UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05059
                                                     ---------


                                 HighMark Funds
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                        350 California Street, Suite 1600
                             San Francisco, CA 94104
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               John M. Loder, Esq.
                                Ropes & Gray LLP
                            Three Embarcadero Center
                             San Francisco, CA 94111
               --------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-433-6884
                                                           --------------

                     Date of fiscal year end: July 31, 2010
                                              -------------

                     Date of reporting period: July 31, 2010
                                               -------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

--------------------------------------------------------------------------------
                                                                JULY 31, 2010
--------------------------------------------------------------------------------

      HIGHMARK
         The smarter approach to investing.

      EQUITY
      ASSET ALLOCATION
      FIXED-INCOME

      ANNUAL
      --------------------------------------------------------
                                                        report
      [GRAPHIC OMITTED]

      [HIGHMARK FUNDS LOGO](R)

                               TABLE OF CONTENTS

management's discussion of fund performance
   balanced fund ..........................................................    2
   cognitive value fund ...................................................    4
   core equity fund .......................................................    6
   enhanced growth fund ...................................................    8
   equity income fund .....................................................   10
   fundamental equity fund ................................................   12
   geneva mid cap growth fund .............................................   14
     (formerly geneva growth fund)
   geneva small cap growth fund ...........................................   16
   international opportunities fund .......................................   18
   large cap growth fund ..................................................   20
   large cap value fund ...................................................   22
   nyse arca tech 100 index fund ..........................................   24
   small cap advantage fund ...............................................   26
   small cap value fund ...................................................   28
   value momentum fund ....................................................   30
   capital growth allocation fund .........................................   32
   diversified equity allocation fund .....................................   34
   growth & income allocation fund ........................................   36
   income plus allocation fund ............................................   38
   bond fund ..............................................................   40
   california intermediate tax-free bond fund .............................   42
   national intermediate tax-free bond fund ...............................   44
   short term bond fund ...................................................   46
   wisconsin tax-exempt fund ..............................................   48
disclosure of fund expenses ...............................................   50
schedules of investments ..................................................   53
statements of assets and liabilities ......................................  122 statements of operations ..................................................  134
statements of changes in net assets .......................................  140 financial highlights ......................................................  162
notes to financial statements .............................................  174
report of independent registered public accounting firm ...................  189 notice to shareholders ....................................................  190
trustees and officers .....................................................  191
board approval of the existing advisory and sub advisory agreements .......  193 fund information ..........................................................  198
service providers & board of trustees .....................................  204

This report and the financial statements contained herein are submitted for the general information of HighMark Funds' shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Shares of HighMark Funds are not deposits or obligations of, or guaranteed by, Union Bank, N.A. or any of its subsidiaries or affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investments in shares of mutual funds involve risk, including the possible loss of principal. HighMark Funds Distributors, Inc. serves as Distributor for HighMark Funds and is not affiliated with the Adviser of HighMark Funds, HighMark Capital Management, Inc., or with Union Bank, N.A.

                                TOP TEN HOLDINGS

                                                                         % OF
COMPANY*                                                               PORTFOLIO
DANAHER                                                                   3.0%

PRAXAIR                                                                   2.6

CISCO SYSTEMS                                                             1.9

JPMORGAN CHASE                                                            1.8

GOLDMAN SACHS GROUP                                                       1.8

WELLS FARGO                                                               1.8

EXXON MOBIL                                                               1.8

SUNCOR ENERGY                                                             1.7

OCCIDENTAL PETROLEUM                                                      1.7

GOOGLE, CL A                                                              1.7

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
INFORMATION TECHNOLOGY                                                   14.6%

ENERGY                                                                   12.5

FINANCIALS                                                               11.2

INDUSTRIAL                                                                9.4

CONSUMER STAPLES                                                          9.0

CONSUMER DISCRETIONARY                                                    8.1

REPURCHASE AGREEMENT                                                      7.4

HEALTH CARE                                                               6.7

MATERIALS                                                                 5.2

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS                        4.9

MORTGAGE-BACKED SECURITIES                                                4.6

UTILITIES                                                                 3.0

U.S. TREASURY OBLIGATION                                                  1.3

ASSET-BACKED SECURITIES                                                   0.9

TELECOMMUNICATION SERVICES                                                0.6

REGISTERED INVESTMENT COMPANY                                             0.6

*     EXCLUDES SHORT-TERM SECURITIES.

BALANCED FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2010, HighMark Balanced Fund (the "Fund") produced a total return of 12.60% (Fiduciary Shares). In comparison, the Fund's benchmarks, the unmanaged S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the unmanaged blended index of 60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index, returned 13.84%, 8.91% and 11.87%, respectively, for the same period. The Fund outperformed its blended benchmark of 60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index overall for the reporting period.

FACTORS AFFECTING PERFORMANCE

The equity market stabilization and recovery that began March 9, 2009 continued during the Fund's reporting period, although volatility increased and growth slowed in the latter half of the reporting period. The fiscal and monetary stimulus applied during the economic downturn and coordinated action by central banks took time to cycle through U.S. and world economies. Stock market performance reflected this recovery in economic activity and resulted in broad-based participation in the markets' advance during the reporting period. However, unemployment remained stubbornly high, which called into question the sustainability of improvements in consumer spending. Also, the expiration of the new home buyer's tax credit exposed the fragility of the recovery in the housing market. These factors, coupled with the euro zone sovereign debt crisis that began in April, caused significant slowdowns in domestic and global markets.

The utilities sector performed well during the reporting period, as did the consumer discretionary sector, with its greater exposure to a global economic recovery. Apple Inc. and Citrix Systems Inc. in the technology sector were top contributors to the Fund's performance. Questar Corp. was a top performer in the utilities sector. Starwood Hotels & Resorts Worldwide Inc. and Las Vegas Sands Corp. were top performers in the consumer discretionary sector.

However, the consumer staples sector of the portfolio was negatively impacted by one of the Fund's larger holdings, CVS Caremark, and the management and operational issues the company experienced. Also, the financial sector contributed negatively to performance, most notably Goldman Sachs, which was involved with a lawsuit brought by the Securities and Exchange Commission.

Credit quality was a key factor for much of the Fund's fixed income performance, as spreads narrowed and lower quality securities outperformed higher quality securities during the reporting period. This outperformance was due mainly to the recovery in the corporate bond sector, which continued to rebound from historic lows earlier in the calendar year.

The Fund is double in its weighting relative to its benchmark in lower quality corporate bonds and underweighted in higher quality Treasury bonds. The Fund's overweight in corporate bonds relative to its benchmark is the primary reason for its fixed income outperformance during the reporting period.

2 HIGHMARK(R) FUNDS

HIGHMARK BALANCED FUND INVESTMENT OBJECTIVE

HIGHMARK BALANCED FUND SEEKS CAPITAL APPRECIATION AND INCOME, WITH A SECONDARY INVESTMENT OBJECTIVE OF CONSERVATION OF CAPITAL.

[PHOTO OF DAVID GOERZ]

PORTFOLIO MANAGER
DAVID GOERZ (1)
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OF KEN WEMER]

PORTFOLIO MANAGER
KEN WEMER (1)
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OF JACK MONTGOMERY]

PORTFOLIO MANAGER
JACK MONTGOMERY (1)
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK BALANCED FUND VERSUS THE S&P 500 INDEX, THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX, AN UNMANAGED BLENDED INDEX OF 60% S&P 500 INDEX AND 40% BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX AND THE MORNINGSTAR MODERATE ALLOCATION CATEGORY.

                                  [LINE GRAPH]

                                                                                 60/40 Hybrid    Barclays Capital
         HighMark Balanced Fund  HighMark Balanced Fund  Morningstar Moderate  of the following   U.S. Aggregate
            Fiduciary Shares         Class A Shares       Allocation Category    two indices:      Bond Index++    S&P 500 Index++
         ----------------------  ----------------------  --------------------  ----------------  ----------------  ---------------
7/00            $10,000                  $ 9,450                $10,000             $10,000           $10,000          $10,000
7/01            $ 9,415                  $ 8,869                $ 9,913             $ 9,606           $11,268          $ 8,567
7/02            $ 8,074                  $ 7,586                $ 8,718             $ 8,463           $12,116          $ 6,543
7/03            $ 8,664                  $ 8,128                $ 9,382             $ 9,236           $12,773          $ 7,239
7/04            $ 9,358                  $ 8,751                $10,231             $10,149           $13,391          $ 8,192
7/05            $10,229                  $ 9,544                $11,470             $11,202           $14,033          $ 9,343
7/06            $10,615                  $ 9,879                $12,035             $11,634           $14,238          $ 9,846
7/07            $11,832                  $10,980                $13,515             $13,017           $15,029          $11,434
7/08            $11,061                  $10,245                $12,682             $12,472           $15,954          $10,166
7/09            $10,149                  $ 9,379                $11,188             $11,370           $17,206          $ 8,137
7/10            $11,428                  $10,524                $12,518             $12,720           $18,739          $ 9,263

++ Indexes are unmanaged and do not incur fees, expenses or other costs.

----------------------------------------------------------------------------------------------------------------------------
                                                  ANNUALIZED    ANNUALIZED    ANNUALIZED    ANNUALIZED     GROSS       NET
                                      ONE YEAR      3 YEAR        5 YEAR       10 YEAR        SINCE       EXPENSE    EXPENSE
                                       RETURN       RETURN        RETURN        RETURN      INCEPTION     RATIO++    RATIO++
----------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                       12.60%       -1.15%         2.24%         1.34%        6.25%        1.56%      0.99%
----------------------------------------------------------------------------------------------------------------------------
Class A Shares                         12.24%       -1.40%         1.98%         1.09%        6.04%+       1.81%      1.24%
----------------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*                  6.04%       -3.24%         0.84%         0.51%        5.73%+       1.81%      1.24%
----------------------------------------------------------------------------------------------------------------------------
Class B Shares                         11.62%       -1.96%         1.38%         0.46%        5.65%+       2.31%      1.84%
----------------------------------------------------------------------------------------------------------------------------
Class B Shares w/load**                 6.62%       -2.85%         1.03%         0.46%        5.65%+       2.31%      1.84%
----------------------------------------------------------------------------------------------------------------------------
Class C Shares                         11.61%       -2.00%         1.37%         0.45%        5.73%+       2.31%      1.84%
----------------------------------------------------------------------------------------------------------------------------
Class C Shares w/load***               10.61%       -2.00%         1.37%         0.45%        5.73%+       2.31%      1.84%
----------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. PERFORMANCE PRESENTED FROM FEBRUARY 1, 1991 (COMMENCEMENT OF INVESTMENT OPERATIONS OF FIDUCIARY SHARES) TO APRIL 25, 1997 AND NOVEMBER 13, 1992 (COMMENCEMENT OF CLASS A SHARES) TO APRIL 25, 1997, REFLECTS THE PERFORMANCE OF STEPSTONE BALANCED FUND, THE PREDECESSOR TO HIGHMARK BALANCED FUND. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

  + The performance presented links the performance of Fiduciary Shares from February 1, 1991 with the performance of Class A Shares on November 13, 1992, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge/contingent deferred sales charge ("CDSC") applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

(1) Mr. Goerz is responsible for asset allocation decisions; Mr. Wemer manages the equity portion of the Fund's portfolio; Mr. Montgomery is responsible for the management of the fixed income portion of the Fund's portfolio.

                                                             HIGHMARK(R) FUNDS 3

                                TOP TEN HOLDINGS

                                                                         % OF
COMPANY*                                                               PORTFOLIO
HEALTHSPRING                                                              1.2%

UGI                                                                       1.2

UNISOURCE ENERGY                                                          1.2

HUBBELL, CL B                                                             1.2

TIMKEN                                                                    1.1

STANDEX INTERNATIONAL                                                     1.1

APPLIED INDUSTRIAL TECHNOLIGIES                                           1.1

NACCO INDUSTRIES, CL A                                                    1.0

MANTECH INTERNATIONAL, CL A                                               1.0

M&F WORLDWIDE                                                             1.0

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
FINANCIALS                                                               21.3%

INDUSTRIAL                                                               20.0

CONSUMER DISCRETIONARY                                                   13.8

INFORMATION TECHNOLOGY                                                   13.5

MATERIALS                                                                 6.7

HEALTH CARE                                                               6.5

ENERGY                                                                    5.6

UTILITIES                                                                 4.7

CONSUMER STAPLES                                                          4.0

REPURCHASE AGREEMENT                                                      2.0

REGISTERED INVESTMENT COMPANIES                                           1.2

TELECOMMUNICATION SERVICES                                                0.7

*     EXCLUDES SHORT-TERM SECURITIES.

COGNITIVE VALUE FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2010, HighMark Cognitive Value Fund (the "Fund") produced a total return of 20.08% (Class M Shares). In comparison, the Fund's benchmark, the unmanaged S&P Small Cap 600/Citigroup Value Index, returned 18.31% for the same period.

FACTORS AFFECTING PERFORMANCE

Unlike late 2008 and early 2009, when extreme market dislocations caused several of the Fund's behavioral finance investment factors to underperform, market conditions were more typical for most of the fiscal year. In the second half of the reporting period, micro-cap stocks also experienced relatively better returns. These two developments positively contributed to the Fund's performance.

For the Fund's behavioral finance investment strategy to succeed, we believe investors must behave in an irrational but predictable manner. During the market meltdown and subsequent sharp rally in late 2008 and the first half of 2009, investors were irrational but not easily predictable, as the extreme market events tended to break them out of their normal routines. Although this effect was temporary, the magnitude of the market swings, combined with substantial economic disruption, kept investors off balance for longer than usual.

During the first two months covered by this report, investor irrationality was often unpredictable, diminishing the usefulness of the Fund's Behavioral Ranking Model (BRM). Over the next three months, predictability began to return, but it took a while before this translated into positive investment performance. During this time, the micro-cap stock portion of the Fund's portfolio lagged the overall stock market, largely due to the perception that tight lending conditions would disproportionately harm the smaller companies that tend to be more dependent on external financing for their operations.

During the first few months of 2010, the Fund experienced a combination of performance results, with the only strong positive BRM result coming in February. Micro-cap stocks were also lackluster during this period. In March, micro-cap stocks finally began to outperform. From March to July 2010, micro-cap stocks beat the S&P Small Cap 600/Citigroup Value Index by an average of 2% per month. The BRM also started to contribute positively to the Fund's results as investors' irrational behavior appeared to have returned to its more typical, reasonably predictable state. As a result, the Fund was able to outperform its benchmark for the full fiscal year.

4 HIGHMARK(R) FUNDS

HIGHMARK COGNITIVE VALUE FUND INVESTMENT OBJECTIVE

HIGHMARK COGNITIVE VALUE FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OF THOMAS MUDGE]

LEAD PORTFOLIO MANAGER
THOMAS MUDGE
BAILARD, INC.

[PHOTO OF GEORGE Y. SOKOLOFF]

PORTFOLIO MANAGER
GEORGE Y. SOKOLOFF
BAILARD, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK COGNITIVE VALUE FUND VERSUS THE S&P SMALLCAP 600/CITIGROUP VALUE INDEX AND THE MORNINGSTAR SMALL VALUE CATEGORY.

                                  [LINE GRAPH]

             HighMark     HighMark         S&P
            Cognitive    Cognitive       SmallCap
            Value Fund   Value Fund   600/Citigroup   Morningstar
             Class M      Class A         Value       Small Value
              Shares      Shares+        Index++       Category
            ----------   ----------   -------------   -----------
5/30/01       $10,000      $ 9,446       $10,000        $10,000
7/01          $10,070      $ 9,505       $10,343        $10,567
7/02          $ 9,528      $ 8,950       $ 9,428        $ 9,267
7/03          $10,412      $ 9,734       $10,879        $10,519
7/04          $12,358      $11,497       $13,201        $11,464
7/05          $15,317      $14,180       $16,614        $12,780
7/06          $16,552      $15,273       $17,763        $13,256
7/07          $18,535      $17,034       $20,066        $14,752
7/08          $16,499      $15,123       $17,833        $13,019
7/09          $12,866      $11,735       $14,546        $10,713
7/10          $15,450      $14,042       $17,209        $12,990

++ Indexes are unmanaged and do not incur fees, expenses or other costs.

--------------------------------------------------------------------------------------------------------------
                                                  ANNUALIZED    ANNUALIZED    ANNUALIZED     GROSS       NET
                                      ONE YEAR      3 YEAR        5 YEAR        SINCE       EXPENSE    EXPENSE
                                       RETURN       RETURN        RETURN      INCEPTION     RATIO++    RATIO++
--------------------------------------------------------------------------------------------------------------
Fiduciary Shares                       20.06%       -5.92%        0.13%+        4.72%+       1.35%      1.23%
--------------------------------------------------------------------------------------------------------------
Class A Shares                         19.60%       -6.25%       -0.21%+        4.41%+       1.60%      1.48%
--------------------------------------------------------------------------------------------------------------
Class A Shares w/load*                 13.01%       -7.99%       -1.34%+        3.76%+       1.60%      1.48%
--------------------------------------------------------------------------------------------------------------
Class C Shares                         18.92%       -6.85%       -0.84%+        3.80%+       2.10%      2.08%
--------------------------------------------------------------------------------------------------------------
Class C Shares w/load**                17.92%       -6.85%       -0.84%+        3.80%+       2.10%      2.08%
--------------------------------------------------------------------------------------------------------------
Class M Shares                         20.08%       -5.89%        0.17%         4.86%        1.10%      1.08%
--------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

  + The performance presented links the performance of Class M Shares from May 30, 2001 with the performance of Class A and Class C Shares on April 3, 2006 and Fiduciary Shares on July 3, 2006. Class M Share performance has been adjusted for the maximum sales charge/contingent deferred sales charge ("CDSC") applicable to Class A and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 1.00%.

                                                             HIGHMARK(R) FUNDS 5

                                TOP TEN HOLDINGS

                                                                         % OF
COMPANY*                                                               PORTFOLIO
COCA COLA                                                                 3.4%

INTERNATIONAL BUSINESS MACHINES                                           3.0

CONOCOPHILLIPS                                                            2.9

GENERAL ELECTRIC                                                          2.8

UNITED PARCEL SERVICE, CL B                                               2.8

PROCTER & GAMBLE                                                          2.7

JPMORGAN CHASE                                                            2.7

CHEVRON                                                                   2.6

IAC/INTERACTIVECORP                                                       2.4

WELLS FARGO                                                               2.3

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
INFORMATION TECHNOLOGY                                                   19.9%

FINANCIALS                                                               15.5

CONSUMER STAPLES                                                         12.9

INDUSTRIAL                                                               12.4

HEALTH CARE                                                              10.5

ENERGY                                                                    9.5

CONSUMER DISCRETIONARY                                                    8.8

MATERIALS                                                                 3.4

TELECOMMUNICATIONS SERVICES                                               2.5

REPURCHASE AGREEMENT                                                      2.3

UTILITIES                                                                 2.3

*     EXCLUDES SHORT-TERM SECURITIES.

CORE EQUITY FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2010, HighMark Core Equity Fund (the "Fund") produced a total return of 14.56% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged S&P 500 Index, returned 13.84% over the same period.

FACTORS AFFECTING PERFORMANCE

The equity market stabilization and recovery that began March 9, 2009 continued during the Fund's reporting period. The fiscal and monetary stimulus applied during the economic downturn took time to cycle through U.S. and world economies and eventually led to GDP growth for the majority of the period. Stock market performance reflected this recovery in economic activity and resulted in broad-based participation in the markets' advance. However, in April 2010 the economy showed signs of slowing, and the sovereign debt crisis in the euro zone raised fears of further economic uncertainty and volatility.

The Fund initially sought to capitalize on the economic expansion witnessed throughout much of the reporting period, and invested in companies with lower valuations. As the economy slowed, valuations became less important, and companies with strong earnings were favored.

The consumer durables and technology sectors contributed to the Fund's performance. Specific stocks that performed well include Pioneer Natural Resources, a petroleum exploration and production firm in the energy sector. Also, petroleum giant Conoco Phillips and Internet company Interactive Corp. added to performance.

The financials and consumer staples sectors detracted from the Fund's performance. Specifically, Goldman Sachs and Waddell & Reed performed poorly in financials, as did Amgen in the biotechnology sector. Despite this slight drag on performance, the Fund outperformed its benchmark for the reporting period.

6 HIGHMARK(R) FUNDS

HIGHMARK CORE EQUITY FUND INVESTMENT OBJECTIVE

HIGHMARK CORE EQUITY FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OF DAVID GOERZ]

CO-PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OF DEREK IZUEL]

CO-PORTFOLIO MANAGER
DEREK IZUEL
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK CORE EQUITY FUND VERSUS THE S&P 500 INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

                                  [LINE GRAPH]

              HighMark
            Core Equity     HighMark
                Fund       Core Equity               Morningstar
             Fiduciary    Fund Class A    S&P 500    Large Value
               Shares        Shares+       Index++     Category
            -----------   ------------   ---------   -----------
7/00          $10,000        $ 9,450       $10,000      $10,000
7/01          $ 8,509        $ 8,015       $ 8,567      $10,787
7/02          $ 6,446        $ 6,055       $ 6,543      $ 8,722
7/03          $ 7,035        $ 6,594       $ 7,239      $ 9,476
7/04          $ 7,726        $ 7,218       $ 8,192      $10,931
7/05          $ 8,611        $ 8,036       $ 9,346      $12,671
7/06          $ 9,431        $ 8,771       $ 9,849      $13,717
7/07          $10,809        $10,020       $11,439      $15,686
7/08          $ 9,258        $ 8,572       $10,170      $13,309
7/09          $ 7,445        $ 6,872       $ 8,140      $10,628
7/10          $ 8,528        $ 7,852       $ 9,267      $11,983

++ Indexes are unmanaged and do not incur fees, expenses or other costs.

-----------------------------------------------------------------------------------------------------------
                                      ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                           ONE YEAR     3 YEAR       5 YEAR       10 YEAR       SINCE     EXPENSE   EXPENSE
                            RETURN      RETURN       RETURN       RETURN      INCEPTION   RATIO++   RATIO++
-----------------------------------------------------------------------------------------------------------
Fiduciary Shares            14.56%      -7.59%       -0.19%        -1.58%      -1.78%      1.19%     1.00%
-----------------------------------------------------------------------------------------------------------
Class A Shares              14.27%      -7.80%       -0.46%        -1.84%      -2.03%+     1.44%     1.25%
-----------------------------------------------------------------------------------------------------------
Class A Shares w/load*       8.00%      -9.53%       -1.58%        -2.39%      -2.57%+     1.44%     1.25%
-----------------------------------------------------------------------------------------------------------
Class B Shares              13.58%      -8.41%       -1.07%        -2.46%      -2.65%+     1.94%     1.85%
-----------------------------------------------------------------------------------------------------------
Class B Shares w/load**      8.58%      -9.28%       -1.44%        -2.46%      -2.65%+     1.94%     1.85%
-----------------------------------------------------------------------------------------------------------
Class C Shares              13.50%      -8.49%       -1.14%        -2.18%+     -2.37%+     1.94%     1.85%
-----------------------------------------------------------------------------------------------------------
Class C Shares w/load***    12.50%      -8.49%       -1.14%        -2.18%+     -2.37%+     1.94%     1.85%
-----------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

  + The performance presented links the performance of Fiduciary Shares from May 31, 2000 with the performance of Class A and Class B Shares on June 30, 2000 and Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the maximum sales charge/contingent deferred sales charge ("CDSC") applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

                                                             HIGHMARK(R) FUNDS 7

                                TOP TEN HOLDINGS

                                                                          % OF
COMPANY*                                                               PORTFOLIO
APPLE                                                                     6.3%

MICROSOFT                                                                 5.0

GOOGLE, CL A                                                              3.4

HEWLETT-PACKARD                                                           3.3

CISCO SYSTEMS                                                             3.1

INTEL                                                                     2.9

ORACLE                                                                    2.9

INTERNATIONAL BUSINESS MACHINES                                           2.8

QUALCOMM                                                                  2.5

SALESFORCE.COM                                                            1.7

                                  FUND SECTORS

                                                                          % OF
SECTOR                                                                 PORTFOLIO
INFORMATION TECHNOLOGY                                                   87.4%

HEALTH CARE                                                               6.9

CONSUMER DISCRETIONARY                                                    2.4

REPURCHASE AGREEMENT                                                      1.5

TELECOMMUNICATION SERVICES                                                1.5

INDUSTRIAL                                                                0.3

*     EXCLUDES SHORT-TERM SECURITIES.

ENHANCED GROWTH FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2010, Highmark Enhanced Growth Fund (the "Fund") produced a total return of 14.04% (Class M Shares). In comparison, the Fund's benchmark, the NASDAQ 100 Index, returned 17.02% for the same period.

FACTORS AFFECTING PERFORMANCE

During the reporting period, the Fund focused on certain sectors, particularly in the technology sector. The Fund also invested in the healthcare sector, focusing on biotech, medical devices and pharmaceutical companies. The Fund also held small positions in the consumer discretionary, industrials and telecommunications sectors.

Equities recovered significantly from the low in March 2009 during the first six months of the reporting period. The Fund benefitted from the overall positive market sentiment in the equity market. The Fund was up 7.97% during the first six months of this fiscal year, particularly due to outperformance in technology stocks. Technology companies with strong balance sheets (i.e. high cash balance and low debts), high earnings growth expectations and low valuations outperformed equities in other spectrums. Inclusion of these securities positively contributed to the Fund's performance during the first six months of the reporting period.

Sub-sectors that contributed to the Fund's overall performance were internet software and services, systems software and semiconductor stocks. IT consulting, computer peripherals and electronic components also performed well. The sub-sectors that detracted from the Fund's performance were home entertainment, software, electronic manufacturing services and semiconductor equipment.

Investor sentiment changed course during the second half of the reporting period. While sentiment was still buoyant at the start of the calendar year, pessimism started gaining momentum, particularly when the European sovereign debt crisis took hold. With unemployment in the U.S. still at record levels, housing still in a slump and looming deficits, the equity markets gave up much of their earlier gains.

Technology stocks underperformed during the second half of the reporting period. Disappointments in future earnings growth estimates, concerns of unsustainable earnings growth and low revenue growth among technology companies (i.e. earnings growth generated from cost cuttings instead of revenue growth) resulted in concerns of an impending slowdown in the overall economy and concerns in sustainability of corporate spending and future capital expenditures. These concerns detracted from the performance of the technology sector in the second half of the reporting period.

Sub-sectors that contributed positively to the Fund's overall performance over the second half of the reporting period were internet software and services, systems software and semiconductor stocks. IT consulting, computer peripherals and electronic components also performed very well. The end of the fiscal year was marked by a sell-off in all major sub-sectors within the technology area. Among the larger detractors from performance were stocks within the communications equipment, computer hardware and computer storage industry groups.

8 HIGHMARK(R) FUNDS

HIGHMARK ENHANCED GROWTH FUND INVESTMENT OBJECTIVE

HIGHMARK ENHANCED GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OF SONYA THADHANI]

PORTFOLIO MANAGER
SONYA THADHANI
BAILARD, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK ENHANCED GROWTH FUND VERSUS THE NASDAQ 100 INDEX AND THE MORNINGSTAR TECHNOLOGY CATEGORY.

                                  [LINE GRAPH]

              HighMark Enhanced   HighMark Enhanced
                Growth Fund          Growth Fund                           Morningstar Technology
               Class M Shares      Class A Shares+    NASDAQ 100 Index++          Category
              -----------------   -----------------   ------------------   ----------------------
5/30/01            $10,000              $9,450             $10,000                $10,000
7/01               $ 9,320              $8,799             $ 9,465                $ 8,836
7/02               $ 5,490              $5,158             $ 5,413                $ 6,185
7/03               $ 7,180              $6,711             $ 7,196                $ 7,020
7/04               $ 7,840              $7,292             $ 7,910                $ 7,651
7/05               $ 8,886              $8,223             $ 9,100                $ 8,530
7/06               $ 8,139              $7,488             $ 8,595                $ 8,298
7/07               $10,328              $9,461             $11,053                $10,576
7/08               $ 9,350              $8,531             $10,579                $ 9,468
7/09               $ 8,150              $7,405             $ 9,173                $ 8,391
7/10               $ 9,294              $8,414             $10,735                $ 9,755

++ Indexes are unmanaged and do not incur fees, expenses or other costs.

----------------------------------------------------------------------------------------------
                                      ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                           ONE YEAR     3 YEAR       5 YEAR       SINCE      EXPENSE   EXPENSE
                            RETURN      RETURN       RETURN      INCEPTION   RATIO++   RATIO++
----------------------------------------------------------------------------------------------
Fiduciary Shares            14.17%      -3.46%        0.94%+      -0.88%+     1.31%     1.20%
----------------------------------------------------------------------------------------------
Class A Shares              13.71%      -3.81%        0.47%+      -1.25%+     1.56%     1.45%
----------------------------------------------------------------------------------------------
Class A Shares w/load*       7.50%      -5.60%       -0.65%+      -1.87%+     1.56%     1.45%
----------------------------------------------------------------------------------------------
Class C Shares              13.04%      -4.41%       -0.07%+      -1.77%+     2.06%     2.05%
----------------------------------------------------------------------------------------------
Class C Shares w/load**     12.04%      -4.41%       -0.07%+      -1.77%+     2.06%     2.05%
----------------------------------------------------------------------------------------------
Class M Shares              14.04%      -3.46%        0.90%       -0.80%      1.06%     1.05%
----------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

  + The performance presented links the performance of Class M Shares from May 30, 2001 with the performance of Class A and Class C Shares on April 3, 2006 and Fiduciary Shares on April 4, 2006. Class M Share performance has been adjusted for the maximum sales charge/contingent deferred sales charge ("CDSC") applicable to Class A and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 1.00%.

                                                             HIGHMARK(R) FUNDS 9

                                TOP TEN HOLDINGS

                                                                          % OF
COMPANY*                                                               PORTFOLIO
INTERNATIONAL BUSINESS MACHINES                                           3.8%

RAYONIER REIT                                                             3.7

MERCK                                                                     3.1

ANNALY CAPITAL MANAGEMENT REIT                                            3.0

CHEVRON                                                                   3.0

AT&T                                                                      2.8

GENERAL ELECTRIC                                                          2.7

BRISTOL-MYERS SQUIBB                                                      2.6

PPG INDUSTRIES                                                            2.5

TRANSCANADA                                                               2.4

                                  FUND SECTORS

                                                                          % OF
SECTOR                                                                 PORTFOLIO
FINANCIALS                                                               25.1%

ENERGY                                                                   15.4

CONSUMER DISCRETIONARY                                                   10.8

HEALTH CARE                                                               9.9

INDUSTRIAL                                                                9.8

INFORMATION TECHNOLOGY                                                    9.0

MATERIALS                                                                 7.6

TELECOMMUNICATION SERVICES                                                6.8

UTILITIES                                                                 3.4

CONSUMER STAPLES                                                          2.1

REGISTERED INVESTMENT COMPANY                                             0.1

*     EXCLUDES SHORT-TERM SECURITIES.

EQUITY INCOME FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2010, HighMark Equity Income Fund (the "Fund") produced a total return of 16.06% (Class A Shares without load). In comparison, the Fund's benchmark, the unmanaged Russell 1000 Value Index, returned 15.39% for the same period.

FACTORS AFFECTING PERFORMANCE

The equity market stabilization and recovery that began March 9, 2009 continued during the Fund's reporting period, although volatility increased and growth slowed in the latter half of the reporting period. The fiscal and monetary stimulus applied during the economic downturn and coordinated action by central banks took time to cycle through U.S. and world economies. However, it eventually led to GDP growth and stock market outperformance. The result was broad-based participation in the markets' advance during the reporting period.

The Fund's overweight of 3.66% to the materials sector positively contributed to the Fund's performance. However, the Fund's 2.13% underweight exposure to the industrials sector detracted from the Fund's performance.

Polaris Industries in the consumer discretionary sector provided a contribution of 0.94% to the Fund's performance. Rayonier Inc. in the real estate investment trust sector contributed 0.91% of the Fund's performance, and PPG Industries in the industrial sector provided a contribution of 0.74% to the Fund's performance.

Citigroup Inc. in the financial sector detracted from the Fund's performance (-0.58%), as did BP Plc. Sponsored ADR in the oil exploration sector (-0.53%).

Despite this, the Fund outperformed its benchmark for the reporting period.

10 HIGHMARK(R) FUNDS

HIGHMARK EQUITY INCOME FUND INVESTMENT OBJECTIVE

HIGHMARK EQUITY INCOME FUND SEEKS TOTAL RETURN FROM INCOME AND CAPITAL APPRECIATION.

[PHOTO OF DONALD NESBITT]

LEAD PORTFOLIO MANAGER
DONALD NESBITT
ZIEGLER CAPITAL MANAGEMENT, LLC

[PHOTO OF MIKHAIL ALKHAZOV]

PORTFOLIO MANAGER
MIKHAIL ALKHAZOV
ZIEGLER CAPITAL MANAGEMENT, LLC

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK EQUITY INCOME FUND VERSUS THE RUSSELL 1000 VALUE INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

                                  [LINE GRAPH]

                 HighMark Equity
                   Income Fund          Russell 1000        Morningstar Large
                 Class A Shares         Value Index++        Value Category
                 ---------------        -------------       -----------------
3/31/05              $ 9,450               $10,000               $10,000
7/05                 $ 9,943               $10,497               $10,449
7/06                 $10,421               $11,713               $11,312
7/07                 $11,810               $13,291               $12,935
7/08                 $10,062               $11,277               $10,976
7/09                 $ 7,833               $ 8,690               $ 8,764
7/10                 $ 9,090               $10,028               $ 9,881

++ Indexes are unmanaged and do not incur fees, expenses or other costs.

--------------------------------------------------------------------------------------------------
                                      ANNUALIZED   ANNUALIZED   ANNUALIZED     GROSS        NET
                           ONE YEAR     3 YEAR       5 YEAR       SINCE       EXPENSE     EXPENSE
                            RETURN      RETURN       RETURN     INCEPTION     RATIO++     RATIO++
--------------------------------------------------------------------------------------------------
Fiduciary Shares            15.50%      -8.50%+      -1.87%+      -0.82%+       1.23%       0.90%
--------------------------------------------------------------------------------------------------
Class A Shares              16.06%      -8.35%       -1.78%       -0.73%        1.48%       1.15%
--------------------------------------------------------------------------------------------------
Class A Shares w/load*       9.61%     -10.06%       -2.88%       -1.77%        1.48%       1.15%
--------------------------------------------------------------------------------------------------
Class B Shares              15.25%      -8.98%       -2.49%       -1.45%        1.98%       1.75%
--------------------------------------------------------------------------------------------------
Class B Shares w/load**     10.25%      -9.83%       -2.82%       -1.61%        1.98%       1.75%
--------------------------------------------------------------------------------------------------
Class C Shares              15.22%      -9.01%       -2.50%       -1.26%        1.98%       1.75%
--------------------------------------------------------------------------------------------------
Class C Shares w/load***    14.22%      -9.01%       -2.50%       -1.26%        1.98%       1.75%
--------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

  + The performance presented links the performance of Class A Shares from April 1, 2005 with the performance of Fiduciary Shares on July 24, 2009. Class A Share performance has been adjusted by removing the sales charge applicable to Class A Shares because Class A Shares bear a sales charge while Fiduciary Shares do not bear a sales charge, but the performance otherwise has not been adjusted to reflect the fees and expenses applicable to Fiduciary Shares; with those adjustments, performance would be higher than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 11

                                TOP TEN HOLDINGS

                                                                         % OF
COMPANY*                                                               PORTFOLIO
DANAHER                                                                   4.3%

PRAXAIR                                                                   3.7

GOLDMAN SACHS GROUP                                                       2.7

JPMORGAN CHASE                                                            2.7

EXXON MOBIL                                                               2.6

WELLS FARGO                                                               2.6

APPLE                                                                     2.5

OCCIDENTAL PETROLEUM                                                      2.4

GOOGLE, CL A                                                              2.4

SUNCOR ENERGY                                                             2.4

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
INFORMATION TECHNOLOGY                                                   19.8%

ENERGY                                                                   14.9

CONSUMER STAPLES                                                         12.4

INDUSTRIAL                                                               12.3

FINANCIALS                                                               10.7

CONSUMER DISCRETIONARY                                                    8.6

HEALTH CARE                                                               7.8

MATERIALS                                                                 6.4

REGISTERED INVESTMENT COMPANIES                                           4.8

UTILITIES                                                                 2.3

*     EXCLUDES SHORT-TERM SECURITIES.

FUNDAMENTAL EQUITY FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2010, HighMark Fundamental Equity Fund (the "Fund") produced a total return of 11.78% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged S&P 500 Index, returned 13.84% for the same period.

FACTORS AFFECTING PERFORMANCE

The equity market stabilization and recovery that began March 9, 2009 continued during the Fund's reporting period, although volatility increased and growth slowed in the latter half of the reporting period. The fiscal and monetary stimulus applied during the economic downturn and coordinated action by central banks took time to cycle through U.S. and world economies. Stock market performance reflected this recovery in economic activity and resulted in the broad-based participation in the markets' advance during the reporting period. However, unemployment remained stubbornly high, which called into question the sustainability of improvements in consumer spending. Also, the expiration of the new home buyer's tax credit exposed the fragility of the recovery in the housing market. These factors, coupled with the euro zone sovereign debt crisis that began in April, caused significant slowdowns in domestic and global markets.

The utilities sector performed well during the reporting period, as did the consumer discretionary sector, with its greater exposure to a global economic recovery. Apple Inc. and Citrix Systems Inc. in the technology sector were top contributors to the Fund's performance. Questar Corp. was a top performer in the utilities sector. Starwood Hotels & Resorts Worldwide Inc. and Las Vegas Sands Corp. were top performers in the consumer discretionary sector.

However, the consumer staples sector of the portfolio was negatively impacted by one of the Fund's larger holdings, CVS Caremark, and the management and operational issues the company experienced. Also, the financial sector contributed negatively to performance, most notably Goldman Sachs, which was involved with a lawsuit brought by the Securities and Exchange Commission.

As a result, the Fund underperformed its benchmark for the reporting period.

12 HIGHMARK(R) FUNDS

HIGHMARK FUNDAMENTAL EQUITY FUND INVESTMENT OBJECTIVE

HIGHMARK FUNDAMENTAL EQUITY FUND SEEKS LONG-TERM CAPITAL APPRECIATION THROUGH INVESTMENTS IN U.S. EQUITY SECURITIES.

[PHOTO OF KEN WEMER]

CO-PORTFOLIO MANAGER (1)
KEN WEMER
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OF GEORGE ROKAS]

CO-PORTFOLIO MANAGER (1)
GEORGE ROKAS
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK FUNDAMENTAL EQUITY FUND VERSUS THE S&P 500 INDEX.

                                  [LINE GRAPH]

              HighMark Fundamental     HighMark Fundamental
                   Equity Fund              Equity Fund
                Fiduciary Shares          Class A Shares        S&P 500 Index++
              --------------------     --------------------     ---------------
8/1/08              $10,000                    $9,450               $10,000
10/08               $ 7,535                    $7,111               $ 7,690
1/09                $ 6,632                    $6,263               $ 6,605
4/09                $ 7,232                    $6,819               $ 7,033
7/09                $ 8,198                    $7,722               $ 8,004
7/10                $ 9,164                    $8,606               $ 9,112

++ Indexes are unmanaged and do not incur fees, expenses or other costs.

-------------------------------------------------------------------------------
                                             ANNUALIZED     GROSS        NET
                                  ONE YEAR     SINCE       EXPENSE     EXPENSE
                                   RETURN    INCEPTION     RATIO++     RATIO++
-------------------------------------------------------------------------------
Fiduciary Shares                   11.78%      -4.28%        1.82%      0.98%
-------------------------------------------------------------------------------
Class A Shares                     11.44%      -4.58%        2.07%      1.23%
-------------------------------------------------------------------------------
Class A Shares w/load*              5.28%      -7.24%        2.07%      1.23%
-------------------------------------------------------------------------------
Class C Shares                     11.39%      -5.07%        2.57%      1.83%
-------------------------------------------------------------------------------
Class C Shares w/load**            10.39%      -5.07%        2.57%      1.83%
-------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 1.00%.

(1) The portfolio management team also includes: Flavia Araujo, co-portfolio manager; David Dillion, co-portfolio manager and Robert Kang, co-portfolio manager.

                                                            HIGHMARK(R) FUNDS 13

                                TOP TEN HOLDINGS

                                                                         % OF
COMPANY*                                                               PORTFOLIO
COGNIZANT TECHNOLOGY SOLUTIONS                                            3.1%

CITRIX SYSTEMS                                                            2.7

O'REILLY AUTOMOTIVE                                                       2.7

CERNER                                                                    2.6

TRACTOR SUPPLY                                                            2.5

RESMED                                                                    2.4

FMC TECHNOLOGIES                                                          2.4

PANERA BREAD                                                              2.4

CH ROBINSON WORLDWIDE                                                     2.4

INTUIT                                                                    2.4

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
INFORMATION TECHNOLOGY                                                   24.6%

INDUSTRIAL                                                               22.6

CONSUMER DISCRETIONARY                                                   21.0

HEALTH CARE                                                              13.4

ENERGY                                                                    7.5

FINANCIALS                                                                4.0

CONSUMER STAPLES                                                          4.0

REGISTERED INVESTMENT COMPANY                                             1.6

MATERIALS                                                                 1.3

*     EXCLUDES SHORT-TERM SECURITIES.

GENEVA MID CAP GROWTH FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2010, HighMark Geneva Mid Cap Growth Fund (the "Fund") produced a total return of 19.22% (Class A Shares without load). In comparison, the Fund's benchmark, the unmanaged Russell Midcap Growth Index, returned 20.17% for the same period.

FACTORS AFFECTING PERFORMANCE

The equity market stabilization and recovery that began in March 2009 continued during the Fund's reporting period, although volatility increased and growth slowed in the latter half of the reporting period. Uncertainty remained over whether the global economy was entering an inflationary or deflationary period, and whether U.S. markets were overexposed to equities. Political issues dealing with health care and tax policy added to the uncertainty. Nonetheless, the reporting period was characterized by record corporate cash balances and earnings.

The Fund invests in higher quality companies. Although it participated in the markets' advance, the reporting period was characterized primarily by the significant outperformance of lower quality issues, as investors focused on companies that benefited most from the massive fiscal and monetary stimulus. Signifying the volatility of the period, the Fund outperformed its benchmark in the fourth quarter of 2009, only to underperform in the first quarter of 2010 as momentum shifted to lower quality, higher beta stocks. Although market momentum once again shifted back to higher quality stocks towards the end of the reporting period, the Fund was unable to overcome the earlier outperformance of lower quality stocks overall.

The Fund's overweight to the information technology and industrial sectors, as well as its stock selection in the consumer discretionary sector, contributed to performance, while its underweight to the financial sector detracted from performance. In the information technology sector, Cognizant Technology Solutions and Citrix were top contributors to performance, as were Panera Bread and Chipotle in the consumer discretionary sector.

Specific stocks that led to the Fund's underperformance during the reporting period were McAfee Inc. in the information technology sector, Range Resources in the energy sector and Covance in the health care sector.

14 HIGHMARK(R) FUNDS

HIGHMARK GENEVA MID CAP GROWTH FUND INVESTMENT OBJECTIVE

HIGHMARK GENEVA MID CAP GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OF AMY S. CROEN]

CO-PORTFOLIO MANAGER
AMY S. CROEN
GENEVA CAPITAL MANAGEMENT LTD.

[PHOTO OF WILLIAM A. PRIEBE]

CO-PORTFOLIO MANAGER
WILLIAM A. PRIEBE
GENEVA CAPITAL MANAGEMENT LTD.

[PHOTO OF MICHELLE J. PICARD]

CO-PORTFOLIO MANAGER
MICHELLE J. PICARD
GENEVA CAPITAL MANAGEMENT LTD.

[PHOTO OF W. SCOTT PRIEBE]

CO-PORTFOLIO MANAGER
W. SCOTT PRIEBE
GENEVA CAPITAL MANAGEMENT LTD.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK GENEVA MID CAP GROWTH FUND VERSUS THE RUSSELL MID-CAP GROWTH INDEX AND MORNINGSTAR MID-CAP GROWTH CATEGORY.

                                  [LINE GRAPH]

                        Geneva Mid Cap
                     Growth Fund Class A   Russell Mid-Cap   Morningstar Mid-Cap
                            Shares         Growth Index++      Growth Category
                     -------------------   ---------------   -------------------
7/00                        $ 9,450             $10,000           $10,000
7/01                        $ 9,618             $ 6,819           $ 7,400
7/02                        $ 8,401             $ 4,863           $ 5,311
7/03                        $ 9,257             $ 5,989           $ 6,141
7/04                        $10,715             $ 6,875           $ 6,798
7/05                        $13,373             $ 8,638           $ 8,320
7/06                        $13,710             $ 8,896           $ 8,518
7/07                        $15,599             $10,800           $10,351
7/08                        $15,401             $ 9,944           $ 9,529
7/09                        $12,797             $ 7,769           $ 7,358
7/10                        $15,254             $ 9,336           $ 8,696

++ Indexes are unmanaged and do not incur fees, expenses or other costs.

-----------------------------------------------------------------------------------------------------------
                                      ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                           ONE YEAR     3 YEAR       5 YEAR       10 YEAR      SINCE      EXPENSE   EXPENSE
                            RETURN      RETURN       RETURN       RETURN     INCEPTION    RATIO++   RATIO++
-----------------------------------------------------------------------------------------------------------
Fiduciary Shares             19.55%     -0.65%+      2.73%+       4.94%+       5.75%+      1.29%     1.15%
-----------------------------------------------------------------------------------------------------------
Class A Shares               19.22%     -0.74%       2.67%        4.91%        5.73%       1.54%     1.40%
-----------------------------------------------------------------------------------------------------------
Class A Shares w/load*       12.63%     -2.59%       1.52%        4.31%        5.22%       1.54%     1.40%
-----------------------------------------------------------------------------------------------------------
Class B Shares               18.53%     -1.42%       1.93%        4.14%        4.98%       2.04%     2.00%
-----------------------------------------------------------------------------------------------------------
Class B Shares w/load**      13.53%     -2.36%       1.56%        4.14%        4.98%       2.04%     2.00%
-----------------------------------------------------------------------------------------------------------
Class C Shares               18.52%     -1.44%       1.94%        4.17%        5.08%+      2.04%     2.00%
-----------------------------------------------------------------------------------------------------------
Class C Shares w/load***     17.52%     -1.44%       1.94%        4.17%        5.08%+      2.04%     2.00%
-----------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

   + The performance presented links the performance of Class A Shares from January 4, 1999 with the performance of Class C Shares on May 8, 2000 and the performance of Fiduciary Shares on June 26, 2009. With respect to Class C Shares, Class A Share performance has been adjusted for the maximum contingent deferred sales charge ("CDSC") applicable to Class C Shares, but does not reflect the higher Rule 12b-1 fees and expenses applicable to the Class; with those adjustments, performance would be lower than that shown. With respect to Fiduciary Shares, Class A Share performance has been adjusted by removing the sales charge applicable to Class A Shares because Class A Shares bear a sales charge while Fiduciary Shares do not bear a sales charge, but the performance otherwise has not been adjusted to reflect the fees and expenses applicable to Fiduciary Shares; with those adjustments, performance would be higher than that shown.

  ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

   *  Reflects 5.50% front-end sales charge.

  **  Reflects maximum CDSC of 5.00%.

 ***  Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 15

                                TOP TEN HOLDINGS

                                                                         % OF
COMPANY*                                                               PORTFOLIO
ISHARES RUSSELL 2000 GROWTH INDEX FUND                                    4.9%

CAPELLA EDUCATION                                                         2.7

MONRO MUFFLER BRAKE                                                       2.7

RIVERBED TECHNOLOGY                                                       2.7

BALCHEM                                                                   2.6

KNIGHT TRANSPORTATION                                                     2.5

GENESEE & WYOMING, CL A                                                   2.5

NEOGEN                                                                    2.4

HMS HOLDINGS                                                              2.3

CONCUR TECHNOLOGIES                                                       2.3

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
INFORMATION TECHNOLOGY                                                   21.3%

INDUSTRIAL                                                               20.4

HEALTH CARE                                                              19.7

CONSUMER DISCRETIONARY                                                   16.3

REGISTERED INVESTMENT COMPANIES                                           8.4

ENERGY                                                                    6.9

FINANCIALS                                                                3.0

MATERIALS                                                                 2.6

CONSUMER STAPLES                                                          1.4

*     EXCLUDES SHORT-TERM SECURITIES.

GENEVA SMALL CAP GROWTH FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2010, HighMark Geneva Small Cap Growth Fund (the "Fund") produced a total return of 17.83% (Class A Shares without load). In comparison, the Fund's benchmark, the unmanaged Russell 2000 Growth Index, returned 16.71% for the same period.

FACTORS AFFECTING PERFORMANCE

The equity market stabilization and recovery that began in March 2009 continued during the Fund's reporting period, although volatility increased and growth slowed in the latter half of the reporting period. Uncertainty remained over whether the global economy was entering an inflationary or deflationary period, and whether U.S. markets were overexposed to equities. Political issues dealing with health care and tax policy added to the uncertainty. Nonetheless, the reporting period was characterized by record corporate cash balances and earnings.

Although the Fund participated in the market advance, the reporting period was characterized primarily by the outperformance of lower quality issues, as investors focused on companies that benefited most from the massive fiscal and monetary stimulus. Even though the Fund invests in higher quality stocks, it was able to outperform its benchmark for the reporting period.

An overweight to the energy sector, as well as stock selection within the sector, contributed to the Fund's performance. The information technology sector also contributed to performance. Specific stocks that contributed to performance were Riverbed Technology in the information technology sector, and HMS Holdings and SXC Health Solutions Corp. in the health care sector.

The telecommunications and consumer staples sectors detracted from performance. Specific stocks that detracted from performance include Privatebancorp in the financial sector and Neutral Tandem in the telecommunications sector.

16 HIGHMARK(R) FUNDS

HIGHMARK GENEVA SMALL CAP GROWTH FUND INVESTMENT OBJECTIVE

HIGHMARK GENEVA SMALL CAP GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OF AMY S. CROEN]

CO-PORTFOLIO MANAGER
AMY S. CROEN
GENEVA CAPITAL MANAGEMENT LTD.

[PHOTO OF WILLIAM A. PRIEBE]

CO-PORTFOLIO MANAGER
WILLIAM A. PRIEBE
GENEVA CAPITAL MANAGEMENT LTD.

[PHOTO OF MICHELLE J. PICARD]

CO-PORTFOLIO MANAGER
MICHELLE J. PICARD
GENEVA CAPITAL MANAGEMENT LTD.

[PHOTO OF W. SCOTT PRIEBE]

CO-PORTFOLIO MANAGER
W. SCOTT PRIEBE
GENEVA CAPITAL MANAGEMENT LTD.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK GENEVA SMALL CAP GROWTH FUND VERSUS THE RUSSELL 2000 GROWTH INDEX AND THE MORNINGSTAR SMALL GROWTH CATEGORY.

                                  [LINE GRAPH]

             HighMark Geneva                     Morningstar
             Small Cap Growth    Russell 2000    Small Growth
              Class A Shares    Growth Index++     Category
             ----------------   --------------   ------------
6/12/09          $ 9,450            $10,000         $10,000
7/09             $10,350            $10,483         $10,491
8/09             $10,339            $10,586         $10,665
9/09             $10,939            $11,281         $11,381
10/09            $10,519            $10,497         $10,709
11/09            $10,819            $10,822         $11,071
12/09            $11,459            $11,748         $11,938
1/10             $10,905            $11,222         $11,397
7/10             $12,849            $13,098         $13,355

++ Indexes are unmanaged and do not incur fees, expenses or other costs.

----------------------------------------------------------------------------------
                                           ANNUALIZED        GROSS          NET
                             ONE YEAR        SINCE          EXPENSE       EXPENSE
                              RETURN       INCEPTION+       RATIO++       RATIO++
----------------------------------------------------------------------------------
Fiduciary Shares              18.12%         19.38%          1.56%         1.39%
----------------------------------------------------------------------------------
Class A Shares                17.83%         19.12%          1.81%         1.64%
----------------------------------------------------------------------------------
Class A Shares w/load*        11.37%         13.34%          1.81%         1.64%
----------------------------------------------------------------------------------
Class C Shares                17.11%         18.43%          2.31%         2.24%
----------------------------------------------------------------------------------
Class C Shares w/load**       16.11%         18.43%          2.31%         2.24%
----------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH EQUITY INVESTING, INVESTING IN SMALL CAP COMPANIES MAY INVOLVE ADDITIONAL RISK BECAUSE, AS SMALL CAP COMPANIES ARE FREQUENTLY IN THE EARLY STAGES OF GROWTH, THEIR STOCKS TEND TO FLUCTUATE IN VALUE.

   +  Commenced investment operations on June 12, 2009.

  ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

   *  Reflects 5.50% front-end sales charge.

  **  Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 17

                               TOP TEN HOLDINGS+

                                                                         % OF
COMPANY*                                                               PORTFOLIO
NESTLE                                                                    1.6%

ROCHE HOLDING                                                             1.2

NOVARTIS                                                                  1.0

BP                                                                        1.0

SIEMENS                                                                   1.0

GLAXOSMITHKLINE                                                           1.0

STANDARD CHARTERED                                                        0.9

BHP BILLITON (U.K.)                                                       0.9

ASTRAZENECA                                                               0.9

MARKET VECTORS RUSSIA                                                     0.9

                                 FUND SECTORS+

                                                                         % OF
SECTOR                                                                 PORTFOLIO
FINANCIALS                                                               24.6%

INDUSTRIAL                                                               12.1

MATERIALS                                                                11.2

CONSUMER DISCRETIONARY                                                   10.0

CONSUMER STAPLES                                                          9.7

HEALTH CARE                                                               7.9

ENERGY                                                                    7.4

INFORMATION TECHNOLOGY                                                    6.2

TELECOMMUNICATION SERVICES                                                4.9

UTILITIES                                                                 3.6

REGISTERED INVESTMENT COMPANIES                                           1.4

REPURCHASE AGREEMENT                                                      1.0

*     EXCLUDES SHORT-TERM SECURITIES.

+ EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

INTERNATIONAL OPPORTUNITIES FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2010, Highmark International Opportunities Fund (the "Fund") produced a total return of 8.31% (Class M Shares). In comparison, the Fund's benchmark, the unmanaged MSCI All-Country World ex-U.S. Index (gross) ("ACWI ex-U.S."), returned 10.12% for the same period.

FACTORS AFFECTING PERFORMANCE

During the fiscal year, international global equity markets were affected by the reverberations of Western Europe's debt crisis along with the general struggle for economies to regain their footing after the downturn of the past three years. Over the course of the fiscal year, the world's underlying growth stabilized from the crisis levels of 2008 to 2009. China provided a demand pull for much of Asia. In Europe, the fiscal year was dominated by concerns over sovereign debt of Greece, Italy, Portugal and Spain. May and June produced the most concerted steps towards a region-wide solution to that crisis, with a formalization of an agreement between the European Commission and the International Monetary Fund. Following that, austerity measures were announced by many Western European governments to address increased borrowing costs due to their budget overhangs. Euro weakness bolstered German growth through improved export competitiveness. Increased confidence also emerged after the U.K. parliamentary election in the fiscal year's final quarter.

During the fiscal year, Greece's stock market experienced the largest drop, which was more than 36% according to the MSCI Greece Index. The rest of Southern Europe was pulled down by the same anxieties and turned in negative results as well. At the other end of the spectrum, several emerging countries gained more than 30%. For the fiscal year period, the MSCI EAFE Index, a broad measure of developed markets, returned just over 6%, while a similar measure for emerging markets, MSCI Emerging Market Index, returned just under 20%. By most accounts, emerging markets entered and exited the global financial crisis in stronger financial positions than many developed markets, which has been reflected in their stock market returns.

The Fund underperformed its benchmark for the fiscal year. Country allocation was slightly beneficial for the year due primarily to overweight positions among selected emerging markets (such as Turkey and Thailand) as well as in developed markets like Sweden. These gains were partially offset by selected underweights to some of the countries, such as Canada and Switzerland, which benefited from a rush of investors seeking a safe haven. Stock selection detracted from overall results. Most of this occurred early in the fiscal year during the end of what was termed 2009's "junk rally," when securities that had been hardest hit during the financial crisis rebounded fastest, regardless of underlying fundamentals. Results stabilized in the second half of the fiscal year, with earnings quality becoming a critical element in 2010. Most recently, valuations have started to show increased efficacy. Stock selection detracted from performance the most in the U.K., Japan and Switzerland. The Fund also engaged in a currency hedge against the euro in early 2010 which benefited the overall results.

18 HIGHMARK(R) FUNDS

HIGHMARK INTERNATIONAL OPPORTUNITIES FUND INVESTMENT OBJECTIVE

HIGHMARK INTERNATIONAL OPPORTUNITIES FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OF ANTHONY R. CRADDOCK]

CO-PORTFOLIO MANAGER
ANTHONY R. CRADDOCK
BAILARD, INC.

[PHOTO OF ERIC P. LEVE]

CO-PORTFOLIO MANAGER
ERIC P. LEVE
BAILARD, INC.

[PHOTO OF PETER M. HILL]

CO-PORTFOLIO MANAGER
PETER M. HILL
BAILARD, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK INTERNATIONAL OPPORTUNITIES FUND VERSUS THE MSCI ALL-COUNTRY WORLD EX-U.S. INDEX GROSS AND THE MORNINGSTAR FOREIGN LARGE BLEND CATEGORY.

                                  [LINE GRAPH]

          HighMark International    HighMark International    MCSI All-Country      Morningstar
            Opportunities Fund        Opportunities Fund         World ex-US       Foreign Large
              Class M Shares            Class A Shares+         Index Gross++     Blend Category
          ----------------------    ----------------------    ----------------    --------------
7/00              $10,000                   $ 9,450                $10,000             $10,000
7/01              $ 7,575                   $ 7,130                $ 7,720             $ 7,646
7/02              $ 6,468                   $ 6,051                $ 6,525             $ 6,405
7/03              $ 7,153                   $ 6,668                $ 7,081             $ 6,902
7/04              $ 8,869                   $ 8,231                $ 8,841             $ 8,565
7/05              $11,240                   $10,390                $10,996             $10,590
7/06              $14,384                   $13,256                $13,703             $13,043
7/07              $18,624                   $17,100                $17,532             $16,121
7/08              $16,753                   $15,339                $15,902             $14,288
7/09              $12,472                   $11,386                $12,578             $11,003
7/10              $13,509                   $12,302                $13,851             $11,802

++ Indexes are unmanaged and do not incur fees, expenses or other costs.

-----------------------------------------------------------------------------------------------------------
                                     ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                          ONE YEAR     3 YEAR       5 YEAR      10 YEAR        SINCE     EXPENSE   EXPENSE
                           RETURN      RETURN       RETURN      RETURN       INCEPTION   RATIO++   RATIO++
-----------------------------------------------------------------------------------------------------------
Fiduciary Shares            8.03%     -10.28%       3.62%+       2.90%+       7.19%+      1.57%     1.48%
-----------------------------------------------------------------------------------------------------------
Class A Shares              8.04%     -10.41%       3.43%+       2.68%+       6.93%+      1.82%     1.63%
-----------------------------------------------------------------------------------------------------------
Class A Shares w/load*      2.07%     -12.09%       2.25%+       2.10%+       6.74%+      1.82%     1.63%
-----------------------------------------------------------------------------------------------------------
Class C Shares              7.39%     -11.00%       2.74%+       2.07%+       6.37%+      2.32%     2.32%
-----------------------------------------------------------------------------------------------------------
Class C Shares w/load**     6.39%     -11.00%       2.74%+       2.07%+       6.37%+      2.32%     2.32%
-----------------------------------------------------------------------------------------------------------
Class M Shares              8.31%     -10.15%       3.74%        3.05%        7.37%       1.32%     1.32%
-----------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH INVESTING, INTERNATIONAL INVESTMENTS MAY INVOLVE RISK OF CAPITAL LOSS FROM AN UNFAVORABLE FLUCTUATION IN CURRENCY VALUES, FROM DIFFERENCES IN GENERALLY ACCEPTED ACCOUNTING PRINCIPLES OR FROM ECONOMIC OR POLITICAL INSTABILITY IN OTHER NATIONS. EMERGING MARKETS INVESTMENTS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS.

 + The performance presented links the performance of Class M Shares from September 4, 1979 with the performance of Class A and Class C Shares on April 3, 2006 and Fiduciary Shares on April 4, 2006. Class M Share performance has been adjusted for the maximum sales charge/contingent deferred sales charge ("CDSC") applicable to Class A and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

 *    Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 19

                                TOP TEN HOLDINGS

                                                                         % OF
COMPANY*                                                               PORTFOLIO
APPLE                                                                     5.5%

CISCO SYSTEMS                                                             4.6

GOOGLE, CL A                                                              3.9

PRAXAIR                                                                   3.1

WAL-MART STORES                                                           2.8

COCA-COLA                                                                 2.7

PHILIP MORRIS INTERNATIONAL                                               2.7

INTEL                                                                     2.7

ECOLAB                                                                    2.6

DANAHER                                                                   2.5

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
INFORMATION TECHNOLOGY                                                   30.9%

CONSUMER STAPLES                                                         13.4

INDUSTRIAL                                                               13.0

CONSUMER DISCRETIONARY                                                   11.0

ENERGY                                                                    7.8

HEALTH CARE                                                               6.9

MATERIALS                                                                 6.1

FINANCIALS                                                                5.5

REGISTERED INVESTMENT COMPANY                                             3.9

UTILITIES                                                                 1.5

*     EXCLUDES SHORT-TERM SECURITIES.

LARGE CAP GROWTH FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2010, HighMark Large Cap Growth Fund (the "Fund") produced a total return of 12.82% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Russell 1000 Growth Index, returned 13.65% over the same period.

FACTORS AFFECTING PERFORMANCE

The equity market stabilization and recovery that began March 9, 2009 continued during the Fund's reporting period, although volatility increased and growth slowed in the latter half of the reporting period. The fiscal and monetary stimulus applied during the economic downturn and coordinated action by central banks took time to cycle through U.S. and world economies. Stock market performance reflected this recovery in economic activity and resulted in the broad-based participation in the markets' advance during the reporting period. However, unemployment remained stubbornly high, which called into question the sustainability of improvements in consumer spending. Also, the expiration of the new home buyer's tax credit exposed the fragility of the recovery in the housing market. These factors, coupled with the euro zone sovereign debt crisis that began in April, caused significant slowdowns in domestic and global markets.

The technology sector performed well during the reporting period, outpacing the broader market due to strong earnings. Also, the consumer discretionary sector, with its greater exposure to a global economic recovery, exceeded expectations. Apple Inc. and Citrix Systems Inc. in the technology sector were top contributors to the Fund's performance, as were Starwood Hotels & Resorts Worldwide Inc. and Las Vegas Sands Corp. in the consumer discretionary sector.

However, the consumer staples sector of the portfolio was negatively impacted by one of the Fund's larger holdings, CVS Caremark, and the management and operational issues the company experienced. Also, the financial sector contributed negatively to performance due to uncertainty surrounding proposed financial reform legislation. Goldman Sachs, which was subject to a lawsuit brought by the Securities and Exchange Commission, was a top detractor from performance.

As a result, the Fund underperformed its benchmark for the reporting period.

20 HIGHMARK(R) FUNDS

HIGHMARK LARGE CAP GROWTH FUND INVESTMENT OBJECTIVE

HIGHMARK LARGE CAP GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION THROUGH INVESTMENTS IN EQUITY SECURITIES. THE PRODUCTION OF CURRENT INCOME IS AN INCIDENTAL OBJECTIVE.

[PHOTO OF KEN WEMER]

CO-PORTFOLIO MANAGER (1)
KEN WEMER
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OF GEORGE ROKAS]

CO-PORTFOLIO MANAGER (1)
GEORGE ROKAS
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK LARGE CAP GROWTH FUND VERSUS THE RUSSELL 1000 GROWTH INDEX AND THE MORNINGSTAR LARGE GROWTH CATEGORY.

                                  [LINE GRAPH]

         Highmark Large Cap   Highmark Large Cap
             Growth Fund          Growth Fund      Morningstar Large   Russell 1000
          Fiduciary Shares      Class A Shares        Growth Category  Growth Index++
         ------------------   ------------------   -----------------   --------------
7/00           $10,000              $ 9,450             $10,000            $10,000
7/01           $ 5,429              $ 5,119             $ 7,052            $ 6,494
7/02           $ 4,084              $ 3,847             $ 5,044            $ 4,627
7/03           $ 4,538              $ 4,251             $ 5,612            $ 5,166
7/04           $ 4,694              $ 4,394             $ 5,997            $ 5,605
7/05           $ 5,406              $ 5,047             $ 6,887            $ 6,337
7/06           $ 5,518              $ 5,139             $ 6,863            $ 6,289
7/07           $ 6,319              $ 5,865             $ 8,100            $ 7,513
7/08           $ 5,769              $ 5,342             $ 7,554            $ 7,041
7/09           $ 5,021              $ 4,636             $ 6,043            $ 5,804
7/10           $ 5,665              $ 5,214             $ 6,756            $ 6,596

++ Indexes are unmanaged and do not incur fees, expenses or other costs.

-----------------------------------------------------------------------------------------------------------
                                     ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                          ONE YEAR     3 YEAR       5 YEAR      10 YEAR       SINCE      EXPENSE   EXPENSE
                           RETURN      RETURN       RETURN       RETURN      INCEPTION   RATIO++   RATIO++
-----------------------------------------------------------------------------------------------------------
Fiduciary Shares           12.82%      -3.58%        0.94%       -5.52%       3.79%       1.18%     1.03%
-----------------------------------------------------------------------------------------------------------
Class A Shares             12.48%      -3.84%        0.66%       -5.77%       3.59%+      1.43%     1.28%
-----------------------------------------------------------------------------------------------------------
Class A Shares w/load*      6.30%      -5.63%       -0.47%       -6.31%       3.24%+      1.43%     1.28%
-----------------------------------------------------------------------------------------------------------
Class B Shares             11.77%      -4.38%        0.10%       -6.35%       3.12%+      1.93%     1.88%
-----------------------------------------------------------------------------------------------------------
Class B Shares w/load**     6.77%      -5.34%       -0.30%       -6.35%       3.12%+      1.93%     1.88%
-----------------------------------------------------------------------------------------------------------
Class C Shares             11.88%      -4.39%        0.07%       -6.35%       3.21%+      1.93%     1.88%
-----------------------------------------------------------------------------------------------------------
Class C Shares w/load***   10.88%      -4.39%        0.07%       -6.35%       3.21%+      1.93%     1.88%
-----------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

  + The performance presented links the performance of Fiduciary Shares from November 18, 1993 with the performance of Class A Shares on June 20, 1994, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge/contingent deferred sales charge ("CDSC") applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

(1) The portfolio management team also includes: Flavia Araujo, co-portfolio manager; David Dillon, co-portfolio manager and Robert Kang, co-portfolio manager.

                                                            HIGHMARK(R) FUNDS 21

                                TOP TEN HOLDINGS

                                                                         % OF
COMPANY*                                                               PORTFOLIO
EXXON MOBIL                                                               4.6%

WELLS FARGO                                                               3.9

JPMORGAN CHASE                                                            3.9

PFIZER                                                                    3.7

BANK OF AMERICA                                                           3.1

KRAFT FOODS, CL A                                                         2.6

UNITEDHEALTH GROUP                                                        2.5

QEP RESOURCES                                                             2.3

VODAFONE GROUP PLC, SP ADR                                                2.2

TIME WARNER CABLE                                                         2.1

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
FINANCIALS                                                               25.4%

ENERGY                                                                   18.2

INDUSTRIAL                                                               12.9

HEALTH CARE                                                              12.5

CONSUMER STAPLES                                                          8.1

CONSUMER DISCRETIONARY                                                    7.8

INFORMATION TECHNOLOGY                                                    6.1

MATERIALS                                                                 4.4

TELECOMMUNICATION SERVICES                                                3.3

UTILITIES                                                                 1.1

REPURCHASE AGREEMENT                                                      0.2

*     EXCLUDES SHORT-TERM SECURITIES.

LARGE CAP VALUE FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2010, HighMark Large Cap Value Fund (the "Fund") produced a total return of 11.12% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Russell 1000 Value Index, returned 15.39% for the same period.

FACTORS AFFECTING PERFORMANCE

The equity market stabilization and recovery that began March 9, 2009 continued during the Fund's reporting period, although volatility increased and growth slowed in the latter half of the reporting period. The fiscal and monetary stimulus applied during the economic downturn and coordinated action by central banks took time to cycle through U.S. and world economies. Stock market performance reflected this recovery in economic activity and resulted in broad-based participation in the markets' advance during the reporting period. However, unemployment remained stubbornly high, which called into question the sustainability of improvements in consumer spending. Also, the expiration of the new home buyer's tax credit exposed the fragility of the recovery in the housing market. These factors, coupled with the euro zone sovereign debt crisis that began in April, caused significant slowdowns in domestic and global markets.

The Fund's current management team took control of the portfolio in May 2010. Prior to the management transition, the health care sector, and specifically AmerisourceBergen, contributed to Fund performance. The health care sector continued to contribute to performance after the transition, with United Healthcare performing well after health care reform legislation proved less onerous than expected. Stock selection in the consumer staples sector also added to performance, with Herbalife performing well.

The financial and utilities sectors detracted from performance, specifically, Hudson City Bancorp in the financial sector and Mirant in the utilities sector. These companies were not retained once the management transition was complete. However, these holdings were a drag on performance, and as a result the Fund underperformed its benchmark overall for the reporting period.

22 HIGHMARK(R) FUNDS

HIGHMARK LARGE CAP VALUE FUND INVESTMENT OBJECTIVE

HIGHMARK LARGE CAP VALUE FUND SEEKS TO PROVIDE LONG-TERM CAPITAL APPRECIATION.

[PHOTO OF RICHARD EARNEST]

CO-PORTFOLIO MANAGER
RICHARD EARNEST
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OF KEITH STRIBLING]

CO-PORTFOLIO MANAGER
KEITH STRIBLING
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OF TODD LOWENSTEIN]

CO-PORTFOLIO MANAGER
TODD LOWENSTEIN
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK LARGE CAP VALUE FUND VERSUS THE RUSSELL 1000 VALUE INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

                                  [LINE GRAPH]

             HighMark Large Cap   HighMark Large Cap
                  Value Fund          Value Fund         Morningstar Large   Russell 1000
               Fiduciary Shares     Class A Shares         Value Category    Value Index++
             ------------------   -------------------    -----------------   -------------
7/00                $10,000             $ 9,450               $10,000           $10,000
7/01                $ 9,711             $ 9,146               $11,017           $10,874
7/02                $ 7,349             $ 6,900               $ 8,925           $ 8,999
7/03                $ 7,883             $ 7,392               $ 9,683           $ 9,967
7/04                $ 9,485             $ 8,870               $11,164           $11,729
7/05                $11,511             $10,741               $12,928           $13,961
7/06                $12,756             $11,872               $13,989           $15,578
7/07                $14,336             $13,307               $15,990           $17,679
7/08                $12,093             $11,199               $13,588           $15,000
7/09                $ 9,743             $ 8,994               $16,326           $11,559
7/10                $10,826             $ 9,975               $18,408           $13,338

++ Indexes are unmanaged and do not incur fees, expenses or other costs.

-----------------------------------------------------------------------------------------------------------
                                      ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                           ONE YEAR     3 YEAR       5 YEAR       10 YEAR      SINCE      EXPENSE   EXPENSE
                            RETURN      RETURN       RETURN       RETURN     INCEPTION    RATIO++   RATIO++
-----------------------------------------------------------------------------------------------------------
Fiduciary Shares             11.12%      -8.94%      -1.22%        0.80%       8.85%       1.11%     1.00%
-----------------------------------------------------------------------------------------------------------
Class A Shares               10.91%      -9.16%      -1.47%        0.54%       8.71%+      1.36%     1.25%
-----------------------------------------------------------------------------------------------------------
Class A Shares w/load*        4.77%     -10.85%      -2.58%       -0.03%       8.49%+      1.36%     1.25%
-----------------------------------------------------------------------------------------------------------
Class B Shares               10.23%      -9.71%      -2.07%       -0.09%       8.39%+      1.86%     1.85%
-----------------------------------------------------------------------------------------------------------
Class B Shares w/load**       5.23%     -10.54%      -2.43%       -0.09%       8.39%+      1.86%     1.85%
-----------------------------------------------------------------------------------------------------------
Class C Shares               10.27%      -9.70%      -2.07%       -0.09%       8.46%+      1.86%     1.85%
-----------------------------------------------------------------------------------------------------------
Class C Shares w/load***      9.27%      -9.70%      -2.07%       -0.09%       8.46%+      1.86%     1.85%
-----------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

   + The performance presented links the performance of Fiduciary Shares from February 9, 1984 with the performance of Class A Shares on June 20, 1994, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge/contingent deferred sales charge ("CDSC") applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

  ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

   *  Reflects 5.50% front-end sales charge.

  **  Reflects maximum CDSC of 5.00%.

 ***  Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 23

                                TOP TEN HOLDINGS

                                                                         % OF
COMPANY*                                                               PORTFOLIO
APPLE                                                                     8.1%

INTERNATIONAL BUSINESS MACHINES                                           4.0

SALESFORCE.COM                                                            3.1

F5 NETWORKS                                                               2.8

LOCKHEED MARTIN                                                           2.4

GOODRICH                                                                  2.3

GENZYME                                                                   2.2

BIOGEN IDEC                                                               1.8

CITRIX SYSTEMS                                                            1.7

AMGEN                                                                     1.7

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
INFORMATION TECHNOLOGY                                                   75.0%

HEALTH CARE                                                              17.7

INDUSTRIAL                                                                6.1

TELECOMMUNICATION SERVICES                                                1.1

REGISTERED INVESTMENT COMPANY                                             0.1

*     EXCLUDES SHORT-TERM SECURITIES.

NYSE ARCA TECH 100 INDEX FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2010, HighMark NYSE Arca Tech 100 Index Fund (the "Fund") produced a total return of 16.18% (Class A Shares without load). In comparison, the Fund's benchmark, the NYSE Arca Tech 100 Index, returned 17.17% for the same period.

FACTORS AFFECTING PERFORMANCE

The equity market stabilization and recovery that began March 9, 2009 continued during the Fund's reporting period, although volatility increased and growth slowed in the latter half of the reporting period. The fiscal and monetary stimulus applied during the economic downturn and coordinated action by central banks took time to cycle through U.S. and world economies. However, it eventually led to GDP growth and stock market outperformance. The result was broad-based participation in the markets' advance during the reporting period.

The Fund is passively managed to the NYSE Arca Tech 100 Index, so performance differences between the Fund and its benchmark are primarily the result of fund expenses and investor capital flows. Because the Fund is passively managed, it makes no active industry or security-selection bets as an investment strategy; therefore, the Fund's performance reflects the NYSE Arca Tech 100 Index's exposure to various industries and the individual stocks in the index. The Fund's 14.17% exposure to the computers and peripherals sector provided a positive contribution of 4.63% to performance. The Fund's 5.28% exposure to the internet software and services sector contributed 0.25% to performance.

Apple Inc. in the computers and peripherals sector and F5 Networks in the internet services sector were top stock performers. Millipore Corp. in the biomanufacturing sector also positively contributed to performance.

McAffee Inc. in the information technology sector and Comtech Telecommunications in the telecommunications sector were top detractors from performance. Amgen Inc. in the pharmaceutical sector also detracted from performance.

License Information

"Archipelago(R)", "ARCA(R)", "ARCAEX(R)", "NYSE(R)", "NYSE ARCA(SM)" and "NYSE Arca Tech 100(SM)" are trademarks of the NYSE Group, Inc. and Archipelago Holdings, Inc. and have been licensed for use by HighMark Funds. NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, NYSE Arca Tech 100 Index Fund particularly or the ability of NYSE Arca Tech 100 Index to track general stock market performance.

ARCHIPELAGO HOLDINGS, INC. ("ARCA") MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO NYSE ARCA TECH 100 INDEX OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL ARCA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

24 HIGHMARK(R) FUNDS

HIGHMARK NYSE ARCA TECH 100 INDEX FUND INVESTMENT OBJECTIVE

HIGHMARK NYSE ARCA TECH 100 INDEX FUND SEEKS TO PROVIDE LONG-TERM CAPITAL APPRECIATION.

[PHOTO OF DONALD NESBITT]

LEAD PORTFOLIO MANAGER
DONALD NESBITT
ZIEGLER CAPITAL MANAGEMENT, LLC

[PHOTO OF MIKHAIL ALKHAZOV]

PORTFOLIO MANAGER
MIKHAIL ALKHAZOV
ZIEGLER CAPITAL MANAGEMENT, LLC

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK NYSE ARCA TECH 100 INDEX FUND VERSUS THE NYSE ARCA TECH 100 INDEX AND THE MORNINGSTAR TECHNOLOGY CATEGORY.

                                  [LINE GRAPH]

                HighMark NYSE Arca                                  Morningstar
                  Tech 100 Index               NYSE Arca             Technology
                  Class A Shares           Tech 100 Index++           Category
                ------------------         ----------------         -----------
7/00                  $ 9,450                   $10,000               $10,000
7/01                  $ 6,271                   $ 6,696               $ 4,650
7/02                  $ 4,094                   $ 4,414               $ 2,543
7/03                  $ 5,317                   $ 5,777               $ 3,222
7/04                  $ 5,997                   $ 6,565               $ 3,389
7/05                  $ 7,120                   $ 7,845               $ 3,960
7/06                  $ 6,762                   $ 7,493               $ 3,856
7/07                  $ 8,196                   $ 9,122               $ 4,916
7/08                  $ 7,687                   $ 8,583               $ 4,398
7/09                  $ 6,730                   $ 7,544               $ 3,898
7/10                  $ 7,817                   $ 8,839               $ 4,532

++ Indexes are unmanaged and do not incur fees, expenses or other costs.

-----------------------------------------------------------------------------------------------------------
                                      ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                           ONE YEAR     3 YEAR       5 YEAR       10 YEAR      SINCE      EXPENSE   EXPENSE
                            RETURN      RETURN       RETURN       RETURN     INCEPTION    RATIO++   RATIO++
-----------------------------------------------------------------------------------------------------------
Fiduciary Shares             16.46%     -1.49%+      1.94%+       -1.85%+      9.89%+      0.94%     0.83%
-----------------------------------------------------------------------------------------------------------
Class A Shares               16.18%     -1.56%       1.89%        -1.88%       9.88%       1.19%     1.08%
-----------------------------------------------------------------------------------------------------------
Class A Shares w/load*        9.81%     -3.40%       0.74%        -2.43%       9.44%       1.19%     1.08%
-----------------------------------------------------------------------------------------------------------
Class B Shares               15.48%     -2.26%       1.15%        -2.60%       9.19%+      1.69%     1.68%
-----------------------------------------------------------------------------------------------------------
Class B Shares w/load**      10.48%     -3.25%       0.77%        -2.60%       9.19%+      1.69%     1.68%
-----------------------------------------------------------------------------------------------------------
Class C Shares               15.49%     -2.25%       1.16%        -2.59%       9.30%+      1.69%     1.68%
-----------------------------------------------------------------------------------------------------------
Class C Shares w/load***     14.49%     -2.25%       1.16%        -2.59%       9.30%+      1.69%     1.68%
-----------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

THE FUND'S INVESTMENT IN TECHNOLOGY-RELATED COMPANIES EXPOSES THE FUND TO RISKS ASSOCIATED WITH ECONOMIC CONDITIONS IN THE TECHNOLOGY MARKET TO A GREATER EXTENT THAN FUNDS NOT CONCENTRATED IN THE TECHNOLOGY SECTOR. DUE TO INTENSE GLOBAL COMPETITION, A LESS DIVERSIFIED PRODUCT LINE, AND OTHER FACTORS, COMPANIES THAT DEVELOP AND/OR RELY ON TECHNOLOGY COULD BECOME INCREASINGLY SENSITIVE TO DOWNSWINGS IN THE ECONOMY. IN THE PAST, SUCH COMPANIES HAVE ALSO EXPERIENCED VOLATILE SWINGS IN DEMAND FOR THEIR PRODUCTS AND SERVICES DUE TO CHANGING ECONOMIC CONDITIONS, RAPID TECHNOLOGICAL ADVANCES AND SHORTER PRODUCT LIFE SPANS.

   + The performance presented links the performance of Class A Shares from June 10, 1996 with the performance of Class B Shares on July 27, 1998, Class C Shares on May 8, 2000 and Fiduciary Shares on July 23, 2009. With respect to Class B and C Shares, Class A Share performance has been adjusted for the maximum contingent deferred sales charge ("CDSC") applicable to Class B and C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown. With respect to Fiduciary Shares, Class A Share performance has been adjusted by removing the sales charge applicable to Class A Shares because Class A Shares bear a sales charge while Fiduciary Shares do not bear a sales charge, but the performance otherwise has not been adjusted to reflect the fees and expenses applicable to Fiduciary Shares; with those adjustments, performance would be higher than that shown.

  ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

   *  Reflects 5.50% front-end sales charge.

  **  Reflects maximum CDSC of 5.00%.

 ***  Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 25

                                TOP TEN HOLDINGS

                                                                         % OF
COMPANY*                                                               PORTFOLIO
TIBCO SOFTWARE                                                            2.5%

EXTRA SPACE STORAGE REIT                                                  2.3

COLUMBIA SPORTSWEAR                                                       2.1

BENCHMARK ELECTRONICS                                                     1.8

MANHATTAN ASSOCIATES                                                      1.8

COMPLETE PRODUCTION SERVICES                                              1.7

ACTUANT, CL A                                                             1.5

LOGMEIN                                                                   1.5

AMERIGROUP                                                                1.5

KNOLL                                                                     1.4

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
FINANCIALS                                                               21.5%

INFORMATION TECHNOLOGY                                                   20.3

INDUSTRIAL                                                               15.8

HEALTH CARE                                                              13.9

CONSUMER DISCRETIONARY                                                   13.8

MATERIALS                                                                 4.6

ENERGY                                                                    4.5

REPURCHASE AGREEMENT                                                      2.1

UTILITIES                                                                 1.7

CONSUMER STAPLES                                                          1.5

TELECOMMUNICATION SERVICES                                                0.3

*     EXCLUDES SHORT-TERM SECURITIES.

SMALL CAP ADVANTAGE FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2010, HighMark Small Cap Advantage Fund (the "Fund") produced a total return of 23.32% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Russell 2000 Index, returned 18.43% for the same period.

FACTORS AFFECTING PERFORMANCE

The equity market stabilization and recovery that began March 9, 2009 continued during the Fund's reporting period. The fiscal and monetary stimulus applied during the economic downturn took time to cycle through U.S. and world economies and eventually led to GDP growth for the majority of the period. Stock market performance reflected this recovery in economic activity and resulted in broad-based participation in the markets' advance. However, in April 2010 the economy showed signs of slowing, and the sovereign debt crisis in the euro zone raised fears of further economic uncertainty and volatility.

The Fund initially sought to capitalize on the economic expansion witnessed throughout much of the reporting period and invested in companies with lower valuations. As the economy slowed, valuations became less important, and companies with strong earnings were favored.

An underweight in the financials and materials sectors benefited the Fund's performance. Specific stocks that contributed to performance were Schweitzer-Maudit International in the tobacco sector, Complete Production Services in the oil services sector and Polyone in the materials sector.

The consumer staples and utilities sectors detracted from the Fund's performance. Specifically, call-center operator Teletech Holdings, armored vehicle manufacturer Force Protection and financial services firm Penson Worldwide performed poorly in the reporting period. Despite this, the Fund outperformed its benchmark for the reporting period.

26 HIGHMARK(R) FUNDS

HIGHMARK SMALL CAP ADVANTAGE FUND INVESTMENT OBJECTIVE

HIGHMARK SMALL CAP ADVANTAGE FUND SEEKS TO PROVIDE LONG-TERM CAPITAL
APPRECIATION.

[PHOTO OF DAVID GOERZ]

CO-PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OF DEREK IZUEL]

CO-PORTFOLIO MANAGER
DEREK IZUEL
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK SMALL CAP ADVANTAGE FUND VERSUS THE RUSSELL 2000 INDEX AND THE MORNINGSTAR SMALL VALUE CATEGORY.

                                  [LINE GRAPH]

           HighMark Small Cap   HighMark Small Cap   Morningstar
             Advantage Fund       Advantage Fund     Small Value     Russell
            Fiduciary Shares      Class A Shares      Category     2000 Index+
           ------------------   ------------------   -----------   -----------
3/1/07         $ 10,000              $ 9,452          $ 10,000       $ 10,000
7/07           $  9,415              $ 8,894          $  9,842       $  9,861
7/08           $  8,334              $ 7,850          $  8,673       $  9,199
7/09           $  6,009              $ 5,646          $  7,137       $  7,293
7/10           $  7,410              $ 6,936          $  8,653       $  8,637

+ Indexes are unmanaged and do not incur fees, expenses or other costs.

---------------------------------------------------------------------------------
                                     ANNUALIZED   ANNUALIZED    GROSS      NET
                          ONE YEAR     3 YEAR        SINCE     EXPENSE   EXPENSE
                           RETURN      RETURN      INCEPTION   RATIO++   RATIO++
---------------------------------------------------------------------------------
Fiduciary Shares           23.32%      -7.67%       -8.40%      1.85%     1.37%
---------------------------------------------------------------------------------
Class A Shares             22.86%      -7.95%       -8.66%      2.10%     1.62%
---------------------------------------------------------------------------------
Class A Shares w/load*     16.07%      -9.68%      -10.15%      2.10%     1.62%
---------------------------------------------------------------------------------
Class C Shares             22.17%      -8.66%       -9.30%      2.60%     2.22%
---------------------------------------------------------------------------------
Class C Shares w/load**    21.17%      -8.66%       -9.30%      2.60%     2.22%
---------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH EQUITY INVESTING, INVESTING IN SMALL CAP COMPANIES MAY INVOLVE ADDITIONAL RISK BECAUSE, AS SMALL CAP COMPANIES ARE FREQUENTLY IN THE EARLY STAGES OF GROWTH, THEIR STOCKS TEND TO FLUCTUATE IN VALUE.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

 *    Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 27

                               TOP TEN HOLDINGS+

                                                                         % OF
COMPANY*                                                              PORTFOLIO
UNIVERSAL AMERICAN FINANCIAL                                             1.4%

DELUXE                                                                   1.4

CRACKER BARREL OLD COUNTRY STORE                                         1.3

NEWMARKET                                                                1.3

DEL MONTE FOODS                                                          1.3

PAR PHARMACEUTICAL                                                       1.2

NACCO INDUSTRIES, CL A                                                   1.2

EL PASO ELECTRIC                                                         1.2

ONE LIBERTY PROPERTIES REIT                                              1.2

HORACE MANN EDUCATORS                                                    1.1

                                 FUND SECTORS+

                                                                         % OF
SECTOR                                                                PORTFOLIO
FINANCIALS                                                              30.7%

INDUSTRIAL                                                              15.0

CONSUMER DISCRETIONARY                                                  12.8

INFORMATION TECHNOLOGY                                                  10.8

HEALTH CARE                                                              7.0

UTILITIES                                                                6.4

ENERGY                                                                   5.6

CONSUMER STAPLES                                                         5.3

MATERIALS                                                                4.4

TELECOMMUNICATION SERVICES                                               1.4

REPURCHASE AGREEMENT                                                     0.6

*     EXCLUDES SHORT-TERM SECURITIES.

+ EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

SMALL CAP VALUE FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2010, HighMark Small Cap Value Fund (the "Fund") produced a total return of 25.21% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Russell 2000 Value Index, returned 20.11% for the same period.

FACTORS AFFECTING PERFORMANCE

The equity market stabilization and recovery that began March 9, 2009 continued during the Fund's reporting period, although volatility increased and growth slowed in the latter half of the reporting period. For much of that period, small cap stocks performed well. The value sector slightly outperformed the growth sector, and so-called deep value stocks performed well, especially in the consumer discretionary and industrial sectors. Deep value stocks are defined as stocks that have low price multiples with positive cash flow, earnings and book value. Since the Fund has a concentration in deep value stocks, it experienced solid performance overall.

Sectors that contributed to performance include financials and industrials, and more specifically the transportation and machinery subsectors within industrials. Stock selection contributed to the Fund's performance, such as Huntington Bancshares in the financial sector, P.A.M Transportation Services in the transportation sector and NACCO Industries in the machinery sector.

Although the REIT sector performed well during the reporting period, the Fund's underweight to the REIT sector detracted from performance slightly. However, this was offset by an overweight to the solidly performing consumer discretionary sector. Stock selection in the technology sector and health care sector detracted from performance, specifically, United Online in the technology sector and Skilled Healthcare Group in the health care sector.

Despite this, the Fund outperformed its benchmark for the reporting period.

28 HIGHMARK(R) FUNDS

HIGHMARK SMALL CAP VALUE FUND INVESTMENT OBJECTIVE

HIGHMARK SMALL CAP VALUE FUND SEEKS TO PROVIDE LONG-TERM CAPITAL APPRECIATION.

[PHOTO OF JOSEF LAKONISHOK]

CO-PORTFOLIO MANAGER (1)
JOSEF LAKONISHOK
LSV ASSET MANAGEMENT

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK SMALL CAP VALUE FUND VERSUS THE RUSSELL 2000 VALUE INDEX AND THE MORNINGSTAR SMALL VALUE CATEGORY.

                                  [LINE GRAPH]

         HighMark Small Cap   HighMark Small Cap
             Value Fund           Value Fund       Morningstar Small    Russell 2000
          Fiduciary Shares      Class A Shares      Value Category      Value Index++
         ------------------   ------------------   -----------------    -------------
7/00          $ 10,000            $  9,450             $ 10,000           $ 10,000
7/01          $  9,720            $  9,157             $ 12,645           $ 12,375
7/02          $  9,730            $  9,141             $ 11,994           $ 11,693
7/03          $ 11,723            $ 10,984             $ 14,010           $ 13,870
7/04          $ 14,152            $ 13,229             $ 17,183           $ 17,037
7/05          $ 18,271            $ 17,036             $ 21,391           $ 21,589
7/06          $ 18,269            $ 17,000             $ 22,187           $ 23,085
7/07          $ 19,517            $ 18,119             $ 24,692           $ 24,856
7/08          $ 16,456            $ 15,232             $ 21,791           $ 22,383
7/09          $ 13,975            $ 12,905             $ 17,932           $ 17,756
7/10          $ 17,498            $ 16,120             $ 21,742           $ 21,327

++ Indexes are unmanaged and do not incur fees, expenses or other costs.

------------------------------------------------------------------------------------------------------------
                                      ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                           ONE YEAR     3 YEAR       5 YEAR       10 YEAR      SINCE      EXPENSE   EXPENSE
                            RETURN      RETURN       RETURN       RETURN     INCEPTION    RATIO++   RATIO++
------------------------------------------------------------------------------------------------------------
Fiduciary Shares            25.21%      -3.57%       -0.86%        5.75%       8.23%       1.58%     1.37%
------------------------------------------------------------------------------------------------------------
Class A Shares              24.93%      -3.81%       -1.09%        5.49%       7.95%       1.83%     1.62%
------------------------------------------------------------------------------------------------------------
Class A Shares w/load*      18.01%      -5.61%       -2.21%        4.89%       7.44%       1.83%     1.62%
------------------------------------------------------------------------------------------------------------
Class B Shares              24.19%      -4.40%       -1.72%        4.81%       7.29%       2.33%     2.22%
------------------------------------------------------------------------------------------------------------
Class B Shares w/load**     19.19%      -5.15%       -1.97%        4.81%       7.29%       2.33%     2.22%
------------------------------------------------------------------------------------------------------------
Class C Shares              24.33%      -4.36%       -1.68%        4.82%       7.40%+      2.33%     2.22%
------------------------------------------------------------------------------------------------------------
Class C Shares w/load***    23.33%      -4.36%       -1.68%        4.82%       7.40%+      2.33%     2.22%
------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH EQUITY INVESTING, INVESTING IN SMALL CAP COMPANIES MAY INVOLVE ADDITIONAL RISK BECAUSE, AS SMALL CAP COMPANIES ARE FREQUENTLY IN THE EARLY STAGES OF GROWTH, THEIR STOCKS TEND TO FLUCTUATE IN VALUE.

  + The performance presented links the performance of Fiduciary Shares from September 17, 1998 with the performance of Class C Shares on November 30, 1999. Fiduciary Shares performance has been adjusted for the contingent deferred sales charge ("CDSC") applicable to Class C Shares but does not reflect the higher Rule 12b-1 fees and expenses applicable to this Class. With these adjustments, performance would be lower than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

(1) The portfolio management team also includes: Menno Vermeulen, co-portfolio manager, and Puneet Mansharamani, co-portfolio manager.

                                                            HIGHMARK(R) FUNDS 29

                                TOP TEN HOLDINGS

                                                                         % OF
COMPANY*                                                               PORTFOLIO
MICROSOFT                                                                4.4%

JPMORGAN CHASE                                                           3.7

GENERAL ELECTRIC                                                         3.6

CHEVRON                                                                  3.6

EXXON MOBIL                                                              3.1

BERKSHIRE HATHAWAY, CL B                                                 3.0

MERCK                                                                    2.5

NESTLE, ADR                                                              2.5

INTERNATIONAL BUSINESS MACHINES                                          2.5

PHILIP MORRIS INTERNATIONAL                                              2.2

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
FINANCIALS                                                               16.9%

INDUSTRIAL                                                               16.1

INFORMATION TECHNOLOGY                                                   15.3

CONSUMER STAPLES                                                         14.8

ENERGY                                                                   14.4

CONSUMER DISCRETIONARY                                                    9.8

HEALTH CARE                                                               7.5

MATERIALS                                                                 1.8

TELECOMMUNICATION SERVICES                                                1.4

REGISTERED INVESTMENT COMPANY                                             1.3

UTILITIES                                                                 0.7

*     EXCLUDES SHORT-TERM SECURITIES.

VALUE MOMENTUM FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2010, HighMark Value Momentum Fund (the "Fund") produced a total return of 13.43% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged S&P 500 Index, returned 13.84% for the same period.

FACTORS AFFECTING PERFORMANCE

The equity market stabilization and recovery that began March 9, 2009 continued during the Fund's reporting period, although volatility increased and growth slowed in the latter half of the reporting period. The fiscal and monetary stimulus applied during the economic downturn and coordinated action by central banks took time to cycle through U.S. and world economies. Stock market performance reflected this recovery in economic activity and resulted in broad-based participation in the markets' advance during the reporting period. However, unemployment remained stubbornly high, which called into question the sustainability of improvements in consumer spending. Also, the expiration of the new home buyer's tax credit exposed the fragility of the recovery in the housing market. These factors, coupled with the euro zone sovereign debt crisis that began in April, caused significant slowdowns in domestic and global markets.

The industrial and utility sectors contributed to Fund performance. Stock selection in the consumer staples sector also contributed. Questar, a utility company, performed well. Cadbury, one of the consumer staples holdings, received a takeover bid from Kraft, adding to the Fund's performance.

The financial and technology sectors detracted from performance. Specific stocks that detracted from performance include Bank of New York in the financial sector and Nokia in the technology sector. Because of this, the fund underperformed its benchmark for the reporting period.

30 HIGHMARK(R) FUNDS

HIGHMARK VALUE MOMENTUM FUND INVESTMENT OBJECTIVE

HIGHMARK VALUE MOMENTUM FUND SEEKS LONG-TERM CAPITAL GROWTH WITH
A SECONDARY OBJECTIVE OF CURRENT INCOME.

[PHOTO OF RICHARD EARNEST]

CO-PORTFOLIO MANAGER
RICHARD EARNEST
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OF KEITH STRIBLING

CO-PORTFOLIO MANAGER
KEITH STRIBLING
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OF TODD LOWENSTEIN

CO-PORTFOLIO MANAGER
TODD LOWENSTEIN
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK VALUE MOMENTUM FUND VERSUS THE S&P 500 INDEX, RUSSELL 1000 VALUE INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

                                  [LINE GRAPH]

          HighMark Value    HighMark Value
           Momentum Fund     Momentum Fund   Morningstar Large    Russell 1000   S&P 500
         Fiduciary Shares   Class A Shares   Value Category      Value Index++   Index++
         ----------------   --------------   -----------------   -------------   -------
7/00          $10,000           $ 9,450           $10,000           $10,000      $10,000
7/01          $ 9,945           $ 9,374           $11,017           $10,874      $ 8,567
7/02          $ 7,950           $ 7,476           $ 8,926           $ 8,999      $ 6,543
7/03          $ 8,744           $ 8,204           $ 9,684           $ 9,967      $ 7,240
7/04          $10,117           $ 9,464           $11,164           $11,729      $ 8,193
7/05          $11,833           $11,040           $12,928           $13,961      $ 9,344
7/06          $12,936           $12,041           $13,990           $15,578      $ 9,847
7/07          $15,055           $13,977           $15,990           $17,679      $11,435
7/08          $13,099           $12,129           $13,589           $15,000      $10,167
7/09          $10,072           $ 9,303           $10,851           $11,559      $ 8,138
7/10          $11,424           $10,529           $12,234           $13,338      $ 9,264

++ Indexes are unmanaged and do not incur fees, expenses or other costs.

----------------------------------------------------------------------------------------------------------------------------
                                                  ANNUALIZED    ANNUALIZED    ANNUALIZED    ANNUALIZED     GROSS       NET
                                      ONE YEAR      3 YEAR        5 YEAR       10 YEAR        SINCE       EXPENSE    EXPENSE
                                       RETURN       RETURN        RETURN        RETURN      INCEPTION     RATIO++    RATIO++
----------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                       13.43%       -8.79%        -0.70%        1.34%         8.26%        1.09%      1.02%
----------------------------------------------------------------------------------------------------------------------------
Class A Shares                         13.18%       -9.01%        -0.94%        1.09%         8.06%+       1.34%      1.27%
----------------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*                  6.93%      -10.71%        -2.06%        0.52%         7.75%+       1.34%      1.27%
----------------------------------------------------------------------------------------------------------------------------
Class B Shares                         12.51%       -9.55%        -1.54%        0.46%         7.64%+       1.84%      1.84%
----------------------------------------------------------------------------------------------------------------------------
Class B Shares w/load**                 7.51%      -10.24%        -1.78%        0.46%         7.64%+       1.84%      1.84%
----------------------------------------------------------------------------------------------------------------------------
Class C Shares                         12.50%       -9.54%        -1.54%        0.45%         7.74%+       1.84%      1.84%
----------------------------------------------------------------------------------------------------------------------------
Class C Shares w/load***               11.50%       -9.54%        -1.54%        0.45%         7.74%+       1.84%      1.84%
----------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. PERFORMANCE PRESENTED FROM FEBRUARY 1, 1991 (COMMENCEMENT OF INVESTMENT OPERATIONS OF FIDUCIARY SHARES) TO APRIL 25, 1997 AND APRIL 2, 1992 (COMMENCEMENT OF INVESTMENT OPERATIONS OF CLASS A SHARES) TO APRIL 25, 1997, REFLECTS THE PERFORMANCE OF STEPSTONE VALUE MOMENTUM FUND, THE PREDECESSOR TO HIGHMARK BALANCED FUND. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

  + The performance presented links the performance of Fiduciary Shares from February 1, 1991 with the performance of Class A Shares on April 2, 1992, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge/contingent deferred sales charge ("CDSC") applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 31

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES                        84.2%

EQUITY REGISTERED INVESTMENT COMPANIES                                    7.9

AFFILIATED FIXED INCOME REGISTERED INVESTMENT COMPANIES                   5.9

FIXED INCOME REGISTERED INVESTMENT COMPANY                                1.3

AFFILIATED MONEY MARKET REGISTERED INVESTMENT COMPANY                     0.7

CAPITAL GROWTH ALLOCATION FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2010, HighMark Capital Growth Allocation Fund (the "Fund") produced a total return of 13.84% (Class A Shares without load). In comparison, the Fund's benchmark of an 80/15/5% blend of the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the Citigroup Bond 3-Month Treasury Bill Index returned 12.42% over the same period.

FACTORS AFFECTING PERFORMANCE

Domestic equities rose during the 12 month period, with the S&P 500 Index returning 13.8%. Industrial (28.7%), consumer discretionary (26.1%) and financial (14.5%) sectors led equity indices higher. International stocks (EAFE) rose 6.7% for the period, but emerging market equities outperformed other equity investments, with a return of 20.2%. Fixed income returns were also positive for the period, with the Barclays Capital Aggregate Index returning 8.9% and the Bank of America Merrill Lynch High Yield Cash Pay Index returning a strong 24.0%.

The Fund maintained a tactical overweight to global equities and an underweight to bonds compared to the Fund's target weights. These tactical decisions contributed to the outperformance of the Fund versus its custom benchmark. During the reporting period, the only appreciable change to the tactical allocations was the addition of a tilt to the industrial sector, which was added in the first quarter of 2010, by investing in the Fidelity Advisor Select Industrials mutual fund.

The Fund benefited from an overweight to U.S. equities (13.8%), emerging market equities (20.2%) and REITs (52.6%) relative to an underweight in MSCI EAFE (developed international) countries. Overweight positions in large-cap value stocks and small-cap stocks (18.4%) added to performance, as large-cap value stocks outperformed large-cap growth stocks by 1.7%, and small-cap stocks outperformed large-cap stocks by 4.6%. Within the fixed income allocation, excess return was derived from an overweight to high-yield bonds (24.0%), although the shorter maturity of fixed income holdings detracted from performance. The Fund also benefited from overweight positions in technology (13.7%) and high-yield (24%).

All of the underlying funds held by the Fund during the annual reporting period had positive returns. Holdings in HighMark Core Equity Fund, HighMark Geneva Small Cap Growth Fund, JP Morgan Small Cap Growth Fund, HighMark Small Cap Advantage Fund, HighMark Small Cap Value Fund and HighMark Short Term Bond Fund outperformed their benchmarks. HighMark Large Cap Growth Fund, HighMark Value Momentum Fund, HighMark Fundamental Equity Fund, HighMark Large Cap Value Fund, HighMark Enhanced Growth Fund, HighMark Geneva Mid Cap Growth Fund, HighMark Cognitive Value Fund, HighMark International Opportunities Fund, Morgan Stanley US Real Estate Portfolio and Eaton Vance Income Fund of Boston underperformed their benchmarks. Fidelity Advisor Industrials Fund was not a position for the entire period.

32 HIGHMARK(R) FUNDS

HIGHMARK CAPITAL GROWTH ALLOCATION FUND INVESTMENT OBJECTIVE

HIGHMARK CAPITAL GROWTH ALLOCATION FUND PRIMARILY SEEKS CAPITAL APPRECIATION.

[PHOTO OF DAVID GOERZ]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK CAPITAL GROWTH ALLOCATION FUND VERSUS THE S&P 500 INDEX; THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX; THE CITIGROUP BOND 3-MONTH TREASURY BILL INDEX; AN UNMANAGED BLENDED INDEX OF 80% S&P 500 INDEX, 15% BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX AND 5% CITIGROUP BOND 3-MONTH TREASURY BILL INDEX AND THE MORNINGSTAR LARGE BLEND CATEGORY.

                                  [LINE GRAPH]

                   HighMark                                80/15/5                           Barclays      Citigroup Bond
                Capital Growth                          Hybrid of the                      Capital U.S.        3-Month
                  Allocation        Morningstar Large     following                       Aggregate Bond    Treasury Bill
              Fund Class A Shares    Blend Category        indexes:     S&P 500 Index++       Index++          Index++
             --------------------   -----------------   -------------   ---------------   --------------   --------------
10/12/04            $ 9,450              $10,000           $10,000          $10,000          $10,000           $10,000
7/05                $10,511              $11,268           $11,268          $11,159          $10,226           $10,192
7/06                $11,071              $11,827           $11,495          $11,759          $10,375           $10,613
7/07                $12,643              $13,697           $13.101          $13,656          $10,954           $11,150
7/08                $11,276              $12,219           $12,074          $12,142          $11,628           $11,490
7/09                $ 9,282              $ 9,812           $10,293          $ 9,718          $12,541           $11,565
7/10                $10,568              $11,046           $11,572          $11,063          $13,658           $11,579

++ Indexes are unmanaged and do not incur fees, expenses or other costs.

--------------------------------------------------------------------------------------------------------------
                                                  ANNUALIZED    ANNUALIZED    ANNUALIZED     GROSS       NET
                                      ONE YEAR      3 YEAR        5 YEAR         SINCE      EXPENSE    EXPENSE
                                       RETURN       RETURN        RETURN       INCEPTION    RATIO++    RATIO++
--------------------------------------------------------------------------------------------------------------
Fiduciary Shares                       14.17%       -5.54%        0.31%+        2.12%+       1.80%      1.32%
--------------------------------------------------------------------------------------------------------------
Class A Shares                         13.84%       -5.80%        0.11%         1.94%        2.05%      1.57%
--------------------------------------------------------------------------------------------------------------
Class A Shares w/load*                  7.58%       -7.56%       -1.02%         0.96%        2.05%      1.57%
--------------------------------------------------------------------------------------------------------------
Class C Shares                         13.10%       -6.44%       -0.59%         1.24%        2.54%      2.27%
--------------------------------------------------------------------------------------------------------------
Class C Shares w/load**                12.10%       -6.44%       -0.59%         1.24%        2.54%      2.27%
--------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

THE FUND IS STRUCTURED AS A FUND-OF-FUNDS AND IS SUBJECT TO THE SAME RISKS AS THE UNDERLYING FUNDS IN WHICH IT INVESTS. IN ADDITION, THE FUND INDIRECTLY PAYS A PORTION OF THE EXPENSES INCURRED BY THE UNDERLYING FUNDS. THE VALUE OF THE FUND WILL FLUCTUATE IN RESPONSE TO CHANGES IN THE SHARE PRICES OF THE INVESTMENTS THAT IT OWNS. THERE IS NO GUARANTEE THAT THE FUND'S PRINCIPAL VALUE WILL INCREASE. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

  + The performance presented links the performance of Class A Shares from October 12, 2004 with performance of Fiduciary Shares which commenced investment operations on November 15, 2006. Class A Share performance has been adjusted by removing the sales charge applicable to Class A Shares because Class A Shares bear a sales charge while Fiduciary Shares do not bear a sales charge, but the performance otherwise has not been adjusted to reflect the fees and expenses applicable to Fiduciary Shares. With those adjustments, performance would be higher than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 33

                                  FUND SECTORS

                                                                          % OF
SECTOR                                                                 PORTFOLIO
AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES                        90.1%

EQUITY REGISTERED INVESTMENT COMPANIES                                    9.5

AFFILIATED MONEY MARKET REGISTERED INVESTMENT COMPANY                     0.4

DIVERSIFIED EQUITY ALLOCATION FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2010, HighMark Diversified Equity Allocation Fund (the "Fund") produced a total return of 14.58% (Class A Shares without load). In comparison, the Fund's benchmark, the unmanaged S&P 500 Index, returned 13.84% over the same period.

FACTORS AFFECTING PERFORMANCE

Domestic equities rose during the 12 month period, with the S&P 500 Index returning 13.8%. Industrial (28.7%), consumer discretionary (26.1%) and financial (14.5%) sectors led equity indices higher. International stocks (EAFE) rose 6.7% for the period, but emerging market equities outperformed other equity investments, with a return of 20.2%.

The Fund maintained a tactical overweight to global equities and an underweight to bonds compared to the Fund's target weights. These tactical decisions contributed to the outperformance of the Fund versus its benchmark. During the reporting period, the only appreciable change to the tactical allocations was the addition of a tilt to the industrial sector, which was added in the first quarter of 2010, by investing in the Fidelity Advisor Select Industrials mutual fund.

The Fund benefited from an overweight to U.S. equities (13.8%), emerging market equities (20.2%) and REITs (52.6%) relative to an underweight in MSCI EAFE (developed international) countries. Overweight positions in large-cap value stocks and small-cap stocks (18.4%) added to performance, as large-cap value stocks outperformed large growth stocks by 1.7%, and small-cap stocks outperformed large-cap stocks by 4.6%. The Funds also benefited from overweight positions in technology (13.7%).

All of the underlying funds held by the Fund during the annual reporting period had positive returns. Holdings in HighMark Core Equity Fund, HighMark Geneva Small Cap Growth Fund, JP Morgan Small Cap Growth Fund, HighMark Small Cap Advantage Fund and HighMark Small Cap Value Fund outperformed their benchmarks. HighMark Large Cap Growth Fund, HighMark Value Momentum Fund, HighMark Fundamental Equity Fund, HighMark Large Cap Value Fund, HighMark Enhanced Growth Fund, HighMark Geneva Mid Cap Growth Fund, HighMark Cognitive Value Fund, HighMark International Opportunities Fund and Morgan Stanley US Real Estate Portfolio underperformed their benchmarks. Fidelity Advisor Industrials Fund was not a position for the entire period.

34 HIGHMARK(R) FUNDS

HIGHMARK DIVERSIFIED EQUITY ALLOCATION FUND INVESTMENT OBJECTIVE

HIGHMARK DIVERSIFIED EQUITY ALLOCATION FUND SEEKS CAPITAL APPRECIATION.

[PHOTO OF DAVID GOERZ]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK DIVERSIFIED EQUITY ALLOCATION FUND VERSUS THE S&P 500 INDEX AND THE MORNINGSTAR LARGE BLEND CATEGORY.

                                  [LINE GRAPH]

              HighMark Diversified                     Morningstar
             Equity Allocation Fund                    Large Blend
                 Class A Shares       S&P 500 Index+    Category
             ----------------------   --------------   -----------
11/15/06             $ 9,450             $ 10,000        $ 10,000
7/07                 $10,010             $ 10,549        $ 10,612
7/08                 $ 8,757             $  9,379        $  9,466
7/09                 $ 7,013             $  7,507        $  7,601
7/10                 $ 8,037             $  8,546        $  8,557

+ Indexes are unmanaged and do not incur fees, expenses or other costs.

--------------------------------------------------------------------------------
                                     ANNUALIZED   ANNUALIZED    GROSS      NET
                          ONE YEAR     3 YEAR        SINCE     EXPENSE   EXPENSE
                           RETURN      RETURN      INCEPTION   RATIO++   RATIO++
--------------------------------------------------------------------------------
Fiduciary Shares           14.86%      -6.87%       -4.08%      3.22%     1.35%
--------------------------------------------------------------------------------
Class A Shares             14.58%      -7.06%       -4.28%      3.47%     1.60%
--------------------------------------------------------------------------------
Class A Shares w/load*      8.30%      -8.80%       -5.73%      3.47%     1.60%
--------------------------------------------------------------------------------
Class C Shares             13.84%      -7.73%       -4.95%      3.97%     2.30%
--------------------------------------------------------------------------------
Class C Shares w/load**    12.84%      -7.73%       -4.95%      3.97%     2.30%
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

THE FUND IS STRUCTURED AS A FUND-OF-FUNDS AND IS SUBJECT TO THE SAME RISKS AS THE UNDERLYING FUNDS IN WHICH IT INVESTS. IN ADDITION, THE FUND INDIRECTLY PAYS A PORTION OF THE EXPENSES INCURRED BY THE UNDERLYING FUNDS. THE VALUE OF THE FUND WILL FLUCTUATE IN RESPONSE TO CHANGES IN THE SHARE PRICES OF THE INVESTMENTS THAT IT OWNS. THERE IS NO GUARANTEE THAT THE FUND'S PRINCIPAL VALUE WILL INCREASE. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

 *    Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 35

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
AFFILIATED EQUITY REGISTERED
   INVESTMENT COMPANIES                                                  66.1%

AFFILIATED FIXED INCOME
   REGISTERED INVESTMENT
   COMPANIES                                                             22.4

EQUITY REGISTERED INVESTMENT
   COMPANIES                                                              6.0

AFFILIATED MONEY MARKET
   REGISTERED INVESTMENT COMPANY                                          2.8

FIXED INCOME REGISTERED
   INVESTMENT COMPANY                                                     2.7

GROWTH & INCOME ALLOCATION FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2010, HighMark Growth & Income Allocation Fund (the "Fund") produced a total return of 12.60% (Class A Shares without load). In comparison, the Fund's benchmark of a 60/35/5% blend of the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the Citigroup Bond 3-Month Treasury Bill Index returned 11.43% over the same period.

FACTORS AFFECTING PERFORMANCE

Domestic equities rose during the 12 month period, with the S&P 500 Index returning 13.8%. Industrial (28.7%), consumer discretionary (26.1%) and financial (14.5%) sectors led equity indices higher. International stocks (EAFE) rose 6.7% for the period, but emerging market equities outperformed other equity investments, with a return of 20.2%. Fixed income returns were also positive for the period, with the Barclays Capital Aggregate Index returning 8.9% and the Bank of America Merrill Lynch High Yield Cash Pay Index returning a strong 24.0%.

The Fund maintained a tactical overweight to global equities and an underweight to bonds compared to the Fund's target weights. These tactical decisions contributed to the outperformance of the Fund versus its custom benchmark. During the reporting period, the only appreciable change to the tactical allocations was the addition of a tilt to the industrial sector, which was added in the first quarter of 2010, by investing in the Fidelity Advisor Select Industrials mutual fund.

The Fund benefited from an overweight to U.S. equities (13.8%), emerging market equities (20.2%) and REITs (52.6%) relative to an underweight in MSCI EAFE (developed international) countries. Overweight positions in large-cap value stocks and small-cap stocks (18.4%) added to performance, as large-cap value stocks outperformed large-cap growth stocks by 1.7%, and small-cap stocks outperformed large-cap stocks by 4.6%. Within the fixed income allocation, excess return was derived from an overweight to high-yield bonds (24.0%), although the shorter maturity of fixed income holdings detracted from performance. The Fund also benefited from overweight positions in technology (13.7%) and high-yield (24%).

All of the underlying funds held by the Fund during the annual reporting period had positive returns. Holdings in HighMark Core Equity Fund, HighMark Geneva Small Cap Growth Fund, JP Morgan Small Cap Growth Fund, HighMark Small Cap Advantage Fund, HighMark Small Cap Value Fund and HighMark Short Term Bond Fund outperformed their benchmarks. HighMark Large Cap Growth Fund, HighMark Value Momentum Fund, HighMark Fundamental Equity Fund, HighMark Large Cap Value Fund, HighMark Enhanced Growth Fund, HighMark Geneva Mid Cap Growth Fund, HighMark Cognitive Value Fund, HighMark International Opportunities Fund, Morgan Stanley US Real Estate Portfolio and Eaton Vance Income Fund of Boston underperformed their benchmarks. Fidelity Advisor Industrials Fund was not a position for the entire period.

36 HIGHMARK(R) FUNDS

HIGHMARK GROWTH & INCOME ALLOCATION FUND INVESTMENT OBJECTIVE

HIGHMARK GROWTH & INCOME ALLOCATION FUND SEEKS CAPITAL APPRECIATION AND INCOME.

[PHOTO OF DAVID GOERZ]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK GROWTH & INCOME ALLOCATION FUND VERSUS THE S&P 500 INDEX; THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX; THE CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX; AN UNMANAGED BLENDED INDEX OF 60% S&P 500 INDEX, 35% BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX AND 5% CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX AND THE MORNINGSTAR MODERATE ALLOCATION CATEGORY.

                                  [LINE GRAPH]

                  HighMark Growth                                                                Barclays Capital  Citigroup 3-Month
                & Income Allocation  Morningstar Moderate     60/35/5 Hybrid of       S&P 500      US Aggregate       US Treasury
                Fund Class A Shares   Allocation Category   the following indexes:    Index++      Bond Index++       Bill Index++
                -------------------  --------------------   ----------------------  -----------  ----------------  -----------------
10/12/04              $ 9,450              $10,000                $10,000             $10,000             $10,000         $10,000
7/05                  $10,286              $10,992                $10,792             $11,159             $10,226         $10,192
7/06                  $10,740              $11,534                $11,223             $11,759             $10,375         $10,613
7/07                  $12,039              $12,953                $12,554             $13,656             $10,952         $11,150
7/08                  $11,146              $12,155                $11,997             $12,142             $11,626         $11,490
7/09                  $ 9,776              $10,723                $10,889             $ 9,719             $12,538         $11,565
7/10                  $11,011              $11,998                $12,134             $11,063             $13,656         $11,579

++ Indexes are unmanaged and do not incur fees, expenses or other costs.

---------------------------------------------------------------------------------------------
                                     ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                          ONE YEAR     3 YEAR       5 YEAR       SINCE      EXPENSE   EXPENSE
                           RETURN      RETURN       RETURN      INCEPTION   RATIO++   RATIO++
---------------------------------------------------------------------------------------------
Fiduciary Shares           12.83%      -2.71%       1.55%+       2.83%+      1.74%     1.26%
---------------------------------------------------------------------------------------------
Class A Shares             12.60%      -2.94%       1.37%        2.67%       1.99%     1.51%
---------------------------------------------------------------------------------------------
Class A Shares w/load*      6.41%      -4.76%       0.22%        1.67%       1.99%     1.51%
---------------------------------------------------------------------------------------------
Class C Shares             11.78%      -3.62%       0.65%        1.94%       2.49%     2.21%
---------------------------------------------------------------------------------------------
Class C Shares w/load**    10.78%      -3.62%       0.65%        1.94%       2.49%     2.21%
---------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

THE FUND IS STRUCTURED AS A FUND-OF-FUNDS AND IS SUBJECT TO THE SAME RISKS AS THE UNDERLYING FUNDS IN WHICH IT INVESTS. IN ADDITION, THE FUND INDIRECTLY PAYS A PORTION OF THE EXPENSES INCURRED BY THE UNDERLYING FUNDS. THE VALUE OF THE FUND WILL FLUCTUATE IN RESPONSE TO CHANGES IN THE SHARE PRICES OF THE INVESTMENTS THAT IT OWNS. THERE IS NO GUARANTEE THAT THE FUND'S PRINCIPAL VALUE WILL INCREASE. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

 + The performance presented links the performance of Class A Shares from October 12, 2004 with performance of Fiduciary Shares which commenced investment operations on November 15, 2006. Class A Share performance has been adjusted by removing the sales charge applicable to Class A Shares because Class A Shares bear a sales charge while Fiduciary Shares do not bear a sales charge, but the performance otherwise has not been adjusted to reflect the fees and expenses applicable to Fiduciary Shares. With those adjustments, performance would be higher than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

 *    Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 37

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
AFFILIATED FIXED INCOME
   REGISTERED INVESTMENT
   COMPANIES                                                             49.1%

AFFILIATED EQUITY REGISTERED
   INVESTMENT COMPANIES                                                  39.0

FIXED INCOME REGISTERED
   INVESTMENT COMPANY                                                    4.8

AFFILIATED MONEY MARKET
   REGISTERED INVESTMENT
   COMPANY                                                               4.0

EQUITY REGISTERED INVESTMENT
   COMPANIES                                                             3.1

INCOME PLUS ALLOCATION FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2010, HighMark Income Plus Allocation Fund (the "Fund") produced a total return of 10.21% (Class A Shares without load). In comparison, the Fund's benchmark of a 30/60/10% blend of the S&P 500 Index, the Barclays Capital U.S. Aggregate Bond Index and the Citigroup Bond 3-Month Treasury Bill Index returned 9.51% over the same period.

FACTORS AFFECTING PERFORMANCE

Domestic equities rose during the 12 month period, with the S&P 500 Index returning 13.8%. Industrial (28.7%), consumer discretionary (26.1%) and financial (14.5%) sectors led equity indices higher. International stocks (EAFE) rose 6.7% for the period, but emerging market equities outperformed other equity investments, with a return of 20.2%. Fixed income returns were also positive for the period, with the Barclays Capital Aggregate Index returning 8.9% and the Bank of America Merrill Lynch High Yield Cash Pay Index returning a strong 24.0%.

The Fund maintained a tactical overweight to global equities and an underweight to bonds compared to the Fund's target weights. These tactical decisions contributed to the outperformance of the Fund versus its custom benchmark. During the reporting period, the only appreciable change to the tactical allocations was the addition of a tilt to the industrial sector, which was added in the first quarter of 2010, by investing in the Fidelity Advisor Select Industrials mutual fund.

The Fund benefited from an overweight to U.S. equities (13.8%), emerging market equities (20.2%) and REITs (52.6%) relative to an underweight in MSCI EAFE (developed international) countries. Overweight positions in large-cap value stocks and small-cap stocks (18.4%) added to performance, as large-cap value stocks outperformed large-cap growth stocks by 1.7%, and small-cap stocks outperformed large-cap stocks by 4.6%. Within the fixed income allocation, excess return was derived from an overweight to high-yield bonds (24.0%), although the shorter maturity of fixed income holdings detracted from performance. The Fund also benefited from overweight positions in technology (13.7%) and high-yield (24%).

All of the underlying funds held by the Fund during the annual reporting period had positive returns. Holdings in HighMark Core Equity Fund, HighMark Geneva Small Cap Growth Fund, JP Morgan Small Cap Growth Fund, HighMark Small Cap Advantage Fund, HighMark Small Cap Value Fund and HighMark Short Term Bond Fund outperformed their benchmarks. HighMark Large Cap Growth Fund, HighMark Value Momentum Fund, HighMark Fundamental Equity Fund, HighMark Large Cap Value Fund, HighMark Enhanced Growth Fund, HighMark Geneva Mid Cap Growth Fund, HighMark Cognitive Value Fund, HighMark International Opportunities Fund, Morgan Stanley US Real Estate Portfolio and Eaton Vance Income Fund of Boston underperformed their benchmarks. Fidelity Advisor Industrials Fund was not a position for the entire period.

38 HIGHMARK(R) FUNDS

HIGHMARK INCOME PLUS ALLOCATION FUND INVESTMENT OBJECTIVE

HIGHMARK INCOME PLUS ALLOCATION FUND PRIMARILY SEEKS INCOME AND SECONDARILY SEEKS CAPITAL APPRECIATION.

[PHOTO OF DAVID GOERZ]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK INCOME PLUS ALLOCATION FUND VERSUS THE S&P 500 INDEX; THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX; THE CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX; AN UNMANAGED BLENDED INDEX OF 30% S&P 500 INDEX, 60% BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX AND 10% CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX AND THE MORNINGSTAR CONSERVATIVE ALLOCATION CATEGORY.

                                  [LINE GRAPH]

                 HighMark Income                                30/60/10 Hybrid              Barclays Capital    Citigroup Bond
                 Plus Allocation    Morningstar Conservative   of the following    S&P 500     US Aggregate    3-Month US Treasury
              Fund Class A Shares      Allocation Category          indexes:       Index++     Bond Index++        Bill Index++
              -------------------  -------------------------  -----------------  ---------   ---------------   --------------------
10/12/04            $ 9,550                 $10,000                $10,000        $10,000         $10,000            $10,000
Jul-05              $ 9,999                 $10,581                $10,512        $11,159         $10,226            $10,192
Jul-06              $10,310                 $10,955                $10,819        $11,759         $10,375            $10,613
Jul-07              $11,176                 $11,830                $11,755        $13,656         $10,952            $11,150
Jul-08              $10,879                 $11,528                $11,828        $12,142         $11,626            $11,490
Jul-09              $10,415                 $10,940                $11,685        $ 9,718         $12,538            $11,565
Jul-10              $11,480                 $12,249                $12,796        $11,063         $13,656            $11,579

++ Indexes are unmanaged and do not incur fees, expenses or other costs.

----------------------------------------------------------------------------------------------
                                     ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                          ONE YEAR     3 YEAR       5 YEAR        SINCE     EXPENSE   EXPENSE
                           RETURN      RETURN       RETURN      INCEPTION   RATIO++   RATIO++
----------------------------------------------------------------------------------------------
Fiduciary Shares           10.54%       1.16%        2.99%+       3.39%+     2.31%     1.15%
----------------------------------------------------------------------------------------------
Class A Shares             10.21%       0.89%        2.80%        3.22%      2.56%     1.40%
----------------------------------------------------------------------------------------------
Class A Shares w/load*      5.25%      -0.64%        1.85%        2.41%      2.56%     1.40%
----------------------------------------------------------------------------------------------
Class C Shares              9.51%       0.20%        2.09%        2.51%      3.06%     2.10%
----------------------------------------------------------------------------------------------
Class C Shares w/load**     8.51%       0.20%        2.09%        2.51%      3.06%     2.10%
----------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

THE FUND IS STRUCTURED AS A FUND-OF-FUNDS AND IS SUBJECT TO THE SAME RISKS AS THE UNDERLYING FUNDS IN WHICH IT INVESTS. IN ADDITION, THE FUND INDIRECTLY PAYS A PORTION OF THE EXPENSES INCURRED BY THE UNDERLYING FUNDS. THE VALUE OF THE FUND WILL FLUCTUATE IN RESPONSE TO CHANGES IN THE SHARE PRICES OF THE INVESTMENTS THAT IT OWNS. THERE IS NO GUARANTEE THAT THE FUND'S PRINCIPAL VALUE WILL INCREASE. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

 + The performance presented links the performance of Class A Shares from October 12, 2004 with performance of Fiduciary Shares which commenced investment operations on November 15, 2006. Class A Share performance has been adjusted by removing the sales charge applicable to Class A Shares because Class A Shares bear a sales charge while Fiduciary Shares do not bear a sales charge, but the performance otherwise has not been adjusted to reflect the fees and expenses applicable to Fiduciary Shares. With those adjustments, performance would be higher than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

 *    Reflects 4.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 39

                                TOP TEN HOLDINGS

                                                                         % OF
HOLDING*                                                              PORTFOLIO
U.S. TREASURY NOTE
   3.000%, 09/30/16                                                      4.4%

FNMA
   4.500%, 04/01/18                                                      3.6

JPMORGAN CHASE
   3.125%, 12/01/11                                                      2.9

CITICORP MORTGAGE SECURITIES
   SER 2003-10, CL A1
   4.500%, 11/25/18                                                      2.3

FNMA
   5.500%, 03/01/20                                                      2.1

U.S. TREASURY NOTE
   1.875%, 06/30/15                                                      2.0

COMCAST
   5.700%, 07/01/19                                                      1.9

FNMA
   5.175%, 01/01/36                                                      1.8

CENTERPOINT ENERGY
   TRANSITION BOND CO. II
   SER 2005-A, CL A3
   5.090%, 08/01/15                                                      1.8

TIME WARNER ENTERTAINMENT
   8.375%, 03/15/23                                                      1.8

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                PORTFOLIO
MORTGAGE-BACKED SECURITIES                                              17.4%

U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED OBLIGATIONS                                          17.0

FINANCIALS                                                              10.4

UTILITIES                                                                7.8

ENERGY                                                                   7.5

U.S. TREASURY OBLIGATIONS                                                6.4

CONSUMER DISCRETIONARY                                                   6.1

HEALTH CARE                                                              5.8

ASSET-BACKED SECURITIES                                                  5.3

CONSUMER STAPLES                                                         3.7

MATERIALS                                                                2.9

INDUSTRIAL                                                               2.7

TELECOMMUNICATION SERVICES                                               2.5

FOREIGN GOVERNMENTS                                                      2.2

REGISTERED INVESTMENT COMPANY                                            1.5

INFORMATION TECHNOLOGY                                                   0.8

*     EXCLUDES SHORT-TERM SECURITIES.

BOND FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2010, HighMark Bond Fund (the "Fund") produced a total return of 10.29% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Barclays Capital U.S. Aggregate Bond Index, returned 8.91% for the same period.

FACTORS AFFECTING PERFORMANCE

The bond market recovery that began in December 2008 achieved full recovery during the Fund's fiscal year, largely due to the continued stabilization of the credit markets and strong corporate earnings. From the beginning of the reporting period, August 2009, through March 2010, the bond markets advanced across most major asset classes, although the euro zone sovereign debt crisis that began in April 2010 caused the advancement to slow somewhat.

Credit market stabilization was largely in response to coordinated stimulus actions by central banks across the globe. Even though these actions took place prior to the Fund's current reporting period, the positive effects took time to cycle through world economies, and the impact was felt during the reporting period.

Credit quality was a key factor for much of the Fund's performance, as spreads narrowed and lower quality securities outperformed higher quality securities during the reporting period. This outperformance was due mainly to the recovery in the corporate bond sector, which continued to rebound from historic lows in the first quarter of 2009.

The Fund is double in its weighting relative to its benchmark in lower quality corporate bonds and underweighted in higher quality Treasury bonds. The Fund's overweight in corporate bonds relative to its benchmark is the primary reason for its overall outperformance during the reporting period.

40 HIGHMARK(R) FUNDS

HIGHMARK BOND FUND INVESTMENT OBJECTIVE

HIGHMARK BOND FUND SEEKS TOTAL RETURN THROUGH INVESTMENTS IN FIXED-INCOME SECURITIES.

[PHOTO OF JACK MONTGOMERY]

LEAD PORTFOLIO MANAGER
JACK MONTGOMERY
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OF GREGORY LUGOSI]

PORTFOLIO MANAGER
GREGORY LUGOSI
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK BOND FUND VERSUS THE BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX AND THE MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY.

                                  [LINE GRAPH]

                                                             Morningstar          Barclays Capital
             HighMark Bond Fund   HighMark Bond Fund   Intermediate-Term Bond   U.S. Aggregate Bond
              Fiduciary Shares      Class A Shares            Category                Index++
             ------------------   ------------------   ----------------------   -------------------
7/00              $ 10,000             $  9,775               $ 10,000                $ 10,000
7/01              $ 11,273             $ 11,022               $ 11,184                $ 11,268
7/02              $ 11,734             $ 11,466               $ 11,723                $ 12,116
7/03              $ 12,498             $ 12,192               $ 12,428                $ 12,773
7/04              $ 13,083             $ 12,737               $ 12,988                $ 13,391
7/05              $ 13,652             $ 13,266               $ 13,554                $ 14,033
7/06              $ 13,799             $ 13,365               $ 13,703                $ 14,238
7/07              $ 14,545             $ 14,048               $ 14,372                $ 15,029
7/08              $ 15,333             $ 14,785               $ 14,665                $ 15,954
7/09              $ 16,549             $ 15,905               $ 15,431                $ 17,206
7/10              $ 18,254             $ 17,508               $ 17,209                $ 18,739


++ Indexes are unmanaged and do not incur fees, expenses or other costs.

------------------------------------------------------------------------------------------------------------
                                      ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                           ONE YEAR     3 YEAR       5 YEAR       10 YEAR      SINCE      EXPENSE   EXPENSE
                            RETURN      RETURN       RETURN       RETURN     INCEPTION    RATIO++   RATIO++
------------------------------------------------------------------------------------------------------------
Fiduciary Shares            10.29%       7.87%        5.98%        6.20%       7.67%       0.99%     0.79%
------------------------------------------------------------------------------------------------------------
Class A Shares              10.08%       7.61%        5.70%        6.00%       7.57%+      1.24%     1.04%
------------------------------------------------------------------------------------------------------------
Class A Shares w/load*       7.64%       6.79%        5.23%        5.76%       7.48%+      1.24%     1.04%
------------------------------------------------------------------------------------------------------------
Class B Shares               9.36%       6.87%        4.99%        5.22%+      7.30%+      1.74%     1.72%
------------------------------------------------------------------------------------------------------------
Class B Shares w/load**      4.36%       5.99%        4.65%        5.22%+      7.30%+      1.74%     1.72%
------------------------------------------------------------------------------------------------------------
Class C Shares               9.58%       7.21%        5.29%        5.74%+      7.49%+      1.49%     1.47%
------------------------------------------------------------------------------------------------------------
Class C Shares w/load***     8.58%       7.21%        5.29%        5.74%+      7.49%+      1.49%     1.47%
------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

BONDS AND BOND FUNDS WILL TYPICALLY DECREASE IN VALUE AS INTEREST RATES RISE.

  + The performance presented links the performance of Fiduciary Shares from February 15, 1984 with the performance of Class A Shares on June 20, 1994, Class B Shares on November 30, 2000 and Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the maximum sales charge/contingent deferred sales charge ("CDSC") applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  * Reflects 2.25% front-end sales charge. Prior to December 1, 2005, the front-end sales charge was 3.25%.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 41

                                TOP TEN HOLDINGS

                                                                         % OF
HOLDING*                                                              PORTFOLIO
NORTHERN CALIFORNIA
   TRANSMISSION AGENCY,
   CALIFORNIA-OREGON TRANSMISSION
   PROJECT
   SER A, RB, AGM INSURED,
   SPA DEXIA CREDIT
   0.330%, 05/01/24                                                      2.7%

SACRAMENTO COUNTY, SANITATION
   DISTRICT FINANCING AUTHORITY,
   SUB LIEN,
   SACRAMENTO REGIONAL,
   SER C, BANK OF AMERICA INSURED
   0.270%, 12/01/30                                                      2.4

IRVINE, IMPROVEMENT BOND
   ACT OF 1915
   LIMITED OBLIGATION REASSESMENT
   SER 85-7-A, AGM INSURED
   0.320%, 09/02/32                                                      2.3

CALIFORNIA STATE, ECONOMIC RECOVERY
   SER C-15, GO, AGM INSURED
   0.390%, 07/01/23                                                      2.3

SAN DIEGO, PUBLIC FACILITIES
   FINANCING AUTHORITY
   SEWER AUTHORITY, SER B, RB
   5.500%, 05/15/23                                                      1.7

SOUTHERN CALIFORNIA,
   PUBLIC POWER AUTHORITY
   POWER PROJECT REVENUE,
   PALO VERDE SUB
   SER A, RB, JPMORGAN CHASE INSURED
   0.240%, 07/01/17                                                      1.7

SOUTHERN CALIFORNIA,
   PUBLIC POWER AUTHORITY
   POWER PROJECT REVENUE,
   CANYON POWER
   SER A, RB
   5.000%, 07/01/25                                                      1.6

ORANGE COUNTY, SANITATION DISTRICT
   SER B, COP, AGM INSURED
   5.000%, 02/01/23                                                      1.4

M-S-R PUBLIC POWER AUTHORITY
   SAN JUAN PROJECT
   SER I, RB, NATIONAL-RE INSURED
   5.000%, 07/01/14                                                      1.3

CALIFORNIA STATE, DEPARTMENT OF
   TRANSPORTATION
   FEDERAL HIGHWAY GRANT
   ANTICIPATION BONDS
   SER A, RB, NATIONAL-RE FGIC INSURED
   5.000% 02/01/14                                                       1.2

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                PORTFOLIO
REVENUE BONDS                                                           45.5%

GENERAL OBLIGATIONS                                                     38.7

CERTIFICATE OF PARTICIPATION                                             9.5

REGISTERED INVESTMENT COMPANY                                            2.9

SPECIAL ASSESSMENT                                                       2.7

TAX ALLOCATION                                                           0.7

*     EXCLUDES SHORT-TERM SECURITIES.

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2010, HighMark California Intermediate Tax-Free Bond Fund (the "Fund") produced a total return of 5.49% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Barclays 7-Year Municipal Bond Index, returned 7.59% for the same period.

FACTORS AFFECTING PERFORMANCE

The first half of the Fund's reporting period was marked by the continued stabilization of the credit markets, largely in response to coordinated stimulus actions by central banks across the globe. Even though these actions took place prior to the Fund's current reporting period, the positive effects took time to cycle through world economies, and the impact was felt during the first half of the Fund's fiscal year.

During the period, the Federal Open Market Committee left the federal funds rate, the rate banks lend to each other, unchanged from its beginning level of between 0% and 0.25%.

The first of the two most notable items was the outperformance of high-yield instruments, as this area continued to rebound from depressed lows in 2008.

The second notable item was the large amount of new issuance that was brought to market in taxable form. This was due to the federal government's "Build America Bonds" program, which provided incentives to municipal issuers to issue bonds on a taxable basis. Taxable municipals represented 32% of all municipal debt issued during the second half of the Fund's reporting period.

As yields fell over the period and the market stabilized, volume and new issuance increased, with California acting as the nation's largest state of issuance during the period.

Initially, the Fund's performance was helped by the shorter average life of its holdings, which was an area of outperformance on the yield curve early in the reporting period as issues with shorter maturities performed better than issues with longer maturities. In the latter half of the Fund's reporting period, the shorter average life of its bonds was an area of underperformance on the yield curve and hurt performance. Additionally, the strong credit quality of the portfolio's holdings, which until recently provided protection, was a hindrance during the reporting period as lower credit quality continued to outperform higher credit quality.

As a result, the Fund underperformed its benchmark for the reporting period.

42 HIGHMARK(R) FUNDS

HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND INVESTMENT OBJECTIVE

HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND SEEKS TO PROVIDE HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND STATE OF CALIFORNIA PERSONAL INCOME TAX.

[PHOTO OF ROBERT BIGELOW]

LEAD PORTFOLIO MANAGER
ROBERT BIGELOW
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OF RAYMOND MOW]

PORTFOLIO MANAGER
RAYMOND MOW
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND VERSUS THE BARCLAYS CAPITAL 7-YEAR MUNICIPAL BOND INDEX AND THE MORNINGSTAR MUNICIPAL CALIFORNIA INTERMEDIATE/SHORT CATEGORY.

                                  [LINE GRAPH]

           HighMark California   HighMark California   Morningstar Municipal
               Intermediate          Intermediate            California        Barclays Capital
            Tax-Free Bond Fund    Tax-Free Bond Fund     Intermediate/Short    7-Year Municipal
             Fiduciary Shares       Class A Shares            Category           Bond Index++
           -------------------   -------------------   ---------------------   ----------------
7/00             $10,000               $ 9,775                $10,000               $10,000
7/01             $10,793               $10,541                $10,749               $10,917
7/02             $11,428               $11,164                $11,352               $11,696
7/03             $11,719               $11,433                $11,573               $12,149
7/04             $12,150               $11,828                $12,041               $12,776
7/05             $12,483               $12,124                $12,501               $13,282
7/06             $12,689               $12,293                $12,751               $13,568
7/07             $13,099               $12,662                $13,170               $14,102
7/08             $13,749               $13,247                $13,423               $14,924
7/09             $14,546               $13,985                $13,776               $16,120
7/10             $15,348               $14,720                $14,821               $17,343


++ Indexes are unmanaged and do not incur fees, expenses or other costs.

------------------------------------------------------------------------------------------------------------
                                      ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                           ONE YEAR     3 YEAR       5 YEAR       10 YEAR      SINCE      EXPENSE   EXPENSE
                            RETURN      RETURN       RETURN       RETURN     INCEPTION    RATIO++   RATIO++
------------------------------------------------------------------------------------------------------------
Fiduciary Shares             5.49%       5.42%        4.22%       4.38%        4.48%       1.03%     0.54%
------------------------------------------------------------------------------------------------------------
Class A Shares               5.26%       5.15%        3.96%       4.18%        4.34%       1.28%     0.79%
------------------------------------------------------------------------------------------------------------
Class A Shares w/load*       2.88%       4.37%        3.49%       3.94%        4.20%       1.28%     0.79%
------------------------------------------------------------------------------------------------------------
Class B Shares               4.49%       4.43%        3.22%       3.37%        3.83%+      1.78%     1.49%
------------------------------------------------------------------------------------------------------------
Class B Shares w/load**     -0.51%       3.51%        2.87%       3.37%        3.83%+      1.78%     1.49%
------------------------------------------------------------------------------------------------------------
Class C Shares               4.82%       4.67%        3.48%       3.88%+       4.18%+      1.53%     1.24%
------------------------------------------------------------------------------------------------------------
Class C Shares w/load***     3.82%       4.67%        3.48%       3.88%+       4.18%+      1.53%     1.24%
------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. PERFORMANCE PRESENTED FROM OCTOBER 15, 1993 (COMMENCEMENT OF INVESTMENT OPERATIONS OF FIDUCIARY AND CLASS A SHARES) TO APRIL 25, 1997 REFLECTS THE PERFORMANCE OF STEPSTONE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND, THE PREDECESSOR TO HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

BONDS AND BOND FUNDS WILL TYPICALLY DECREASE IN VALUE AS INTEREST RATES RISE.

  + The performance presented links the performance of Fiduciary Shares from October 15, 1993 with the performance of Class B Shares on November 30, 1999 and Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the contingent deferred sales charge ("CDSC") applicable to Class B Shares and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 2.25% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 43

                                TOP TEN HOLDINGS

                                                                         % OF
HOLDING*                                                              PORTFOLIO
ALASKA STATE, INTERNATIONAL
   AIRPORTS SYSTEM
   SER D, RB, NATIONAL-RE INSURED
   5.000%, 10/01/22                                                      2.0%

DENVER CITY & COUNTY AIRPORT REVENUE,
   SER C, RB, LOC JPMORGAN CHASE
   0.260%, 11/15/22                                                      1.9

ILLINOIS STATE TOLL HIGHWAY AUTHORITY,
   TOLL HIGHWAY REVENUE,
   SER A-1, RB, AGM INSURED
   0.320%, 01/01/31                                                      1.9

SEATTLE, LIMITED TAX, SER B, GO
   5.500%, 03/01/11                                                      1.9

SAN RAMON VALLEY, UNIFIED
   SCHOOL DISTRICT
   ELECTION 2002, GO, AGM INSURED
   5.250%, 08/01/18                                                      1.8

CLARK COUNTY, LIMITED
   TAX-BOND BANK, GO
   5.000%, 06/01/25                                                      1.8

ENERGY NORTHWEST, ELECTRIC REVENUE,
   PROJECT NO. 1,
   SER B, RB, NATIONAL-RE INSURED
   6.000%, 07/01/17                                                      1.8

CHICAGO, O'HARE INTERNATIONAL
   AIRPORT,
   SER A, RB, AGM INSURED
   5.000%, 01/01/19                                                      1.7

CHICO, UNIFIED SCHOOL DISTRICT,
   SER B, GO, AGM INSURED
   5.000%, 08/01/25                                                      1.7

IDAHO STATE, HOUSING & FINANCE
   ASSOCIATION,
   GRANT & REVENUE ANTICIPATION,
   FEDERAL HIGHWAY TRUST,
   RB, SER A
   5.250%, 07/15/24                                                      1.6

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                PORTFOLIO
REVENUE BONDS                                                           49.0%

GENERAL OBLIGATIONS                                                     44.8

REGISTERED INVESTMENT COMPANY                                            3.2

CERTIFICATE OF PARTICIPATION                                             1.8

TAX ALLOCATION                                                           1.2

*     EXCLUDES SHORT-TERM SECURITIES.

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2010, HighMark National Intermediate Tax-Free Bond Fund (the "Fund") produced a total return of 5.60% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Barclays 7-Year Municipal Bond Index, returned 7.59% for the same period.

FACTORS AFFECTING PERFORMANCE

The first half of the Fund's reporting period was marked by the continued stabilization of the credit markets, largely in response to coordinated stimulus actions by central banks across the globe. Even though these actions took place prior to the Fund's current reporting period, the positive effects took time to cycle through world economies, and the impact was felt during the first half of the Fund's fiscal year.

During the period, the Federal Open Market Committee left the federal funds rate, the rate banks lend to each other, unchanged from its beginning level of between 0% and 0.25%.

The first of the two most notable items was the outperformance of high-yield instruments, as this area continued to rebound from depressed lows in 2008.

The second notable item was the large amount of new issuance that was brought to market in taxable form. This was due to the federal government's "Build America Bonds" program, which provided incentives to municipal issuers to issue bonds on a taxable basis. Taxable municipals represented 32% of all municipal debt issued during the second half of the Fund's reporting period.

As yields fell over the period and the market stabilized, volume and new issuance increased.

Initially, the Fund's performance was helped by the shorter average life of its holdings, which was an area of outperformance on the yield curve early in the reporting period as issues with shorter maturities performed better than issues with longer maturities. In the latter half of the Fund's reporting period, the shorter average life of its bonds was an area of underperformance on the yield curve and hurt performance. Additionally, the strong credit quality of the portfolio's holdings, which until recently provided protection, was a hindrance during the reporting period as lower credit quality continued to outperform higher credit quality.

As a result, the Fund underperformed its benchmark for the reporting period.

44 HIGHMARK(R) FUNDS

HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND INVESTMENT OBJECTIVE

HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND SEEKS TO PROVIDE HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.

[PHOTO OF ROBERT BIGELOW]

LEAD PORTFOLIO MANAGER
ROBERT BIGELOW
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OF RAYMOND MOW]

PORTFOLIO MANAGER
RAYMOND MOW
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND VERSUS THE BARCLAYS CAPITAL 7-YEAR MUNICIPAL BOND INDEX AND THE MORNINGSTAR MUNICIPAL NATIONAL INTERMEDIATE CATEGORY.

                                  [LINE GRAPH]

         HighMark National     HighMark National
            Intermediate         Intermediate       Morningstar Municipal    Barclays Capital
         Tax-Free Bond Fund   Tax-Free Bond Fund    National Intermediate    7-Year Municipal
         Fiduciary Shares+      Class A Shares+           Category             Bond Index++
         ------------------   ------------------    ---------------------    ----------------
7/00           $ 10,000             $  9,775              $ 10,000               $ 10,000
7/01           $ 10,817             $ 10,554              $ 10,881               $ 10,917
7/02           $ 11,403             $ 11,088              $ 11,446               $ 11,696
7/03           $ 11,711             $ 11,362              $ 11,698               $ 12,149
7/04           $ 12,084             $ 11,695              $ 12,212               $ 12,776
7/05           $ 12,376             $ 11,949              $ 12,674               $ 13,282
7/06           $ 12,616             $ 12,151              $ 12,896               $ 13,568
7/07           $ 13,085             $ 12,560              $ 13,315               $ 14,102
7/08           $ 13,748             $ 13,177              $ 13,674               $ 14,924
7/09           $ 14,552             $ 13,915              $ 14,250               $ 16,120
7/10           $ 15,366             $ 14,654              $ 15,379               $ 17,343


++ Indexes are unmanaged and do not incur fees, expenses or other costs.

------------------------------------------------------------------------------------------------------------
                                      ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                           ONE YEAR     3 YEAR       5 YEAR       10 YEAR       SINCE     EXPENSE   EXPENSE
                            RETURN      RETURN       RETURN       RETURN      INCEPTION   RATIO++   RATIO++
------------------------------------------------------------------------------------------------------------
Fiduciary Shares             5.60%       5.50%        4.42%       4.39%+       4.93%+      1.09%     0.53%
------------------------------------------------------------------------------------------------------------
Class A Shares               5.33%       5.28%        4.17%       4.13%+       4.67%+      1.34%     0.78%
------------------------------------------------------------------------------------------------------------
Class A Shares w/load*       2.94%       4.48%        3.69%       3.90%+       4.56%+      1.34%     0.78%
------------------------------------------------------------------------------------------------------------
Class C Shares^              5.08%       3.99%        3.21%       3.82%+       4.67%+      1.59%     1.23%
------------------------------------------------------------------------------------------------------------
Class C Shares w/load^**     4.08%       3.99%        3.21%       3.82%+       4.67%+      1.59%     1.23%
------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. PERFORMANCE PRESENTED FROM FEBRUARY 17, 1989 TO OCTOBER 18, 2002 (COMMENCEMENT OF INVESTMENT OPERATIONS OF FIDUCIARY AND CLASS A SHARES) REFLECTS THE PERFORMANCE OF UBOC INTERMEDIATE MUNICIPAL BOND FUND, A COMMON TRUST FUND. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

BONDS AND BOND FUNDS WILL TYPICALLY DECREASE IN VALUE AS INTEREST RATES RISE.

 + The performance presented links the performance of UBOC Intermediate Municipal Bond Fund, a common trust fund (the "Common Trust Fund"), for the period prior to its consolidation with HighMark National Intermediate Tax-Free Bond Fund on October 18, 2002, as adjusted to reflect the fees and expenses associated with HighMark National Intermediate Tax-Free Bond Fund. The Common Trust Fund was not registered under the Investment Company Act of 1940, as amended, and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by such Act and the Internal Revenue Code of 1986, as amended. If the Common Trust Fund had been registered, its performance may have been lower.

 ^ For the period February 17, 1989 through November 27, 2003 for Class C Shares, performance data is based on Fiduciary Share performance (whose performance data includes the performance of a common trust fund for the period prior to its consolidation with the National Intermediate Tax-Free Bond Fund on October 18, 2002, as discussed above). From November 28, 2003 through September 26, 2007 for Class C Shares, performance data reflects the performance of Class C Shares during that period. From September 27, 2007 through December 3, 2009, no Class C Shares were outstanding, and performance data for Class C Shares during such period is based on Fiduciary Share performance. Class C Shares reopened on December 1, 2009, and from December 4, 2009 through July 31, 2010, performance data reflects the performance of Class C Shares during that period. The performance of the Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge ("CDSC") applicable to Class C Shares but does not reflect Class C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

 *    Reflects 2.25% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 45

                                TOP TEN HOLDINGS

                                                                         % OF
HOLDING*                                                               PORTFOLIO
SEARIVER MARITIME
   ZERO COUPON, 09/01/12                                                  2.6%

U.S. TREASURY NOTE
   1.375%, 09/15/12                                                       1.9

FHLMC, ARM
   2.873%, 10/01/36                                                       1.8

FHLMC, ARM
   4.685%, 11/01/35                                                       1.8

FHLMC, ARM
   2.689%, 12/01/34                                                       1.7

BURLINGTON NORTHERN SANTA FE
   5.900%, 07/01/12                                                       1.5

FNMA, ARM
   5.175%,01/01/36                                                        1.5

WELLS FARGO
   4.375%, 01/31/13                                                       1.5

GREENWICH CAPITAL COMMERCIAL
   FUNDING, SER 2004-GG1, CL A5
   4.883%, 06/10/36                                                       1.4

FNMA, ARM
   2.540%, 06/01/34                                                       1.4

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED OBLIGATIONS                                           21.2%

MORTGAGE-BACKED SECURITIES                                               12.5

ASSET-BACKED SECURITIES                                                   8.9

ENERGY                                                                    8.6

FINANCIALS                                                                7.5

UTILITIES                                                                 6.4

INDUSTRIAL                                                                5.9

CONSUMER DISCRETIONARY                                                    5.4

CONSUMER STAPLES                                                          5.1

U.S. TREASURY OBLIGATION                                                  3.9

MATERIALS                                                                 3.7

HEALTH CARE                                                               3.6

REGISTERED INVESTMENT COMPANIES                                           2.5

TELECOMMUNICATION SERVICES                                                2.3

INFORMATION TECHNOLOGY                                                    1.5

FOREIGN GOVERNMENTS                                                       1.0

*     EXCLUDES SHORT-TERM SECURITIES.

SHORT TERM BOND FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2010, HighMark Short Term Bond Fund (the "Fund") produced a total return of 4.04% (Fiduciary Shares). In comparison, the Fund's benchmark, the unmanaged Barclays Capital 1-3 Year U.S. Government/Credit Bond Index, returned 3.71% for the same period.

FACTORS AFFECTING PERFORMANCE

The bond market recovery that began in December 2008 achieved full recovery during the Fund's fiscal year, largely due to the continued stabilization of the credit markets and strong corporate earnings. From the beginning of the reporting period, August 2009, through March 2010, the bond markets advanced across most major asset classes, although the euro zone sovereign debt crisis that began in April 2010 caused the advancement to slow somewhat.

Credit market stabilization was largely in response to coordinated stimulus actions by central banks across the globe. Even though these actions took place prior to the Fund's current reporting period, the positive effects took time to cycle through world economies, and the impact was felt during the reporting period.

Credit quality was a key factor for much of the Fund's performance, as spreads narrowed and lower quality securities outperformed higher quality securities during the reporting period. This outperformance was due mainly to the recovery in the corporate bond sector, which continued to rebound from historic lows in first quarter of 2009.

The Fund is double in its weighting relative to its benchmark in lower quality corporate bonds and underweighted in higher quality Treasury bonds. The Fund's overweight in corporate bonds relative to its benchmark is the primary reason for its overall outperformance during the reporting period.

46 HIGHMARK(R) FUNDS

HIGHMARK SHORT TERM BOND FUND INVESTMENT OBJECTIVE

HIGHMARK SHORT TERM BOND FUND SEEKS TOTAL RETURN THROUGH INVESTMENTS IN FIXED-INCOME SECURITIES.

[PHOTO OF JACK MONTGOMERY]

LEAD PORTFOLIO MANAGER
JACK MONTGOMERY
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OF GREGORY LUGOSI]

PORTFOLIO MANAGER
GREGORY LUGOSI
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK SHORT TERM BOND FUND VERSUS THE BARCLAYS CAPITAL 1-3 YEAR U.S. GOVERNMENT/CREDIT BOND INDEX AND THE MORNINGSTAR SHORT BOND CATEGORY.

                                  [LINE GRAPH]

                                                                                      Barclays Capital
                      HighMark               HighMark                                     1-3 Year
                  Short Term Bond        Short Term Bond         Morningstar       U.S. Government/Credit
               Fund Fiduciary Shares   Fund Class A Shares   Short Bond Category        Bond Index++
               ---------------------   -------------------   -------------------   ----------------------
11/2/04            $ 10,000                $  9,775               $ 10,000                $ 10,000
7/05               $ 10,034                $  9,792               $ 10,063                $ 10,086
7/06               $ 10,306                $ 10,033               $ 10,306                $ 10,388
7/07               $ 10,801                $ 10,478               $ 10,782                $ 10,943
7/08               $ 11,363                $ 10,995               $ 10,916                $ 11,624
7/09               $ 11,959                $ 11,531               $ 11,262                $ 12,217
7/10               $ 12,443                $ 11,975               $ 11,969                $ 12,670


++ Indexes are unmanaged and do not incur fees, expenses or other costs.

-----------------------------------------------------------------------------------------------
                                      ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                           ONE YEAR     3 YEAR       5 YEAR        SINCE     EXPENSE   EXPENSE
                            RETURN      RETURN       RETURN      INCEPTION   RATIO++   RATIO++
-----------------------------------------------------------------------------------------------
Fiduciary Shares             4.04%       4.83%        4.40%       3.88%       1.08%     0.71%
-----------------------------------------------------------------------------------------------
Class A Shares               3.86%       4.56%        4.11%       3.60%       1.33%     0.96%
-----------------------------------------------------------------------------------------------
Class A Shares w/load*       1.52%       3.75%        3.63%       3.19%       1.33%     0.96%
-----------------------------------------------------------------------------------------------
Class C Shares               3.37%       4.09%        3.67%       3.24%+      1.58%     1.41%
-----------------------------------------------------------------------------------------------
Class C Shares w/load**      2.37%       4.09%        3.67%       3.24%+      1.58%     1.41%
-----------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

BONDS AND BOND FUNDS WILL TYPICALLY DECREASE IN VALUE AS INTEREST RATES RISE.

 + The performance presented links the performance of the Fiduciary Shares from November 2, 2004 with the performance of Class C Shares on November 29, 2004. Fiduciary Share performance has been adjusted for the contingent deferred sales charge ("CDSC") applicable to Class C Shares but does not reflect the higher Rule 12b-1 fees and expenses applicable to this Class. With these adjustments, performance would be lower than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

 * Reflects 2.25% front-end sales charge. Prior to December 1, 2005, the front-end sales charge was 3.25%.

**    Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 47

                                TOP TEN HOLDINGS

                                                                         % OF
COMPANY*                                                               PORTFOLIO
MADISON, COMMUNITY DEVELOPMENT
   AUTHORITY REVENUE,
   WISCONSIN ALUMNI RESEARCH
   FUND PROJECT, RB
   5.000%, 10/01/34                                                       3.0%

SOUTHEAST WISCONSIN
   PROFESSIONAL BASEBALL
   PARK DISTRICT,
   SALES TAX REVENUE, REFUNDING,
   SER A, RB, NATIONAL-RE INSURED
   5.500%, 12/15/26                                                       2.8

GUAM POWER AUTHORITY,
   SER A, RB, NATIONAL-RE
   IBC BANK INSURED
   5.125%, 10/01/29                                                       2.4

PUERTO RICO SALES TAX FINANCING,
   CORPORATE SALES TAX REVENUE,
   FIRST SUB-SER A, RB
   6.375%, 08/01/39                                                       2.1

WISCONSIN CENTER DISTRICT,
   SER 1998A, JUNIOR
   DEDICATED TAX REVENUE,
   RB AGM INSURED
   5.250%, 12/15/23                                                       1.8

VIRGIN ISLANDS PUBLIC
   FINANCE AUTHORITY,
   GROSS RECEIPTS TAXES
   LOAN NOTES, RB
   NATIONAL-RE FGIC INSURED
   5.000%, 10/01/24                                                       1.6

PUERTO RICO
   ELECTRIC POWER AUTHORITY,
   SER WW, RB
   5.500%, 07/01/38                                                       1.6

PUERTO RICO SALES TAX FINANCING,
   CORPORATE SALES TAX REVENUE,
   FIRST SUB-SER A, RB
   5.500%, 08/01/37                                                       1.6

GREEN BAY/BROWN COUNTY
   PROFESSIONAL FOOTBALL
   STADIUM, LAMBEAU
   FIELD RENOVATION PROJECT,
   SER A, RB, AMBAC INSURED
   5.000%, 02/01/19                                                       1.6

SOUTHEAST WISCONSIN
   PROFESSIONAL BASEBALL
   PARK DISTRICT,
   SALES TAX REVENUE, REFUNDING,
   SER A, RB, NATIONAL-RE INSURED
   5.500%, 12/15/19                                                       1.5

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
REVENUE BONDS                                                            90.4%

REGISTERED INVESTMENT COMPANY                                             4.4

GENERAL OBLIGATIONS                                                       4.0

CERTIFICATE OF PARTICIPATION                                              1.1

TAX ALLOCATION                                                            0.1

*     EXCLUDES SHORT-TERM SECURITIES.

WISCONSIN TAX-EXEMPT FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2010, HighMark Wisconsin Tax-Exempt Fund (the "Fund") produced a total return of 7.95% (Class A Shares without load). In comparison, the Fund's benchmark, the unmanaged Barclays Capital Municipal Bond Index, returned 9.15% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period was marked by concerns over budget deficits and fiscal constraints by many state governments. The equity market stabilization and recovery that began March 9, 2009 slowed somewhat and cost-cutting measures ensued. Debt service became a focus, as record low municipal bond yields meant many state and local governments could refinance to lower levels, while at the same time issuing "Build America Bonds," which are municipal bonds that carry special tax credits and federal subsidies. During the reporting period Moody's implemented its recalibration of municipal credit ratings to move municipal issuers to a global rating. The new global rating system is used for both taxable and tax-exempt securities. This new system helped performance as ratings improved one to three notches on many of the Fund's holdings under the new rating system.

Specific to the state of Wisconsin, the municipal bond yield experienced its steepest spread between short-term and long-term issues. At one point during the reporting period, there was a 4% spread between the two-year and 30-year issues. In order to take advantage of the curve, a number of non-rated Wisconsin state and short maturity non-rated Wisconsin issues were sold. Due to depressed economic conditions, new issues in Wisconsin were in short supply and, as a result, higher quality U.S. territory issues were bought by the Fund. Puerto Rico sales tax revenue bonds and U.S. Virgin Islands revenue bonds contributed to performance, as U.S. territory paper outperformed during the first half of the reporting period. However, the Fund largely invests in smaller municipal issues unique to the state of Wisconsin. These smaller issues failed to participate as much in the market rally when compared with larger, more generic bonds.

During the first half of the reporting period, the Fund's performance was benefitted by the holding of longer maturity and lower credit quality bonds. However, during the second half of the second quarter of 2010, pressure on these issues detracted from performance. As a result, the Fund underperformed its benchmark for the reporting period.

48 HIGHMARK(R) FUNDS

HIGHMARK WISCONSIN TAX-EXEMPT FUND INVESTMENT OBJECTIVE

HIGHMARK WISCONSIN TAX-EXEMPT FUND SEEKS TO PROVIDE INVESTORS WITH A HIGH LEVEL OF CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND WISCONSIN PERSONAL INCOME TAX.

[PHOTO OF ERIC ZENNER]

CO-PORTFOLIO MANAGER
ERIC ZENNER
ZIEGLER CAPITAL MANAGEMENT, LLC

[PHOTO OF RICHARD SCARGILL]

CO-PORTFOLIO MANAGER
RICHARD SCARGILL
ZIEGLER CAPITAL MANAGEMENT, LLC

[PHOTO OF PAULA HORN]

CO-PORTFOLIO MANAGER
PAULA HORN
ZIEGLER CAPITAL MANAGEMENT, LLC

[PHOTO OF MICHAEL SANDERS]

CO-PORTFOLIO MANAGER
MICHAEL SANDERS
ZIEGLER CAPITAL MANAGEMENT, LLC

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK WISCONSIN TAX-EXEMPT FUND VERSUS THE BARCLAYS CAPITAL MUNICIPAL BOND INDEX AND THE MORNINGSTAR MUNICIPAL SINGLE STATE INTERMEDIATE CATEGORY.

                                  [LINE GRAPH]

                           Morningstar
            HighMark        Municipal     Barclays
         Wisconsin Tax-   Single State    Capital
           Exempt Fund    Intermediate    Municipal
         Class A Shares    Caregory      Bond Index++
         --------------   ------------   ------------
7/00         $ 9,775         $10,000      $10,000
7/01         $10,714         $10,862      $11,008
7/02         $11,343         $11,479      $11,747
7/03         $11,827         $11,769      $12,170
7/04         $12,349         $12,288      $12,874
7/05         $12,932         $12,789      $13,692
7/06         $13,192         $13,011      $14,041
7/07         $13,656         $13,457      $14,640
7/08         $13,932         $13,632      $15,055
7/09         $14,336         $14,216      $15,824
7/10         $15,477         $15,226      $17,272


++ Indexes are unmanaged and do not incur fees, expenses or other costs.

------------------------------------------------------------------------------------------------------------
                                      ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                           ONE YEAR     3 YEAR       5 YEAR       10 YEAR      SINCE      EXPENSE   EXPENSE
                            RETURN      RETURN       RETURN       RETURN      INCEPTION   RATIO++   RATIO++
------------------------------------------------------------------------------------------------------------
Class A Shares               7.95%      4.26%        3.66%        4.70%        4.54%       1.29%     0.93%
------------------------------------------------------------------------------------------------------------
Class A Shares w/load*       5.54%      3.46%        3.19%        4.46%        4.39%       1.29%     0.93%
------------------------------------------------------------------------------------------------------------
Class B Shares               7.10%      3.48%        2.88%        4.11%+       4.17%+      1.79%     1.63%
------------------------------------------------------------------------------------------------------------
Class B Shares w/load**      2.10%      2.54%        2.52%        4.11%+       4.17%+      1.79%     1.63%
------------------------------------------------------------------------------------------------------------
Class C Shares               7.37%      3.58%        2.94%        4.14%+       4.19%+      1.54%     1.38%
------------------------------------------------------------------------------------------------------------
Class C Shares w/load***     6.37%      3.58%        2.94%        4.14%+       4.19%+      1.54%     1.38%
------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

BONDS AND BOND FUNDS WILL TYPICALLY DECREASE IN VALUE AS INTEREST RATES RISE.

  + The performance presented links the performance of the Class A Shares from June 13, 1994 with the performance of Class B and Class C Shares on January 6, 2003. Class A Share performance has been adjusted for the contingent deferred sales charge ("CDSC") applicable to Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With these adjustments, performance would be lower than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 2.25% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 49

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, which include, as applicable, redemption fees; and (2) ongoing costs, which include costs for portfolio management, administrative services, distribution fees and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of the mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in each Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates each Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare each Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in each Fund's prospectus. If these fees were applied to your account, your costs would be higher.

                                  BEGINNING    ENDING         NET      EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                   VALUE AT   VALUE AT      EXPENSE     DURING
                                    2/1/10     7/31/10      RATIOS      PERIOD*
BALANCED FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,040.20      0.98%     $  4.96
Class A Shares ................    1,000.00    1,038.20      1.23%        6.22
Class B Shares ................    1,000.00    1,035.70      1.83%        9.24
Class C Shares ................    1,000.00    1,035.10      1.83%        9.23

HYPOTHETICAL 5% RETURN
Fiduciary Shares ..............   $1,000.00   $1,019.93      0.98%     $  4.91
Class A Shares ................    1,000.00    1,018.70      1.23%        6.16
Class B Shares ................    1,000.00    1,015.72      1.83%        9.15
Class C Shares ................    1,000.00    1,015.72      1.83%        9.15
-------------------------------------------------------------------------------
COGNITIVE VALUE FUND
-------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,118.10      1.13%     $  5.93
Class A Shares ................    1,000.00    1,116.70      1.45%        7.61
Class C Shares ................    1,000.00    1,112.30      2.05%       10.74
Class M Shares ................    1,000.00    1,119.50      1.05%        5.52

HYPOTHETICAL 5% RETURN
Fiduciary Shares ..............   $1,000.00   $1,019.19      1.13%     $  5.66
Class A Shares ................    1,000.00    1,017.60      1.45%        7.25
Class C Shares ................    1,000.00    1,014.63      2.05%       10.24
Class M Shares ................    1,000.00    1,019.59      1.05%        5.26

                                  BEGINNING     ENDING        NET      EXPENSES
                                   ACCOUNT      ACCOUNT    ANNUALIZED    PAID
                                   VALUE AT    VALUE AT      EXPENSE    DURING
                                    2/1/10     7/31/10       RATIOS     PERIOD*
CORE EQUITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,028.60      0.95%     $  4.78
Class A Shares ................    1,000.00    1,028.90      1.23%        6.19
Class B Shares ................    1,000.00    1,025.30      1.83%        9.19
Class C Shares ................    1,000.00    1,025.60      1.83%        9.19

HYPOTHETICAL 5% RETURN
Fiduciary Shares ..............   $1,000.00   $1,020.08      0.95%     $  4.76
Class A Shares ................    1,000.00    1,018.70      1.23%        6.16
Class B Shares ................    1,000.00    1,015.72      1.83%        9.15
Class C Shares ................    1,000.00    1,015.72      1.83%        9.15
-------------------------------------------------------------------------------
ENHANCED GROWTH FUND
-------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,056.30      1.06%     $  5.40
Class A Shares ................    1,000.00    1,053.60      1.43%        7.28
Class C Shares ................    1,000.00    1,051.10      2.03%       10.32
Class M Shares ................    1,000.00    1,056.30      1.03%        5.25

HYPOTHETICAL 5% RETURN
Fiduciary Shares ..............   $1,000.00   $1,019.54      1.06%     $  5.31
Class A Shares ................    1,000.00    1,017.70      1.43%        7.15
Class C Shares ................    1,000.00    1,014.73      2.03%       10.14
Class M Shares ................    1,000.00    1,019.69      1.03%        5.16

50   HIGHMARK(R) FUNDS

                                  BEGINNING    ENDING         NET      EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                   VALUE AT    VALUE AT     EXPENSE     DURING
                                    2/1/10     7/31/10      RATIOS      PERIOD*
--------------------------------------------------------------------------------
EQUITY INCOME FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,042.90      0.90%     $  4.56
Class A Shares ................    1,000.00    1,042.40      1.15%        5.82
Class B Shares ................    1,000.00    1,039.00      1.75%        8.85
Class C Shares ................    1,000.00    1,039.50      1.75%        8.85

HYPOTHETICAL 5% RETURN
Fiduciary Shares ..............   $1,000.00   $1,020.33      0.90%     $  4.51
Class A Shares ................    1,000.00    1,019.09      1.15%        5.76
Class B Shares ................    1,000.00    1,016.12      1.75%        8.75
Class C Shares ................    1,000.00    1,016.12      1.75%        8.75
--------------------------------------------------------------------------------
FUNDAMENTAL EQUITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,034.90      0.89%     $  4.49
Class A Shares ................    1,000.00    1,033.20      1.22%        6.15
Class C Shares ................    1,000.00    1,030.50      1.82%        9.16

HYPOTHETICAL 5% RETURN
Fiduciary Shares ..............   $1,000.00   $1,020.38      0.89%     $  4.46
Class A Shares ................    1,000.00    1,018.74      1.22%        6.11
Class C Shares ................    1,000.00    1,015.77      1.82%        9.10
--------------------------------------------------------------------------------
GENEVA MID CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,105.80      1.11%     $  5.80
Class A Shares ................    1,000.00    1,104.70      1.38%        7.20
Class B Shares ................    1,000.00    1,101.10      1.98%       10.31
Class C Shares ................    1,000.00    1,101.30      1.98%       10.32

HYPOTHETICAL 5% RETURN
Fiduciary Shares ..............   $1,000.00   $1,019.29      1.11%     $  5.56
Class A Shares ................    1,000.00    1,017.95      1.38%        6.90
Class B Shares ................    1,000.00    1,014.98      1.98%        9.89
Class C Shares ................    1,000.00    1,014.98      1.98%        9.89
--------------------------------------------------------------------------------
GENEVA SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,119.50      1.36%     $  7.15
Class A Shares ................    1,000.00    1,118.30      1.62%        8.51
Class C Shares ................    1,000.00    1,115.00      2.22%       11.64

HYPOTHETICAL 5% RETURN
Fiduciary Shares ..............   $1,000.00   $1,018.05      1.36%     $  6.80
Class A Shares ................    1,000.00    1,016.76      1.62%        8.10
Class C Shares ................    1,000.00    1,013.79      2.22%       11.08
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,012.80      1.44%     $  7.19
Class A Shares ................    1,000.00    1,012.80      1.60%        7.99
Class C Shares ................    1,000.00    1,009.70      2.28%       11.36
Class M Shares ................    1,000.00    1,014.40      1.28%        6.39

HYPOTHETICAL 5% RETURN
Fiduciary Shares ..............   $1,000.00   $1,017.65      1.44%     $  7.20
Class A Shares ................    1,000.00    1,016.86      1.60%        8.00
Class C Shares ................    1,000.00    1,013.49      2.28%       11.38
Class M Shares ................    1,000.00    1,018.45      1.28%        6.41

                                  BEGINNING     ENDING        NET      EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                   VALUE AT    VALUE AT     EXPENSE     DURING
                                    2/1/10     7/31/10      RATIOS      PERIOD*
--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,040.10      0.99%     $  5.01
Class A Shares ................    1,000.00    1,038.50      1.25%        6.32
Class B Shares ................    1,000.00    1,036.00      1.85%        9.34
Class C Shares ................    1,000.00    1,036.20      1.85%        9.34

HYPOTHETICAL 5% RETURN
Fiduciary Shares ..............   $1,000.00   $1,019.89      0.99%     $  4.96
Class A Shares ................    1,000.00    1,018.60      1.25%        6.26
Class B Shares ................    1,000.00    1,015.62      1.85%        9.25
Class C Shares ................    1,000.00    1,015.62      1.85%        9.25
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,029.20      0.97%     $  4.88
Class A Shares ................    1,000.00    1,027.80      1.23%        6.18
Class B Shares ................    1,000.00    1,024.80      1.83%        9.19
Class C Shares ................    1,000.00    1,024.90      1.83%        9.19

HYPOTHETICAL 5% RETURN
Fiduciary Shares ..............   $1,000.00   $1,019.98      0.97%     $  4.86
Class A Shares ................    1,000.00    1,018.70      1.23%        6.16
Class B Shares ................    1,000.00    1,015.72      1.83%        9.15
Class C Shares ................    1,000.00    1,015.72      1.83%        9.15
--------------------------------------------------------------------------------
NYSE ARCA TECH 100 INDEX FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,089.00      0.83%     $  4.30
Class A Shares ................    1,000.00    1,087.90      1.08%        5.59
Class B Shares ................    1,000.00    1,084.50      1.68%        8.68
Class C Shares ................    1,000.00    1,084.80      1.68%        8.68

HYPOTHETICAL 5% RETURN
Fiduciary Shares ..............   $1,000.00   $1,020.68      0.83%     $  4.16
Class A Shares ................    1,000.00    1,019.44      1.08%        5.41
Class B Shares ................    1,000.00    1,016.46      1.68%        8.40
Class C Shares ................    1,000.00    1,016.46      1.68%        8.40
--------------------------------------------------------------------------------
SMALL CAP ADVANTAGE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,111.60      1.30%     $  6.81
Class A Shares ................    1,000.00    1,109.70      1.60%        8.37
Class C Shares ................    1,000.00    1,106.60      2.20%       11.49

HYPOTHETICAL 5% RETURN
Fiduciary Shares ..............   $1,000.00   $1,018.35      1.30%     $  6.51
Class A Shares ................    1,000.00    1,016.86      1.60%        8.00
Class C Shares ................    1,000.00    1,013.88      2.20%       10.99
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,109.70      1.24%     $  6.49
Class A Shares ................    1,000.00    1,109.00      1.51%        7.90
Class B Shares ................    1,000.00    1,104.90      2.11%       11.01
Class C Shares ................    1,000.00    1,105.70      2.11%       11.02

HYPOTHETICAL 5% RETURN
Fiduciary Shares ..............   $1,000.00   $1,018.65      1.24%     $  6.21
Class A Shares ................    1,000.00    1,017.31      1.51%        7.55
Class B Shares ................    1,000.00    1,014.33      2.11%       10.54
Class C Shares ................    1,000.00    1,014.33      2.11%       10.54

                                                            HIGHMARK(R) FUNDS 51

DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONCLUDED)

                                  BEGINNING     ENDING        NET      EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                   VALUE AT    VALUE AT     EXPENSE     DURING
                                    2/1/10     7/31/10      RATIOS      PERIOD*
--------------------------------------------------------------------------------
VALUE MOMENTUM FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,018.30      1.00%     $  5.00
Class A Shares ................    1,000.00    1,016.80      1.25%        6.25
Class B Shares ................    1,000.00    1,013.60      1.85%        9.24
Class C Shares ................    1,000.00    1,013.80      1.85%        9.24

HYPOTHETICAL 5% RETURN
Fiduciary Shares ..............   $1,000.00   $1,019.84      1.00%     $  5.01
Class A Shares ................    1,000.00    1,018.60      1.25%        6.26
Class B Shares ................    1,000.00    1,015.62      1.85%        9.25
Class C Shares ................    1,000.00    1,015.62      1.85%        9.25
--------------------------------------------------------------------------------
CAPITAL GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,049.30      0.32%     $  1.63
Class A Shares ................    1,000.00    1,047.50      0.57%        2.89
Class C Shares ................    1,000.00    1,044.00      1.28%        6.49

HYPOTHETICAL 5% RETURN
Fiduciary Shares ..............   $1,000.00   $1,023.21      0.32%     $  1.61
Class A Shares ................    1,000.00    1,021.97      0.57%        2.86
Class C Shares ................    1,000.00    1,018.45      1.28%        6.41
--------------------------------------------------------------------------------
DIVERSIFIED EQUITY ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,050.40      0.33%     $  1.68
Class A Shares ................    1,000.00    1,049.30      0.57%        2.90
Class C Shares ................    1,000.00    1,046.00      1.27%        6.44

HYPOTHETICAL 5% RETURN
Fiduciary Shares ..............   $1,000.00   $1,023.16      0.33%     $  1.66
Class A Shares ................    1,000.00    1,021.97      0.57%        2.86
Class C Shares ................    1,000.00    1,018.50      1.27%        6.36
--------------------------------------------------------------------------------
GROWTH & INCOME ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,046.20      0.33%     $  1.67
Class A Shares ................    1,000.00    1,045.70      0.57%        2.89
Class C Shares ................    1,000.00    1,041.70      1.28%        6.48

HYPOTHETICAL 5% RETURN
Fiduciary Shares ..............   $1,000.00   $1,023.16      0.33%     $  1.66
Class A Shares ................    1,000.00    1,021.97      0.57%        2.86
Class C Shares ................    1,000.00    1,018.45      1.28%        6.41
--------------------------------------------------------------------------------
INCOME PLUS ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,039.40      0.33%     $  1.67
Class A Shares ................    1,000.00    1,038.10      0.57%        2.88
Class C Shares ................    1,000.00    1,034.90      1.28%        6.46

HYPOTHETICAL 5% RETURN
Fiduciary Shares ..............   $1,000.00   $1,023.16      0.33%     $  1.66
Class A Shares ................    1,000.00    1,021.97      0.57%        2.86
Class C Shares ................    1,000.00    1,018.45      1.28%        6.41

                                  BEGINNING     ENDING        NET      EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                   VALUE AT    VALUE AT     EXPENSE     DURING
                                    2/1/10     7/31/10      RATIOS      PERIOD*
--------------------------------------------------------------------------------
BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,049.10      0.78%     $  3.96
Class A Shares ................    1,000.00    1,048.60      1.03%        5.23
Class B Shares ................    1,000.00    1,044.20      1.71%        8.67
Class C Shares ................    1,000.00    1,045.70      1.46%        7.41

HYPOTHETICAL 5% RETURN
Fiduciary Shares ..............   $1,000.00   $1,020.93      0.78%     $  3.91
Class A Shares ................    1,000.00    1,019.69      1.03%        5.16
Class B Shares ................    1,000.00    1,016.31      1.71%        8.55
Class C Shares ................    1,000.00    1,017.55      1.46%        7.30
--------------------------------------------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,027.40      0.53%     $  2.66
Class A Shares ................    1,000.00    1,026.30      0.78%        3.92
Class B Shares ................    1,000.00    1,022.50      1.48%        7.42
Class C Shares ................    1,000.00    1,024.20      1.23%        6.17

HYPOTHETICAL 5% RETURN
Fiduciary Shares ..............   $1,000.00   $1,022.17      0.53%     $  2.66
Class A Shares ................    1,000.00    1,020.93      0.78%        3.91
Class B Shares ................    1,000.00    1,017.46      1.48%        7.40
Class C Shares ................    1,000.00    1,018.70      1.23%        6.16
--------------------------------------------------------------------------------
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,028.90      0.51%     $  2.57
Class A Shares ................    1,000.00    1,027.60      0.76%        3.82
Class C Shares ................    1,000.00    1,025.50      1.21%        6.08

HYPOTHETICAL 5% RETURN
Fiduciary Shares ..............   $1,000.00   $1,022.27      0.51%     $  2.56
Class A Shares ................    1,000.00    1,021.03      0.76%        3.81
Class C Shares ................    1,000.00    1,018.79      1.21%        6.06
--------------------------------------------------------------------------------
SHORT TERM BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,014.20      0.66%     $  3.30
Class A Shares ................    1,000.00    1,012.80      0.94%        4.69
Class C Shares ................    1,000.00    1,011.40      1.39%        6.93

HYPOTHETICAL 5% RETURN
Fiduciary Shares ..............   $1,000.00   $1,021.52      0.66%     $  3.31
Class A Shares ................    1,000.00    1,020.13      0.94%        4.71
Class C Shares ................    1,000.00    1,017.90      1.39%        6.95
--------------------------------------------------------------------------------
WISCONSIN TAX-EXEMPT FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares ................   $1,000.00   $1,034.00      0.90%     $  4.54
Class B Shares ................    1,000.00    1,029.50      1.60%        8.05
Class C Shares ................    1,000.00    1,030.90      1.35%        6.80

HYPOTHETICAL 5% RETURN
Class A Shares ................   $1,000.00   $1,020.33      0.90%     $  4.51
Class B Shares ................    1,000.00    1,016.86      1.60%        8.00
Class C Shares ................    1,000.00    1,018.10      1.35%        6.76

--------------------
* Expenses are equal to each Fund's net annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

52 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2010

BALANCED FUND

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 65.1%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 5.9%
      Carnival                                              3,725   $    129,183
      International Game Technology                         3,760         57,302
      Kohl's *                                              5,007        238,784
      Las Vegas Sands *                                     7,980        214,343
      NIKE, Cl B                                            2,210        162,744
      Nordstrom                                             3,210        109,140
      Staples                                               6,525        132,653
      Starwood Hotels & Resorts Worldwide                   2,890        140,021
      Tiffany & Co.                                         2,290         96,340
      Yum! Brands                                           3,300        136,290
                                                                    ------------
                                                                       1,416,800
                                                                    ------------
   CONSUMER STAPLES - 8.4%
      Altria Group                                          9,600        212,736
      Anheuser-Busch InBev NV, SP ADR                       1,790         94,977
      Avon Products                                         3,880        120,784
      CVS Caremark                                         10,095        309,816
      Kellogg                                               3,095        154,905
      Mead Johnson Nutrition                                1,750         92,995
      Philip Morris International                           6,330        323,083
      Procter & Gamble                                      6,005        367,266
      Wal-Mart Stores                                       6,985        357,562
                                                                    ------------
                                                                       2,034,124
                                                                    ------------
   ENERGY - 10.2%
      BG Group PLC, SP ADR                                  2,650        214,518
      Cameron International *                               5,095        201,711
      EOG Resources                                         1,540        150,150
      Exxon Mobil                                           7,005        418,072
      Occidental Petroleum                                  5,240        408,353
      QEP Resources *                                       6,260        215,469
      Schlumberger                                          3,790        226,111
      Suncor Energy (Canada)                               12,440        409,898
      Tenaris, ADR                                          3,680        147,384
      Ultra Petroleum *                                     1,530         64,826
                                                                    ------------
                                                                       2,456,492
                                                                    ------------
   FINANCIALS - 7.1%
      Goldman Sachs Group                                   2,805        423,050
      Greenhill & Co.                                       1,225         83,361
      Hanover Insurance Group                               8,420        369,049
      JPMorgan Chase                                       10,620        427,774
      Wells Fargo                                          15,100        418,723
                                                                    ------------
                                                                       1,721,957
                                                                    ------------
   HEALTH CARE - 5.3%
      Gilead Sciences *                                     7,770        258,896
      Johnson & Johnson                                     4,695        272,733
      Merck                                                 6,760        232,950
      Pfizer                                               20,817        312,255
      Zimmer Holdings *                                     3,780        200,302
                                                                    ------------
                                                                       1,277,136
                                                                    ------------

--------------------------------------------------------------------------------
Description                                            Shares/Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - 8.4%
      3M                                                    2,730   $    233,524
      Danaher                                              18,670        717,115
      Deere                                                 3,235        215,710
      Donaldson                                             5,250        249,218
      Emerson Electric                                      2,180        107,997
      General Electric                                      6,100         98,332
      Rockwell Collins                                      4,260        243,502
      Stericycle *                                          2,780        175,140
                                                                    ------------
                                                                       2,040,538
                                                                    ------------
   INFORMATION TECHNOLOGY - 13.8%
      Accenture, Cl A                                       2,380         94,343
      Analog Devices                                        5,800        172,318
      Apple *                                               1,530        393,593
      Autodesk *                                            3,620        106,935
      Broadcom, Cl A                                        5,490        197,805
      Cisco Systems *                                      19,905        459,208
      Citrix Systems *                                      3,945        217,054
      EMC *                                                 5,510        109,043
      Google, Cl A *                                          830        402,426
      Intel                                                17,515        360,809
      Linear Technology                                     5,975        190,483
      Microsoft                                             8,590        221,708
      Oracle                                               13,680        323,395
      QUALCOMM                                              2,640        100,531
                                                                    ------------
                                                                       3,349,651
                                                                    ------------
   MATERIALS - 4.4%
      Ecolab                                                7,710        377,096
      Praxair                                               7,120        618,158
      Weyerhaeuser                                          4,160         67,475
                                                                    ------------
                                                                       1,062,729
                                                                    ------------
   UTILITIES - 1.6%
      Exelon                                                2,315         96,836
      ITC Holdings                                          1,765        100,146
      Questar                                               6,460        106,267
      Wisconsin Energy                                      1,545         83,863
                                                                    ------------
                                                                         387,112
                                                                    ------------
      TOTAL COMMON STOCK
         (Cost $13,005,723)
                                                                      15,746,539
                                                                    ------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 14.1%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 2.1%
      Comcast
         5.700%, 07/01/19                            $    150,000        167,671
      Macy's Retail Holdings
         5.875%, 01/15/13                                  50,000         52,000

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 53

SCHEDULE OF INVESTMENTS
JULY 31, 2010

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY (continued)
      Staples
         9.750%, 01/15/14                            $     50,000   $     61,596
      Time Warner Entertainment
         8.375%, 03/15/23                                 175,000        226,543
                                                                    ------------
                                                                         507,810
                                                                    ------------
   CONSUMER STAPLES - 0.4%
      Kroger
         5.500%, 02/01/13                                  90,000         98,231
                                                                    ------------
   ENERGY - 2.2%
      Colorado Interstate Gas
         6.800%, 11/15/15                                 112,000        130,569
      ConocoPhillips
         5.750%, 02/01/19                                 100,000        116,325
      Energy Transfer Partners
         9.700%, 03/15/19                                 100,000        125,851
      Enterprise Products Operating
         5.200%, 09/01/20                                 150,000        160,691
                                                                    ------------
                                                                         533,436
                                                                    ------------
   FINANCIALS - 4.0%
      Bank of America, MTN
         5.650%, 05/01/18                                 100,000        104,682
      GE Global Insurance
         7.750%, 06/15/30                                 200,000        224,839
      JPMorgan Chase
         3.125%, 12/01/11                                 100,000        103,444
      JPMorgan Chase Bank
         6.000%, 10/01/17                                 125,000        140,489
      Lehman Brothers Holdings, MTN (A)
         5.625%, 01/24/13                                 125,000         27,031
      Morgan Stanley
         6.750%, 04/15/11                                 100,000        103,983
      Wachovia Capital Trust I
         7.640%, 01/15/27                                 100,000         98,189
      Wells Fargo
         3.000%, 12/09/11                                 150,000        155,158
                                                                    ------------
                                                                         957,815
                                                                    ------------
   HEALTH CARE - 1.3%
      Boston Scientific
         6.000%, 01/15/20                                  50,000         51,784
      HCA
         7.875%, 02/01/11                                  40,000         40,500
      UnitedHealth Group
         5.250%, 03/15/11                                 150,000        153,628
      Wellpoint
         6.000%, 02/15/14                                  58,000         65,705
                                                                    ------------
                                                                         311,617
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   INDUSTRIAL - 0.9%
      General Electric
         5.000%, 02/01/13                            $    150,000   $    162,497
      L-3 Communications
         5.875%, 01/15/15                                  50,000         51,000
                                                                    ------------
                                                                         213,497
                                                                    ------------
   INFORMATION TECHNOLOGY - 0.5%
      International Business Machines
         6.500%, 01/15/28                                 100,000        120,463
                                                                    ------------
   MATERIALS - 0.7%
      Rio Tinto Finance USA
         6.500%, 07/15/18                                 100,000        116,600
      Teck Resources
         10.250%, 05/15/16                                 50,000         60,500
                                                                    ------------
                                                                         177,100
                                                                    ------------
   TELECOMMUNICATION SERVICES - 0.6%
      Verizon Maryland Inc.
         8.000%, 10/15/29                                  75,000         85,637
      New England Telephone & Telegraph
         7.875%, 11/15/29                                  50,000         58,237
                                                                    ------------
                                                                         143,874
                                                                    ------------
   UTILITIES - 1.4%
      Duke Energy
         6.300%, 02/01/14                                 100,000        113,718
      MidAmerican Energy Holdings
         5.750%, 04/01/18                                 100,000        113,865
      Virginia Electric & Power, Ser A
         4.750%, 03/01/13                                 100,000        108,509
                                                                    ------------
                                                                         336,092
                                                                    ------------
      TOTAL CORPORATE OBLIGATIONS
         (Cost $3,287,416)                                             3,399,935
                                                                    ------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 4.9%
--------------------------------------------------------------------------------
      FHLMC Gold
         6.000%, 09/01/17                                  58,961         64,229
         5.000%, 10/01/20                                  26,984         29,003
         4.500%, 03/01/18                                  24,287         25,800
         4.500%, 05/01/19                                  35,486         37,997
      FNMA
         8.000%, 05/01/25                                  10,819         12,540
         7.000%, 07/01/26                                  16,040         18,165
         7.000%, 12/01/27                                  14,513         16,452
         6.500%, 05/01/14                                  22,184         24,110
         6.500%, 01/01/28                                  15,823         17,512
         6.500%, 05/01/29                                  11,095         12,397
         6.000%, 02/01/17                                  64,394         70,047
         6.000%, 03/01/28                                  18,638         20,671

        The accompanying notes are an integral part of the financial statements.

54 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2010

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
      FNMA (continued)
         6.000%, 05/01/28                            $      7,698   $      8,538
         5.500%, 12/01/17                                  65,516         70,966
         5.000%, 12/01/17                                  19,905         21,410
         5.000%, 04/01/18                                 109,290        117,550
         5.000%, 11/01/18                                   9,829         10,572
         4.500%, 02/01/19                                  85,781         91,878
         4.500%, 05/01/19                                 208,828        223,737
         4.500%, 06/01/19                                  28,325         30,347
         4.000%, 09/01/18                                  20,210         21,480
      FNMA, CMO REMIC Ser 2003-25, Cl CD
         3.500%, 03/25/17                                  59,453         60,385
      GNMA
         7.000%, 02/15/26                                  16,725         19,182
         7.000%, 10/15/27                                  16,290         18,703
         7.000%, 03/15/29                                  18,269         20,990
         6.500%, 05/15/28                                  17,416         19,653
         6.500%, 01/15/29                                  28,248         31,806
         6.000%, 04/15/29                                  48,541         53,929
                                                                    ------------
      TOTAL U.S. GOVERNMENT AGENCY
         MORTGAGE-BACKED OBLIGATIONS
         (Cost $1,078,993)                                             1,170,049
                                                                    ------------

--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - 4.5%
--------------------------------------------------------------------------------
      Chase Mortgage Finance,
         Ser 2004-S1, CI A3
         5.500%, 02/25/19                                 101,256        104,898
      Citicorp Mortgage Securities,
         Ser 2003-10, Cl A1
         4.500%, 11/25/18                                 129,592        133,735
      CS First Boston Mortgage Securities,
         Ser 2005-C1, Cl A4
         5.014%, 02/15/38                                 150,000        158,464
      Lehman Mortgage Trust,
         Ser 2007-8, Cl 1A1
         6.000%, 09/25/37                                 227,297        186,278
      Merrill Lynch Mortgage Trust,
         Ser 2002-MW1, CI A3
         5.403%, 07/12/34                                  49,948         50,909
      Morgan Stanley Capital I,
         Ser 2003-T11, Cl A4
         5.150%, 06/13/41                                 100,000        107,289
      Wells Fargo Mortgage Backed
         Securities Trust,
         Ser 2004-2, Cl A1
         5.000%, 01/25/19                                 132,842        136,865
      Wells Fargo Mortgage Backed
         Securities Trust, Ser 2003-M, Cl A1 (B)
         4.675%, 12/25/33                                  39,056         39,470

--------------------------------------------------------------------------------
Description                                            Par/Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
      Wells Fargo Mortgage Backed
         Securities Trust, Ser 2007-7, Cl A1
         6.000%, 06/25/37                            $    201,980   $    178,274
                                                                    ------------
      TOTAL MORTGAGE-BACKED SECURITIES
         (Cost $1,128,868)                                             1,096,182
                                                                    ------------

--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATION - 1.3%
--------------------------------------------------------------------------------
      U.S. Treasury Note
         3.000%, 09/30/16                                 300,000        316,031
                                                                    ------------
      TOTAL U.S. TREASURY OBLIGATION
         (Cost $298,128)                                                 316,031
                                                                    ------------

--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 0.9%
--------------------------------------------------------------------------------
      Centerpoint Energy Transition Bond,
         Ser 2001-1, Cl A4
         5.630%, 09/15/15                                  76,862         83,252
      TXU Electric Delivery Transition Bond,
         Ser 2004-1, Cl A3
         5.290%, 05/15/18                                 120,000        137,460
                                                                    ------------
      TOTAL ASSET-BACKED SECURITIES
         (Cost $200,174)                                                 220,712
                                                                    ------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 0.6%
--------------------------------------------------------------------------------
      Financial Select Sector SPDR ETF                      8,910        131,066
                                                                    ------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $85,036)                                                  131,066
                                                                    ------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 7.2%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.200%, dated 07/30/10, matures on
         08/02/10, repurchase price $1,752,361
         (collateralized by a U.S. Treasury Note
         obligation, par value $1,770,000,
         1.125%, 12/15/12, total market
         value $1,789,051)                           $  1,752,332      1,752,332
                                                                    ------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $1,752,332)                                             1,752,332
                                                                    ------------
   TOTAL INVESTMENTS - 98.6%
      (Cost $20,836,670)                                              23,832,846
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 1.4%                                340,707
                                                                    ------------
   NET ASSETS - 100.0%                                              $ 24,173,553
                                                                    ============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 55

SCHEDULE OF INVESTMENTS
JULY 31, 2010

BALANCED FUND (CONCLUDED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(A) THE ISSUER IS IN DEFAULT OF CERTAIN DEBT COVENANTS. INCOME IS NOT BEING ACCRUED. AS OF JULY 31, 2010, THE VALUE OF THESE SECURITIES AMOUNTED TO $27,031, WHICH REPRESENTS 0.1 OF NET ASSETS.

(B)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2010.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
CMO    - COLLATERALIZED MORTGAGE OBLIGATION
ETF    - EXCHANGE TRADED FUND
FHLMC  - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA   - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA   - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN    - MEDIUM TERM NOTE
PLC    - PUBLIC LIABILITY COMPANY
REMIC  - REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER    - SERIES
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT
SPDR   - STANDARD & POOR'S DEPOSITARY RECEIPTS

A summary of the inputs used to value the Fund's net assets as of July 31, 2010 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                            LEVEL 2       LEVEL 3
                                                            TOTAL FAIR       LEVEL 1      SIGNIFICANT   SIGNIFICANT
                                                             VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                             07/31/10        PRICE          INPUTS         INPUTS
                                                           ------------   ------------   ------------   ------------
   Common Stock *                                          $ 15,746,539   $ 15,746,539   $         --   $         --
   Corporate Obligations                                      3,399,935             --      3,399,935             --
   U.S. Government Agency Mortgage-Backed Obligations         1,170,049             --      1,170,049             --
   Mortgage-Backed Securities                                 1,096,182             --      1,096,182             --
   U.S. Treasury Obligation                                     316,031             --        316,031             --
   Asset-Backed Securities                                      220,712             --        220,712             --
   Registered Investment Company                                131,066        131,066             --             --
   Repurchase Agreement                                       1,752,332             --      1,752,332             --
                                                           ------------   ------------   ------------   ------------
Total:                                                     $ 23,832,846   $ 15,877,605   $  7,955,241   $         --
                                                           ============   ============   ============   ============

*     See schedule of investments detail for industry breakout.

        The accompanying notes are an integral part of the financial statements.

56 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2010

COGNITIVE VALUE FUND

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 97.3%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 13.9%
      American Greetings, Cl A                             18,000   $    368,820
      Big Lots *                                           11,500        394,565
      Brown Shoe                                           20,500        299,710
      Career Education *                                   12,700        310,261
      Carter's *                                           14,400        349,056
      Cato, Cl A                                           29,800        693,744
      Citi Trends *                                         1,100         34,529
      Cooper Tire & Rubber                                 19,200        414,912
      Core-Mark Holding *                                   4,800        146,496
      Corinthian Colleges *                                13,400        121,940
      Dex One *                                            12,500        226,500
      DSW, Cl A *                                          12,800        340,608
      Emerson Radio                                        49,300        110,925
      Finish Line, Cl A                                    40,300        576,693
      Full House Resorts *                                107,800        342,804
      Hallwood Group *                                     10,200        328,440
      Hawk, Cl A *                                          9,500        277,685
      Helen of Troy * ++                                   10,900        261,164
      Jo-Ann Stores *                                      14,300        599,027
      Lifetime Brands *                                    23,300        342,277
      Lincoln Educational Services *                       23,100        487,179
      Live Nation Entertainment *                               2             18
      McCormick & Schmick's
         Seafood Restaurants *                             30,300        239,673
      Motorcar Parts of America *                          33,800        225,784
      RG Barry                                             39,700        470,445
      Ruth's Hospitality Group *                           89,300        360,772
      Scholastic                                           12,400        314,092
      Shoe Carnival *                                       7,000        147,350
      Signet Jewelers * ++                                  6,100        181,597
      Skechers U.S.A., Cl A *                               6,700        248,503
      Sturm Ruger & Co                                     31,100        435,400
      TRW Automotive Holdings *                             8,600        301,774
      Tuesday Morning *                                    25,200        109,872
      VCG Holding *                                        82,100        164,200
                                                                    ------------
                                                                      10,226,815
                                                                    ------------
   CONSUMER STAPLES - 4.0%
      Andersons                                            18,600        639,282
      B&G Foods, Cl A                                      16,200        185,814
      Central Garden & Pet *                               14,400        149,904
      Del Monte Foods                                      36,200        502,456
      John B. Sanfilippo & Son *                           13,500        189,540
      Lancaster Colony                                      8,300        430,936
      Nash Finch                                            3,700        145,484
      Nutraceutical International *                        26,000        409,500
      Weis Markets                                          7,900        283,215
                                                                    ------------
                                                                       2,936,131
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   ENERGY - 5.6%
      Adams Resources & Energy                             13,000   $    273,000
      Complete Production Services *                       17,800        342,650
      Contango Oil & Gas *                                 13,400        587,456
      Newpark Resources *                                  76,600        612,034
      Oil States International *                           16,500        758,010
      OMNI Energy Services *                               84,400        227,036
      PrimeEnergy *                                        12,000        218,880
      SM Energy                                             7,400        306,508
      TETRA Technologies *                                 19,600        204,232
      TGC Industries *                                     54,500        185,300
      TransGlobe Energy *                                  60,000        452,400
                                                                    ------------
                                                                       4,167,506
                                                                    ------------
   FINANCIALS - 21.4%
      1st Source                                           34,100        627,099
      Advance America Cash Advance Centers                 56,090        220,995
      Agree Realty REIT                                    14,400        332,640
      Alliance Financial                                   21,100        629,624
      Allied World Assurance Company Holdings ++           14,000        697,480
      Alterra Capital Holdings ++                          34,600        669,510
      American Equity Investment Life Holding              30,100        325,080
      American Safety Insurance Holdings *                  8,300        136,950
      AmTrust Financial Services                           17,200        220,676
      Ashford Hospitality Trust REIT *                     31,800        279,522
      B of I Holding *                                     10,580        165,260
      Bar Harbor Bankshares                                 5,600        150,080
      Cash America International                            9,800        328,300
      CNA Surety *                                         15,200        262,200
      Compass Diversified Holdings                         43,400        654,038
      Dime Community Bancshares                            44,600        584,260
      Endurance Specialty Holdings ++                      17,300        667,607
      Financial Institutions                               37,400        709,478
      Flagstone Reinsurance Holdings ++                    49,200        543,168
      Flushing Financial                                   11,500        143,405
      LTC Properties REIT                                  29,000        714,850
      Medical Properties Trust REIT                        33,200        330,008
      Merchants Bancshares                                 19,477        464,526
      MFA Financial REIT                                   29,600        217,264
      Mission West Properties REIT                         21,740        153,484
      Montpelier Re Holdings ++                            26,100        424,386
      Nelnet, Cl A                                         12,600        254,016
      New Hampshire Thrift Bancshares                      22,500        227,475
      One Liberty Properties REIT                          10,716        166,741
      Orrstown Financial Services                           7,992        183,017
      PS Business Parks REIT                               12,400        720,068
      Republic Bancorp, Cl A                               30,500        755,790
      Southside Bancshares                                 31,973        606,208
      Tompkins Financial                                    1,140         47,595
      Trustmark                                             6,400        140,800
      United Security Bancshares                           22,000        197,560
      Unitrin                                              24,300        675,297
      Urstadt Biddle Properties, Cl A REIT                 14,300        254,969

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 57

SCHEDULE OF INVESTMENTS
JULY 31, 2010

COGNITIVE VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      WesBanco                                             27,500   $    477,125
      World Acceptance *                                    9,800        406,014
                                                                    ------------
                                                                      15,764,565
                                                                    ------------
   HEALTH CARE - 6.6%
      Continucare *                                        65,500        249,555
      Coventry Health Care *                               27,000        535,410
      Five Star Quality Care *                             46,200        168,630
      Health Net *                                         21,400        503,970
      Healthspring *                                       47,400        891,120
      Hi-Tech Pharmacal *                                   6,300        110,754
      Medicis Pharmaceutical, Cl A                         11,200        283,920
      MedQuist                                             69,600        601,344
      Metropolitan Health Networks *                       58,100        220,199
      Par Pharmaceutical *                                 23,800        628,320
      Universal American Financial *                       39,400        659,556
                                                                    ------------
                                                                       4,852,778
                                                                    ------------
   INDUSTRIAL - 20.1%
      AeroCentury *                                        18,000        359,640
      Applied Industrial Technologies                      27,900        781,200
      Atlas Air Worldwide Holdings *                        6,200        362,576
      AZZ                                                   3,700        161,061
      Carlisle Cos                                         19,900        670,232
      Consolidated Graphics *                              13,100        562,907
      Courier                                              23,500        374,355
      Crane                                                 1,000         35,540
      Dolan *                                              19,800        231,462
      Ecology and Environment, Cl A                        30,100        358,491
      Ennis                                                37,900        641,268
      EnPro Industries *                                   24,600        736,770
      Espey Manufacturing & Electronics                     7,700        146,300
      Fly Leasing, ADR                                     39,400        460,980
      Global Ship Lease, Cl A * ++                         69,100        167,222
      Great Lakes Dredge & Dock                            58,200        325,920
      Hubbell, Cl B                                        18,200        858,858
      Lawson Products                                       7,581        135,018
      LMI Aerospace *                                       5,000         86,100
      M&F Worldwide *                                      27,000        760,860
      Miller Industries                                    18,800        251,356
      NACCO Industries, Cl A                                8,700        774,648
      National Technical Systems                           12,800        108,800
      Paragon Shipping, Cl A ++                            63,200        262,280
      Pinnacle Airlines *                                  32,200        178,710
      Quanex Building Products                             12,300        216,357
      R.R. Donnelley & Sons                                40,300        679,861
      RCM Technologies *                                   16,576         85,035
      SIFCO Industries                                     31,100        318,775
      Sparton *                                            99,100        564,870
      Standex International                                27,600        828,552

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      TAL International Group                              22,700   $    611,538
      Technology Research                                 106,332        549,736
      Timken                                               25,300        850,586
      Todd Shipyards                                       20,000        304,000
                                                                    ------------
                                                                      14,801,864
                                                                    ------------
   INFORMATION TECHNOLOGY - 13.6%
      Alliance Fiber Optic Products                        58,300        105,523
      AudioCodes * ++                                      69,000        203,550
      AXT *                                                73,000        429,970
      Brightpoint *                                        34,000        269,280
      CDC Software, ADR *                                  44,000        307,560
      Communications Systems                               25,100        257,526
      CSG Systems International *                          25,100        473,386
      DDi                                                  49,000        443,940
      Digimarc *                                           13,000        268,580
      EarthLink                                            24,900        219,867
      Ingram Micro, Cl A *                                 22,400        370,272
      Insight Enterprises *                                50,300        732,871
      Integrated Silicon Solution *                        39,900        343,140
      Lattice Semiconductor *                              92,600        514,856
      ManTech International, Cl A *                        19,300        765,245
      Micrel                                               19,600        190,512
      Net 1 UEPS Technologies * ++                         21,300        309,915
      OPNET Technologies                                   12,300        187,452
      Power-One *                                          41,800        519,574
      RF Micro Devices *                                   37,700        157,209
      Richardson Electronics                               56,500        539,575
      Rimage *                                             14,600        246,448
      Saba Software *                                      36,400        178,724
      Silicon Laboratories *                                4,200        168,210
      Spreadtrum Communications, ADR *                     22,300        206,944
      Tech Data *                                           9,100        359,996
      Tessco Technologies                                  46,350        654,462
      Ultra Clean Holdings *                               34,200        370,386
      Unica *                                              25,800        230,136
                                                                    ------------
                                                                      10,025,109
                                                                    ------------
   MATERIALS - 6.7%
      Arch Chemicals                                       12,300        421,521
      Boise *                                              64,300        385,157
      Buckeye Technologies *                               13,400        152,090
      Domtar ++                                            11,600        678,600
      Innophos Holdings                                    20,700        606,717
      KapStone Paper and Packaging *                       49,900        570,856
      Kraton Performance Polymers *                         8,900        208,794
      Minerals Technologies                                 6,400        333,888
      Neenah Paper                                         19,100        342,654
      PolyOne *                                            43,200        445,392
      Quaker Chemical                                      18,600        655,836
      Stepan                                                2,600        171,626
                                                                    ------------
                                                                       4,973,131
                                                                    ------------

        The accompanying notes are an integral part of the financial statements.

58 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2010

COGNITIVE VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   TELECOMMUNICATION SERVICES - 0.7%
      Telecom of New Zealand, SP ADR                       19,800  $     142,956
      USA Mobility                                         26,500        392,995
                                                                    ------------
                                                                         535,951
                                                                    ------------
   UTILITIES - 4.7%
      DPL                                                  18,200        460,642
      Gas Natural                                          26,200        307,064
      NiSource                                             21,300        351,450
      Pinnacle West Capital                                 9,100        346,619
      TECO Energy                                          18,200        297,388
      UGI                                                  32,800        884,288
      Unisource Energy                                     26,700        861,876
                                                                    ------------
                                                                       3,509,327
                                                                    ------------
      TOTAL COMMON STOCK
        (Cost $65,130,594)                                            71,793,177
                                                                    ------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 1.2%
--------------------------------------------------------------------------------
      iShares Russell 2000 Value Index Fund ETF             5,000        303,800
      iShares S&P SmallCap 600 Value
         Index Fund ETF                                     5,000        305,250
      Rydex S&P SmallCap 600 Pure Value ETF                 8,200        267,894
                                                                    ------------
      TOTAL REGISTERED INVESTMENT COMPANIES
        (Cost $794,874)                                                  876,944
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 2.0%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.200%, dated 07/30/10, matures on
         08/02/10, repurchase price $1,493,032
         (collateralized by a U.S. Treasury Note
         obligation, par value $1,510,000,
         1.125%, 12/15/12, total market
         value $1,526,253)                            $ 1,493,007   $  1,493,007
                                                                    ------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $1,493,007)                                             1,493,007
                                                                    ------------
   TOTAL INVESTMENTS - 100.5%
      (Cost $67,418,475)                                              74,163,128
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - (0.5)%                             (367,916)
                                                                    ------------
   NET ASSETS - 100.0%                                              $ 73,795,212
                                                                    ============

--------------------------------------------------------------------------------
*      NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
ETF    - EXCHANGE TRADED FUND
REIT   - REAL ESTATE INVESTMENT TRUST
S&P    - STANDARD & POOR'S
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

A summary of the inputs used to value the Fund's net assets as of July 31, 2010 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                            LEVEL 2       LEVEL 3
                                                            TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                                             VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                             07/31/10         PRICE         INPUTS         INPUTS
                                                           ------------   ------------   ------------   ------------
   Common Stock *                                          $ 71,793,177   $ 71,793,177   $         --   $         --
   Registered Investment Companies                              876,944        876,944             --             --
   Repurchase Agreement                                       1,493,007             --      1,493,007             --
                                                           ------------   ------------   ------------   ------------
Total:                                                     $ 74,163,128   $ 72,670,121   $  1,493,007   $         --
                                                           ============   ============   ============   ============

*     See schedule of investments detail for industry breakout.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 59

SCHEDULE OF INVESTMENTS
JULY 31, 2010

CORE EQUITY FUND

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 97.5%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 8.8%
      Comcast, Cl A                                        26,839  $     522,555
      Harman International Industries *                     5,500        167,255
      Home Depot                                           33,695        960,644
      Liberty Capital, Cl A *                               7,800        363,792
      Macy's                                               38,900        725,485
      McDonald's                                            6,500        453,245
      News, Cl A                                           86,400      1,127,520
      Starbucks                                             6,800        168,980
      Target                                                7,200        369,504
      Wynn Resorts                                          3,500        306,880
                                                                    ------------
                                                                       5,165,860
                                                                    ------------
   CONSUMER STAPLES - 12.9%
      Coca-Cola                                            36,500      2,011,515
      Colgate-Palmolive                                     8,400        663,432
      Hansen Natural *                                      4,500        188,505
      JM Smucker                                            4,300        264,149
      Kimberly-Clark                                       10,905        699,229
      Procter & Gamble                                     26,400      1,614,624
      Reynolds American                                    14,500        838,390
      Wal-Mart Stores                                      26,100      1,336,059
                                                                    ------------
                                                                       7,615,903
                                                                    ------------
   ENERGY - 9.4%
      Chevron                                              20,000      1,524,200
      Cimarex Energy                                        5,300        365,011
      ConocoPhillips                                       31,130      1,718,999
      EXCO Resources                                       11,700        169,767
      Exxon Mobil                                           7,100        423,728
      Forest Oil *                                          5,900        168,681
      Hess                                                  2,800        150,052
      Nabors Industries * ++                               36,022        663,165
      Occidental Petroleum                                  3,300        257,169
      Valero Energy                                         8,000        135,920
                                                                    ------------
                                                                       5,576,692
                                                                    ------------
   FINANCIALS - 15.5%
      American Express                                     18,900        843,696
      Comerica                                              6,500        249,340
      Discover Financial Services                          77,700      1,186,479
      Duke Realty REIT                                     62,300        745,108
      Fifth Third Bancorp                                  32,700        415,617
      Franklin Resources                                    2,400        241,392
      Goldman Sachs Group                                   5,010        755,608
      JPMorgan Chase                                       39,720      1,599,922
      Mack-Cali Realty REIT                                 6,900        222,318
      Progressive                                          27,800        545,992
      Prudential Financial                                  4,000        229,160
      State Street                                         11,700        455,364

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      TFS Financial                                        25,600   $    318,976
      Wells Fargo                                          49,100      1,361,543
                                                                    ------------
                                                                       9,170,515
                                                                    ------------
   HEALTH CARE - 10.5%
      Allergan                                             12,100        738,826
      Amgen *                                              24,200      1,319,626
      Baxter International                                  3,300        144,441
      Johnson & Johnson                                    15,900        923,631
      Pfizer                                               68,509      1,027,635
      United Therapeutics *                                 6,200        303,118
      UnitedHealth Group                                   31,400        956,130
      Zimmer Holdings *                                    14,864        787,643
                                                                    ------------
                                                                       6,201,050
                                                                    ------------
   INDUSTRIAL - 12.3%
      3M                                                    9,700        829,738
      Caterpillar                                           5,200        362,700
      Cooper Industries, Cl A ++                            8,500        383,775
      Crane                                                 4,700        167,038
      Deere                                                 2,400        160,032
      Dun & Bradstreet                                      6,700        458,012
      Eaton                                                 6,400        502,144
      General Electric                                    103,655      1,670,919
      Joy Global                                            2,600        154,362
      Oshkosh *                                             7,700        264,726
      Rockwell Automation                                   6,400        346,560
      Shaw Group *                                         10,900        349,236
      United Parcel Service, Cl B                          25,200      1,638,000
                                                                    ------------
                                                                       7,287,242
                                                                    ------------
   INFORMATION TECHNOLOGY - 19.9%
      Advanced Micro Devices *                             52,400        392,476
      Amdocs * ++                                           9,600        262,368
      Apple *                                               4,100      1,054,725
      AVX                                                  22,984        323,615
      Cisco Systems *                                      33,800        779,766
      Computer Sciences                                     3,200        145,056
      Corning                                              13,100        237,372
      eBay *                                               30,400        635,664
      Hewlett-Packard                                      26,600      1,224,664
      IAC/InterActiveCorp *                                55,700      1,392,500
      Intel                                                51,980      1,070,788
      International Business Machines                      13,800      1,771,920
      Microsoft                                            39,925      1,030,464
      Motorola *                                           20,800        155,792
      QUALCOMM                                             10,300        392,224

        The accompanying notes are an integral part of the financial statements.

60 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2010

CORE EQUITY FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      SanDisk *                                             8,400   $    367,080
      Symantec *                                           24,209        313,991
      Yahoo! *                                             13,500        187,380
                                                                    ------------
                                                                      11,737,845
                                                                    ------------
   MATERIALS - 3.4%
      EI Du Pont de Nemours                                25,500      1,037,085
      Freeport-McMoRan Copper & Gold                        2,300        164,542
      International Flavors & Fragrances                    8,300        376,654
      Temple-Inland                                         8,400        168,504
      Walter Energy                                         3,800        270,940
                                                                    ------------
                                                                       2,017,725
                                                                    ------------
   TELECOMMUNICATION SERVICES - 2.5%
      AT&T                                                 12,000        311,280
      US Cellular *                                         3,682        173,164
      Verizon Communications                               33,600        976,416
                                                                    ------------
                                                                       1,460,860
                                                                    ------------
   UTILITIES - 2.3%
      AGL Resources                                         9,700        368,600
      MDU Resources Group                                  51,300      1,013,175
                                                                    ------------
                                                                       1,381,775
                                                                    ------------
      TOTAL COMMON STOCK
         (Cost $59,542,220)                                           57,615,467
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                   Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 2.3%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.200%, dated 07/30/10, matures on
         08/02/10, repurchase price $1,386,301
         (collateralized by a U.S. Treasury Note
         obligation, par value $1,400,000,
         1.125%, 12/15/12, total market
         value $1,415,069)                           $  1,386,278   $  1,386,278
                                                                    ------------
      TOTAL REPURCHASE AGREEMENT
        (Cost $1,386,278)                                              1,386,278
                                                                    ------------
   TOTAL INVESTMENTS - 99.8%
      (Cost $60,928,498)                                              59,001,745
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 0.2%                                123,900
                                                                    ------------
   NET ASSETS - 100.0%                                              $ 59,125,645
                                                                    ============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

CL    - CLASS
REIT  - REAL ESTATE INVESTMENT TRUST
S&P   - STANDARD & POOR'S

FUTURES - A SUMMARY OF THE OPEN FUTURES CONTRACTS HELD BY THE FUND AT JULY 31, 2010 ARE AS FOLLOWS:

 LONG FUTURES      NUMBER OF       EXPIRATION                         UNREALIZED
 OUTSTANDING       CONTRACTS          DATE          COUNTERPARTY     APPRECIATION*
----------------------------------------------------------------------------------
S&P 500 E-mini        26         September 2010          GSC            $26,784

*     The primary risk exposure is equity contracts.

A summary of the inputs used to value the Fund's net assets as of July 31, 2010 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                   LEVEL 2        LEVEL 3
                                    TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                     VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                     07/31/10         PRICE         INPUTS        INPUTS
                                   ------------   ------------   -----------   ------------
   Common Stock *                  $ 57,615,467   $ 57,615,467   $        --   $         --
   Repurchase Agreement               1,386,278             --     1,386,278             --
   Derivatives (1)
      Equity Contracts                   26,784         26,784            --             --
                                   ------------   ------------   -----------   ------------
Total:                             $ 59,028,529   $ 57,642,251   $ 1,386,278   $         --
                                   ============   ============   ===========   ============

*     See schedule of investments detail for industry breakout.

(1)   Investments in derivatives include futures contracts.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 61

SCHEDULE OF INVESTMENTS
JULY 31, 2010

ENHANCED GROWTH FUND

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 98.2%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 2.4%
      Amazon.com *                                          6,000   $    707,340
      Comcast, Cl A                                        22,800        443,916
      Garmin ++                                             7,050        200,996
      Netflix *                                             1,000        102,550
      Priceline.com *                                       1,000        224,400
                                                                    ------------
                                                                       1,679,202
                                                                    ------------
   HEALTH CARE - 6.9%
      Alexion Pharmaceuticals *                             4,000        217,440
      Alkermes *                                           12,000        154,800
      Allscripts-Misys Healthcare Solutions *              10,000        166,900
      Amgen *                                              10,000        545,300
      Amylin Pharmaceuticals *                              7,000        132,440
      athenahealth *                                        7,000        194,390
      Baxter International                                  8,000        350,160
      Biogen Idec *                                         4,000        223,520
      Celgene *                                             7,000        386,050
      Cephalon *                                            5,000        283,750
      Dendreon *                                            3,000         98,730
      Genzyme *                                             4,000        278,240
      Gilead Sciences *                                     6,000        199,920
      Human Genome Sciences *                               3,000         77,820
      Illumina *                                            4,000        179,320
      Merck                                                 8,000        275,680
      Myriad Genetics *                                     4,000         58,040
      Neurocrine Biosciences *                             20,000        113,600
      QIAGEN * ++                                           4,000         74,880
      Thermo Fisher Scientific *                            8,000        358,880
      United Therapeutics *                                 6,000        293,340
      Vertex Pharmaceuticals *                              2,000         67,320
                                                                    ------------
                                                                       4,730,520
                                                                    ------------
   INDUSTRIAL - 0.3%
      GT Solar International *                             30,000        194,400
                                                                    ------------
   INFORMATION TECHNOLOGY - 87.1%
      Accenture, Cl A ++                                   22,350        885,954
      Activision Blizzard                                  47,100        559,548
      Adobe Systems *                                      20,000        574,400
      Akamai Technologies *                                 5,000        191,800
      Altera                                               29,400        814,968
      Amdocs * ++                                          23,000        628,590
      Analog Devices                                       18,450        548,149
      Apple *                                              16,645      4,281,926
      Applied Materials                                    35,250        415,950
      ASML Holding ++                                      12,847        413,545
      Autodesk *                                           19,900        587,846
      Automatic Data Processing                            14,000        577,780
      Avnet *                                               6,590        165,738
      Baidu, SP ADR *                                       5,000        407,050

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      BMC Software *                                       23,200   $    825,456
      Broadcom, Cl A                                       28,310      1,020,009
      Check Point Software Technologies * ++               25,300        860,706
      Cisco Systems *                                      92,340      2,130,284
      Citrix Systems *                                     13,500        742,770
      Cognizant Technology Solutions, Cl A *               20,200      1,102,112
      Computer Sciences                                     4,000        181,320
      Corning                                              38,010        688,741
      Dell *                                               31,300        414,412
      eBay *                                               37,300        779,943
      Electronic Arts *                                    10,550        168,061
      EMC *                                                53,170      1,052,234
      F5 Networks *                                        11,900      1,045,177
      Fiserv *                                              7,800        390,780
      Flextronics International * ++                       79,750        496,045
      Google, Cl A *                                        4,725      2,290,916
      Harris                                               10,000        445,300
      Hewlett-Packard                                      48,530      2,234,321
      IAC/InterActiveCorp *                                 9,125        228,125
      Intel                                                96,120      1,980,072
      International Business Machines                      14,650      1,881,060
      Intersil, Cl A                                       23,150        262,984
      Intuit *                                              8,650        343,838
      Juniper Networks *                                   26,100        725,058
      KLA-Tencor                                           15,000        475,050
      Lam Research *                                       11,550        487,295
      Lexmark International, Cl A *                         5,000        183,750
      Linear Technology                                    12,350        393,718
      Marvell Technology Group * ++                        57,650        860,138
      Maxim Integrated Products                            18,700        327,811
      McAfee *                                             20,600        681,860
      Microchip Technology                                 18,000        548,100
      Micron Technology *                                  90,050        655,564
      Microsoft                                           131,810      3,402,016
      National Semiconductor                               39,300        542,340
      NetApp *                                             17,750        750,825
      Nintendo, ADR                                        17,100        602,168
      Nokia, SP ADR                                        29,000        275,790
      Nuance Communications *                              22,000        363,220
      NVIDIA *                                             33,425        307,176
      Open Text * ++                                        7,500        296,250
      Oracle                                               82,700      1,955,028
      Paychex                                              10,100        262,499
      QUALCOMM                                             44,500      1,694,560
      Rambus *                                             13,500        265,275
      Red Hat *                                            24,700        794,105
      Research In Motion * ++                              10,780        620,173
      Riverbed Technology *                                 7,850        291,157
      Salesforce.com *                                     11,750      1,162,663
      Samsung Electronics, GDR ++                           3,000      1,035,000

        The accompanying notes are an integral part of the financial statements.

62 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2010

ENHANCED GROWTH FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      SanDisk *                                            15,000  $     655,500
      SAP, ADR                                              6,300        288,981
      Seagate Technology * ++                              42,000        527,100
      Siliconware Precision Industries, ADR                53,009        258,684
      Symantec *                                           20,100        260,697
      SYNNEX *                                             12,400        327,236
      Taiwan Semiconductor Manufacturing, SP ADR           51,806        523,241
      Teradata *                                            6,550        208,290
      Texas Instruments                                    40,000        987,600
      Varian Semiconductor Equipment Associates *           9,000        254,340
      VeriSign *                                           18,400        517,960
      VMware, Cl A *                                        8,000        620,240
      Western Digital *                                    16,000        422,240
      Xilinx                                               29,300        818,056
      Yahoo! *                                             32,835        455,750
                                                                    ------------
                                                                      59,702,414
                                                                    ------------
   TELECOMMUNICATION SERVICES - 1.5%
      American Tower, Cl A *                                7,050        325,992
      Millicom International Cellular ++                    4,950        461,439
      Tele Norte Leste Participacoes, ADR                  14,700        215,061
                                                                    ------------
                                                                       1,002,492
                                                                    ------------
      TOTAL COMMON STOCK
         (Cost $53,135,321)                                           67,309,028
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 1.5%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.200%, dated 07/30/10, matures on
         08/02/10, repurchase price $1,033,814
         (collateralized by a U.S. Treasury Note
         obligation, par value $1,045,000,
         1.125% 12/15/12, total market
         value $1,056,248)                            $ 1,033,797   $  1,033,797
                                                                    ------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $1,033,797)                                             1,033,797
                                                                    ------------
   TOTAL INVESTMENTS - 99.7%
      (Cost $54,169,118)                                              68,342,825
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 0.3%                                198,781
                                                                    ------------
   NET ASSETS - 100.0%                                              $ 68,541,606
                                                                    ============

--------------------------------------------------------------------------------
*      NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
GDR    - GLOBAL DEPOSITARY RECEIPT
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

A summary of the inputs used to value the Fund's net assets as of July 31, 2010 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                              LEVEL 2        LEVEL 3
                               TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                                07/31/10         PRICE        INPUTS         INPUTS
                              ------------   ------------   -----------   ------------
   Common Stock *             $ 67,309,028   $ 67,309,028   $        --   $         --
   Repurchase Agreement          1,033,797             --     1,033,797             --
                              ------------   ------------   -----------   ------------
Total:                        $ 68,342,825   $ 67,309,028   $ 1,033,797   $         --
                              ============   ============   ===========   ============

*     See schedule of investments detail for industry breakout.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 63

SCHEDULE OF INVESTMENTS
JULY 31, 2010

EQUITY INCOME FUND

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 99.7%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 10.8%
      Gannett                                              20,685   $    272,628
      Leggett & Platt                                      11,280        235,075
      Limited Brands                                       10,920        279,989
      National Presto Industries                            3,029        308,928
      Newell Rubbermaid                                    10,225        158,487
      Polaris Industries                                    4,325        258,202
                                                                    ------------
                                                                       1,513,309
                                                                    ------------
   CONSUMER STAPLES - 2.1%
      Altria Group                                         13,085        289,964
                                                                    ------------
   ENERGY - 15.4%
      Chevron                                               5,415        412,677
      Duncan Energy Partners                               11,475        318,661
      Enbridge Energy Partners                              5,690        308,739
      Exxon Mobil                                           5,200        310,336
      Occidental Petroleum                                  3,600        280,548
      TransCanada ++                                        9,555        337,769
      Williams                                              9,475        183,910
                                                                    ------------
                                                                       2,152,640
                                                                    ------------
   FINANCIALS - 25.1%
      American Express                                      4,965        221,638
      Annaly Capital Management REIT                       23,950        416,730
      BB&T                                                  8,875        220,366
      CBL & Associates Properties REIT                      7,720        108,620
      Chimera Investment REIT                              77,895        301,454
      Commerce Bancshares                                   3,050        119,407
      Goldman Sachs Group                                     605         91,246
      Home Properties REIT                                  5,180        257,291
      JPMorgan Chase                                        2,900        116,812
      Mercury General                                       6,575        283,580
      Morgan Stanley                                        3,175         85,693
      New York Community Bancorp                           11,170        192,794
      Rayonier REIT                                        10,515        513,447
      Trustmark                                             4,435         97,570
      U.S. Bancorp                                         11,325        270,668
      Wells Fargo                                           7,685        213,105
                                                                    ------------
                                                                       3,510,421
                                                                    ------------
   HEALTH CARE - 9.9%
      Bristol-Myers Squibb                                 14,655        365,203
      Johnson & Johnson                                     5,030        292,193
      Merck                                                12,515        431,267
      Pfizer                                               19,710        295,650
                                                                    ------------
                                                                       1,384,313
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - 9.8%
      Deluxe                                                5,385   $    110,823
      General Electric                                     23,100        372,372
      Grupo Aeroportuario del Pacifico, ADR                 6,420        208,586
      HNI                                                   8,595        222,095
      R.R. Donnelley & Sons                                 7,760        130,911
      Tyco International ++                                 8,560        327,677
                                                                    ------------
                                                                       1,372,464
                                                                    ------------
   INFORMATION TECHNOLOGY - 8.9%
      EarthLink                                            13,445        118,719
      Intel                                                 8,755        180,353
      International Business Machines                       4,120        529,008
      Microsoft                                            12,145        313,462
      National Semiconductor                                8,000        110,400
                                                                    ------------
                                                                       1,251,942
                                                                    ------------
   MATERIALS - 7.6%
      Eastman Chemical                                      4,145        259,643
      EI Du Pont de Nemours                                 6,495        264,152
      MeadWestvaco                                          8,010        191,920
      PPG Industries                                        4,985        346,308
                                                                    ------------
                                                                       1,062,023
                                                                    ------------
   TELECOMMUNICATION SERVICES - 6.7%
      AT&T                                                 15,120        392,213
      CenturyLink                                           2,170         77,295
      Consolidated Communications                          18,515        323,272
      Frontier Communications                               1,173          8,962
      Verizon Communications                                4,900        142,394
                                                                    ------------
                                                                         944,136
                                                                    ------------
   UTILITIES - 3.4%
      DTE Energy                                            4,320        199,411
      NorthWestern                                          4,580        129,156
      OGE Energy                                            3,620        143,497
                                                                    ------------
                                                                         472,064
                                                                    ------------
      TOTAL COMMON STOCK
         (Cost $12,737,312)                                           13,953,276
                                                                    ------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 0.2%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                              22,900         22,900
                                                                    ------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $22,900)                                                   22,900
                                                                    ------------
   TOTAL INVESTMENTS - 99.9%
      (Cost $12,760,212)                                              13,976,176
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 0.1%                                 15,319
                                                                    ------------
   NET ASSETS - 100.0%                                              $ 13,991,495
                                                                    ============

        The accompanying notes are an integral part of the financial statements.

64 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2010

EQUITY INCOME FUND (CONCLUDED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

ADR   - AMERICAN DEPOSITARY RECEIPT
REIT  - REAL ESTATE INVESTMENT TRUST

A summary of the inputs used to value the Fund's net assets as of July 31, 2010 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                            LEVEL 2        LEVEL 3
                                                            TOTAL FAIR       LEVEL 1     SIGNIFICANT     SIGNIFICANT
                                                             VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                             07/31/10        PRICE          INPUTS         INPUTS
                                                           ------------   ------------   ------------   ------------
Investments in Securities *                                $ 13,976,176   $ 13,976,176   $         --   $         --
                                                           ============   ============   ============   ============

* See schedule of investments detail for industry and security type breakouts.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 65

SCHEDULE OF INVESTMENTS
JULY 31, 2010

FUNDAMENTAL EQUITY FUND

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 93.5%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 8.5%
      Carnival                                              3,505   $    121,553
      International Game Technology                         3,645         55,550
      Kohl's *                                              4,679        223,142
      Las Vegas Sands *                                     7,340        197,152
      NIKE, Cl B                                            2,005        147,648
      Nordstrom                                             2,993        101,762
      Staples                                               6,000        121,980
      Starwood Hotels & Resorts Worldwide                   2,815        136,387
      Tiffany & Co.                                         2,214         93,143
      Yum! Brands                                           2,950        121,835
                                                                    ------------
                                                                       1,320,152
                                                                    ------------
   CONSUMER STAPLES - 12.2%
      Altria Group                                          9,030        200,105
      Anheuser-Busch InBev NV, SP ADR                       1,640         87,018
      Avon Products                                         3,670        114,247
      CVS Caremark                                          9,727        298,522
      Kellogg                                               2,825        141,391
      Mead Johnson Nutrition                                1,610         85,555
      Philip Morris International                           5,888        300,524
      Procter & Gamble                                      5,490        335,768
      Wal-Mart Stores                                       6,715        343,741
                                                                    ------------
                                                                       1,906,871
                                                                    ------------
   ENERGY - 14.6%
      BG Group PLC, SP ADR ++                               2,405        194,685
      Cameron International *                               5,179        205,037
      EOG Resources                                         1,370        133,575
      Exxon Mobil                                           6,687        399,087
      Occidental Petroleum                                  4,791        373,363
      QEP Resources *                                       5,730        197,227
      Schlumberger                                          3,542        211,316
      Suncor Energy (Canada)                               11,089        365,383
      Tenaris, ADR ++                                       3,496        140,015
      Ultra Petroleum *                                     1,457         61,733
                                                                    ------------
                                                                       2,281,421
                                                                    ------------
   FINANCIALS - 10.5%
      Goldman Sachs Group                                   2,724        410,834
      Greenhill & Co.                                       1,120         76,216
      Hanover Insurance Group                               8,008        350,991
      JPMorgan Chase                                       10,130        408,036
      Wells Fargo                                          14,385        398,896
                                                                    ------------
                                                                       1,644,973
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   HEALTH CARE - 7.6%
      Gilead Sciences *                                     7,200   $    239,904
      Johnson & Johnson                                     4,215        244,849
      Merck                                                 6,495        223,818
      Pfizer                                               19,778        296,670
      Zimmer Holdings *                                     3,460        183,345
                                                                    ------------
                                                                       1,188,586
                                                                    ------------
   INDUSTRIAL - 12.1%
      3M                                                    2,525        215,989
      Danaher                                              17,258        662,880
      Deere                                                 2,947        196,506
      Donaldson                                             4,890        232,128
      Emerson Electric                                      2,039        101,012
      General Electric                                      5,730         92,368
      Rockwell Collins                                      3,955        226,068
      Stericycle *                                          2,600        163,800
                                                                    ------------
                                                                       1,890,751
                                                                    ------------
   INFORMATION TECHNOLOGY - 19.4%
      Accenture, Cl A ++                                    2,140         84,830
      Analog Devices                                        5,310        157,760
      Apple *                                               1,465        376,871
      Autodesk *                                            3,340         98,664
      Broadcom, Cl A                                        5,105        183,933
      Cisco Systems *                                      14,888        343,466
      Citrix Systems *                                      3,775        207,701
      EMC *                                                 5,070        100,335
      Google, Cl A *                                          761        368,971
      Intel                                                16,372        337,263
      Linear Technology                                     5,497        175,244
      Microsoft                                             7,962        205,499
      Oracle                                               12,438        294,034
      QUALCOMM                                              2,550         97,104
                                                                    ------------
                                                                       3,031,675
                                                                    ------------
   MATERIALS - 6.3%
      Ecolab                                                7,170        350,685
      Praxair                                               6,457        560,597
      Weyerhaeuser                                          4,024         65,269
                                                                    ------------
                                                                         976,551
                                                                    ------------
   UTILITIES - 2.3%
      Exelon                                                2,107         88,135
      TC Holdings                                           1,609         91,294
      Questar                                               5,730         94,258
      Wisconsin Energy                                      1,465         79,520
                                                                    ------------
                                                                         353,207
                                                                    ------------
      TOTAL COMMON STOCK
         (Cost $13,761,905)                                           14,594,187
                                                                    ------------

        The accompanying notes are an integral part of the financial statements.

66 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2010

FUNDAMENTAL EQUITY FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 4.7%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                             612,290   $    612,290
      Financial Select Sector SPDR ETF                      8,193        120,519
                                                                    ------------
      TOTAL REGISTERED INVESTMENT COMPANIES
         (Cost $714,815)                                                 732,809
                                                                    ------------
   TOTAL INVESTMENTS - 98.2%
      (Cost $14,476,720)                                              15,326,996
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 1.8%                                281,513
                                                                    ------------
   NET ASSETS - 100.0%                                              $ 15,608,509
                                                                    ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*      NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
ETF    - EXCHANGE TRADED FUND
PLC    - PUBLIC LIABILITY COMPANY
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT
SPDR   - STANDARD & POOR'S DEPOSITARY RECEIPTS

A summary of the inputs used to value the Fund's net assets as of July 31, 2010 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                      LEVEL 2         LEVEL 3
                                         TOTAL FAIR    LEVEL 1      SIGNIFICANT     SIGNIFICANT
                                          VALUE AT     QUOTED        OBSERVABLE    UNOBSERVABLE
                                          07/31/10      PRICE          INPUTS         INPUTS
                                        -----------  ------------   -----------    -------------
Investment in Securities *              $15,326,996  $ 15,326,996   $        --    $          --
                                        ===========  ============   ===========    =============

* See schedule of investments detail for industry and security type breakouts.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 67

SCHEDULE OF INVESTMENTS
JULY 31, 2010

GENEVA MID CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 98.8%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 21.1%
      Chipotle Mexican Grill *                             31,780   $  4,700,262
      Coach                                               113,220      4,185,743
      Deckers Outdoor *                                    64,805      3,297,926
      Dick's Sporting Goods *                             185,290      4,874,980
      LKQ *                                               173,050      3,422,929
      Morningstar *                                        53,770      2,420,188
      O'Reilly Automotive *                               121,070      5,966,330
      Panera Bread, Cl A *                                 68,170      5,331,576
      Strayer Education                                    17,925      4,291,245
      Tractor Supply                                       80,645      5,605,634
      Urban Outfitters *                                   86,150      2,770,584
                                                                    ------------
                                                                      46,867,397
                                                                    ------------
   CONSUMER STAPLES - 4.0%
      Alberto-Culver                                       82,315      2,409,360
      Church & Dwight                                      63,435      4,203,837
      Flowers Foods                                        90,515      2,193,178
                                                                    ------------
                                                                       8,806,375
                                                                    ------------
   ENERGY - 7.6%
      FMC Technologies *                                   84,320      5,335,770
      Oceaneering International *                          33,575      1,661,291
      Oil States International *                           73,490      3,376,131
      Range Resources                                      76,720      2,847,846
      Southwestern Energy *                                97,460      3,552,417
                                                                    ------------
                                                                      16,773,455
                                                                    ------------
   FINANCIALS - 4.0%
      Affiliated Managers Group *                          44,650      3,162,559
      Eaton Vance                                          84,000      2,516,640
      IntercontinentalExchange *                           30,190      3,188,668
                                                                    ------------
                                                                       8,867,867
                                                                    ------------
   HEALTH CARE - 13.4%
      Cerner *                                             74,220      5,748,339
      Covance *                                            62,360      2,417,074
      CR Bard                                              35,350      2,776,035
      DENTSPLY International                              117,285      3,520,896
      IDEXX Laboratories *                                 80,125      4,706,543
      ResMed *                                             82,195      5,399,390
      Varian Medical Systems *                             95,130      5,251,176
                                                                    ------------
                                                                      29,819,453
                                                                    ------------
   INDUSTRIAL - 22.7%
      AMETEK                                               98,035      4,340,009
      CH Robinson Worldwide                                81,440      5,309,888
      Copart *                                             79,895      2,911,374
      Expeditors International of Washington              106,780      4,553,099
      Fastenal                                            103,070      5,058,676
      Flowserve                                            43,275      4,291,149

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      IDEX                                                 85,605   $  2,753,913
      IHS, Cl A *                                          61,100      3,868,241
      Knight Transportation                               152,585      3,192,078
      L-3 Communications Holdings                          32,120      2,346,045
      Lincoln Electric Holdings                            40,790      2,252,424
      Roper Industries                                     83,035      5,189,688
      Stericycle *                                         67,775      4,269,825
                                                                    ------------
                                                                      50,336,409
                                                                    ------------
   INFORMATION TECHNOLOGY - 24.7%
      Akamai Technologies *                                80,190      3,076,088
      Amphenol, Cl A                                      116,395      5,214,496
      ANSYS *                                             116,725      5,246,789
      Citrix Systems *                                    110,765      6,094,290
      Cognizant Technology Solutions, Cl A *              126,575      6,905,932
      Dolby Laboratories, Cl A *                           31,075      1,972,330
      F5 Networks *                                        30,915      2,715,264
      FactSet Research Systems                             42,975      3,223,125
      Fiserv *                                             57,710      2,891,271
      FLIR Systems *                                      124,765      3,713,006
      Intuit *                                            133,165      5,293,309
      MICROS Systems *                                    134,000      4,794,520
      Trimble Navigation *                                126,600      3,591,642
                                                                    ------------
                                                                      54,732,062
                                                                    ------------
   MATERIALS - 1.3%
      Sigma-Aldrich                                        50,605      2,838,941
                                                                    ------------
                                                                       2,838,941
                                                                    ------------
      TOTAL COMMON STOCK
         (Cost $164,193,542)                                         219,041,959
                                                                    ------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 1.7%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                           3,648,734      3,648,734
                                                                    ------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $3,648,734)                                             3,648,734
                                                                    ------------
   TOTAL INVESTMENTS - 100.5%
      (Cost $167,842,276)                                            222,690,693
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - (0.5)%                           (1,073,073)
                                                                    ------------
   NET ASSETS - 100.0%                                              $221,617,620
                                                                    ============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

CL    - CLASS

        The accompanying notes are an integral part of the financial statements.

68 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2010

GENEVA MID CAP GROWTH FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of July 31, 2010 is as follows (see Note 2- significant accounting policies in the notes to financial statements):

                                                                   LEVEL 2       LEVEL 3
                                     TOTAL FAIR      LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                      VALUE AT       QUOTED      OBSERVABLE    UNOBSERVABLE
                                      07/31/10       PRICE         INPUTS        INPUTS
                                   -------------  -------------  -----------   ------------
Investment in Securities *         $ 222,690,693  $ 222,690,693  $        --   $         --
                                   =============  =============  ===========   ============

* See schedule of investments detail for industry and security type breakout.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 69

SCHEDULE OF INVESTMENTS
JULY 31, 2010

GENEVA SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 92.3%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 16.5%
      Capella Education *                                   2,810   $    261,105
      Dick's Sporting Goods *                               5,505        144,837
      hhgregg *                                             8,340        169,219
      Hibbett Sports *                                      7,785        206,069
      LKQ *                                                 7,680        151,910
      Monro Muffler Brake                                   6,350        260,604
      Panera Bread, Cl A *                                  1,800        140,778
      Ulta Salon, Cosmetics & Fragrance *                   5,505        139,056
      WMS Industries *                                      3,310        127,468
                                                                    ------------
                                                                       1,601,046
                                                                    ------------
   CONSUMER STAPLES - 1.4%
      Treehouse Foods *                                     2,915        139,016
                                                                    ------------
   ENERGY - 7.0%
      Brigham Exploration *                                 5,640         97,346
      Dril-Quip *                                           1,935        101,162
      SM Energy                                             3,150        130,473
      T-3 Energy Services *                                 8,100        205,416
      Whiting Petroleum *                                   1,615        142,136
                                                                    ------------
                                                                         676,533
                                                                    ------------
   FINANCIALS - 3.0%
      Affiliated Managers Group *                           2,140        151,576
      Eaton Vance                                           4,820        144,407
                                                                    ------------
                                                                         295,983
                                                                    ------------
   HEALTH CARE - 19.9%
      Dionex *                                              2,650        200,075
      Haemonetics *                                         2,305        127,351
      HMS Holdings *                                        3,970        223,590
      IDEXX Laboratories *                                  2,330        136,864
      Meridian Bioscience                                   6,480        124,481
      Neogen *                                              8,025        239,627
      NuVasive *                                            3,945        129,278
      Onyx Pharmaceuticals *                                3,340         86,840
      PAREXEL International *                               8,710        178,816
      Quality Systems                                       2,810        154,325
      SXC Health Solutions *                                2,915        197,929
      West Pharmaceutical Services                          3,735        135,730
                                                                    ------------
                                                                       1,934,906
                                                                    ------------
   INDUSTRIAL - 20.5%
      Acuity Brands                                         3,945        166,203
      Aerovironment *                                       5,535        132,342
      Allegiant Travel                                      2,680        118,965
      Badger Meter                                          3,340        130,794
      CIRCOR International                                  4,235        132,471
      CoStar Group *                                        3,840        168,307
      Donaldson                                             3,760        178,487
      Genesee & Wyoming, Cl A *                             6,085        248,755
      Kaydon                                                3,255        123,657
      Knight Transportation                                11,950        249,994

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      Middleby *                                            2,940   $    169,079
      RBC Bearings *                                        5,740        176,046
                                                                    ------------
                                                                       1,995,100
                                                                    ------------
   INFORMATION TECHNOLOGY - 21.4%
      ArcSight *                                            4,105        102,666
      Blackboard *                                          5,135        194,976
      Bottomline Technologies *                             3,585         50,800
      Concur Technologies *                                 4,770        220,756
      Constant Contact *                                    7,015        136,722
      DTS *                                                 4,290        153,239
      FactSet Research Systems                              2,170        162,750
      Interactive Intelligence *                            5,480         88,666
      Netezza *                                            11,355        176,003
      Pegasystems                                           5,055        155,492
      Riverbed Technology *                                 7,015        260,186
      Tyler Technologies *                                 10,750        176,623
      Ultimate Software Group *                             6,325        204,045
                                                                    ------------
                                                                       2,082,924
                                                                    ------------
   MATERIALS - 2.6%
      Balchem                                               9,727        257,279
                                                                    ------------
      TOTAL COMMON STOCK
         (Cost $8,120,176)                                             8,982,787
                                                                    ------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 8.5%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                             340,401        340,401
      iShares Russell 2000 Growth Index Fund                6,835        483,918
                                                                    ------------
                                                                         824,319
                                                                    ------------
      TOTAL REGISTERED INVESTMENT COMPANIES
         (Cost $810,653)                                                824,319
                                                                    ------------
   TOTAL INVESTMENTS - 100.8%
      (Cost $8,930,829)                                                9,807,106
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - (0.8)%                             (74,796)
                                                                    ------------
   NET ASSETS - 100.0%                                              $  9,732,310
                                                                    ============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

CL    - CLASS

        The accompanying notes are an integral part of the financial statements.

70 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2010

GENEVA SMALL CAP GROWTH FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of July 31, 2010 is as follows (see Note 2- significant accounting policies in the notes to financial statements):

                                                          LEVEL 2       LEVEL 3
                             TOTAL FAIR     LEVEL 1     SIGNIFICANT   SIGNIFICANT
                              VALUE AT      QUOTED       OBSERVABLE   UNOBSERVABLE
                              07/31/10       PRICE         INPUTS       INPUTS
                             ----------   -----------   -----------   ------------
Investments in Securities *  $9,807,106   $ 9,807,106   $        --   $         --
                             ==========   ===========   ===========   ============

* See schedule of investments detail for industry and security type breakout.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 71

SCHEDULE OF INVESTMENTS
JULY 31, 2010

INTERNATIONAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 97.2%+
--------------------------------------------------------------------------------
   ARGENTINA - 0.9%
      Banco Macro, ADR (A)                                 10,000   $    379,700
      MercadoLibre * (A)                                   15,000        907,500
      Telecom Argentina, SP ADR                            35,000        638,750
                                                                    ------------
                                                                       1,925,950
                                                                    ------------
   AUSTRALIA - 4.9%
      Ansell                                               50,000        581,269
      Australia & New Zealand Banking Group                60,000      1,251,199
      BHP Billiton                                         40,000      1,451,861
      Caltex Australia                                     60,000        557,476
      Challenger Financial Services Group                 200,000        636,908
      Coca-Cola Amatil                                     50,000        518,845
      DuluxGroup *                                         30,000         67,310
      Flight Centre                                        40,000        671,649
      Kingsgate Consolidated                               70,000        619,357
      Lend Lease Group (A)                                 80,000        527,620
      National Australia Bank                              50,000      1,136,754
      Orica                                                30,000        683,952
      OZ Minerals *                                       500,000        556,390
      QBE Insurance Group                                  30,000        453,254
      UGL                                                  45,000        574,031
      Wesfarmers                                           20,000        562,542
                                                                    ------------
                                                                      10,850,417
                                                                    ------------
   BELGIUM - 2.5%
      Ageas                                               200,000        550,712
      Agfa-Gevaert *                                       60,000        362,797
      Anheuser-Busch InBev NV,                             25,000      1,323,840
      Bekaert                                               4,000        869,984
      Belgacom                                             13,000        466,809
      D' Ieteren                                            1,000        482,166
      Delhaize Group                                        6,000        443,098
      Dexia * (A)                                         104,761        513,586
      Nyrstar                                              40,000        463,922
                                                                    ------------
                                                                       5,476,914
                                                                    ------------
   BERMUDA - 0.2%
      Catlin Group                                         70,000        422,665
                                                                    ------------
   BRAZIL - 1.7%
      Banco do Brasil                                      60,000      1,037,071
      Petroleo Brasileiro, ADR (A)                         27,000        982,800
      Souza Cruz                                           10,000        458,267
      Vale, SP ADR (A)                                     42,000      1,167,600
                                                                    ------------
                                                                       3,645,738
                                                                    ------------
   CANADA - 0.8%
      Barrick Gold                                         10,000        411,069
      Husky Energy                                         10,000        245,708
      Royal Bank of Canada (A)                             12,000        627,051
      SXC Health Solutions *                                8,000        548,145
                                                                    ------------
                                                                       1,831,973
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   CHINA - 0.3%
      China Construction Bank, Cl H                       800,000   $    678,725
                                                                    ------------
   COLOMBIA - 0.8%
      Bancolombia, SP ADR (A)                              31,000      1,817,530
                                                                    ------------
   FRANCE - 8.0%
      AXA                                                  44,311        816,788
      BNP Paribas                                          25,058      1,721,213
      Bouygues                                             20,000        844,442
      Carrefour                                            21,000        966,711
      Casino Guichard-Perrachon                             6,000        522,538
      Christian Dior                                        9,000        975,331
      CNP Assurances                                       20,000        412,839
      Compagnie Generale des Etablissements
         Michelin, Cl B                                     5,000        380,911
      Dassault Systemes                                     7,000        455,054
      France Telecom                                       35,000        732,958
      L'Oreal                                               5,000        524,649
      Lafarge                                              17,000        926,020
      PPR                                                   4,000        535,074
      Sanofi-Aventis                                       28,746      1,669,610
      Schneider Electric                                    8,000        922,632
      SILIC REIT                                            4,000        449,483
      Technip                                              10,000        665,911
      Total                                                30,000      1,513,350
      Valeo *                                              12,000        428,711
      Veolia Environnement                                 30,000        796,552
      Vinci                                                18,000        871,418
      Vivendi                                              25,000        600,916
                                                                    ------------
                                                                      17,733,111
                                                                    ------------
   GERMANY - 7.7%
      Aixtron (A)                                          20,000        598,016
      Allianz                                              13,000      1,509,441
      BASF                                                 30,000      1,751,827
      Bayer                                                25,000      1,437,214
      Bilfinger Berger                                     10,000        570,846
      Daimler *                                            20,000      1,078,358
      Deutsche Bank                                        20,000      1,396,979
      E.ON                                                 20,000        596,713
      Fresenius Medical Care KGAA                          10,000        548,692
      Hannover Rueckversicherung                           12,000        574,534
      Lanxess                                              12,000        576,176
      Linde                                                 6,000        703,311
      Metro                                                10,000        555,078
      Muenchener Rueckversicherungs-Gesellschaft            3,000        415,575
      Puma                                                  2,000        584,464
      RWE                                                  21,000      1,482,974
      Siemens                                              22,500      2,192,912
      Software                                              5,000        557,488
                                                                    ------------
                                                                      17,130,598
                                                                    ------------

        The accompanying notes are an integral part of the financial statements.

72 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2010

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   HONG KONG - 5.1%
      BOC Hong Kong Holdings                              300,000   $    770,132
      Cheung Kong Holdings                                 80,000        966,592
      China Mobile                                         50,000        505,632
      CLP Holdings                                        150,000      1,107,499
      CNOOC                                               400,000        673,576
      Esprit Holdings                                      80,000        502,092
      Johnson Electric Holdings *                       1,200,000        563,888
      Kingboard Chemical Holdings                          80,000        370,261
      Link REIT                                           250,000        650,145
      Midland Holdings                                    700,000        658,770
      Orient Overseas International *                      90,000        703,315
      Sino Land                                           350,000        662,375
      SJM Holdings                                      1,000,000        881,880
      Sun Hung Kai Properties                              50,000        734,471
      Swire Pacific, Cl A                                  50,000        607,660
      VTech Holdings                                       40,000        425,362
      Yue Yuen Industrial Holdings                        150,000        486,643
                                                                    ------------
                                                                      11,270,293
                                                                    ------------
   INDIA - 1.3%
      Axis Bank                                            20,000        579,011
      Dr. Reddy's Laboratories                             12,000        350,290
      Hero Honda Motors                                    10,000        391,089
      Infosys Technologies, SP ADR (A)                     10,000        604,800
      Oil & Natural Gas                                    20,000        534,727
      Tata Motors, SP ADR * (A)                            25,000        472,750
                                                                    ------------
                                                                       2,932,667
                                                                    ------------
   IRELAND - 0.3%
      Experian                                             70,000        689,247
                                                                    ------------
   JAPAN - 14.6%
      Air Water                                            40,000        435,210
      Asahi Glass                                          50,000        509,289
      Astellas Pharma                                      12,000        407,107
      Bridgestone                                          30,000        537,184
      Canon                                                20,000        871,578
      Central Japan Railway                                    50        407,431
      Chubu Electric Power                                 14,000        347,103
      Chuo Mitsui Trust Holdings                          130,000        461,948
      Daito Trust Construction                             18,000        979,223
      East Japan Railway                                    6,000        386,828
      Eisai                                                15,000        511,835
      Fanuc                                                 4,000        472,713
      Fast Retailing                                        4,000        598,646
      Foster Electric                                      17,000        460,050
      FUJI OIL                                             50,000        738,469
      FUJIFILM Holdings                                    16,000        500,029
      Fujitsu                                             120,000        854,216
      Hitachi *                                           120,000        488,917
      Hitachi Chemical                                     25,000        498,293
      Honda Motor                                          30,000        940,679

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   JAPAN - (CONTINUED)
      Hoya                                                 20,000   $    475,953
      Itochu                                              100,000        780,138
      Japan Tobacco                                           150        482,667
      JFE Holdings                                         14,000        433,474
      KDDI                                                    100        486,718
      Kyocera                                               4,000        356,965
      Marubeni                                            100,000        537,068
      Miraca Holdings                                      12,000        357,243
      Mitsubishi                                           35,000        757,162
      Mitsui                                               45,000        577,117
      Mizuho Financial Group                              400,000        652,816
      Nintendo                                              2,000        559,292
      Nissan Motor *                                      140,000      1,075,988
      Nitto Denko                                          25,000        866,370
      ORIX                                                  9,000        708,374
      Osaka Gas                                           150,000        553,851
      SANKYU                                              120,000        506,974
      Secom                                                10,000        458,939
      Seven & I Holdings                                   20,000        478,963
      Sharp                                                40,000        438,451
      Softbank                                             30,000        897,621
      Sony                                                 15,000        469,645
      Sumitomo                                             60,000        637,537
      Sumitomo Electric                                    50,000        584,525
      Sumitomo Metal Mining                                25,000        332,774
      Sumitomo Mitsui Financial Group                      25,000        774,350
      Sumitomo Trust & Banking                            100,000        556,745
      Takeda Pharmaceutical                                13,000        596,620
      TDK                                                   6,000        361,826
      TOKIO Marine Holdings                                20,000        547,717
      Tokyo Electron                                       10,000        537,068
      Tokyo Gas                                           150,000        682,331
      Toshiba *                                            70,000        366,225
      Toyota Motor                                         22,000        776,665
      Toyota Motor, SP ADR (A)                             10,000        702,300
      YAMADA DENKI                                          7,000        473,176
                                                                    ------------
                                                                      32,248,396
                                                                    ------------
   LUXEMBOURG - 0.4%
      Oriflame Cosmetics, SDR                               6,000        358,771
      Ternium, SP ADR (A)                                  12,000        429,000
                                                                    ------------
                                                                         787,771
                                                                    ------------
   MEXICO - 0.7%
      America Movil, ADR, Ser L (A)                        12,500        620,125
      Fomento Economico Mexicano, ADR                      10,000        486,800
      Grupo Mexico, Ser B                                 150,000        397,377
                                                                    ------------
                                                                       1,504,302
                                                                    ------------

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 73

SCHEDULE OF INVESTMENTS
JULY 31, 2010

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   NETHERLANDS - 4.7%
      Aalberts Industries                                  40,000   $    596,062
      AEGON *                                             100,000        601,535
      BinckBank (A)                                        40,000        560,616
      CSM                                                  30,000        870,245
      Heineken                                              7,000        316,809
      ING Groep *                                          60,000        577,036
      Koninklijke (Royal) KPN (A)                          50,000        695,883
      Koninklijke Ahold                                    40,000        513,442
      Koninklijke Boskalis Westminster                      8,301        342,751
      Koninklijke DSM                                      12,000        569,451
      Koninklijke Philips Electronics                      35,000      1,090,543
      Mediq                                                30,000        553,774
      Nutreco (A)                                          10,000        604,206
      Royal Dutch Shell, Cl B                              50,000      1,317,689
      SBM Offshore                                         35,000        552,113
      TomTom * (A)                                         90,000        542,085
                                                                    ------------
                                                                      10,304,240
                                                                    ------------
   NORWAY - 0.8%
      Austevoll Seafood                                    60,000        371,331
      Statoil                                              30,000        606,375
      TGS Nopec Geophysical                                25,000        331,045
      Yara International                                   10,000        376,927
                                                                    ------------
                                                                       1,685,678
                                                                    ------------
   PERU - 0.6%
      Cia de Minas Buenaventura, ADR                       17,500        675,675
      Credicorp                                             7,000        684,040
                                                                    ------------
                                                                       1,359,715
                                                                    ------------
   PHILIPPINES - 1.4%
      Aboitiz Power                                     1,500,000        663,556
      Megaworld                                        20,000,000        658,617
      Metropolitan Bank & Trust                           600,000        790,340
      Philippine Long Distance Telephone                   20,000      1,062,569
                                                                    ------------
                                                                       3,175,082
                                                                    ------------
   POLAND - 1.0%
      Bank Pekao                                           10,000        533,181
      KGHM Polska Miedz                                    10,000        347,105
      Polski Koncern Naftowy Orlen *                       30,000        381,099
      Powszechna Kasa Oszczednosci
         Bank Polski                                       50,000        637,606
      Telekomunikacja Polska                               70,000        362,297
                                                                    ------------
                                                                       2,261,288
                                                                    ------------
   SOUTH KOREA - 3.9%
      Hanjin Shipping *                                    20,000        538,427
      Honam Petrochemical                                   4,000        583,226
      Hynix Semiconductor *                                25,000        475,456

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   SOUTH KOREA - (CONTINUED)
      Hyundai Motor                                         5,000   $    629,715
      Kia Motors                                           20,000        522,367
      Korea Zinc                                            3,000        597,173
      LG Display                                           15,000        460,241
      LG Electronics                                        5,000        424,741
      POSCO                                                 1,500        623,798
      Samsung Electronics                                   2,500      1,711,641
      Samsung Engineering                                   6,000        626,334
      Shinhan Financial Group                              25,000      1,024,872
      Woori Finance Holdings                               40,000        497,010
                                                                    ------------
                                                                       8,715,001
                                                                    ------------
   SPAIN - 1.0%
      Banco Santander * (A)                                80,000      1,039,290
      Construcciones y Auxiliar de Ferrocarriles              500        225,152
      Red Electrica                                         9,000        394,073
      Telefonica                                           20,000        454,018
                                                                    ------------
                                                                       2,112,533
                                                                    ------------
   SWEDEN - 3.9%
      Alfa Laval                                           35,000        542,478
      Assa Abloy, Cl B                                     20,000        442,404
      Atlas Copco, Cl A                                    40,000        654,325
      Electrolux, Ser B                                    40,000        892,010
      Elekta, Cl B                                         15,000        434,855
      Hennes & Mauritz, Cl B                               10,000        314,974
      Hexagon, Cl B (A)                                    30,000        503,625
      Nordea Bank                                         100,000      1,000,048
      Saab, Cl B                                           30,000        389,770
      Skandinaviska Enskilda Banken, Cl A                  45,000        309,717
      Svenska Cellulosa, Cl B                              50,000        721,642
      Svenska Handelsbanken, Cl A                          30,000        860,984
      Tele2, Cl B                                          35,000        620,529
      Telefonaktiebolaget LM Ericsson, Cl B                90,000        993,538
                                                                    ------------
                                                                       8,680,899
                                                                    ------------
   SWITZERLAND - 7.3%
      ABB                                                  30,000        605,357
      Clariant *                                           80,000      1,059,806
      Compagnie Financiere Richemont, Cl A                 10,000        390,227
      Credit Suisse Group                                  30,477      1,387,951
      Geberit                                               6,000        980,897
      Nestle                                               70,000      3,460,689
      Novartis                                             47,002      2,280,840
      Roche Holding                                        21,000      2,731,593
      Swiss Life Holding                                    9,000        946,050
      Syngenta                                              2,500        551,982
      UBS *                                                70,000      1,196,122
      Zurich Financial Services                             2,598        606,541
                                                                    ------------
                                                                      16,198,055
                                                                    ------------

        The accompanying notes are an integral part of the financial statements.

74 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2010

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   THAILAND - 1.2%
      Banpu, NVDR                                          60,000   $  1,160,031
      Charoen Pokphand Foods, NVDR                        900,000        672,037
      Krung Thai Bank, NVDR                             2,000,000        805,577
                                                                    ------------
                                                                       2,637,645
                                                                    ------------
   TURKEY - 3.1%
      Arcelik                                             150,000        741,441
      Tupras Turkiye Petrol Rafinerileri                   30,000        681,728
      Turk Hava Yollari Anonim Ortakligi *                228,571        661,206
      Turk Telekomunikasyon                               200,000        749,735
      Turkiye Garanti Bankasi                             250,000      1,293,790
      Turkiye Halk Bankasi *                              120,000        971,338
      Turkiye Is Bankasi, Cl C                            450,000      1,686,903
                                                                    ------------
                                                                       6,786,141
                                                                    ------------
   UNITED KINGDOM - 18.1%
      Amlin                                                70,000        466,601
      Anglo American *                                     20,000        792,261
      AstraZeneca                                          38,085      1,935,056
      BAE Systems                                          90,000        441,180
      Balfour Beatty                                       75,000        293,155
      Barclays                                            300,000      1,566,633
      BBA Aviation                                        150,000        461,328
      BG Group                                             65,000      1,041,872
      BHP Billiton                                         65,000      1,990,420
      BP                                                  350,000      2,229,479
      British American Tobacco                             47,170      1,623,922
      Britvic                                              70,000        527,232
      BT Group                                            400,000        892,529
      Centrica                                            121,875        581,177
      Compass Group                                       110,000        914,811
      Croda International                                  60,000      1,215,459
      GlaxoSmithKline                                     124,044      2,162,483
      HSBC Holdings                                       168,000      1,702,961
      Imperial Tobacco Group                               30,000        849,221
      Inmarsat                                             40,000        462,584
      Invensys                                             80,000        335,169
      Investec                                             50,000        388,363
      John Wood Group                                     180,000      1,010,309
      Johnson Matthey                                      20,000        530,685
      Micro Focus International                           100,000        648,527
      National Grid                                        40,000        319,792
      Old Mutual                                          250,000        473,881
      Pearson                                              50,000        776,334
      Petrofac                                             90,000      1,765,287
      Provident Financial                                  30,000        379,654
      Prudential                                           60,000        522,054
      Reckitt Benckiser Group                              18,000        882,644
      Rentokil Initial *                                  300,000        481,570
      Rio Tinto                                            25,000      1,296,309
      Rolls-Royce Group                                    70,000        637,072
      RSA Insurance Group                                 250,000        500,557

--------------------------------------------------------------------------------
Description                                            Shares/Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   UNITED KINGDOM - (CONTINUED)
      Standard Chartered                                   70,000   $  2,023,254
      Tesco                                                90,000        551,687
      Unilever                                             60,000      1,705,032
      Vodafone Group                                      550,385      1,284,655
      WH Smith                                            120,000        799,699
      WPP Group                                            60,000        637,857
                                                                    ------------
                                                                      40,100,755
                                                                    ------------
      TOTAL COMMON STOCK
         (Cost $187,144,735)                                         214,963,329
                                                                    ------------

--------------------------------------------------------------------------------
   PREFERRED STOCK - 0.2%
--------------------------------------------------------------------------------
   BRAZIL - 0.2%
      Eletropaulo Metropolitana, Cl B                      20,000        420,855
                                                                    ------------
      TOTAL PREFERRED STOCK
         (Cost $238,034)                                                 420,855
                                                                    ------------

--------------------------------------------------------------------------------
   WARRANTS - 0.0%
--------------------------------------------------------------------------------
   HONG KONG - 0.0%
      Kingboard Chemical Holdings                           8,000          3,182
                                                                    ------------
      TOTAL WARRANTS
         (Cost $--)                                                        3,182
                                                                    ------------

--------------------------------------------------------------------------------
   EXCHANGE TRADED FUNDS - 1.4%
--------------------------------------------------------------------------------
   UNITED STATES - 1.4%
      iShares MSCI South Africa Index Fund                 20,000      1,213,000
      Market Vectors Russia (A)                            60,000      1,893,600
                                                                    ------------
      TOTAL EXCHANGE TRADED FUNDS
         (Cost $2,224,124)                                             3,106,600
                                                                    ------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 7.5%
--------------------------------------------------------------------------------
      Bank of America (B)
         0.290%, dated 07/30/10, matures on
         08/02/10, repurchase price $3,000,073
         (collateralized by a corporate obligation,
         par value $3,533,728, 0.00%, 08/15/15,
         total market value $3,150,000)              $  3,000,000      3,000,000
      Credit Suisse Securities (USA)
         0.200%,  dated 07/30/10, matures on
         08/02/10, repurchase price $2,179,907
         (collateralized by a U.S. Treasury Note
         obligation, par value $2,200,000,
         1.125% 12/15/12, total market
         value $2,223,679)                              2,179,870      2,179,870

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 75

SCHEDULE OF INVESTMENTS
JULY 31, 2010

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
      Deutsche Bank Securities, Inc. (B)
         0.200%, dated 07/30/10, matures on
         08/02/10, repurchase price
         $4,000,067 (collateralized by a
         corporate obligation, par value
         $4,071,600, 0.550%, 09/30/11,
         total market value $4,080,191)              $  4,000,000   $  4,000,000
      HSBC Securities (B)
         0.190%, dated 07/30/10, matures
         on 08/02/10, repurchase price
         $1,559,194 (collateralized by a
         U.S. Treasury Note obligation,
         par value $1,480,771, 3.625%,
         08/15/19, total market
         value $1,591,416)                              1,559,169      1,559,169
      HSBC Securities (B)
         0.360%, dated 07/30/10,
         matures on 08/02/10, repurchase price
         $3,000,090 (collateralized by
         a corporate obligation,
         par value $2,889,000, 4.45%, 06/24/20,
         total market value $3,150,269)                 3,000,000      3,000,000
      JPMorgan Chase & Co. (B)
         0.340%, dated 07/30/10, matures
         on 08/02/10, repurchase price
         $3,000,085 (collateralized by
         various corporate obligations,
         ranging in par value from
         $1,170,000 - $1,700,000,
         5.500% - 7.300%,
         05/15/12 - 08/01/14,
         total market value $3,151,207)                 3,000,000      3,000,000
                                                                    ------------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $16,739,039)                                           16,739,039
                                                                    ------------
   TOTAL INVESTMENTS - 106.3%
      (Cost $206,345,932)                                            235,233,005
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - (6.3)%                          (14,007,531)
                                                                    ------------
   NET ASSETS - 100.0%                                              $221,225,474
                                                                    ============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2010. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2010 IS $14,013,668.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ADR    - AMERICAN DEPOSITARY RECEIPT
BBH    - BROWN BROTHERS HARRIMAN & CO.
CL     - CLASS
DKK    - DANISH KRONE
EUR    - EUROPEAN EURO
GBP    - BRITISH POUND
HSBC   - HSBC BANK PLC
NVDR   - NON VOTING DEPOSITARY RECEIPT
REIT   - REAL ESTATE INVESTMENT TRUST
SDR    - SWEDISH DEPOSITARY RECEIPT
SER    - SERIES
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT
TRY    - TURKISH LIRA

FOREIGN CURRENCY CONTRACTS OUTSTANDING AS OF JULY 31, 2010 WERE AS FOLLOWS:

                        PRINCIPAL                                      NET
CONTRACTS                AMOUNT                                     UNREALIZED
TO BUY OR              COVERED BY                                 APPRECIATION
TO SELL     CURRENCY    CONTRACTS   EXPIRATION    COUNTERPARTY   (DEPRECIATION)*
--------------------------------------------------------------------------------
   Sell       DKK      16,030,489     08/10           BBH        $        11,100
   Buy        EUR      10,000,000     08/10           BBH                607,520
   Sell       EUR      10,000,000     08/10           BBH               (283,920)
   Buy        TRY       4,529,944     08/10           BBH                 10,928
   Sell       GBP          11,556     08/10           HSBC                   (60)
                                                                 ---------------
                                                                 $       345,568
                                                                 ===============

*     The primary risk exposure is foreign exchange contracts.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

        The accompanying notes are an integral part of the financial statements.

76 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2010

INTERNATIONAL OPPORTUNITIES FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of July 31, 2010 is as follows (see Note 2- significant accounting policies in the notes to financial statements):

                                                                     LEVEL 2        LEVEL 3
                                     TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                      VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                      07/31/10         PRICE          INPUTS        INPUTS
                                   -------------   ------------    -----------   ------------
Assets:
   Common Stock*                   $ 214,963,329   $214,963,329    $        --   $         --
   Preferred Stock*                      420,855        420,855             --             --
   Warrants*                               3,182          3,182             --             --
   Exchange Traded Funds*              3,106,600      3,106,600             --             --
   Repurchase Agreements              16,739,039             --     16,739,039             --
   Derivatives (1)
      Foreign Exchange Contracts         629,548             --        629,548             --
Liabilities:
   Derivatives (1)                                                          --             --
      Foreign Exchange Contracts        (283,920)            --       (283,920)            --
                                   -------------   ------------    -----------   ------------
Total:                             $ 235,578,633   $218,493,966    $17,084,667   $         --
                                   =============   ============    ===========   ============

*     See schedule of investments detail for country breakout.

(1)   Investments in derivatives include open foreign currency contracts.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 77

SCHEDULE OF INVESTMENTS
JULY 31, 2010

LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 93.8%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 10.8%
      Carnival                                             20,197   $    700,432
      International Game Technology                        20,489        312,252
      Kohl's *                                             32,238      1,537,430
      Las Vegas Sands *                                    45,267      1,215,872
      NIKE, Cl B                                           15,007      1,105,115
      Nordstrom                                            22,159        753,406
      Staples                                              37,724        766,929
      Starwood Hotels & Resorts Worldwide                  23,973      1,161,492
      Tiffany & Co.                                        17,314        728,400
      Yum! Brands                                          24,035        992,646
                                                                    ------------
                                                                       9,273,974
                                                                    ------------
   CONSUMER STAPLES - 13.1%
      Anheuser-Busch InBev NV, SP ADR                       9,202        488,258
      Avon Products                                        26,920        838,020
      Coca-Cola                                            41,962      2,312,526
      CVS Caremark                                         43,157      1,324,488
      Kellogg                                              12,405        620,870
      Mead Johnson Nutrition                                8,915        473,743
      Philip Morris International                          44,814      2,287,306
      Procter & Gamble                                      9,883        604,444
      Wal-Mart Stores                                      46,289      2,369,534
                                                                    ------------
                                                                      11,319,189
                                                                    ------------
   ENERGY - 7.6%
      BG Group PLC, SP ADR                                 13,362      1,081,654
      Cameron International *                              20,505        811,793
      Occidental Petroleum                                 21,285      1,658,740
      QEP Resources *                                      15,883        546,693
      Schlumberger                                         29,757      1,775,303
      Suncor Energy (Canada)                               21,909        721,902
                                                                    ------------
                                                                       6,596,085
                                                                    ------------
   FINANCIALS - 5.3%
      Goldman Sachs Group                                   9,991      1,506,843
      Greenhill & Co.                                       6,287        427,830
      Hanover Insurance Group                              41,132      1,802,815
      JPMorgan Chase                                       21,596        869,887
                                                                    ------------
                                                                       4,607,375
                                                                    ------------
   HEALTH CARE - 6.7%
      Gilead Sciences *                                    40,865      1,361,622
      Johnson & Johnson                                    31,203      1,812,582
      Merck                                                37,645      1,297,247
      Zimmer Holdings *                                    25,190      1,334,818
                                                                    ------------
                                                                       5,806,269
                                                                    ------------
   INDUSTRIAL - 12.7%
      3M                                                   17,046      1,458,115
      Danaher                                              55,146      2,118,158
      Deere                                                15,837      1,056,011
      Donaldson                                            30,829      1,463,453

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      Emerson Electric                                     11,442   $    566,837
      Expeditors International of Washington               41,831      1,783,674
      Rockwell Collins                                     22,754      1,300,619
      Stericycle *                                         18,594      1,171,422
                                                                    ------------
                                                                      10,918,289
                                                                    ------------
   INFORMATION TECHNOLOGY - 30.1%
      Accenture, Cl A ++                                   13,070        518,095
      Analog Devices                                       31,479        935,241
      Apple *                                              17,887      4,601,431
      Autodesk *                                           19,634        579,988
      Broadcom, Cl A                                       38,960      1,403,729
      Cisco Systems *                                     168,975      3,898,253
      Citrix Systems *                                     21,616      1,189,312
      EMC *                                                30,168        597,025
      Google, Cl A *                                        6,841      3,316,859
      Intel                                               109,405      2,253,743
      Linear Technology                                    43,469      1,385,792
      Microsoft                                            69,794      1,801,383
      Oracle                                               86,326      2,040,747
      QUALCOMM                                             39,247      1,494,526
                                                                    ------------
                                                                      26,016,124
                                                                    ------------
   MATERIALS - 6.0%
      Ecolab                                               45,585      2,229,562
      Praxair                                              29,956      2,600,780
      Weyerhaeuser                                         21,242        344,545
                                                                    ------------
                                                                       5,174,887
                                                                    ------------
   UTILITIES - 1.5%
      ITC Holdings                                          9,567        542,831
      Questar                                              15,883        261,275
      Wisconsin Energy                                      8,562        464,745
                                                                    ------------
                                                                       1,268,851
                                                                    ------------
      TOTAL COMMON STOCK
         (Cost $71,938,003)                                           80,981,043
                                                                    ------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 3.8%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                           3,286,926      3,286,926
                                                                    ------------
      TOTAL REGISTERED INVESTMENT COMPANY
        (Cost $3,286,926)                                              3,286,926
                                                                    ------------
   TOTAL INVESTMENTS - 97.6%
      (Cost $75,224,929)                                              84,267,969
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 2.4%                              2,067,699
                                                                    ------------
   NET ASSETS - 100.0%                                              $ 86,335,668
                                                                    ============

        The accompanying notes are an integral part of the financial statements.

78 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2010

LARGE CAP GROWTH FUND (CONCLUDED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*      NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
PLC    - PUBLIC LIABILITY COMPANY
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

A summary of the inputs used to value the Fund's net assets as of July 31, 2010 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                              LEVEL 2        LEVEL 3
                               TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                07/31/10         PRICE         INPUTS        INPUTS
                              ------------   ------------   -----------   ------------
Investments in Securities *   $ 84,267,969   $ 84,267,969   $        --   $         --
                              ============   ============   ===========   ============

* See schedule of investments detail for industry and security type breakouts.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 79

SCHEDULE OF INVESTMENTS
JULY 31, 2010

LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 98.1%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 7.6%
      Autoliv * ++                                         25,800   $  1,481,952
      Cooper Tire & Rubber                                 60,800      1,313,888
      H&R Block                                            68,000      1,066,240
      Office Depot *                                      242,200      1,046,304
      Pulte Group *                                       103,600        909,608
      Time Warner Cable                                    45,000      2,572,650
      Viacom, Cl B                                         33,500      1,106,840
                                                                    ------------
                                                                       9,497,482
                                                                    ------------
   CONSUMER STAPLES - 7.9%
      Altria Group                                         84,200      1,865,872
      Archer-Daniels-Midland                               34,000        930,240
      CVS Caremark                                         67,000      2,056,230
      Heineken ADR                                         82,300      1,859,157
      Kraft Foods, Cl A                                   107,200      3,131,312
                                                                    ------------
                                                                       9,842,811
                                                                    ------------
   ENERGY - 17.9%
      Apache                                               21,200      2,026,296
      BP PLC, SP ADR                                       40,100      1,542,647
      CONSOL Energy                                        36,800      1,379,264
      Exxon Mobil                                          94,600      5,645,728
      Halliburton                                          78,300      2,339,604
      Pride International *                                82,500      1,962,675
      QEP Resources *                                      81,100      2,791,462
      Suncor Energy (Canada)                               75,100      2,474,545
      Williams                                            110,000      2,135,100
                                                                    ------------
                                                                      22,297,321
                                                                    ------------
   FINANCIALS - 25.0%
      ACE ++                                               24,050      1,276,574
      Annaly Capital Management REIT                       75,000      1,305,000
      Bank of America                                     266,800      3,745,872
      Bank of New York Mellon                              40,700      1,020,349
      Berkshire Hathaway, Cl B *                           24,500      1,913,940
      CIT Group *                                          36,600      1,330,776
      Goldman Sachs Group                                  12,650      1,907,873
      Hanover Insurance Group                              57,050      2,500,502
      JPMorgan Chase                                      116,850      4,706,718
      Marsh & McLennan                                     51,900      1,220,688
      MetLife                                              50,850      2,138,751
      MGIC Investment *                                   153,000      1,314,270
      Moody's                                              81,450      1,918,147
      Wells Fargo                                         172,800      4,791,744
                                                                    ------------
                                                                      31,091,204
                                                                    ------------
   HEALTH CARE - 12.3%
      Baxter International                                 26,600      1,164,282
      Boston Scientific *                                 317,900      1,780,240
      GlaxoSmithKline PLC, SP ADR                          61,000      2,145,370

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   HEALTH CARE - (CONTINUED)
      Merck                                                73,900   $  2,546,594
      Pfizer                                              304,950      4,574,250
      UnitedHealth Group                                  102,300      3,115,035
                                                                    ------------
                                                                      15,325,771
                                                                    ------------
   INDUSTRIAL - 12.7%
      Avis Budget Group *                                  60,350        744,719
      Cooper Industries, Cl A ++                           24,000      1,083,600
      CSX                                                  16,350        861,972
      General Electric                                    130,500      2,103,660
      Harsco                                               41,450        959,982
      Honeywell International                              37,350      1,600,821
      Jardine Matheson Holdings, ADR                       37,750      1,579,838
      Lockheed Martin                                      14,850      1,115,978
      Schindler Holding AG, COP (Switzerland)              26,000      2,331,189
      Tyco International ++                                43,100      1,649,868
      United Technologies                                  23,900      1,699,290
                                                                    ------------
                                                                      15,730,917
                                                                    ------------
   INFORMATION TECHNOLOGY - 6.0%
      DST Systems                                          29,750      1,222,130
      Intel                                                81,600      1,680,960
      Microsoft                                            94,000      2,426,140
      Nokia, SP ADR                                       104,700        995,697
      Western Union                                        69,200      1,123,116
                                                                    ------------
                                                                       7,448,043
                                                                    ------------
   MATERIALS - 4.3%
      Crown Holdings *                                     48,100      1,338,623
      Rio Tinto, SP ADR                                    38,450      1,996,324
      Vulcan Materials                                     33,200      1,501,968
      Weyerhaeuser                                         29,750        482,545
                                                                    ------------
                                                                       5,319,460
                                                                    ------------
   TELECOMMUNICATION SERVICES - 3.3%
      Sprint Nextel *                                     302,050      1,380,368
      Vodafone Group PLC, SP ADR                          113,650      2,668,502
                                                                    ------------
                                                                       4,048,870
                                                                    ------------
   UTILITIES - 1.1%
      Questar                                              80,650      1,326,692
                                                                    ------------
      TOTAL COMMON STOCK
         (Cost $131,672,126)                                         121,928,571
                                                                    ------------

      The accompanying notes are an integral part of the financial statements.

80 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2010

LARGE CAP VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 0.2%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.200%, dated 07/30/10, matures on
         08/02/10, repurchase price $252,144
         (collateralized by a U.S. Treasury Note
         obligation, par value $255,000,
         1.125%, 12/15/12, total market
         value $257,745)                                $ 252,140   $    252,140
                                                                    ------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $252,140)                                                 252,140
                                                                    ------------
   TOTAL INVESTMENTS - 98.3%
      (Cost $131,924,266)                                            122,180,711
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 1.7%                              2,070,917
                                                                    ------------
   NET ASSETS - 100.0%                                              $124,251,628
                                                                    ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*      NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
COP    - CERTIFICATES OF PARTICIPATION
PLC    - PUBLIC LIABILITY COMPANY
REIT   - REAL ESTATE INVESTMENT TRUST
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

A summary of the inputs used to value the Fund's net assets as of July 31, 2010 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                            LEVEL 2        LEVEL 3
                            TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                             VALUE AT         QUOTED       OBSERVABLE   UNOBSERVABLE
                             07/31/10         PRICE          INPUTS        INPUTS
                          -------------   -------------   -----------   ------------
   Common Stock *         $ 121,928,571   $ 121,928,571   $        --   $         --
   Repurchase Agreement         252,140              --       252,140             --
                          -------------   -------------   -----------   ------------
Total:                    $ 122,180,711   $ 121,928,571   $   252,140   $         --
                          =============   =============   ===========   ============

*     See schedule of investments detail for industry type breakout.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 81

SCHEDULE OF INVESTMENTS
JULY 31, 2010

NYSE ARCA TECH 100 INDEX FUND

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 100.0%+
--------------------------------------------------------------------------------
   HEALTH CARE - 17.7%
     Amgen *                                               57,710   $  3,146,926
     AstraZeneca PLC, SP ADR                               57,710      2,910,892
     Biogen Idec *                                         57,710      3,224,835
     Biovail ++                                            57,710      1,263,272
     Boston Scientific *                                   57,710        323,176
     Bristol-Myers Squibb                                  57,710      1,438,133
     CONMED *                                              57,710      1,109,763
     Genzyme *                                             57,710      4,014,308
     Kinetic Concepts *                                    57,710      2,049,282
     Life Technologies *                                   57,710      2,480,953
     Medtronic                                             57,710      2,133,539
     Novartis AG, ADR                                      57,710      2,812,785
     St. Jude Medical *                                    57,710      2,121,997
     Thermo Fisher Scientific *                            57,710      2,588,871
     ViroPharma *                                          57,710        760,041
                                                                    ------------
                                                                      32,378,773
                                                                    ------------
   INDUSTRIAL - 6.1%
     Goodrich                                              57,710      4,205,328
     Lockheed Martin                                       57,710      4,336,907
     Raytheon                                              57,710      2,670,242
                                                                    ------------
                                                                      11,212,477
                                                                    ------------
   INFORMATION TECHNOLOGY - 75.1%
     ADC Telecommunications *                              57,710        734,648
     Adobe Systems *                                       57,710      1,657,431
     Agilent Technologies *                                57,710      1,611,840
     Altera                                                57,710      1,599,721
     Amdocs * ++                                           57,710      1,577,214
     Analog Devices                                        57,710      1,714,564
     Apple *                                               57,710     14,845,897
     Applied Materials                                     57,710        680,978
     Arris Group *                                         57,710        537,857
     Autodesk *                                            57,710      1,704,753
     Automatic Data Processing                             57,710      2,381,692
     BMC Software *                                        57,710      2,053,322
     Broadcom, Cl A                                        57,710      2,079,291
     CA                                                    57,710      1,128,808
     Check Point Software Technologies * ++                57,710      1,963,294
     Ciena *                                               57,710        755,424
     Cisco Systems *                                       57,710      1,331,370
     Citrix Systems *                                      57,710      3,175,204
     Computer Sciences                                     57,710      2,615,994
     Compuware *                                           57,710        472,068
     Comtech Telecommunications *                          57,710      1,244,805
     Corning                                               57,710      1,045,705
     Cypress Semiconductor *                               57,710        611,726
     Dell *                                                57,710        764,080
     Digital River *                                       57,710      1,517,196

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
     DST Systems                                           57,710   $  2,370,727
     eBay *                                                57,710      1,206,716
     EMC *                                                 57,710      1,142,081
     Emulex *                                              57,710        502,077
     F5 Networks *                                         57,710      5,068,669
     Harmonic *                                            57,710        402,239
     Harris                                                57,710      2,569,826
     Hewlett-Packard                                       57,710      2,656,968
     Intel                                                 57,710      1,188,826
     InterDigital *                                        57,710      1,574,906
     International Business Machines                       57,710      7,409,964
     Ixia *                                                57,710        633,656
     j2 Global Communications *                            57,710      1,357,916
     JDS Uniphase *                                        57,710        626,153
     Juniper Networks *                                    57,710      1,603,184
     KLA-Tencor                                            57,710      1,827,676
     Lam Research *                                        57,710      2,434,785
     Linear Technology                                     57,710      1,839,795
     LSI *                                                 57,710        232,571
     McAfee *                                              57,710      1,910,201
     MEMC Electronic Materials *                           57,710        551,708
     Microsoft                                             57,710      1,489,495
     Motorola *                                            57,710        432,248
     National Semiconductor                                57,710        796,398
     NetApp *                                              57,710      2,441,133
     Nokia, SP ADR                                         57,710        548,822
     Novell *                                              57,710        348,568
     Novellus Systems *                                    57,710      1,541,434
     Open Text *                                           57,710      2,279,545
     Oracle                                                57,710      1,364,264
     Parametric Technology *                               57,710      1,035,317
     Polycom *                                             57,710      1,712,833
     Progress Software *                                   57,710      1,725,529
     QLogic *                                              57,710        918,743
     QUALCOMM                                              57,710      2,197,597
     RealNetworks *                                        57,710        191,597
     Red Hat *                                             57,710      1,855,376
     Salesforce.com *                                      57,710      5,710,405
     SanDisk *                                             57,710      2,521,927
     SAP, ADR                                              57,710      2,647,158
     Seagate Technology *                                  57,710        724,261
     Standard Microsystems *                               57,710      1,270,774
     Symantec *                                            57,710        748,499
     Synopsys *                                            57,710      1,260,386
     Tellabs                                               57,710        402,816
     Teradata *                                            57,710      1,835,178
     Teradyne *                                            57,710        620,960
     Tessera Technologies *                                57,710        979,916
     Texas Instruments                                     57,710      1,424,860

      The accompanying notes are an integral part of the financial statements.

82 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2010

NYSE ARCA TECH 100 INDEX FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
     VASCO Data Security International *                   57,710   $    367,613
     VeriSign *                                            57,710      1,624,537
     Websense *                                            57,710      1,071,098
     Western Digital *                                     57,710      1,522,967
     Xerox Corp                                            57,710        562,095
     Xilinx                                                57,710      1,611,263
     Yahoo! *                                              57,710        801,015
                                                                    ------------
                                                                     137,502,153
                                                                    ------------
   TELECOMMUNICATION SERVICES - 1.1%
     Telephone and Data Systems                            57,710      1,969,642
                                                                    ------------
     TOTAL COMMON STOCK
       (Cost $143,719,684)                                           183,063,045
                                                                    ------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 0.1%
--------------------------------------------------------------------------------
     Dreyfus Cash Management                              186,214        186,214
                                                                    ------------
     TOTAL REGISTERED INVESTMENT COMPANY
       (Cost $186,214)                                                   186,214
                                                                    ------------
   TOTAL INVESTMENTS - 100.1%
     (Cost $143,905,898)                                             183,249,259
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - (0.1)%                             (102,243)
                                                                    ------------
   NET ASSETS - 100.0%                                              $183,147,016
                                                                    ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*      NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
PLC    - PUBLIC LIABILITY COMPANY
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

A summary of the inputs used to value the Fund's net assets as of July 31, 2010 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                                   LEVEL 2       LEVEL 3
                                    TOTAL FAIR      LEVEL 1      SIGNIFICANT   SIGNIFICANT
                                     VALUE AT       QUOTED        OBSERVABLE   UNOBSERVABLE
                                     07/31/10        PRICE          INPUTS       INPUTS
                                   ------------   ------------   -----------   ------------
Investments in Securities *        $183,249,259   $183,249,259   $        --   $         --
                                   ============   ============   ===========   ============

* See schedule of investments detail for industry and security type breakouts.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 83

SCHEDULE OF INVESTMENTS
JULY 31, 2010

SMALL CAP ADVANTAGE FUND

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 97.4%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 13.7%
     AFC Enterprises *                                     25,000   $    236,750
     American Axle & Manufacturing Holdings *              23,500        218,785
     Biglari Holdings *                                       300         87,150
     Columbia Sportswear                                   10,400        509,704
     Cracker Barrel Old Country Store                       6,600        323,268
     Dillard's, Cl A                                        6,000        138,840
     Harte-Hanks                                           14,400        162,432
     HOT Topic                                             18,300         96,807
     Lincoln Educational Services *                         3,400         71,706
     Oxford Industries                                     10,600        237,440
     Perry Ellis International *                            3,700         82,843
     Pinnacle Entertainment *                               8,000         86,800
     Red Robin Gourmet Burgers *                            4,100         87,494
     Skechers U.S.A., Cl A *                                3,300        122,397
     Standard Pacific *                                    17,500         70,000
     Tenneco *                                              5,100        140,760
     Texas Roadhouse *                                      8,800        118,624
     Timberland, Cl A *                                    15,200        267,824
     Volcom *                                               5,600         91,112
     Warnaco Group *                                        3,100        129,487
                                                                    ------------
                                                                       3,280,223
                                                                    ------------
   CONSUMER STAPLES - 1.5%
     Spectrum Brands Holdings *                             3,700        107,300
     United Natural Foods *                                 4,900        165,277
     USANA Health Sciences *                                2,100
                                                                          87,990
                                                                    ------------
                                                                         360,567
                                                                    ------------
   ENERGY - 4.5%
     Basic Energy Services *                                9,100         85,267
     Complete Production Services *                        21,200        408,100
     ION Geophysical *                                     45,900        201,501
     PetroQuest Energy *                                   10,100         67,064
     Swift Energy *                                         5,500        142,615
     TETRA Technologies *                                   5,900         61,478
     Western Refining *                                    19,900        105,470
                                                                    ------------
                                                                       1,071,495
                                                                    ------------

   FINANCIALS - 21.4%
     1st United Bancorp *                                  14,600        108,624
     Agree Realty REIT                                      5,200        120,120
     Ashford Hospitality Trust REIT *                      15,200        133,608
     Bank Mutual                                            9,500         55,860
     BioMed Realty Trust REIT                              15,300        276,012
     Brookline Bancorp                                      6,600         63,888
     CBL & Associates Properties REIT                      17,000        239,190
     Cohen & Steers                                        14,200        316,660
     Colonial Properties Trust REIT                         9,700        156,364
     Cousins Properties REIT                               11,500         78,775
     Developers Diversified Realty REIT                    13,700        155,495
     Employers Holdings                                     4,400         68,376
     Extra Space Storage REIT                              35,200        545,952

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
     Financial Engines *                                    6,400   $     93,760
     First Cash Financial Services *                        4,100         98,318
     First Interstate BancSystem                           22,900        304,570
     First Potomac Realty Trust REIT                        6,400         99,200
     Hallmark Financial Services *                         10,400        105,456
     Hudson Valley Holding                                  4,200         81,312
     Infinity Property & Casualty                           2,300        110,492
     Investors Bancorp *                                    6,400         84,032
     Kilroy Realty REIT                                     2,000         67,160
     LaBranche *                                           24,000         90,960
     Navigators Group *                                     7,500        319,725
     Nelnet, Cl A                                           6,900        139,104
     Parkway Properties REIT                               13,500        225,585
     Platinum Underwriters Holdings ++                      1,700         66,436
     PMA Capital, Cl A *                                   10,300         69,113
     Sierra Bancorp                                        11,500        136,275
     Sovran Self Storage REIT                               4,500        165,600
     Trustmark                                              9,600        211,200
     United Bankshares                                      3,400         86,802
     Westamerica Bancorporation                             4,400        236,544
                                                                    ------------
                                                                       5,110,568
                                                                    ------------

   HEALTH CARE - 13.8%
     Accretive Health *                                     7,800         92,742
     Alkermes *                                             5,200         67,080
     AMERIGROUP *                                           9,900        354,024
     Centene *                                              9,700        206,707
     CONMED *                                               7,800        149,994
     Cyberonics *                                           6,600        157,212
     Healthspring *                                         6,800        127,840
     InterMune *                                            8,400         81,984
     Kendle International *                                 5,800         71,398
     Magellan Health Services *                             1,700         71,553
     Medicis Pharmaceutical, Cl A                           7,500        190,125
     Medidata Solutions *                                  19,200        289,536
     Molina Healthcare *                                    5,600        166,936
     Nabi Biopharmaceuticals *                             29,000        165,880
     NPS Pharmaceuticals *                                 17,500        121,100
     Omeros *                                               9,500         68,875
     Osiris Therapeutics *                                 14,100        112,095
     Par Pharmaceutical *                                   5,900        155,760
     Savient Pharmaceuticals *                              5,500         75,350
     Sirona Dental Systems *                                6,300        193,914
     STERIS                                                 6,900        219,351
     ViroPharma *                                          13,400        176,478
                                                                    ------------
                                                                       3,315,934
                                                                    ------------

   INDUSTRIAL - 15.7%
     AAR *                                                  5,800         97,440
     Actuant, Cl A                                         17,800        367,036
     Administaff                                            5,400        140,724
     Alaska Air Group *                                     4,600        237,314

        The accompanying notes are an integral part of the financial statements.

84 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2010

SMALL CAP ADVANTAGE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
     AMERCO *                                               1,600   $    109,072
     American Railcar Industries *                         17,700        241,605
     American Reprographics *                              16,300        145,070
     AO Smith                                               1,500         82,020
     Applied Industrial Technologies                        5,400        151,200
     Atlas Air Worldwide Holdings *                         3,600        210,528
     AZZ                                                    1,600         69,648
     Barnes Group                                           3,600         66,168
     Blount International *                                10,100        107,565
     CDI                                                    8,700        146,160
     Consolidated Graphics *                                3,200        137,504
     Deluxe                                                 8,100        166,698
     Encore Wire                                            3,600         76,608
     Force Protection *                                    58,200        260,154
     Granite Construction                                   4,100         95,325
     Griffon *                                              4,800         65,088
     Knoll                                                 24,400        342,332
     Ladish *                                               3,500        102,935
     Layne Christensen *                                    3,300         83,193
     Sykes Enterprises *                                    5,500         87,175
     United Stationers *                                    3,100        167,865
                                                                    ------------
                                                                       3,756,427
                                                                    ------------

   INFORMATION TECHNOLOGY - 20.2%
     Acxiom *                                              10,700        164,138
     Anaren *                                               7,700        121,814
     Aspen Technology *                                     5,100         55,743
     ATMI *                                                12,800        189,952
     Benchmark Electronics *                               26,100        435,870
     BigBand Networks *                                    22,000         68,640
     Blackbaud                                              2,700         63,963
     Cirrus Logic *                                         8,300        161,850
     Diodes *                                               7,100        125,528
     Fair Isaac                                             3,600         85,860
     Internet Capital Group *                              21,000        176,820
     Kenexa *                                              13,500        162,405
     LogMeIn *                                             12,500        356,250
     Manhattan Associates *                                16,100        432,446
     MaxLinear, Cl A *                                      4,100         51,291
     MicroStrategy, Cl A *                                  1,400        116,186
     NETGEAR *                                             10,300        247,200
     OmniVision Technologies *                              5,300        118,243
     Progress Software *                                    3,700        110,630
     Spansion, Cl A *                                       3,600         60,552
     Stamps.com *                                           9,900        108,306
     TeleTech Holdings *                                   20,800        289,120
     TIBCO Software *                                      43,000        583,080
     ValueClick *                                          15,900        174,105
     VeriFone Systems *                                    12,300        269,124
     Wright Express *                                       3,000        104,970
                                                                    ------------
                                                                       4,834,086
                                                                    ------------

--------------------------------------------------------------------------------
Description                                            Shares/Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   MATERIALS - 4.6%
     AEP Industries *                                       2,500   $     72,250
     Capital Gold *                                        15,100         56,323
     Century Aluminum *                                     7,000         73,010
     Domtar ++                                              2,400        140,400
     Innospec *                                             6,300         69,300
     Kraton Performance Polymers *                          6,000        140,760
     Minerals Technologies                                  2,200        114,774
     Rockwood Holdings *                                    2,400         70,104
     Stillwater Mining *                                   17,300        238,221
     U.S. Energy *                                         12,200         58,560
     U.S. Gold *                                           12,300         60,885
                                                                    ------------
                                                                       1,094,587
                                                                    ------------

   TELECOMMUNICATION SERVICES - 0.3%
     Alaska Communications Systems Group                    7,600         70,376
                                                                    ------------
   UTILITIES - 1.7%
     Nicor                                                  5,700        249,603
     NorthWestern                                           2,700         76,140
     Portland General Electric                              4,200         80,220
                                                                    ------------
                                                                         405,963
                                                                    ------------
     TOTAL COMMON STOCK
       (Cost $20,928,491)                                             23,300,226
                                                                    ------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 2.1%
--------------------------------------------------------------------------------
     Credit Suisse Securities (USA)0.200%, dated
       07/30/10, matures on 08/02/10, repurchase
       price $494,166 (collateralized by a U.S.
       Treasury Note obligation, par value
       $500,000,1.125% 12/15/12, total
       marketvalue $505,382)                            $ 494,158        494,158
                                                                    ------------
     TOTAL REPURCHASE AGREEMENT
       (Cost $494,158)                                                   494,158
                                                                    ------------
   TOTAL INVESTMENTS - 99.5%
     (Cost $21,422,649)                                               23,794,384
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 0.5%                                119,664
                                                                    ------------
   NET ASSETS - 100.0%                                              $ 23,914,048
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 85

SCHEDULE OF INVESTMENTS
JULY 31, 2010

SMALL CAP ADVANTAGE FUND (CONCLUDED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
*    NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CL   - CLASS
REIT - REAL ESTATE INVESTMENT TRUST

FUTURES - A SUMMARY OF THE OPEN FUTURES CONTRACTS HELD BY THE FUND AT JULY 31, 2010 IS AS FOLLOWS:

LONG FUTURES           NUMBER OF   EXPIRATION                     UNREALIZED
OUTSTANDING            CONTRACTS      DATE      COUNTERPARTY    DEPRECIATION*
-----------------------------------------------------------------------------
Russell 2000                       September
  Mini Index Futures         7        2010         GSC          $      (1,894)

*     The primary risk exposure is equity contracts.

A summary of the inputs used to value the Fund's net assets as of July 31, 2010 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                        LEVEL 2        LEVEL 3
                         TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                          VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                          07/31/10        PRICE          INPUTS        INPUTS
                       -------------   ------------   -----------   ------------
Common Stocks *        $  23,300,226   $ 23,300,226   $        --   $         --
Repurchase Agreement         494,158             --       494,158             --
Derivatives (1)
   Equity Contracts           (1,894)        (1,894)           --             --
                       -------------   ------------   -----------   ------------
Total:                 $  23,792,490   $ 23,298,332   $   494,158   $         --
                       =============   ============   ===========   ============

*     See schedule of investments detail for industry breakout.

(1)   Investments in derivatives include open futures contracts.

        The accompanying notes are an integral part of the financial statements.

86 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2010

SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 99.5%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 12.9%
      American Greetings, Cl A (A)                         37,400   $    766,326
      Arctic Cat *                                         31,782        316,231
      Big Lots * (A)                                       12,300        422,013
      Blyth                                                 7,100        280,805
      Bob Evans Farms (A)                                  26,300        689,586
      Cabela's * (A)                                       43,200        673,488
      Callaway Golf (A)                                    42,300        285,525
      Cooper Tire & Rubber                                 33,600        726,096
      Cracker Barrel Old Country Store                     19,300        945,314
      Journal Communications, Cl A *                       70,900        337,484
      National Presto Industries                            3,800        387,562
      O'Charleys *                                         31,500        219,555
      RadioShack                                           28,200        607,428
      Rent-A-Center * (A)                                  16,000        351,840
      Ruby Tuesday * (A)                                   77,600        793,072
      Scholastic (A)                                       22,200        562,326
      Stage Stores                                         61,800        679,800
                                                                    ------------
                                                                       9,044,451
                                                                    ------------
   CONSUMER STAPLES - 5.3%
      Cal-Maine Foods (A)                                  11,800        372,762
      Chiquita Brands International * (A)                  23,900        350,852
      Corn Products International                          15,700        523,438
      Del Monte Foods                                      63,700        884,156
      Fresh Del Monte Produce * ++ (A)                     31,200        650,208
      Nash Finch (A)                                        6,200        243,784
      Universal (A)                                        16,600        736,210
                                                                    ------------
                                                                       3,761,410
                                                                    ------------
   ENERGY - 5.6%
      Allis-Chalmers Energy * (A)                          34,400         89,784
      Atwood Oceanics * (A)                                24,500        666,400
      Hornbeck Offshore Services *                         27,700        466,191
      Knightsbridge Tankers ++ (A)                         29,100        543,006
      Overseas Shipholding Group (A)                        8,900        349,147
      SEACOR Holdings *                                     4,700        389,253
      Tesoro                                               27,100        349,861
      USEC * (A)                                          119,000        658,070
      VAALCO Energy * (A)                                  73,100        436,407
                                                                    ------------
                                                                       3,948,119
                                                                    ------------
   FINANCIALS - 30.7%
      Allied World Assurance Company Holdings ++            7,000        348,740
      Alterra Capital Holdings ++                          20,000        387,000
      American Equity Investment Life Holding              41,200        444,960
      Anworth Mortgage Asset REIT (A)                      40,200        280,194
      Ares Capital                                          5,590         78,316
      Ashford Hospitality Trust REIT * (A)                 44,500        391,155
      Astoria Financial (A)                                50,500        668,620

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      Banco Latinoamericano de Exportaciones,
         Cl E ++                                           46,900   $    580,153
      BioMed Realty Trust REIT                             27,700        499,708
      Camden National (A)                                  11,554        361,063
      Capstead Mortgage REIT (A)                           50,000        585,000
      Cathay General Bancorp                               15,200        178,752
      CBL & Associates Properties REIT (A)                 12,245        172,287
      Cedar Shopping Centers REIT                          51,400        318,680
      Citizens Republic Bancorp *                               1              1
      CNA Surety *                                         19,500        336,375
      CNO Financial Group *                                76,600        411,342
      Commonwealth REIT (A)                                30,925        802,504
      Dime Community Bancshares                            27,200        356,320
      Dynex Capital REIT (A)                               25,800        250,260
      Encore Capital Group * (A)                           18,941        416,702
      First Bancorp (A)                                    38,629        644,718
      First Bancorp/ Puerto Rico * (A)                     54,100         30,567
      First Financial Holdings (A)                         11,000        138,380
      Flushing Financial (A)                               35,800        446,426
      GFI Group (A)                                        92,900        547,181
      Harleysville Group                                   11,200        352,576
      Hercules Technology Growth Capital (A)               44,000        460,240
      Horace Mann Educators                                47,900        805,678
      Huntington Bancshares                               118,700        719,322
      Independent Bank (A)                                 49,665         17,383
      Infinity Property & Casualty (A)                     10,500        504,420
      Integra Bank (A)                                     51,000         37,740
      International Bancshares (A)                         40,100        695,334
      Medical Properties Trust REIT (A)                    49,600        493,024
      Montpelier Re Holdings ++                            43,300        704,058
      Nelnet, Cl A (A)                                     39,400        794,304
      One Liberty Properties REIT (A)                      52,346        814,504
      Oriental Financial Group (A)                         56,100        794,376
      Parkway Properties REIT (A)                          21,500        359,265
      Pennantpark Investment                               33,100        347,881
      Presidential Life                                    28,351        278,123
      Protective Life                                      21,100        474,539
      RAIT Financial Trust REIT * (A)                      38,200         76,400
      Republic Bancorp, Cl A (A)                           20,218        501,002
      Safety Insurance Group                               15,900        623,280
      SeaBright Insurance Holdings                         22,600        185,094
      Selective Insurance Group (A)                        23,500        365,660
      Sierra Bancorp (A)                                   18,000        213,300
      StanCorp Financial Group (A)                         13,600        512,584
      Validus Holdings ++                                  13,500        335,340
      Walter Investment Management REIT (A)                14,200        245,234
         Whitney Holding (A)                               24,400        198,128
                                                                    ------------
                                                                      21,584,193
                                                                    ------------

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 87

SCHEDULE OF INVESTMENTS
JULY 31, 2010

SMALL CAP VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   HEALTH CARE - 7.0%
      Endo Pharmaceuticals Holdings *                      17,500   $    420,175
      Kendle International * (A)                           22,100        272,051
      Kindred Healthcare * (A)                             23,400        311,220
      Kinetic Concepts *                                    9,400        333,794
      Lumenis * ++                                             13             --
      Magellan Health Services *                           13,300        559,797
      Nighthawk Radiology Holdings *                       56,000        165,760
      Par Pharmaceutical *                                 32,700        863,280
      PDL BioPharma (A)                                    56,000        348,320
      PharMerica *                                         33,400        436,204
      Skilled Healthcare Group, Cl A * (A)                 54,300        144,438
      Universal American Financial * (A)                   56,961        953,527
      Universal Health Services, Cl B                       4,000        143,880
                                                                    ------------
                                                                       4,952,446
                                                                    ------------
   INDUSTRIAL - 15.0%
      Alaska Air Group *                                   10,400        536,537
      Ampco-Pittsburgh (A)                                 21,600        518,616
      AO Smith (A)                                         11,600        634,288
      ATC Technology *                                     21,800        522,764
      Crane                                                16,600        589,964
      Deluxe (A)                                           46,200        950,796
      Dycom Industries *                                   52,400        474,220
      EMCOR Group *                                        30,700        798,507
      Ennis (A)                                            44,500        752,940
      EnPro Industries *                                   26,500        793,675
      Esterline Technologies * (A)                         11,200        574,896
      Genco Shipping & Trading * (A)                       13,900        232,130
      Hubbell, Cl B                                         7,100        335,049
      Mueller Industries (A)                               15,600        385,631
      NACCO Industries, Cl A                                9,400        836,976
      PAM Transportation Services *                        43,452        635,268
      Ryder System                                          9,800        427,966
      Seaboard                                                110        166,980
      Teledyne Technologies *                               8,900        365,167
                                                                    ------------
                                                                      10,532,370
                                                                    ------------
   INFORMATION TECHNOLOGY - 10.8%
      Arris Group * (A)                                    47,800        445,496
      Benchmark Electronics * (A)                          19,700        328,990
      Black Box                                             9,123        277,704
      CIBER * (A)                                         121,000        402,930
      Convergys * (A)                                      64,000        714,880
      CSG Systems International * (A)                      36,600        690,276
      CTS (A)                                              82,200        768,570
      Fairchild Semiconductor International *              36,500        331,420
      Gerber Scientific * (A)                              53,200        305,368
      Imation *                                            29,100        271,212
      Multi-Fineline Electronix * (A)                      27,800        704,452
      RF Micro Devices * (A)                               98,000        408,660

--------------------------------------------------------------------------------
Description                                            Shares/Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Silicon Image * (A)                                  81,100   $    345,486
      Smart Modular Technologies WWH *                     62,300        337,043
      Tech Data * (A)                                      12,700        502,412
      United Online (A)                                   118,800        750,816
                                                                    ------------
                                                                       7,585,715
                                                                    ------------
   MATERIALS - 4.4%
      Glatfelter (A)                                       58,800        672,084
      NewMarket (A)                                         8,500        911,115
      OM Group *                                           11,100        299,700
      Rock-Tenn, Cl A                                      14,000        745,080
      Stepan (A)                                            6,700        442,267
                                                                    ------------
                                                                       3,070,246
                                                                    ------------
   TELECOMMUNICATION SERVICES - 1.4%
      Cincinnati Bell *                                   190,800        564,768
      Frontier Communications (A)                               1              8
      USA Mobility (A)                                     30,500        452,315
                                                                    ------------
                                                                       1,017,091
                                                                    ------------
   UTILITIES - 6.4%
      Avista (A)                                           37,100        776,132
      El Paso Electric * (A)                               38,400        825,600
      Energen                                              11,700        519,948
      Nicor (A)                                             9,300        407,247
      NorthWestern                                         16,100        454,020
      NV Energy                                            22,800        289,560
      Portland General Electric                            22,000        420,200
      Unisource Energy                                     13,600        439,008
      Vectren                                              15,100        374,027
                                                                    ------------
                                                                       4,505,742
                                                                    ------------
      TOTAL COMMON STOCK
         (Cost $76,888,149)                                           70,001,783
                                                                    ------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 42.8%
--------------------------------------------------------------------------------
      Bank of America (B)
         0.29%, dated 07/30/10, matures on
         08/02/10, repurchase price $7,000,169
         (collateralized by a corporate
         obligation, par value $11,799,092,
         0.00%, 08/15/15, total market
         value $7,350,000)                            $ 7,000,000      7,000,000
      Credit Suisse Securities (USA)
         0.200%, dated 07/30/10, matures on
         08/02/10, repurchase price $416,752
         (collateralized by a U.S. Treasury Note
         obligation, par value $425,000,
         1.125%,12/15/12, total market
         value $429,574)                                  416,745       416,745

        The accompanying notes are an integral part of the financial statements.

88 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2010

SMALL CAP VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
      Deutche Bank Securities, Inc. (B)
         0.20%, dated 07/30/10, matures on
         08/02/10, repurchase price
         $6,000,100 (collateralized by a
         corporate obligation, par value
         $10,179,879, 0.550%, 09/30/11,
         total market value $6,120,287)              $  6,000,000   $  6,000,000
      HSBC Securities (B)
         0.36%, dated 07/30/10, matures on
         08/02/10, repurchase price
         $7,000,210 (collateralized by a
         corporate obligation, par value
         $9,630,000, 4.45%, 06/24/20,
         total market value $7,350,629)                 7,000,000      7,000,000
      HSBC Securities (B)
         0.19%, dated 07/30/10, matures on
         08/02/10, repurchase price
         $2,736,891 (collateralized by a
         U.S. Treasury Note obligation,
         par value $4,080,000, 3.625%,
         08/15/19, total market
         value $2,793,453)                              2,736,848      2,736,848
      JPMorgan Chase & Co (B)
         0.34%, dated 07/30/10, matures on
         08/02/10, repurchase price
         $7,000,198 (collateralized by
         various corporate obligations, ranging
         in par value from $1,170,000 -
         $4,433,000, 5.500% - 7.300%,
         05/15/12 - 11/18/14, total market
         value $7,351,162)                              7,000,000      7,000,000
                                                                    ------------
         TOTAL REPURCHASE AGREEMENTS
         (Cost $30,153,593)                                           30,153,593
                                                                    ------------
   TOTAL INVESTMENTS - 142.3%
      (Cost $107,041,742)                                            100,155,376
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - (42.3)%                         (29,768,406)
                                                                    ------------
   NET ASSETS - 100.0%                                              $ 70,386,970
                                                                    ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*      NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2010. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2010 IS $28,643,081.

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

CL     - CLASS
REIT   - REAL ESTATE INVESTMENT TRUST

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

A summary of the inputs used to value the Fund's net assets as of July 31, 2010 is as follows (see Note 2- significant accounting policies in the notes to financial statements):

                                                                                            LEVEL 2       LEVEL 3
                                                            TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                                             VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                             07/31/10        PRICE          INPUTS        INPUTS
                                                           ------------   ------------   ------------   ------------
   Common Stock *                                          $ 70,001,783   $ 70,001,783   $         --   $         --
   Repurchase Agreements                                     30,153,593             --     30,153,593             --
                                                           ------------   ------------   ------------   ------------
Total:                                                     $100,155,376   $ 70,001,783   $ 30,153,593   $         --
                                                           ============   ============   ============   ============

*     See schedule of investments detail for industry breakout.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 89

SCHEDULE OF INVESTMENTS
JULY 31, 2010

VALUE MOMENTUM FUND

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 97.8%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 9.7%
     Comcast, Cl A                                        336,000   $  6,202,560
     Home Depot                                           166,000      4,732,660
     McGraw-Hill                                          150,400      4,615,776
     News, Cl A                                           421,800      5,504,490
     Time Warner                                          109,000      3,429,140
     Time Warner Cable                                     92,600      5,293,942
                                                                    ------------
                                                                      29,778,568
                                                                    ------------
   CONSUMER STAPLES - 14.6%
     Altria Group                                         165,900      3,676,344
     Diageo, ADR                                           85,400      5,967,752
     Heineken ADR                                         161,500      3,648,285
     Henkel KGaA, ADR                                      85,000      3,485,000
     Kraft Foods, Cl A                                    139,000      4,060,190
     Nestle, ADR                                          153,800      7,590,030
     Philip Morris International                          129,000      6,584,160
     Wal-Mart Stores                                       88,000      4,504,720
     Walgreens                                            183,000      5,224,650
                                                                    ------------
                                                                      44,741,131
                                                                    ------------
   ENERGY - 14.3%
     Apache                                                 5,450        520,911
     Chevron                                              141,900     10,814,199
     Exxon Mobil                                          156,600      9,345,888
     Halliburton                                           90,800      2,713,104
     Marathon Oil                                         181,000      6,054,450
     Peabody Energy                                        38,500      1,738,275
     QEP Resources *                                      135,000      4,646,700
     Suncor Energy (Canada)                               122,500      4,036,375
     Williams                                             202,700      3,934,407
                                                                    ------------
                                                                      43,804,309
                                                                    ------------
   FINANCIALS - 16.8%
     Bank of America                                      428,600      6,017,544
     Bank of New York Mellon                              151,800      3,805,626
     Berkshire Hathaway, Cl B *                           114,700      8,960,364
     Goldman Sachs Group                                   30,800      4,645,256
     Hanover Insurance Group                               97,900      4,290,957
     JPMorgan Chase                                       279,400     11,254,232
     Loews                                                 71,100      2,641,365
     MetLife                                               95,500      4,016,730
     Wells Fargo                                          207,800      5,762,294
                                                                    ------------
                                                                      51,394,368
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   HEALTH CARE - 7.4%
     Boston Scientific *                                  338,000   $  1,892,800
     Covidien PLC ++                                       69,800      2,604,936
     Johnson & Johnson                                     68,200      3,961,738
     Merck                                                221,300      7,625,998
     Pfizer                                               310,900      4,663,500
     UnitedHealth Group                                    63,300      1,927,485
                                                                    ------------
                                                                      22,676,457
                                                                    ------------
   INDUSTRIAL - 15.9%
     ABB, SP ADR *                                        170,000      3,430,600
     Deere                                                 38,800      2,587,184
     Dun & Bradstreet                                      47,900      3,274,444
     General Electric                                     672,500     10,840,700
     Honeywell International                              105,000      4,500,300
     Jardine Matheson Holdings, ADR                        50,500      2,113,425
     Lockheed Martin                                       45,000      3,381,750
     Schindler Holding AG, COP (Switzerland)               32,005      2,869,604
     Tyco International ++                                 66,100      2,530,308
     Union Pacific                                         58,500      4,368,195
     United Technologies                                   54,700      3,889,170
     Waste Management                                     147,300      5,000,835
                                                                    ------------
                                                                      48,786,515
                                                                    ------------
   INFORMATION TECHNOLOGY - 15.2%
     Accenture, Cl A ++                                    88,300      3,500,212
     Automatic Data Processing                             60,500      2,496,835
     Corning                                              222,600      4,033,512
     Hewlett-Packard                                       89,500      4,120,580
     Intel                                                243,500      5,016,100
     International Business Machines                       58,850      7,556,340
     Microsoft                                            514,800     13,286,988
     Nokia, SP ADR                                        125,100      1,189,701
     Teradata *                                            63,300      2,012,940
     Western Union                                        205,500      3,335,265
                                                                    ------------
                                                                      46,548,473
                                                                    ------------
   MATERIALS - 1.8%
     Dow Chemical                                          56,800      1,552,344
     Rio Tinto, SP ADR                                     46,000      2,388,320
     Weyerhaeuser                                         100,000      1,622,000
                                                                    ------------
                                                                       5,562,664
                                                                    ------------
   TELECOMMUNICATION SERVICES - 1.4%
     AT&T                                                 116,700      3,027,198
     Sprint Nextel *                                      261,600      1,195,512
                                                                    ------------
                                                                       4,222,710
                                                                    ------------
   UTILITIES - 0.7%
     Questar                                              133,800      2,201,010
                                                                    ------------
     TOTAL COMMON STOCK
       (Cost $279,411,959)                                           299,716,205
                                                                    ------------

        The accompanying notes are an integral part of the financial statements.

90 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2010

VALUE MOMENTUM FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 1.3%
--------------------------------------------------------------------------------
     Dreyfus Cash Management                            3,952,990   $  3,952,990
                                                                    ------------
     TOTAL REGISTERED INVESTMENT COMPANY
       (Cost $3,952,990)                                               3,952,990
                                                                    ------------
   TOTAL INVESTMENTS - 99.1%
     (Cost $283,364,949)                                             303,669,195
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 0.9%                              2,611,713
                                                                    ------------
   NET ASSETS - 100.0%                                              $306,280,908
                                                                    ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
*      NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
COP    - CERTIFICATES OF PARTICIPATION
PLC    - PUBLIC LIABILITY COMPANY
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

A summary of the inputs used to value the Fund's net assets as of July 31, 2010 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                   LEVEL 2        LEVEL 3
                                    TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                     VALUE AT         QUOTED      OBSERVABLE   UNOBSERVABLE
                                     07/31/10         PRICE        INPUTS         INPUTS
                                   ------------   ------------   -----------   ------------
Investments in Securities *        $303,669,195   $303,669,195   $        --   $         --
                                   ============   ============   ===========   ============

*     See schedule of investments detail for industry breakout.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 91

SCHEDULE OF INVESTMENTS
JULY 31, 2010

CAPITAL GROWTH ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 84.3%
--------------------------------------------------------------------------------
     HighMark Cognitive Value Fund,
       Fiduciary Shares - 0.6%                             26,276   $    246,206
     HighMark Core Equity Fund,
       Fiduciary Shares - 17.0%                           935,097      6,770,101
     HighMark Enhanced Growth Fund,
       Fiduciary Shares - 1.6%                             67,828        624,021
     HighMark Fundamental Equity Fund,
       Fiduciary Shares - 8.6%                            189,576      3,429,437
     HighMark Geneva Mid Cap Growth Fund,
       Fiduciary Shares - 1.3% *                           29,466        529,799
     HighMark Geneva Small Cap Growth Fund,
       Fiduciary Shares - 1.1% *                           17,382        424,990
     HighMark International Opportunities Fund,
       Fiduciary Shares - 13.4%                           845,574      5,352,482
     HighMark Large Cap Growth Fund,
       Fiduciary Shares - 6.6%                            299,182      2,635,798
     HighMark Large Cap Value Fund,
       Fiduciary Shares - 15.2%                           588,623      6,045,153
     HighMark Small Cap Advantage Fund,
       Fiduciary Shares - 10.5%                           288,237      4,190,969
     HighMark Small Cap Value Fund,
       Fiduciary Shares - 3.6%                            121,311      1,422,973
     HighMark Value Momentum Fund,
       Fiduciary Shares - 4.8%                            139,490      1,902,641
                                                                    ------------
     TOTAL AFFILIATED EQUITY REGISTERED
       INVESTMENT COMPANIES
       (Cost $35,822,234)                                             33,574,570
                                                                    ------------

--------------------------------------------------------------------------------
   AFFILIATED FIXED INCOME REGISTERED INVESTMENT COMPANIES - 5.9%
--------------------------------------------------------------------------------
     HighMark Bond Fund,
       Fiduciary Shares - 0.0%                                772          8,783
     HighMark Short Term Bond Fund,
       Fiduciary Shares - 5.9%                            232,227      2,347,815
                                                                    ------------
     TOTAL AFFILIATED FIXED INCOME REGISTERED
       INVESTMENT COMPANIES
       (Cost $2,309,370)                                               2,356,598
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED MONEY MARKET REGISTERED INVESTMENT COMPANY - 0.6%
--------------------------------------------------------------------------------
     HighMark Diversified Money Market Fund,
       Fiduciary Shares, 0.16% (A)                        262,523   $    262,523
                                                                    ------------
     TOTAL AFFILIATED MONEY MARKET REGISTERED
       INVESTMENT COMPANY
       (Cost $262,523)                                                   262,523
                                                                    ------------

--------------------------------------------------------------------------------
   EQUITY REGISTERED INVESTMENT COMPANIES - 7.9%
--------------------------------------------------------------------------------
     Fidelity Advisor Industrials Fund,
       Institutional Class - 1.2%                          20,889        465,825
     JPMorgan Small Cap Growth Fund,
       Institutional Class - 1.7% *                        71,359        659,357
     Lazard Emerging Markets Equity Portfolio,
       Institutional Class - 3.4%                          70,684      1,367,029
     Morgan Stanley Institutional Fund -
       U.S. Real Estate Portfolio,
       Institutional Class - 1.6%                          49,572        639,480
                                                                    ------------
     TOTAL EQUITY REGISTERED INVESTMENT COMPANIES
       (Cost $2,604,728)                                               3,131,691
                                                                    ------------

--------------------------------------------------------------------------------
   FIXED INCOME REGISTERED INVESTMENT COMPANY - 1.3%
--------------------------------------------------------------------------------
     Eaton Vance Income Fund of Boston,
       Institutional Class - 1.3%                          94,067        534,302
                                                                    ------------
     TOTAL FIXED INCOME REGISTERED
       INVESTMENT COMPANY
       (Cost $495,090)                                                   534,302
                                                                    ------------
   TOTAL INVESTMENTS - 100.0%
     (Cost $41,493,945)                                               39,859,684
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                                (14,923)
                                                                    ------------
   NET ASSETS - 100.0%                                              $ 39,844,761
                                                                    ============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

(A)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2010.

A summary of the inputs used to value the Fund's net assets as of July 31, 2010 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                   LEVEL 2        LEVEL 3
                                    TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                     VALUE AT         QUOTED      OBSERVABLE   UNOBSERVABLE
                                     07/31/10         PRICE         INPUTS        INPUTS
                                   ------------   ------------   -----------   ------------
Investments in Securities *        $ 39,859,684   $ 39,859,684   $        --   $         --
                                   ============   ============   ===========   ============

*     See schedule of investments detail for security type breakout.

        The accompanying notes are an integral part of the financial statements.

92 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2010

DIVERSIFIED EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 90.2%
--------------------------------------------------------------------------------
     HighMark Cognitive Value Fund,
       Fiduciary Shares - 0.7%                              5,473   $     51,280
     HighMark Core Equity Fund,
       Fiduciary Shares - 20.1%                           208,410      1,508,886
     HighMark Enhanced Growth Fund,
       Fiduciary Shares - 2.0%                             15,910        146,374
     HighMark Fundamental Equity Fund,
       Fiduciary Shares - 10.2%                            42,374        766,545
     HighMark Geneva Mid Cap Growth Fund,
       Fiduciary Shares - 1.5% *                            6,214        111,728
     HighMark Geneva Small Cap Growth Fund,
       Fiduciary Shares - 1.2% *                            3,655         89,365
     HighMark International Opportunities Fund,
       Fiduciary Shares - 14.0%                           166,416      1,053,412
     HighMark Large Cap Growth Fund,
       Fiduciary Shares - 5.1%                             43,257        381,094
     HighMark Large Cap Value Fund,
       Fiduciary Shares - 14.7%                           107,688      1,105,952
     HighMark Small Cap Advantage Fund,
       Fiduciary Shares - 11.4%                            58,868        855,941
     HighMark Small Cap Value Fund,
       Fiduciary Shares - 3.8%                             24,580        288,319
     HighMark Value Momentum Fund,
       Fiduciary Shares - 5.5%                             30,431        415,075
                                                                    ------------
     TOTAL AFFILIATED EQUITY REGISTERED
       INVESTMENT COMPANIES
       (Cost $6,071,195)                                               6,773,971
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED MONEY MARKET REGISTERED INVESTMENT COMPANY - 0.4%
--------------------------------------------------------------------------------
     HighMark Diversified Money Market Fund,
       Fiduciary Shares, 0.16% (A)                         29,722   $     29,722
                                                                    ------------
     TOTAL AFFILIATED MONEY MARKET REGISTERED
       INVESTMENT COMPANY
       (Cost $29,722)                                                     29,722
                                                                    ------------

--------------------------------------------------------------------------------
   EQUITY REGISTERED INVESTMENT COMPANIES - 9.6%
--------------------------------------------------------------------------------
     Fidelity Advisor Industrials Fund,
       Institutional Class - 1.5%                           4,958        110,563
     JPMorgan Small Cap Growth Fund,
       Institutional Class - 1.8% *                        14,382        132,885
     Lazard Emerging Markets Equity Portfolio,
       Institutional Class - 4.2%                          16,507        319,241
     Morgan Stanley Institutional Fund -
       U.S. Real Estate Portfolio,
       Institutional Class - 2.1%                          12,063        155,610
                                                                    ------------
     TOTAL EQUITY REGISTERED
       INVESTMENT COMPANIES
       (Cost $596,312)                                                   718,299
                                                                    ------------
   TOTAL INVESTMENTS - 100.2%
     (Cost $6,697,229)                                                 7,521,992
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - (0.2)%                              (11,705)
                                                                    ------------
   NET ASSETS - 100.0%                                              $  7,510,287
                                                                    ============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

(A)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2010.

A summary of the inputs used to value the Fund's net assets as of July 31, 2010 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                   LEVEL 2        LEVEL 3
                                    TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                     VALUE AT         QUOTED      OBSERVABLE   UNOBSERVABLE
                                     07/31/10         PRICE         INPUTS        INPUTS
                                   ------------   ------------   -----------   ------------
Investments in Securities *        $  7,521,992   $  7,521,992   $        --   $         --
                                   ============   ============   ===========   ============

*     See schedule of investments detail for security type breakout.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 93

SCHEDULE OF INVESTMENTS
JULY 31, 2010

GROWTH & INCOME ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 66.1%
--------------------------------------------------------------------------------
     HighMark Cognitive Value Fund,
       Fiduciary Shares - 0.5%                             22,616   $    211,910
     HighMark Core Equity Fund,
       Fiduciary Shares - 12.3%                           738,531      5,346,968
     HighMark Enhanced Growth Fund,
       Fiduciary Shares - 1.2%                             55,391        509,602
     HighMark Fundamental Equity Fund,
       Fiduciary Shares - 6.3%                            150,704      2,726,227
     HighMark Geneva Mid Cap Growth Fund,
       Fiduciary Shares - 1.2% *                           29,439        529,313
     HighMark Geneva Small Cap Growth Fund,
       Fiduciary Shares - 0.9% *                           15,505        379,097
     HighMark International Opportunities Fund,
       Fiduciary Shares - 11.1%                           757,646      4,795,897
     HighMark Large Cap Growth Fund,
       Fiduciary Shares - 5.6%                            273,571      2,410,157
     HighMark Large Cap Value Fund,
       Fiduciary Shares - 12.2%                           514,099      5,279,794
     HighMark Small Cap Advantage Fund,
       Fiduciary Shares - 8.5%                            252,064      3,665,005
     HighMark Small Cap Value Fund,
       Fiduciary Shares - 2.9%                            106,250      1,246,309
     HighMark Value Momentum Fund,
       Fiduciary Shares - 3.4%                            109,079      1,487,839
                                                                    ------------
     TOTAL AFFILIATED EQUITY REGISTERED
       INVESTMENT COMPANIES
       (Cost $26,748,174)                                             28,588,118
                                                                    ------------

--------------------------------------------------------------------------------
   AFFILIATED FIXED INCOME REGISTERED INVESTMENT COMPANIES - 22.5%
--------------------------------------------------------------------------------
     HighMark Bond Fund,
       Fiduciary Shares - 8.2%                            309,596      3,523,201
     HighMark Short Term Bond Fund,
       Fiduciary Shares - 14.3%                           611,187      6,179,101
                                                                    ------------
     TOTAL AFFILIATED FIXED INCOME REGISTERED
       INVESTMENT COMPANIES
       (Cost $9,381,945)                                               9,702,302
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED MONEY MARKET REGISTERED INVESTMENT COMPANY - 2.8%
--------------------------------------------------------------------------------
     HighMark Diversified Money Market Fund,
       Fiduciary Shares, 0.16% (A)                        224,736   $  1,224,736
                                                                    ------------
     TOTAL AFFILIATED MONEY MARKET REGISTERED
       INVESTMENT COMPANY
       (Cost $1,224,736)                                               1,224,736
                                                                    ------------

--------------------------------------------------------------------------------
   EQUITY REGISTERED INVESTMENT COMPANIES - 6.0%
--------------------------------------------------------------------------------
     Fidelity Advisor Industrials Fund,
       Institutional Class - 0.9%                          16,894        376,736
     JPMorgan Small Cap Growth Fund,
       Institutional Class - 1.3% *                        63,713        588,710
     Lazard Emerging Markets Equity Portfolio,
       Institutional Class - 2.6%                          57,518      1,112,391
     Morgan Stanley Institutional Fund -
       U.S. Real Estate Portfolio,
       Institutional Class - 1.2%                          40,441        521,695
                                                                    ------------
     TOTAL EQUITY REGISTERED INVESTMENT
       COMPANIES
       (Cost $2,138,474)                                               2,599,532
                                                                    ------------

--------------------------------------------------------------------------------
   FIXED INCOME REGISTERED INVESTMENT COMPANY - 2.7%
--------------------------------------------------------------------------------
     Eaton Vance Income Fund of Boston,
       Institutional Class - 2.7%                         204,911      1,163,896
                                                                    ------------
     TOTAL FIXED INCOME REGISTERED
       INVESTMENT COMPANY
       (Cost $1,037,258)                                               1,163,896
                                                                    ------------
   TOTAL INVESTMENTS - 100.1%
     (Cost $40,530,587)                                               43,278,584
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - (0.1)%                              (30,768)
                                                                    ------------
   NET ASSETS - 100.0%                                              $ 43,247,816
                                                                    ============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

(A)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2010.

A summary of the inputs used to value the Fund's net assets as of July 31, 2010 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                   LEVEL 2        LEVEL 3
                                    TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                     VALUE AT         QUOTED      OBSERVABLE   UNOBSERVABLE
                                     07/31/10         PRICE        INPUTS         INPUTS
                                   ------------   ------------   -----------   ------------
Investments in Securities *        $ 43,278,584   $ 43,278,584   $        --   $         --
                                   ============   ============   ===========   ============

*     See schedule of investments detail for security type breakout.

        The accompanying notes are an integral part of the financial statements.

94 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2010

INCOME PLUS ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED FIXED INCOME REGISTERED INVESTMENT COMPANIES - 48.7%
--------------------------------------------------------------------------------
     HighMark Bond Fund,
       Fiduciary Shares - 18.1%                           249,291   $  2,836,936
     HighMark Short Term Bond Fund,
       Fiduciary Shares - 30.6%                           476,044      4,812,802
                                                                    ------------
     TOTAL AFFILIATED FIXED INCOME REGISTERED
       INVESTMENT COMPANIES
       (Cost $7,395,059)                                               7,649,738
                                                                    ------------

--------------------------------------------------------------------------------
   AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 38.7%
--------------------------------------------------------------------------------
     HighMark Cognitive Value Fund,
       Fiduciary Shares - 0.2%                              4,260         39,920
     HighMark Core Equity Fund,
       Fiduciary Shares - 8.4%                            182,812      1,323,555
     HighMark Enhanced Growth Fund,
       Fiduciary Shares - 0.6%                              9,783         90,003
     HighMark Fundamental Equity Fund,
       Fiduciary Shares - 4.3%                             37,177        672,537
     HighMark Geneva Mid Cap Growth Fund,
       Fiduciary Shares - 0.4% *                            3,527         63,415
     HighMark Geneva Small Cap Growth Fund,
       Fiduciary Shares - 0.5% *                            2,959         72,348
     HighMark International Opportunities Fund,
       Fiduciary Shares - 3.2%                             80,185        507,573
     HighMark Large Cap Growth Fund,
       Fiduciary Shares - 4.8%                             86,041        758,022
     HighMark Large Cap Value Fund,
       Fiduciary Shares - 7.3%                            111,001      1,139,981
     HighMark Small Cap Advantage Fund,
       Fiduciary Shares - 4.9%                             52,730        766,690
     HighMark Small Cap Value Fund,
       Fiduciary Shares - 1.5%                             20,631        241,997
     HighMark Value Momentum Fund,
       Fiduciary Shares - 2.6%                             29,634        404,212
                                                                    ------------
     TOTAL AFFILIATED EQUITY REGISTERED
       INVESTMENT COMPANIES
       (Cost $5,312,142)                                               6,080,253
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED MONEY MARKET REGISTERED INVESTMENT COMPANY - 4.0%
--------------------------------------------------------------------------------
     HighMark Diversified Money Market Fund,
       Fiduciary Shares, 0.16% (A)                        633,509   $    633,509
                                                                    ------------
     TOTAL AFFILIATED MONEY MARKET REGISTERED
       INVESTMENT COMPANY
       (Cost $633,509)                                                   633,509
                                                                    ------------

--------------------------------------------------------------------------------
   FIXED INCOME REGISTERED INVESTMENT COMPANY - 4.8%
--------------------------------------------------------------------------------
     Eaton Vance Income Fund of Boston,
       Institutional Class - 4.8%                         131,777        748,496
                                                                    ------------
     TOTAL FIXED INCOME REGISTERED
       INVESTMENT COMPANY
       (Cost $680,933)                                                   748,496
                                                                    ------------

--------------------------------------------------------------------------------
   EQUITY REGISTERED INVESTMENT COMPANIES - 3.0%
--------------------------------------------------------------------------------
     Fidelity Advisor Industrials Fund,
       Institutional Class - 0.4%                           2,744         61,191
     JPMorgan Small Cap Growth Fund,
       Institutional Class - 0.7% *                        12,568        116,125
     Lazard Emerging Markets Equity Portfolio,
       Institutional Class - 1.3%                          10,495        202,963
     Morgan Stanley Institutional Fund -
       U.S. Real Estate Portfolio,
       Institutional Class - 0.6%                           7,682         99,102
                                                                    ------------
     TOTAL EQUITY REGISTERED
       INVESTMENT COMPANIES
       (Cost $378,020)                                                   479,381
                                                                    ------------
   TOTAL INVESTMENTS - 99.2%
     (Cost $14,399,663)                                               15,591,377
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 0.8%                                123,574
                                                                    ------------
   NET ASSETS - 100.0%                                              $ 15,714,951
                                                                    ============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

(A)   THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2010.

A summary of the inputs used to value the Fund's net assets as of July 31, 2010 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                   LEVEL 2        LEVEL 3
                                    TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                     VALUE AT         QUOTED      OBSERVABLE   UNOBSERVABLE
                                     07/31/10         PRICE        INPUTS         INPUTS
                                   ------------   ------------   -----------   ------------
Investments in Securities *        $ 15,591,377   $ 15,591,377   $        --   $         --
                                   ============   ============   ===========   ============

*     See schedule of investments detail for security type breakout.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 95

SCHEDULE OF INVESTMENTS
JULY 31, 2010

BOND FUND

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 51.9%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 6.1%
     Comcast
       5.700%, 07/01/19                              $  6,000,000   $  6,706,824
     JC Penney
       5.750%, 02/15/18                                 2,000,000      2,025,000
     Macy's Retail Holdings
       5.875%, 01/15/13                                 1,950,000      2,028,000
     News America Holdings
       7.750%, 02/01/24                                 1,000,000      1,233,924
     Staples
       9.750%, 01/15/14                                 3,000,000      3,695,757
     Time Warner Entertainment
       8.375%, 03/15/23                                 5,000,000      6,472,655
                                                                    ------------
                                                                      22,162,160
                                                                    ------------
   CONSUMER STAPLES - 3.7%
     Anheuser-Busch Inbev Worldwide
       3.000%, 10/15/12                                 4,000,000      4,134,324
     General Mills
       5.700%, 02/15/17                                 3,475,000      4,065,788
     Kroger
       5.000%, 04/15/13                                 2,605,000      2,819,746
     Safeway
       6.250%, 03/15/14                                 2,000,000      2,294,124
                                                                    ------------
                                                                      13,313,982
                                                                    ------------
   ENERGY - 7.4%
     BP Capital Markets
       4.750%, 03/10/19                                 3,000,000      2,826,045
     Colorado Interstate Gas
         6.800%, 11/15/15                               3,000,000      3,497,394
     ConocoPhillips
       5.750%, 02/01/19                                 4,000,000      4,653,016
     Energy Transfer Partners
       9.700%, 03/15/19                                 2,000,000      2,517,016
     Enterprise Products Operating
       5.200%, 09/01/20                                 5,000,000      5,356,370
     Magellan Midstream Partners
       6.550%, 07/15/19                                 3,000,000      3,494,442
     Rockies Express Pipeline (A)
       3.900%, 04/15/15                                 1,000,000        988,521
     Transcontinental Gas Pipe Line
       7.250%, 12/01/26                                 2,250,000      2,623,196
     Williams Partners (A)
       5.250%, 03/15/20                                 1,000,000      1,067,862
                                                                    ------------
                                                                      27,023,862
                                                                    ------------
   FINANCIALS - 10.3%
     Bank of America, MTN
       5.650%, 05/01/18                                 3,000,000      3,140,472
     GE Global Insurance
       7.750%, 06/15/30                                 5,000,000      5,620,985

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
     JPMorgan Chase
       3.125%, 12/01/11                              $ 10,000,000   $ 10,344,370
     JPMorgan Chase Bank
       6.000%, 10/01/17                                 4,200,000      4,720,426
     Lehman Brothers Holdings, MTN (B)
       5.625%, 01/24/13                                 4,000,000        865,000
     Morgan Stanley
       6.750%, 04/15/11                                 5,500,000      5,719,054
     NB Capital Trust IV
       8.250%, 04/15/27                                 2,000,000      2,045,000
     UNUM Group
       7.625%, 03/01/11                                   227,000        234,935
     Wachovia Capital Trust I (A)
       7.640%, 01/15/27                                 2,680,000      2,631,473
     Wells Fargo
       3.000%, 12/09/11                                 2,000,000      2,068,770
                                                                    ------------
                                                                      37,390,485
                                                                    ------------
   FOREIGN GOVERNMENTS - 2.2%
     Hydro Quebec, Ser IO
       8.050%, 07/07/24                                 1,125,000      1,621,875
     Pemex Project Funding Master Trust
       9.125%, 10/13/10                                 5,000,000      5,000,000
     Province of Saskatchewan
       9.375%, 12/15/20                                 1,000,000      1,483,993
                                                                    ------------
                                                                       8,105,868
                                                                    ------------
   HEALTH CARE - 5.7%
     Baxter International
       4.500%, 08/15/19                                 1,850,000      1,998,115
     Boston Scientific
       6.000%, 01/15/20                                 3,000,000      3,107,028
     Cigna
       5.125%, 06/15/20                                 1,000,000      1,053,180
     HCA
       7.875%, 02/01/11                                   999,000      1,011,488
     UnitedHealth Group
       5.250%, 03/15/11                                 4,500,000      4,608,846
     Wellpoint
       7.000%, 02/15/19                                 2,000,000      2,388,490
     6.000%, 02/15/14                                   1,000,000      1,132,842
       Wyeth
     5.500%, 02/01/14                                   5,000,000      5,657,465
                                                                    ------------
                                                                      20,957,454
                                                                    ------------
   INDUSTRIAL - 2.7%
     Continental Airlines, Ser 98-1B (C)
       6.748%, 03/15/17                                   862,983        811,204
     General Electric
       5.000%, 02/01/13                                 5,000,000      5,416,565

        The accompanying notes are an integral part of the financial statements.

96 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2010

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
     L-3 Communications
       5.875%, 01/15/15                              $  2,450,000   $  2,499,000
       Ser B
       6.375%, 10/15/15                                 1,000,000      1,025,000
                                                                    ------------
                                                                       9,751,769
                                                                    ------------
   INFORMATION TECHNOLOGY - 0.8%
     International Business Machines
       6.500%, 01/15/28                                 2,500,000     3,011,585
                                                                    ------------
   MATERIALS - 2.8%
     Dow Chemical
       5.900%, 02/15/15                                 3,000,000      3,325,710
     Rio Tinto Finance USA
       6.500%, 07/15/18                                 4,000,000      4,663,992
     Teck Resources
       10.250%, 05/15/16                                1,950,000      2,359,500
                                                                    ------------
                                                                      10,349,202
                                                                    ------------
   TELECOMMUNICATION SERVICES - 2.5%
     Bell Atlantic Maryland
       8.000%, 10/15/29                                 2,980,000      3,402,656
     New England Telephone & Telegraph
       7.875%, 11/15/29                                 4,925,000      5,736,290
                                                                    ------------
                                                                       9,138,946
                                                                    ------------
   UTILITIES - 7.7%
     Duke Energy
       6.300%, 02/01/14                                 4,000,000      4,548,716
     Exelon Generation
       6.200%, 10/01/17                                 4,000,000      4,581,124
     MidAmerican Energy Holdings
       5.750%, 04/01/18                                 5,000,000      5,693,240
     MidAmerican Energy Holdings, Ser D
       5.000%, 02/15/14                                   400,000        436,462
     Oklahoma Gas & Electric
       6.650%, 07/15/27                                 2,500,000      2,881,290
     Sempra Energy
       6.150%, 06/15/18                                 4,000,000      4,605,136
     Virginia Electric & Power, Ser A
       4.750%, 03/01/13                                 5,000,000      5,425,440
                                                                    ------------
                                                                      28,171,408
                                                                    ------------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $175,759,844)                                           189,376,721
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 16.8%
--------------------------------------------------------------------------------
     FHLMC Gold
       6.000%, 06/01/13                              $    352,933   $    373,328
       6.000%, 09/01/13                                   375,081        398,169
       6.000%, 09/01/17                                 1,333,554      1,452,705
       6.000%, 11/01/17                                   492,942        535,401
       5.500%, 03/01/17                                   398,324        429,437
       5.000%, 10/01/20                                   832,653        894,936
       4.500%, 05/01/19                                 1,107,694      1,186,086
       4.500%, 07/01/19                                 3,407,112      3,648,235
       4.500%, 04/01/20                                   431,446        461,979
     FHLMC, ARM (D)
       5.176%, 06/01/39                                 2,507,501      2,672,586
       2.689%, 12/01/34                                 2,500,689      2,601,203
     FHLMC, CMO REMIC Ser 1666, Cl J
       6.250%, 01/15/24                                 2,000,000      2,191,875
     FNMA
       8.500%, 05/01/25                                    19,883         23,119
       8.000%, 08/01/24                                     1,986          2,298
       8.000%, 09/01/24                                       445            515
       8.000%, 06/01/30                                    13,328         15,479
       7.500%, 12/01/26                                   150,169        171,169
       7.000%, 12/01/10                                     3,240          3,251
       7.000%, 05/01/30                                    39,258         44,606
       6.500%, 04/01/14                                   238,334        259,025
       6.500%, 05/01/26                                    63,393         70,159
       6.500%, 03/01/28                                    23,671         26,449
       6.500%, 04/01/28                                   104,846        117,150
       6.500%, 01/01/29                                   484,991        541,907
       6.500%, 06/01/29                                   208,953        233,474
       6.500%, 06/01/29                                   337,250        376,828
       6.500%, 07/01/29                                   266,857        298,173
       6.500%, 08/01/29                                   108,723        121,482
       6.500%, 05/01/30                                   366,674        409,705
       6.000%, 09/01/10                                       412            415
       6.000%, 05/01/11                                     3,237          3,300
       6.000%, 01/01/12                                     7,414          7,995
       6.000%, 01/01/12                                     3,802          4,100
       6.000%, 03/01/13                                    27,484         29,673
       6.000%, 05/01/16                                   354,864        386,016
       6.000%, 10/01/16                                   502,247        546,338
       6.000%, 11/01/17                                 1,064,551      1,158,004
       6.000%, 12/01/27                                     2,028          2,221
       6.000%, 12/01/27                                     1,102          1,207
       6.000%, 12/01/27                                    31,789         34,815
       6.000%, 12/01/27                                    14,970         16,395
       6.000%, 07/01/28                                   348,835        386,884
       6.000%, 08/01/28                                    92,230        102,290
       6.000%, 10/01/28                                   197,360        218,887

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 97

SCHEDULE OF INVESTMENTS
JULY 31, 2010

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
     FNMA (continued)
       6.000%, 10/01/28                              $     65,229   $     72,343
       6.000%, 12/01/28                                   230,010        255,098
       6.000%, 12/01/28                                   654,625        726,027
       6.000%, 12/01/28                                   277,767        308,063
       5.500%, 01/01/17                                   263,065        284,966
       5.500%, 02/01/17                                   149,937        162,560
       5.500%, 12/01/17                                 1,406,886      1,523,905
       5.500%, 03/01/20                                 7,017,860      7,619,672
       5.000%, 11/01/17                                 1,745,083      1,876,980
       5.000%, 12/01/17                                   623,503        670,628
       5.000%, 02/01/18                                 2,039,541      2,193,694
       5.000%, 11/01/18                                   314,141        337,884
       4.500%, 04/01/18                                11,946,579     12,795,777
     FNMA, ARM (D)
       5.175%, 01/01/36                                 6,320,731      6,626,254
     FNMA, CMO REMIC Ser 2003-25, Cl CD
       3.500%, 03/25/17                                 1,307,959      1,328,473
     GNMA
       8.000%, 04/15/17                                     8,450          9,510
       8.000%, 05/15/17                                     3,825          3,888
       8.000%, 11/15/26                                   187,015        218,855
       8.000%, 12/15/26                                    68,274         79,898
       7.500%, 05/15/23                                    95,056        109,088
       7.500%, 01/15/24                                    16,496         18,969
       7.500%, 01/15/24                                     1,131          1,300
       7.500%, 01/15/24                                     9,610         11,051
       7.500%, 01/15/24                                       666            766
       7.500%, 01/15/24                                    25,528         29,355
       7.500%, 02/15/27                                    16,150         18,577
       7.500%, 02/15/27                                     4,646          5,344
       7.500%, 07/15/27                                    16,197         18,632
       7.500%, 08/15/27                                       955          1,099
       7.500%, 08/15/27                                     7,521          8,651
       7.500%, 08/15/27                                    12,295         14,143
       7.500%, 08/15/27                                     1,160          1,335
       7.500%, 08/15/27                                       650            748
       7.500%, 08/15/27                                    10,679         12,284
       7.000%, 01/15/24                                    25,095         28,679
       7.000%, 04/15/24                                    15,627         17,859
       6.500%, 12/15/23                                    34,428         38,481
       6.500%, 12/15/23                                    13,474         15,060
       6.500%, 01/15/24                                     6,684          7,525
       6.500%, 02/15/24                                    63,320         71,281
       6.500%, 04/15/26                                    24,607         27,444
       6.500%, 01/15/29                                   163,297        183,860
       6.500%, 05/15/29                                   488,447        550,653

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
     GNMA (continued)
       6.500%, 06/15/29                               $    48,045   $     54,095
       6.000%, 08/15/28                                    84,337         93,699
       6.000%, 09/15/28                                    86,402         95,993
       6.000%, 09/15/28                                   141,200        156,874
                                                                    ------------
     TOTAL U.S. GOVERNMENT AGENCY
       MORTGAGE-BACKED OBLIGATIONS
       (Cost $57,306,456)                                             61,146,589
                                                                    ------------

--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - 17.2%
--------------------------------------------------------------------------------
     Banc of America Mortgage Securities,
       Ser 2003-7, Cl A2
       4.750%, 09/25/18                                 5,515,122      5,693,685
     Chase Manhattan Bank-First
       Union National Bank,
       Ser 1999-1, Cl E (D)
       7.568%, 08/15/31                                 5,000,000      5,035,075
     Chase Mortgage Finance,
       Ser 2004-S1, CI A3
       5.500%, 02/25/19                                 2,936,422      3,042,051
       Ser 2003-S10, Cl A1
       4.750%, 11/25/18                                   795,789        829,689
     Citicorp Mortgage Securities,
       Ser 2003-10, Cl A1
       4.500%, 11/25/18                                 7,905,118      8,157,829
     CS First Boston Mortgage Securities,
       Ser 2005-C1, Cl A4 (D)
       5.014%, 02/15/38                                 5,000,000      5,282,138
     GE Capital Commercial Mortgage,
       Ser 2004-C3, Cl A3 (D)
       4.865%, 07/10/39                                 2,575,000      2,646,219
     JPMorgan Chase Commercial Mortgage
       Securities, Ser 2004-PNC1, Cl A4 (D)
       5.387%, 06/12/41                                 5,000,000      5,353,949
     Lehman Mortgage Trust,
       Ser 2007-8, Cl 1A1
       6.000%, 09/25/37                                 7,349,256      6,022,972
     Merrill Lynch Mortgage Trust,
       Ser 2002-MW1, CI A3
       5.403%, 07/12/34                                 1,548,381      1,578,192
     Morgan Stanley Capital I,
       Ser 2003-T11, Cl A4
       5.150%, 06/13/41                                 5,000,000      5,364,424
     Morgan Stanley Dean Witter Capital I,
       Ser 2001-TOP3, Cl A4
       6.390%, 07/15/33                                   895,240        924,020
     Wachovia Bank Commercial
       Mortgage Trust, Ser 2005-C17, Cl A2
       4.782%, 03/15/42                                   487,990        488,840

        The accompanying notes are an integral part of the financial statements.

98 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2010

BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
     Wells Fargo Mortgage Backed Securities Trust,
       Ser 2007-7, Cl A1
       6.000%, 06/25/37                                $6,530,703   $  5,764,201
       Ser 2004-2, Cl A1
       5.000%, 01/25/19                                 4,383,777      4,516,548
       Ser 2003-M, Cl A1(D)
       4.675%, 12/25/33                                 2,095,059      2,117,292
                                                                    ------------
     TOTAL MORTGAGE-BACKED SECURITIES
       (Cost $61,706,318)                                             62,817,124
                                                                    ------------

--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 5.2%
--------------------------------------------------------------------------------
     BMW Vehicle Owner Trust,
       Ser 2010-A, Cl A3
       1.390%, 04/25/13                                 2,500,000      2,526,802
     CenterPoint Energy Transition
       Bond Co. II, Ser 2005-A, Cl A3
       5.090%, 08/01/15                                 5,825,000      6,492,545
     Chase Issuance Trust,
       Ser 2005-A2, Cl A2 (D)
       0.411%, 12/15/14                                 5,500,000      5,486,318
     TXU Electric Delivery Transition Bond,
       Ser 2004-1, Cl A3
       5.290%, 05/15/18                                 4,000,000      4,582,002
                                                                    ------------
     TOTAL ASSET-BACKED SECURITIES
       (Cost $17,679,877)                                             19,087,667
                                                                    ------------

--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATION - 6.3%
--------------------------------------------------------------------------------
     U.S. Treasury Note
       3.000%, 09/30/16                                15,000,000     15,801,570
       1.875%, 06/30/15                                 7,000,000      7,103,362
                                                                    ------------
     TOTAL U.S. TREASURY OBLIGATION
       (Cost $21,932,342)                                             22,904,932
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 1.5%
--------------------------------------------------------------------------------
     Dreyfus Cash Management                            5,339,279   $  5,339,279
                                                                    ------------
     TOTAL REGISTERED INVESTMENT COMPANY
       (Cost $5,339,279)                                               5,339,279
                                                                    ------------
   TOTAL INVESTMENTS - 98.9%
     (Cost $339,724,116)                                             360,672,312
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 1.1%                              4,106,153
                                                                    ------------
   NET ASSETS - 100.0%                                              $364,778,465
                                                                    ============

--------------------------------------------------------------------------------
(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3(A), 4(2) OR RULE 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THESE SECURITIES AS OF JULY 31, 2010 WAS $4,687,856 AND REPRESENTED 1.3% OF NET ASSETS.

(B) THE ISSUER IS IN DEFAULT OF CERTAIN DEBT COVENANTS. INCOME IS NOT BEING ACCRUED. AS OF JULY 31, 2010, THE VALUE OF THIS SECURITY AMOUNTED TO $865,000, WHICH REPRESENTS 0.2% OF NET ASSETS.

(C) SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITY AS OF JULY 31, 2010 WAS $811,204 AND REPRESENTED 0.2% OF NET ASSETS.

(D)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2010.

ARM   - ADJUSTABLE RATE MORTGAGE
CL    - CLASS
CMO   - COLLATERALIZED MORTGAGE OBLIGATION
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA  - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN   - MEDIUM TERM NOTE
REMIC - REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER   - SERIES

A summary of the inputs used to value the Fund's net assets as of July 31, 2010 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                            LEVEL 2         LEVEL 3
                                                          TOTAL FAIR        LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                           VALUE AT         QUOTED        OBSERVABLE     UNOBSERVABLE
                                                           07/31/10          PRICE          INPUTS          INPUTS
                                                        -------------   --------------   -------------   ------------
   Corporate Obligations                                $ 189,376,721   $           --   $ 189,376,721   $         --
   U.S. Government Agency Mortgage-Backed Obligations      61,146,589               --      61,146,589             --
   Mortgage-Backed Securities                              62,817,124               --      62,817,124             --
   Asset-Backed Securities                                 19,087,667               --      19,087,667             --
   U.S. Treasury Obligations                               22,904,932               --      22,904,932             --
   Registered Investment Company                            5,339,279        5,339,279              --             --
                                                        -------------   --------------   -------------   ------------
Total:                                                  $ 360,672,312   $    5,339,279   $ 355,333,033   $         --
                                                        =============   ==============   =============   ============

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 99

SCHEDULE OF INVESTMENTS
JULY 31, 2010

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 97.8%
--------------------------------------------------------------------------------
   CALIFORNIA - 97.8%
      Alhambra, Unified School District,
         Election 2004, Ser B, GO
         5.250%, 08/01/23 (A)                        $  1,150,000   $  1,272,303
      Anaheim Public Financing Authority,
         Electric System Distribution, RB,
         3.000%, 10/01/10                                 100,000        100,425
      Berryessa, Unified School District,
         GO, National-RE Insured
         5.375%, 03/01/12                                 460,000        491,666
      Brentwood, Unified School District,
         Election 1997, Ser B,
         GO, National-RE FGIC Insured
         4.850%, 08/01/14 (A)                             410,000        414,895
      Burlingame, Elementary School District,
         GO, AGM Insured
         5.250%, 07/15/16                                 795,000        944,579
      California State, Department of
         Transportation, Federal Highway Grant
         Anticipation Bonds, Ser A, RB,
         National-RE FGIC Insured
         5.000%, 02/01/14                               2,215,000      2,506,029
         Ser A, RB,
         4.000%, 02/01/11                                 500,000        509,105
      California State, Department of
         Water Resources,
         Central Valley Project, Ser Z,
         ETM, RB, FGIC Insured
         5.000%, 12/01/12                                  10,000         11,081
         RB, National-RE FGIC Insured
         5.000%, 12/01/12                                 990,000      1,095,772
         Power Supply Revenue, RB,
         Ser A, AGM Insured
         5.250%, 05/01/11                                 485,000        502,436
         Ser A, AMBAC Insured
         5.500%, 05/01/15 (A)                           1,225,000      1,348,884
         Ser H, AGM Insured
         5.000%, 05/01/21 (A)                           1,000,000      1,126,900
         5.000%, 05/01/22 (A)                           1,270,000      1,419,136
         Subuser F5
         5.000%, 05/01/22 (A)                             730,000        813,081
         RB, AGM Insured
         5.500%, 12/01/14                                  10,000         12,018
         RB. ETM, AGM Insured
         5.500%, 12/01/14                               1,340,000      1,607,183

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      California State, Economic Recovery,
         Ser A, GO
         5.250%, 07/01/14                            $    600,000   $    688,782
         Ser A, GO, ETM
         5.250%, 07/01/14                                 170,000        199,697
         Ser B, GO, Prerefunded @ 100
         5.000%, 03/01/11 (A) (B) (C)                     100,000        102,739
         Ser C-15, GO, AGM Insured
         0.390%, 07/01/23 (A) (B)                       4,715,000      4,715,000
      California State, Educational
         Facilities Authority,
         Loyola-Marymount University,
         Ser A, RB, National-RE Insured
         4.500%, 10/01/12 (A)                           1,760,000      1,845,413
         Santa Clara University, RB
         5.250%, 04/01/23 (A)                             250,000        277,560
         5.250%, 04/01/24 (A)                             670,000        738,206
         Stanford University,
         Ser P, RB
         5.250%, 12/01/13                                 825,000        947,265
         Ser R, RB
         5.000%, 11/01/11                                 635,000        672,040
      California State, GO,
         5.000%, 12/01/17 (A)                           1,545,000      1,747,410
         AMBAC Insured
         5.000%, 11/01/17                               1,000,000      1,134,840
         National-RE FGIC Insured
         4.500%, 09/01/10                               1,000,000      1,002,960
         Various Purposes,
         5.250%, 10/01/21 (A)                           1,000,000      1,109,580
         5.625%, 04/01/25 (A)                           1,975,000      2,159,406
      California State,
         Public Works Board Lease,
         Various University of California Projects,
         Ser A, RB, AMBAC Insured
         5.100%, 12/01/10 (A)                           1,000,000      1,003,060
      California State, University,
         Systemwide Ser A, RB
         5.000%, 11/01/25 (A)                             555,000        607,825
         5.000%, 11/01/26 (A)                           1,500,000      1,636,395
      Cerritos Community College District,
         Election 2004, Ser C, GO
         5.250%, 08/01/24 (A)                             450,000        504,401
         5.250%, 08/01/25 (A)                             500,000        553,980
      Chaffey, Unified High School District,
         GO, National-RE FGIC Insured
         5.000%, 08/01/15                               1,000,000      1,146,960

        The accompanying notes are an integral part of the financial statements.

100 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2010

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Citrus Community College District,
         Election 2004,
         Ser C, GO
         5.250%, 06/01/25 (A)                        $    485,000   $    534,606
      Coast Community College,
         GO, National-RE Insured
          5.250%, 08/01/15                              1,000,000      1,177,070
      Corona-Norca Unified School District,
         Election 2006, Ser A, GO,
         AGM Insured
         5.000%, 08/01/17                                500,000         568,390
      Cupertino, Unified School District,
         GO, AGM Insured
         5.250%, 08/01/13 (A)                             595,000        621,525
      Desert Sands Unified School District,
         Election 2001, GO
         5.750%, 08/01/19 (A)                             650,000        774,144
         5.250%, 08/01/20 (A)                             610,000        693,881
         5.250%, 08/01/22 (A)                             550,000        611,732
      Dublin, Unified School District,
         Election 2004, Ser A, GO,
         AGM Insured
         5.000%, 08/01/26 (A)                           1,580,000      1,650,421
      East Bay, Municipal Utility District,
         Water System Project, RB,
         National-RE Insured,
         Prerefunded @ 100
         5.250%, 06/01/11 (C)                           1,250,000      1,301,687
      East Bay, Regional Park District, GO
         4.500%, 09/01/10                                 150,000        150,478
      Eastern Municipal Water District,
         Ser A, COP,
         National-RE FGIC Insured
         5.250%, 07/01/12 (A)                             300,000        312,672
         5.250%, 07/01/13 (A)                           1,000,000      1,040,840
         5.375%, 07/01/16 (A)                           2,120,000      2,194,009
         5.375%, 07/01/17 (A)                           2,410,000      2,495,459
      El Camino, Community College,
         GO, AGM Insured
         5.000%, 08/01/16 (A)                           1,000,000      1,150,050
      Fallbrook, Unified High School District,
         GO, National-RE FGIC Insured
         5.375%, 09/01/12                                 250,000        274,580
      Fremont, Unified High School District,
         Ser B, ETM, GO
         5.000%, 09/01/10                                 600,000        602,142
      Fresno, Joint Powers Financing Authority,
         Fresno City Hall, RB, AMBAC Insured
         4.600%, 08/01/11 (A)                             500,000        500,000

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Gilroy, Unified School District,
         Election 2008, Ser A, GO
         5.250%, 08/01/22 (A)                        $  1,800,000   $  2,023,470
      Grant, Joint Union High School District,
         Election 2006, GO, AGM Insured
         5.000%, 08/01/21 (A)                             975,000      1,069,770
      Hayward, Unified School District, GO
         5.000%, 08/01/25 (A)                           1,000,000      1,035,560
      Irvine, Improvement Bond Act of 1915,
         Limited Obligation Reassesment,
         Ser 85-7-A, Special Assessment,
         AGM Insured, SPA Dexia Credit
         0.320%, 09/02/32 (A) (B)                       4,800,000      4,800,000
      Kings River, Conservation District,
         Pine Flat Power,
         Ser F, RB
         4.625%, 01/01/11                                 500,000        509,065
      Livermore-Amador Valley,
         Water Management Authority,
         Ser A, RB, AMBAC Insured
         5.000%, 08/01/13 (A)                             410,000        427,683
         5.250%, 08/01/14 (A)                             750,000        782,520
      Lodi, Unified School District,
         Election 2002, GO, AGM Insured
         5.250%, 08/01/22 (A)                           1,000,000      1,057,450
      Long Beach, Unified School District,
         Election of 2008, Ser A, GO
         5.250%, 08/01/25 (A)                           1,515,000      1,678,559
         Ser B, GO,
         5.250%, 08/01/24 (A)                           1,000,000      1,116,830
      Los Angeles County, Metropolitan
         Transportation Authority, Sales Tax Project,
         Proposition A, 1st Tier Senior, RB
         5.000%, 07/01/11                                 155,000        161,560
      Los Angeles County, Public Works
         Financing Authority,
         Flood Control District, Ser A,
         RB, National-RE Insured
         5.000%, 03/01/11                                 200,000        205,042
         Regional Park & Open Space,
         Special Assessment,
         AGM Insured
         5.000%, 10/01/12                                 715,000        781,874
      Los Angeles Harbor Department,
         Ser A, RB
         5.000%, 08/01/20 (A)                           2,000,000      2,316,600
         5.250%, 08/01/21 (A)                             350,000        407,463
      Los Angeles,
         Ser A, GO,
         FGIC Insured, Prerefunded @100
         5.000%, 09/01/10 (C)                             205,000        205,732

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 101

SCHEDULE OF INVESTMENTS
JULY 31, 2010

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
         National-RE Insured
         5.250%, 09/01/11                            $    275,000   $    289,536
         5.000%, 09/01/21 (A)                           1,900,000      2,035,736
         National-RE, FGIC Insured
         5.250%, 09/01/10                                 100,000        100,374
         Ser B, GO,
         AGM Insured
         5.000%, 09/01/16 (A)                           1,000,000      1,142,000
      Los Angeles, Community College District,
         Election 2001, Ser A, GO,
         National-RE, FGIC Insured
         5.000%, 08/01/23 (A)                             500,000        544,215
         Election 2003, Ser E, GO,
         AGM Insured
         5.000%, 08/01/17 (A)                           1,000,000      1,148,510
         Election 2008, Ser A, GO
         5.500%, 08/01/22 (A)                           1,500,000      1,733,475
         5.500%, 08/01/24 (A)                             800,000        908,632
      Los Angeles, Department of Airports,
         Airport Revenue, Los Angeles
         International Airport, Ser C, RB
         5.250%, 05/15/21 (A)                           1,000,000      1,104,620
      Los Angeles, Department of Water & Power,
         Ser A-A-1, RB,
         National-RE Insured
         5.250%, 07/01/11                               1,045,000      1,090,708
         5.250%, 07/01/13 (A)                           2,075,000      2,161,673
         Ser B, RB,
         National-RE Insured
         5.000%, 07/01/13                                 430,000        481,682
      Los Angeles, Unified School District, GO,
         Election 1997, Ser E,
         National-RE Insured,
         Prerefunded @ 100
         5.500%, 07/01/12 (C)                           1,390,000      1,527,151
         National-RE Insured,
         5.500%, 07/01/12                               1,380,000      1,504,517
         Ser D
         5.250%, 07/01/24 (A)                           1,000,000      1,096,010
         Ser I
         5.000%, 07/01/25 (A)                           1,750,000      1,870,523
         Ser KRY,
         5.000%, 07/01/11                                 485,000        505,069
      Los Angeles, Waste Water System,
         Ser C, RB, National-RE Insured
         5.375%, 06/01/12                               1,180,000      1,280,748
      Los Gatos-Saratoga, Joint Unified
         High School, Election 1998,
         Ser B, GO, Prerefunded @ 101
         4.600%, 12/01/10 (C)                             875,000        896,306

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      M-S-R Public Power Authority,
         San Juan Project, Ser I, RB,
         National-RE Insured
         5.000%, 07/01/14 (A)                        $  2,630,000   $  2,707,848
      Metropolitan, Water District of
         Southern California,
         Ser A, RB
         5.375%, 07/01/12 (A)                           2,185,000      2,307,710
         Ser A-1, RB, SPA JPMorgan Chase
         0.210%, 07/01/23 (A) (B)                       1,700,000      1,700,000
      Modesto Irrigation District, COP,
         Capital Improvements, Ser A
         5.500%, 10/01/25 (A)                           1,500,000      1,632,285
      Mountain View, Shoreline Regional
         Park Community, Ser A, TA,
         National-RE Insured
         5.600%, 08/01/10 (A)                             500,000        500,000
      North Orange County, Community
         College District, GO, National-RE Insured
         5.000%, 08/01/15                               1,000,000      1,170,350
      Northern California Transmission Agency,
         California-Oregon Transmission Project,
         Ser A, RB
         5.000%, 05/01/22 (A)                           1,035,000      1,124,983
         Ser A,RB, AGM Insured,
         SPA Dexia Credit
         0.330%, 05/01/24 (A) (B)                       5,500,000      5,500,000
      Norwalk, La Mirada Unified School
         District, Election 2002, Ser A, GO,
         FGIC Insured, Prerefunded @ 100
         5.000%, 08/01/13 (C)                           1,800,000      2,040,804
      Orange County, Sanitation District,
         Ser B, COP, AGM Insured
         5.000%, 02/01/17                                 450,000        523,467
         5.000%, 02/01/23 (A)                           2,615,000      2,866,458
         5.000%, 02/01/25 (A)                           1,200,000      1,298,652
      Orange County, Water District,
         Ser B, COP, National-RE Insured
         5.000%, 08/15/24 (A)                             700,000        744,835
      Pajaro Valley Unified School District,
         GO, AGM Insured
         5.000%, 08/01/10                                 300,000        300,000
      Paramount, Unified School District,
         GO, AGM Insured
         5.000%, 09/01/15                               1,000,000      1,151,900
      Pasadena Unified School District, GO,
         National-RE FGIC Insured
         5.000%, 11/01/10                                 400,000        404,576

        The accompanying notes are an integral part of the financial statements.

102 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2010

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Port of Oakland, RB,
         Ser B, National-RE Insured
         5.000%, 11/01/18 (A)                        $  1,175,000   $  1,286,825
         Ser M, FGIC Insured,
         Prerefunded @ 100
         5.250%, 11/01/12 (C)                           1,000,000      1,108,600
      Redding, Electric System Revenue,
         Ser A, COP, AGM Insured
         5.000%, 06/01/22 (A)                           1,500,000      1,623,945
         5.000%, 06/01/24 (A)                           1,010,000      1,080,033
      Redwood City, Elementary School District,
         GO, National-RE FGIC Insured
         5.500%, 08/01/10                               1,140,000      1,140,000
         5.500%, 08/01/14                                 900,000      1,012,905
         Riverside, Community College,
         GO, AGM Insured
         5.000%, 08/01/19 (A)                           1,700,000      1,878,109
      Sacramento County, Sanitation District,
         RB, Financing Authority, Sub Lien,
         Sacramento Regional,
         Ser C, Bank of America Insured
         0.270%, 12/01/30 (A) (B)                       5,000,000      5,000,000
      Sacramento, Municipal Utility District, RB,
         Electric Power & Light Revenues,
         Ser O, National-RE Insured
         5.250%, 08/15/10                                 500,000        500,730
         Ser P, AGM Insured
         5.250%, 08/15/13 (A)                           1,635,000      1,716,815
         Ser R, National-RE Insured
         5.000%, 08/15/16 (A)                           1,000,000      1,095,820
         Ser R, National-RE Insured,
         5.000%, 08/15/15                               1,480,000      1,689,183
         Ser U, AGM Insured
         5.000%, 08/15/23 (A)                           1,535,000      1,696,098
      San Bernardino County, Community
         College District, GO,
         AGM Insured
         5.000%, 08/01/15                               1,000,000      1,172,980
         Election 2002, Ser A
         6.250%, 08/01/24 (A)                           1,000,000      1,178,060
      San Bernardino, Municipal Water
         Department, Sewer Authority, COP,
         National-RE FGIC Insured
         5.000%, 02/01/11 (A)                           1,130,000      1,138,769
      San Diego County, Water Authority, COP,
         Ser A, AGM Insured
         5.000%, 05/01/20 (A)                           1,000,000      1,120,330
         Water Revenues, Ser 2008A,
         National-RE FGIC Insured
         5.250%, 05/01/16                               1,310,000      1,524,355

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      San Diego, Public Facilities Financing
        Authority,
         RB, National-RE Insured
         5.000%, 08/01/14 (A)                        $  1,050,000   $  1,135,879
         Sewer Authority, Ser B, RB
         5.500%, 05/15/23 (A)                           3,100,000      3,529,846
         Water Authority, Ser B, RB
         5.000%, 08/01/21 (A)                           1,000,000      1,132,170
      San Francisco City & County,
         Academy Sciences Improvement,
         Ser E, GO
         National-RE Insured
         5.000%, 06/15/24 (A)                           2,025,000      2,158,711
         Airport Commission, International
         Airport, Second Series, Issue 32F,
         RB, National-RE FGIC Insured
         5.000%, 05/01/22 (A)                           2,000,000      2,147,180
         Issue 32F, Ser D, RB, AGM Insured,
         SPA Dexia Credit
         0.350%, 05/01/26 (A) (B)                       1,400,000      1,400,000
         RB, National-RE FGIC Insured
         5.250%, 05/01/19                               2,000,000      2,320,319
         Public Utilities Commission, Clean Water,
         Ser A, RB, National-RE Insured
         3.250%, 10/01/10                                 650,000        652,262
         Public Utilities Commission, Water Revenue,
         Ser A, RB, AGM Insured,
         5.000%, 11/01/10                               1,000,000      1,011,270
         5.000%, 11/01/11                               1,000,000      1,056,650
         5.000%, 11/01/23 (A)                           1,000,000      1,096,980
         Ser B, RB, National-RE Insured
         5.000%, 11/01/15 (A)                           1,250,000      1,357,638
         Unified School District, Prop A,
         Ser B, GO, Election 2003, AGM Insured
         5.000%, 06/15/20 (A)                           1,815,000      1,969,075
         Ser B, GO, Election 2006
         5.250%, 06/15/23 (A)                             620,000        705,083
      San Francisco, Bay Area Rapid Transit,
         RB, AMBAC Insured
         5.250%, 07/01/14 (A)                             300,000        313,179
      San Joaquin County, Delta Community
         College District, Election 2004,
         Ser A, GO, AGM Insured
         4.500%, 08/01/15                               1,000,000      1,143,760
      San Jose, Financing Authority,
         Convention Center Project, Ser F, RB,
         National-RE Insured
         4.250%, 09/01/11                               2,015,000      2,099,912

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 103

SCHEDULE OF INVESTMENTS
JULY 31, 2010

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      San Jose, Redevelopment Agency,
         Merged Area TA, National-RE Insured
         6.000%, 08/01/10                            $    745,000   $    745,000
         Prerefunded @ 101
         5.000%, 08/01/10 (C)                             100,000        101,000
      San Juan, Unified School District,
         GO, AGM Insured
         5.250%, 08/01/10                               1,150,000      1,150,000
         GO, Election 2002, AGM Insured
         5.000%, 08/01/26 (A)                           1,560,000      1,671,509
      San Lorenzo, Unified School District,
         Election 2008, Ser A, GO,
         Assured Guaranty Insured
         5.000%, 08/01/22 (A)                             325,000        351,384
      San Mateo, County, Transit District,
         Ser A, RB, National-RE Insured
         5.250%, 06/01/16                               2,000,000      2,332,920
      San Mateo, Joint Powers Financing
         Authority, Lease Revenue,
         Capital Projects, Ser A, RB
         5.250%, 07/15/24 (A)                           1,000,000      1,104,970
      San Mateo, Unified High School District,
         Election 2000, Ser A, GO, FGIC Insured,
         Prerefunded @ 100
         5.375%, 09/01/11 (C)                           2,195,000      2,317,415
      San Ramon Valley, Unified School District,
         Election 2002, GO, AGM Insured
         5.250%, 08/01/18 (A)                           1,250,000      1,412,813
      Santa Ana, Community Redevelopment
         Agency, Mainplace Project,
         Ser E, ETM, RB, USGOV Insured
         6.400%, 12/15/10                                  85,000         86,292
      Santa Clara, Valley Transportation
         Authority, Measure A,
         Ser A, RB, AMBAC Insured
         5.000%, 04/01/25 (A)                             400,000        432,384
      Santa Maria, Joint Unified High School
         District, Ser A, ETM, GO, AGM Insured
         5.500%, 08/01/15                                 510,000        608,297
      Solano County, Community College,
         Election 2002, Ser A, GO,
         National-RE Insured,
         Prerefunded @ 100
         5.000%, 08/01/13 (C)                           1,865,000      2,108,532
      Southern California, Public Power Authority,
         Power Project Revenue,
         Canyon Power, Ser A, RB,
         5.000%, 07/01/25 (A)                           2,950,000      3,198,567

--------------------------------------------------------------------------------
Description                                            Par/Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
         Palo Verde Sub, Ser A, RB,
         JPMorgan Chase Insured,
         0.240%, 07/01/17 (A)(B)                     $  3,500,000   $  3,500,000
         Transmission Project Revenue,
         Sub Southern Transmission, Ser A, RB
         5.000%, 07/01/23 (A)                           1,100,000      1,215,885
      Stockton, Unified School District,
         Election 2005, GO, AGM Insured
         5.000%, 08/01/16                                 645,000        726,941
      Torrance, Unified School District,
         Election 2008, Measure Y, GO
         2.500%, 08/01/10                                 250,000        250,000
         Election 2008, Measure Z, GO
         5.500%, 08/01/25 (A)                           1,000,000      1,126,830
      Turlock, Irrigation District, Ser A, RB,
         National-RE Insured
         6.000%, 01/01/11                                 550,000        559,339
      University of California,
         Ser A, RB, National-RE Insured
         5.000%, 05/15/20 (A)                             430,000        463,858
         Ser O, RB
         5.500%, 05/15/22 (A)                           2,000,000      2,337,920
                                                                    ------------
      TOTAL MUNICIPAL BONDS
         (Cost $190,931,746)                                         199,592,556
                                                                    ------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 2.9%
--------------------------------------------------------------------------------
      BlackRock Liquidity Funds,
         California Money Fund                          5,892,504      5,892,504
                                                                    ------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $5,892,504)                                             5,892,504
                                                                    ------------
   TOTAL INVESTMENTS - 100.7%
      (Cost $196,824,250)                                            205,485,060
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - (0.7)%                           (1,471,745)
                                                                    ------------
   NET ASSETS - 100.0%                                              $204,013,315
                                                                    ============

--------------------------------------------------------------------------------

(A) THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(B)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2010.

(C)   PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

        The accompanying notes are an integral part of the financial statements.

104 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2010

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

AGM   - ASSURED GUARANTY MUNICIPAL CORPORATION (FORMERLY KNOWN AS FINANCIAL
        SECURITY ASSURANCE)
AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
COP   - CERTIFICATES OF PARTICIPATION
ETM   - ESCROWED TO MATURITY
FGIC  - FINANCIAL GUARANTY INSURANCE CORPORATION
GO    - GENERAL OBLIGATION
RB    - REVENUE BOND
SER   - SERIES
SPA   - STANDBY PURCHASE AGREEMENT
TA    - TAX ALLOCATION

A summary of the inputs used to value the Fund's net assets as of July 31, 2010 is as follows (see Note 2- significant accounting policies in the notes to financial statements):

                                                                    LEVEL 2        LEVEL 3
                                    TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                     VALUE AT        QUOTED        OBSERVABLE    UNOBSERVABLE
                                     07/31/10         PRICE          INPUTS         INPUTS
                                   -------------   -----------   -------------   ------------
   Municipal Bonds                 $ 199,592,556   $        --   $ 199,592,556   $         --
   Registered Investment Company       5,892,504     5,892,504              --             --
                                   -------------   -----------   -------------   ------------
Total:                             $ 205,485,060   $ 5,892,504   $ 199,592,556   $         --
                                   =============   ===========   =============   ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 105

SCHEDULE OF INVESTMENTS
JULY 31, 2010

NATIONAL INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 95.6%
--------------------------------------------------------------------------------
   ALASKA - 3.6%
      Alaska State, International Airports System,
         Ser D, RB, National-RE Insured
         5.000%, 10/01/22 (A)                        $  2,000,000   $  2,129,440
      Anchorage, City of Anchorage Schools,
         Ser B, GO,
         5.000%, 08/01/24 (A)                           1,000,000      1,095,750
         National-RE FGIC Insured
         5.000%, 09/01/17                                 500,000        588,745
                                                                    ------------
                                                                       3,813,935
                                                                    ------------
   ARIZONA - 2.9%
      Arizona State, Transportation Board
         & Highway Revenue, Ser A, RB
         5.250%, 07/01/17 (A)                           1,000,000      1,095,320
         Phoenix, GO, Ser A
         6.250%, 07/01/17                               1,000,000      1,264,080
         Tucson, Water Revenue, RB
         5.000%, 07/01/21 (A)                             640,000        727,066
                                                                    ------------
                                                                       3,086,466
                                                                    ------------
   CALIFORNIA - 20.0%
      California State, Department of
         Transportation, Federal Highway Grant
         Anticipation Bonds,
         Ser A, RB, National-RE FGIC Insured
         5.000%, 02/01/14                               1,000,000      1,131,390
      California State, Department of
         Water Resources,
         Central Valley Project, Ser X, RB,
         National-RE FGIC Insured
         5.500%, 12/01/15                                 625,000        759,619
         Central Valley Project, Ser Z, RB,
         National-RE FGIC Insured
         5.000%, 12/01/12                                 500,000        553,420
         Power Supply Revenue,
         RB, Ser H, AGM Insured
         5.000%, 05/01/22 (A)                           1,000,000      1,117,430
      California State, Educational Facilities
         Authority, Loyola-Marymount University,
         Ser A, RB, National-RE Insured
         4.500%, 10/01/12                               1,000,000      1,048,530
      California State, GO,
         Various Purposes,
         5.625%, 04/01/25 (A)                           1,000,000      1,093,370
         5.250%, 10/01/21 (A)                           1,000,000      1,109,580
      Chico, Unified School District,
         Ser B, GO, AGM Insured
         5.000%, 08/01/25 (A)                           1,625,000      1,727,212
      Contra Costa, Water District,
         Ser E, RB, AMBAC Insured
         6.250%, 10/01/12                                 545,000        578,076

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Elsinore Valley, Municipal Water District,
         COP, National-RE FGIC Insured
         5.375%, 07/01/18                            $    750,000   $    846,390
      Long Beach, Unified School District,
         Election of 2008, Ser A, GO
         5.250%, 08/01/24 (A)                             525,000        586,336
         5.250%, 08/01/25 (A)                           1,000,000      1,107,960
         Los Angeles, Ser A, GO,
         National-RE Insured
         5.250%, 09/01/12                                 625,000        681,031
      Los Angeles, Unified School District,
         GO, Ser I
         5.000%, 07/01/25 (A)                           1,000,000      1,068,870
      Redding, Electric System Revenue,
         Ser A, COP, AGM Insured
         5.000%, 06/01/22 (A)                           1,000,000      1,082,630
      Sacramento Municipal Utility District,
         Ser R, RB, National-RE Insured
         5.000%, 08/15/23 (A)                             500,000        528,165
      San Bernardino County, Community
         College District, GO,
         Election 2002, Ser A
         6.250%, 08/01/24 (A)                             850,000      1,001,351
      San Francisco City & County, Airport
         Commission, International Airport,
         Second Series,
         RB, National-RE FGIC Insured
         5.250%, 05/01/19                               1,000,000      1,160,160
      San Jose, Redevelopment Agency, TA,
         ETM, National-RE Insured,
         Prerefunded @ 100 (B)
         6.000%, 08/01/15                                 330,000        406,342
         National-RE Insured
         6.000%, 08/01/15                                 775,000        864,567
      San Ramon Valley, Unified School District,
         Election 2002, GO, AGM Insured
         5.250%, 08/01/18 (A)                           1,670,000      1,887,517
      Torrance, Unified School District,
         Election of 2008, Measure Y, GO
         5.500%, 08/01/25 (A)                             750,000        845,123
                                                                    ------------
                                                                      21,185,069
                                                                    ------------
   COLORADO - 2.9%
      Denver, City & County Airport Revenue,
         Ser C, RB, LOC JPMorgan Chase (C)
         0.260%, 11/15/22 (A)                           2,000,000      2,000,000
      Fort Collins, Water Utility Enterprise
         Water Revenue, RB
         4.000%, 12/01/10                                 500,000        505,605

        The accompanying notes are an integral part of the financial statements.

106 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2010

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   COLORADO - (CONTINUED)
      Regional Transportation District, Sales Tax,
         Ser B, RB, AMBAC Insured
         5.250%, 11/01/12                            $    500,000   $    553,345
                                                                    ------------
                                                                       3,058,950
                                                                    ------------
   FLORIDA - 2.4%
      Florida State Municipal Power Agency
         Revenue, All Requirements Supply,
         Ser C, RB, LOC Bank of America (C)
         0.270%, 10/01/35 (A)                           1,340,000      1,340,000
      Jacksonville, Local Government,
         Sales Tax Revenue,
         RB, National-RE FGIC Insured
         5.500%, 10/01/13                                 770,000        874,096
      Orlando, Utilities Commission,
         Water & Electric Revenue, RB
         6.000%, 10/01/10                                 280,000        282,542
                                                                    ------------
                                                                       2,496,638
                                                                    ------------
   GEORGIA - 1.2%
      Atlanta, Water & Wastewater Revenue,
         Ser A, RB, National-RE FGIC Insured
         5.500%, 11/01/13                               1,000,000      1,118,990
      Georgia State, Road & Tollway Authority,
         Federal Highway Grant Anticipation
         Bonds, Ser A, RB
         4.000%, 06/01/11                                 120,000        123,655
                                                                    ------------
                                                                       1,242,645
                                                                    ------------
   HAWAII - 5.5%
      Hawaii County, Ser A, GO,
         FGIC Insured,
         Prerefunded @ 100 (B)
         5.500%, 07/15/11                                 635,000        665,899
      Hawaii State, Highway Revenue,
         Ser B, RB, AGM Insured
         5.000%, 07/01/15                               1,000,000      1,162,950
      Honolulu City and County,
         Ser A, GO
         5.000%, 04/01/25 (A)                           1,000,000      1,111,160
         Ser A, GO, AGM Insured,
         Prerefunded @ 100 (B)
         5.375%, 09/01/11                               1,150,000      1,211,950
      Kauai County, Ser A, GO,
         National-RE Insured
         5.625%, 08/01/13 (A)                             440,000        460,165
      Kauai County, Ser A, GO,
         National-RE Insured,
         Prerefunded @ 100 (B)
         5.625%, 08/01/11                                  60,000         63,192

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   HAWAII - (CONTINUED)
      University of Hawaii Revenue,
         Ser A, RB,
         5.500%, 10/01/22 (A)                        $    500,000   $    571,015
         5.500%, 10/01/23 (A)                             500,000        570,180
                                                                    ------------
                                                                       5,816,511
                                                                    ------------
   IDAHO - 4.2%
      Idaho State, Housing & Finance
         Association, Grant & Revenue
         Anticipation, Federal Highway
         Trust, RB, National-RE Insured
         5.000%, 07/15/15                               1,000,000      1,153,880
         Ser A
         5.000%, 07/15/22 (A)                             400,000        447,044
         5.250%, 07/15/24 (A)                           1,525,000      1,703,623
      Twin Falls County, School
         District No. 411,
         GO, National-RE Insured
         5.000%, 09/15/16                               1,000,000      1,133,020
                                                                    ------------
                                                                       4,437,567
                                                                    ------------
   ILLINOIS - 10.1%
      Chicago,
         Ser A, GO, AGM Insured
         5.000%, 01/01/23 (A)                           1,075,000      1,145,606
         Ser C, GO
         5.000%, 01/01/23 (A)                           1,285,000      1,388,327
      Chicago, Board of Education,
         Dedicated Revenues,
         Ser B, GO, AMBAC Insured
         5.000%, 12/01/23 (A)                           1,125,000      1,200,172
      Chicago, O'Hare International Airport,
         3rd Lien, Ser D, RB,
         LOC Dexia Credit Local (C)
         0.280%, 01/01/35                               1,450,000      1,450,000
         Ser B, RB, AGM Insured
         5.000%, 01/01/19 (A)                           1,655,000      1,816,263
      Chicago, Project & Refunding,
         Ser A, GO
         5.250%, 01/01/21 (A)                             895,000      1,006,964
      Illinois State Toll Highway Authority,
         Toll Highway Revenue,
         Ser A-1, RB, AGM Insured (C)
         0.320%, 01/01/31                               2,000,000      2,000,000
      Illinois State, GO, National-RE
         Insured (A)
         5.000%, 08/01/26                                 700,000        710,759
                                                                    ------------
                                                                      10,718,091
                                                                    ------------

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 107

SCHEDULE OF INVESTMENTS
JULY 31, 2010

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   MARYLAND - 0.2%
      Maryland Water Quality Financing
         Administration Revolving
         Loan Fund, Ser A, RB
         3.250%, 03/01/11                            $    250,000   $    254,293
                                                                    ------------
   MASSACHUSETTS - 4.1%
      Massachusetts State,
         School Building Authority,
         Ser A, RB, AGM Insured
         5.000%, 08/15/14                               1,175,000      1,357,184
         Ser A, GO,
         6.000%, 11/01/10                                 455,000        461,325
         Ser C, GO, AGM Insured
         5.500%, 11/01/10                                 140,000        141,778
         Water Resources Authority,
         Ser A, RB, National-RE Insured
         5.250%, 08/01/16                               1,000,000      1,177,710
         5.250%, 08/01/15                               1,025,000      1,209,193
                                                                    ------------
                                                                       4,347,190
                                                                    ------------
   NEVADA - 5.0%
      Clark County,
         Limited Tax-Bond Bank, GO
         5.000%, 06/01/25 (A)                           1,735,000      1,871,041
         School District, Ser A, GO, AGM Insured
         5.500%, 06/15/16 (A)                             500,000        556,620
      Las Vegas, Valley Water District,
         Refunding & Water Improvement,
         Ser A, GO, National-RE FGIC Insured
         5.250%, 06/01/18 (A)                           1,305,000      1,414,502
      Las Vegas, Water District Revenue,
         Ser B, GO, National-RE Insured
         5.250%, 06/01/14 (A)                             300,000        330,249
      Nevada State, Ser B, GO, AGM Insured
         5.000%, 08/01/24 (A)                             525,000        551,103
      Nevada State, Capital Improvements,
         Ser A, GO, National-RE Insured
         5.000%, 11/01/16 (A)                             500,000        533,180
                                                                    ------------
                                                                       5,256,695
                                                                    ------------
   NEW JERSEY - 3.0%
      Maplewood Township,
         Refunding-General Improvement,
         GO, AGM Insured
         3.125%, 02/01/11                                 200,000        202,754
      New Jersey State,
         Ser L, GO, AMBAC Insured
         5.250%, 07/15/16                               1,015,000      1,198,461

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   NEW JERSEY - (CONTINUED)
      Transportation Trust Fund Authority,
         Ser A, RB
         5.250%, 12/15/21                            $    515,000   $    594,696
         Transportation Trust Fund Authority,
         Ser C, ETM, RB, National-RE Insured
         5.250%, 06/15/15                               1,000,000      1,190,260
                                                                    ------------
                                                                       3,186,171
                                                                    ------------
   NEW YORK - 4.7%
      New York State,
         Ser C-1, GO, AGM Insured
         5.000%, 10/01/24 (A)                           1,000,000      1,090,240
         Ser M, GO, AGM Insured
         5.000%, 04/01/15                               1,000,000      1,147,660
      New York State, Thruway Authority,
         Highway and Bridge Trust Fund,
         Ser A, RB, National-RE FGIC Insured
         5.500%, 04/01/11                                 170,000        175,879
         Personal Income Tax Revenue, Ser A, RB
         5.000%, 03/15/11                                 300,000        308,679
         Second Highway and Bridge Trust Fund,
         Ser A, RB, National-RE Insured
         Prerefunded @ 100 (B)
         5.000%, 04/01/14                               1,000,000      1,147,600
         Ser B, RB
         5.000%, 04/01/21 (A)                           1,000,000      1,144,090
                                                                    ------------
                                                                       5,014,148
                                                                    ------------
   NORTH CAROLINA - 0.3%
      Charlotte, GO
         5.000%, 08/01/10                                 300,000        300,000
                                                                    ------------
   OHIO - 0.2%
      Ohio State, Water Development
         Authority, Pollution Control Revenue,
         Water Loan Fund Water Quality,
         Ser B, RB
         5.000%, 12/01/10                                 200,000        203,076
                                                                    ------------
   OREGON - 6.0%
      Chemeketa, Community College District,
         ETM, GO, FGIC Insured
         5.500%, 06/01/12                               1,060,000      1,149,867
      McMinnville, School District,
         No. 40, GO, AGM Insured
         5.000%, 06/15/11                               1,000,000      1,039,800
      Portland, Sewer System Revenue,
         Second Lien, Ser B, RB, AGM Insured
         5.000%, 06/15/23 (A)                           1,160,000      1,288,772

        The accompanying notes are an integral part of the financial statements.

108 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2010

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   OREGON - (CONTINUED)
      Washington County, School District
         Authority No. 15, GO, AGM Insured
         5.000%, 06/15/14                            $  1,000,000   $  1,133,310
      Washington, Multnomah & Yamill
         Counties, School District Authority,
         GO, National-RE Insured
         5.000%, 06/01/11                                 550,000        570,999
      Yamill County, School District
         Authority No. 29J, GO,
         National-RE FGIC Insured
         5.250%, 06/15/16                               1,000,000      1,150,280
                                                                    ------------
                                                                       6,333,028
                                                                    ------------
   TEXAS - 9.1%
      Austin, Water & WasteWater
         System Revenue,
         RB, LOC Dexia Credit Local (C)
         0.350%, 05/15/31 (A)                           1,200,000      1,200,000
      Denton, Utilities System Revenue,
         RB, National-RE Insured
         5.250%, 12/01/23                               1,065,000      1,131,669
      Houston, Texas Utility System Revenue,
         First Lien, Ser A, RB, AGM Insured
         5.250%, 11/15/17                               1,000,000      1,176,150
      Lamar Consolidated Independent
         School District, Schoolhouse,
         GO, PSF Insured
         5.000%, 02/15/17                                 800,000        945,704
      Lower Colorado River Authority, RB
         5.000%, 05/15/22 (A)                             675,000        740,239
         Texas Revenue, RB
         5.000%, 05/15/21 (A)                             935,000      1,034,970
      North East Independent School District,
         Ser A, GO, PSF Insured
         5.000%, 08/01/17                                 500,000        594,905
      San Antonio, Water Revenue,
         RB, AGM Insured
         5.500%, 05/15/15 (A)                             500,000        542,390
         RB, National-RE FGIC Insured
         5.000%, 05/15/17                               1,000,000      1,161,090
      Texas State, University Systems
         Financing Revenue, RB
         5.250%, 03/15/21 (A)                           1,000,000      1,147,710
                                                                    ------------
                                                                       9,674,827
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   UTAH - 2.2%
      Park City, Utah School District,
         Utah School Board, GO,
         School Board Insured
         4.000%, 02/01/11                            $    300,000   $    305,493
      Utah State, Board of Regents
         Auxilliary & Campus Facilities Revenue,
         Ser A, RB, National-RE Insured
         5.000%, 04/01/17 (A)                           1,500,000      1,662,495
      Washington County School District,
         St. George Building, Utah School Board
         Guarantee Program, GO,
         School Board Guarantee
         3.750%, 03/01/11                                 300,000        305,994
                                                                    ------------
                                                                       2,273,982
                                                                    ------------
   WASHINGTON - 8.0%
      Energy Northwest, Electric Revenue,
         Project No. 1, Ser B, RB,
         National-RE Insured
         6.000%, 07/01/17 (A)                           1,700,000      1,866,379
      King County, School District
         No. 410, GO,
         National-RE FGIC Insured
         5.500%, 12/01/10                               1,285,000      1,306,087
      Pierce County, GO, AMBAC Insured
         5.125%, 08/01/16 (A)                           1,375,000      1,573,935
      Seattle, Limited Tax, Ser B, GO,
         5.500%, 03/01/11                               1,935,000      1,990,922
         ETM, Prerefunded @ 100 (B)
         5.500%, 03/01/11                                  65,000         66,959
      Snohomish County,
         School District No. 015 Edmonds,
         Ser A, GO, AGM Insured
         5.000%, 12/01/10                                 500,000        507,725
      Washington State, Ser A, GO,
         5.000%, 07/01/19 (A)                           1,000,000      1,148,120
                                                                    ------------
                                                                       8,460,127
                                                                    ------------
      TOTAL MUNICIPAL BONDS
         (Cost $95,769,141)                                          101,159,409
                                                                    ------------

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 109

SCHEDULE OF INVESTMENTS
JULY 31, 2010

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 3.1%
--------------------------------------------------------------------------------
      Fidelity Institutional
         Tax-Exempt Portfolio                           3,290,604   $  3,290,604
                                                                    ------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $3,290,604)                                             3,290,604
                                                                    ------------
   TOTAL INVESTMENTS - 98.7%
      (Cost $99,059,745)                                             104,450,013
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 1.3%                              1,368,220
                                                                    ------------
   NET ASSETS - 100.0%                                              $105,818,233
                                                                    ============

--------------------------------------------------------------------------------
(A) THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY DATE.

(B)   PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2010.

AGM   - ASSURED GUARANTY MUNICIPAL CORPORATION (FORMERLY KNOWN AS
        FINANCIAL SECURITY ASSURANCE)
AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
COP   - CERTIFICATES OF PARTICIPATION
ETM   - ESCROWED TO MATURITY
FGIC  - FINANCIAL GUARANTY INSURANCE CORPORATION
GO    - GENERAL OBLIGATION
LOC   - LETTER OF CREDIT
PSF   - PRIORITY SOLIDARITY FUND
RB    - REVENUE BOND
SER   - SERIES
TA    - TAX ALLOCATION

A summary of the inputs used to value the Fund's net assets as of July 31, 2010 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                   LEVEL 2       LEVEL 3
                                                   TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                                    VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                    07/31/10         PRICE         INPUTS         INPUTS
                                                  ------------   ------------   ------------   ------------
   Municipal Bonds                                $101,159,409   $        --    $101,159,409   $         --
   Registered Investment Company                     3,290,604      3,290,604             --             --
                                                  ------------   ------------   ------------   ------------
Total:                                            $104,450,013   $  3,290,604   $101,159,409   $         --
                                                  ============   ============   ============   ============

        The accompanying notes are an integral part of the financial statements.

110 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2010

SHORT TERM BOND FUND

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 50.2%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 5.3%
      Comcast
         5.500%, 03/15/11                            $    500,000   $    513,592
         5.300%, 01/15/14                               1,150,000      1,273,888
      JC Penney
         9.000%, 08/01/12                                 500,000        553,125
         Macy's Retail Holdings
         5.350%, 03/15/12                                 500,000        516,250
      Staples
         9.750%, 01/15/14                               1,000,000      1,231,919
         7.750%, 04/01/11                                 700,000        729,040
      Time Warner Cable
         5.400%, 07/02/12                               1,000,000      1,073,898
                                                                    ------------
                                                                       5,891,712
                                                                    ------------
   CONSUMER STAPLES - 5.0%
      Anheuser-Busch Inbev Worldwide
         3.000%, 10/15/12                               1,000,000      1,033,581
      Coca-Cola
         3.625%, 03/15/14                                 250,000        269,075
      General Mills
         6.000%, 02/15/12                                 500,000        537,396
      Kellogg, Ser B
         6.600%, 04/01/11                                 500,000        519,428
      Kraft Foods
         6.250%, 06/01/12                                 500,000        543,963
      Kroger
         5.500%, 02/01/13                                 750,000        818,594
         5.000%, 04/15/13                                 500,000        541,218
      Safeway
         6.500%, 03/01/11                                 750,000        771,989
         5.800%, 08/15/12                                 500,000        542,772
                                                                    ------------
                                                                       5,578,016
                                                                    ------------
   ENERGY - 8.4%
      ConocoPhillips
         4.750%, 10/15/12                               1,000,000      1,075,578
      Consolidated Natural Gas
         6.000%, 10/15/10                                 325,000        328,348
      Enterprise Products Operating, Ser M
         5.650%, 04/01/13                               1,000,000      1,091,056
      Kinder Morgan Energy Partners
         7.500%, 11/01/10                                 800,000        810,138
      Marathon Oil Corp
         6.125%, 03/15/12                                 800,000        856,590
      Northern Natural Gas (A)
         7.000%, 06/01/11                                 500,000        523,920
      SeaRiver Maritime (B)
         0.000%, 09/01/12                               3,000,000      2,854,872
      Shell International Finance
         4.000%, 03/21/14                               1,000,000      1,072,698

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   ENERGY - (CONTINUED)
      Transcontinental Gas Pipeline, Ser B
         7.000%, 08/15/11                            $    500,000   $    527,728
         Williams Cos (A)
         6.375%, 10/01/10                                 230,000        231,396
                                                                    ------------
                                                                       9,372,324
                                                                    ------------
   FINANCIALS - 7.4%
      Bank of America
         5.375%, 09/11/12                               1,000,000      1,058,158
      BP Capital Markets
         3.125%, 03/10/12                               1,000,000        983,380
      Goldman Sachs Group
         5.700%, 09/01/12                               1,000,000      1,075,205
      John Deere Capital
         5.100%, 01/15/13                                 500,000        544,811
      John Deere Capital, MTN
         5.400%, 10/17/11                                 510,000        537,319
      JPMorgan Chase
         4.750%, 05/01/13                               1,000,000      1,081,420
         3.125%, 12/01/11                                 500,000        517,219
      Lehman Brothers Holdings, MTN (C)
         5.625%, 01/24/13                                 500,000        108,125
      UNUM Group
         7.625%, 03/01/11                                 250,000        258,738
      Wells Fargo
         4.375%, 01/31/13                               1,500,000      1,592,253
         3.000%, 12/09/11                                 500,000        517,192
                                                                    ------------
                                                                       8,273,820
                                                                    ------------
   FOREIGN GOVERNMENT - 1.0%
      Province of British Columbia
         2.850%, 06/15/15                               1,000,000      1,050,729
                                                                    ------------
   HEALTH CARE - 3.6%
      Cigna
         7.000%, 01/15/11                                 500,000        512,558
      Eli Lilly
         3.550%, 03/06/12                                 500,000        520,980
      Pfizer
         4.450%, 03/15/12                                 500,000        528,556
      UnitedHealth Group
         5.250%, 03/15/11                                 750,000        768,141
      Wellpoint
         6.800%, 08/01/12                                 500,000        548,505
         6.000%, 02/15/14                                 475,000        538,100
         Wyeth
         5.500%, 03/15/13                                 500,000        553,753
                                                                    ------------
                                                                       3,970,593
                                                                    ------------

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 111

SCHEDULE OF INVESTMENTS
JULY 31, 2010

SHORT TERM BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   INDUSTRIAL - 5.8%
      Burlington Northern Santa Fe
         6.750%, 07/15/11                            $    500,000   $    527,965
         5.900%, 07/01/12                               1,560,000      1,687,312
      CSX
         5.300%, 02/15/14                               1,000,000      1,110,213
      General Electric
         5.000%, 02/01/13                               1,000,000      1,083,313
      Honeywell International
         5.625%, 08/01/12                                 500,000        544,651
      L-3 Communications (B)
         5.875%, 01/15/15                                 500,000        510,000
      Union Pacific
         5.450%, 01/31/13                                 935,000      1,025,362
                                                                    ------------
                                                                       6,488,816
                                                                    ------------
   INFORMATION TECHNOLOGY - 1.5%
      Hewlett-Packard
         4.250%, 02/24/12                                 500,000        526,167
      International Business Machines
         7.500%, 06/15/13                                 500,000        587,504
      Oracle
         5.000%, 01/15/11                                 500,000        509,275
                                                                    ------------
                                                                       1,622,946
                                                                    ------------
   MATERIALS - 3.7%
      Dow Chemical
         4.850%, 08/15/12                               1,000,000      1,059,006
      Praxair
         3.950%, 06/01/13                               1,040,000      1,115,128
      Rio Tinto Alcan
         5.200%, 01/15/14                                 750,000        813,807
      Teck Resources
         7.000%, 09/15/12                                 998,000      1,074,789
                                                                    ------------
                                                                       4,062,730
                                                                    ------------
   TELECOMMUNICATION SERVICES - 2.2%
      AT&T
         5.875%, 08/15/12                               1,250,000      1,368,093
      Verizon Communications
         5.250%, 04/15/13                               1,000,000      1,105,043
                                                                    ------------
                                                                       2,473,136
                                                                    ------------
   UTILITIES - 6.3%
      Centerpoint Energy, Ser B
         7.250%, 09/01/10                                 250,000        250,992
      Duke Energy
         6.300%, 02/01/14                                 500,000        568,590
      Exelon Generation
         5.350%, 01/15/14                               1,182,000      1,294,347
      Firstenergy, Ser B
         6.450%, 11/15/11                                 500,000        525,988

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   UTILITIES - (CONTINUED)
      FPL Group Capital (D)
         1.419%, 06/17/11                            $  1,000,000   $  1,006,117
      MidAmerican Energy Holdings,
         5.875%, 10/01/12                                 500,000        544,555
         Ser D
         5.000%, 02/15/14                                 500,000        545,577
      Pacific Gas & Electric
         4.200%, 03/01/11                               1,000,000      1,018,977
      Southern California Edison
         5.750%, 03/15/14                                 500,000        571,679
      Xcel Energy
         7.000%, 12/01/10                                 658,000        670,763
                                                                    ------------
                                                                       6,997,585
                                                                    ------------
      TOTAL CORPORATE OBLIGATIONS
         (Cost $55,044,312)                                           55,782,407
                                                                    ------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 20.8%
--------------------------------------------------------------------------------
      FHLMC 7 Year Balloon
         3.500%, 08/01/10                                 103,811        104,024
      FHLMC Gold
         6.000%, 01/01/13                                  79,132         83,390
         6.000%, 09/01/13                                  18,903         20,066
         6.000%, 04/01/14                                  37,379         39,976
         6.000%, 05/01/14                                 155,154        166,101
         6.000%, 05/01/14                                  28,060         30,497
         6.000%, 05/01/14                                  37,628         40,896
         6.000%, 05/01/14                                  20,187         21,940
         6.000%, 07/01/14                                 135,496        145,056
         6.000%, 10/01/16                                 128,786        140,293
         6.000%, 04/01/17                                 399,499        435,755
         6.000%, 04/01/29                                 108,116        119,384
         5.500%, 07/01/15                                 391,048        422,749
         5.500%, 03/01/17                                 125,807        135,634
         5.500%, 12/01/17                                  13,437         14,556
         5.500%, 02/01/18                                 146,315        158,510
         5.500%, 11/01/18                                  13,574         14,709
         5.500%, 10/01/32                                 860,737        931,590
         5.500%, 12/01/34                                 547,986        592,153
         5.000%, 10/01/18                                 424,802        457,061
         5.000%, 07/01/20                                 193,327        207,788
      FHLMC, ARM
         5.176%, 06/01/39                               1,003,000      1,069,034
         4.685%, 11/01/35                               1,848,968      1,920,743
         2.873%, 10/01/36                               1,930,826      2,009,907
         2.793%, 03/01/35                                 249,448        262,246
         2.689%, 12/01/34                               1,766,024      1,837,009
         2.632%, 01/01/34                                 340,686        353,911

        The accompanying notes are an integral part of the financial statements.

112 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2010

SHORT TERM BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
      FNMA
         8.000%, 06/01/30                            $      5,007   $      5,819
         8.000%, 11/01/30                                   3,117          3,620
         6.982%, 01/01/15                                  40,336         42,955
         6.500%, 06/01/16                                  55,931         60,857
         6.500%, 07/01/16                                  41,010         44,621
         6.500%, 11/01/16                                  35,015         38,099
         6.500%, 01/01/17                                  40,488         44,053
         6.500%, 02/01/17                                  15,075         16,402
         6.500%, 04/01/17                                  54,284         59,217
         6.500%, 07/01/17                                  49,633         54,144
         6.000%, 04/01/16                                 435,892        473,340
         6.000%, 04/01/16                                 193,186        210,145
         6.000%, 05/01/16                                 444,829        483,879
         6.000%, 05/01/16                                 229,664        249,466
         6.000%, 06/01/16                                  23,194         25,230
         6.000%, 08/01/16                                  42,441         46,166
         6.000%, 10/01/16                                 100,450        109,268
         6.000%, 05/01/18                                 288,710        314,055
         5.500%, 07/01/14                                 142,429        154,243
         5.500%, 09/01/14                                 219,038        237,205
         5.500%, 08/01/15                                 495,247        536,324
         5.500%, 12/01/16                                  51,111         55,366
         5.500%, 01/01/17                                 375,908        407,204
         5.500%, 09/01/17                                 507,116        549,036
         5.500%, 09/01/17                                  61,399         66,568
         5.500%, 10/01/17                                  82,091         88,892
         5.500%, 11/01/17                                 144,516        156,431
         5.500%, 12/01/17                                  86,427         93,616
         5.500%, 02/01/18                                   9,923         10,774
         5.500%, 04/01/18                                  21,695         23,556
         5.500%, 10/01/18                                  26,693         28,941
         5.500%, 12/01/18                                 986,478      1,068,607
         5.000%, 07/01/14                                  37,044         38,966
         5.000%, 05/01/18                                  24,610         26,470
         5.000%, 06/01/18                                  94,190        101,309
      FNMA, ARM
         5.175%, 01/01/36                               1,587,975      1,664,733
         3.177%, 09/01/33                                 178,246        185,385
         3.118%, 08/01/27                                  32,828         33,308
         2.540%, 06/01/34                               1,449,352      1,507,960
         2.108%, 01/01/35                                 494,083        513,095
      FNMA, CMO REMIC,
         Ser 2002-18, Cl PC
         5.500%, 04/25/17                                 180,418        190,884

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
      GNMA, CMO REMIC
         Ser 62, Cl B
         4.763%, 01/16/25                            $     48,079   $     48,375
         Ser 52, CI A
         4.287%, 01/16/30                               1,138,301      1,162,946
         Ser 51, CI A
         4.145%, 02/16/18                                 109,399        109,927
         Ser 77, CI A
         3.402%, 03/16/20                                 102,829        103,069
                                                                    ------------
      TOTAL U.S. GOVERNMENT AGENCY
         MORTGAGE-BACKED OBLIGATIONS
         (Cost $22,427,714)                                           23,179,504
                                                                    ------------

--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - 12.3%
--------------------------------------------------------------------------------
      Banc of America Commercial Mortgage,
         Ser 2003-2, Cl A2
         4.342%, 03/11/41                                 154,863        156,609
         Ser 2005-1, Cl A3
         4.877%, 11/10/42                                  96,038         96,834
      Banc of America Funding,
         Ser 2002-2, Cl A2
         6.000%, 11/25/32                                   6,306          6,257
      Bear Stearns Commercial
         Mortgage Securities,
         Ser 2001-TOP2, Cl A2
         6.480%, 02/15/35                                 907,627        924,803
         Ser 2001-TOP4, Cl A1
         5.060%, 11/15/16                                  22,910         23,031
         Ser 2003-T12, Cl A3(D)
         4.240%, 08/13/39                                 333,292        343,188
         Ser 2004-PWR5, Cl A3
         4.565%, 07/11/42                                 640,000        650,130
      Chase Manhattan Bank-
         First Union National Bank,
         Ser 1999-1, Cl E (D)
         7.568%, 08/15/31                                 750,000        755,261
      Chase Mortgage Finance,
         Ser 2003-S10, Cl A1
         4.750%, 11/25/18                                 795,789        829,689
         Ser 2004-S1, CI A3
         5.500%, 02/25/19                                 418,187        433,230
      Citicorp Mortgage Securities,
         Ser 2003-10, Cl A1
         4.500%, 11/25/18                                 907,145        936,144
      Commercial Mortgage Pass
         Through Certificates,
         Ser 2004-LB4A, Cl A3
         4.405%, 10/15/37                               1,000,000      1,015,026

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 113

SCHEDULE OF INVESTMENTS
JULY 31, 2010

SHORT TERM BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
      Greenwich Capital Commercial Funding,
         Ser 2004-GG1, Cl A5
         4.883%, 06/10/36                            $  1,500,000   $  1,532,360
      Master Asset Securitization Trust,
         Ser 2003-10, Cl 2A1
         4.500%, 11/25/13                                  96,627         97,324
      Merrill Lynch Mortgage Investors Trust,
         Ser 2005-A2, Cl A4 (D)
         2.802%, 02/25/35                                 272,547        272,532
      Merrill Lynch Mortgage Trust,
         Ser 2002-MW1, CI A3
         5.403%, 07/12/34                                 399,582        407,275
      Morgan Stanley Capital I,
         Ser 2003-T11, Cl A4
         5.150%, 06/13/41                                 310,000        332,594
         Ser 2004-T15, Cl A2
         4.690%, 06/13/41                                 220,207        221,204
      Morgan Stanley Dean Witter Capital I,
         Ser 2001-TOP1, Cl A4
         6.660%, 02/15/33                                 118,154        119,511
         Ser 2001-TOP3, Cl A4
         6.390%, 07/15/33                                 590,859        609,853
         Ser 2002-IQ2, Cl A4
         5.740%, 12/15/35                                 638,469        670,327
      Wachovia Bank Commercial
         Mortgage Trust,
         Ser 2004-C15, Cl A2
         4.039%, 10/15/41                                 718,847        723,357
         Ser 2005-C17, Cl A2
         4.782%, 03/15/42                                 487,990        488,840
      Washington Mutual,
         Ser 2002-MS6, Cl 3A1
         6.500%, 09/25/32                                 350,729        360,886
         Ser 2005-8, Cl 1A8
         5.500%, 10/25/35                                 213,172        196,359
      Wells Fargo Mortgage Backed
         Securities Trust,
         Ser 2003-M, Cl A1(D)
         4.675%, 12/25/33                                 686,264        693,547
         Ser 2004-2, Cl A1
         5.000%, 01/25/19                                 797,050        821,191
                                                                    ------------
      TOTAL MORTGAGE-BACKED SECURITIES
         (Cost $13,429,530)                                           13,717,362
                                                                    ------------

--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 8.8%
--------------------------------------------------------------------------------
      BMW Vehicle Owner Trust,
         Ser 2010-A, Cl A3
         1.390%, 04/25/13                               1,000,000      1,010,721
      Centerpoint Energy Transition Bond,
         Ser 2005-A, Cl A2
         4.970%, 08/01/14                                 434,725        452,196

--------------------------------------------------------------------------------
Description                                            Par/Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
      Chase Issuance Trust,
         Ser 2005-A2, Cl A2(D)
         0.411%, 12/15/14                            $  1,500,000   $  1,496,269
         Ser 2009-A3, Cl A3
         2.400%, 06/17/13                                 430,000        436,711
      FPL Recovery Funding,
         Ser 2007-A, Cl A2
         5.044%, 08/01/15                               1,000,000      1,075,212
      Massachusetts RRB Special Purpose Trust,
         Ser 2001-1, Cl A
         6.530%, 06/01/15                               1,295,630      1,407,198
         Ser 2005-1, Cl A3
         4.130%, 09/15/13                                 703,447        717,437
      PG&E Energy Recovery Funding,
         Ser 2005-1, Cl A5
         4.470%, 12/25/14                               1,000,000      1,073,638
         Ser 2005-2, Cl A2
         5.030%, 03/25/14                                 708,329        735,537
      PSE&G Transition Funding,
         Ser 2005-1, Cl A2
         4.340%, 06/16/14                                 126,763        131,296
      Public Service New Hampshire Funding,
         Ser 2001-1, Cl A3
         6.480%, 05/01/15                               1,137,187      1,228,910
                                                                    ------------
      TOTAL ASSET-BACKED SECURITIES
         (Cost $9,671,722)                                             9,765,125
                                                                    ------------

--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATION - 3.8%
--------------------------------------------------------------------------------
      U.S. Treasury Inflation Index Note
         2.000%, 01/15/16                               1,000,000      1,188,424
      U.S. Treasury Note
         1.375%, 09/15/12                               2,000,000      2,033,124
         1.000%, 10/31/11                               1,000,000      1,007,695
                                                                    ------------
      TOTAL U.S. TREASURY OBLIGATION
         (Cost $4,137,719)                                             4,229,243
                                                                    ------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 2.4%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                           2,703,066      2,703,066
                                                                    ------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $2,703,066)                                             2,703,066
                                                                    ------------
   TOTAL INVESTMENTS - 98.3%
      (Cost $107,414,063)                                            109,376,707
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 1.7%                              1,891,611
                                                                    ------------
   NET ASSETS - 100.0%                                              $111,268,318
                                                                    ============

        The accompanying notes are an integral part of the financial statements.

114 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2010

SHORT TERM BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3(A), 4(2) OR RULE 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THESE SECURITIES AS OF JULY 31, 2010 WAS $755,316 AND REPRESENTED 0.7% OF NET ASSETS.

(B) THIS SECURITY IS SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(C) THE ISSUER IS IN DEFAULT OF CERTAIN DEBT COVENANTS. INCOME IS NOT BEING ACCRUED. AS OF JULY 31, 2010, THE VALUE OF THESE SECURITIES AMOUNTED TO $108,125, WHICH REPRESENTS 0.1% OF NET ASSETS.

(D)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2010.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ARM   - ADJUSTABLE RATE MORTGAGE
CL    - CLASS
CMO   - COLLATERALIZED MORTGAGE OBLIGATION
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA  - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN   - MEDIUM TERM NOTE
REMIC - REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER   - SERIES

A summary of the inputs used to value the Fund's net assets as of July 31, 2010 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                            LEVEL 2         LEVEL 3
                                                         TOTAL FAIR         LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                          VALUE AT          QUOTED        OBSERVABLE     UNOBSERVABLE
                                                          07/31/10           PRICE          INPUTS          INPUTS
                                                        -------------   --------------   -------------   ------------
   Corporate Obligations                                $  55,782,407   $           --   $  55,782,407   $         --
   U.S. Government Agency Mortgage-Backed Obligations      23,179,504               --      23,179,504             --
   Mortgage-Backed Securities                              13,717,362               --      13,717,362             --
   Asset-Backed Securities                                  9,765,125               --       9,765,125             --
   U.S. Treasury Obligations                                4,229,243               --       4,229,243             --
   Registered Investment Company                            2,703,066        2,703,066              --             --
                                                        -------------   --------------   -------------   ------------
Total:                                                  $ 109,376,707   $    2,703,066   $ 106,673,641   $         --
                                                        =============   ==============   =============   ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 115

SCHEDULE OF INVESTMENTS
JULY 31, 2010

WISCONSIN TAX-EXEMPT FUND

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 94.3%
--------------------------------------------------------------------------------
   GUAM - 2.4%
      Guam Power Authority, Ser A, RB,
         National-RE-IBC Bank Insured
         5.125%, 10/01/29 (A)                        $  3,815,000   $  3,784,862
                                                                    ------------
   MASSACHUSETTS - 0.7%
      Massachusetts State Housing
         Finance Agency, Multi-Family
         Housing Authority, ETM, RB,
         HUD Section 8
         7.000%, 04/01/21 (A)                             910,000      1,224,560
                                                                    ------------
   PUERTO RICO - 20.5%
      Commonwealth of Puerto Rico,
         Public Improvement,
         GO, AGM Insured, Unrefunded Balance
         5.250%, 07/01/27 (A)                             755,000        760,353
         5.125%, 07/01/30 (A)                           1,215,000      1,220,127
         Ser A, GO, National-RE Insured
         5.500%, 07/01/20                               1,020,000      1,096,551
         Ser A, GO, XLCA Insured
         5.500%, 07/01/17                               1,130,000      1,231,384
      Puerto Rico Commonwealth
         Highway & Transportation Authority,
         Grant Anticipation Revenue,
         RB, National-RE Insured
         5.000%, 09/15/20 (A)                             780,000        802,004
         Highway Revenue,
         Ser AA, RB, AGM Insured (A)
         4.950%, 07/01/26                               1,500,000      1,555,860
         Transportation Revenue,
         Ser E, RB, AGM Insured
         5.500%, 07/01/23                               1,120,000      1,269,890
      Puerto Rico Commonwealth
         Infrastructure Financing Authority,
         Special Tax Revenue, Ser A,
         BHAC Credit, FGIC Insured
         5.500%, 07/01/22                               1,385,000      1,651,322
         FGIC Insured
         5.500%, 07/01/21                                 945,000      1,008,901
      Puerto Rico Electric Power Authority,
         Ser TT, RB
         5.000%, 07/01/22 (A)                             300,000        312,426
         5.000%, 07/01/37 (A)                           1,700,000      1,658,180
         Ser UU, RB, AGM Insured
         5.000%, 07/01/20 (A)                           1,000,000      1,084,920
         Ser WW, RB
         5.500%, 07/01/38 (A)                           2,500,000      2,565,925
         Ser XX, RB (A)
         4.625%, 07/01/25                               2,100,000      2,107,371

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   PUERTO RICO - (CONTINUED)
      Puerto Rico Municipal Finance Agency,
         Ser A, GO, AGM Insured
         5.000%, 08/01/30 (A)                        $    880,000   $    897,899
         Ser C, GO, CIFG Insured
         5.250%, 08/01/23                               1,000,000      1,068,090
      Puerto Rico Public Buildings
         Authority, Revenue Refunding,
         Government Facilities,
         Ser H, RB, AMBAC,
         Commonwealth Guaranteed
         5.500%, 07/01/17                               1,250,000      1,358,225
         Ser L, RB, XLCA,
         Commonwealth Guaranteed
         5.500%, 07/01/21                                 500,000        532,930
      Puerto Rico Sales Tax Financing,
         Corporate Sales Tax Revenue,
         First Sub-Ser A, RB
         5.500%, 08/01/37 (A)                           2,500,000      2,553,725
         5.750%, 08/01/37 (A)                           1,400,000      1,462,916
         6.375%, 08/01/39 (A)                           3,000,000      3,295,800
         6.000%, 08/01/42 (A)                           1,000,000      1,069,470
         6.500%, 08/01/44 (A)                           2,000,000      2,222,780
                                                                    ------------
                                                                      32,787,049
                                                                    ------------
   VIRGIN ISLANDS - 5.7%
      Virgin Islands Public Finance Authority,
         Gross Receipts Taxes Loan Notes, RB,
         National-RE FGIC Insured
         5.000%, 10/01/21 (A)                           2,000,000      2,072,740
         5.000%, 10/01/23 (A)                           1,000,000      1,037,460
         5.000%, 10/01/24 (A)                           2,500,000      2,569,150
         5.000%, 10/01/27 (A)                           2,000,000      2,016,740
         Senior Lien, Capital Projects,
         Ser A-1, RB
         5.000%, 10/01/39 (A)                           1,250,000      1,194,550
      Virgin Islands Water & Power Authority,
         Water Systems Revenue, Refunding,
         Asset Guarantee, RB,
         National-RE-IBC Bank MBIA Insured
         5.250%, 07/01/12 (A)                             170,000        170,505
                                                                    ------------
                                                                       9,061,145
                                                                    ------------
   WISCONSIN - 65.0%
     Appleton, Redevelopment Authority,
         Fox Cities Performing Arts Project,
         Ser A, RB, LOC Associated Bank N.A.
         4.750%, 09/01/17 (A)                             360,000        366,916
         4.850%, 09/01/19 (A)                             435,000        442,282

        The accompanying notes are an integral part of the financial statements.

116 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2010

WISCONSIN TAX-EXEMPT FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
      Ashwaubenon, Community Development
         Authority, Lease Revenue,
         Refunding, Arena Project, RB
         4.700%, 06/01/15 (A)                        $    500,000   $    523,235
         5.050%, 06/01/19 (A)                           1,030,000      1,074,661
         5.200%, 06/01/22 (A)                             500,000        519,190
         5.000%, 06/01/23 (A)                             925,000        954,748
      Beloit, Community Development
         Authority, Lease Revenue, RB
         4.700%, 03/01/21 (A)                             345,000        364,099
         4.750%, 03/01/22 (A)                             300,000        315,171
         5.000%, 03/01/25 (A)                             650,000        683,423
      Burlington, Community Development
         Authority, Lease Revenue, RB
         4.000%, 04/01/16 (A)                             200,000        211,934
         4.100%, 04/01/17 (A)                             750,000        784,927
      Cudahy, Community Development
         Authority, Redevelopment Lease
         Revenue, RB
         3.250%, 06/01/11 (A)                             250,000        250,410
         3.300%, 06/01/11                                 175,000        177,368
         4.000%, 06/01/12                                 100,000        103,930
         3.650%, 06/01/13                                 200,000        208,400
         4.250%, 06/01/17 (A)                             500,000        529,865
      Delafield, Community Development
         Authority, Redevelopment Revenue,
         St. Johns Northwestern Military, RB
         4.150%, 06/01/25 (A)                             250,000        262,235
         4.250%, 06/01/26 (A)                             330,000        346,081
         4.600%, 06/01/30 (A)                             600,000        628,338
      Eau Claire, Housing Authority,
         Housing Revenue, London Hill
         Townhouses Project, Ser A, RB
         6.250%, 05/01/15                                 350,000        340,445
      Glendale, Community Development
         Authority, Lease Revenue,
         Bayshore Public Parking Facility,
         Ser A, RB
         5.000%, 10/01/24 (A)                           1,500,000      1,563,285
         4.750%, 10/01/27 (A)                           1,000,000      1,011,340
         Tax Increment District No. 7, RB
         4.350%, 09/01/16 (A)                           1,000,000      1,031,420
         4.750%, 09/01/17 (A)                           1,250,000      1,272,675
         4.500%, 09/01/18 (A)                           2,000,000      2,051,340
         4.875%, 09/01/19 (A)                           1,000,000      1,015,420
      Green Bay, Redevelopment Authority,
         Bellin Memorial Hospital Project, RB
         6.000%, 12/01/29 (A)                           1,000,000      1,073,670
         6.150%, 12/01/32 (A)                           1,000,000      1,079,570
         Ser A
         5.500%, 02/15/21 (A)                             400,000        407,504

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
         Lease Revenue, Refunding,
         Convention Center Project, RB
         4.200%, 06/01/25 (A)                        $  1,000,000   $  1,023,310
         4.300%, 06/01/29 (A)                           1,000,000      1,008,670
      Green Bay/Brown County Professional
         Football Stadium, Lambeau Field
         Renovation Project,
         Ser A, RB, AMBAC Insured
         4.850%, 02/01/15 (A)                           1,020,000      1,033,444
         4.900%, 02/01/16 (A)                           1,015,000      1,026,774
         5.000%, 02/01/19 (A)                           2,500,000      2,523,100
      Kenosha, Housing Authority,
         Multi-Family Housing Revenue,
         Villa Ciera Project,
         Ser A, RB, GNMA Collateralized
         6.000%, 11/20/41 (A)                           1,000,000      1,002,530
      Madison, Community Development
         Authority Revenue,
         Wisconsin Alumni
         Research Fund Project, RB
         5.000%, 10/01/27 (A)                             925,000      1,010,128
         5.000%, 10/01/34 (A)                           4,500,000      4,739,625
      Middleton, Community Development
         Authority, Lease Revenue, Ser A, RB
         4.350%, 10/01/17 (A)                           1,630,000      1,685,632
         4.550%, 10/01/18 (A)                             500,000        517,865
      Milwaukee, Redevelopment Authority,
         Summerfest Project, RB
         4.700%, 08/01/15 (A)                             500,000        510,015
         4.800%, 08/01/16 (A)                             500,000        508,580
         4.850%, 08/01/17 (A)                             500,000        507,400
         4.950%, 08/01/20 (A)                           1,250,000      1,264,825
      Milwaukee, Redevelopment Authority,
         Development Revenue, Refunding,
         Marquette University
         Project, RB, XLCA Insured
         4.150%, 11/01/16 (A)                           1,275,000      1,290,733
         4.250%, 11/01/17 (A)                           1,000,000      1,007,820
         4.350%, 11/01/18 (A)                             500,000        502,625
      Milwaukee, Redevelopment Authority,
         Lease Revenue,
         Milwaukee Public Schools,
         Congress School, Ser A, RB
         4.500%, 08/01/20 (A)                             500,000        510,945
         4.600%, 08/01/22 (A)                             500,000        514,135
         RB, AMBAC Insured
         3.250%, 08/01/11                                 500,000        512,680
         3.650%, 08/01/13                               2,000,000      2,138,680
         3.800%, 08/01/14 (A)                           1,000,000      1,067,040
         4.000%, 08/01/16 (A)                           1,000,000      1,045,330

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 117

SCHEDULE OF INVESTMENTS
JULY 31, 2010

WISCONSIN TAX-EXEMPT FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
         4.100%, 08/01/17 (A)                        $  1,000,000   $  1,039,680
         4.125%, 08/01/18 (A)                           2,010,000      2,078,320
         University of Wisconsin,
         Kenilworth Project, RB,
         LOC U.S. Bank NA (C)
         0.280%, 09/01/40                               1,000,000      1,000,000
      Milwaukee, Redevelopment Authority,
         Redevelopment Revenue,
         United Community Center Inc.
         Project, RB, LOC U.S. Bank NA (C)
         0.280%, 10/01/22                                 450,000        450,000
         YMCA Greater Milwaukee,
         Ser A, RB, LOC Marshall & Ilsley Bank
         5.250%, 06/01/19 (A)                             395,000        398,527
         5.300%, 06/01/29 (A)                           1,800,000      1,804,896
         Ser B, RB, LOC FHLB
         5.150%, 06/01/19 (A)                             190,000        197,482
         5.200%, 06/01/29 (A)                             355,000        368,795
      Neenah, Community Development
         Authority, Lease Revenue, Ser A, RB
         4.300%, 12/01/20 (A)                           1,000,000      1,039,550
         5.125%, 12/01/23 (A)                           1,000,000      1,074,200
         4.625%, 12/01/28 (A)                             600,000        621,996
         4.700%, 12/01/28 (A)                           1,250,000      1,279,387
         4.750%, 12/01/32 (A)                             400,000        410,488
      North Fond Du Lac, Community
         Development Authority,
         Lease Revenue, Refunding, RB
         4.350%, 12/01/17 (A)                             325,000        335,588
      Oak Creek, Housing Authority,
         Refunding, Capital Appreciation,
         Wood Creek Project, RB,
         GNMA Collateralized
         0.000%, 01/20/11 (A)                             125,000        121,820
         0.000%, 07/20/11 (A)                             125,000        118,735
         0.000%, 01/20/12 (A)                              65,000         60,090
         0.000%, 01/20/13 (A)                             125,000        109,390
         0.000%, 07/20/13 (A)                             125,000        106,427
         0.000%, 01/20/14 (A)                              60,000         49,613
         Wood Creek Project,
         RB, GNMA Collateralized
         5.500%, 07/20/19 (A)                           1,000,000      1,000,530
         5.625%, 07/20/29 (A)                           2,205,000      2,206,169
      Onalaska, Community Development
         Authority, Lease Revenue, RB
         3.650%, 10/01/12 (A)                             100,000        103,876
         3.900%, 10/01/14 (A)                             100,000        104,907
         4.000%, 10/01/15                                 100,000        103,784
         4.150%, 10/01/16 (A)                             200,000        206,386

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
      Oostburg, Community Development
         Authority, Lease Revenue, TA
         4.350%, 05/01/21 (A)                        $    105,000   $    105,264
         4.400%, 05/01/22 (A)                             110,000        110,078
      Oshkosh, Housing Authority,
         VNA Apartments Inc. Project, RB,
         GNMA Collateralized
         5.450%, 09/20/17 (A)                             100,000        100,066
         5.750%, 09/20/38 (A)                           1,260,000      1,260,655
      Sheboygan, Housing Authority,
         Multifamily Revenue Refunding,
         Lake Shore Apartments Project,
         Ser A, RB, GNMA Collateralized
         5.100%, 11/20/26 (A)                           1,000,000      1,000,390
      Southeast Wisconsin Professional
         Baseball Park District,
         League, Capital Appreciation, COP,
         ETM, National-RE Insured
         0.000%, 12/15/15                                 970,000        880,634
         0.000%, 12/15/17                               1,000,000        836,450
         Sales Tax Revenue, Refunding,
         Ser A, RB, National-RE Insured
         5.500%, 12/15/11                                 525,000        557,954
         5.500%, 12/15/18                                 250,000        302,502
         5.500%, 12/15/19                               2,000,000      2,429,160
         5.500%, 12/15/26                               4,010,000      4,480,413
         5.100%, 12/15/29 (A)                             285,000        302,670
      Sturgeon Bay, Waterfront Redevelopment
         Authority, Lease Revenue, Ser A, RB
         4.350%, 10/01/18 (A)                           1,100,000      1,129,249
         4.500%, 10/01/21 (A)                             500,000        506,685
      Sun Prairie, Community Development
         Authority, Lease Revenue, RB
         4.400%, 08/01/20 (A)                             150,000        152,224
         4.500%, 08/01/21 (A)                             150,000        152,518
      Tax Incremental District No. 8, RB
         4.300%, 08/01/21 (A)                             975,000        988,114
         4.350%, 08/01/22 (A)                             975,000        985,023
      Verona, Community Development
         Authority, Community Development
         Lease Revenue, RB
         3.800%, 12/01/16 (A)                             100,000        101,150
         3.900%, 12/01/17 (A)                             100,000        100,710
         4.000%, 12/01/18 (A)                              50,000         50,214
         4.800%, 02/01/20 (A)                             100,000        102,190
         4.200%, 12/01/20 (A)                              50,000         50,043
         4.250%, 12/01/21 (A)                              50,000         49,997
         4.850%, 02/01/22 (A)                             200,000        203,076
         Ser A, RB
         3.650%, 06/01/17 (A)                             100,000        100,128

        The accompanying notes are an integral part of the financial statements.

118 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2010

WISCONSIN TAX-EXEMPT FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
      Walworth County, Housing Authority,
         Housing Revenue, Kiwanis Heritage
         Senior Apartments, RB, FHA Insured
         5.700%, 03/01/39 (A)                        $    460,000   $    460,235
      Waterford, Community Development
         Authority, Lease Revenue, Refunding, RB
         4.650%, 10/01/20 (A)                             750,000        757,868
      Waukesha, Redevelopment Authority,
         Avalon Square Project,
         Ser A, RB, GNMA Collateralized
         5.000%, 06/20/21 (A)                           1,000,000      1,032,660
      Wauwatosa, Housing Authority,
         Capital Appreciation, Refunding,
         Hawthorne Terrace Project, Ser A, RB
         0.000%, 11/01/10                                 100,000         99,831
      West Bend, Redevelopment Authority,
         Lease Revenue, RB
         4.500%, 10/01/23 (A)                             250,000        259,065
         4.550%, 10/01/24 (A)                             250,000        258,222
         4.600%, 10/01/25 (A)                             150,000        154,503
         4.650%, 10/01/28 (A)                             250,000        254,575
      Weston, Community Development
         Authority, Lease Revenue,
         Ser A, RB
         4.100%, 10/01/16 (A)                             500,000        522,730
         4.250%, 10/01/17 (A)                             200,000        208,346
         4.350%, 10/01/18 (A)                             500,000        510,180
         4.400%, 10/01/18 (A)                             500,000        519,020
         5.250%, 10/01/20 (A)                             445,000        472,746
         4.500%, 10/01/21 (A)                             100,000        101,524
         4.700%, 10/01/21 (A)                           1,230,000      1,272,152
         4.625%, 10/01/25 (A)                             825,000        831,204
         Guaranty Agreement: Associated Trust Co.
         4.450%, 10/01/19 (A)                             500,000        508,820
         Ser B, RB
         4.750%, 10/01/22 (A)                             130,000        133,094
         4.750%, 10/01/23 (A)                             140,000        142,796
      Winnebago County, Housing Authority,
         Housing Revenue, Ser A, RB
         6.875%, 03/01/12 (A)                              50,000         50,184
         7.125%, 03/01/22 (A)                             380,000        381,467
      Wisconsin Center District,
         Capital Appreciation,
         Senior Dedicated Tax Revenue,
         Ser A, RB, National-RE Insured
         0.000%, 12/15/26                               2,500,000      1,157,775

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
         Ser 1998A, Junior Dedicated
         Tax Revenue,
         RB, AGM Insured
         5.250%, 12/15/23                            $  2,585,000   $  2,879,044
      Wisconsin Dells, Community
         Development Authority,
         Lease Revenue, RB
         5.000%, 03/01/22 (A)                           1,500,000      1,550,010
         5.000%, 09/01/24 (A)                             110,000        110,025
         4.600%, 03/01/25 (A)                           1,200,000      1,193,664
         Ser A
         4.300%, 03/01/22 (A)                             225,000        224,586
         4.450%, 03/01/25 (A)                             300,000        293,691
      Wisconsin Housing & Economic
         Development Authority,
         Multi-Family Housing,
         Ser A, RB (D)
         4.250%, 12/01/35 (A)                           1,500,000      1,551,555
         Ser A, RB, (C)
         SPA Marshall & Ilsley Bank,
         LOC Fannie Mae & Freddie Mac
         0.270%, 10/01/36                                 140,000        140,000
         Ser B, RB,
         GO of Authorization
         4.300%, 05/01/27 (A)                           1,000,000        994,040
         4.400%, 05/01/37 (A)                             500,000        470,020
         GO of Authorization,
         SPA Marshall & Ilsley Bank (C)
         0.270%, 10/01/36                                 150,000        150,000
         Ser E, RB, GO of Authorization
         4.700%, 11/01/25 (A)                             275,000        281,911
         4.900%, 11/01/35 (A)                           1,650,000      1,654,026
      Wisconsin Housing Finance Authority,
         RB, FHA Mortgages Insured,
         Prerefunded 12/01/17 @ 100 (B)
         6.100%, 12/01/17                                 995,000      1,178,160
         RB, National-RE FHA Mortgages
         Insured, Prerefunded
         12/01/17 @ 100 (B)
         6.100%, 12/01/17                                 925,000      1,095,274
                                                                    ------------
                                                                     103,828,964
                                                                    ------------
      TOTAL MUNICIPAL BONDS
         (Cost $146,357,392)                                         150,686,580
                                                                    ------------

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 119

SCHEDULE OF INVESTMENTS
JULY 31, 2010

WISCONSIN TAX-EXEMPT FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 4.4%
--------------------------------------------------------------------------------
      AIM Tax-Free Investments Co. -
         Cash Reserve Portfolio,
         Private Class                                  6,954,084   $  6,954,084
                                                                    ------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $6,954,084)                                             6,954,084
                                                                    ------------
   TOTAL INVESTMENTS - 98.7%
      (Cost $153,311,476)                                            157,640,664
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 1.3%                              2,079,363
                                                                    ------------
   NET ASSETS - 100.0%                                              $159,720,027
                                                                    ============

--------------------------------------------------------------------------------
(A) THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(B)   PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

(C) DEMAND FEATURE - THE ADJUSTABLE RATE REFLECTED IS THE RATE IN EFFECT ON JULY 31, 2010. THE DATE REPORTED IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.

(D)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2010.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

AGM   - ASSURED GUARANTY MUNICIPAL CORPORATION (FORMERLY KNOWN AS FINANCIAL
        SECURITY ASSURANCE)
AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
BHAC  - BERKSHIRE HATHAWAY ASSURANCE CORP.
COP   - CERTIFICATES OF PARTICIPATION
ETM   - ESCROWED TO MATURITY
FGIC  - FINANCIAL GUARANTY INSURANCE CORPORATION
FHA   - FEDERAL HOUSING ADMINISTRATION
FHLB  - FEDERAL HOME LOAN BANK
GNMA  - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO    - GENERAL OBLIGATION
HUD   - HOUSING AND URBAN DEVELOPMENT
IBC   - INTERNATIONAL BANCSHARES CORP.
LOC   - LETTER OF CREDIT
MBIA  - MUNICIPAL BOND INVESTORS ASSURANCE
NA    - NATIONAL ASSOCIATION
RB    - REVENUE BOND
SER   - SERIES
SPA   - STANDBY PURCHASE AGREEMENT
TA    - TAX ALLOCATION
XLCA  - XL CAPITAL ASSURANCE

A summary of the inputs used to value the Fund's net assets as of July 31, 2010 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                        LEVEL 2        LEVEL 3
                                        TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                         VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                         07/31/10         PRICE         INPUTS         INPUTS
                                       ------------   ------------   ------------   ------------
  Municipal Bonds                      $150,686,580   $         --   $150,686,580   $         --
  Registered Investment Company           6,954,084      6,954,084             --             --
                                       ------------   ------------   ------------   ------------
Total:                                 $157,640,664   $  6,954,084   $150,686,580   $         --
                                       ============   ============   ============   ============

        The accompanying notes are an integral part of the financial statements.

120 HIGHMARK(R) FUNDS

                       This Page Left Blank Intentionally.

STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2010

                                                                                                                        COGNITIVE
                                                                                                         BALANCED         VALUE
                                                                                                           FUND            FUND
                                                                                                      -------------   -------------
ASSETS:
   Investments, at Value + ........................................................................   $  22,080,514   $  72,670,121
   Repurchase Agreements, at Value + ..............................................................       1,752,332       1,493,007
   Cash ...........................................................................................              --              --
   Receivable for Investments Sold ................................................................         203,225       1,533,968
   Receivable for Fund Shares Sold ................................................................           9,063           7,579
   Accrued Income .................................................................................         182,414          55,944
   Prepaid Expenses ...............................................................................          23,727          19,246
   Reclaims Receivable ............................................................................              --              --
   Deferred Compensation ..........................................................................           1,429           4,294
   Variation Margin Receivable ....................................................................              --              --
   Due from Adviser, net ..........................................................................              --              --
                                                                                                      -------------   -------------
     TOTAL ASSETS .................................................................................      24,252,704      75,784,159
                                                                                                      -------------   -------------
LIABILITIES:
   Payable for Investments Purchased ..............................................................              --       1,628,770
   Payable for Fund Shares Redeemed ...............................................................          30,520         265,118
   Income Distribution Payable ....................................................................              --              --
   Due to Custodian ...............................................................................              --              --
   Investment Adviser Fees Payable ................................................................           4,172          43,699
   Administration Fees Payable ....................................................................           3,034           9,119
   Chief Compliance Officer Fees Payable ..........................................................           1,038           1,038
   Custodian Fees Payable .........................................................................             126             380
   Audit Fees Payable .............................................................................          25,709          23,665
   Deferred Compensation Payable ..................................................................           1,429           4,294
   Shareholder Servicing Fees Payable .............................................................           3,010             279
   Transfer Agent Fees Payable ....................................................................           4,141           4,925
   Printing Fees Payable ..........................................................................             906           2,823
   Trustees Fees Payable ..........................................................................             109             324
   Accrued Distribution Fees ......................................................................           1,892             546
   Accrued Expenses and Other Payables ............................................................           3,065           3,967
                                                                                                      -------------   -------------
     TOTAL LIABILITIES ............................................................................          79,151       1,988,947
                                                                                                      -------------   -------------
       Net Assets .................................................................................   $  24,173,553   $  73,795,212
                                                                                                      =============   =============
NET ASSETS:
   Paid-in Capital (unlimited authorized - no par value) ..........................................   $  23,762,595   $  89,934,266
   Undistributed Net Investment Income/(Accumulated Net Investment Loss) ..........................         119,649         216,682
   Accumulated Net Realized Gain (Loss) on Investments, Investments in Affiliated Funds,
      Forward Foreign Currency Contracts, Futures Contracts and Foreign Currency Transactions .....      (2,704,867)    (23,100,389)
   Net Unrealized Appreciation (Depreciation) on Investments, Investments in Affiliated Funds,
      Forward Foreign Currency Contracts, Futures Contracts and Foreign Currency Transactions .....       2,996,176       6,744,653
                                                                                                      -------------   -------------
       Net Assets .................................................................................   $  24,173,553   $  73,795,212
                                                                                                      =============   =============
   +  Cost of Investments and Repurchase Agreements ...............................................   $  20,836,670   $  67,418,475

   *  Represents margin deposit for futures contracts.

   Amounts designated as "--" are either not applicable or less than $1.00.

        The accompanying notes are an integral part of the financial statements.

122 HIGHMARK(R) FUNDS

                                                                                                             GENEVA        GENEVA
                                                    CORE         ENHANCED       EQUITY      FUNDAMENTAL      MID CAP     SMALL CAP
                                                   EQUITY         GROWTH        INCOME        EQUITY         GROWTH        GROWTH
                                                    FUND           FUND          FUND          FUND           FUND          FUND
                                                ------------   ------------  ------------  ------------  -------------  -----------
ASSETS:
   Investments, at Value + ..................   $ 57,615,467   $ 67,309,028  $ 13,976,176  $ 15,326,996  $ 222,690,693  $ 9,807,106
   Repurchase Agreements, at Value + ........      1,386,278      1,033,797            --            --             --           --
   Cash .....................................        117,000*            --            --            --             --           --
   Receivable for Investments Sold ..........             --        429,750            --       180,338             --           --
   Receivable for Fund Shares Sold ..........             --         26,056           805            --        244,403       21,500
   Accrued Income ...........................         72,385         28,011        33,775       112,888         20,269        3,138
   Prepaid Expenses .........................         20,658         20,450        21,702        21,225         30,114       19,322
   Reclaims Receivable ......................             --            428            --            --             --           --
   Deferred Compensation ....................          3,480          4,086           825           912         12,905          560
   Variation Margin Receivable ..............          1,690             --            --            --             --           --
   Due from Adviser, net ....................             --             --         2,455            --             --           --
                                                ------------   ------------  ------------  ------------  -------------  -----------
     TOTAL ASSETS ...........................     59,216,958     68,851,606    14,035,738    15,642,359    222,998,384    9,851,626
                                                ------------   ------------  ------------  ------------  -------------  -----------
LIABILITIES:
   Payable for Investments Purchased ........             --             --            --            --        940,832       86,743
   Payable for Fund Shares Redeemed .........         15,497        219,902            --           736        126,696           --
   Income Distribution Payable ..............             --             --            --            --             --           --
   Due to Custodian .........................             --             --            --            --             --           --
   Investment Adviser Fees Payable ..........         23,204         40,197            --            86        118,467          528
   Administration Fees Payable ..............          7,389          8,675         1,751         1,938         27,402        1,189
   Chief Compliance Officer Fees Payable ....          1,038          1,038         1,038         1,038          1,038        1,038
   Custodian Fees Payable ...................            308            361            73            81          1,142           50
   Audit Fees Payable .......................         23,599         23,638        23,393        23,406         24,321       23,363
   Deferred Compensation Payable ............          3,480          4,086           825           912         12,905          560
   Shareholder Servicing Fees Payable .......          5,499            323         1,630           981         25,435        1,038
   Transfer Agent Fees Payable ..............          4,287          5,072         7,569         1,880         34,284        1,739
   Printing Fees Payable ....................          2,486          2,710           617           524          7,482          228
   Trustees Fees Payable ....................            318            311            93            49            641            5
   Accrued Distribution Fees ................          1,202            625         5,049            11         55,941          856
   Accrued Expenses and Other Payables ......          3,006          3,062         2,205         2,208          4,178        1,979
                                                ------------   ------------  ------------  ------------  -------------  -----------
     TOTAL LIABILITIES ......................         91,313        310,000        44,243        33,850      1,380,764      119,316
                                                ------------   ------------  ------------  ------------  -------------  -----------
       Net Assets ...........................   $ 59,125,645   $ 68,541,606  $ 13,991,495  $ 15,608,509  $ 221,617,620  $ 9,732,310
                                                ============   ============  ============  ============  =============  ===========
NET ASSETS:
   Paid-in Capital (unlimited authorized -
     no par value) ..........................   $ 85,319,652   $ 71,797,921  $ 22,955,993  $ 16,425,137  $ 170,071,694  $ 8,613,793
   Undistributed Net Investment Income/
     (Accumulated Net Investment Loss) ......         54,144        (63,500)       49,869       147,525             --           --
   Accumulated Net Realized Gain (Loss)
     on Investments, Investments in
     Affiliated Funds, Forward Foreign
     Currency Contracts, Futures Contracts
     and Foreign Currency Transactions ......    (24,348,182)   (17,366,522)  (10,230,331)   (1,814,429)    (3,302,491)     242,240
   Net Unrealized Appreciation
     (Depreciation) on Investments,
     Investments in Affiliated Funds, Forward
     Foreign Currency Contracts, Futures
     Contracts and Foreign Currency
     Transactions ...........................     (1,899,969)    14,173,707     1,215,964       850,276     54,848,417      876,277
                                                ------------   ------------  ------------  ------------  -------------  -----------
       Net Assets ...........................   $ 59,125,645   $ 68,541,606  $ 13,991,495  $ 15,608,509  $ 221,617,620  $ 9,732,310
                                                ============   ============  ============  ============  =============  ===========
   + Cost of Investments and Repurchase
     Agreements .............................   $ 60,928,498   $ 54,169,118  $ 12,760,212  $ 14,476,720  $ 167,842,276  $ 8,930,829

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 123

STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2010

                                                                                          COGNITIVE
                                                                           BALANCED         VALUE
                                                                             FUND           FUND
                                                                         ------------   ------------
FIDUCIARY SHARES:
   Net Assets ........................................................   $ 17,551,594   $  2,230,226
   Shares of beneficial interest outstanding .........................      1,397,717        238,153
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) .........   $      12.56   $       9.36
                                                                         ============   ============
CLASS A SHARES:
   Net Assets ........................................................   $  5,656,999   $    654,681
   Shares of beneficial interest outstanding .........................        451,387         69,833
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) ...................   $      12.53   $       9.37
                                                                         ------------   ------------

      Maximum Offering Price Per Share (B) ...........................   $      13.26   $       9.92
                                                                         ============   ============
CLASS B SHARES:
   Net Assets ........................................................   $    454,644            N/A
   Shares of beneficial interest outstanding .........................         36,371            N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) .....................   $      12.50            N/A
                                                                         ============   ============
CLASS C SHARES:
   Net Assets ........................................................   $    510,316   $    520,057
   Shares of beneficial interest outstanding .........................         40,950         57,082
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) .....................   $      12.46   $       9.11
                                                                         ============   ============
CLASS M SHARES:
   Net Assets ........................................................            N/A   $ 70,390,248
   Shares of beneficial interest outstanding .........................            N/A      7,515,395
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) .........            N/A   $       9.37
                                                                         ============   ============

N/A   Not Applicable

(A) Fiduciary Class, Class A and Class M Shares of certain funds have possible redemption and exchange fees (See Note 2 in the notes to financial statements). Class B and Class C Shares have contingent deferred sales charges (See Note 3 in the notes to financial statements).

(B)   The sales load for the class is 5.5%.

        The accompanying notes are an integral part of the financial statements.

124 HIGHMARK(R) FUNDS

                                                                                                            GENEVA       GENEVA
                                                      CORE        ENHANCED       EQUITY     FUNDAMENTAL     MID CAP     SMALL CAP
                                                     EQUITY        GROWTH        INCOME       EQUITY        GROWTH       GROWTH
                                                      FUND          FUND          FUND         FUND          FUND         FUND
                                                  ------------  ------------  -----------  ------------  ------------  -----------
FIDUCIARY SHARES:
   Net Assets .................................   $ 55,593,087  $  1,676,367  $     9,253  $ 15,591,527  $ 19,588,342  $ 6,252,291
   Shares of beneficial interest
     outstanding ..............................      7,674,799       182,230        1,174       862,140     1,089,189      255,689
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE (A) .........................   $       7.24  $       9.20  $      7.88  $      18.08  $      17.98  $     24.45
                                                  ============  ============  ===========  ============  ============  ===========
CLASS A SHARES:
   Net Assets .................................   $  2,640,213  $  2,277,231  $ 9,975,601  $      5,224  $176,923,831  $ 3,220,168
   Shares of beneficial interest
     outstanding ..............................        365,387       251,513    1,264,783           290     9,870,341      132,047
NET ASSET VALUE AND REDEMPTION PRICE PER
  SHARE (A) ...................................   $       7.23  $       9.05  $      7.89  $      18.04  $      17.92  $     24.39
                                                  ------------  ------------  -----------  ------------  ------------  -----------

     Maximum Offering Price Per Share (B) .....   $       7.65  $       9.58  $      8.35  $      19.09  $      18.96  $     25.81
                                                  ============  ============  ===========  ============  ============  ===========
CLASS B SHARES:
   Net Assets .................................   $    451,354           N/A  $ 1,812,686           N/A  $  6,209,272          N/A
   Shares of beneficial interest
     outstanding ..............................         63,925           N/A      229,208           N/A       377,729          N/A
NET ASSET VALUE AND OFFERING PRICE PER
  SHARE (A) ...................................   $       7.06           N/A  $      7.91           N/A  $      16.44          N/A
                                                  ============  ============  ===========  ============  ============  ===========
CLASS C SHARES:
   Net Assets .................................   $    440,991  $    179,645  $ 2,193,955  $     11,758  $ 18,896,175  $   259,851
   Shares of beneficial interest
     outstanding ..............................         62,727        20,324      279,475           656     1,135,666       10,723
NET ASSET VALUE AND OFFERING PRICE PER
  SHARE (A) ...................................   $       7.03  $       8.84  $      7.85  $      17.91  $      16.64  $     24.23
                                                  ============  ============  ===========  ============  ============  ===========
CLASS M SHARES:
   Net Assets .................................            N/A  $ 64,408,363          N/A           N/A           N/A          N/A
   Shares of beneficial interest
     outstanding ..............................            N/A     6,998,271          N/A           N/A           N/A          N/A
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE  PER SHARE (A) ........................            N/A  $       9.20          N/A           N/A           N/A          N/A
                                                  ============  ============  ===========  ============  ============  ===========

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 125

STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2010

                                                                                               INTERNATIONAL      LARGE CAP
                                                                                               OPPORTUNITIES       GROWTH
                                                                                                   FUND             FUND
                                                                                              ---------------   --------------
ASSETS:
   Investments, at Value + ................................................................   $   218,493,966*  $   84,267,969
   Repurchase Agreements, at Value + ......................................................        16,739,039               --
   Affiliated Investments, at Value ++ ....................................................                --               --
   Cash ...................................................................................                --               --
   Foreign Currency .......................................................................            39,591**             --
   Receivable for Investments Sold ........................................................         5,491,640        1,434,535
   Receivable for Fund Shares Sold ........................................................            99,836          139,135
   Accrued Income .........................................................................           278,203          587,191
   Prepaid Expenses .......................................................................            24,254           26,662
   Reclaims Receivable ....................................................................            93,855               --
   Deferred Compensation ..................................................................            12,862            5,066
   Variation Margin Receivable ............................................................                --               --
   Due from Adviser, net ..................................................................                --               --
   Unrealized Appreciation of Foreign Currency Contracts (1) ..............................           629,548               --
                                                                                              ---------------   --------------
      TOTAL ASSETS ........................................................................       241,902,794       86,460,558
                                                                                              ---------------   --------------
LIABILITIES:
   Payable Upon Return of Securities Loaned ...............................................        14,559,169               --
   Payable for Investments Purchased ......................................................         4,880,953               --
   Payable for Fund Shares Redeemed .......................................................           461,287            8,748
   Due to Custodian .......................................................................            86,581               --
   Investment Adviser Fees Payable ........................................................           172,956           34,200
   Administration Fees Payable ............................................................            27,309           10,756
   Chief Compliance Officer Fees Payable ..................................................             1,038            1,038
   Custodian Fees Payable .................................................................             8,366              448
   Audit Fees Payable .....................................................................            40,902           23,739
   Deferred Compensation Payable ..........................................................            12,862            5,066
   Shareholder Servicing Fees Payable .....................................................            10,461            9,839
   Transfer Agent Fees Payable ............................................................            11,939           14,978
   Printing Fees Payable ..................................................................             8,471            3,612
   Trustees Fees Payable ..................................................................             1,068              479
   Accrued Distribution Fees ..............................................................             3,008            8,780
   Accrued Expenses and Other Payables ....................................................           106,970            3,207
   Unrealized Depreciation on Foreign Currency Contracts (1) ..............................           283,980               --
                                                                                              ---------------   --------------
      TOTAL LIABILITIES ...................................................................        20,677,320          124,890
                                                                                              ---------------   --------------
         NET ASSETS .......................................................................   $   221,225,474   $   86,335,668
                                                                                              ===============   ==============
NET ASSETS:
   Paid-in Capital (unlimited authorized - no par value) ..................................   $   260,349,653   $  131,272,485
   Undistributed Net Investment Income/(Accumulated Net Investment Loss) ..................         4,220,837          961,600
   Accumulated Net Realized Gain (Loss) on Investments, Investments in Affiliated Funds,
      Forward Foreign Currency Contracts, Futures Contracts and Foreign Currency
      Transactions ........................................................................       (72,567,657)     (54,941,457)
   Net Unrealized Appreciation (Depreciation) on Investments, Investments in Affiliated
      Funds, Forward Foreign Currency Contracts, Futures Contracts and Foreign Currency
      Transactions ........................................................................        29,222,641        9,043,040
                                                                                              ---------------   --------------
         NET ASSETS .......................................................................   $   221,225,474   $   86,335,668
                                                                                              ===============   ==============
   +     Cost of Investments and Repurchase Agreements ....................................   $   206,345,932   $   75,224,929
   ++    Cost of Affiliated Investments ...................................................   $            --   $           --
   *     Includes Market Value of Securities on Loan ......................................   $    14,013,668   $           --

   **    Cost of foreign currency is $39,289.
   ***   Represents margin deposits for future contracts.

      Amounts designated as "--" are either not applicable or less than $1.00.

(1)   The primary risk exposure is foreign exchange contracts (see Note 2).

        The accompanying notes are an integral part of the financial statements.

126 HIGHMARK(R) FUNDS

                                                    NYSE ARCA                                                     CAPITAL
                                    LARGE CAP       TECH 100      SMALL CAP        SMALL CAP        VALUE         GROWTH
                                      VALUE          INDEX        ADVANTAGE          VALUE         MOMENTUM     ALLOCATION
                                       FUND           FUND          FUND             FUND           FUND           FUND
                                  -------------  --------------  ------------     ------------  -------------  -------------
ASSETS:
   Investments, at Value + .....  $ 121,928,571  $  183,249,259  $ 23,300,226     $ 70,001,783  $ 303,669,195  $   3,665,993
   Repurchase Agreements, at
      Value + ..................        252,140              --       494,158       30,153,593             --             --
   Affiliated Investments,
      at Value ++ ..............             --              --            --               --             --     36,193,691
   Cash ........................             --              --        35,000***            --             --             --
   Foreign Currency ............             --              --            --               --             --             --
   Receivable for
      Investments Sold .........      1,018,884              --       106,000           14,223             --             --
   Receivable for Fund
      Shares Sold ..............        139,788         157,772            --           18,668        229,056         30,913
   Accrued Income ..............      1,013,076          50,728        11,395           67,931      2,762,826             33
   Prepaid Expenses ............         28,678          29,094        15,849           27,352         30,766         22,529
   Reclaims Receivable .........             --          4,043             --               --         21,671             --
   Deferred Compensation .......          7,439          10,880         1,377            4,089         17,934          2,327
   Variation Margin
      Receivable ...............             --              --         1,330               --             --             --
   Due from Adviser, net .......             --              --            --               --             --          8,767
   Unrealized Appreciation
      of Foreign Currency
      Contracts (1) ............             --              --            --               --             --             --
                                  -------------  --------------  ------------     ------------  -------------  -------------
      TOTAL ASSETS .............    124,388,576     183,501,776    23,965,335      100,287,639    306,731,448     39,924,253
                                  -------------  --------------  ------------     ------------  -------------  -------------
LIABILITIES:
   Payable Upon Return of
      Securities Loaned ........             --              --            --       29,736,848             --             --
   Payable for Investments
      Purchased ................             --              --            --               --             --             --
   Payable for Fund Shares
      Redeemed .................         10,059         105,888         2,040           43,939        110,893         20,281
   Due to Custodian ............             --              --            --               --             --             --
   Investment Adviser Fees
      Payable ..................         21,579          44,200        12,406           38,595        148,401             --
   Administration Fees
      Payable ..................         15,795          23,101         2,924            8,682         38,078          4,941
   Chief Compliance Officer
      Fees Payable .............          1,038           1,038         1,038            1,038          1,038          1,038
   Custodian Fees Payable ......            658             963           122              362          1,587            206
   Audit Fees Payable ..........         24,165          24,231        23,438           23,691         24,837         17,337
   Deferred Compensation
      Payable ..................          7,439          10,880         1,377            4,089         17,934          2,327
   Shareholder Servicing
      Fees Payable .............         13,827          22,595         1,753            7,873         37,516            991
   Transfer Agent Fees
      Payable ..................         18,286          53,354         2,107           17,175         30,577         11,287
   Printing Fees Payable .......          7,209           7,437           915            3,016         12,555          1,541
   Trustees Fees Payable .......            891             912           103              420          1,554            177
   Accrued Distribution Fees ...          8,084          49,336           125           11,245         19,332         18,041
   Accrued Expenses and
      Other Payables ...........          7,918          10,825         2,939            3,696          6,238          1,325
   Unrealized Depreciation
      on Foreign Currency
      Contracts (1) ............             --              --            --               --             --             --
                                  -------------  --------------  ------------     ------------  -------------  -------------
      TOTAL LIABILITIES ........        136,948         354,760        51,287       29,900,669        450,540         79,492
                                  -------------  --------------  ------------     ------------  -------------  -------------
         NET ASSETS ............  $ 124,251,628  $  183,147,016  $ 23,914,048     $ 70,386,970  $ 306,280,908  $  39,844,761
                                  =============  ==============  ============     ============  =============  =============
NET ASSETS:
   Paid-in Capital
      (unlimited authorized -
      no par value) ............  $ 180,280,085  $  276,336,409  $ 31,890,383     $111,957,244  $ 301,034,133  $  55,622,712
   Undistributed Net
      Investment
      Income/(Accumulated Net
      Investment Loss) .........      1,102,153              --            --          220,960      2,527,968         32,115
   Accumulated Net Realized
      Gain (Loss) on
      Investments,
      Investments in
      Affiliated Funds,
      Forward Foreign
      Currency Contracts,
      Futures Contracts and
      Foreign Currency
      Transactions .............    (47,387,055)   (132,532,754)  (10,346,176)     (34,904,868)   (17,585,543)   (14,175,805)
   Net Unrealized
      Appreciation
      (Depreciation) on
      Investments,
      Investments in
      Affiliated Funds,
      Forward Foreign
      Currency Contracts,
      Futures Contracts and
      Foreign Currency
      Transactions .............     (9,743,555)     39,343,361     2,369,841       (6,886,366)     20,304,350    (1,634,261)
                                  -------------  --------------  ------------     ------------  -------------  -------------
         NET ASSETS ............  $ 124,251,628  $  183,147,016  $ 23,914,048     $ 70,386,970  $ 306,280,908  $  39,844,761
                                  =============  ==============  ============     ============  =============  =============
   +     Cost of Investments
            and Repurchase
            Agreements .........  $ 131,924,266  $  143,905,898  $ 21,422,649     $107,041,742  $ 283,364,949  $   3,099,818
   ++    Cost of Affiliated
            Investments ........  $          --  $           --  $         --     $         --  $          --  $  38,394,127
   *     Includes Market
            Value of
            Securities on
            Loan ...............  $          --  $           --  $         --     $ 28,643,081  $          --  $          --

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 127

STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2010

                                                                   INTERNATIONAL    LARGE CAP
                                                                   OPPORTUNITIES     GROWTH
                                                                       FUND           FUND
                                                                   -------------   ------------
FIDUCIARY SHARES:
   Net Assets ..................................................   $  79,236,673   $ 60,078,249
   Shares of beneficial interest outstanding ...................      12,508,789      6,818,846
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ...   $        6.33   $       8.81
                                                                   =============   ============
CLASS A SHARES:
   Net Assets ..................................................   $   6,692,942   $ 19,881,394
   Shares of beneficial interest outstanding ...................       1,059,383      2,300,021
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) .............   $        6.32   $       8.64
                                                                   -------------   ------------
      Maximum Offering Price Per Share (B) .....................   $        6.69   $       9.14
                                                                   =============   ============
CLASS B SHARES:
   Net Assets ..................................................             N/A   $  3,126,013
   Shares of beneficial interest outstanding ...................             N/A        387,372
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ...............             N/A   $       8.07
                                                                   =============   ============
CLASS C SHARES:
   Net Assets ..................................................   $   1,974,951   $  3,250,012
   Shares of beneficial interest outstanding ...................         315,677        405,216
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ...............   $        6.26   $       8.02
                                                                   =============   ============
CLASS M SHARES:
   Net Assets ..................................................   $ 133,320,908            N/A
   Shares of beneficial interest outstanding ...................      21,027,587            N/A
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ...   $        6.34            N/A
                                                                   =============   ============

N/A   Not Applicable

(A) Fiduciary Class, Class A and Class M Shares of certain funds have possible redemption and exchange fees (See Note 2 in the notes to financial statements). Class B and Class C Shares have contingent deferred sales charges (See Note 3 in the notes to financial statements).

(B)   The sales load for the class is 5.5%.

        The accompanying notes are an integral part of the financial statements.

128 HIGHMARK(R) FUNDS

                                                              NYSE ARCA                                                 CAPITAL
                                               LARGE CAP      TECH 100      SMALL CAP     SMALL CAP       VALUE         GROWTH
                                                 VALUE          INDEX       ADVANTAGE       VALUE        MOMENTUM      ALLOCATION
                                                 FUND           FUND          FUND          FUND           FUND           FUND
                                              ------------  -------------  ------------  ------------  -------------  ------------
FIDUCIARY SHARES:
   Net Assets .............................   $ 97,346,903  $     311,833  $ 23,527,050  $ 32,877,799  $ 228,162,137  $    190,266
   Shares of beneficial interest
      outstanding .........................      9,476,087         12,137     1,618,612     2,801,854     16,725,372        10,416
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE (A) ....................   $      10.27  $       25.69  $      14.54  $      11.73  $       13.64  $      18.27
                                              ============  =============  ============  ============  =============  ============
CLASS A SHARES:
   Net Assets .............................   $ 22,407,204  $ 162,266,663  $    309,823  $ 31,263,396  $  72,131,888  $ 23,808,247
   Shares of beneficial interest
      outstanding .........................      2,176,105      6,332,381        21,407     2,742,524      5,301,642     1,305,112
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE (A) ..............................   $      10.30  $       25.62  $      14.47  $      11.40  $       13.61  $      18.24
                                              ------------  -------------  ------------  ------------  -------------  ------------
      Maximum Offering Price Per Share
         (B) ..............................   $      10.90  $       27.11  $      15.31  $      12.06  $       14.40  $      19.30
                                              ============  =============  ============  ============  =============  ============
CLASS B SHARES:
   Net Assets .............................   $  1,265,133  $   9,888,556           N/A  $  1,702,821  $   3,438,900           N/A
   Shares of beneficial interest
      outstanding .........................        125,100        423,431           N/A       158,495        258,264           N/A
NET ASSET VALUE AND OFFERING PRICE PER
   SHARE (A) ..............................   $      10.11  $       23.35           N/A  $      10.74  $       13.32           N/A
                                              ============  =============  ============  ============  =============  ============
CLASS C SHARES:
   Net Assets .............................   $  3,232,388  $  10,679,964  $     77,175  $  4,542,954  $   2,547,983  $ 15,846,248
   Shares of beneficial interest
      outstanding .........................        320,746        449,160         5,427       425,801        192,144       878,946
NET ASSET VALUE AND OFFERING PRICE PER
   SHARE (A) ..............................   $      10.08  $       23.78  $      14.22  $      10.67  $       13.26  $      18.03
                                              ============  =============  ============  ============  =============  ============
CLASS M SHARES:
   Net Assets .............................            N/A            N/A           N/A           N/A            N/A           N/A
   Shares of beneficial interest
      outstanding .........................            N/A            N/A           N/A           N/A            N/A           N/A
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE (A) ....................            N/A            N/A           N/A           N/A            N/A           N/A
                                              ============  =============  ============  ============  =============  ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 129

STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2010

                                                                                                  DIVERSIFIED     GROWTH &
                                                                                                     EQUITY        INCOME
                                                                                                   ALLOCATION    ALLOCATION
                                                                                                      FUND          FUND
                                                                                                  -----------   ------------
ASSETS:
   Investments, at Value + ....................................................................   $   718,299   $  3,763,428
   Affiliated Investments, at Value ++ ........................................................     6,803,693     39,515,156
   Receivable for Investments Sold ............................................................            --             --
   Receivable for Fund Shares Sold ............................................................           144         14,587
   Accrued Income .............................................................................             3            140
   Prepaid Expenses ...........................................................................         9,398         21,299
   Deferred Compensation ......................................................................           442          2,528
   Due from Adviser, net ......................................................................         6,476          6,715
                                                                                                  -----------   ------------
      TOTAL ASSETS ............................................................................     7,538,455     43,323,853
                                                                                                  -----------   ------------
LIABILITIES:
   Payable for Investments Purchased ..........................................................            --             --
   Payable for Fund Shares Redeemed ...........................................................            --         17,895
   Investment Adviser Fees Payable ............................................................            --             --
   Administration Fees Payable ................................................................           938          5,368
   Chief Compliance Officer Fees Payable ......................................................         1,038          1,038
   Custodian Fees Payable .....................................................................            39            224
   Audit Fees Payable .........................................................................        17,184         17,345
   Deferred Compensation Payable ..............................................................           442          2,528
   Shareholder Servicing Fees Payable .........................................................           131          1,078
   Transfer Agent Fees Payable ................................................................         3,027          7,892
   Printing Fees Payable ......................................................................           257          1,587
   Trustees Fees Payable ......................................................................            23            176
   Accrued Distribution Fees ..................................................................         4,188         19,574
   Accrued Expenses and Other Payables ........................................................           901          1,332
                                                                                                  -----------   ------------
      TOTAL LIABILITIES .......................................................................        28,168         76,037
                                                                                                  -----------   ------------
         NET ASSETS ...........................................................................   $ 7,510,287   $ 43,247,816
                                                                                                  ===========   ============
NET ASSETS:
   Paid-in Capital (unlimited authorized - no par value) ......................................   $ 8,534,338   $ 53,961,596
   Undistributed Net Investment Income/(Accumulated Net Investment Loss) ......................         6,248         62,168
   Accumulated Net Realized Gain (Loss) on Investments, Investments in Affiliated Funds,
     Forward Foreign Currency Contracts, Futures Contracts and Foreign Currency Transactions ..    (1,855,062)   (13,523,945)
   Net Unrealized Appreciation (Depreciation) on Investments, Investments in Affiliated
     Funds, Forward Foreign Currency Contracts, Futures Contracts and Foreign Currency
     Transactions .............................................................................       824,763      2,747,997
                                                                                                  -----------   ------------
         NET ASSETS ...........................................................................   $ 7,510,287   $ 43,247,816
                                                                                                  ===========   ============
   + Cost of Investments ......................................................................   $   596,312   $  3,175,732
   ++ Cost of Affiliated Investments ..........................................................   $ 6,100,917   $ 37,354,855

Amounts designated as "--" are either not applicable or less than $1.00.

        The accompanying notes are an integral part of the financial statements.

130 HIGHMARK(R) FUNDS

                                                INCOME                   CALIFORNIA      NATIONAL
                                                 PLUS                   INTERMEDIATE   INTERMEDIATE    SHORT TERM       WISCONSIN
                                              ALLOCATION      BOND      TAX-FREE BOND  TAX-FREE BOND      BOND         TAX-EXEMPT
                                                 FUND         FUND          FUND           FUND           FUND            FUND
                                             -----------  ------------  -------------  -------------  -------------  -------------
ASSETS:
   Investments, at Value + ................  $ 1,227,877  $360,672,312  $ 205,485,060  $ 104,450,013  $ 109,376,707  $ 157,640,664
   Affiliated Investments, at Value ++ ....   14,363,500            --             --             --             --             --
   Receivable for Investments Sold ........           --       275,219             --             --        193,295             --
   Receivable for Fund Shares Sold ........      131,022       530,041      3,198,350        233,871        738,864        291,518
   Accrued Income .........................           79     3,729,009      2,572,002      1,186,105      1,050,028      2,002,255
   Prepaid Expenses .......................       20,258        29,554         13,277         30,570         15,914          7,000
   Deferred Compensation ..................          913        21,885         11,783          6,246          6,598          9,531
   Due from Adviser, net ..................        6,718            --             --             --             --             --
                                             -----------  ------------  -------------  -------------  -------------  -------------
      TOTAL ASSETS ........................   15,750,367   365,258,020    211,280,472    105,906,805    111,381,406    159,950,968
                                             -----------  ------------  -------------  -------------  -------------  -------------
LIABILITIES:
   Payable for Investments Purchased ......           --            --      6,905,037             --             --             --
   Payable for Fund Shares Redeemed .......        2,500       164,954        206,950          5,250          1,848         56,863
   Investment Adviser Fees Payable ........           --       147,693         36,093         12,448         29,361         41,211
   Administration Fees Payable ............        1,938        46,468         25,019         13,263         14,008         20,237
   Chief Compliance Officer Fees Payable ..        1,038         1,038          1,038          1,038          1,038          1,038
   Custodian Fees Payable .................           81         1,936          1,043            553            584            843
   Audit Fees Payable .....................       17,214        27,601         26,390         26,038         26,550         26,283
   Deferred Compensation Payable ..........          913        21,885         11,783          6,246          6,598          9,531
   Shareholder Servicing Fees Payable .....          409        20,864          7,855          4,326          2,284          6,821
   Transfer Agent Fees Payable ............        3,110        14,163          7,786          4,383          6,009         13,152
   Printing Fees Payable ..................          470        13,276          6,431          3,771          3,324          5,894
   Trustees Fees Payable ..................           39         1,632            720            469            229            775
   Accrued Distribution Fees ..............        6,741         9,304         24,423          6,086         15,319         39,110
   Accrued Expenses and Other Payables ....          963         8,741          6,589          4,701          5,936          9,183
                                             -----------  ------------  -------------  -------------  -------------  -------------
      TOTAL LIABILITIES ...................       35,416       479,555      7,267,157         88,572        113,088        230,941
                                             -----------  ------------  -------------  -------------  -------------  -------------
         NET ASSETS .......................  $15,714,951  $364,778,465  $ 204,013,315  $ 105,818,233  $ 111,268,318  $ 159,720,027
                                             ===========  ============  =============  =============  =============  =============
NET ASSETS:
   Paid-in Capital (unlimited authorized -
     no par value) ........................  $15,726,706  $341,586,375  $ 195,324,745  $ 100,387,789  $ 109,600,131  $ 155,150,724
   Undistributed Net Investment
     Income/(Accumulated Net Investment
     Loss) ................................       26,677       235,062         27,760         26,106         15,737         58,804
   Accumulated Net Realized Gain (Loss) on
     Investments, Investments in
     Affiliated Funds, Forward Foreign
     Currency Contracts, Futures Contracts
     and Foreign Currency Transactions ....   (1,230,146)    2,008,832             --         14,070       (310,194)       181,311
   Net Unrealized Appreciation
     (Depreciation) on Investments,
     Investments in Affiliated Funds,
     Forward Foreign Currency Contracts,
     Futures Contracts and Foreign
     Currency Transactions ................    1,191,714    20,948,196      8,660,810      5,390,268      1,962,644      4,329,188
                                             -----------  ------------  -------------  -------------  -------------  -------------
         NET ASSETS .......................  $15,714,951  $364,778,465  $ 204,013,315  $ 105,818,233  $ 111,268,318  $ 159,720,027
                                             ===========  ============  =============  =============  =============  =============
   + Cost of Investments ..................  $ 1,058,953  $339,724,116  $ 196,824,250  $  99,059,745  $ 107,414,063  $ 153,311,476
   ++ Cost of Affiliated Investments ......  $13,340,710  $         --             --             --             --             --

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 131

STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2010

                                                                    DIVERSIFIED     GROWTH &
                                                                      EQUITY         INCOME
                                                                    ALLOCATION     ALLOCATION
                                                                       FUND           FUND
                                                                    -----------   ------------
FIDUCIARY SHARES:
   Net Assets ...................................................   $   497,495   $    127,073
   Shares of beneficial interest outstanding ....................        31,021          6,634
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ....   $     16.04   $      19.15
                                                                    ===========   ============
CLASS A SHARES:
   Net Assets ...................................................   $ 2,647,318   $ 26,026,462
   Shares of beneficial interest outstanding ....................       165,832      1,363,665
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) ..............   $     15.96   $      19.09
                                                                    -----------   ------------
     Maximum Offering Price Per Share (B) .......................   $     16.89   $      20.20
                                                                    ===========   ============
CLASS B SHARES:
   Net Assets ...................................................           N/A            N/A
   Shares of beneficial interest outstanding ....................           N/A            N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ................           N/A            N/A
                                                                    ===========   ============
CLASS C SHARES:
   Net Assets ...................................................   $ 4,365,474   $ 17,094,281
   Shares of beneficial interest outstanding ....................       278,238        900,593
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ................   $     15.69   $      18.98
                                                                    ===========   ============

N/A   Not Applicable

(A) Fiduciary Class and Class A Shares of certain funds have possible redemption and exchange fees (See Note 2 in the notes to financial statements). Class B and Class C Shares have contingent deferred sales charges (See Note 3 in the notes to financial statements).

(B) The sales load for the Diversified Equity Allocation Fund and Growth & Income Allocation Fund is 5.50%. The sales load for the Income Plus Allocation Fund is 4.50%. The sales load for the Bond Fund, California Intermediate Tax-Free Bond Fund, National Intermediate Tax-Free Bond Fund, Short Term Bond Fund and Wisconsin Tax-Exempt Fund is 2.25%.

   Amounts designated as "--" are either not applicable or less than $1.00.

        The accompanying notes are an integral part of the financial statements.

132 HIGHMARK(R) FUNDS

                                             INCOME                     CALIFORNIA       NATIONAL
                                              PLUS                     INTERMEDIATE    INTERMEDIATE    SHORT TERM      WISCONSIN
                                           ALLOCATION       BOND       TAX-FREE BOND   TAX-FREE BOND      BOND        TAX-EXEMPT
                                              FUND          FUND           FUND            FUND           FUND           FUND
                                           ----------   ------------   -------------   -------------   -----------   ------------
FIDUCIARY SHARES:
   Net Assets ..........................   $  235,457   $330,317,720   $ 112,406,697   $  81,120,621   $71,121,675            N/A
   Shares of beneficial
     interest outstanding ..............       11,926     29,014,795      10,983,620       7,064,302     7,031,067            N/A
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE
   (A) .................................   $    19.74   $      11.38   $       10.23   $       11.48   $     10.12            N/A
                                           ==========   ============   =============   =============   ===========   ============
CLASS A SHARES:
   Net Assets ..........................   $9,603,590   $ 28,951,830   $  76,111,437   $  22,334,709   $22,581,313   $146,664,880
   Shares of beneficial
     interest outstanding ..............      486,405      2,583,191       7,473,589       1,945,746     2,235,518     13,942,164
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE (A) .................   $    19.74   $      11.21   $       10.18   $       11.48   $     10.10   $      10.52
                                           ----------   ------------   -------------   -------------   -----------   ------------
     Maximum Offering Price Per
       Share (B) .......................   $    20.67   $      11.47   $       10.41   $       11.74   $     10.33   $      10.76
                                           ==========   ============   =============   =============   ===========   ============
CLASS B SHARES:
   Net Assets ..........................          N/A   $  1,344,589   $     635,403   $          --   $        --   $  2,898,482
   Shares of beneficial
     interest outstanding ..............          N/A        120,467          62,395              --            --        275,909
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE (A) .................          N/A   $      11.16   $       10.18             N/A           N/A   $      10.51
                                           ==========   ============   =============   =============   ===========   ============
CLASS C SHARES:
   Net Assets ..........................   $5,875,904   $  4,164,326   $  14,859,778   $   2,362,903   $17,565,330   $ 10,156,665
   Shares of beneficial
     interest outstanding ..............      299,640        373,343       1,463,863         205,731     1,718,887        966,801
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE (A) .................   $    19.61   $      11.15   $       10.15   $       11.49   $     10.22   $      10.51
                                           ==========   ============   =============   =============   ===========   ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 133

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2010

                                                                                                   COGNITIVE
                                                                                   BALANCED          VALUE
                                                                                     FUND            FUND
                                                                                -------------    -------------
Interest Income .............................................................   $     320,911    $       1,427
Dividend Income .............................................................         347,745        1,321,948
Less: Foreign Taxes Withheld ................................................            (675)          (1,133)
                                                                                -------------    -------------
         Total Investment Income ............................................         667,981        1,322,242
                                                                                -------------    -------------
Expenses:
   Investment Adviser Fees ..................................................         143,292          552,259
   Shareholder Servicing Fees Fiduciary Shares ..............................          44,083            6,491
   Shareholder Servicing Fees Class A Shares ................................          13,152            1,213
   Shareholder Servicing Fees Class B Shares ................................           1,411               --
   Administration Fees ......................................................          35,751          110,230
   Custodian Fees ...........................................................           1,493            4,602
   Trustees Fees ............................................................           1,336            4,141
   Chief Compliance Officer Fees ............................................           7,052            7,052
   Distribution Fees Class A Shares .........................................          13,152            1,213
   Distribution Fees Class B Shares .........................................           4,234               --
   Distribution Fees Class C Shares .........................................           4,236            5,087
   Registration Fees ........................................................          58,526           28,195
   Transfer Agent Fees ......................................................          18,656           25,653
   Printing Fees ............................................................           3,278           10,090
   Audit Fees ...............................................................          25,786           23,885
   Legal Fees ...............................................................           2,197            6,756
   Miscellaneous Fees .......................................................          25,149           23,080
                                                                                -------------    -------------
         Total Expenses .....................................................         402,784          809,947
                                                                                -------------    -------------
Less: Waivers, Reimbursements and Reduction of Expenses
      Investment Adviser Fee Waiver .........................................        (122,369)         (16,859)
      Shareholder Servicing Fee Waiver - Fiduciary Shares ...................         (17,633)          (4,421)
      Shareholder Servicing Fee Waiver - Class A Shares .....................          (5,261)            (485)
      Reimbursement of Expenses by Adviser ..................................              --               --
      Reduction of Expenses by Administrator ................................          (1,083)          (3,254)
                                                                                -------------    -------------
Total Waivers and Reduction of Expenses .....................................        (146,346)         (25,019)
                                                                                -------------    -------------
Total Net Expenses ..........................................................         256,438          784,928
                                                                                -------------    -------------
Net Investment Income (Loss) ................................................         411,543          537,314
                                                                                -------------    -------------
Net Realized Gain (Loss) on Investments .....................................         957,744       10,688,626
Net Realized Gain (Loss) on Futures Contracts (1) ...........................              --               --
Payment by affiliates (Note 3) ..............................................              --           11,198
Change in Unrealized Appreciation (Depreciation) on Investments .............       1,315,614        2,288,843
Change in Unrealized Appreciation (Depreciation) on Futures Contracts (1) ...              --               --
                                                                                -------------    -------------
Net Realized and Unrealized Gain on Investments .............................       2,273,358       12,988,667
                                                                                -------------    -------------
Increase in Net Assets Resulting from Operations ............................   $   2,684,901    $  13,525,981
                                                                                =============    =============

Amounts designated as "--" are either not applicable or less than $1.00.

(1)   The primary risk exposure is equity contracts (see Note 2).

        The accompanying notes are an integral part of the financial statements.

134 HIGHMARK(R) FUNDS

                                                                                                             GENEVA       GENEVA
                                                         CORE        ENHANCED      EQUITY    FUNDAMENTAL     MID CAP     SMALL CAP
                                                        EQUITY        GROWTH       INCOME      EQUITY        GROWTH        GROWTH
                                                         FUND          FUND         FUND        FUND          FUND          FUND
                                                      -----------  -----------  -----------  -----------  ------------  -----------
Interest Income ....................................  $     1,664  $     1,163  $        --  $        --  $         --  $        --
Dividend Income ....................................    1,326,712      704,159      656,577      317,414       967,222       32,164
Less: Foreign Taxes Withheld .......................           --      (19,377)      (2,596)        (572)           --           --
                                                      -----------  -----------  -----------  -----------  ------------  -----------
         Total Investment Income ...................    1,328,376      685,945      653,981      316,842       967,222       32,164
                                                      -----------  -----------  -----------  -----------  ------------  -----------
Expenses:
   Investment Adviser Fees .........................      383,372      530,415       86,060       85,609     1,510,568       67,395
   Shareholder Servicing Fees Fiduciary Shares .....      150,626        3,553           69       35,634        25,417       10,322
   Shareholder Servicing Fees Class A Shares .......        6,106        4,024       27,393           14       416,830        6,181
   Shareholder Servicing Fees Class B Shares .......        1,866           --        5,432           --        17,621           --
   Administration Fees .............................       95,643      105,869       23,420       21,362       301,545       10,094
   Custodian Fees ..................................        4,313        4,441          870          892        11,635          422
   Trustees Fees ...................................        3,712        4,049          883          730        10,394          282
   Chief Compliance Officer Fees ...................        7,052        7,052        5,968        7,052         5,968        5,968
   Distribution Fees Class A Shares ................        6,106        4,024       27,393           14       416,830        6,181
   Distribution Fees Class B Shares ................        5,597           --       16,296           --        52,864           --
   Distribution Fees Class C Shares ................        4,561        1,945       24,895           91       174,620        1,383
   Registration Fees ...............................       42,570       27,998       52,689       37,152        57,604       17,933
   Transfer Agent Fees .............................       22,106       26,097       26,608        8,322       135,595        7,546
   Printing Fees ...................................        9,103        9,633        3,790        1,856        43,458          752
   Audit Fees ......................................       23,862       23,893       25,422       23,410        34,074       23,363
   Legal Fees ......................................        5,925        6,342        1,699        1,324        20,478          573
   Miscellaneous Fees ..............................       19,071       19,361       15,498       15,617        20,356       16,000
                                                      -----------  -----------  -----------  -----------  ------------  -----------
         Total Expenses ............................      791,591      778,696      344,385      239,079     3,255,857      174,395
                                                      -----------  -----------  -----------  -----------  ------------  -----------
Less: Waivers, Reimbursements and Reduction of
        Expenses
      Investment Adviser Fee Waiver ................      (81,782)     (31,159)     (86,060)     (85,609)     (168,031)     (67,395)
      Shareholder Servicing Fee Waiver - Fiduciary
        Shares .....................................      (83,102)      (3,230)         (28)     (25,582)      (11,994)      (4,385)
      Shareholder Servicing Fee Waiver - Class A
        Shares .....................................       (2,442)      (1,610)     (10,957)          (5)     (166,732)      (2,472)
      Reimbursement of Expenses by Adviser .........           --           --      (38,888)         (27)           --          (63)
      Reduction of Expenses by Administrator .......       (2,637)      (3,096)        (625)        (691)       (9,779)        (424)
                                                      -----------  -----------  -----------  -----------  ------------  -----------
Total Waivers and Reduction of Expenses ............     (169,963)     (39,095)    (136,558)    (111,914)     (356,536)     (74,739)
                                                      -----------  -----------  -----------  -----------  ------------  -----------
Total Net Expenses .................................      621,628      739,601      207,827      127,165     2,899,321       99,656
                                                      -----------  -----------  -----------  -----------  ------------  -----------
Net Investment Income (Loss) .......................      706,748      (53,656)     446,154      189,677    (1,932,099)     (67,492)
                                                      -----------  -----------  -----------  -----------  ------------  -----------
Net Realized Gain (Loss) on Investments ............    1,179,913    4,306,876     (541,787)     182,285    10,973,440      309,993
Net Realized Gain (Loss) on Futures
   Contracts (1) ...................................      124,966           --           --           --            --           --
Payment by affiliates (Note 3) .....................           --           --           --           --            --           --
Change in Unrealized Appreciation (Depreciation)
  on Investments ...................................    6,966,952    4,891,765    2,551,009    1,038,585    25,160,888      716,135
Change in Unrealized Appreciation
  (Depreciation) on Futures Contracts (1) ..........        3,139           --           --           --            --           --
                                                      -----------  -----------  -----------  -----------  ------------  -----------
Net Realized and Unrealized Gain on Investments ....    8,274,970    9,198,641    2,009,222    1,220,870    36,134,328    1,026,128
                                                      -----------  -----------  -----------  -----------  ------------  -----------
Increase in Net Assets Resulting from Operations ...  $ 8,981,718  $ 9,144,985  $ 2,455,376  $ 1,410,547  $ 34,202,229  $   958,636
                                                      ===========  ===========  ===========  ===========  ============  ===========

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 135

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2010

                                                                                                    INTERNATIONAL      LARGE CAP
                                                                                                    OPPORTUNITIES       GROWTH
                                                                                                         FUND            FUND
                                                                                                    -------------    -------------
   Interest Income .............................................................................    $       6,423    $          --
   Income from Investments in Affiliated Funds .................................................               --               --
   Securities Lending Income ...................................................................          197,532               --
   Dividend Income .............................................................................        6,708,760        2,008,134
   Less: Foreign Taxes Withheld ................................................................         (530,442)          (1,308)
                                                                                                    -------------    -------------
         Total Investment Income ...............................................................        6,382,273        2,006,826
                                                                                                    -------------    -------------
   Expenses:
      Investment Adviser Fees ..................................................................        2,105,767          560,723
      Shareholder Servicing Fees Fiduciary Shares ..............................................          183,098          163,050
      Shareholder Servicing Fees Class A Shares ................................................           24,357           51,148
      Shareholder Servicing Fees Class B Shares ................................................               --           10,920
      Administration Fees ......................................................................          331,799          139,887
      Custodian Fees ...........................................................................          104,856            5,936
      Trustees Fees ............................................................................           12,537            5,411
      Chief Compliance Officer Fees ............................................................            7,052            7,052
      Distribution Fees Class A Shares .........................................................           24,357           51,148
      Distribution Fees Class B Shares .........................................................               --           32,760
      Distribution Fees Class C Shares .........................................................           22,146           34,063
      Registration Fees ........................................................................           41,303           44,276
      License Fees .............................................................................               --               --
      Transfer Agent Fees ......................................................................           65,549           70,495
      Printing Fees ............................................................................           30,842           13,558
      Audit Fees ...............................................................................           34,175           24,187
      Legal Fees ...............................................................................           20,570            7,570
      Miscellaneous Fees .......................................................................           84,691           19,336
                                                                                                    -------------    -------------
         Total Expenses ........................................................................        3,093,099        1,241,520
                                                                                                    -------------    -------------
   Less: Waivers, Reimbursements and Reduction of Expenses
         Investment Adviser Fee Waiver .........................................................               --          (97,377)
         Shareholder Servicing Fee Waiver - Fiduciary Shares ...................................          (66,260)         (76,285)
         Shareholder Servicing Fee Waiver - Class A Shares .....................................          (16,848)         (20,459)
         Reimbursement of Expenses by Adviser ..................................................               --               --
         Reduction of Expenses by Administrator ................................................           (9,745)          (3,838)
                                                                                                    -------------    -------------
Total Waivers and Reduction of Expenses ........................................................          (92,853)        (197,959)
                                                                                                    -------------    -------------
Total Net Expenses .............................................................................        3,000,246        1,043,561
                                                                                                    -------------    -------------
Net Investment Income (Loss) ...................................................................        3,382,027          963,265
                                                                                                    -------------    -------------
Net Realized Gain (Loss) on Investments ........................................................       19,796,126        3,597,327
Net Realized Gain (Loss) on Investments in Affiliated Funds ....................................               --               --
Net Realized Gain (Loss) on Foreign Currency Contracts (1) .....................................          910,833               --
Net Realized Gain (Loss) on Foreign Currency Transactions ......................................         (250,440)              --
Net Realized Gain (Loss) on Futures Contracts (2) ..............................................               --               --
Change in Unrealized Appreciation (Depreciation) on Investments ................................       (6,639,994)       6,921,645
Change in Unrealized Appreciation (Depreciation) on Investments in Affiliated Funds ............               --               --
Change in Unrealized Appreciation (Depreciation) on Foreign Currency Transactions ..............          (14,740)              --
Change in Unrealized Appreciation (Depreciation) on Foreign Currency Contracts (1) .............          338,766               --
Change in Unrealized Appreciation (Depreciation) on Futures Contracts (2) ......................               --               --
                                                                                                    -------------    -------------
Net Realized and Unrealized Gain on Investments ................................................       14,140,551       10,518,972
                                                                                                    -------------    -------------
Increase in Net Assets Resulting from Operations ...............................................    $  17,522,578    $  11,482,237
                                                                                                    =============    =============

Amounts designated as "--" are either not applicable or less than $1.00.

(1)   The primary risk exposure is foreign exchange contracts (see Note 2).

(2)   The primary risk exposure is equity contracts (see Note 2).

        The accompanying notes are an integral part of the financial statements.

136 HIGHMARK(R) FUNDS

                                                                      NYSE ARCA                                           CAPITAL
                                                         LARGE CAP     TECH 100    SMALL CAP   SMALL CAP      VALUE        GROWTH
                                                           VALUE        INDEX      ADVANTAGE     VALUE       MOMENTUM    ALLOCATION
                                                            FUND         FUND        FUND         FUND         FUND         FUND
                                                        -----------  -----------  ----------  -----------  -----------  -----------
   Interest Income ...................................  $     3,080  $        --  $    1,070  $     1,275  $        --  $        --
   Income from Investments in Affiliated Funds .......           --           --          --           --           --      440,207
   Securities Lending Income .........................           --           --          --       33,524           --           --
   Dividend Income ...................................    5,081,873    1,628,058     235,725    1,746,032    9,703,864       87,459
   Less: Foreign Taxes Withheld ......................      (19,580)     (35,514)         --         (745)     (72,176)          --
                                                        -----------  -----------  ----------  -----------  -----------  -----------
         Total Investment Income .....................    5,065,373    1,592,544     236,795    1,780,086    9,631,688      527,666
                                                        -----------  -----------  ----------  -----------  -----------  -----------
   Expenses:
      Investment Adviser Fees ........................    1,076,407      681,361     226,761      776,121    1,956,442       70,614
      Shareholder Servicing Fees Fiduciary Shares ....      367,546          277      58,719       83,597      602,109          526
      Shareholder Servicing Fees Class A Shares ......       67,233      425,237         744       91,154      193,794       61,812
      Shareholder Servicing Fees Class B Shares ......        4,312       31,596          --        6,614       12,104           --
      Administration Fees ............................      268,518      290,083      35,732      116,169      488,105       60,404
      Custodian Fees .................................       43,868       19,908       1,628        8,484       23,733        2,848
      Trustees Fees ..................................       10,826       10,576       1,334        4,443       18,675        2,257
      Chief Compliance Officer Fees ..................        7,052        5,968       7,052        7,052        7,052        7,052
      Distribution Fees Class A Shares ...............       67,233      425,237         744       91,154      193,794       61,812
      Distribution Fees Class B Shares ...............       12,936       94,789          --       19,844       36,311           --
      Distribution Fees Class C Shares ...............       37,648      109,427         843       50,659       28,711      154,155
      Registration Fees ..............................       45,062       47,830      36,979       43,236       46,169       34,870
      License Fees ...................................           --       77,515          --           --           --           --
      Transfer Agent Fees ............................       89,413      192,313      10,030       78,604      153,897       51,285
      Printing Fees ..................................       26,713       43,909       3,305       10,681       46,834        5,553
      Audit Fees .....................................       25,074       34,346      23,514       23,979       27,288       17,492
      Legal Fees .....................................       16,200       20,108       2,222        7,065       29,113        3,691
      Miscellaneous Fees .............................       21,383       21,977      19,833       22,085       22,175       13,089
                                                        -----------  -----------  ----------  -----------  -----------  -----------
         Total Expenses ..............................    2,187,424    2,532,457     429,440    1,440,941    3,886,306      547,460
                                                        -----------  -----------  ----------  -----------  -----------  -----------
   Less: Waivers, Reimbursements and Reduction of
      Expenses
         Investment Adviser Fee Waiver ...............     (132,086)    (119,697)    (80,184)    (236,761)     (28,766)     (70,614)
         Shareholder Servicing Fee Waiver -
            Fiduciary Shares .........................     (165,578)        (111)    (36,827)     (37,038)    (245,532)        (421)
         Shareholder Servicing Fee Waiver -
            Class A Shares ...........................      (26,893)    (170,095)       (298)     (36,461)     (76,644)     (49,449)
         Reimbursement of Expenses by Adviser ........           --           --          --           --           --      (85,814)
         Reduction of Expenses by Administrator ......       (5,637)      (8,244)     (1,043)      (3,098)     (13,589)      (1,763)
                                                        -----------  -----------  ----------  -----------  -----------  -----------
Total Waivers and Reduction of Expenses ..............     (330,194)    (298,147)   (118,352)    (313,358)    (364,531)    (208,061)
                                                        -----------  -----------  ----------  -----------  -----------  -----------
Total Net Expenses ...................................    1,857,230    2,234,310     311,088    1,127,583    3,521,775      339,399
                                                        -----------  -----------  ----------  -----------  -----------  -----------
Net Investment Income (Loss) .........................    3,208,143     (641,766)    (74,293)     652,503    6,109,913      188,267
                                                        -----------  -----------  ----------  -----------  -----------  -----------
Net Realized Gain (Loss) on Investments ..............   17,638,380    5,095,461   1,843,553   (7,526,496)   9,071,214      (75,379)
Net Realized Gain (Loss) on Investments in
   Affiliated Funds ..................................           --           --          --           --           --   (3,472,370)
Net Realized Gain (Loss) on Foreign Currency
   Contracts (1) .....................................           --           --          --           --           --           --
Net Realized Gain (Loss) on Foreign Currency
   Transactions ......................................       (4,820)          --          --           --          (47)          --
Net Realized Gain (Loss) on Futures Contracts (2) ....           --           --      82,450           --           --           --
Change in Unrealized Appreciation (Depreciation) on
   Investments .......................................      501,588   24,552,907   3,300,654   24,817,284   26,098,521      770,825
Change in Unrealized Appreciation (Depreciation) on
   Investments in Affiliated Funds ...................           --           --          --           --           --    7,711,820
Change in Unrealized Appreciation (Depreciation) on
   Foreign Currency Transactions .....................           --           --          --           --          104           --
Change in Unrealized Appreciation (Depreciation) on
   Foreign Currency Contracts (1) ....................           --           --          --           --           --           --
Change in Unrealized Appreciation (Depreciation) on
   Futures Contracts (2) .............................           --           --     (29,824)          --           --           --
                                                        -----------  -----------  ----------  -----------  -----------  -----------
Net Realized and Unrealized Gain on Investments ......   18,135,148   29,648,368   5,196,833   17,290,788   35,169,792    4,934,896
                                                        -----------  -----------  ----------  -----------  -----------  -----------
Increase in Net Assets Resulting from Operations .....  $21,343,291  $29,006,602  $5,122,540  $17,943,291  $41,279,705  $ 5,123,163
                                                        ===========  ===========  ==========  ===========  ===========  ===========

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 137

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2010

                                                                                                     DIVERSIFIED        GROWTH &
                                                                                                        EQUITY           INCOME
                                                                                                      ALLOCATION       ALLOCATION
                                                                                                         FUND             FUND
                                                                                                    -------------    -------------
   Interest Income .............................................................................    $          --    $          --
   Income from Investments in Affiliated Funds .................................................           65,412          634,245
   Dividend Income .............................................................................            8,530          127,720
                                                                                                    -------------    -------------
         Total Investment Income ...............................................................           73,942          761,965
                                                                                                    -------------    -------------
   Expenses:
      Investment Adviser Fees ..................................................................           12,032           73,395
      Shareholder Servicing Fees Fiduciary Shares ..............................................              446              308
      Shareholder Servicing Fees Class A Shares ................................................            6,705           61,936
      Shareholder Servicing Fees Class B Shares ................................................               --               --
      Administration Fees ......................................................................           10,294           62,785
      Custodian Fees ...........................................................................              453            2,653
      Trustees Fees ............................................................................              369            2,314
      Chief Compliance Officer Fees ............................................................            7,052            7,052
      Distribution Fees Class A Shares .........................................................            6,705           61,936
      Distribution Fees Class B Shares .........................................................               --               --
      Distribution Fees Class C Shares .........................................................           40,150          170,422
      Registration Fees ........................................................................           32,664           34,183
      Transfer Agent Fees ......................................................................           13,043           36,856
      Printing Fees ............................................................................              935            5,685
      Audit Fees ...............................................................................           17,205           14,284
      Legal Fees ...............................................................................              649            3,803
      Miscellaneous Fees .......................................................................           11,831           13,143
                                                                                                    -------------    -------------
         Total Expenses ........................................................................          160,533          550,755
                                                                                                    -------------    -------------
   Less: Waivers, Reimbursements and Reduction of Expenses
         Investment Adviser Fee Waiver .........................................................          (12,032)         (73,395)
         Shareholder Servicing Fee Waiver - Fiduciary Shares ...................................             (357)            (247)
         Shareholder Servicing Fee Waiver - Class A Shares .....................................           (5,364)         (49,549)
         Reimbursement of Expenses by Adviser ..................................................          (75,253)         (65,508)
         Reduction of Expenses by Administrator ................................................             (335)          (1,915)
                                                                                                    -------------    -------------
Total Waivers and Reduction of Expenses ........................................................          (93,341)        (190,614)
                                                                                                    -------------    -------------
Total Net Expenses .............................................................................           67,192          360,141
                                                                                                    -------------    -------------
Net Investment Income ..........................................................................            6,750          401,824
                                                                                                    -------------    -------------
Net Realized Gain on Investments ...............................................................           29,065          167,025
Net Realized Gain (Loss) on Investments in Affiliated Funds ....................................         (329,249)      (1,750,298)
Change in Unrealized Appreciation (Depreciation) on Investments ................................           94,592          453,596
Change in Unrealized Appreciation (Depreciation) on Investments in Affiliated Funds ............          995,270        5,389,241
                                                                                                    -------------    -------------
Net Realized and Unrealized Gain on Investments ................................................          789,678        4,259,564
                                                                                                    -------------    -------------
Increase in Net Assets Resulting from Operations ...............................................    $     796,428    $   4,661,388
                                                                                                    =============    =============

Amounts designated as "--" are either not applicable or less than $1.00.

        The accompanying notes are an integral part of the financial statements.

138 HIGHMARK(R) FUNDS

                                                       INCOME                   CALIFORNIA      NATIONAL
                                                        PLUS                   INTERMEDIATE   INTERMEDIATE  SHORT TERM   WISCONSIN
                                                     ALLOCATION      BOND     TAX-FREE BOND  TAX-FREE BOND     BOND      TAX-EXEMPT
                                                        FUND         FUND          FUND           FUND         FUND         FUND
                                                     ----------  -----------  -------------  -------------  ----------  -----------
   Interest Income ................................  $       --  $17,490,029  $   6,482,989  $   3,484,632  $3,072,555  $ 6,727,285
   Income from Investments in Affiliated Funds ....     269,728           --             --             --          --           --
   Dividend Income ................................      57,453       19,106          6,745          2,563      12,978        2,031
                                                     ----------  -----------  -------------  -------------  ----------  -----------
         Total Investment Income ..................     327,181   17,509,135      6,489,734      3,487,195   3,085,533    6,729,316
                                                     ----------  -----------  -------------  -------------  ----------  -----------
   Expenses:
      Investment Adviser Fees .....................      22,756    1,749,141        864,099        497,801     370,945      773,361
      Shareholder Servicing Fees Fiduciary
         Shares ...................................         553      798,846        258,933        191,225     162,034           --
      Shareholder Servicing Fees Class A Shares ...      19,911       64,286        146,627         55,804      44,063      360,168
      Shareholder Servicing Fees Class B Shares ...          --        5,112          2,753             --          --        7,580
      Administration Fees .........................      19,471      523,697        258,725        149,045     138,863      231,537
      Custodian Fees ..............................         816       21,864         10,801          6,223       5,796        8,275
      Trustees Fees ...............................         671       19,431          9,403          5,626       4,713        8,303
      Chief Compliance Officer Fees ...............       7,052        7,052          7,052          7,052       7,052        5,968
      Distribution Fees Class A Shares ............      19,911       64,286        146,627         55,804      44,063      360,168
      Distribution Fees Class B Shares ............          --       15,335          8,260             --          --       22,740
      Distribution Fees Class C Shares ............      48,178       18,981         71,211          5,615      77,229       56,797
      Registration Fees ...........................      34,026       46,655         31,172         45,738      35,325       11,157
      Transfer Agent Fees .........................      13,971       87,225         46,886         25,976      34,091       52,043
      Printing Fees ...............................       1,701       48,344         23,581         14,096      12,046       33,643
      Audit Fees ..................................      17,249       28,582         26,816         26,318      26,795       35,256
      Legal Fees ..................................       1,206       32,234         16,263          9,566       8,636       15,960
      Miscellaneous Fees ..........................      11,995       47,947         41,751         32,793      40,509       50,212
                                                     ----------  -----------  -------------  -------------  ----------  -----------
         Total Expenses ...........................     219,467    3,579,018      1,970,960      1,128,682   1,012,160    2,033,168
                                                     ----------  -----------  -------------  -------------  ----------  -----------
   Less: Waivers, Reimbursements and Reduction of
      Expenses
         Investment Adviser Fee Waiver ............     (22,756)    (105,449)      (491,521)      (354,003)    (87,953)    (290,460)
         Shareholder Servicing Fee Waiver -
            Fiduciary Shares ......................        (443)    (584,592)      (207,146)      (152,980)   (148,475)          --
         Shareholder Servicing Fee Waiver -
            Class A Shares ........................     (15,929)     (46,286)      (117,301)       (44,643)    (35,251)    (288,135)
         Reimbursement of Expenses by Adviser .....     (71,706)          --             --             --          --           --
         Reduction of Expenses by Administrator ...        (692)     (16,583)        (8,928)        (4,733)     (4,999)      (7,222)
                                                     ----------  -----------  -------------  -------------  ----------  -----------
Total Waivers and Reduction of Expenses ...........    (111,526)    (752,910)      (824,896)      (556,359)   (276,678)    (585,817)
                                                     ----------  -----------  -------------  -------------  ----------  -----------
Total Net Expenses ................................     107,941    2,826,108      1,146,064        572,323     735,482    1,447,351
                                                     ----------  -----------  -------------  -------------  ----------  -----------
Net Investment Income .............................     219,240   14,683,027      5,343,670      2,914,872   2,350,051    5,281,965
                                                     ----------  -----------  -------------  -------------  ----------  -----------
Net Realized Gain on Investments ..................      35,848    4,420,896             34         10,186     122,909      396,712
Net Realized Gain (Loss) on Investments in
   Affiliated Funds ...............................     430,658           --             --             --          --           --
Change in Unrealized Appreciation (Depreciation)
   on Investments .................................      97,572   15,381,721      3,719,978      2,398,839   1,031,230    5,855,281
Change in Unrealized Appreciation (Depreciation)
   on Investments in Affiliated Funds .............     331,977           --             --             --          --           --
                                                     ----------  -----------  -------------  -------------  ----------  -----------
Net Realized and Unrealized Gain on Investments ...     896,055   19,802,617      3,720,012      2,409,025   1,154,139    6,251,993
                                                     ----------  -----------  -------------  -------------  ----------  -----------
Increase in Net Assets Resulting from Operations ..  $1,115,295  $34,485,644  $   9,063,682  $   5,323,897  $3,504,190  $11,533,958
                                                     ==========  ===========  =============  =============  ==========  ===========

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 139

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS OR PERIODS ENDED JULY 31, 2010 (UNLESS OTHERWISE INDICATED)

                                                            BALANCED               COGNITIVE VALUE              CORE EQUITY
                                                              FUND                      FUND                        FUND
                                                    ------------------------  -------------------------  --------------------------
                                                        2010         2009         2010         2009          2010          2009
                                                    ------------------------  -------------------------  --------------------------
Investment Activities:
   Net Investment Income (Loss) ..................  $   411,543  $   439,241  $   537,314  $    797,019  $    706,748  $  1,340,741
   Net Realized Gain (Loss) on Investments,
      Affiliated Funds, Foreign Currency
      Transactions, Written Option Contracts,
      Futures Contracts, Payments from
      Affiliates and Capital Gains Distributions
      Received ...................................      957,744   (3,523,227)  10,699,824   (29,319,054)    1,304,879   (16,649,262)
   Change in Unrealized Appreciation
      (Depreciation) on Investments, Affiliated
      Funds, Foreign Currency Transactions,
      Foreign Currency Contracts, Written
      Options and Futures Contracts ..............    1,315,614      199,547    2,288,843     4,841,815     6,970,091    (3,771,715)
                                                    -----------  -----------  -----------  ------------  ------------  ------------
   Net Increase (Decrease) in Net Assets
      Resulting From Operations ..................    2,684,901   (2,884,439)  13,525,981   (23,680,220)    8,981,718   (19,080,236)
                                                    -----------  -----------  -----------  ------------  ------------  ------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ...........................     (244,672)    (344,488)     (25,991)      (20,119)     (674,084)   (1,249,120)
      Class A Shares .............................      (58,773)     (82,167)      (2,842)         (615)      (20,034)      (40,354)
      Class B Shares .............................       (2,575)      (9,533)          --            --        (1,754)      (13,366)
      Class C Shares .............................       (2,064)      (3,808)      (1,244)       (1,252)       (1,208)       (7,995)
      Class M Shares .............................           --           --     (584,923)     (815,928)           --            --
      Class R Shares .............................           --           --           --            --            --            --
   Capital Gains:
      Class A Shares .............................           --           --           --            --            --            --
      Class B Shares .............................           --           --           --            --            --            --
      Class C Shares .............................           --           --           --            --            --            --
      Class R Shares .............................           --           --           --            --            --            --
   Return of Capital:
      Class A Shares .............................           --           --           --            --            --            --
      Class B Shares .............................           --           --           --            --            --            --
      Class C Shares .............................           --           --           --            --            --            --
      Class R Shares .............................           --           --           --            --            --            --
                                                    -----------  -----------  -----------  ------------  ------------  ------------
         Total Dividends and Distributions .......     (308,084)    (439,996)    (615,000)     (837,914)     (697,080)   (1,310,835)
                                                    -----------  -----------  -----------  ------------  ------------  ------------
   Net Increase (Decrease) in Net Assets From:
      Share Transactions (4) .....................     (394,912)  (4,278,215)  (9,409,888)      588,081   (12,962,338)  (17,614,305)
      Redemption Fees ............................           --           --            7            61            --            --
      Fair Funds Settlement (5) ..................           --       23,977           --            --            --            --
                                                    -----------  -----------  -----------  ------------  ------------  ------------
         Total Increase (Decrease) in Net
            Assets ...............................    1,981,905   (7,578,673)   3,501,100   (23,929,992)   (4,677,700)  (38,005,376)
                                                    -----------  -----------  -----------  ------------  ------------  ------------
Net Assets:
   Beginning of Period ...........................   22,191,648   29,770,321   70,294,112    94,224,104    63,803,345   101,808,721
                                                    -----------  -----------  -----------  ------------  ------------  ------------
   End of Period .................................  $24,173,553  $22,191,648  $73,795,212  $ 70,294,112  $ 59,125,645  $ 63,803,345
                                                    -----------  -----------  -----------  ------------  ------------  ------------
Undistributed Net Investment Income/(Accumulated
   Net Investment Loss) ..........................  $   119,649  $    16,266  $   216,682  $    293,873  $     54,144  $     44,476
                                                    ===========  ===========  ===========  ============  ============  ============

Amounts designated as "--" are either not applicable or less than $1.00.

(1) For the nine months ended July 31, 2009, (see Note 9 in the notes to financial statements for details of the Reorganization.)

(2)   For the year ended October 31.

(3)   Commenced operations on August 1, 2008.

(4) For details on share transaction by class, see statements of changes in net assets - capital stock activity on pages 148 - 161.

(5) The funds were recipients of a portion of a distribution from a Fair Fund established by the United States Securities and Exchange Commission. The proceeds received were part of the Millennium Partners, L.P. and Bear, Stearns & Co., Inc. settlements.

        The accompanying notes are an integral part of the financial statements.

140 HIGHMARK(R) FUNDS

                                                                    ENHANCED GROWTH                      EQUITY INCOME
                                                                         FUND                                FUND
                                                              --------------------------   ----------------------------------------
                                                                  2010          2009           2010        2009(1)        2008(2)
                                                              --------------------------   ----------------------------------------
Investment Activities:
   Net Investment Income (Loss) ...........................   $   (53,656)  $    108,270   $   446,154   $   359,776   $    839,661
   Net Realized Gain (Loss) on Investments, Affiliated
      Funds, Foreign Currency Transactions, Written
      Option Contracts, Futures Contracts, Payments from
      Affiliates and Capital Gains Distributions
      Received ............................................     4,306,876    (17,723,607)     (541,787)   (4,241,546)    (5,575,131)
   Change in Unrealized Appreciation (Depreciation) on
      Investments, Affiliated Funds, Foreign Currency
      Transactions, Foreign Currency Contracts, Written
      Options and Futures Contracts .......................     4,891,765     (6,537,074)    2,551,009     3,023,146     (8,101,527)
                                                              -----------   ------------   -----------   -----------   ------------
   Net Increase (Decrease) in Net Assets Resulting From
      Operations ..........................................     9,144,985    (24,152,411)    2,455,376      (858,624)   (12,836,997)
                                                              -----------   ------------   -----------   -----------   ------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ....................................          (779)            --          (592)           --             --
      Class A Shares ......................................          (160)            --      (273,829)     (272,818)      (559,301)
      Class B Shares ......................................            --             --       (39,506)      (40,305)       (89,338)
      Class C Shares ......................................            (2)            --       (45,525)      (55,620)      (113,783)
      Class M Shares ......................................      (108,244)            --            --            --             --
      Class R Shares ......................................            --             --            --        (2,358)        (3,287)
   Capital Gains:
      Class A Shares ......................................            --             --            --            --       (758,035)
      Class B Shares ......................................            --             --            --            --       (245,075)
      Class C Shares ......................................            --             --            --            --       (209,995)
      Class R Shares ......................................            --             --            --            --         (3,462)
   Return of Capital:
      Class A Shares ......................................            --             --            --        (9,429)            --
      Class B Shares ......................................            --             --            --        (1,393)            --
      Class C Shares ......................................            --             --            --        (1,922)            --
      Class R Shares ......................................            --             --            --           (82)            --
                                                              -----------   ------------   -----------   -----------   ------------
         Total Dividends and Distributions ................      (109,185)            --      (359,452)     (383,927)    (1,982,276)
                                                              -----------   ------------   -----------   -----------   ------------
   Net Increase (Decrease) in Net Assets From:
      Share Transactions (4) ..............................    (9,354,852)   (32,007,883)   (5,146,256)   (2,284,239)    (9,478,939)
      Redemption Fees .....................................            --             --            --            --             --
      Fair Funds Settlement (5) ...........................            --             --            --            --             --
                                                              -----------   ------------   -----------   -----------   ------------
         Total Increase (Decrease) in Net Assets ..........      (319,052)   (56,160,294)   (3,050,332)   (3,526,790)   (24,298,212)
                                                              -----------   ------------   -----------   -----------   ------------
Net Assets:
   Beginning of Period ....................................    68,860,658    125,020,952    17,041,827    20,568,617     44,866,829
                                                              -----------   ------------   -----------   -----------   ------------
   End of Period ..........................................   $68,541,606   $ 68,860,658   $13,991,495   $17,041,827   $ 20,568,617
                                                              -----------   ------------   -----------   -----------   ------------
Undistributed Net Investment Income/(Accumulated Net
   Investment Loss) .......................................   $   (63,500)  $     (1,056)  $    49,869   $        --   $         --
                                                              ===========   ============   ===========   ===========   ============

                                                                 FUNDAMENTAL EQUITY                 GENEVA MID CAP GROWTH
                                                                        FUND                                FUND
                                                             -------------------------   ------------------------------------------
                                                                 2010        2009(3)         2010          2009(1)        2008(2)
                                                             -------------------------   ------------------------------------------
Investment Activities:
   Net Investment Income (Loss) ..........................   $   189,677   $    90,317   $ (1,932,099)  $ (1,316,380)  $ (2,219,011)
   Net Realized Gain (Loss) on Investments, Affiliated
      Funds, Foreign Currency Transactions, Written
      Option Contracts, Futures Contracts, Payments from
      Affiliates and Capital Gains Distributions
      Received ...........................................       182,285    (1,996,714)    10,973,440     (4,216,354)    (9,769,687)
   Change in Unrealized Appreciation (Depreciation) on
      Investments, Affiliated Funds, Foreign Currency
      Transactions, Foreign Currency Contracts, Written
      Options and Futures Contracts ......................     1,038,585      (188,309)    25,160,888     22,526,478    (71,809,660)
                                                             -----------   -----------   ------------   ------------   ------------
   Net Increase (Decrease) in Net Assets Resulting From
      Operations .........................................     1,410,547    (2,094,706)    34,202,229     16,993,744    (83,798,358)
                                                             -----------   -----------   ------------   ------------   ------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ...................................       (83,773)      (49,156)            --             --             --
      Class A Shares .....................................           (21)           --             --             --             --
      Class B Shares .....................................            --            --             --             --             --
      Class C Shares .....................................           (19)           --             --             --             --
      Class M Shares .....................................            --            --             --             --             --
      Class R Shares .....................................            --            --             --             --             --
   Capital Gains:
      Class A Shares .....................................            --            --             --             --    (11,149,169)
      Class B Shares .....................................            --            --             --             --       (977,184)
      Class C Shares .....................................            --            --             --             --     (1,222,187)
      Class R Shares .....................................            --            --             --             --        (77,459)
   Return of Capital:
      Class A Shares .....................................            --            --             --             --             --
      Class B Shares .....................................            --            --             --             --             --
      Class C Shares .....................................            --            --             --             --             --
      Class R Shares .....................................            --            --             --             --             --
                                                             -----------   -----------   ------------   ------------   ------------
           Total Dividends and Distributions .............       (83,813)      (49,156)            --             --    (13,425,999)
                                                             -----------   -----------   ------------   ------------   ------------
   Net Increase (Decrease) in Net Assets From:
      Share Transactions (4) .............................     2,829,031    13,596,606     15,157,990       (651,656)       646,829
      Redemption Fees ....................................            --            --             --             --             --
      Fair Funds Settlement (5) ..........................            --            --             --             --             --
                                                             -----------   -----------   ------------   ------------   ------------
           Total Increase (Decrease) in Net Assets .......     4,155,765    11,452,744     49,360,219     16,342,088    (96,577,528)
                                                             -----------   -----------   ------------   ------------   ------------
Net Assets:
   Beginning of Period ...................................    11,452,744            --    172,257,401    155,915,313    252,492,841
                                                             -----------   -----------   ------------   ------------   ------------
   End of Period .........................................   $15,608,509   $11,452,744   $221,617,620   $172,257,401   $155,915,313
                                                             -----------   -----------   ------------   ------------   ------------
Undistributed Net Investment Income/(Accumulated Net
   Investment Loss) ......................................   $   147,525   $    41,661   $         --   $         --   $         --
                                                             ===========   ===========   ============   ============   ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 141

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS OR PERIODS ENDED JULY 31, 2010 (UNLESS OTHERWISE INDICATED)

                                                      GENEVA SMALL
                                                       CAP GROWTH          INTERNATIONAL OPPORTUNITIES        LARGE CAP GROWTH
                                                         FUND                       FUND                            FUND
                                                ------------------------  ----------------------------  --------------------------
                                                    2010       2009(1)        2010            2009          2010          2009
                                                ------------------------  ----------------------------  --------------------------
Investment Activities:
   Net Investment Income (Loss) .............   $   (67,492) $    (3,545) $   3,382,027  $   4,522,369  $    963,265  $    734,270
   Net Realized Gain (Loss) on Investments,
      Affiliated Funds, Foreign Currency
      Transactions, Written Option Contracts,
      Futures Contracts, Payments from
      Affiliates and  Capital Gains
      Distributions Received ................       309,993       (2,286)    20,456,519    (88,771,528)    3,597,327   (14,084,974)
   Change in Unrealized
      Appreciation (Depreciation) on
      Investments, Affiliated Funds, Foreign
      Currency Transactions, Foreign Currency
      Contracts, Written Options and  Futures
      Contracts .............................       716,135      160,142     (6,315,968)   (14,939,752)    6,921,645    (1,263,716)*
                                                -----------  -----------  -------------  -------------  ------------  ------------
Net Increase (Decrease) in Net Assets
  Resulting From Operations .................       958,636      154,311     17,522,578    (99,188,911)   11,482,237   (14,614,420)
                                                -----------  -----------  -------------  -------------  ------------  ------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ......................            --           --     (1,712,157)    (1,194,263)     (528,202)     (457,392)
      Class A Shares ........................            --           --       (240,267)      (170,735)     (165,268)      (27,979)
      Class B Shares ........................            --           --             --             --            --            --
      Class C Shares ........................            --           --        (31,067)       (26,867)      (20,349)           --
      Class M Shares ........................            --           --     (3,358,353)    (2,826,646)           --            --
   Capital Gains:
      Fiduciary Shares ......................            --           --             --     (1,583,393)           --            --
      Class A Shares ........................            --           --             --       (263,209)           --            --
      Class B Shares ........................            --           --             --             --            --            --
      Class C Shares ........................            --           --             --        (73,129)           --            --
      Class M Shares ........................            --           --             --     (3,509,677)           --            --
                                                -----------  -----------  -------------  -------------  ------------  ------------
   Return of Capital:
         Total Dividends and Distributions ..            --           --     (5,341,844)    (9,647,919)     (713,819)     (485,371)
                                                -----------  -----------  -------------  -------------  ------------  ------------
   Net Increase (Decrease) in Net
      Assets From:
      Share Transactions (4) ................     5,151,518    3,467,795     (1,043,692)   (33,844,445)  (17,800,771)      304,076
      Redemption Fees .......................            50           --          3,405          3,506            --            --
      Fair Funds Settlement (5) .............            --           --             --             --            --       214,649
                                                -----------  -----------  -------------  -------------  ------------  ------------
         Total Increase  (Decrease) in Net
           Assets ...........................     6,110,204    3,622,106     11,140,447   (142,677,769)   (7,032,353)  (14,581,066)
                                                -----------  -----------  -------------  -------------  ------------  ------------
Net Assets:
   Beginning of Period ......................     3,622,106           --    210,085,027    352,762,796    93,368,021   107,949,087
                                                -----------  -----------  -------------  -------------  ------------  ------------
   End of Period ............................   $ 9,732,310  $ 3,622,106  $ 221,225,474  $ 210,085,027  $ 86,335,668  $ 93,368,021
                                                ===========  ===========  =============  =============  ============  ============
Undistributed Net Investment
   Income/(Accumulated Net Investment
    Loss) ...................................   $        --  $        --  $   4,220,837  $   4,707,968  $    961,600  $    712,154
                                                ===========  ===========  =============  =============  ============  ============

Amounts designated as "--" are either not applicable or less than $1.00.

* Change in unrealized appreciation (depreciation) does not include unrealized appreciation (depreciation) in connection with the Reorganization (see Note 9 in the notes to financial statements).

(1)   Commenced operations on June 12, 2009.

(2) For the nine months ended July 31, 2009, (see Note 9 in the notes to financial statements for details of the Reorganization.)

(3)   For the year ended October 31.

(4) For details on share transaction by class, see statements of changes in net assets - capital stock activity on pages 148 - 161.

(5) The funds were recipients of a portion of a distribution from a Fair Fund established by the United States Securities and Exchange Commission. The proceeds received were part of the Millennium Partners, L.P. and Bear, Stearns & Co., Inc. settlements.

        The accompanying notes are an integral part of the financial statements.

142 HIGHMARK(R) FUNDS

                                                        LARGE CAP VALUE                       NYSE ARCA TECH 100 INDEX
                                                             FUND                                       FUND
                                                ------------------------------    -----------------------------------------------
                                                     2010            2009              2010           2009(2)          2008(3)
                                                ------------------------------    -----------------------------------------------
Investment Activities:
   Net Investment Income (Loss) .............   $   3,208,143    $   3,133,275    $    (641,766)   $    (391,262)   $  (1,458,396)
   Net Realized Gain (Loss) on  Investments,
      Affiliated Funds, Foreign Currency
      Transactions, Written Option Contracts,
      Futures Contracts, Payments from
      Affiliates and Capital Gains
      Distributions Received ................      17,633,560      (42,992,609)       5,095,461      (20,399,115)     (12,783,115)
   Change in Unrealized Appreciation
      (Depreciation) on Investments,
      Affiliated Funds, Foreign Currency
      Transactions, Foreign Currency
      Contracts, Written Options and Futures
      Contracts .............................         501,588       (1,581,972)      24,552,907       48,224,267     (112,815,420)
                                                -------------    -------------    -------------    -------------    -------------
Net Increase (Decrease) in Net Assets
    Resulting From Operations ...............      21,343,291      (41,441,306)      29,006,602       27,433,890     (127,056,931)
                                                -------------    -------------    -------------    -------------    -------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ......................      (1,862,693)      (2,637,188)              --               --               --
      Class A Shares ........................        (269,979)        (433,855)              --               --               --
      Class B Shares ........................          (7,285)         (10,389)              --               --               --
      Class C Shares ........................         (16,247)         (38,733)              --               --               --
      Class M Shares ........................              --               --               --               --               --
   Capital Gains:
      Fiduciary Shares ......................              --               --               --               --               --
      Class A Shares ........................              --               --               --               --               --
      Class B Shares ........................              --               --               --               --               --
      Class C Shares ........................              --               --               --               --               --
      Class M Shares ........................              --               --               --               --               --
                                                -------------    -------------    -------------    -------------    -------------
   Return of Capital:
         Total Dividends and Distributions ..      (2,156,204)      (3,120,165)              --               --               --
                                                -------------    -------------    -------------    -------------    -------------
   Net Increase (Decrease) in Net
      Assets From:
      Share Transactions (4) ................     (80,535,260)       9,935,741      (37,821,926)     (30,958,842)     (59,266,369)
      Redemption Fees .......................              --               --               --               --               --
      Fair Funds Settlement (5) .............              --               --               --               --               --
                                                -------------    -------------    -------------    -------------    -------------
         Total Increase (Decrease) in Net
           Assets ...........................     (61,348,173)     (34,625,730)      (8,815,324)      (3,524,952)    (186,323,300)
                                                -------------    -------------    -------------    -------------    -------------
Net Assets:
   Beginning of Period ......................     185,599,801      220,225,531      191,962,340      195,487,292      381,810,592
                                                -------------    -------------    -------------    -------------    -------------
   End of Period ............................   $ 124,251,628    $ 185,599,801    $ 183,147,016    $ 191,962,340    $ 195,487,292
                                                =============    =============    =============    =============    =============
Undistributed Net Investment
  Income/(Accumulated Net Investment
    Loss) ....................................  $   1,102,153    $      55,034    $          --    $          --    $          --
                                                =============    =============    =============    =============    =============

                                                     SMALL CAP ADVANTAGE                 SMALL CAP VALUE
                                                             FUND                             FUND
                                                -----------------------------    ------------------------------
                                                     2010            2009             2010             2009
                                                -----------------------------    ------------------------------
Investment Activities:
   Net Investment Income (Loss) .............   $     (74,293)  $      97,611    $     652,503    $   1,493,890
   Net Realized Gain (Loss) on  Investments,
      Affiliated Funds, Foreign Currency
      Transactions, Written Option Contracts,
      Futures Contracts, Payments from
      Affiliates and Capital Gains
      Distributions Received ................       1,926,003      (8,453,689)      (7,526,496)     (26,136,516)
   Change in Unrealized Appreciation
      (Depreciation) on Investments,
      Affiliated Funds, Foreign Currency
      Transactions, Foreign Currency
      Contracts, Written Options and Futures
      Contracts .............................       3,270,830       1,132,243       24,817,284          587,678
                                                -------------   -------------    -------------    -------------
Net Increase (Decrease) in Net Assets
    Resulting From Operations ...............       5,122,540      (7,223,835)      17,943,291      (24,054,948)
                                                -------------   -------------    -------------    -------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ......................         (96,482)        (33,798)        (392,325)      (1,088,789)
      Class A Shares ........................            (600)           (454)        (413,599)        (632,045)
      Class B Shares ........................              --              --          (13,921)         (36,189)
      Class C Shares ........................              --              --          (29,210)         (66,785)
      Class M Shares ........................              --              --               --               --
   Capital Gains:
      Fiduciary Shares ......................              --              --               --         (358,268)
      Class A Shares ........................              --              --               --         (219,074)
      Class B Shares ........................              --              --               --          (27,964)
      Class C Shares ........................              --              --               --          (43,162)
      Class M Shares ........................              --              --               --               --
                                                -------------   -------------    -------------    -------------
   Return of Capital:
         Total Dividends and Distributions ..         (97,082)        (34,252)        (849,055)      (2,472,276)
                                                -------------   -------------    -------------    -------------
   Net Increase (Decrease) in Net
      Assets From:
      Share Transactions (4) ................      (3,509,495)      2,369,668      (22,904,102)     (28,022,521)
      Redemption Fees .......................              --             155            1,051            4,585
      Fair Funds Settlement (5) .............              --              --               --               --
                                                -------------   -------------    -------------    -------------
         Total Increase (Decrease) in Net
           Assets ...........................       1,515,963      (4,888,264)      (5,808,815)     (54,545,160)
                                                -------------   -------------    -------------    -------------
Net Assets:
   Beginning of Period ......................      22,398,085      27,286,349       76,195,785      130,740,945
                                                -------------   -------------    -------------    -------------
   End of Period ............................   $  23,914,048   $  22,398,085    $  70,386,970    $  76,195,785
                                                =============   =============    =============    =============
Undistributed Net Investment
  Income/(Accumulated Net Investment
    Loss) ...................................   $          --   $      96,898    $     220,960    $     417,512
                                                =============   =============    =============    =============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 143

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS OR PERIODS ENDED JULY 31, 2010 (UNLESS OTHERWISE INDICATED)

                                                                                                                  DIVERSIFIED
                                                        VALUE MOMENTUM         CAPITAL GROWTH ALLOCATION       EQUITY ALLOCATION
                                                             FUND                        FUND                        FUND
                                                ----------------------------  --------------------------  --------------------------
                                                    2010            2009           2010         2009         2010          2009
                                                ----------------------------  --------------------------  --------------------------
Investment Activities:
   Net Investment Income ....................   $   6,109,913  $   4,576,342  $    188,267  $    325,919  $     6,750  $     12,013
   Net Realized Gain (Loss) on Investments,
      Affiliated Funds, Foreign Currency
      Transactions, Written Option Contracts,
      Futures Contracts, Payments from
      Affiliates and Capital  Gains
      Distributions Received ................       9,071,167    (23,868,232)   (3,547,749)  (10,049,391)    (300,184)   (1,388,833)
   Change in Unrealized Appreciation
      (Depreciation) on Investments,
      Affiliated Funds, Foreign Currency
      Transactions, Foreign Currency
      Contracts, Written Options and Futures
      Contracts .............................      26,098,625    (59,439,324)*   8,482,645    (2,156,858)   1,089,862       639,489
                                                -------------  -------------  ------------  ------------  -----------  ------------
Net Increase (Decrease) in Net Assets
    Resulting From Operations ...............      41,279,705    (78,731,214)    5,123,163   (11,880,330)     796,428      (737,331)
                                                -------------  -------------  ------------  ------------  -----------  ------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ......................      (2,884,929)    (4,177,339)       (2,035)       (2,256)        (182)          (69)
      Class A Shares ........................        (733,393)      (327,044)     (187,322)     (305,266)      (9,513)       (6,063)
      Class B Shares ........................         (15,094)       (24,679)           --            --           --            --
      Class C Shares ........................         (10,088)       (11,628)      (47,557)           --       (2,010)         (158)
   Capital Gains:
      Fiduciary Shares ......................              --    (17,138,714)           --       (11,713)          --          (354)
      Class A Shares ........................              --     (1,227,539)           --    (2,141,795)          --       (43,881)
      Class B Shares ........................              --       (177,864)           --            --           --            --
      Class C Shares ........................              --        (74,372)           --    (1,161,096)          --       (41,763)
                                                -------------  -------------  ------------  ------------  -----------  ------------
   Return of Capital:
         Total Dividends and Distributions ..      (3,643,504)   (23,159,179)     (236,914)   (3,622,126)     (11,705)      (92,288)
                                                -------------  -------------  ------------  ------------  -----------  ------------
   Net Increase (Decrease) in Net
      Assets From:
      Share Transactions (2) ................     (45,061,793)    57,036,489    (3,101,568)   (7,530,595)     920,905     1,634,483
                                                -------------  -------------  ------------  ------------  -----------  ------------
         Total Increase (Decrease) in Net
            Assets ..........................      (7,425,592)   (44,853,904)    1,784,681   (23,033,051)   1,705,628       804,864
                                                -------------  -------------  ------------  ------------  -----------  ------------
Net Assets:
   Beginning of Period ......................     313,706,500    358,560,404    38,060,080    61,093,131    5,804,659     4,999,795
                                                -------------  -------------  ------------  ------------  -----------  ------------
   End of Period ............................   $ 306,280,908  $ 313,706,500  $ 39,844,761  $ 38,060,080  $ 7,510,287  $  5,804,659
                                                =============  =============  ============  ============  ===========  ============
Undistributed Net Investment
   Income/(Accumulated Net Investment
    Loss) ...................................   $   2,527,968  $      61,606  $     32,115  $     80,762  $     6,248  $     11,203
                                                =============  =============  ============  ============  ===========  ============

Amounts designated as "--" are either not applicable or less than $1.00.

* Change in unrealized appreciation (depreciation) does not include unrealized appreciation (depreciation) in connection with the Reorganization (see Note 9 in the notes to financial statements).

(1)   Class C Shares resumed operations on December 4, 2009.

(2) For details on share transaction by class, see statements of changes in net assets - capital stock activity on pages 148 - 161.

        The accompanying notes are an integral part of the financial statements.

144 HIGHMARK(R) FUNDS

                                                              GROWTH &
                                                         INCOME ALLOCATION       INCOME PLUS ALLOCATION             BOND
                                                                FUND                      FUND                      FUND
                                                     -------------------------  -----------------------  --------------------------
                                                        2010          2009          2010        2009         2010          2009
                                                     -------------------------  -----------------------  --------------------------
Investment Activities:
   Net Investment Income .........................   $   401,824  $    588,242  $   219,240  $  184,454  $ 14,683,027  $ 15,383,836
   Net Realized Gain (Loss) on Investments,
      Affiliated Funds, Foreign Currency
      Transactions, Written Option Contracts,
      Futures Contracts, Payments from
      Affiliates and Capital Gains
      Distributions Received .....................    (1,583,273)  (11,271,066)     466,506  (1,598,154)    4,420,896     1,271,467
   Change in Unrealized Appreciation
      (Depreciation) on Investments,
      Affiliated Funds, Foreign Currency
      Transactions, Foreign Currency
      Contracts, Written Options and Futures
      Contracts ..................................     5,842,837     1,824,428      429,549   1,262,619    15,381,721     7,271,133
                                                     -----------  ------------  -----------  ----------  ------------  ------------
Net Increase (Decrease) in Net Assets
   Resulting From Operations .....................     4,661,388    (8,858,396)   1,115,295    (151,081)   34,485,644    23,926,436
                                                     -----------  ------------  -----------  ----------  ------------  ------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ...........................        (1,949)       (1,923)      (4,562)     (3,225)  (13,688,181)  (14,125,468)
      Class A Shares .............................      (331,804)     (428,603)    (143,402)   (130,405)   (1,055,075)   (1,220,692)
      Class B Shares .............................            --            --           --          --       (69,625)     (134,120)
      Class C Shares .............................      (110,753)     (148,251)     (57,376)    (56,245)      (94,383)      (18,089)
   Capital Gains:
      Fiduciary Shares ...........................            --        (6,583)          --      (3,253)           --            --
      Class A Shares .............................            --    (1,663,271)          --    (159,945)           --            --
      Class B Shares .............................            --            --           --          --            --            --
      Class C Shares .............................            --      (932,511)          --    (102,692)           --            --
                                                     -----------  ------------  -----------  ----------  ------------  ------------
   Return of Capital:
         Total Dividends and Distributions .......      (444,506)   (3,181,142)    (205,340)   (455,765)  (14,907,264)  (15,498,369)
                                                     -----------  ------------  -----------  ----------  ------------  ------------
   Net Increase (Decrease) in Net Assets From:
      Share Transactions (2) .....................        95,438    (6,992,871)   5,018,238   1,875,947    11,362,016   (54,574,279)
                                                     -----------  ------------  -----------  ----------  ------------  ------------
         Total Increase (Decrease) in Net
            Assets ...............................     4,312,320   (19,032,409)   5,928,193   1,269,101    30,940,396   (46,146,212)
                                                     -----------  ------------  -----------  ----------  ------------  ------------
Net Assets:
   Beginning of Period ...........................    38,935,496    57,967,905    9,786,758   8,517,657   333,838,069   379,984,281
                                                     -----------  ------------  -----------  ----------  ------------  ------------
   End of Period .................................   $43,247,816  $ 38,935,496  $15,714,951  $9,786,758  $364,778,465  $333,838,069
                                                     ===========  ============  ===========  ==========  ============  ============
Undistributed Net Investment
   Income/(Accumulated Net Investment Loss) ......   $    62,168  $    104,850  $    26,677  $   12,777  $    235,062  $    344,350
                                                     ===========  ============  ===========  ==========  ============  ============

                                                         CALIFORNIA INTERMEDIATE            NATIONAL INTERMEDIATE
                                                           TAX-FREE BOND FUND                TAX-FREE BOND FUND
                                                     ------------------------------    ------------------------------
                                                         2010             2009            2010(1)           2009
                                                     ------------------------------    ------------------------------
Investment Activities:
   Net Investment Income .........................   $   5,343,670    $   4,498,923    $   2,914,872    $   2,569,580
   Net Realized Gain (Loss) on Investments,
      Affiliated Funds, Foreign Currency
      Transactions, Written Option Contracts,
      Futures Contracts, Payments from
      Affiliates and Capital Gains
      Distributions Received .....................              34          274,550           10,186               --
   Change in Unrealized Appreciation
      (Depreciation) on Investments,
      Affiliated Funds, Foreign Currency
      Transactions, Foreign Currency
      Contracts, Written Options and Futures
      Contracts ..................................       3,719,978        2,750,979        2,398,839        1,729,714
                                                     -------------    -------------    -------------    -------------
Net Increase (Decrease) in Net Assets
   Resulting From Operations .....................       9,063,682        7,524,452        5,323,897        4,299,294
                                                     -------------    -------------    -------------    -------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ...........................      (3,319,982)      (3,175,821)      (2,278,065)      (2,214,137)
      Class A Shares .............................      (1,744,847)      (1,193,610)        (607,623)        (355,881)
      Class B Shares .............................         (24,470)         (59,137)              --               --
      Class C Shares .............................        (242,758)         (72,978)         (17,674)              --
   Capital Gains:
      Fiduciary Shares ...........................        (169,020)        (162,406)              --          (49,824)
      Class A Shares .............................         (90,864)         (64,023)              --           (7,274)
      Class B Shares .............................          (2,029)          (4,624)              --               --
      Class C Shares .............................         (14,001)          (3,338)              --               --
                                                     -------------    -------------    -------------    -------------
   Return of Capital:
         Total Dividends and Distributions .......      (5,607,971)      (4,735,937)      (2,903,362)      (2,627,116)
                                                     -------------    -------------    -------------    -------------
   Net Increase (Decrease) in Net Assets From:
      Share Transactions (2) .....................      48,745,858       25,878,331        9,113,103       22,622,195
                                                     -------------    -------------    -------------    -------------
         Total Increase (Decrease) in Net
            Assets ...............................      52,201,569       28,666,846       11,533,638       24,294,373
                                                     -------------    -------------    -------------    -------------
Net Assets:
   Beginning of Period ...........................     151,811,746      123,144,900       94,284,595       69,990,222
                                                     -------------    -------------    -------------    -------------
   End of Period .................................   $ 204,013,315    $ 151,811,746    $ 105,818,233    $  94,284,595
                                                     =============    =============    =============    =============
Undistributed Net Investment
   Income/(Accumulated Net Investment Loss) ......   $      27,760    $      17,503    $      26,106    $      18,080
                                                     =============    =============    =============    =============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 145

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS OR PERIODS ENDED JULY 31, 2010 (UNLESS OTHERWISE INDICATED)

                                                             SHORT TERM BOND                            WISCONSIN
                                                                   FUND                              TAX-EXEMPT FUND
                                                       ----------------------------   ---------------------------------------------
                                                           2010            2009           2010           2009(1)         2008(2)
                                                       ----------------------------   ---------------------------------------------
Investment Activities:
   Net Investment Income ...........................   $   2,350,051   $  1,994,635   $   5,281,965   $   4,063,602   $   5,892,362
   Net Realized Gain (Loss) on Investments,
      Affiliated Funds, Foreign Currency
      Transactions, Written Option Contracts,
      Futures Contracts, Payments from Affiliates
      and Capital Gains Distributions Received .....         122,909       (253,064)        396,712        (210,792)         39,356
   Change in Unrealized Appreciation (Depreciation)
      on Investments, Affiliated Funds, Foreign
      Currency Transactions, Foreign Currency
      Contracts, Written Options and Futures
      Contracts ....................................       1,031,230        792,628       5,855,281       7,654,037     (12,206,254)
                                                       -------------   ------------   -------------   -------------   -------------
Net Increase (Decrease) in Net Assets Resulting
   From Operations .................................       3,504,190      2,534,199      11,533,958       1,506,847      (6,274,536)
                                                       -------------   ------------   -------------   -------------   -------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares .............................      (1,833,809)    (1,855,111)             --              --              --
      Class A Shares ...............................        (454,749)      (105,388)     (5,009,291)     (3,757,517)     (5,633,475)
      Class B Shares ...............................              --             --         (84,091)        (65,313)        (99,941)
      Class C Shares ...............................        (214,811)       (28,366)       (231,262)       (126,320)       (184,398)
                                                       -------------   ------------   -------------   -------------   -------------
         Total Dividends and Distributions .........      (2,503,369)    (1,988,865)     (5,324,644)     (3,949,150)     (5,917,814)
                                                       -------------   ------------   -------------   -------------   -------------
   Net Increase (Decrease) in Net Assets From:
   Share Transactions (3) ..........................      46,284,631      9,846,615       3,562,948     (10,471,651)     (3,047,367)
                                                       -------------   ------------   -------------   -------------   -------------
         Total Increase (Decrease) in Net Assets ...      47,285,452     10,391,949       9,772,262      (2,913,954)    (15,239,717)
                                                       -------------   ------------   -------------   -------------   -------------
   Net Assets:
      Beginning of Period ..........................      63,982,866     53,590,917     149,947,765     152,861,719     168,101,436
                                                       -------------   ------------   -------------   -------------   -------------
      End of Period ................................   $ 111,268,318   $ 63,982,866   $ 159,720,027   $ 149,947,765   $ 152,861,719
                                                       -------------   ------------   -------------   -------------   -------------
Undistributed Net Investment Income/(Accumulated
   Net Investment Loss) ............................   $      15,737   $     18,139   $      58,804   $      96,874   $     (17,578)
                                                       =============   ============   =============   =============   =============

Amounts designated as "--" are either not applicable or less than $1.00.

(1) For the nine months ended July 31, 2009, (see Note 9 in the notes to financial statements for details of the Reorganization.)

(2)   For the year ended October 31.

(3) For details on share transaction by class, see statement of changes in net assets - capital stock activity on pages 148 - 161.

        The accompanying notes are an integral part of the financial statements.

146 HIGHMARK(R) FUNDS

                      This Page Left Blank Intentionally.

                                                           HIGHMARK(R) FUNDS 147

STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY
FOR THE YEARS OR PERIODS ENDED JULY 31 (UNLESS OTHERWISE INDICATED)

                                                                              BALANCED FUND
                                                          -----------------------------------------------------
                                                                    2010                        2009
                                                            SHARES       DOLLARS        SHARES       DOLLARS
                                                          -----------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued .....................      190,125   $  2,348,826      224,342   $  2,337,249
      Reinvestment of Dividends and Distributions .....       19,915        244,672       33,727        344,488
      Cost of Shares Redeemed .........................     (297,254)    (3,623,346)    (543,137)    (5,681,321)
                                                          ----------   ------------   ----------   ------------
         Total Fiduciary Share Transactions ...........      (87,214)    (1,029,848)    (285,068)    (2,999,584)
                                                          ----------   ------------   ----------   ------------
   Class A Shares:
      Proceeds from Shares Issued .....................       94,813      1,178,505      319,172      3,075,121
      Reinvestment of Dividends and Distributions .....        4,424         54,301        7,676         77,923
      Cost of Shares Redeemed .........................      (47,879)      (588,062)    (391,002)    (3,859,955)
                                                          ----------   ------------   ----------   ------------
         Total Class A Share Transactions .............       51,358        644,744      (64,154)      (706,911)
                                                          ----------   ------------   ----------   ------------
   Class B Shares:
      Proceeds from Shares Issued .....................       19,472        241,656           --             --
      Reinvestment of Dividends and Distributions .....          209          2,558          934          9,484
      Cost of Shares Redeemed .........................      (31,679)      (393,892)     (55,983)      (576,374)
                                                          ----------   ------------   ----------   ------------
         Total Class B Share Transactions .............      (11,998)      (149,678)     (55,049)      (566,890)
                                                          ----------   ------------   ----------   ------------
   Class C Shares:
      Proceeds from Shares Issued .....................       18,985        234,788        8,872         85,071
      Reinvestment of Dividends and Distributions .....          164          1,999          365          3,679
      Cost of Shares Redeemed .........................       (7,870)       (96,917)      (9,405)       (93,580)
                                                          ----------   ------------   ----------   ------------
         Total Class C Share Transactions .............       11,279        139,870         (168)        (4,830)
                                                          ----------   ------------   ----------   ------------
   Class M Shares:
      Proceeds from Shares Issued .....................           --             --           --             --
      Reinvestment of Dividends and Distributions .....           --             --           --             --
      Cost of Shares Redeemed .........................           --             --           --             --
                                                          ----------   ------------   ----------   ------------
         Total Class M Share Transactions .............           --             --           --             --
                                                          ----------   ------------   ----------   ------------
      Net Decrease from Capital Stock Activity ........      (36,575)  $   (394,912)    (404,439)  $ (4,278,215)
                                                          ==========   ============   ==========   ============

                                                                            COGNITIVE VALUE FUND
                                                          -------------------------------------------------------
                                                                    2010                        2009
                                                            SHARES        DOLLARS        SHARES        DOLLARS
                                                          -------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued .....................      155,302   $   1,262,448      125,403   $     912,850
      Reinvestment of Dividends and Distributions .....        1,819          15,500        2,891          20,119
      Cost of Shares Redeemed .........................     (152,405)     (1,384,099)    (119,057)       (905,623)
                                                          ----------   -------------   ----------   -------------
         Total Fiduciary Share Transactions ...........        4,716        (106,151)       9,237          27,346
                                                          ----------   -------------   ----------   -------------
   Class A Shares:
      Proceeds from Shares Issued .....................       36,911         325,652       22,608         156,970
      Reinvestment of Dividends and Distributions .....          326           2,792           83             584
      Cost of Shares Redeemed .........................       (9,602)        (87,308)     (30,429)       (221,817)
                                                          ----------   -------------   ----------   -------------
         Total Class A Share Transactions .............       27,635         241,136       (7,738)        (64,263)
                                                          ----------   -------------   ----------   -------------
   Class B Shares:
      Proceeds from Shares Issued .....................           --              --           --              --
      Reinvestment of Dividends and Distributions .....           --              --           --              --
      Cost of Shares Redeemed .........................           --              --           --              --
                                                          ----------   -------------   ----------   -------------
         Total Class B Share Transactions .............           --              --           --              --
                                                          ----------   -------------   ----------   -------------
   Class C Shares:
      Proceeds from Shares Issued .....................       13,975         119,610       48,783         350,998
      Reinvestment of Dividends and Distributions .....          149           1,244          183           1,252
      Cost of Shares Redeemed .........................      (10,870)        (97,611)        (147)         (1,014)
                                                          ----------   -------------   ----------   -------------
         Total Class C Share Transactions .............        3,254          23,243       48,819         351,236
                                                          ----------   -------------   ----------   -------------
   Class M Shares:
      Proceeds from Shares Issued .....................      300,051       2,620,564    2,372,211      19,471,930
      Reinvestment of Dividends and Distributions .....       54,209         461,856       95,628         664,618
      Cost of Shares Redeemed .........................   (1,447,057)    (12,650,536)  (2,796,394)    (19,862,786)
                                                          ----------   -------------   ----------   -------------
         Total Class M Share Transactions .............   (1,092,797)     (9,568,116)    (328,555)        273,762
                                                          ----------   -------------   ----------   -------------
      Net Decrease from Capital Stock Activity ........   (1,057,192)  $  (9,409,888)    (278,237)  $     588,081
                                                          ==========   =============   ==========   =============

Amounts designated as "--" are either $0 or have been rounded to $0.

        The accompanying notes are an integral part of the financial statements.

148 HIGHMARK(R) FUNDS

                                                                              CORE EQUITY FUND
                                                          -------------------------------------------------------
                                                                    2010                        2009
                                                            SHARES        DOLLARS        SHARES       DOLLARS
                                                          -------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued .....................      600,079   $   4,331,484    1,628,250   $   9,296,806
      Reinvestment of Dividends and Distributions .....       38,237         274,898       81,165         465,821
      Cost of Shares Redeemed .........................   (2,420,542)    (17,309,113)  (4,066,093)    (26,225,255)
                                                          ----------   -------------   ----------   -------------
         Total Fiduciary Share Transactions ...........   (1,782,226)    (12,702,731)  (2,356,678)    (16,462,628)
                                                          ----------   -------------   ----------   -------------
   Class A Shares:
      Proceeds from Shares Issued .....................       99,094         722,925      294,032       1,781,324
      Reinvestment of Dividends and Distributions .....        2,543          18,295        5,580          32,380
      Cost of Shares Redeemed .........................      (50,295)       (367,373)    (405,426)     (2,291,029)
                                                          ----------   -------------   ----------   -------------
         Total Class A Share Transactions .............       51,342         373,847     (105,814)       (477,325)
                                                          ----------   -------------   ----------   -------------
   Class B Shares:
      Proceeds from Shares Issued .....................       20,019         144,738           --              --
      Reinvestment of Dividends and Distributions .....          244           1,692        2,272          12,688
      Cost of Shares Redeemed .........................     (100,741)       (717,645)     (94,230)       (539,310)
                                                          ----------   -------------   ----------   -------------
         Total Class B Share Transactions .............      (80,478)       (571,215)     (91,958)       (526,622)
                                                          ----------   -------------   ----------   -------------
   Class C Shares:
      Proceeds from Shares Issued .....................        5,622          39,615      277,675       1,426,584
      Reinvestment of Dividends and Distributions .....          147           1,023        1,342           7,386
      Cost of Shares Redeemed .........................      (14,846)       (102,877)    (291,087)     (1,581,700)
                                                          ----------   -------------   ----------   -------------
         Total Class C Share Transactions .............       (9,077)        (62,239)     (12,070)       (147,730)
                                                          ----------   -------------   ----------   -------------
   Class M Shares:
      Proceeds from Shares Issued .....................           --              --           --              --
      Reinvestment of Dividends and Distributions .....           --              --           --              --
      Cost of Shares Redeemed .........................           --              --           --              --
                                                          ----------   -------------   ----------   -------------
         Total Class M Share Transactions .............           --              --           --              --
                                                          ----------   -------------   ----------   -------------
      Net Decrease from Capital Stock Activity ........   (1,820,439)  $ (12,962,338)  (2,566,520)  $ (17,614,305)
                                                          ==========   =============   ==========   =============

                                                                           ENHANCED GROWTH FUND
                                                          -------------------------------------------------------
                                                                    2010                         2009
                                                            SHARES        DOLLARS        SHARES       DOLLARS
                                                          -------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued .....................      142,824   $   1,269,119      274,837   $   1,987,874
      Reinvestment of Dividends and Distributions .....           65             606           --              --
      Cost of Shares Redeemed .........................     (207,977)     (1,866,375)    (206,217)     (1,387,518)
                                                          ----------   -------------   ----------   -------------
         Total Fiduciary Share Transactions ...........      (65,088)       (596,650)      68,620         600,356
                                                          ----------   -------------   ----------   -------------
   Class A Shares:
      Proceeds from Shares Issued .....................      305,773       2,800,369      100,303         690,451
      Reinvestment of Dividends and Distributions .....            9              83           --              --
      Cost of Shares Redeemed .........................     (164,217)     (1,511,394)     (61,689)       (452,329)
                                                          ----------   -------------   ----------   -------------
         Total Class A Share Transactions .............      141,565       1,289,058       38,614         238,122
                                                          ----------   -------------   ----------   -------------
   Class B Shares:
      Proceeds from Shares Issued .....................           --              --           --              --
      Reinvestment of Dividends and Distributions .....           --              --           --              --
      Cost of Shares Redeemed .........................           --              --           --              --
                                                          ----------   -------------   ----------   -------------
         Total Class B Share Transactions .............           --              --           --              --
                                                          ----------   -------------   ----------   -------------
   Class C Shares:
      Proceeds from Shares Issued .....................       11,168          92,399        1,926          11,237
      Reinvestment of Dividends and Distributions .....           --               2           --              --
      Cost of Shares Redeemed .........................       (6,439)        (56,484)     (18,136)       (123,618)
                                                          ----------   -------------   ----------   -------------
         Total Class C Share Transactions .............        4,729          35,917      (16,210)       (112,381)
                                                          ----------   -------------   ----------   -------------
   Class M Shares:
      Proceeds from Shares Issued .....................      277,982       2,494,622    1,339,593       9,001,666
      Reinvestment of Dividends and Distributions .....        9,093          84,199           --              --
      Cost of Shares Redeemed .........................   (1,445,795)    (12,661,998)  (6,391,063)    (41,735,646)
                                                          ----------   -------------   ----------   -------------
         Total Class M Share Transactions .............   (1,158,720)    (10,083,177)  (5,051,470)    (32,733,980
                                                          ----------   -------------   ----------   -------------
      Net Decrease from Capital Stock Activity ........   (1,077,514)  $  (9,354,852)  (4,960,446)  $ (32,007,883)
                                                          ==========   =============   ==========   =============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 149

STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY
FOR THE YEARS OR PERIODS ENDED JULY 31 (UNLESS OTHERWISE INDICATED)

                                                                                   EQUITY INCOME FUND
                                                       ---------------------------------------------------------------------------
                                                                2010                    2009(1)                   2008(2)
                                                        SHARES      DOLLARS      SHARES      DOLLARS       SHARES       DOLLARS
                                                       ---------------------------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ..................      1,165   $     9,347     10,885   $    75,000           --   $         --
      Reinvestment of Dividends and Distributions ..          9            74         --            --           --             --
      Cost of Shares Redeemed ......................         --            --         --            --           --             --
      Transfer to Class A ..........................    (10,885)      (74,904)        --            --           --             --
                                                       --------   -----------   --------   -----------   ----------   ------------
         Total Fiduciary Share Transactions ........     (9,711)      (65,483)    10,885        75,000           --             --
                                                       --------   -----------   --------   -----------   ----------   ------------
   Class A Shares:
      Proceeds from Shares Issued ..................    112,276       883,860    288,140     1,546,137      325,034      3,291,231
      Transfer from Fiduciary Shares ...............     10,885        74,904         --            --           --             --
      Reinvestment of Dividends and Distributions ..     31,237       245,221     39,454       246,268      111,652      1,165,283
      Cost of Shares Redeemed ......................   (580,701)   (4,476,212)  (459,643)   (2,679,212)  (1,044,363)   (10,647,331)
      Converted from Class R (Note 9) ..............         --            --     17,555       115,883           --             --
                                                       --------   -----------   --------   -----------   ----------   ------------
         Total Class A Share Transactions ..........   (426,303)   (3,272,227)  (114,494)     (770,924)    (607,677)    (6,190,817)
                                                       --------   -----------   --------   -----------   ----------   ------------
   Class B Shares:
      Proceeds from Shares Issued ..................      3,644        28,861     35,000       199,706       38,855        405,645
      Reinvestment of Dividends and Distributions ..      4,494        35,434      5,966        36,954       28,311        298,967
      Cost of Shares Redeemed ......................   (113,992)     (892,257)  (130,338)     (813,500)    (361,707)    (3,590,223)
                                                       --------   -----------   --------   -----------   ----------   ------------
         Total Class B Share Transactions ..........   (105,854)     (827,962)   (89,372)     (576,840)    (294,541)    (2,885,611)
                                                       --------   -----------   --------   -----------   ----------   ------------
   Class C Shares:
      Proceeds from Shares Issued ..................      8,614        69,103     27,611       158,843       80,295        796,562
      Reinvestment of Dividends and Distributions ..      5,103        39,930      8,040        49,887       28,459        298,124
      Cost of Shares Redeemed ......................   (142,522)   (1,089,617)  (181,054)   (1,135,280)    (155,358)    (1,528,619)
                                                       --------   -----------   --------   -----------   ----------   ------------
         Total Class C Share Transactions ..........   (128,805)     (980,584)  (145,403)     (926,550)     (46,604)      (433,933)
                                                       --------   -----------   --------   -----------   ----------   ------------
   Class R Shares:
      Proceeds from Shares Issued ..................         --            --      5,188        31,563        6,495         62,932
      Reinvestment of Dividends and Distributions ..         --            --        389         2,440          648          6,749
      Cost of Shares Redeemed ......................         --            --       (498)       (3,045)      (4,112)       (38,259)
      Converted to Class A Shares (Note 9) .........         --            --    (17,598)     (115,883)          --             --
                                                       --------   -----------   --------   -----------   ----------   ------------
         Total Class R Share Transactions ..........         --            --    (12,519)      (84,925)       3,031         31,422
                                                       --------   -----------   --------   -----------   ----------   ------------
      Net Increase (Decrease) from Capital Stock
        Activity ...................................   (670,673)  $(5,146,256)  (350,903)  $(2,284,239)    (945,791)  $ (9,478,939)
                                                       ========   ===========   ========   ===========   ==========   ============

Amounts designated as "--" are either $0 or have been rounded to $0.

(1) For the nine months ended July 31, 2009, (see Note 9 in the notes to financial statements for details of the Reorganization.)

(2)   For the year ended October 31.

(3)   Commenced operations on August 1, 2008.

        The accompanying notes are an integral part of the financial statements.

150 HIGHMARK(R) FUNDS

                                                                                FUNDAMENTAL EQUITY FUND
                                                                    -----------------------------------------------
                                                                             2010                   2009(3)
                                                                     SHARES      DOLLARS      SHARES      DOLLARS
                                                                    -----------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ...............................    297,275   $ 5,295,068    908,445   $16,577,201
      Reinvestment of Dividends and Distributions ...............      2,625        47,886      3,591        49,156
      Cost of Shares Redeemed ...................................   (141,278)   (2,528,089)  (208,518)   (3,032,021)
      Transfer to Class A .......................................         --            --         --            --
                                                                    --------   -----------   --------   -----------
         Total Fiduciary Share Transactions .....................    158,622     2,814,865    703,518    13,594,336
                                                                    --------   -----------   --------   -----------
   Class A Shares:
      Proceeds from Shares Issued ...............................        165         2,730        163         2,250
      Transfer from Fiduciary Shares ............................         --            --         --            --
      Reinvestment of Dividends and Distributions ...............          1            11         --            --
      Cost of Shares Redeemed ...................................        (39)         (665)        --            --
      Converted from Class R (Note 9) ...........................         --            --         --            --
                                                                    --------   -----------   --------   -----------
         Total Class A Share Transactions .......................        127         2,076        163         2,250
                                                                    --------   -----------   --------   -----------
   Class B Shares:
      Proceeds from Shares Issued ...............................         --            --         --            --
      Reinvestment of Dividends and Distributions ...............         --            --         --            --
      Cost of Shares Redeemed ...................................         --            --         --            --
                                                                    --------   -----------   --------   -----------
         Total Class B Share Transactions .......................         --            --         --            --
                                                                    --------   -----------   --------   -----------
   Class C Shares:
      Proceeds from Shares Issued ...............................        898        16,448          1            20
      Reinvestment of Dividends and Distributions ...............          1            19         --            --
      Cost of Shares Redeemed ...................................       (244)       (4,377)        --            --
                                                                    --------   -----------   --------   -----------
         Total Class C Share Transactions .......................        655        12,090          1            20
                                                                    --------   -----------   --------   -----------
   Class R Shares:
      Proceeds from Shares Issued ...............................         --            --         --            --
      Reinvestment of Dividends and Distributions ...............         --            --         --            --
      Cost of Shares Redeemed ...................................         --            --         --            --
      Converted to Class A Shares (Note 9) ......................         --            --         --            --
                                                                    --------   -----------   --------   -----------
         Total Class R Share Transactions .......................         --            --         --            --
                                                                    --------   -----------   --------   -----------
      Net Increase (Decrease) from Capital Stock Activity .......    159,404   $ 2,829,031    703,682   $13,596,606
                                                                    ========   ===========   ========   ===========

                                                                             GENEVA MID CAP GROWTH FUND
                                                  ---------------------------------------------------------------------------------
                                                            2010                       2009(1)                      2008(2)
                                                    SHARES       DOLLARS        SHARES        DOLLARS       SHARES       DOLLARS
                                                  ---------------------------------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued .............    1,063,746   $ 18,037,809       96,965   $  1,427,858           --   $         --
      Reinvestment of Dividends and
        Distributions .........................           --             --           --             --           --             --
      Cost of Shares Redeemed .................      (71,522)    (1,283,574)          --             --           --             --
      Transfer to Class A .....................           --             --           --             --           --             --
                                                  ----------   ------------   ----------   ------------   ----------   ------------
         Total Fiduciary Share Transactions ...      992,224     16,754,235       96,965      1,427,858           --             --
                                                  ----------   ------------   ----------   ------------   ----------   ------------
   Class A Shares:
      Proceeds from Shares Issued .............    3,052,834     51,229,685    3,653,777     44,843,668    3,255,151     59,027,179
      Transfer from Fiduciary Shares ..........           --             --           --             --           --             --
      Reinvestment of Dividends and
        Distributions .........................           --             --           --             --      521,214    10,387,789
      Cost of Shares Redeemed .................   (3,071,020)   (51,710,749)  (3,637,875)   (44,872,000)  (3,681,870)   (66,688,185)
      Converted from Class R (Note 9) .........           --             --       70,018      1,008,570           --             --
                                                  ----------   ------------   ----------   ------------   ----------   ------------
         Total Class A Share Transactions .....      (18,186)      (481,064)      85,920        980,238       94,495      2,726,783
                                                  ----------   ------------   ----------   ------------   ----------   ------------
   Class B Shares:
      Proceeds from Shares Issued .............        6,456        100,681       34,914        390,252       57,061        994,426
      Reinvestment of Dividends and
        Distributions .........................           --             --           --             --       46,594        866,642
      Cost of Shares Redeemed .................     (163,704)    (2,553,951)    (148,997)    (1,712,309)    (316,427)    (5,373,474)
                                                  ----------   ------------   ----------   ------------   ----------   ------------
         Total Class B Share Transactions .....     (157,248)    (2,453,270)    (114,083)    (1,322,057)    (212,772)    (3,512,406)
                                                  ----------   ------------   ----------   ------------   ----------   ------------
   Class C Shares:
      Proceeds from Shares Issued .............      246,143      3,835,951      146,026      1,788,750      212,465      3,638,755
      Reinvestment of Dividends and
        Distributions .........................           --             --           --             --       62,216      1,171,537
      Cost of Shares Redeemed .................     (157,964)    (2,497,862)    (234,954)    (2,695,961)    (191,432)    (3,205,654)
                                                  ----------   ------------   ----------   ------------   ----------   ------------
         Total Class C Share Transactions .....       88,179      1,338,089      (88,928)      (907,211)      83,249      1,604,638
                                                  ----------   ------------   ----------   ------------   ----------   ------------
   Class R Shares:
      Proceeds from Shares Issued .............           --             --       23,051        273,244       14,873        265,381
      Reinvestment of Dividends and
        Distributions .........................           --             --           --             --        3,934         77,459
      Cost of Shares Redeemed .................           --             --       (7,828)       (95,158)     (28,621)      (515,026)
      Converted to Class A Shares (Note 9) ....           --             --      (71,333)    (1,008,570)          --             --
                                                  ----------   ------------   ----------   ------------   ----------   ------------
         Total Class R Share Transactions .....           --             --      (56,110)      (830,484)      (9,814)      (172,186)
                                                  ----------   ------------   ----------   ------------   ----------   ------------
      Net Increase (Decrease) from Capital
        Stock Activity ........................      904,969   $ 15,157,990      (76,236)  $   (651,656)     (44,842)  $    646,829
                                                  ==========   ============   ==========   ============   ==========   ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 151

STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY
FOR THE YEARS OR PERIODS ENDED JULY 31 (UNLESS OTHERWISE INDICATED)

                                           GENEVA SMALL CAP GROWTH FUND                  INTERNATIONAL OPPORTUNITIES FUND
                                   ------------------------------------------  ----------------------------------------------------
                                           2010                 2009(1)                  2010                      2009
                                    SHARES    DOLLARS     SHARES    DOLLARS      SHARES      DOLLARS       SHARES       DOLLARS
                                   ------------------------------------------  ----------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares
         Issued .................  189,403  $ 4,337,162   77,193  $ 1,512,890   3,760,312  $ 23,813,144   3,524,287  $  19,507,507
      Reinvestment of Dividends
         and Distributions ......       --           --       --           --     113,810       729,525     373,176      1,888,871
      Cost of Shares Redeemed ...  (10,902)    (242,021)      (5)        (100) (1,971,883)  (12,616,751) (4,812,790)   (25,872,364)
                                   -------  -----------  -------  -----------  ----------  ------------  ----------  -------------
         Total Fiduciary Share
           Transactions .........  178,501    4,095,141   77,188    1,512,790   1,902,239    11,925,918    (915,327)    (4,475,986)
                                   -------  -----------  -------  -----------  ----------  ------------  ----------  -------------
   Class A Shares:
      Proceeds from Shares
         Issued .................   44,423    1,054,768   96,049    1,920,781     350,341     2,242,538     491,491      2,772,413
      Subscriptions from
         Reorganizations Class A
         (Note 9) ...............       --           --       --           --          --            --          --             --
      Subscriptions from
         Reorganizations Class R
         (Note 9) ...............       --           --       --           --          --            --          --             --
      Reinvestment of Dividends
         and Distributions ......       --           --       --           --      35,328       226,098      79,216        399,418
      Cost of Shares Redeemed ...   (8,420)    (209,691)      (5)         (95)   (998,450)   (6,357,947) (1,002,133)    (5,700,750)
                                   -------  -----------  -------  -----------  ----------  ------------  ----------  -------------
         Total Class A Share
           Transactions .........   36,003      845,077   96,044    1,920,686    (612,781)   (3,889,311)   (431,426)    (2,528,919)
                                   -------  -----------  -------  -----------  ----------  ------------  ----------  -------------
   Class B Shares:
      Proceeds from Shares
         Issued .................       --           --       --           --          --            --          --             --
      Subscriptions from
         Reorganizations Class B
         (Note 9) ...............       --           --       --           --          --            --          --             --
      Reinvestment of Dividends
         and Distributions ......       --           --       --           --          --            --          --             --
      Cost of Shares Redeemed ...       --           --       --           --          --            --          --             --
                                   -------  -----------  -------  -----------  ----------  ------------  ----------  -------------
         Total Class B Share
           Transactions .........       --           --       --           --          --            --          --             --
                                   -------  -----------  -------  -----------  ----------  ------------  ----------  -------------
   Class C Shares:
      Proceeds from Shares
         Issued .................   10,681      248,815    1,758       34,419      61,757       384,258     100,452        576,082
      Subscriptions from
         Reorganizations Class C
         (Note 9) ...............       --           --       --           --          --            --          --             --
      Reinvestment of Dividends
         and Distributions ......       --           --       --           --       3,892        24,789      17,243         85,957
      Cost of Shares Redeemed ...   (1,711)     (37,515)      (5)        (100)   (124,689)     (783,287)   (291,524)    (1,551,601)
                                   -------  -----------  -------  -----------  ----------  ------------  ----------  -------------
         Total Class C Share
           Transactions .........    8,970      211,300    1,753       34,319     (59,040)     (374,240)   (173,829)      (889,562)
                                   -------  -----------  -------  -----------  ----------  ------------  ----------  -------------
      Class M Shares:
      Proceeds from Shares
         Issued .................       --           --       --           --   1,043,818     6,586,676   1,905,581     10,694,314
      Reinvestment of Dividends
         and Distributions ......       --           --       --           --     399,678     2,561,935     996,795      5,046,039
      Cost of Shares Redeemed ...       --           --       --           --  (2,776,194)  (17,854,670) (7,969,797)   (41,690,331)
                                   -------  -----------  -------  -----------  ----------  ------------  ----------  -------------
         Total Class M Share
           Transactions .........       --           --       --           --  (1,332,698)   (8,706,059) (5,067,421)   (25,949,978)
                                   -------  -----------  -------  -----------  ----------  ------------  ----------  -------------
      Net Increase (Decrease)
         from Capital Stock
         Activity ...............  223,474  $ 5,151,518  174,985  $ 3,467,795    (102,280) $ (1,043,692) (6,588,003) $ (33,844,445)
                                   =======  ===========  =======  ===========  ==========  ============  ==========  =============

Amounts designated as "--" are either $0 or have been rounded to $0.

(1)   Commenced operations on June 12, 2009.

        The accompanying notes are an integral part of the financial statements.

152 HIGHMARK(R) FUNDS

                                          LARGE CAP GROWTH FUND                                  LARGE CAP VALUE FUND
                            --------------------------------------------------  ---------------------------------------------------
                                      2010                     2009                      2010                      2009
                              SHARES      DOLLARS       SHARES      DOLLARS       SHARES      DOLLARS       SHARES       DOLLARS
                            --------------------------------------------------  ---------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares
         Issued ..........     566,488  $  4,933,367   1,265,000  $  8,918,195   1,463,448  $ 14,891,474   4,159,420  $ 36,756,268
      Reinvestment of
         Dividends and
         Distributions ...      32,425       288,256      39,410       258,133     147,204     1,518,985     240,678     2,123,168
      Cost of Shares
         Redeemed ........  (2,297,086)  (19,868,860) (2,932,752)  (21,507,685) (8,297,929)  (86,255,700) (2,689,524)  (24,639,755)
                            ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
         Total Fiduciary
           Share
           Transactions ..  (1,698,173)  (14,647,237) (1,628,342)  (12,331,357) (6,687,277)  (69,845,241)  1,710,574    14,239,681
                            ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
   Class A Shares:
      Proceeds from Shares
         Issued ..........     732,918     6,144,306     198,854     1,416,568     274,566     2,829,136     354,101     3,130,091
      Subscriptions from
         Reorganizations
         Class A
         (Note 9) ........          --            --   1,313,170     9,710,500          --            --     575,537     5,186,682
      Subscriptions from
         Reorganizations
         Class R
         (Note 9) ........          --            --      17,230       127,406          --            --      16,420       147,971
      Reinvestment of
         Dividends and
         Distributions ...      17,622       154,014       3,941        25,421      24,655       254,321      44,662       398,588
      Cost of Shares
         Redeemed ........    (716,185)   (6,089,897)   (550,688)   (3,791,187) (1,130,400)  (11,555,215) (1,554,764)  (14,266,173)
                            ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
         Total Class A
           Share
           Transactions ..      34,355       208,423     982,507     7,488,708    (831,179)   (8,471,758)   (564,044)   (5,402,841)
                            ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
   Class B Shares:
      Proceeds from Shares
         Issued ..........       2,163        16,874          --            --         503         5,002         237         2,015
      Subscriptions from
         Reorganizations
         Class B
         (Note 9) ........          --            --     544,752     3,757,374          --            --     181,615     1,607,419
      Reinvestment of
         Dividends and
         Distributions ...          --            --          --            --         661         6,642         961         8,409
      Cost of Shares
         Redeemed ........    (348,107)   (2,779,204)   (204,025)   (1,339,624)   (104,165)   (1,056,789)    (64,998)     (573,109)
                            ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
         Total Class B
           Share
           Transactions ..    (345,944)   (2,762,330)    340,727     2,417,750    (103,001)   (1,045,145)    117,815     1,044,734
                            ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
   Class C Shares:
      Proceeds from Shares
         Issued ..........      33,352       271,904      12,832        80,680      15,719       156,531     103,680       968,256
      Subscriptions from
         Reorganizations
         Class C
         (Note 9) ........          --            --     457,217     3,152,423          --            --     180,087     1,588,838
      Reinvestment of
         Dividends and
         Distributions ...       2,401        19,546          --            --       1,537        15,424       4,215        36,678
      Cost of Shares
         Redeemed ........    (113,009)     (891,077)    (79,268)     (504,128)   (134,731)   (1,345,071)   (295,771)   (2,539,605)
                            ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
         Total Class C
           Share
           Transactions ..     (77,256)     (599,627)    390,781     2,728,975    (117,475)   (1,173,116)     (7,789)       54,167
                            ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
      Class M Shares:
      Proceeds from Shares
         Issued ..........          --            --          --            --          --            --          --            --
      Reinvestment of
         Dividends and
         Distributions ...          --            --          --            --          --            --          --            --
      Cost of Shares
         Redeemed ........          --            --          --            --          --            --          --            --
                            ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
         Total Class M
           Share
           Transactions ..          --            --          --            --          --            --          --            --
                            ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
      Net Increase
         (Decrease) from
         Capital Stock
         Activity ........  (2,087,018) $(17,800,771)     85,673  $    304,076  (7,738,932) $(80,535,260)  1,256,556  $  9,935,741
                            ==========  ============  ==========  ============  ==========  ============  ==========  ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 153

STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY
FOR THE YEARS OR PERIODS ENDED JULY 31 (UNLESS OTHERWISE INDICATED)

                                                                           NYSE ARCA TECH 100 INDEX FUND
                                              --------------------------------------------------------------------------------------
                                                        2010                         2009(1)                      2008(2)
                                                SHARES        DOLLARS        SHARES        DOLLARS        SHARES       DOLLARS
                                              --------------------------------------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued .........       16,327   $     417,533          921   $      20,300           --   $          --
      Reinvestment of Dividends and
         Distributions ....................           --              --           --              --           --              --
      Cost of Shares Redeemed .............       (5,111)       (125,391)          --              --           --              --
                                              ----------   -------------   ----------   -------------   ----------   -------------
         Total Fiduciary Share
            Transactions ..................       11,216         292,142          921          20,300           --              --
                                              ----------   -------------   ----------   -------------   ----------   -------------
   Class A Shares:
      Proceeds from Shares Issued .........    1,007,872      24,788,795    1,360,820      19,140,893    2,479,297      62,031,230
      Reinvestment of Dividends and
         Distributions ....................           --              --           --              --           --              --
      Cost of Shares Redeemed .............   (2,241,848)    (54,851,874)  (2,294,337)    (34,556,449)  (3,598,815)    (85,970,551)
      Converted from Class R (Note 9) .....           --              --       23,490         488,911           --              --
                                              ----------   -------------   ----------   -------------   ----------   -------------
         Total Class A Share
            Transactions ..................   (1,233,976)    (30,063,079)    (910,027)    (14,926,645)  (1,119,518)    (23,939,321)
                                              ----------   -------------   ----------   -------------   ----------   -------------
   Class B Shares:
      Proceeds from Shares Issued .........          926          21,890       23,594         375,559       32,696         767,002
      Reinvestment of Dividends and
         Distributions ....................           --              --           --              --           --              --
      Cost of Shares Redeemed .............     (290,604)     (6,562,068)    (323,924)     (5,287,719)  (1,018,623)    (23,355,287)
                                              ----------   -------------   ----------   -------------   ----------   -------------
         Total Class B Share
            Transactions ..................     (289,678)     (6,540,178)    (300,330)     (4,912,160)    (985,927)    (22,588,285)
                                              ----------   -------------   ----------   -------------   ----------   -------------
   Class C Shares:
      Proceeds from Shares Issued .........       39,875         914,050       26,249         464,692       31,879         746,296
      Reinvestment of Dividends and
         Distributions ....................           --              --           --              --           --              --
      Cost of Shares Redeemed .............     (106,455)     (2,424,861)    (248,691)     (4,062,667)    (271,828)     (6,291,662)
                                              ----------   -------------   ----------   -------------   ----------   -------------
         Total Class C Share
            Transactions ..................      (66,580)     (1,510,811)    (222,442)     (3,597,975)    (239,949)     (5,545,366)
                                              ----------   -------------   ----------   -------------   ----------   -------------
   Class F Shares:
      Proceeds from Shares Issued .........           --              --        8,757         150,000           --              --
      Cost of Shares Redeemed .............           --              --     (425,644)     (7,196,051)    (284,717)     (7,246,260)
                                              ----------   -------------   ----------   -------------   ----------   -------------
         Total Class F Share
            Transactions ..................           --              --     (416,887)     (7,046,051)    (284,717)     (7,246,260)
                                              ----------   -------------   ----------   -------------   ----------   -------------

   Class R Shares:
      Proceeds from Shares Issued .........           --              --        5,755          97,783       10,369         251,748
      Cost of Shares Redeemed .............           --              --       (5,904)       (105,183)      (8,103)       (198,885)
      Converted to Class A Shares
         (Note 9) .........................           --              --      (23,923)       (488,911)          --              --
                                              ----------   -------------   ----------   -------------   ----------   -------------
         Total Class R Share
            Transactions ..................           --              --      (24,072)       (496,311)       2,266          52,863
                                              ----------   -------------   ----------   -------------   ----------   -------------
      Net Increase (Decrease) from Capital
         Stock Activity ...................   (1,579,018)  $ (37,821,926)  (1,872,837)  $ (30,958,842)  (2,627,845)  $ (59,266,369)
                                              ==========   =============   ==========   =============   ==========   =============

Amounts designated as "--" are either $0 or have been rounded to $0.

(1) For the nine months ended July 31, 2009, (see Note 9 in the notes to financial statements for details of the Reorganization.)

(2)   For the year ended October 31.

        The accompanying notes are an integral part of the financial statements.

154 HIGHMARK(R) FUNDS

                                       SMALL CAP ADVANTAGE FUND                             SMALL CAP VALUE FUND
                            ---------------------------------------------  -------------------------------------------------------
                                    2010                   2009                       2010                       2009
                             SHARES     DOLLARS     SHARES     DOLLARS        SHARES       DOLLARS        SHARES       DOLLARS
                            ---------------------------------------------  -------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares
         Issued ..........   311,157  $ 4,189,969   828,276  $  9,144,141       558,388  $   6,254,693     926,353  $   7,668,445
      Reinvestment of
         Dividends and
         Distributions ...     3,174       42,430     1,332        14,597        23,696        254,734     152,472      1,187,566
      Cost of Shares
         Redeemed ........  (560,001)  (7,738,957) (605,983)   (6,958,243)   (1,180,392)   (12,936,459) (4,720,467)   (39,331,966)
                            --------  -----------  --------  ------------  ------------  -------------  ----------  -------------
         Total Fiduciary
           Share
           Transactions ..  (245,670)  (3,506,558)  223,625     2,200,495      (598,308)    (6,427,032) (3,641,642)   (30,475,955)
                            --------  -----------  --------  ------------  ------------  -------------  ----------  -------------
   Class A Shares:
      Proceeds from Shares
         Issued ..........     5,829       77,893    25,518       342,008       333,646      3,724,968   2,766,088     22,097,944
      Reinvestment of
         Dividends and
         Distributions ...        44          587        41           454        12,588        131,670      94,345        715,309
      Cost of Shares
         Redeemed ........    (3,675)     (53,481)  (16,604)     (168,756)   (1,523,816)   (17,000,290) (2,130,544)   (17,304,559)
      Converted from
         Class R
         (Note 9) ........        --           --        --            --            --             --          --             --
                            --------  -----------  --------  ------------  ------------  -------------  ----------  -------------
         Total Class A
           Share
           Transactions ..     2,198       24,999     8,955       173,706    (1,177,582)   (13,143,652)    729,889      5,508,694
                            --------  -----------  --------  ------------  ------------  -------------  ----------  -------------
   Class B Shares:
      Proceeds from Shares
         Issued ..........        --           --        --            --        14,739        149,738       5,238         26,470
      Reinvestment of
         Dividends and
         Distributions ...        --           --        --            --         1,321         13,069       8,623         61,445
      Cost of Shares
         Redeemed ........        --           --        --            --      (190,059)    (1,983,886)   (215,078)    (1,585,543)
                            --------  -----------  --------  ------------  ------------  -------------  ----------  -------------
         Total Class B
           Share
           Transactions ..        --           --        --            --      (173,999)    (1,821,079)   (201,217)    (1,497,628)
                            --------  -----------  --------  ------------  ------------  -------------  ----------  -------------
   Class C Shares:
      Proceeds from Shares
         Issued ..........     1,464       19,495       511         7,873        23,462        232,821      75,050        545,909
      Reinvestment of
         Dividends and
         Distributions ...        --           --        --            --         2,775         27,254      14,528        103,035
      Cost of Shares
         Redeemed ........    (3,514)     (47,431)   (1,191)      (12,406)     (173,958)    (1,772,414)   (300,387)    (2,206,576)
                            --------  -----------  --------  ------------  ------------  -------------  ----------  -------------
         Total Class C
           Share
           Transactions ..    (2,050)     (27,936)     (680)       (4,533)     (147,721)    (1,512,339)   (210,809)    (1,557,632)
                            --------  -----------  --------  ------------  ------------  -------------  ----------  -------------
   Class F Shares:
      Proceeds from Shares
         Issued ..........        --           --        --            --            --             --          --             --
      Cost of Shares
         Redeemed ........        --           --        --            --            --             --          --             --
                            --------  -----------  --------  ------------  ------------  -------------  ----------  -------------
         Total Class F
           Share
           Transactions ..        --           --        --            --            --             --          --             --
                            --------  -----------  --------  ------------  ------------  -------------  ----------  -------------
   Class R Shares:
      Proceeds from Shares
         Issued ..........        --           --        --            --            --             --          --             --
      Cost of Shares
         Redeemed ........        --           --        --            --            --             --          --             --
      Converted to Class A
         Shares
         (Note 9) ........        --           --        --            --            --             --          --             --
                            --------  -----------  --------  ------------  ------------  -------------  ----------  -------------
         Total Class R
           Share
           Transactions ..        --           --        --            --            --             --          --             --
                            --------  -----------  --------  ------------  ------------  -------------  ----------  -------------
      Net Increase
         (Decrease) from
         Capital Stock
         Activity ........  (245,522) $(3,509,495)  231,900  $  2,369,668  $ (2,097,610) $ (22,904,102) (3,323,779) $ (28,022,521)
                            ========  ===========  ========  ============  ============  =============  ==========  =============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 155

STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY
FOR THE YEARS OR PERIODS ENDED JULY 31 (UNLESS OTHERWISE INDICATED)

                                              VALUE MOMENTUM FUND                           CAPITAL GROWTH ALLOCATION FUND
                            ----------------------------------------------------  -----------------------------------------------
                                      2010                      2009                      2010                   2009
                              SHARES       DOLLARS       SHARES       DOLLARS      SHARES     DOLLARS      SHARES     DOLLARS
                            ----------------------------------------------------  -----------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares
         Issued ..........   2,010,995  $  27,393,741   3,386,519  $  39,984,032     1,274  $     21,363     2,267  $     33,840
      Reinvestment of
         Dividends and
         Distributions ...     165,801      2,261,189   1,778,000     19,708,200       112         2,035     1,009        13,969
      Cost of Shares
         Redeemed ........  (4,325,937)   (58,876,842) (5,022,053)   (62,298,577)   (2,047)      (35,702)       (3)          (40)
                            ----------  -------------  ----------  -------------  --------  ------------  --------  ------------
         Total Fiduciary
           Share
           Transactions ..  (2,149,141)   (29,221,912)    142,466     (2,606,345)     (661)      (12,304)    3,273        47,769
                            ----------  -------------  ----------  -------------  --------  ------------  --------  ------------
   Class A Shares:
      Proceeds from Shares
         Issued ..........     202,680      2,757,666     175,910      1,995,033   275,110     4,942,782   146,815     2,268,083
      Subscriptions from
         Reorganizations
         Class A
         (Note 9) ........          --             --   5,111,195     58,953,550        --            --        --            --
      Subscriptions from
         Reorganizations
         Class R
         (Note 9) ........          --             --      20,183        232,791        --            --        --            --
      Reinvestment of
         Dividends and
         Distributions ...      49,603        673,628     127,997      1,417,566     9,509       173,229   167,161     2,306,487
      Cost of Shares
         Redeemed ........  (1,140,055)   (15,420,514)   (661,297)    (7,754,507) (453,287)   (8,195,630) (640,253)   (9,713,470)
                            ----------  -------------  ----------  -------------  --------  ------------  --------  ------------
      Total Class A
         Share
         Transactions ....    (887,772)   (11,989,220)  4,773,988     54,844,433  (168,668)   (3,079,619) (326,277)   (5,138,900)
                            ----------  -------------  ----------  -------------  --------  ------------  --------  ------------
   Class B Shares:
      Proceeds from Shares
         Issued ..........          --             --       1,459         19,373        --            --        --            --
      Subscriptions from
         Reorganizations
         Class B
         (Note 9) ........          --             --     362,746      4,095,835        --            --        --            --
      Reinvestment of
         Dividends and
         Distributions ...       1,122         14,411      18,432        199,092        --            --        --            --
      Cost of Shares
         Redeemed ........    (224,343)    (3,005,311)   (123,880)    (1,416,493)       --            --        --            --
                            ----------  -------------  ----------  -------------  --------  ------------  --------  ------------
      Total Class B
         Share
         Transactions ....    (223,221)    (2,990,900)    258,757      2,897,807        --            --        --            --
                            ----------  -------------  ----------  -------------  --------  ------------  --------  ------------
   Class C Shares:
      Proceeds from Shares
         Issued ..........      15,078        201,967      14,236        163,839   168,565     3,011,984    99,859     1,485,062
      Subscriptions from
         Reorganizations
         Class C
         (Note 9) ........          --             --     206,175      2,318,542        --            --        --            --
      Reinvestment of
         Dividends and
         Distributions             745          9,603       7,559         81,284     2,489        44,921    81,310     1,096,052
      Cost of Shares
         Redeemed ........     (82,054)    (1,071,331)    (57,319)      (663,071) (174,042)   (3,066,550) (301,445)   (5,020,578)
                            ----------  -------------  ----------  -------------  --------  ------------  --------  ------------
      Total Class C
         Share
         Transactions ....     (66,231)      (859,761)    170,651      1,900,594    (2,988)       (9,645) (120,276)   (2,439,464)
                            ----------  -------------  ----------  -------------  --------  ------------  --------  ------------
      Net Increase
         (Decrease) from
         Capital Stock
         Activity ........  (3,326,365) $ (45,061,793)  5,345,862  $  57,036,489  (172,317) $ (3,101,568) (443,280) $ (7,530,595)
                            ==========  =============  ==========  =============  ========  ============  ========  ============

Amounts designated as "--" are either $0 or have been rounded to $0.

        The accompanying notes are an integral part of the financial statements.

156 HIGHMARK(R) FUNDS

                                   DIVERSIFIED EQUITY ALLOCATION FUND                     GROWTH & INCOME ALLOCATION FUND
                            ------------------------------------------------   ----------------------------------------------------
                                     2010                     2009                      2010                     2009
                              SHARES      DOLLARS      SHARES      DOLLARS      SHARES       DOLLARS      SHARES       DOLLARS
                            ------------------------------------------------   ----------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares
         Issued ..........      30,157   $  471,245      5,827   $    68,428          --   $        --       1,829   $      32,460
      Reinvestment of
         Dividends and
         Distributions ...          12          182         36           423         103         1,948         562           8,505
      Cost of Shares
         Redeemed ........        (999)     (15,845)    (4,823)      (53,041)        (55)       (1,000)       (152)         (2,517)
                            ----------   ----------   --------   -----------   ---------   -----------   ---------   -------------
         Total Fiduciary
           Share
           Transactions ..      29,170      455,582      1,040        15,810          48           948       2,239          38,448
                            ----------   ----------   --------   -----------   ---------   -----------   ---------   -------------
   Class A Shares:
      Proceeds from Shares
         Issued ..........      46,949      752,397     54,827       697,621     322,699     6,090,425     190,030       3,101,372
      Subscriptions from
         Reorganizations
         Class A
         (Note 9) ........          --           --         --            --          --            --          --              --
      Subscriptions from
         Reorganizations
         Class R
         (Note 9) ........          --           --         --            --          --            --          --              --
      Reinvestment of
         Dividends and
         Distributions ...         514        8,105      3,736        43,695      15,481       291,400     127,615       1,931,010
      Cost of Shares
         Redeemed ........     (45,379)    (711,877)   (35,370)     (461,584)   (318,698)   (5,921,378)   (739,676)    (11,599,081)
                            ----------   ----------   --------   -----------   ---------   -----------   ---------   -------------
      Total Class A
         Share
         Transactions ....       2,084       48,625     23,193       279,732      19,482       460,447    (422,031)     (6,566,699)
                            ----------   ----------   --------   -----------   ---------   -----------   ---------   -------------
   Class B Shares:
      Proceeds from Shares
         Issued ..........          --           --         --            --          --            --          --              --
      Subscriptions from
         Reorganizations
         Class B
         (Note 9) ........          --           --         --            --          --            --          --              --
      Reinvestment of
         Dividends and
         Distributions ...          --           --         --            --          --            --          --              --
      Cost of Shares
         Redeemed ........          --           --         --            --          --            --          --              --
                            ----------   ----------   --------   -----------   ---------   -----------   ---------   -------------
      Total Class B
         Share
         Transactions ....          --           --         --            --          --            --          --              --
                            ----------   ----------   --------   -----------   ---------   -----------   ---------   -------------
   Class C Shares:
      Proceeds from Shares
         Issued ..........      54,439      859,412    163,453     1,941,152     163,293     3,035,161     201,457       3,171,948
      Subscriptions from
         Reorganizations
         Class C
         (Note 9) ........          --           --         --            --          --            --          --              --
      Reinvestment of
         Dividends and
         Distributions ...         127        1,983      3,514        40,518       5,460       102,279      70,169       1,045,651
      Cost of Shares
         Redeemed ........     (29,284)    (444,697)   (51,384)     (642,729)   (188,909)   (3,503,397)   (298,029)     (4,682,219)
                            ----------   ----------   --------   -----------   ---------   -----------   ---------   -------------
      Total Class C
         Share
         Transactions ....      25,282      416,698    115,583     1,338,941     (20,156)     (365,957)    (26,403)       (464,620)
                            ----------   ----------   --------   -----------   ---------   -----------   ---------   -------------
      Net Increase
         (Decrease) from
         Capital Stock
         Activity ........      56,536   $  920,905    139,816   $ 1,634,483        (626)  $    95,438    (446,195)  $  (6,992,871)
                            ==========   ==========   ========   ===========   =========   ===========   =========   =============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 157

STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY
FOR THE YEARS OR PERIODS ENDED JULY 31 (UNLESS OTHERWISE INDICATED)

                                             INCOME PLUS ALLOCATION FUND                              BOND FUND
                                    -------------------------------------------  --------------------------------------------------
                                            2010                   2009                     2010                     2009
                                     SHARES     DOLLARS    SHARES     DOLLARS      SHARES      DOLLARS       SHARES       DOLLARS
                                    -------------------------------------------  --------------------------------------------------
Share Transactions:
  Fiduciary Shares:
    Proceeds from Shares Issued ..       902  $   17,500     5,704  $   100,000   5,574,740  $ 61,688,835   4,194,223  $ 43,413,712
    Reinvestment of Dividends and
      Distributions ..............       224       4,359       367        6,175     677,296     7,489,780     704,102     7,245,405
    Cost of Shares Redeemed ......      (268)     (5,268)       --           --  (5,751,601)  (63,781,540) (9,323,928)  (95,805,703)
                                    --------  ----------  --------  -----------  ----------  ------------  ----------  ------------
      Total Fiduciary Share
        Transactions .............       858      16,591     6,071      106,175     500,435     5,397,075  (4,425,603)  (45,146,586)
                                    --------  ----------  --------  -----------  ----------  ------------  ----------  ------------
  Class A Shares:
    Proceeds from Shares Issued ..   268,147   5,199,289   190,258    3,145,881     977,218    10,658,953     526,472     5,362,145
    Reinvestment of Dividends and
      Distributions ..............     6,062     117,980    13,838      231,777      67,090       730,602      93,190       942,993
    Cost of Shares Redeemed ......  (121,885) (2,351,233) (126,354)  (2,188,486)   (603,596)   (6,576,638) (1,500,998)  (15,272,723)
                                    --------  ----------  --------  -----------  ----------  ------------  ----------  ------------
      Total Class A Share
        Transactions .............   152,324   2,966,036    77,742    1,189,172     440,712     4,812,917    (881,336)   (8,967,585)
                                    --------  ----------  --------  -----------  ----------  ------------  ----------  ------------
  Class B Shares:
    Proceeds from Shares Issued ..        --          --        --           --       8,791        96,035       5,918        59,650
    Reinvestment of Dividends and
      Distributions ..............        --          --        --           --       5,214        56,427      10,598       106,823
    Cost of Shares Redeemed ......        --          --        --           --    (157,571)   (1,706,948)   (168,799)   (1,709,358)
                                    --------  ----------  --------  -----------  ----------  ------------  ----------  ------------
      Total Class B Share
        Transactions .............        --          --        --           --    (143,566)   (1,554,486)   (152,283)   (1,542,885)
                                    --------  ----------  --------  -----------  ----------  ------------  ----------  ------------
  Class C Shares:
    Proceeds from Shares Issued ..   151,534   2,896,971   107,851    1,853,720     293,071     3,181,597     130,509     1,336,198
    Reinvestment of Dividends and
      Distributions ..............     2,454      47,464     8,083      133,596       6,797        73,817       1,354        13,876
    Cost of Shares Redeemed ......   (47,070)   (908,824)  (82,224)  (1,406,716)    (50,502)     (548,904)    (26,810)     (267,297)
                                    --------  ----------  --------  -----------  ----------  ------------  ----------  ------------
      Total Class C Share
        Transactions .............   106,918   2,035,611    33,710      580,600     249,366     2,706,510     105,053     1,082,777
                                    --------  ----------  --------  -----------  ----------  ------------  ----------  ------------
    Net Increase (Decrease) from
      Capital Stock Activity .....   260,100  $5,018,238   117,523  $ 1,875,947   1,046,947  $ 11,362,016  (5,354,169) $(54,574,279)
                                    ========  ==========  ========  ===========  ==========  ============  ==========  ============

Amounts designated as "--" are either $0 or have been rounded to $0.

(1)   Class C Shares resumed operations on December 4, 2009.

        The accompanying notes are an integral part of the financial statements.

158 HIGHMARK(R) FUNDS

                                 CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND           NATIONAL INTERMEDIATE TAX-FREE BOND FUND
                             --------------------------------------------------  --------------------------------------------------
                                      2010                      2009                      2010(1)                   2009
                               SHARES       DOLLARS      SHARES      DOLLARS       SHARES       DOLLARS       SHARES      DOLLARS
                             --------------------------------------------------  --------------------------------------------------
Share Transactions:
  Fiduciary Shares:
    Proceeds from Shares
      Issued ..............   3,688,083  $ 37,392,969   2,177,258  $ 21,627,498   1,577,838  $ 17,912,769   2,012,825  $ 22,416,972
    Reinvestment of
      Dividends and
      Distributions .......      82,682       839,016      58,451       576,060      38,588       437,757      21,024       232,945
    Cost of Shares
      Redeemed ............  (2,399,811)  (24,338,568) (1,800,291)  (17,822,029) (1,245,952)  (14,108,536) (1,081,373)  (11,977,721)
                             ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
      Total Fiduciary Share
        Transactions ......   1,370,954    13,893,417     435,418     4,381,529     370,474     4,241,990     952,476    10,672,196
                             ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
  Class A Shares:
    Proceeds from Shares
      Issued ..............   3,689,289    37,294,890   3,154,876    31,146,542   1,122,311    12,713,768   1,404,828    15,659,510
    Reinvestment of
      Dividends and
      Distributions .......     105,392     1,064,003      79,689       785,680      34,099       386,698      23,858       264,184
    Cost of Shares
      Redeemed ............  (1,212,513)  (12,244,600) (1,249,857)  (12,362,822)   (932,435)  (10,563,632)   (356,054)   (3,973,695)
                             ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
      Total Class A Share
        Transactions ......   2,582,168    26,114,293   1,984,708    19,569,400     223,975     2,536,834   1,072,632    11,949,999
                             ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
  Class B Shares:
    Proceeds from Shares
      Issued ..............          --            --           1             6          --            --          --            --
    Reinvestment of
      Dividends and
      Distributions .......       1,992        20,097       5,016        49,278          --            --          --            --
    Cost of Shares
      Redeemed ............    (102,055)   (1,028,213)   (175,521)   (1,731,414)         --            --          --            --
                             ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
      Total Class B Share
        Transactions ......    (100,063)   (1,008,116)   (170,504)   (1,682,130)         --            --          --            --
                             ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
  Class C Shares:
    Proceeds from Shares
      Issued ..............   1,049,800    10,572,230     445,680     4,410,987     204,826     2,323,977          --            --
    Reinvestment of
      Dividends and
      Distributions .......      17,578       176,943       5,536        54,559         914        10,402          --            --
    Cost of Shares
      Redeemed ............     (99,602)   (1,002,909)    (87,044)     (856,014)         (9)         (100)         --            --
                             ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
      Total Class C Share
        Transactions ......     967,776     9,746,264     364,172     3,609,532     205,731     2,334,279          --            --
                             ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
    Net Increase (Decrease)
      from Capital Stock
      Activity ............   4,820,835  $ 48,745,858   2,613,794  $ 25,878,331     800,180  $  9,113,103   2,025,108  $ 22,622,195
                             ==========  ============  ==========  ============  ==========  ============  ==========  ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 159

STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY
FOR THE YEARS OR PERIODS ENDED JULY 31 (UNLESS OTHERWISE INDICATED)

                                                                                     SHORT TERM BOND FUND
                                                                    ------------------------------------------------------
                                                                              2010                        2009
                                                                      SHARES        DOLLARS       SHARES         DOLLARS
                                                                    ------------------------------------------------------
Share Transactions:
  Fiduciary Shares:
    Proceeds from Shares Issued .................................    3,666,010   $ 36,907,146    2,115,604    $ 20,814,447
    Reinvestment of Dividends and Distributions .................      101,725      1,024,311       92,677         907,288
    Cost of Shares Redeemed .....................................   (1,885,497)   (19,007,646)  (2,414,106)    (23,599,590)
                                                                    ----------   ------------   ----------    ------------
      Total Fiduciary Share Transactions ........................    1,882,238     18,923,811     (205,825)     (1,877,855)
                                                                    ----------   ------------   ----------    ------------
  Class A Shares:
    Proceeds from Shares Issued .................................    2,281,098     22,943,512    1,025,504      10,101,777
    Reinvestment of Dividends and Distributions .................       25,811        259,610        5,260          51,817
    Cost of Shares Redeemed .....................................   (1,013,278)   (10,202,619)    (116,327)     (1,145,206)
                                                                    ----------   ------------   ----------    ------------
      Total Class A Share Transactions ..........................    1,293,631     13,000,503      914,437       9,008,388
                                                                    ----------   ------------   ----------    ------------
  Class B Shares:
    Proceeds from Shares Issued .................................           --             --           --              --
    Reinvestment of Dividends and Distributions .................           --             --           --              --
    Cost of Shares Redeemed .....................................           --             --           --              --
                                                                    ----------   ------------   ----------    ------------
      Total Class B Share Transactions ..........................           --             --           --              --
                                                                    ----------   ------------   ----------    ------------
  Class C Shares:
    Proceeds from Shares Issued .................................    1,546,664     15,742,015      292,625       2,923,619
    Reinvestment of Dividends and Distributions .................       14,855        151,159        1,839          18,304
    Cost of Shares Redeemed .....................................     (150,532)    (1,532,857)     (22,816)       (225,841)
                                                                    ----------   ------------   ----------    ------------
      Total Class C Share Transactions ..........................    1,410,987     14,360,317      271,648       2,716,082
                                                                    ----------   ------------   ----------    ------------
    Net Increase (Decrease) from Capital Stock Activity .........    4,586,856   $ 46,284,631      980,260    $  9,846,615
                                                                    ==========   ============   ==========    ============

Amounts designated as "--" are either $0 or have been rounded to $0.

(1) For the nine months ended July 31, 2009, (see Note 9 in the notes to financial statements for details of the Reorganization.)

(2)   For the year ended October 31.

        The accompanying notes are an integral part of the financial statements.

160 HIGHMARK(R) FUNDS

                                                                       WISCONSIN TAX-EXEMPT FUND
                                           ---------------------------------------------------------------------------------
                                                      2010                       2009(1)                     2008(2)
                                             SHARES       DOLLARS        SHARES        DOLLARS       SHARES       DOLLARS
                                           ---------------------------------------------------------------------------------
Share Transactions:
  Fiduciary Shares:
    Proceeds from Shares Issued .......            --   $         --           --   $         --           --   $         --
    Reinvestment of Dividends
      and Distributions ...............            --             --           --             --           --             --
    Cost of Shares Redeemed ...........            --             --           --             --           --             --
                                           ----------   ------------   ----------   ------------   ----------   ------------
      Total Fiduciary Share
        Transactions ..................            --             --           --             --           --             --
                                           ----------   ------------   ----------   ------------   ----------   ------------
  Class A Shares:
    Proceeds from Shares Issued .......     1,258,261     13,085,247      732,043      7,218,565    2,323,470     23,704,708
    Reinvestment of Dividends
      and Distributions ...............       335,617      3,487,869      265,911      2,635,797      392,824      3,981,841
    Cost of Shares Redeemed ...........    (1,550,661)   (16,109,882)  (2,036,838)   (20,096,393)  (3,028,663)   (30,629,842)
                                           ----------   ------------   ----------   ------------   ----------   ------------
      Total Class A Share
        Transactions ..................        43,217        463,234   (1,038,884)   (10,242,031)    (312,369)    (2,943,293)
                                           ----------   ------------   ----------   ------------   ----------   ------------
  Class B Shares:
    Proceeds from Shares Issued .......         6,723         68,395        5,755         57,500       27,314        279,292
    Reinvestment of Dividends
      and Distributions ...............         4,307         44,676        3,569         35,326        5,618         56,884
    Cost of Shares Redeemed ...........       (46,583)      (482,545)     (43,744)      (430,518)     (31,470)      (318,947)
                                           ----------   ------------   ----------   ------------   ----------   ------------
      Total Class B Share
        Transactions ..................       (35,553)      (369,474)     (34,420)      (337,692)       1,462         17,229
                                           ----------   ------------   ----------   ------------   ----------   ------------
  Class C Shares:
    Proceeds from Shares Issued .......       449,614      4,686,551      140,573      1,402,067      144,068      1,463,956
    Reinvestment of Dividends
      and Distributions ...............        15,182        157,657        8,532         84,490       13,309        134,639
    Cost of Shares Redeemed ...........      (132,988)    (1,375,020)    (140,281)    (1,378,485)    (173,113)    (1,719,898)
                                           ----------   ------------   ----------   ------------   ----------   ------------
      Total Class C Share
        Transactions ..................       331,808      3,469,188        8,824        108,072      (15,736)      (121,303)
                                           ----------   ------------   ----------   ------------   ----------   ------------
    Net Increase (Decrease)
      from Capital Stock
      Activity ........................       339,472   $  3,562,948   (1,064,480)  $(10,471,651)    (326,643)  $ (3,047,367)
                                           ==========   ============   ==========   ============   ==========   ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 161

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                       DIVIDENDS AND
                                         INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                    -------------------------------                --------------------
                           NET
                          ASSET                       NET REALIZED                                           TOTAL
                          VALUE,          NET        AND UNREALIZED      TOTAL         NET                   FROM
                        BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                        OF PERIOD   INCOME (LOSS)+     INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS      FEES
------------------------------------------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------

   FIDUCIARY SHARES
   2010                   $11.31       $ 0.223          $ 1.197        $ 1.420      $(0.170)    $    --      $(0.170)       $  --
   2009                    12.58         0.211           (1.273)~       (1.062)      (0.208)         --       (0.208)          --
   2008                    14.95         0.292           (1.141)        (0.849)      (0.285)     (1.236)      (1.521)          --
   2007                    14.06         0.296            1.300          1.596       (0.301)     (0.405)      (0.706)          --
   2006                    13.81         0.257            0.258          0.515       (0.265)         --       (0.265)          --

   CLASS A SHARES
   2010                   $11.29       $ 0.192          $ 1.186        $ 1.378      $(0.138)    $    --      $(0.138)       $  --
   2009                    12.56         0.185           (1.270)~       (1.085)      (0.185)         --       (0.185)          --
   2008                    14.92         0.256           (1.130)        (0.874)      (0.250)     (1.236)      (1.486)          --
   2007                    14.04         0.260            1.291          1.551       (0.266)     (0.405)      (0.671)          --
   2006                    13.79         0.224            0.258          0.482       (0.232)         --       (0.232)          --

   CLASS B SHARES
   2010                   $11.25       $ 0.118          $ 1.188        $ 1.306      $(0.056)    $    --      $(0.056)       $  --
   2009                    12.52         0.122           (1.267)~       (1.145)      (0.125)         --       (0.125)          --
   2008                    14.87         0.175           (1.123)        (0.948)      (0.166)     (1.236)      (1.402)          --
   2007                    14.00         0.170            1.282          1.452       (0.177)     (0.405)      (0.582)          --
   2006                    13.75         0.138            0.259          0.397       (0.147)         --       (0.147)          --

   CLASS C SHARES
   2010                   $11.22       $ 0.118          $ 1.183        $ 1.301      $(0.061)    $    --      $(0.061)       $  --
   2009                    12.49         0.121           (1.264)~       (1.143)      (0.127)         --       (0.127)          --
   2008                    14.85         0.171           (1.128)        (0.957)      (0.167)     (1.236)      (1.403)          --
   2007                    13.98         0.171            1.284          1.455       (0.180)     (0.405)      (0.585)          --
   2006                    13.73         0.138            0.261          0.399       (0.149)         --       (0.149)          --

--------------------
COGNITIVE VALUE FUND
--------------------

   FIDUCIARY SHARES
   2010                   $ 7.87       $ 0.058          $ 1.503##      $ 1.561      $(0.071)    $    --      $(0.071)       $  --#
   2009                    10.23         0.082           (2.354)        (2.272)      (0.088)         --       (0.088)          --#
   2008                    13.03         0.082           (1.405)        (1.323)      (0.097)     (1.380)      (1.477)          --#
   2007                    13.03         0.078            1.475          1.553       (0.059)     (1.494)      (1.553)          --
   2006 (1)                13.38         0.011           (0.361)        (0.350)          --          --           --           --

   CLASS A SHARES
   2010                   $ 7.89       $ 0.030          $ 1.501##      $ 1.531      $(0.051)    $    --      $(0.051)       $  --#
   2009                    10.19         0.056           (2.341)        (2.285)      (0.015)         --       (0.015)          --#
   2008                    12.97         0.041           (1.390)        (1.349)      (0.051)     (1.380)      (1.431)          --#
   2007                    13.02         0.037            1.461          1.498       (0.054)     (1.494)      (1.548)          --
   2006 (2)                13.53         0.029           (0.539)        (0.510)          --          --           --           --

   CLASS C SHARES
   2010                   $ 7.68       $(0.022)        $  1.473##      $ 1.451      $(0.021)    $    --      $(0.021)       $  --#
   2009                    10.04         0.008           (2.316)        (2.308)      (0.052)         --       (0.052)          --#
   2008                    12.89        (0.029)          (1.380)        (1.409)      (0.061)     (1.380)      (1.441)          --#
   2007                    12.98        (0.043)           1.447          1.404           --      (1.494)      (1.494)          --
   2006 (2)                13.53        (0.013)          (0.537)        (0.550)          --          --           --           --

   CLASS M SHARES
   2010                   $ 7.87       $ 0.065         $  1.508##      $ 1.573      $(0.073)    $    --      $(0.073)       $  --#
   2009                    10.22         0.083           (2.345)        (2.262)      (0.088)         --       (0.088)          --#
   2008                    13.02         0.084           (1.407)        (1.323)      (0.097)     (1.380)      (1.477)          --#
   2007                    13.02         0.088            1.465          1.553       (0.059)     (1.494)      (1.553)          --
   2006 (3)                13.59         0.056            1.155          1.211       (0.033)     (1.748)      (1.781)          --
   2005 (4)                12.79          0.03             2.08           2.11        (0.03)      (1.28)       (1.31)          --

                                                                              RATIO
                                                                           OF EXPENSES
                                                                            TO AVERAGE       RATIO OF
                           NET                     NET                      NET ASSETS         NET
                          ASSET                  ASSETS,       RATIO        EXCLUDING      INVESTMENT
                          VALUE,                   END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                           END        TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION    TO AVERAGE      TURNOVER
                        OF PERIOD    RETURN**     (000)      NET ASSETS    OF EXPENSES     NET ASSETS        RATE
-------------------------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------

   FIDUCIARY SHARES
   2010                   $12.56     12.60%      $ 17,552      0.98%          1.60%           1.81%          31%
   2009                    11.31     (8.24)        16,799      0.97           1.56            2.01           48
   2008                    12.58     (6.52)        22,274      0.96           1.23            2.09           28
   2007                    14.95     11.47         33,427      0.94           1.12            1.99           23
   2006                    14.06      3.77         37,571      0.92           1.10            1.85           16

   CLASS A SHARES
   2010                   $12.53     12.24%      $  5,657      1.23%          1.85%           1.56%          31%
   2009                    11.29     (8.46)         4,516      1.22           1.81            1.76           48
   2008                    12.56     (6.69)         5,829      1.21           1.48            1.84           28
   2007                    14.92     11.14          7,359      1.19           1.37            1.75           23
   2006                    14.04      3.52          7,065      1.17           1.34            1.61           16

   CLASS B SHARES
   2010                   $12.50     11.62%      $    455      1.83%          2.35%           0.96%          31%
   2009                    11.25     (9.03)           544      1.82           2.31            1.16           48
   2008                    12.52     (7.21)         1,295      1.80           1.97            1.25           28
   2007                    14.87     10.44          2,277      1.79           1.87            1.15           23
   2006                    14.00      2.90          3,089      1.79           1.85            0.99           16

   CLASS C SHARES
   2010                   $12.46     11.61%      $    510      1.83%          2.35%           0.96%          31%
   2009                    11.22     (9.03)           333      1.82           2.31            1.16           48
   2008                    12.49     (7.29)           373      1.81           1.98            1.24           28
   2007                    14.85     10.48            393      1.79           1.87            1.15           23
   2006                    13.98      2.92            338      1.79           1.85            0.99           16

--------------------
COGNITIVE VALUE FUND
--------------------

   FIDUCIARY SHARES
   2010                   $ 9.36     20.06%##    $  2,230      1.13%          1.33%           0.66%         152%
   2009                     7.87    (22.10)         1,837      1.03           1.34            1.11          141
   2008                    10.23    (10.97)         2,294      1.01           1.28            0.75          109
   2007                    13.03     11.97          2,270      0.94           1.23            0.58          103
   2006 (1)                13.03     (2.62)         1,728      0.39*          0.39*           1.08*          76

   CLASS A SHARES
   2010                   $ 9.37     19.60%##    $    655      1.45%          1.58%           0.34%         152%
   2009                     7.89    (22.40)           333      1.40           1.59            0.74          141
   2008                    10.19    (11.22)           509      1.41           1.53            0.35          109
   2007                    12.97     11.52          3,766      1.34           1.48            0.28          103
   2006 (2)                13.02     (3.77)           483      0.94*          0.94*           0.67*          76

   CLASS C SHARES
   2010                   $ 9.11     18.92%##    $    520      2.05%          2.08%          (0.26)%        152%
   2009                     7.68    (22.92)           413      2.02           2.09            0.12          141
   2008                    10.04    (11.81)            50      2.02           2.05           (0.27)         109
   2007                    12.89     10.79             31      1.97           2.01           (0.32)         103
   2006 (2)                12.98     (4.07)             3      1.86*          1.86*          (0.29)*         76

   CLASS M SHARES
   2010                   $ 9.37     20.08%##    $ 70,390      1.05%          1.08%           0.74%         152%
   2009                     7.87    (22.02)        67,711      1.02           1.09            1.12          141
   2008                    10.22    (10.98)        91,371      1.01           1.03            0.75          109
   2007                    13.02     11.98        103,295      0.94           0.97            0.65          103
   2006 (3)                13.02     10.13         91,652      1.00*          1.02*           0.51*          76
   2005 (4)                13.59     17.14         86,500      1.09           1.09            0.25           59

        The accompanying notes are an integral part of the financial statements.

162 HIGHMARK(R) FUNDS

                                                                                       DIVIDENDS AND
                                         INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                    -------------------------------                --------------------
                           NET
                          ASSET                       NET REALIZED                                           TOTAL
                          VALUE,          NET        AND UNREALIZED      TOTAL         NET                   FROM
                        BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                        OF PERIOD   INCOME (LOSS)+     INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS      FEES
------------------------------------------------------------------------------------------------------------------------------------
----------------
CORE EQUITY FUND
----------------

   FIDUCIARY SHARES
   2010                   $6.39        $ 0.081          $ 0.848        $ 0.929      $(0.079)    $    --      $(0.079)       $  --
   2009                    8.12          0.120           (1.733)        (1.613)      (0.117)         --       (0.117)          --
   2008                    9.96          0.132           (1.502)        (1.370)      (0.133)     (0.337)      (0.470)          --
   2007                    8.78          0.104            1.178          1.282       (0.102)         --       (0.102)          --
   2006                    8.10          0.088            0.680          0.768       (0.088)         --       (0.088)          --

   CLASS A SHARES
   2010                   $6.38        $ 0.061          $ 0.848        $ 0.909      $(0.059)    $    --      $(0.059)       $  --
   2009                    8.10          0.103           (1.722)        (1.619)      (0.101)         --       (0.101)          --
   2008                    9.93          0.108           (1.495)        (1.387)      (0.106)     (0.337)      (0.443)          --
   2007                    8.76          0.072            1.175          1.247       (0.077)         --       (0.077)          --
   2006                    8.09          0.066            0.672          0.738       (0.068)         --       (0.068)          --

   CLASS B SHARES
   2010                   $6.23        $ 0.017          $ 0.829        $ 0.846      $(0.016)    $    --      $(0.016)       $  --
   2009                    7.92          0.066           (1.687)        (1.621)      (0.069)         --       (0.069)          --
   2008                    9.74          0.050           (1.473)        (1.423)      (0.060)     (0.337)      (0.397)          --
   2007                    8.61          0.018            1.152          1.170       (0.040)         --       (0.040)          --
   2006                    7.95          0.014            0.671          0.685       (0.025)         --       (0.025)          --

   CLASS C SHARES
   2010                   $6.21        $ 0.017          $ 0.821        $ 0.838      $(0.018)    $    --      $(0.018)       $  --
   2009                    7.92          0.064           (1.699)        (1.635)      (0.075)         --       (0.075)          --
   2008                    9.74          0.052           (1.472)        (1.420)      (0.063)     (0.337)      (0.400)          --
   2007                    8.61          0.013            1.155          1.168       (0.038)         --       (0.038)          --
   2006                    7.96          0.014            0.661          0.675       (0.025)         --       (0.025)          --

--------------------
ENHANCED GROWTH FUND
--------------------

   FIDUCIARY SHARES
   2010                   $8.07        $(0.008)         $ 1.151        $ 1.143      $(0.013)    $    --      $(0.013)       $  --
   2009                    9.26          0.009           (1.199)        (1.190)          --          --           --           --
   2008 (5)                9.29         (0.022)          (0.008)        (0.030)          --          --           --           --

   CLASS A SHARES
   2010                   $7.96        $(0.042)         $ 1.133        $ 1.091      $(0.001)    $    --      $(0.001)       $  --
   2009                    9.17         (0.018)          (1.192)        (1.210)          --          --           --           --
   2008                   10.17         (0.065)          (0.935)        (1.000)          --          --           --           --
   2007                    8.05         (0.075)           2.195          2.120           --          --           --           --
   2006 (2)                9.29         (0.029)          (1.211)        (1.240)          --          --           --           --

   CLASS C SHARES
   2010                   $7.82        $(0.093)         $ 1.113        $ 1.020      $    --#    $    --      $    --#       $  --
   2009                    9.07         (0.059)          (1.191)        (1.250)          --          --           --           --
   2008                   10.12         (0.123)          (0.927)        (1.050)          --          --           --           --
   2007                    8.06         (0.133)           2.193          2.060           --          --           --           --
   2006 (2)                9.29         (0.025)          (1.205)        (1.230)          --          --           --           --

                                                                              RATIO
                                                                           OF EXPENSES
                                                                            TO AVERAGE       RATIO OF
                           NET                     NET                      NET ASSETS         NET
                          ASSET                  ASSETS,       RATIO        EXCLUDING      INVESTMENT
                          VALUE,                   END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                           END        TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION    TO AVERAGE      TURNOVER
                        OF PERIOD    RETURN**     (000)      NET ASSETS    OF EXPENSES     NET ASSETS        RATE
-------------------------------------------------------------------------------------------------------------------
----------------
CORE EQUITY FUND
----------------

   FIDUCIARY SHARES
   2010                   $ 7.24      14.56%    $ 55,593       0.95%          1.22%           1.13%         93%
   2009                     6.39     (19.59)      60,454       0.92           1.19            2.00          42
   2008                     8.12     (14.35)      95,872       0.90           1.11            1.46          56
   2007                     9.96      14.61      127,266       0.91           1.08            1.05          79
   2006                     8.78       9.53      110,720       0.91           1.07            1.04          72

   CLASS A SHARES
   2010                   $ 7.23      14.27%    $  2,640       1.23%          1.47%           0.85%         93%
   2009                     6.38     (19.83)       2,004       1.20           1.44            1.72          42
   2008                     8.10     (14.45)       3,400       1.19           1.37            1.17          56
   2007                     9.93      14.24        8,664       1.18           1.34            0.72          79
   2006                     8.76       9.15        2,749       1.17           1.34            0.79          72

   CLASS B SHARES
   2010                   $ 7.06      13.58%    $    451       1.83%          1.97%           0.25%         93%
   2009                     6.23     (20.35)         900       1.80           1.94            1.12          42
   2008                     7.92     (15.08)       1,873       1.79           1.86            0.57          56
   2007                     9.74      13.57        2,663       1.78           1.83            0.19          79
   2006                     8.61       8.63        2,717       1.79           1.84            0.17          72

   CLASS C SHARES
   2010                   $ 7.03      13.50%    $    441       1.83%          1.97%           0.25%         93%
   2009                     6.21     (20.52)         446       1.80           1.94            1.12          42
   2008                     7.92     (15.05)         664       1.77           1.84            0.59          56
   2007                     9.74      13.59          811       1.78           1.83            0.13          79
   2006                     8.61       8.50          310       1.79           1.84            0.17          72

--------------------
ENHANCED GROWTH FUND
--------------------

   FIDUCIARY SHARES
   2010                   $ 9.20      14.17%    $  1,676       1.06%          1.33%          (0.09)%        17%
   2009                     8.07     (12.85)       1,996       1.00           1.31            0.13          24
   2008 (5)                 9.26      (9.57)       1,655       0.99*          1.26*          (0.27)*        21

   CLASS A SHARES
   2010                   $ 9.05      13.71%    $  2,277       1.43%          1.58%          (0.46)%        17%
   2009                     7.96     (13.20)         875       1.40           1.56           (0.26)         24
   2008                     9.17      (9.83)         654       1.38           1.51           (0.66)         21
   2007                    10.17      26.34          223       1.35           1.49           (0.77)         40
   2006 (2)                 8.05     (13.35)          39       1.35*          1.49*          (1.10)*        53

   CLASS C SHARES
   2010                   $ 8.84      13.04%    $    180       2.03%          2.08%          (1.06)%        17%
   2009                     7.82     (13.78)         122       2.00           2.06           (0.87)         24
   2008                     9.07     (10.38)         288       1.99           2.02           (1.27)         21
   2007                    10.12      25.56            6       1.89           1.92           (1.38)         40
   2006 (2)                 8.06     (13.24)          --++     1.47*          1.49*          (0.87)*        53

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

  *   ANNUALIZED.

 ** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

  ~   INCLUDES $0.012 OF FAIR FUNDS SETTLEMENT.

  #   AMOUNT REPRESENTS LESS THAN $0.001.

 ## INCLUDES PAYMENT BY AFFILIATES OF $0.001 PER SHARE. THE EFFECTS OF SUCH PAYMENTS DID NOT AFFECT THE AMOUNT SHOWN AS TOTAL RETURN FOR THE PERIOD.

  +   PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.

 ++   AMOUNT REPRESENTS LESS THAN $1,000.

(1)   COMMENCED OPERATIONS ON JULY 3, 2006.

(2)   COMMENCED OPERATIONS ON APRIL 3, 2006.

(3) FOR THE TEN MONTH PERIOD ENDED JULY 31, 2006. ON APRIL 3, 2006, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF BAILARD COGNITIVE VALUE FUND, BAILARD ENHANCED GROWTH FUND AND BAILARD INTERNATIONAL EQUITY FUND (THE "BAILARD FUNDS"). THE FISCAL YEAR END OF THE BAILARD FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK COGNITIVE VALUE FUND, HIGHMARK ENHANCED GROWTH FUND AND HIGHMARK INTERNATIONAL OPPORTUNITIES FUND, WAS SEPTEMBER 30. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.

(4)   FOR THE YEAR ENDED SEPTEMBER 30.

(5)   COMMENCED OPERATIONS ON SEPTEMBER 26, 2007.

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 163

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                       DIVIDENDS AND
                                         INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                    -------------------------------                --------------------
                           NET
                          ASSET                       NET REALIZED                                           TOTAL
                          VALUE,          NET        AND UNREALIZED      TOTAL         NET                   FROM
                        BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                        OF PERIOD   INCOME (LOSS)+     INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS      FEES
------------------------------------------------------------------------------------------------------------------------------------
--------------------------------
ENHANCED GROWTH FUND (CONTINUED)
--------------------------------

   CLASS M SHARES
   2010                   $ 8.07       $(0.005)         $ 1.150        $ 1.145      $(0.015)    $   --      $(0.015)        $  --
   2009                     9.27         0.009           (1.209)        (1.200)          --         --           --            --
   2008                    10.24        (0.026)          (0.944)        (0.970)          --         --           --            --
   2007                     8.07        (0.035)           2.205          2.170           --         --           --            --
   2006 (1)                 8.78        (0.034)          (0.676)        (0.710)          --         --           --            --
   2005 (2)                 7.89          0.03             0.94           0.97        (0.08)        --        (0.08)           --

------------------
EQUITY INCOME FUND
------------------

   FIDUCIARY SHARES
   2010                   $ 6.97       $ 0.245          $ 0.834        $ 1.079      $(0.169)    $   --      $(0.169)        $  --
   2009 (3)                 6.89         0.003            0.077          0.080           --         --           --            --

   CLASS A SHARES
   2010                   $ 6.97       $ 0.234          $ 0.883        $ 1.117      $(0.197)    $   --      $(0.197)        $  --
   2009 (4)                 7.37         0.150           (0.386)        (0.236)      (0.164)        --       (0.164)++         --
   2008 (5)                12.01          0.30^           (4.31)         (4.01)       (0.28)     (0.35)       (0.63)           --
   2007 (5)                11.43          0.29^            0.85           1.14        (0.26)     (0.30)       (0.56)           --
   2006 (5)                 9.77          0.29^            1.70           1.99        (0.27)     (0.06)       (0.33)           --
   2005 (5)(6)             10.00          0.16^           (0.32)         (0.16)       (0.07)        --        (0.07)           --

   CLASS B SHARES
   2010                   $ 6.99       $ 0.188          $ 0.877        $ 1.065      $(0.145)    $   --      $(0.145)        $  --
   2009 (4)                 7.35         0.116           (0.368)        (0.252)      (0.108)        --       (0.108)++         --
   2008 (5)                11.95          0.24^           (4.33)         (4.09)       (0.16)     (0.35)       (0.51)           --
   2007 (5)                11.38          0.22^            0.83           1.05        (0.20)     (0.28)       (0.48)           --
   2006 (5)                 9.74          0.22^            1.69           1.91        (0.21)     (0.06)       (0.27)           --
   2005 (5)(6)             10.00          0.10^          (0.31)          (0.21)       (0.05)        --        (0.05)           --

   CLASS C SHARES
   2010                   $ 6.94       $ 0.187          $ 0.868        $ 1.055      $(0.145)    $   --      $(0.145)        $  --
   2009 (4)                 7.33         0.115           (0.379)        (0.264)      (0.126)        --       (0.126)++         --
   2008 (5)                11.95          0.21^           (4.28)         (4.07)       (0.20)     (0.35)       (0.55)           --
   2007 (5)                11.40          0.22^            0.82           1.04        (0.21)     (0.28)       (0.49)           --
   2006 (5)                 9.74          0.21^            1.71           1.92        (0.20)     (0.06)       (0.26)           --
   2005 (5)(7)              9.89          0.11^           (0.21)         (0.10)       (0.05)        --        (0.05)           --

-----------------------
FUNDAMENTAL EQUITY FUND
-----------------------

   FIDUCIARY SHARES
   2010                   $16.28       $ 0.238          $ 1.671        $ 1.909      $(0.109)    $   --      $(0.109)        $  --
   2009 (8)                20.00         0.181           (3.803)        (3.622)      (0.098)        --       (0.098)           --

   CLASS A SHARES
   2010                   $16.25       $ 0.179          $ 1.680        $ 1.859      $(0.069)    $   --      $(0.069)        $  --
   2009 (8)                20.00         0.114           (3.786)        (3.672)      (0.078)        --       (0.078)           --

   CLASS C SHARES
   2010                   $16.14       $ 0.072          $ 1.767        $ 1.839      $(0.069)    $   --      $(0.069)        $  --
   2009 (8)                20.00         0.023           (3.845)        (3.822)      (0.038)        --       (0.038)           --

--------------------------
GENEVA MID CAP GROWTH FUND
--------------------------

   FIDUCIARY SHARES
   2010                   $15.04       $(0.110)         $ 3.050        $ 2.940      $    --     $   --      $    --         $  --
   2009 (9)                14.07        (0.006)           0.976          0.970           --         --           --            --

   CLASS A SHARES
   2010                   $15.03       $(0.152)         $ 3.042        $ 2.890      $    --     $   --      $    --         $  --
   2009 (3)                13.53        (0.103)           1.603          1.500           --         --           --            --
   2008 (4)                21.80         (0.17)^          (6.94)         (7.11)          --      (1.16)       (1.16)           --
   2007 (4)                18.37         (0.18)^           3.68           3.50           --      (0.07)       (0.07)           --
   2006 (4)                16.57         (0.11)^           1.91           1.80           --         --           --            --
   2005 (4)                14.06         (0.12)^           2.63           2.51           --         --           --            --

                                                                              RATIO
                                                                           OF EXPENSES
                                                                            TO AVERAGE       RATIO OF
                           NET                     NET                      NET ASSETS         NET
                          ASSET                  ASSETS,       RATIO        EXCLUDING      INVESTMENT
                          VALUE,                   END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                           END        TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION    TO AVERAGE      TURNOVER
                        OF PERIOD    RETURN**     (000)      NET ASSETS    OF EXPENSES     NET ASSETS        RATE
-------------------------------------------------------------------------------------------------------------------
--------------------------------
ENHANCED GROWTH FUND (CONTINUED)
--------------------------------

   CLASS M SHARES
   2010                   $ 9.20      14.04%     $ 64,408      1.03%          1.08%          (0.06)%        17%
   2009                     8.07     (12.84)       65,867      1.00           1.06            0.13          24
   2008                     9.27      (9.47)      122,424      0.98           1.01           (0.26)         21
   2007                    10.24      26.89       137,818      0.93           0.97           (0.37)         40
   2006 (1)                 8.07      (8.09)      120,694      0.97*          0.98*          (0.46)*        53
   2005 (2)                 8.78      12.24       129,300      1.00           1.00            0.37           8

------------------
EQUITY INCOME FUND
------------------

   FIDUCIARY SHARES
   2010                   $ 7.88      15.50%     $      9      0.90%          1.80%           3.28%         46%
   2009 (3)                 6.97       1.16            76      0.90*~         2.53*~          3.43*         32

   CLASS A SHARES
   2010                   $ 7.89      16.06%     $  9,976      1.15%          2.05%           3.03%         46%
   2009 (4)                 6.97      (2.93)       11,793      1.16*~         2.47*~          3.17*         32
   2008 (5)                 7.37     (34.84)       13,298      1.15           1.68            2.95          83
   2007 (5)                12.01      10.23        28,991      1.15           1.42            2.51          85
   2006 (5)                11.43      20.75        18,437      1.15           1.74            2.83          38
   2005 (5)(6)              9.77      (1.58)        8,041      1.15*          2.71*           2.51*         44

   CLASS B SHARES
   2010                   $ 7.91      15.25%     $  1,813      1.75%          2.55%           2.43%         46%
   2009 (4)                 6.99      (3.24)        2,341      1.87*~         3.17*~          2.45*         32
   2008 (5)                 7.35     (35.44)        3,121      1.90           2.42            2.23          83
   2007 (5)                11.95       9.41         8,590      1.90           2.16            1.87          85
   2006 (5)                11.38      19.91         7,613      1.90           2.48            2.05          38
   2005 (5)(6)              9.74      (2.09)        2,969      1.90*          3.47*           1.75*         44

   CLASS C SHARES
   2010                   $ 7.85      15.22%     $  2,194      1.75%          2.55%           2.43%         46%
   2009 (4)                 6.94      (3.39)        2,832      1.87*~         3.17*~          2.45*         32
   2008 (5)                 7.33     (35.38)        4,057      1.90           2.44            2.18          83
   2007 (5)                11.95       9.39         7,171      1.90           2.16            1.81          85
   2006 (5)                11.40      19.96         5,338      1.90           2.45            2.02          38
   2005 (5)(7)              9.74      (1.00)        1,466      1.89*          3.47*           1.77*         44

-----------------------
FUNDAMENTAL EQUITY FUND
-----------------------

   FIDUCIARY SHARES
   2010                   $18.08      11.78%     $ 15,592      0.89%          1.67%           1.33%         26%
   2009 (8)                16.28     (18.02)       11,450      0.82*          1.81*           1.22*         62

   CLASS A SHARES
   2010                   $18.04      11.44%     $      5      1.22%          1.92%           1.00%         26%
   2009 (8)                16.25     (18.29)            3      1.22*          2.06*           0.82*         62

   CLASS C SHARES
   2010                   $17.91      11.39%     $     12      1.82%          2.42%           0.40%         26%
   2009 (8)                16.14     (19.08)           --      1.82*          2.56*           0.22*         62

--------------------------
GENEVA MID CAP GROWTH FUND
--------------------------

   FIDUCIARY SHARES
   2010                   $17.98      19.55%     $ 19,588      1.11%          1.32%          (0.63)%        26%
   2009 (9)                15.04       6.89         1,459      1.13*~         1.25*~         (0.50)*        24

   CLASS A SHARES
   2010                   $17.92      19.22%     $176,924      1.38%          1.57%          (0.90)%        26%
   2009 (3)                15.03      11.16       148,670      1.70*~         1.72*~         (1.07)*        24
   2008 (4)                13.53     (34.29)      132,592      1.38           1.38           (0.91)         22
   2007 (4)                21.80      19.11       211,653      1.37           1.37           (0.90)         36
   2006 (4)                18.37      10.86       184,239      1.36           1.36           (0.76)         22
   2005 (4)                16.57      17.85       100,553      1.40           1.40           (0.98)         20

        The accompanying notes are an integral part of the financial statements.

164 HIGHMARK(R) FUNDS

                                                                                       DIVIDENDS AND
                                         INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                    -------------------------------                --------------------
                           NET
                          ASSET                       NET REALIZED                                           TOTAL
                          VALUE,          NET        AND UNREALIZED      TOTAL         NET                   FROM
                        BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                        OF PERIOD   INCOME (LOSS)+     INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS      FEES
------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------
GENEVA MID CAP GROWTH FUND (CONTINUED)
--------------------------------------

   CLASS B SHARES
   2010                   $13.87       $(0.233)         $ 2.803        $ 2.570      $    --     $    --      $    --        $  --
   2009 (3)                12.55        (0.158)           1.478          1.320           --          --           --           --
   2008 (4)                20.45         (0.34)^          (6.40)         (6.74)          --       (1.16)       (1.16)          --
   2007 (4)                17.37         (0.38)^           3.53           3.15           --       (0.07)       (0.07)          --
   2006 (4)                15.79         (0.28)^           1.86           1.58           --          --           --           --
   2005 (4)                13.49         (0.24)^           2.54           2.30           --          --           --           --

   CLASS C SHARES
   2010                   $14.04       $(0.237)         $ 2.837        $ 2.600      $    --     $    --      $    --        $  --
   2009 (3)                12.70        (0.160)           1.500          1.340           --          --           --           --
   2008 (4)                20.69         (0.28)^          (6.55)         (6.83)          --       (1.16)       (1.16)          --
   2007 (4)                17.57         (0.31)^           3.50           3.19           --       (0.07)       (0.07)          --
   2006 (4)                15.97         (0.23)^           1.83           1.60           --          --           --           --
   2005 (4)                13.65         (0.20)^           2.52           2.32           --          --           --           --

----------------------------
GENEVA SMALL CAP GROWTH FUND
----------------------------

   FIDUCIARY SHARES
   2010                   $20.70       $(0.204)         $ 3.954        $ 3.750      $    --     $    --      $    --        $  --#
   2009 (10)               20.00        (0.018)           0.718          0.700           --          --           --           --

   CLASS A SHARES
   2010                   $20.70       $(0.264)         $ 3.954        $ 3.690      $    --     $    --      $    --        $  --#
   2009 (10)               20.00        (0.025)           0.725          0.700           --          --           --           --

   CLASS C SHARES
   2010                   $20.69       $(0.401)         $ 3.941        $ 3.540      $    --     $    --      $    --        $  --#
   2009 (10)               20.00        (0.039)           0.729          0.690           --          --           --           --

--------------------------------
INTERNATIONAL OPPORTUNITIES FUND
--------------------------------

   FIDUCIARY SHARES
   2010                   $ 6.00        $ 0.092         $ 0.392        $ 0.484      $(0.154)    $    --      $(0.154)       $  --#
   2009                     8.48          0.117          (2.343)        (2.226)      (0.109)     (0.145)      (0.254)          --#
   2008                     9.93          0.175          (1.106)        (0.931)      (0.155)     (0.364)      (0.519)          --#
   2007                     8.53          0.154           2.203          2.357       (0.128)     (0.829)      (0.957)          --
   2006 (11)                8.69          0.073          (0.233)        (0.160)          --          --           --           --

                                                                             RATIO
                                                                          OF EXPENSES
                                                                           TO AVERAGE       RATIO OF
                           NET                    NET                      NET ASSETS         NET
                          ASSET                 ASSETS,       RATIO        EXCLUDING      INVESTMENT
                          VALUE,                  END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                           END        TOTAL    OF PERIOD    TO AVERAGE   AND REDUCTION    TO AVERAGE      TURNOVER
                        OF PERIOD   RETURN**     (000)      NET ASSETS    OF EXPENSES     NET ASSETS        RATE
------------------------------------------------------------------------------------------------------------------
--------------------------------------
GENEVA MID CAP GROWTH FUND (CONTINUED)
--------------------------------------

   CLASS B SHARES
   2010                   $16.44      18.53%    $ 6,209       1.98%          2.07%          (1.50)%          26%
   2009 (3)                13.87      10.52       7,420       2.42*~         2.42*~         (1.78)*          24
   2008 (4)                12.55     (34.77)      8,143       2.13           2.13           (1.66)           22
   2007 (4)                20.45      18.19      17,627       2.11           2.11           (1.65)           36
   2006 (4)                17.37      10.01      23,823       2.11           2.11           (1.49)           22
   2005 (4)                15.79      17.05      22,947       2.15           2.15           (1.73)           20

   CLASS C SHARES
   2010                   $16.64      18.52%    $18,896       1.98%          2.07%          (1.50)%          26%
   2009 (3)                14.04      10.55      14,708       2.42*~         2.42*~         (1.79)*          24
   2008 (4)                12.70     (34.80)     14,433       2.13           2.13           (1.66)           22
   2007 (4)                20.69      18.21      21,790       2.12           2.12           (1.65)           36
   2006 (4)                17.57      10.02      18,953       2.11           2.11           (1.50)           22
   2005 (4)                15.97      17.00      11,395       2.15           2.15           (1.73)           20

----------------------------
GENEVA SMALL CAP GROWTH FUND
----------------------------

   FIDUCIARY SHARES
   2010                   $24.45      18.12%    $ 6,252       1.37%          2.48%          (0.89)%          62%
   2009 (10)               20.70       3.50       1,598       1.37*          8.34*          (0.73)*           7

   CLASS A SHARES
   2010                   $24.39      17.83%    $ 3,220       1.62%          2.73%          (1.15)%          62%
   2009 (10)               20.70       3.50       1,988       1.62*          8.59*          (0.98)*           7

   CLASS C SHARES
   2010                   $24.23      17.11%    $   260       2.22%          3.23%          (1.75)%          62%
   2009 (10)               20.69       3.45          36       2.22*          9.09*          (1.58)*           7

--------------------------------
INTERNATIONAL OPPORTUNITIES FUND
--------------------------------

   FIDUCIARY SHARES
   2010                   $ 6.33       8.03%    $79,237       1.44%          1.53%           1.44%           84%
   2009                     6.00     (25.64)     63,644       1.39           1.56            2.10           134
   2008                     8.48     (10.10)     97,714       1.34           1.50            1.86            86
   2007                     9.93      29.30      60,509       1.26           1.48            1.65            32
   2006 (11)                8.53      (1.84)     13,422       1.29*          1.34*           2.65*           48

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. FOR NET ASSETS AT END OF PERIOD, "--" IS AN AMOUNT LESS THAN $1,000.

   *  ANNUALIZED.

  ** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

   ~ RATIOS OF EXPENSES TO AVERAGE NET ASSETS INCLUDE INTEREST EXPENSES OF LESS THAN 0.005% FOR THE PERIOD ENDED JULY 31, 2009, WHICH IS NOT INCLUDED IN THE CONTRACTUAL EXPENSE LIMITATIONS. THE INTEREST EXPENSE IS FROM UTILIZING A LINE OF CREDIT.

   #  AMOUNT REPRESENTS LESS THAN $0.001.

   + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD, UNLESS OTHERWISE INDICATED.

  ++ INCLUDES RETURN OF CAPITAL OF $0.005 FOR CLASS A SHARES AND $0.004 FOR CLASS B SHARES AND CLASS C SHARES.

   ^  PER SHARE AMOUNTS CALCULATED USING SEC METHOD.

 (1) FOR THE TEN MONTH PERIOD ENDED JULY 31, 2006. ON APRIL 3, 2006, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF BAILARD COGNITIVE VALUE FUND, BAILARD ENHANCED GROWTH FUND AND BAILARD INTERNATIONAL EQUITY FUND (THE "BAILARD FUNDS"). THE FISCAL YEAR END OF THE BAILARD FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK COGNITIVE VALUE FUND, HIGHMARK ENHANCED GROWTH FUND AND HIGHMARK INTERNATIONAL OPPORTUNITIES FUND, WAS SEPTEMBER 30. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.

 (2)  FOR THE YEAR ENDED SEPTEMBER 30.

 (3)  COMMENCED OPERATIONS ON JULY 24, 2009.

 (4) FOR THE NINE MONTH PERIOD ENDED JULY 31, 2009. ON JUNE 8, 2009, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF NORTH TRACK EQUITY INCOME FUND, NORTH TRACK GENEVA GROWTH FUND, NORTH TRACK NYSE ARCA TECH 100 INDEX FUND AND NORTH TRACK WISCONSIN TAX-EXEMPT FUND (THE "NORTH TRACK FUNDS"). THE FISCAL YEAR END OF THE NORTH TRACK FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK EQUITY INCOME FUND, HIGHMARK GENEVA MID CAP GROWTH FUND, HIGHMARK NYSE ARCA TECH 100 INDEX FUND AND HIGHMARK WISCONSIN TAX-EXEMPT FUND, WAS OCTOBER 31. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.

 (5)  FOR THE YEAR ENDED OCTOBER 31.

 (6)  COMMENCED OPERATIONS ON APRIL 1, 2005.

 (7)  COMMENCED OPERATIONS ON APRIL 4, 2005.

 (8)  COMMENCED OPERATIONS ON AUGUST 1, 2008.

 (9)  COMMENCED OPERATIONS ON JUNE 26, 2009.

(10)  COMMENCED OPERATIONS ON JUNE 12, 2009.

(11)  COMMENCED OPERATIONS ON APRIL 4, 2006.

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 165

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                       DIVIDENDS AND
                                         INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                    -------------------------------                --------------------
                           NET
                          ASSET                       NET REALIZED                                           TOTAL
                          VALUE,          NET        AND UNREALIZED      TOTAL         NET                   FROM
                        BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                        OF PERIOD   INCOME (LOSS)+     INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS      FEES
------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)
--------------------------------------------

   CLASS A SHARES
   2010                   $ 5.98       $  0.082         $ 0.401        $ 0.483      $(0.143)    $    --      $(0.143)      $   --+++
   2009                     8.45          0.107          (2.340)        (2.233)      (0.092)     (0.145)      (0.237)          --+++
   2008                     9.90          0.157          (1.098)        (0.941)      (0.145)     (0.364)      (0.509)          --+++
   2007                     8.52          0.136           2.194          2.330       (0.121)     (0.829)      (0.950)          --
   2006 (1)                 8.63          0.052          (0.184)        (0.132)          --          --           --        0.022

   CLASS C SHARES
   2010                   $ 5.92       $  0.038         $ 0.390        $ 0.428      $(0.088)    $    --      $(0.088)      $   --+++
   2009                     8.35          0.068          (2.297)        (2.229)      (0.056)     (0.145)      (0.201)          --+++
   2008                     9.81          0.090          (1.088)        (0.998)      (0.098)     (0.364)      (0.462)          --+++
   2007                     8.49          0.056           2.193          2.249       (0.100)     (0.829)      (0.929)          --
   2006 (1)                 8.63          0.034          (0.174)        (0.140)          --          --           --           --

   CLASS M SHARES
   2010                   $ 6.00       $  0.102         $ 0.398        $ 0.500      $(0.160)    $    --      $(0.160)      $   --+++
   2009                     8.48          0.124          (2.343)        (2.219)      (0.116)     (0.145)      (0.261)          --+++
   2008                     9.93          0.187          (1.112)        (0.925)      (0.161)     (0.364)      (0.525)          --+++
   2007                     8.52          0.139           2.229          2.368       (0.129)     (0.829)      (0.958)          --
   2006 (2)                 7.54          0.095           1.219          1.314       (0.146)     (0.188)      (0.334)          --
   2005 (3)                 5.79           0.07            1.73           1.80        (0.05)         --        (0.05)          --

---------------------
LARGE CAP GROWTH FUND
---------------------

   FIDUCIARY SHARES
   2010                   $ 7.87       $  0.101         $ 0.909        $ 1.010      $(0.070)    $    --      $(0.070)      $   --
   2009                     9.11          0.072          (1.263)^       (1.191)      (0.049)         --       (0.049)          --
   2008                    10.03          0.068          (0.933)        (0.865)      (0.055)         --       (0.055)          --
   2007                     8.77          0.040           1.231          1.271       (0.011)         --       (0.011)          --
   2006                     8.61          0.009           0.170          0.179       (0.019)         --       (0.019)          --

   CLASS A SHARES
   2010                   $ 7.74       $  0.076         $ 0.891        $ 0.967      $(0.067)    $    --      $(0.067)      $   --
   2009                     8.95          0.051          (1.238)^       (1.187)      (0.023)         --       (0.023)          --
   2008                     9.85          0.040          (0.916)        (0.876)      (0.024)         --       (0.024)          --
   2007                     8.63          0.014           1.206          1.220           --          --           --           --
   2006                     8.48         (0.013)          0.167          0.154       (0.004)         --       (0.004)          --

   CLASS B SHARES
   2010                   $ 7.22       $  0.023         $ 0.827        $ 0.850      $    --     $    --      $    --       $   --
   2009                     8.35          0.008          (1.138)^       (1.130)          --          --           --           --
   2008                     9.23         (0.017)         (0.863)        (0.880)          --          --           --           --
   2007                     8.13         (0.040)          1.140          1.100           --          --           --           --
   2006                     8.03         (0.064)          0.164          0.100                       --           --           --

   CLASS C SHARES
   2010                   $ 7.21       $  0.023         $ 0.834        $ 0.857      $(0.047)   $     --      $(0.047)      $   --
   2009                     8.36          0.008          (1.158)^       (1.150)          --          --           --           --
   2008                     9.23         (0.018)         (0.852)        (0.870)          --          --           --           --
   2007                     8.14         (0.039)          1.129          1.090           --          --           --           --
   2006                     8.04         (0.064)          0.164          0.100           --          --           --           --

--------------------
LARGE CAP VALUE FUND
--------------------

   FIDUCIARY SHARES
   2010                   $ 9.36       $  0.191         $ 0.849        $ 1.040      $(0.130)    $    --      $(0.130)      $   --
   2009                    11.85          0.175          (2.489)        (2.314)      (0.176)         --       (0.176)          --
   2008                    15.16          0.208          (2.444)        (2.236)      (0.214)     (0.860)      (1.074)          --
   2007                    13.67          0.211           1.483          1.694       (0.204)         --       (0.204)          --
   2006                    12.49          0.161           1.182          1.343       (0.163)         --       (0.163)          --

                                                                              RATIO
                                                                           OF EXPENSES
                                                                            TO AVERAGE      RATIO OF
                            NET                    NET                      NET ASSETS         NET
                           ASSET                 ASSETS,       RATIO        EXCLUDING      INVESTMENT
                          VALUE,                   END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                            END       TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION    TO AVERAGE     TURNOVER
                        OF PERIOD    RETURN**     (000)      NET ASSETS    OF EXPENSES     NET ASSETS       RATE
-------------------------------------------------------------------------------------------------------------------
--------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)
--------------------------------------------

   CLASS A SHARES
   2010                   $ 6.32       8.04%     $  6,693      1.60%          1.78%           1.28%          84%
   2009                     5.98     (25.77)       10,004      1.57           1.81            1.92          134
   2008                     8.45     (10.33)       17,766      1.53           1.75            1.68           86
   2007                     9.90      29.00        14,532      1.50           1.74            1.45           32
   2006 (1)                 8.52      (1.27)        1,952      1.69*          1.84*           1.88*          48

   CLASS C SHARES
   2010                   $ 6.26       7.39%     $  1,975      2.28%          2.28%           0.60%          84%
   2009                     5.92     (26.34)        2,217      2.27           2.31            1.22          134
   2008                     8.35     (10.87)        4,582      2.23           2.25            0.98           86
   2007                     9.81      28.04         3,159      2.18           2.23            0.61           32
   2006 (1)                 8.49      (1.62)          731      2.28*          2.33*           1.23*          48

   CLASS M SHARES
   2010                   $ 6.34       8.31%     $133,321      1.28%          1.28%           1.60%          84%
   2009                     6.00     (25.55)      134,220      1.27           1.31            2.22          134
   2008                     8.48     (10.05)      232,701      1.23           1.25            1.98           86
   2007                     9.93      29.48       273,474      1.17           1.21            1.51           32
   2006 (2)                 8.52      17.96       202,134      1.25*          1.27*           1.41*          48
   2005 (3)                 7.54      31.32       170,000      1.45           1.45            1.13           74

---------------------
LARGE CAP GROWTH FUND
---------------------

   FIDUCIARY SHARES
   2010                   $ 8.81      12.82%     $ 60,078      0.99%          1.21%           1.16%          34%
   2009                     7.87     (12.97)       67,051      0.93           1.17            0.99           60
   2008                     9.11      (8.70)       92,418      0.94           1.11            0.68           43
   2007                    10.03      14.50       110,600      0.93           1.09            0.42           88
   2006                     8.77       2.07       103,454      0.89           1.07            0.10           68

   CLASS A SHARES
   2010                   $ 8.64      12.48%     $ 19,881      1.25%          1.46%           0.89%          34%
   2009                     7.74     (13.21)       17,543      1.21           1.42            0.72           60
   2008                     8.95      (8.92)       11,486      1.21           1.36            0.41           43
   2007                     9.85      14.14        14,284      1.19           1.34            0.15           88
   2006                     8.63       1.81        15,809      1.14           1.32           (0.15)          68

   CLASS B SHARES
   2010                   $ 8.07      11.77%     $  3,126      1.85%          1.96%           0.29%          34%
   2009                     7.22     (13.53)        5,292      1.81           1.92            0.12           60
   2008                     8.35      (9.53)        3,279      1.81           1.85           (0.19)          43
   2007                     9.23      13.53         5,835      1.79           1.84           (0.45)          88
   2006                     8.13       1.25         7,519      1.76           1.83           (0.77)          68

   CLASS C SHARES
   2010                   $ 8.02      11.88%     $  3,250      1.85%          1.96%           0.29%          34%
   2009                     7.21     (13.76)        3,481      1.81           1.92            0.12           60
   2008                     8.36      (9.43)          766      1.82           1.86           (0.20)          43
   2007                     9.23      13.39         1,097      1.79           1.84           (0.44)          88
   2006                     8.14       1.24         1,304      1.76           1.83           (0.77)          68

--------------------
LARGE CAP VALUE FUND
--------------------

   FIDUCIARY SHARES
   2010                   $10.27      11.12%     $ 97,347      0.97%          1.16%           1.85%         117%
   2009                     9.36     (19.43)      151,262      0.94           1.11            1.93           66
   2008                    11.85     (15.65)      171,314      0.90           1.09            1.53           65
   2007                    15.16      12.40       216,156      0.89           1.08            1.39           84
   2006                    13.67      10.82       168,092      0.92           1.08            1.23           81

        The accompanying notes are an integral part of the financial statements.

166 HIGHMARK(R) FUNDS

                                                                                       DIVIDENDS AND
                                         INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                    -------------------------------                --------------------
                           NET
                          ASSET                       NET REALIZED                                            TOTAL
                          VALUE,          NET        AND UNREALIZED      TOTAL         NET                    FROM
                        BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                        OF PERIOD   INCOME (LOSS)+     INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS      FEES
------------------------------------------------------------------------------------------------------------------------------------
--------------------------------
LARGE CAP VALUE FUND (CONTINUED)
--------------------------------

   CLASS A SHARES
   2010                   $ 9.38       $ 0.164          $ 0.859        $ 1.023      $(0.103)    $    --      $(0.103)       $   --
   2009                    11.88         0.155           (2.503)        (2.348)      (0.152)         --       (0.152)           --
   2008                    15.19         0.177           (2.450)        (2.273)      (0.177)     (0.860)      (1.037)           --
   2007                    13.70         0.171            1.485          1.656       (0.166)         --       (0.166)           --
   2006                    12.52         0.129            1.181          1.310       (0.131)         --       (0.131)        0.001

   CLASS B SHARES
   2010                   $ 9.21       $ 0.100          $ 0.842        $ 0.942      $(0.042)    $    --      $(0.042)       $   --
   2009                    11.67         0.097           (2.459)        (2.362)      (0.098)         --       (0.098)           --
   2008                    14.94         0.092           (2.402)        (2.310)      (0.100)     (0.860)      (0.960)           --
   2007                    13.50         0.082            1.458          1.540       (0.100)         --       (0.100)           --
   2006                    12.35         0.047            1.163          1.210       (0.060)         --       (0.060)           --

   CLASS C SHARES
   2010                   $ 9.18       $ 0.100          $ 0.843        $ 0.943      $(0.043)    $    --      $(0.043)       $   --
   2009                    11.64         0.097           (2.457)        (2.360)      (0.100)         --       (0.100)           --
   2008                    14.90         0.090           (2.390)        (2.300)      (0.100)     (0.860)      (0.960)           --
   2007                    13.47         0.079            1.452          1.531       (0.101)         --       (0.101)           --
   2006                    12.32         0.046            1.166          1.212       (0.062)         --       (0.062)           --

-----------------------------
NYSE ARCA TECH 100 INDEX FUND
-----------------------------

   FIDUCIARY SHARES
   2010                   $22.06       $(0.002)         $ 3.632        $ 3.630       $   --     $    --      $    --        $   --
   2009 (4)                22.04         0.001            0.019          0.020           --          --           --            --

   CLASS A SHARES
   2010                   $22.06       $(0.063)         $ 3.623        $ 3.560       $   --     $    --      $    --        $   --
   2009 (5)                18.53        (0.029)           3.559          3.530           --          --           --            --
   2008 (6)                29.13         (0.10)^^        (10.50)        (10.60)          --          --           --            --
   2007 (6)                24.67         (0.12)^^          4.58           4.46           --          --           --            --
   2006 (6)                23.10         (0.12)^^          1.69           1.57           --          --           --            --
   2005 (6)                20.73         (0.11)^^          2.48           2.37           --          --           --            --

   CLASS B SHARES
   2010                   $20.22       $(0.191)         $ 3.321        $ 3.130       $   --     $    --      $    --        $   --
   2009 (5)                17.08        (0.115)           3.255          3.140           --          --           --            --
   2008 (6)                27.06         (0.37)^^         (9.61)         (9.98)          --          --           --            --
   2007 (6)                23.09         (0.37)^^          4.34           3.97           --          --           --            --
   2006 (6)                21.78         (0.31)^^          1.62           1.31           --          --           --            --
   2005 (6)                19.69         (0.28)^^          2.37           2.09           --          --           --            --

                                                                              RATIO
                                                                           OF EXPENSES
                                                                            TO AVERAGE      RATIO OF
                            NET                    NET                      NET ASSETS         NET
                           ASSET                 ASSETS,       RATIO        EXCLUDING      INVESTMENT
                          VALUE,                    END     OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                            END       TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION    TO AVERAGE     TURNOVER
                        OF PERIOD    RETURN**     (000)      NET ASSETS    OF EXPENSES     NET ASSETS       RATE
-------------------------------------------------------------------------------------------------------------------
--------------------------------
LARGE CAP VALUE FUND (CONTINUED)
--------------------------------

   CLASS A SHARES
   2010                   $10.30       10.91%    $ 22,407      1.23%          1.41%           1.59%        117%
   2009                     9.38      (19.69)      28,212      1.20           1.36            1.67          66
   2008                    11.88      (15.85)      42,433      1.16           1.34            1.27          65
   2007                    15.19       12.09      153,045      1.14           1.33            1.13          84
   2006                    13.70       10.52      134,433      1.17           1.32            0.98          81

   CLASS B SHARES
   2010                   $10.11       10.23%    $  1,265      1.83%          1.91%           0.99%        117%
   2009                     9.21      (20.18)       2,101      1.80           1.86            1.07          66
   2008                    11.67      (16.33)       1,287      1.76           1.83            0.68          65
   2007                    14.94       11.40        2,502      1.74           1.83            0.55          84
   2006                    13.50        9.81        3,042      1.79           1.84            0.36          81

   CLASS C SHARES
   2010                   $10.08       10.27%    $  3,232      1.83%          1.91%           0.99%        117%
   2009                     9.18      (20.22)       4,025      1.80           1.86            1.07          66
   2008                    11.64      (16.31)       5,192      1.77           1.84            0.67          65
   2007                    14.90       11.36        7,742      1.74           1.83            0.53          84
   2006                    13.47        9.86        5,927      1.79           1.84            0.36          81

-----------------------------
NYSE ARCA TECH 100 INDEX FUND
-----------------------------

FIDUCIARY SHARES
   2010                   $25.69       16.46%    $    312      0.83%          1.00%          (0.01)%         9%
   2009 (4)                22.06        0.09           20      0.83*~#        0.97*~#         0.24*#        10

   CLASS A SHARES
   2010                   $25.62       16.18%    $162,267      1.08%          1.25%          (0.26)%         9%
   2009 (5)                22.06       19.05      166,899      1.27*~#        1.42*~         (0.21)*#       10
   2008 (6)                18.53      (36.39)     157,076      1.08++         1.08           (0.37)++       19
   2007 (6)                29.13       18.08      279,501      0.99++         0.99           (0.45)++       14
   2006 (6)                24.67        6.80      275,177      0.99##         0.99           (0.47)##       11
   2005 (6)                23.10       11.43      289,674      1.02##         1.02           (0.48)##       17

   CLASS B SHARES
   2010                   $23.35       15.48%    $  9,889      1.68%          1.75%          (0.86)%         9%
   2009 (5)                20.22       18.38       14,422      1.99*~#        2.11*~         (0.92)*#       10
   2008 (6)                17.08      (36.88)      17,314      1.82++         1.82           (1.10)++       19
   2007 (6)                27.06       17.19       54,103      1.74++         1.74           (1.20)++       14
   2006 (6)                23.09        6.01       74,106      1.74##         1.74           (1.22)##       11
   2005 (6)                21.78       10.61       87,420      1.77##         1.77           (1.23)##       17

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

  *   ANNUALIZED.

 ** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

  ~ RATIOS OF EXPENSES TO AVERAGE NET ASSETS INCLUDE INTEREST EXPENSES OF LESS THAN 0.005% FOR THE PERIOD ENDED JULY 31, 2009, WHICH IS NOT INCLUDED IN THE CONTRACTUAL EXPENSES LIMITATION. THE INTEREST EXPENSE IS FROM UTILIZING A LINE OF CREDIT.

  + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD, UNLESS OTHERWISE INDICATED.

 ++   DOES NOT REFLECT VENDOR REIMBURSEMENT OF 0.03%.

+++   AMOUNT REPRESENTS LESS THAN $0.001.

  #   DOES NOT REFLECT VENDOR REIMBURSEMENT OF 0.08%.

 ##   DOES NOT REFLECT VENDOR REIMBURSEMENT OF 0.02%.

  ^   INCLUDES $0.017 OF FAIR FUNDS SETTLEMENT.

 ^^   PER SHARE AMOUNTS CALCULATED USING SEC METHOD.

(1)   COMMENCED OPERATIONS ON APRIL 3, 2006.

(2) FOR THE TEN MONTH PERIOD ENDED JULY 31, 2006. ON APRIL 3, 2006, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF BAILARD COGNITIVE VALUE FUND, BAILARD ENHANCED GROWTH FUND AND BAILARD INTERNATIONAL EQUITY FUND (THE "BAILARD FUNDS"). THE FISCAL YEAR END OF THE BAILARD FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK COGNITIVE VALUE FUND, HIGHMARK ENHANCED GROWTH FUND AND HIGHMARK INTERNATIONAL OPPORTUNITIES FUND, WAS SEPTEMBER 30. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.

(3)   FOR THE YEAR ENDED SEPTEMBER 30.

(4)   COMMENCED OPERATIONS ON JULY 23, 2009.

(5) FOR THE NINE MONTH PERIOD ENDED JULY 31, 2009. ON JUNE 8, 2009, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF NORTH TRACK EQUITY INCOME FUND, NORTH TRACK GENEVA GROWTH FUND, NORTH TRACK NYSE ARCA TECH 100 INDEX FUND AND NORTH TRACK WISCONSIN TAX-EXEMPT FUND (THE "NORTH TRACK FUNDS"). THE FISCAL YEAR END OF THE NORTH TRACK FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK EQUITY INCOME FUND, HIGHMARK GENEVA GROWTH FUND, HIGHMARK NYSE ARCA TECH 100 INDEX FUND AND HIGHMARK WISCONSIN TAX-EXEMPT FUND, WAS OCTOBER 31. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.

(6)   FOR THE YEAR ENDED OCTOBER 31.

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 167

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                       DIVIDENDS AND
                                         INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                    -------------------------------                --------------------
                           NET
                          ASSET                       NET REALIZED                                           TOTAL
                          VALUE,          NET        AND UNREALIZED      TOTAL         NET                   FROM
                        BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                        OF PERIOD   INCOME (LOSS)+     INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS      FEES
------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------
NYSE ARCA TECH 100 INDEX FUND (CONTINUED)
-----------------------------------------

   CLASS C SHARES
   2010                   $20.59       $(0.196)         $ 3.386        $ 3.190      $    --     $    --      $    --      $    --
   2009 (1)                17.39        (0.117)           3.317          3.200           --          --           --           --
   2008 (2)                27.55         (0.30)^          (9.86)        (10.16)          --          --           --           --
   2007 (2)                23.51         (0.32)^           4.36           4.04           --          --           --           --
   2006 (2)                22.17         (0.31)^           1.65           1.34           --          --           --           --
   2005 (2)                20.05         (0.28)^           2.40           2.12           --          --           --           --

------------------------
SMALL CAP ADVANTAGE FUND
------------------------

   FIDUCIARY SHARES
   2010                   $11.85       $(0.041)         $ 2.787        $ 2.746      $(0.056)    $    --      $(0.056)     $    --
   2009                    16.45         0.055           (4.636)        (4.581)      (0.019)         --       (0.019)          --+++
   2008                    18.83         0.089           (2.249)        (2.160)      (0.110)     (0.110)      (0.220)          --
   2007 (3)                20.00         0.052           (1.222)        (1.170)          --          --           --           --

   CLASS A SHARES
   2010                   $11.80       $(0.084)         $ 2.779        $ 2.695      $(0.025)    $    --      $(0.025)      $   --
   2009                    16.43         0.020           (4.634)        (4.614)      (0.016)         --       (0.016)          --+++
   2008                    18.82         0.038           (2.246)        (2.208)      (0.072)     (0.110)      (0.182)          --
   2007 (3)                20.00         0.021           (1.201)        (1.180)          --          --           --           --

   CLASS C SHARES
   2010                   $11.65       $(0.161)         $ 2.731        $ 2.570      $    --     $    --      $    --      $    --
   2009                    16.36        (0.048)          (4.662)        (4.710)          --          --           --           --+++
   2008                    18.80        (0.062)          (2.254)        (2.316)      (0.014)     (0.110)      (0.124)          --
   2007 (3)                20.00        (0.031)          (1.169)        (1.200)          --          --           --           --
--------------------
SMALL CAP VALUE FUND
--------------------

   FIDUCIARY SHARES
   2010                   $ 9.48       $ 0.116          $ 2.262        $ 2.378      $(0.128)    $    --      $(0.128)      $   --+++
   2009                    11.52         0.174           (1.966)        (1.792)      (0.186)     (0.062)      (0.248)          --+++
   2008                    17.05         0.166           (2.630)        (2.464)      (0.190)     (2.877)      (3.067)       0.001
   2007                    18.12         0.215            1.128          1.343       (0.180)     (2.234)      (2.414)       0.001
   2006                    19.55         0.115           (0.156)        (0.041)      (0.080)     (1.309)      (1.389)          --

   CLASS A SHARES
   2010                   $ 9.22       $ 0.084          $ 2.204        $ 2.288      $(0.108)    $    --      $(0.108)      $   --+++
   2009                    11.22         0.141           (1.907)        (1.766)      (0.172)     (0.062)      (0.234)          --+++
   2008                    16.68         0.128           (2.570)        (2.442)      (0.142)     (2.877)      (3.019)       0.001
   2007                    17.77         0.167            1.109          1.276       (0.133)     (2.234)      (2.367)       0.001
   2006                    19.21         0.068           (0.145)        (0.077)      (0.054)     (1.309)      (1.363)          --

   CLASS B SHARES
   2010                   $ 8.69       $ 0.019          $ 2.079        $ 2.098      $(0.048)    $    --      $(0.048)      $   --+++
   2009                    10.53         0.090           (1.788)        (1.698)      (0.080)     (0.062)      (0.142)          --+++
   2008                    15.85         0.046           (2.430)        (2.384)      (0.060)     (2.877)      (2.937)       0.001
   2007                    17.01         0.058            1.052          1.110       (0.037)     (2.234)      (2.271)       0.001
   2006                    18.51        (0.043)          (0.148)        (0.191)          --      (1.309)      (1.309)          --

   CLASS C SHARES
   2010                   $ 8.63       $ 0.019          $ 2.076        $ 2.095      $(0.055)    $    --      $(0.055)      $   --+++
   2009                    10.48         0.089           (1.783)        (1.694)      (0.094)     (0.062)      (0.156)          --+++
   2008                    15.76         0.048           (2.415)        (2.367)      (0.037)     (2.877)      (2.914)       0.001
   2007                    16.94         0.052            1.056          1.108       (0.055)     (2.234)      (2.289)       0.001
   2006                    18.43        (0.044)          (0.137)        (0.181)          --      (1.309)      (1.309)          --

                                                                              RATIO
                                                                           OF EXPENSES
                                                                            TO AVERAGE      RATIO OF
                           NET                     NET                      NET ASSETS         NET
                          ASSET                  ASSETS,       RATIO        EXCLUDING      INVESTMENT
                          VALUE,                   END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                           END        TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION    TO AVERAGE      TURNOVER
                        OF PERIOD    RETURN**     (000)      NET ASSETS    OF EXPENSES     NET ASSETS        RATE
-------------------------------------------------------------------------------------------------------------------
-----------------------------------------
NYSE ARCA TECH 100 INDEX FUND (CONTINUED)
-----------------------------------------

   CLASS C SHARES
   2010                   $23.78      15.49%     $ 10,680     1.68%           1.75%         (0.86)%           9%
   2009 (1)                20.59      18.40        10,620     1.99*~##        2.11*~        (0.92)*##        10
   2008 (2)                17.39     (36.88)       12,839     1.82++          1.82          (1.12)++         19
   2007 (2)                27.55      17.18        26,946     1.74++          1.74          (1.20)++         14
   2006 (2)                23.51       6.04        27,514     1.74###         1.74          (1.22)###        11
   2005 (2)                22.17      10.57        33,503     1.77###         1.77          (1.24)###        17

------------------------
SMALL CAP ADVANTAGE FUND
------------------------

   FIDUCIARY SHARES
   2010                   $14.54     23.32%      $ 23,527     1.30%           1.79%         (0.30)%          78%
   2009                    11.85     (27.90)       22,084     1.27            1.85           0.48            61
   2008                    16.45     (11.48)       26,984     1.26            1.67           0.54            87
   2007 (3)                18.83      (5.85)       27,572     1.30*           1.60*          0.61*           26

   CLASS A SHARES
   2010                   $14.47     22.86%      $    310     1.60%           2.04%         (0.61)%          78%
   2009                    11.80     (28.08)          227     1.57            2.10           0.18            61
   2008                    16.43     (11.74)          168     1.57            1.91           0.23            87
   2007 (3)                18.82      (5.90)          117     1.56*           2.02*          0.24*           26

   CLASS C SHARES
   2010                   $14.22      22.17%     $     77     2.20%           2.54%         (1.21)%          78%
   2009                    11.65     (28.85)           87     2.17            2.60          (0.42)           61
   2008                    16.36     (12.33)          133     2.17            2.43          (0.38)           87
   2007 (3)                18.80      (6.00)          131     2.17*           2.62*         (0.35)*          26

--------------------
SMALL CAP VALUE FUND
--------------------

   FIDUCIARY SHARES
   2010                   $11.73      25.21%     $ 32,878     1.24%           1.66%          1.05%           34%
   2009                     9.48     (15.08)       32,222     1.25            1.58           2.01            37
   2008                    11.52     (15.68)       81,102     1.35            1.51           1.23            25
   2007                    17.05       6.83       178,805     1.34            1.48           1.16            46
   2006                    18.12      (0.01)      164,131     1.32            1.49           0.62            35

   CLASS A SHARES
   2010                   $11.40      24.93%     $ 31,263     1.51%           1.91%          0.79%           34%
   2009                     9.22     (15.28)       36,132     1.51            1.83           1.75            37
   2008                    11.22     (15.91)       35,794     1.61            1.76           0.97            25
   2007                    16.68       6.58        59,512     1.59            1.73           0.91            46
   2006                    17.77      (0.21)       64,484     1.57            1.74           0.37            35

   CLASS B SHARES
   2010                   $10.74      24.19%     $  1,703     2.11%           2.41%          0.19%           34%
   2009                     8.69     (15.82)        2,890     2.11            2.33           1.15            37
   2008                    10.53     (16.43)        5,622     2.21            2.26           0.37            25
   2007                    15.85       5.86        10,987     2.19            2.23           0.33            46
   2006                    17.01      (0.87)       13,145     2.18            2.24          (0.25)           35

   CLASS C SHARES
   2010                   $10.67      24.33%     $  4,543     2.11%           2.41%          0.19%           34%
   2009                     8.63     (15.84)        4,952     2.11            2.33           1.15            37
   2008                    10.48     (16.40)        8,223     2.20            2.25           0.38            25
   2007                    15.76       5.88        20,268     2.19            2.23           0.30            46
   2006                    16.94      (0.82)       18,990     2.18            2.24          (0.25)           35

        The accompanying notes are an integral part of the financial statements.

168 HIGHMARK(R) FUNDS

                                                                                       DIVIDENDS AND
                                         INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                    -------------------------------                --------------------
                           NET
                          ASSET                       NET REALIZED                                           TOTAL
                          VALUE,          NET        AND UNREALIZED      TOTAL         NET                   FROM
                        BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                        OF PERIOD   INCOME (LOSS)+     INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS      FEES
------------------------------------------------------------------------------------------------------------------------------------
-------------------
VALUE MOMENTUM FUND
-------------------

   FIDUCIARY SHARES
   2010                   $12.17       $0.265           $ 1.368        $ 1.633      $(0.163)    $    --      $(0.163)        $ --
   2009                    17.53        0.221            (4.399)        (4.178)      (0.223)     (0.959)      (1.182)          --
   2008                    24.21        0.279            (2.950)        (2.671)      (0.283)     (3.726)      (4.009)          --
   2007                    23.25        0.343             3.381          3.724       (0.343)     (2.421)      (2.764)          --
   2006                    24.07        0.314             1.777          2.091       (0.311)     (2.600)      (2.911)          --

   CLASS A SHARES
   2010                   $12.14       $0.230           $ 1.369        $ 1.599      $(0.129)    $    --      $(0.129)        $ --
   2009                    17.50        0.186            (4.395)        (4.209)      (0.192)     (0.959)      (1.151)          --
   2008                    24.17        0.224            (2.934)        (2.710)      (0.234)     (3.726)      (3.960)          --
   2007                    23.22        0.282             3.373          3.655       (0.284)     (2.421)      (2.705)          --
   2006                    24.04        0.255             1.780          2.035       (0.255)     (2.600)      (2.855)          --

   CLASS B SHARES
   2010                   $11.88       $0.146           $ 1.339        $ 1.485      $(0.045)    $    --      $(0.045)        $ --
   2009                    17.16        0.115            (4.312)        (4.197)      (0.124)     (0.959)      (1.083)          --
   2008                    23.79        0.100            (2.880)        (2.780)      (0.124)     (3.726)      (3.850)          --
   2007                    22.92        0.136             3.325          3.461       (0.170)     (2.421)      (2.591)          --
   2006                    23.79        0.114             1.746          1.860       (0.130)     (2.600)      (2.730)          --

   CLASS C SHARES
   2010                   $11.84       $0.145           $ 1.322        $ 1.467      $(0.047)    $    --      $(0.047)        $ --
   2009                    17.10        0.113            (4.289)        (4.176)      (0.125)     (0.959)      (1.084)          --
   2008                    23.72        0.107            (2.866)        (2.759)      (0.135)     (3.726)      (3.861)          --
   2007                    22.86        0.127             3.330          3.457       (0.176)     (2.421)      (2.597)          --
   2006                    23.74        0.110             1.742          1.852       (0.132)     (2.600)      (2.732)          --

------------------------------
CAPITAL GROWTH ALLOCATION FUND
------------------------------

   FIDUCIARY SHARES
   2010                   $16.15       $0.176           $ 2.112        $ 2.288      $(0.168)    $    --      $(0.168)        $ --
   2009                    21.86        0.196            (4.304)        (4.108)      (0.230)     (1.372)      (1.602)          --
   2008                    25.72        0.306            (2.894)        (2.588)      (0.360)     (0.912)      (1.272)          --
   2007 (4)                25.10        0.140             1.218          1.358       (0.419)     (0.319)      (0.738)          --

   CLASS A SHARES
   2010                   $16.14       $0.131           $ 2.103        $ 2.234      $(0.134)    $    --      $(0.134)        $ --
   2009                    21.85        0.167            (4.317)        (4.150)      (0.188)     (1.372)      (1.560)          --
   2008                    25.72        0.233            (2.886)        (2.653)      (0.305)     (0.912)      (1.217)          --
   2007                    23.17        0.262             3.002          3.264       (0.395)     (0.319)      (0.714)          --
   2006                    22.16        0.112             1.066          1.178       (0.090)     (0.078)      (0.168)          --

                                                                              RATIO
                                                                           OF EXPENSES
                                                                            TO AVERAGE      RATIO OF
                           NET                     NET                      NET ASSETS         NET
                          ASSET                  ASSETS,       RATIO        EXCLUDING      INVESTMENT
                          VALUE,                   END      OF EXPENSES    FEE WAIVERS       INCOME      PORTFOLIO
                           END        TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION    TO AVERAGE     TURNOVER
                        OF PERIOD    RETURN**     (000)     NET ASSETS#   OF EXPENSES#     NET ASSETS#      RATE
------------------------------------------------------------------------------------------------------------------
-------------------
VALUE MOMENTUM FUND
-------------------
   FIDUCIARY SHARES
   2010                   $13.64      13.43%     $228,162      1.00%          1.11%           1.95%         12%
   2009                    12.17     (23.11)      229,771      0.96           1.09            1.82          20
   2008                    17.53     (12.99)      328,465      0.95           1.08            1.34          17
   2007                    24.21      16.38       445,763      0.94           1.08            1.41          19
   2006                    23.25       9.32       434,080      0.93           1.08            1.35          21

   CLASS A SHARES
   2010                   $13.61      13.18%     $ 72,132      1.25%          1.36%           1.70%         12%
   2009                    12.14     (23.30)       75,156      1.21           1.34            1.57          20
   2008                    17.50     (13.22)       24,772      1.21           1.33            1.08          17
   2007                    24.17      16.08        31,773      1.19           1.33            1.15          19
   2006                    23.22       9.06        30,047      1.18           1.34            1.09          21

   CLASS B SHARES
   2010                   $13.32      12.51%     $  3,439      1.85%          1.86%           1.10%         12%
   2009                    11.88     (23.74)        5,722      1.81           1.84            0.97          20
   2008                    17.16     (13.74)        3,823      1.80           1.83            0.49          17
   2007                    23.79      15.38         6,772      1.79           1.83            0.56          19
   2006                    22.92       8.36         7,471      1.80           1.84            0.49          21

   CLASS C SHARES
   2010                   $13.26      12.50%     $  2,548      1.85%          1.86%           1.10%         12%
   2009                    11.84     (23.76)        3,058      1.81           1.84            0.97          20
   2008                    17.10     (13.69)        1,500      1.76           1.79            0.53          17
   2007                    23.72      15.40         2,061      1.79           1.83            0.53          19
   2006                    22.86       8.34         1,442      1.80           1.84            0.49          21

------------------------------
CAPITAL GROWTH ALLOCATION FUND
------------------------------

   FIDUCIARY SHARES
   2010                   $18.27      14.17%     $    190      0.33%          0.92%           0.98%         30%
   2009                    16.15     (17.46)          179      0.33           0.81            1.31          48
   2008                    21.86     (10.56)          171      0.33           0.70            1.23          25
   2007 (4)                25.72       5.50           770      0.31*          0.70*           0.75*         16

   CLASS A SHARES
   2010                   $18.24      13.84%     $ 23,808      0.58%          1.17%           0.73%         30%
   2009                    16.14     (17.68)       23,780      0.58           1.06            1.06          48
   2008                    21.85     (10.81)       39,324      0.59           0.95            0.97          25
   2007                    25.72      14.19        49,073      0.57           0.93            1.03          16
   2006                    23.17       5.33        30,900      0.82           1.45            0.49          12

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

  *   ANNUALIZED.

 ** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

  ~ RATIOS OF EXPENSES TO AVERAGE NET ASSETS INCLUDE INTEREST EXPENSES OF LESS THAN 0.005% FOR THE PERIOD ENDED JULY 31, 2009, WHICH IS NOT INCLUDED IN THE CONTRACTUAL EXPENSES LIMITATION. THE INTEREST EXPENSE IS FROM UTILIZING A LINE OF CREDIT.

  + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD, UNLESS OTHERWISE INDICATED.

 ++   DOES NOT REFLECT VENDOR REIMBURSEMENT OF 0.03%.

+++   AMOUNT REPRESENTS LESS THAN $0.001.

  # RATIOS DO NOT INCLUDE INCOME AND EXPENSES OF THE UNDERLYING FUNDS IN WHICH THE FUND INVESTS FOR THE CAPITAL GROWTH ALLOCATION FUND.

 ##   DOES NOT REFLECT VENDOR REIMBURSEMENT OF 0.08%.

###   DOES NOT REFLECT VENDOR REIMBURSEMENT OF 0.02%.

  ^   PER SHARE AMOUNTS CALCULATED USING SEC METHODS.

(1) FOR THE NINE MONTH PERIOD ENDED JULY 31, 2009. ON JUNE 8, 2009, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF NORTH TRACK EQUITY INCOME FUND, NORTH TRACK GENEVA GROWTH FUND, NORTH TRACK NYSE ARCA TECH 100 INDEX FUND AND NORTH TRACK WISCONSIN TAX-EXEMPT FUND (THE "NORTH TRACK FUNDS"). THE FISCAL YEAR END OF THE NORTH TRACK FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK EQUITY INCOME FUND, HIGHMARK GENEVA GROWTH FUND, HIGHMARK NYSE ARCA TECH 100 INDEX FUND AND HIGHMARK WISCONSIN TAX-EXEMPT FUND, WAS OCTOBER 31. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.

(2)   FOR THE YEAR ENDED OCTOBER 31.

(3)   COMMENCED OPERATIONS ON MARCH 1, 2007.

(4)   COMMENCED OPERATIONS ON NOVEMBER 15, 2006.

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 169

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                       DIVIDENDS AND
                                         INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                    -------------------------------                --------------------
                           NET
                          ASSET                       NET REALIZED                                           TOTAL
                          VALUE,          NET        AND UNREALIZED      TOTAL         NET                   FROM
                        BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                        OF PERIOD   INCOME (LOSS)+     INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS      FEES
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------
CAPITAL GROWTH ALLOCATION FUND (CONTINUED)
------------------------------------------

   CLASS C. SHARES
   2010                   $15.99       $ 0.006          $ 2.089        $ 2.095      $(0.055)    $    --      $(0.055)       $  --
   2009                    21.55         0.058           (4.246)        (4.188)          --      (1.372)      (1.372)          --
   2008                    25.42         0.063           (2.849)        (2.786)      (0.172)     (0.912)      (1.084)          --
   2007                    22.97         0.069            2.989          3.058       (0.289)     (0.319)      (0.608)          --
   2006                    22.07        (0.057)           1.063          1.006       (0.028)     (0.078)      (0.106)          --

----------------------------------
DIVERSIFIED EQUITY ALLOCATION FUND
----------------------------------

   FIDUCIARY SHARES
   2010                   $14.03       $ 0.119          $ 1.965        $ 2.084      $(0.074)    $    --      $(0.074)       $  --
   2009                    18.08         0.117           (3.776)        (3.659)      (0.060)     (0.331)      (0.391)          --
   2008                    20.97         0.180           (2.718)        (2.538)      (0.210)     (0.142)      (0.352)          --
   2007 (1)                20.00         0.239            0.973          1.212       (0.242)         --       (0.242)          --

   CLASS A SHARES
   2010                   $13.98       $ 0.078          $ 1.959        $ 2.037      $(0.057)    $    --      $(0.057)       $  --
   2009                    18.02         0.088           (3.753)        (3.665)      (0.044)     (0.331)      (0.375)          --
   2008                    20.94         0.122           (2.702)        (2.580)      (0.198)     (0.142)      (0.340)          --
   2007 (1)                20.00         0.042            1.134          1.176       (0.236)         --       (0.236)          --

   CLASS C SHARES
   2010                   $13.79       $(0.031)         $ 1.939        $ 1.908      $(0.008)    $    --      $(0.008)       $  --
   2009                    17.85        (0.004)          (3.724)        (3.728)      (0.001)     (0.331)      (0.332)          --
   2008                    20.85        (0.020)          (2.690)        (2.710)      (0.148)     (0.142)      (0.290)          --
   2007 (1)                20.00        (0.119)           1.200          1.081       (0.231)         --       (0.231)          --

-------------------------------
GROWTH & INCOME ALLOCATION FUND
-------------------------------

   FIDUCIARY SHARES
   2010                   $17.24       $ 0.279          $ 1.928        $ 2.207      $(0.297)    $    --      $(0.297)       $  --
   2009                    21.44         0.314           (3.122)        (2.808)      (0.321)     (1.071)      (1.392)          --
   2008                    24.23         0.413           (2.065)        (1.652)      (0.501)     (0.637)      (1.138)          --
   2007 (1)                23.75         0.035            1.130          1.165       (0.407)     (0.278)      (0.685)          --

   CLASS A SHARES
   2010                   $17.18       $ 0.232          $ 1.929        $ 2.161      $(0.251)    $    --      $(0.251)       $  --
   2009                    21.37         0.281           (3.123)        (2.842)      (0.277)     (1.071)      (1.348)          --
   2008                    24.15         0.372           (2.075)        (1.703)      (0.440)     (0.637)      (1.077)          --
   2007                    22.26         0.412            2.258          2.670       (0.502)     (0.278)      (0.780)          --
   2006                    21.61         0.259            0.688          0.947       (0.240)     (0.057)      (0.297)          --

   CLASS C SHARES
   2010                   $17.09       $ 0.101          $ 1.910        $ 2.011      $(0.121)    $    --      $(0.121)       $  --
   2009                    21.26         0.162           (3.102)        (2.940)      (0.159)     (1.071)      (1.230)          --
   2008                    24.03         0.208           (2.062)        (1.854)      (0.279)     (0.637)      (0.916)          --
   2007                    22.18         0.226            2.261          2.487       (0.359)     (0.278)      (0.637)          --
   2006                    21.55         0.103            0.688          0.791       (0.104)     (0.057)      (0.161)          --

---------------------------
INCOME PLUS ALLOCATION FUND
---------------------------

   FIDUCIARY SHARES
   2010                   $18.23       $ 0.424          $ 1.527        $ 1.951      $(0.441)    $    --      $(0.441)       $  --
   2009                    20.30         0.484           (1.425)        (0.941)      (0.482)     (0.647)      (1.129)          --
   2008                    21.85         0.590           (1.088)        (0.498)      (0.630)     (0.422)      (1.052)          --
   2007 (1)                21.86         0.409            0.348          0.757       (0.482)     (0.285)      (0.767)          --

   CLASS A SHARES
   2010                   $18.24       $ 0.376          $ 1.478        $ 1.854      $(0.354)    $    --      $(0.354)       $  --
   2009                    20.31         0.440           (1.424)        (0.984)      (0.439)     (0.647)      (1.086)          --
   2008                    21.86         0.540           (1.089)        (0.549)      (0.579)     (0.422)      (1.001)          --
   2007                    20.95         0.544            1.199          1.743       (0.548)     (0.285)      (0.833)          --
   2006                    20.73         0.434            0.205          0.639       (0.407)     (0.012)      (0.419)          --

                                                                              RATIO
                                                                           OF EXPENSES
                                                                            TO AVERAGE       RATIO OF
                           NET                     NET                      NET ASSETS         NET
                          ASSET                  ASSETS,       RATIO        EXCLUDING      INVESTMENT
                          VALUE,                   END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                           END        TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION    TO AVERAGE      TURNOVER
                        OF PERIOD    RETURN**     (000)     NET ASSETS#    OF EXPENSES#    NET ASSETS#       RATE
-------------------------------------------------------------------------------------------------------------------
------------------------------------------
CAPITAL GROWTH ALLOCATION FUND (CONTINUED)
------------------------------------------

   CLASS C. SHARES
   2010                   $18.03      13.10%     $ 15,846      1.28%          1.67%           0.03%         30%
   2009                    15.99     (18.25)       14,101      1.27           1.55            0.37          48
   2008                    21.55     (11.43)       21,599      1.29           1.46            0.26          25
   2007                    25.42      13.39        30,144      1.27           1.43            0.28          16
   2006                    22.97       4.56        16,718      1.53           1.95           (0.25)         12

----------------------------------
DIVERSIFIED EQUITY ALLOCATION FUND
----------------------------------

   FIDUCIARY SHARES
   2010                   $16.04      14.86%     $    497      0.32%          1.80%           0.75%         35%
   2009                    14.03     (19.81)           26      0.33           2.20            0.92          59
   2008                    18.08     (12.30)           15      0.36           1.65            0.86          68
   2007 (1)                20.97       6.10           183      0.33*          3.37*           1.67*         10

   CLASS A SHARES
   2010                   $15.96      14.58%     $  2,647      0.57%          2.05%           0.50%         35%
   2009                    13.98     (19.92)        2,289      0.58           2.45            0.67          59
   2008                    18.02     (12.52)        2,533      0.60           1.90            0.62          68
   2007 (1)                20.94       5.93         4,871      0.57*          2.70*           0.28*         10

   CLASS C SHARES
   2010                   $15.69      13.84%     $  4,365      1.27%          2.55%          (0.20)%        35%
   2009                    13.79     (20.52)        3,489      1.29           2.95           (0.04)         59
   2008                    17.85     (13.17)        2,452      1.32           2.41           (0.10)         68
   2007 (1)                20.85       5.45         1,986      1.29*          2.93*          (0.81)*        10

-------------------------------
GROWTH & INCOME ALLOCATION FUND
-------------------------------

   FIDUCIARY SHARES
   2010                   $19.15      12.83%     $    127      0.33%          0.86%           1.49%         39%
   2009                    17.24     (12.10)          114      0.33           0.81            1.94          66
   2008                    21.44      (7.15)           93      0.33           0.71            1.87          27
   2007 (1)                24.23       4.98             1      0.31*          0.67*           0.21*         13

   CLASS A SHARES
   2010                   $19.09      12.60%     $ 26,026      0.57%          1.11%           1.24%         39%
   2009                    17.18     (12.29)       23,091      0.58           1.06            1.69          66
   2008                    21.37      (7.42)       37,737      0.58           0.96            1.62          27
   2007                    24.15      12.10        47,572      0.55           0.93            1.72          13
   2006                    22.26       4.41        31,426      0.81           1.45            1.17          13

   CLASS C SHARES
   2010                   $18.98      11.78%     $ 17,094      1.28%          1.61%           0.54%         39%
   2009                    17.09     (12.92)       15,731      1.28           1.56            0.99          66
   2008                    21.26      (8.02)       20,137      1.28           1.47            0.91          27
   2007                    24.03      11.29        22,941      1.25           1.43            0.95          13
   2006                    22.18       3.68        11,752      1.52           1.96            0.47          13

---------------------------
INCOME PLUS ALLOCATION FUND
---------------------------

   FIDUCIARY SHARES
   2010                   $19.74      10.54%     $    235      0.32%          1.26%           2.19%         29%
   2009                    18.23      (4.02)          202      0.35           1.49            2.78          75
   2008                    20.30      (2.43)          101      0.39           1.01            2.79          61
   2007 (1)                21.85       3.52           103      0.37*          0.77*           2.61*         12

   CLASS A SHARES
   2010                   $19.74      10.21%     $  9,604      0.58%          1.51%           1.94%         29%
   2009                    18.24      (4.26)        6,092      0.60           1.74            2.53          75
   2008                    20.31      (2.66)        5,206      0.65           1.26            2.54          61
   2007                    21.86       8.40         5,459      0.62           0.97            2.49          12
   2006                    20.95       3.11         3,651      0.87           1.83            2.07          26

        The accompanying notes are an integral part of the financial statements.

170 HIGHMARK(R) FUNDS

                                                                                       DIVIDENDS AND
                                         INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                    -------------------------------                --------------------
                           NET
                          ASSET                       NET REALIZED                                           TOTAL
                          VALUE,          NET        AND UNREALIZED      TOTAL         NET                   FROM
                        BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                        OF PERIOD       INCOME+        INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS      FEES
------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------
INCOME PLUS ALLOCATION FUND (CONTINUED)
---------------------------------------

   CLASS C SHARES
   2010                  $18.12        $ 0.239          $ 1.479        $ 1.718      $(0.228)    $    --      $(0.228)       $  --
   2009                   20.19          0.316           (1.425)        (1.109)      (0.314)     (0.647)      (0.961)          --
   2008                   21.73          0.390           (1.080)        (0.690)      (0.428)     (0.422)      (0.850)          --
   2007                   20.85          0.387            1.193          1.580       (0.415)     (0.285)      (0.700)          --
   2006                   20.66          0.308            0.183          0.491       (0.289)     (0.012)      (0.301)          --

---------
BOND FUND
---------

   FIDUCIARY SHARES
   2010                  $10.77        $ 0.467          $ 0.618        $ 1.085      $(0.475)    $    --      $(0.475)       $  --
   2009                   10.45          0.472            0.324          0.796       (0.476)         --       (0.476)          --
   2008                   10.40          0.512            0.048          0.560       (0.510)         --       (0.510)          --
   2007                   10.35          0.505            0.046          0.551       (0.501)         --       (0.501)          --
   2006                   10.75          0.496           (0.384)         0.112       (0.512)         --       (0.512)          --

   CLASS A SHARES
   2010                  $10.61        $ 0.433          $ 0.614        $ 1.047      $(0.447)    $    --      $(0.447)       $  --
   2009                   10.31          0.440            0.310          0.750       (0.450)         --       (0.450)          --
   2008                   10.26          0.479            0.055          0.534       (0.484)         --       (0.484)          --
   2007                   10.22          0.472            0.044          0.516       (0.476)         --       (0.476)          --
   2006                   10.63          0.463           (0.387)         0.076       (0.486)         --       (0.486)          --

   CLASS B SHARES
   2010                  $10.56        $ 0.357          $ 0.615        $ 0.972      $(0.372)    $    --      $(0.372)       $  --
   2009                   10.26          0.369            0.311          0.680       (0.380)         --       (0.380)          --
   2008                   10.22          0.406            0.046          0.452       (0.412)         --       (0.412)          --
   2007                   10.18          0.400            0.046          0.446       (0.406)         --       (0.406)          --
   2006                   10.59          0.389           (0.383)         0.006       (0.416)         --       (0.416)          --

   CLASS C SHARES
   2010                  $10.56        $ 0.384          $ 0.609        $ 0.993      $(0.403)    $    --      $(0.403)       $  --
   2009                   10.25          0.396            0.325          0.721       (0.411)         --       (0.411)          --
   2008                   10.20          0.430            0.060          0.490       (0.440)         --       (0.440)          --
   2007                   10.17          0.425            0.039          0.464       (0.434)         --       (0.434)          --
   2006                   10.57          0.423           (0.384)         0.039       (0.439)         --       (0.439)          --

------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------

FIDUCIARY SHARES
   2010                  $10.03        $ 0.327          $ 0.216        $ 0.543      $(0.326)    $(0.017)     $(0.343)       $  --
   2009                    9.83          0.344            0.216          0.560       (0.342)     (0.018)      (0.360)          --
   2008                    9.72          0.348            0.129          0.477       (0.354)     (0.013)      (0.367)          --
   2007                    9.81          0.361           (0.047)         0.314       (0.368)     (0.036)      (0.404)          --
   2006                   10.12          0.370           (0.208)         0.162       (0.372)     (0.100)      (0.472)          --

                                                                              RATIO
                                                                           OF EXPENSES
                                                                            TO AVERAGE       RATIO OF
                           NET                     NET                      NET ASSETS         NET
                          ASSET                  ASSETS,       RATIO        EXCLUDING      INVESTMENT
                          VALUE,                   END      OF EXPENSES    FEE WAIVERS       INCOME       PORTFOLIO
                           END        TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION    TO AVERAGE      TURNOVER
                        OF PERIOD    RETURN**     (000)     NET ASSETS#    OF EXPENSES#    NET ASSETS#       RATE
-------------------------------------------------------------------------------------------------------------------
---------------------------------------
INCOME PLUS ALLOCATION FUND (CONTINUED)
---------------------------------------

   CLASS C SHARES
   2010                   $19.61       9.51%    $  5,876       1.28%          2.01%           1.24%         29%
   2009                    18.12      (4.97)       3,493       1.30           2.24            1.83          75
   2008                    20.19      (3.32)       3,210       1.35           1.76            1.84          61
   2007                    21.73       7.63        3,775       1.32           1.47            1.78          12
   2006                    20.85       2.39        2,086       1.59           2.20            1.48          26

--------
BOND FUND
--------

   FIDUCIARY SHARES
   2010                   $11.38      10.29%    $330,318       0.78%          1.00%           4.23%         32%
   2009                    10.77       7.93      307,014       0.77           0.99            4.57          41
   2008                    10.45       5.42      344,350       0.76           0.98            4.83          28
   2007                    10.40       5.40      352,610       0.74           0.99            4.81          16
   2006                    10.35       1.08      396,003       0.74           0.99            4.71          20

   CLASS A SHARES
   2010                   $11.21      10.08%    $ 28,952       1.03%          1.25%           3.97%         32%
   2009                    10.61       7.58       22,726       1.02           1.24            4.32          41
   2008                    10.31       5.24       31,167       1.01           1.23            4.58          28
   2007                    10.26       5.11       31,068       1.00           1.24            4.56          16
   2006                    10.22       0.75       35,511       0.99           1.24            4.45          20

   CLASS B SHARES
   2010                   $11.16       9.36%    $  1,345       1.71%          1.75%           3.29%         32%
   2009                    10.56       6.87        2,789       1.70           1.74            3.64          41
   2008                    10.26       4.43        4,273       1.69           1.73            3.89          28
   2007                    10.22       4.43        5,577       1.68           1.74            3.87          16
   2006                    10.18       0.06        6,926       1.69           1.74            3.75          20

   CLASS C SHARES
   2010                   $11.15       9.58%    $  4,164       1.46%          1.50%           3.54%         32%
   2009                    10.56       7.29        1,309       1.45           1.49            3.89          41
   2008                    10.25       4.82          194       1.45           1.49            4.14          28
   2007                    10.20       4.61          102       1.43           1.49            4.13          16
   2006                    10.17       0.39           91       1.43           1.49            4.10          20

------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------

   FIDUCIARY SHARES
   2010                   $10.23       5.49%    $112,407       0.53%          1.02%           3.22%         17%
   2009                    10.03       5.80       96,420       0.52           1.03            3.47          12
   2008                     9.83       4.96       90,173       0.51           1.01            3.54          14
   2007                     9.72       3.24       89,852       0.49           1.00            3.67           2
   2006                     9.81       1.65       95,266       0.50           1.00            3.72           5

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

  *   ANNUALIZED.

 ** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS BEEN ANNUALIZED.

  +   PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.

  # RATIOS DO NOT INCLUDE INCOME AND EXPENSES OF THE UNDERLYING FUNDS IN WHICH THE FUND INVESTS FOR THE CAPITAL GROWTH ALLOCATION FUND, DIVERSIFIED EQUITY ALLOCATION FUND, GROWTH & INCOME ALLOCATION FUND AND INCOME PLUS ALLOCATION FUND.

(1)   COMMENCED OPERATIONS ON NOVEMBER 15, 2006.

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 171

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                       DIVIDENDS AND
                                        INVESTMENT ACTIVITIES                          DISTRIBUTIONS
                                    -------------------------------                --------------------
                           NET
                          ASSET                      NET REALIZED                                            TOTAL
                          VALUE,         NET        AND UNREALIZED       TOTAL         NET                   FROM
                        BEGINNING    INVESTMENT         GAIN ON          FROM      INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                        OF PERIOD      INCOME+        INVESTMENTS     OPERATIONS     INCOME      GAINS    DISTRIBUTIONS      FEES
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)
------------------------------------------------------

   CLASS A SHARES
   2010                   $ 9.98       $0.300          $ 0.218          $0.518      $(0.301)    $(0.017)     $(0.318)       $  --
   2009                     9.78        0.318            0.217           0.535       (0.317)     (0.018)      (0.335)          --
   2008                     9.68        0.323            0.120           0.443       (0.330)     (0.013)      (0.343)          --
   2007                     9.77        0.334           (0.045)          0.289       (0.343)     (0.036)      (0.379)          --
   2006                    10.08        0.344           (0.207)          0.137       (0.347)     (0.100)      (0.447)          --

   CLASS B SHARES
   2010                   $ 9.98       $0.230          $ 0.213          $0.443      $(0.226)    $(0.017)     $(0.243)       $  --
   2009                     9.77        0.249            0.225           0.474       (0.246)     (0.018)      (0.264)          --
   2008                     9.67        0.254            0.119           0.373       (0.260)     (0.013)      (0.273)          --
   2007                     9.76        0.266           (0.044)          0.222       (0.276)     (0.036)      (0.312)          --
   2006                    10.08        0.272           (0.214)          0.058       (0.278)     (0.100)      (0.378)          --

   CLASS C SHARES
   2010                   $ 9.95       $0.253          $ 0.221          $0.474      $(0.257)    $(0.017)     $(0.274)       $  --
   2009                     9.76        0.272            0.211           0.483       (0.275)     (0.018)      (0.293)          --
   2008                     9.66        0.275            0.125           0.400       (0.287)     (0.013)      (0.300)          --
   2007                     9.75        0.289           (0.046)          0.243       (0.297)     (0.036)      (0.333)          --
   2006                    10.06        0.296           (0.206)          0.090       (0.300)     (0.100)      (0.400)          --

----------------------------------------
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
----------------------------------------

   FIDUCIARY SHARES
   2010                   $11.20       $0.339          $ 0.279          $0.618      $(0.338)    $    --      $(0.338)       $  --
   2009                    10.95        0.371            0.259           0.630       (0.371)     (0.009)      (0.380)          --
   2008                    10.84        0.420            0.122           0.542       (0.426)     (0.006)      (0.432)          --
   2007                    10.92        0.433           (0.033)          0.400       (0.441)     (0.039)      (0.480)          --
   2006                    11.25        0.442           (0.231)          0.211       (0.451)     (0.090)      (0.541)          --

   CLASS A SHARES
   2010                   $11.20       $0.311          $ 0.278          $0.589      $(0.309)    $    --      $(0.309)       $  --
   2009                    10.95        0.343            0.260           0.603       (0.344)     (0.009)      (0.353)          --
   2008                    10.83        0.391            0.135           0.526       (0.400)     (0.006)      (0.406)          --
   2007                    10.92        0.405           (0.042)          0.363       (0.414)     (0.039)      (0.453)          --
   2006                    11.25        0.414           (0.230)          0.184       (0.424)     (0.090)      (0.514)          --

   CLASS C SHARES
   2010 (1)               $11.40       $0.170          $ 0.203          $0.373      $(0.283)    $    --      $(0.283)       $  --
   2008 (2)                11.05        0.058            0.070           0.128       (0.058)         --       (0.058)          --
   2007                    11.12        0.360           (0.045)          0.315       (0.346)     (0.039)      (0.385)          --
   2006                    11.44        0.368           (0.230)          0.138       (0.368)     (0.090)      (0.458)          --
   2005                    11.54        0.381           (0.018)          0.363       (0.375)     (0.088)      (0.463)          --
   2004 (3)                11.78        0.343           (0.315)          0.028       (0.267)     (0.001)      (0.268)          --

--------------------
SHORT TERM BOND FUND
--------------------

   FIDUCIARY SHARES
   2010                   $10.00       $0.269          $ 0.140          $0.409      $(0.289)    $    --      $(0.289)       $  --
   2009                     9.89        0.392            0.111           0.503       (0.393)         --       (0.393)          --
   2008                     9.82        0.430            0.074           0.504       (0.434)         --       (0.434)          --
   2007                     9.76        0.406            0.055           0.461       (0.401)         --       (0.401)          --
   2006                     9.84        0.346           (0.085)          0.261       (0.341)         --       (0.341)          --

   CLASS A SHARES
   2010                   $ 9.98       $0.240          $ 0.141          $0.381      $(0.261)    $    --      $(0.261)       $  --
   2009                     9.88        0.364            0.104           0.468       (0.368)         --       (0.368)          --
   2008                     9.81        0.401            0.076           0.477       (0.407)         --       (0.407)          --
   2007                     9.76        0.365            0.061           0.426       (0.376)         --       (0.376)          --
   2006                     9.84        0.319           (0.082)          0.237       (0.317)         --       (0.317)          --

                                                                              RATIO
                                                                           OF EXPENSES
                                                                            TO AVERAGE      RATIO OF
                           NET                      NET                      NET ASSETS        NET
                          ASSET                   ASSETS,       RATIO        EXCLUDING     INVESTMENT
                          VALUE,                    END      OF EXPENSES    FEE WAIVERS      INCOME     PORTFOLIO
                           END         TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION   TO AVERAGE    TURNOVER
                        OF PERIOD    RETURN***     (000)      NET ASSETS    OF EXPENSES    NET ASSETS      RATE
-----------------------------------------------------------------------------------------------------------------
------------------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)
------------------------------------------------------

   CLASS A SHARES
   2010                   $10.18       5.26%     $76,111         0.78%          1.27%         2.97%        17%
   2009                     9.98       5.57       48,833         0.77           1.28          3.22         12
   2008                     9.78       4.62       28,430         0.75           1.25          3.30         14
   2007                     9.68       3.00       27,500         0.74           1.25          3.42          2
   2006                     9.77       1.40       37,472         0.75           1.25          3.47          5

   CLASS B SHARES
   2010                   $10.18       4.49%     $   635         1.48%          1.77%         2.27%        17%
   2009                     9.98       4.92        1,621         1.47           1.78          2.52         12
   2008                     9.77       3.88        3,254         1.46           1.76          2.59         14
   2007                     9.67       2.29        4,326         1.44           1.75          2.72          2
   2006                     9.76       0.60        5,345         1.46           1.75          2.75          5

   CLASS C SHARES
   2010                   $10.15       4.82%     $14,860         1.23%          1.52%         2.52%        17%
   2009                     9.95       5.03        4,938         1.22           1.53          2.77         12
   2008                     9.76       4.18        1,287         1.22           1.52          2.83         14
   2007                     9.66       2.52          259         1.19           1.50          2.96          2
   2006                     9.75       0.93          540         1.22           1.50          3.00          5

----------------------------------------
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
----------------------------------------

   FIDUCIARY SHARES
   2010                   $11.48       5.60%     $81,121         0.51%          1.07%         2.99%        14%
   2009                    11.20       5.85       75,000         0.44           1.08          3.35         35
   2008                    10.95       5.06       62,883         0.29           1.05          3.82         19
   2007                    10.84       3.72       67,896         0.28           1.01          3.95          4
   2006                    10.92       1.94       75,401         0.28           1.00          4.00          7

   CLASS A SHARES
   2010                   $11.48       5.33%     $22,335         0.76%          1.32%         2.74%        14%
   2009                    11.20       5.60       19,285         0.69           1.33          3.10         35
   2008                    10.95       4.91        7,108         0.54           1.30          3.57         19
   2007                    10.83       3.37        3,159         0.53           1.25          3.70          4
   2006                    10.92       1.69        2,923         0.53           1.25          3.74          7

   CLASS C SHARES
   2010 (1)               $11.49       2.25%     $ 2,363         1.21%*         1.57%*        2.29%*       14%
   2008 (2)                11.12       1.16           --         0.97*          1.43*         3.01*        19**
   2007                    11.05       2.86            6         0.97           1.55          3.22          4
   2006                    11.12       1.24           25         1.00           1.51          3.27          7
   2005                    11.44       3.15           50         1.03           1.59          3.30         14
   2004 (3)                11.54       0.23           --++       0.67*          0.67*         4.30*         2

--------------------
SHORT TERM BOND FUND
--------------------

   FIDUCIARY SHARES
   2010                   $10.12       4.04%     $71,122         0.66%          0.99%         2.67%        27%
   2009                    10.00       5.24       51,471         0.66           1.07          3.99         54
   2008                     9.89       5.21       52,958         0.65           0.97          4.33         43
   2007                     9.82       4.81       54,638         0.65           0.92          4.13         33
   2006                     9.76       2.71       36,497         0.65           0.92          3.54         27

   CLASS A SHARES
   2010                   $10.10       3.86%     $22,581         0.94%          1.24%         2.39%        27%
   2009                     9.98       4.88        9,403         0.93           1.32          3.72         54
   2008                     9.88       4.93          271         0.93           1.23          4.05         43
   2007                     9.81       4.43          153         0.91           1.16          3.72         33
   2006                     9.76       2.46        1,113         0.90           1.21          3.26         27

        The accompanying notes are an integral part of the financial statements.

172 HIGHMARK(R) FUNDS

                                                                                       DIVIDENDS AND
                                         INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                    -------------------------------                --------------------
                           NET
                          ASSET                       NET REALIZED                                           TOTAL
                          VALUE,          NET        AND UNREALIZED      TOTAL         NET                   FROM
                        BEGINNING     INVESTMENT         GAIN ON         FROM      INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                        OF PERIOD   INCOME (LOSS)+     INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS      FEES
------------------------------------------------------------------------------------------------------------------------------------
--------------------------------
SHORT TERM BOND FUND (CONTINUED)
--------------------------------

   CLASS C SHARES
   2010                   $10.10       $0.197           $ 0.140         $0.337      $(0.217)     $  --       $(0.217)       $  --
   2009                     9.99        0.323             0.112          0.435       (0.325)        --        (0.325)          --
   2008                     9.91        0.362             0.073          0.435       (0.355)        --        (0.355)          --
   2007                     9.84        0.334             0.066          0.400       (0.330)        --        (0.330)          --
   2006                     9.92        0.277            (0.084)         0.193       (0.273)        --        (0.273)          --

-------------------------
WISCONSIN TAX-EXEMPT FUND
-------------------------

   CLASS A SHARES
   2010                   $10.10       $0.359           $ 0.422         $0.781      $(0.361)     $  --       $(0.361)       $  --
   2009 (4)                 9.61        0.267             0.481          0.748       (0.258)        --        (0.258)          --
   2008 (5)                10.35         0.37^            (0.74)         (0.37)       (0.37)        --         (0.37)          --
   2007 (5)                10.49         0.37^            (0.14)          0.23        (0.37)        --         (0.37)          --
   2006 (5)                10.36         0.37^             0.13           0.50        (0.37)        --         (0.37)          --
   2005 (5)                10.55         0.37^            (0.19)          0.18        (0.37)        --         (0.37)          --

   CLASS B SHARES
   2010                   $10.09       $0.285           $ 0.423         $0.708      $(0.288)     $  --       $(0.288)       $  --
   2009 (4)                 9.60        0.212             0.482          0.694       (0.204)        --        (0.204)          --
   2008 (5)                10.34         0.29^            (0.74)         (0.45)       (0.29)        --         (0.29)          --
   2007 (5)                10.48         0.29^            (0.14)          0.15        (0.29)        --         (0.29)          --
   2006 (5)                10.35         0.29^             0.13           0.42        (0.29)        --         (0.29)          --
   2005 (5)                10.55         0.29^            (0.20)          0.09        (0.29)        --         (0.29)          --

   CLASS C SHARES
   2010                   $10.09       $0.311           $ 0.424         $0.735      $(0.315)     $  --       $(0.315)       $  --
   2009 (4)                 9.60        0.216             0.481          0.697       (0.207)        --        (0.207)          --
   2008 (5)                10.34         0.29^            (0.74)         (0.45)       (0.29)        --         (0.29)          --
   2007 (5)                10.48         0.30^            (0.15)          0.15        (0.29)        --         (0.29)          --
   2006 (5)                10.35         0.29^             0.13           0.42        (0.29)        --         (0.29)          --
   2005 (5)                10.55         0.29^            (0.20)          0.09        (0.29)        --         (0.29)          --

                                                                              RATIO
                                                                           OF EXPENSES
                                                                            TO AVERAGE       RATIO OF
                           NET                     NET                      NET ASSETS         NET
                          ASSET                  ASSETS,       RATIO        EXCLUDING      INVESTMENT
                          VALUE,                   END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                           END        TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION    TO AVERAGE      TURNOVER
                        OF PERIOD   RETURN***     (000)      NET ASSETS    OF EXPENSES     NET ASSETS        RATE
-------------------------------------------------------------------------------------------------------------------
--------------------------------
SHORT TERM BOND FUND (CONTINUED)
--------------------------------

   CLASS C SHARES
   2010                   $10.22       3.37%     $ 17,565      1.39%          1.49%           1.94%          27%
   2009                    10.10       4.47         3,109      1.38           1.57            3.27           54
   2008                     9.99       4.44           362      1.37           1.47            3.61           43
   2007                     9.91       4.12         1,608      1.36           1.42            3.37           33
   2006                     9.84       1.98         2,509      1.37           1.47            2.80           27

-------------------------
WISCONSIN TAX-EXEMPT FUND
-------------------------

   CLASS A SHARES
   2010                   $10.52       7.95%     $146,665      0.90%          1.29%           3.45%          13%
   2009 (4)                10.10       7.76       140,399      1.03*          1.28*           3.61*           9
   2008 (5)                 9.61      (3.72)      143,533      0.95           1.06            3.59            9
   2007 (5)                10.35       2.24       157,899      0.99           1.04            3.56            9
   2006 (5)                10.49       4.89       154,008      1.08           1.08            3.54            6
   2005 (5)                10.36       1.68       150,097      1.09           1.09            3.48            8

   CLASS B SHARES
   2010                   $10.51       7.10%     $  2,898      1.60%          1.79%           2.75%          13%
   2009 (4)                10.09       7.18         3,142      1.77*          1.98*           2.87*           9
   2008 (5)                 9.60      (4.43)        3,319      1.70           1.81            2.84            9
   2007 (5)                10.34       1.51         3,562      1.74           1.79            2.81            9
   2006 (5)                10.48       4.14         3,630      1.83           1.83            2.79            6
   2005 (5)                10.35       0.86         3,535      1.84           1.84            2.73            8

   CLASS C SHARES
   2010                   $10.51       7.37%     $ 10,157      1.35%          1.54%           3.00%          13%
   2009 (4)                10.09       7.22         6,406      1.72*          1.93*           2.92*           9
   2008 (5)                 9.60      (4.33)        6,009      1.70           1.81            2.84            9
   2007 (5)                10.34       1.51         6,640      1.74           1.79            2.81            9
   2006 (5)                10.48       4.14         4,631      1.83           1.83            2.79            6
   2005 (5)                10.35       0.86         4,195      1.84           1.84            2.73            8

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. FOR NET ASSET VALUE, AT END OF PERIOD, "--" IS AN AMOUNT LESS THAN $1,000.

  *   ANNUALIZED.

 **   PORTFOLIO TURNOVER RATE BASED ON ONE YEAR DATA.

*** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

  + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD, UNLESS OTHERWISE INDICATED.

 ++   AMOUNT REPRESENTS LESS THAN $1,000.

  ^   PER SHARE AMOUNTS CALCULATED USING SEC METHOD.

(1) CLASS C SHARES RESUMED OPERATIONS ON DECEMBER 4, 2009, WITH A BEGINNING NET ASSET VALUE PER SHARE OF $11.40.

(2) THE INFORMATION PRESENTED IS FOR THE PERIOD FROM AUGUST 1, 2007 THROUGH SEPTEMBER 27, 2007. CLASS C SHARES CLOSED ON SEPTEMBER 27, 2007. THE ENDING NET ASSET VALUE REFLECTS THE PRICE WHICH FINAL REDEMPTIONS WERE PAID.

(3)   COMMENCED OPERATIONS ON NOVEMBER 28, 2003.

(4) FOR THE NINE MONTH PERIOD ENDED JULY 31, 2009. ON JUNE 8, 2009, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF NORTH TRACK EQUITY INCOME FUND, NORTH TRACK GENEVA GROWTH FUND, NORTH TRACK NYSE ARCA TECH 100 INDEX FUND AND NORTH TRACK WISCONSIN TAX-EXEMPT FUND (THE "NORTH TRACK FUNDS"). THE FISCAL YEAR END OF THE NORTH TRACK FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK EQUITY INCOME FUND, HIGHMARK GENEVA GROWTH FUND, HIGHMARK NYSE ARCA TECH 100 INDEX FUND AND HIGHMARK WISCONSIN TAX-EXEMPT FUND, WAS OCTOBER 31. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.

(5)   FOR THE YEAR ENDED OCTOBER 31.

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 173

NOTES TO FINANCIAL STATEMENTS
JULY 31, 2010

1. ORGANIZATION

HighMark(R) Funds ("HighMark" or the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 10, 1987.

HighMark is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company with twenty-nine separate funds. The following funds of the Trust are included in these financial statements:
Balanced Fund, Cognitive Value Fund, Core Equity Fund, Enhanced Growth Fund, Equity Income Fund, Fundamental Equity Fund, Geneva Mid Cap Growth Fund (formerly Geneva Growth Fund), Geneva Small Cap Growth Fund, International Opportunities Fund, Large Cap Growth Fund, Large Cap Value Fund, NYSE Arca Tech 100 Index Fund, Small Cap Advantage Fund, Small Cap Value Fund, Value Momentum Fund (collectively, the "Equity Funds"), Bond Fund, California Intermediate Tax-Free Bond Fund, National Intermediate Tax-Free Bond Fund, Short Term Bond Fund and Wisconsin Tax-Exempt Fund (collectively, the "Fixed-Income Funds"), Capital Growth Allocation Fund, Diversified Equity Allocation Fund, Growth & Income Allocation Fund and Income Plus Allocation Fund (collectively, the "Asset Allocation Funds"). The Equity Funds, the Fixed-Income Funds, and the Asset Allocation Funds are collectively the "Funds" and each is a "Fund." Pursuant to HighMark's multiple class plan, the Funds may offer up to six classes of shares, Class A Shares, Class B Shares and Class C Shares (collectively, the "Retail Shares"), Fiduciary Shares, Class S Shares and Class M Shares. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies.

Class B Shares of the Funds are closed to purchases by new and existing investors. Existing investors, however, may still exchange shares and reinvest distributions in Class B Shares of the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and assumptions.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Where available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. These third-party pricing agents may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are obtained daily from recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long option positions and the closing ask price for short option positions. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions.

Investments in registered investment companies are priced at the fund's daily net asset value. The assets of each of the Asset Allocation Funds consist primarily of the investments in underlying affiliated registered investment companies, which are valued at their respective daily net asset values in accordance with the above, board-approved, pricing procedures.

Securities for which market prices are not readily available are valued in accordance with the Funds' Fair Value Procedures established by HighMark's Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for a significant amount of time; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities held by the Funds that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event

174 HIGHMARK(R) FUNDS
that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If HighMark Capital Management, Inc. (the "Adviser" or the "Administrator"), a wholly owned subsidiary of Union Bank, N.A. (the "Bank") (a wholly owned subsidiary of UnionBanCal Corporation), or the sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it shall request that a Committee meeting be called.

The International Opportunities Fund also uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval", which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund will value the non-U.S. securities in its portfolio that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

FAIR VALUE MEASUREMENTS - The inputs and valuations techniques used to measure fair value of the Funds' net assets are summarized into three levels as described in the hierarchy below:

      o     Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities

      o     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      o     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for each of the Fund's investments as of July 31, 2010 is included with each Fund's schedule of investments.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars on the following basis:

      (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

      (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of securities. The Funds report certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS -- The International Opportunities Fund may enter into spot and forward foreign currency contracts as hedges against either specific transactions, Fund positions or anticipated Fund positions. All commitments are "marked-to-market" daily using the applicable spot or forward foreign exchange rate, and any resulting unrealized gains or losses are recorded. The International Opportunities Fund realizes gains and losses at the time the spot or forward contracts are extinguished. Unrealized gains or losses on outstanding positions in spot and forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for federal income tax purposes. The International Opportunities Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Also, the risk exists that losses could exceed amounts disclosed on the statement of assets and liabilities. The only Fund to have engaged in forward foreign currency contracts was the International Opportunities Fund. During the year ended July 31, 2010, the average number of foreign currency contracts outstanding held by the International Opportunities Fund, based on a quarterly average was 2. The unrealized appreciation and depreciation on foreign currency contracts at July 31, 2010, and the net realized gain (loss) and change in unrealized appreciation (depreciation) on foreign currency contracts for the year ended July 31, 2010, are presented in separate lines on the statement of assets and liabilities and statement of operations, respectively.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums, if any, during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date, or in the case of certain foreign investments, as soon as the Fund is made aware of it.

                                                           HIGHMARK(R) FUNDS 175

JULY 31, 2010

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of repurchase agreements and procedures adopted by the Adviser are designed to ensure that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

OPTIONS TRANSACTIONS -- In the normal course of pursuing its investment objectives, certain Funds are subject to price volatility risk. In order to produce incremental earnings and protect gains or minimize losses, certain Funds, as described in their prospectuses, may participate in options transactions including writing covered call options. A risk in writing a covered call option is that a Fund gives up the opportunity of profit if the market price of the underlying security increases. Also, certain Funds may purchase call or put options with respect to securities that are permitted investments, as described in the Funds' prospectuses. The risk in purchasing options is limited to the premium paid. Counterparty risk is the risk to the option buyer that the writer will not buy or sell the underlying securities as agreed.

A Fund realizes a gain or loss upon the expiration of a written call or purchased call or put option, respectively. When a written call option is closed prior to expiration by being exercised, the proceeds on the sale are increased by the amount of original premium received.

When a purchased call or put option is closed prior to expiration by being exercised, the cost of investments purchased or sold, respectively, is increased by the amount of original premium paid.

A Fund records unrealized depreciation when the underlying security's market price rises (in case of a written call) and unrealized appreciation/depreciation when the underlying security's market price changes (in case of a purchased call or put) to the extent sufficient to cover the option premium and transaction costs.

There were no written options for the year ended July 31, 2010.

FUTURES CONTRACTS - The Core Equity Fund and the Small Cap Advantage Fund utilized futures contracts during the year ended July 31, 2010. The Funds' investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices or are designed for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily at the settlement price established each day by the board of exchange on which they are traded, and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be a decrease in the price of the underlying securities or index. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. Additionally, the risk exists that losses could exceed amounts disclosed on the statement of assets and liabilities. As of July 31, 2010, the Core Equity Fund and the Small Cap Advantage Fund were the only Funds to have open futures contracts. During the year ended July 31, 2010, the average number of futures contracts outstanding, based on a quarterly average, was 21 and 10 on the Core Equity Fund and the Small Cap Advantage Fund, respectively. The unrealized appreciation and depreciation on futures contracts at July 31, 2010, and the net realized gain (loss) and change in unrealized appreciation (depreciation) on futures contracts for the year ended July 31, 2010, are presented in separate lines on the statement of assets and liabilities and statement of operations, respectively.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by a Fund on a when-issued or forward commitment basis can take place up to a month or more after the trade date. During the period, such securities are subject to market fluctuations and the Fund may maintain, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. These securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates or other market environment factors. Therefore, the purchase of securities on a "when-issued" basis may increase the risk of fluctuations in a Fund's net asset value.

DISCOUNTS AND PREMIUMS -- Discounts and premiums are accreted or amortized over the life of each security and are recorded as interest income for each of the Funds using a method that approximates the effective interest method.

CLASSES -- Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

ASSET ALLOCATION FUNDS -- In addition to the direct expenses borne by the shareholders of the Asset Allocation Funds, the shareholders also bear indirectly a proportionate share of the expenses of the investment companies in which the Funds invest ("underlying funds"). Capital gain distributions from the underlying funds are booked as realized gains.

176 HIGHMARK(R) FUNDS

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Each of the Equity Funds may declare and pay dividends from net investment income periodically, each of the Fixed-Income Funds may declare and pay dividends from net investment income monthly and the Asset Allocation Funds may declare and pay dividends from net investment income quarterly. None of the Funds has a targeted dividend rate, and none of the Funds guarantees that it will pay any dividends or other distributions. Any net realized capital gains, if any, will be distributed at least annually by all Funds.

DEFERRED COMPENSATION PLAN -- Under the deferred compensation plan approved by the Board, members of the Board (the "Trustees") who are not officers or employees of the Bank or any subsidiary of the Bank are permitted to defer a portion of their annual compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in shares of Funds selected by the Trustees, which has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of HighMark. However, HighMark has elected to invest in shares of those Funds selected by the Trustees in order to match the deferred compensation obligation. The deferred compensation is allocated to the Funds based on average net assets.

REDEMPTION AND EXCHANGE FEES -- The redemption fee and the exchange fee are designed to discourage short-term trading. Proceeds of the fees are recorded as an increase to paid-in capital of the applicable Fund.

CURRENT, EFFECTIVE OCTOBER 16, 2006
--------------------------------------------------------------------------------

                                                   FIDUCIARY CLASS
                                        ----------------------------------------
Cognitive Value                         2% redemption and     30 days or less
                                        exchange fees         after purchase
Geneva Small Cap Growth                 2% redemption and     30 days or less
                                        exchange fees         after purchase
International Opportunities             2% redemption and     30 days or less
                                        exchange fees         after purchase
Small Cap Advantage                     2% redemption and     30 days or less
                                        exchange fees         after purchase
Small Cap Value                         2% redemption and     30 days or less
                                        exchange fees         after purchase

                                                       CLASS A
                                        ----------------------------------------
Cognitive Value                         2% redemption and     30 days or less
                                        exchange fees         after purchase
Geneva Small Cap Growth                 2% redemption and     30 days or less
                                        exchange fees         after purchase
International Opportunities             2% redemption and     30 days or less
                                        exchange fees         after purchase
Small Cap Advantage                     2% redemption and     30 days or less
                                        exchange fees         after purchase
Small Cap Value                         2% redemption and     30 days or less
                                        exchange fees         after purchase

                                                       CLASS M
                                        ----------------------------------------
Cognitive Value                         2% redemption and     30 days or less
                                        exchange fees         after purchase
International Opportunities             2% redemption and     30 days or less
                                        exchange fees         after purchase

For the year ended July 31, 2010, the Cognitive Value Fund, the Geneva Small Cap Growth Fund, the International Opportunities Fund and the Small Cap Value Fund received redemption fees of $7, $50, $3,405 and $1,051, respectively. A Fund's redemption fees are allocated to all classes in that Fund based on relative net assets.

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

HighMark and the Adviser are parties to an Investment Advisory agreement. For its services, the Adviser is entitled to receive a fee with respect to each Fund, which is calculated daily and paid monthly, based on the daily net assets of each Fund, at an annual rate of:

Balanced ...............................   0.60%
Cognitive Value ........................   0.75% on the first $500 million
                                           0.70% on assets over $500 million
Core Equity ............................   0.60%
Enhanced Growth ........................   0.75% on the first $500 million
                                           0.70% on the next $500 million
                                           0.65% on assets over $1 billion
Equity Income ..........................   0.55% on the first $100 million
                                           0.50% on the next $400 million
                                           0.45% on assets over $500 million
Fundamental Equity .....................   0.60%
Geneva Mid Cap Growth ..................   0.75% on the first $250 million
                                           0.70% on the next $250 million
                                           0.65% on assets over $500 million
Geneva Small Cap Growth ................   1.00% on the first $250 million
                                           0.95% on the next $250 million
                                           0.90% on assets over $500 million
International Opportunities ............   0.95% on the first $250 million
                                           0.90% on the next $250 million
                                           0.85% on the next $500 million
                                           0.80% on assets over $1 billion
Large Cap Growth .......................   0.60%
Large Cap Value ........................   0.60%
NYSE Arca Tech 100 Index ...............   0.50% on the first $50 million
                                           0.30% on the next $200 million
                                           0.25% on the next $250 million
                                           0.20% on assets over $500 million
Small Cap Advantage ....................   0.95%
Small Cap Value ........................   1.00%
Value Momentum .........................   0.60%
Capital Growth Allocation ..............   0.175%
Diversified Equity Allocation ..........   0.175%
Growth & Income Allocation .............   0.175%
Income Plus Allocation .................   0.175%
Bond ...................................   0.50%
California Intermediate Tax-Free Bond ..   0.50%
National Intermediate Tax-Free Bond ....   0.50%
Short Term Bond ........................   0.40%
Wisconsin Tax-Exempt ...................   0.50% on the first $250 million
                                           0.40% on assets over $250 million

                                                           HIGHMARK(R) FUNDS 177

JULY 31, 2010

Effective December 1, 2009, the Adviser contractually agreed to reduce its fees throughout the period December 1, 2009 through November 30, 2010 and to the extent necessary to reimburse the Funds in order to limit the Funds from exceeding certain expense limitations as follows:

                                      FIDUCIARY   CLASS A   CLASS B   CLASS C   CLASS M
                                       SHARES      SHARES    SHARES    SHARES    SHARES
                                      ---------   -------   -------   -------   -------
Balanced ..........................     0.99%      1.24%     1.84%     1.84%      n/a
Cognitive Value ...................     1.22       1.47       n/a      2.07      1.07%
Core Equity .......................     1.00       1.25      1.85      1.85       n/a
Enhanced Growth ...................     1.20       1.45       n/a      2.05      1.05
Equity Income .....................     0.90       1.15      1.75      1.75       n/a
Fundamental Equity ................     0.97       1.22       n/a      1.82       n/a
Geneva Mid Cap Growth .............     1.13       1.38      1.98      1.98       n/a
Geneva Small Cap Growth. ..........     1.37       1.62       n/a      2.22       n/a
International Opportunities .......     1.47       1.62       n/a      2.32      1.32
Large Cap Growth ..................     1.02       1.27      1.87      1.87       n/a
Large Cap Value ...................     1.00       1.25      1.85      1.85       n/a
NYSE Arca Tech 100 Index ..........     0.83       1.08      1.68      1.68       n/a
Small Cap Advantage ...............     1.37       1.62       n/a      2.22       n/a
Small Cap Value ...................     1.37       1.62      2.22      2.22       n/a
Value Momentum ....................     1.02       1.27      1.87      1.87       n/a
Capital Growth Allocation .........     0.33       0.58       n/a      1.28       n/a
Diversified Equity Allocation .....     0.33       0.58       n/a      1.28       n/a
Growth & Income Allocation ........     0.33       0.58       n/a      1.28       n/a
Income Plus Allocation ............     0.33       0.58       n/a      1.28       n/a
Bond ..............................     0.79       1.04      1.72      1.47       n/a
California Intermediate
   Tax-Free Bond ..................     0.54       0.79      1.49      1.24       n/a
National Intermediate
   Tax-Free Bond ..................     0.52       0.77       n/a      1.22       n/a
Short Term Bond ...................     0.70       0.95       n/a      1.40       n/a
Wisconsin Tax-Exempt ..............     0.65       0.90      1.60      1.35       n/a

n/a -- not applicable

Effective December 1, 2009, the Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

The total amount of fees waived and/or assumed by the Adviser during the fiscal year ended July 31, and is therefore currently eligible for recoupment provided that the total recoupment does not exceed the Funds' respective limitation, is as follows:

                                                                 FOR THE PERIOD
                                                                DECEMBER 1, 2009
                                                                    THROUGH
                                                                 JULY 31, 2010
                                                                ----------------
Balanced ....................................................         73,760
Core Equity .................................................         48,012
Enhanced Growth .............................................          3,996
Equity Income ...............................................         73,275
Fundamental Equity ..........................................         61,786
Geneva Mid Cap Growth .......................................        122,334
Geneva Small Cap ............................................         47,565
Large Cap Growth ............................................         66,315
Large Cap Value .............................................         93,692
NYSE Arca Tech 100 Index ....................................         68,245
Small Cap Advantage .........................................         48,889
Small Cap Value .............................................        166,746
Value Momentum ..............................................          6,388
Capital Growth Allocation ...................................        113,246
Diversified Equity Allocation ...............................         60,394
Growth & Income Allocation ..................................         99,056
Income Plus Allocation Fund .................................         66,595

                                                                 FOR THE PERIOD
                                                                DECEMBER 1, 2009
                                                                    THROUGH
                                                                 JULY 31, 2010
                                                                ----------------
Bond ........................................................         53,629
CA Intermediate Tax-Free Bond ...............................        334,529
National Intermediate Tax-Free Bond .........................        239,461
Short Term Bond .............................................         57,114
Wisconsin Tax-Exempt ........................................        200,279

Effective August 1, 2009 through November 30, 2009, the Adviser contractually agreed to reduce its fees and to the extent necessary to reimburse the Funds in order to limit the Funds from exceeding certain expense limitations as follows:

                                      FIDUCIARY   CLASS A   CLASS B   CLASS C   CLASS M
                                       SHARES      SHARES    SHARES    SHARES    SHARES
                                      ---------   -------   -------   -------   -------
Balanced ..........................     0.97%       1.22%    1.82%     1.82%      n/a
Cognitive Value ...................     1.17        1.42      n/a      2.02      1.02%
Core Equity .......................     0.95        1.20     1.80      1.80       n/a
Enhanced Growth ...................     1.15        1.40      n/a      2.00      1.00
Equity Income .....................     0.90        1.15     1.75      1.75       n/a
Fundamental Equity ................     0.97        1.22      n/a      1.82       n/a
Geneva Mid Cap Growth .............     1.13        1.38     1.98      1.98       n/a
Geneva Small Cap Growth. ..........     1.37        1.62      n/a      2.22       n/a
International Opportunities .......     1.42        1.57      n/a      2.27      1.27
Large Cap Growth ..................     0.97        1.22     1.82      1.82       n/a
Large Cap Value ...................     0.95        1.20     1.80      1.80       n/a
NYSE Arca Tech 100 Index. .........     0.83        1.08     1.68      1.68       n/a
Small Cap Advantage ...............     1.32        1.57      n/a      2.17       n/a
Small Cap Value ...................     1.37        1.62     2.22      2.22       n/a
Value Momentum ....................     0.97        1.22     1.82      1.82       n/a
Capital Growth Allocation .........     0.33        0.58      n/a      1.28       n/a
Diversified Equity Allocation .....     0.33        0.58      n/a      1.28       n/a
Growth & Income Allocation ........     0.33        0.58      n/a      1.28       n/a
Income Plus Allocation ............     0.33        0.58      n/a      1.28       n/a
Bond ..............................     0.77        1.02     1.70      1.45       n/a
California Intermediate
   Tax-Free Bond ..................     0.52        0.77     1.47      1.22       n/a
National Intermediate
   Tax-Free Bond ..................     0.50        0.75      n/a       n/a       n/a
Short Term Bond ...................     0.68        0.93      n/a      1.38       n/a
Wisconsin Tax-Exempt ..............     0.65        0.90     1.60      1.35       n/a

n/a -- not applicable

The Fund's total actual annual operating expense ratio may be less than the amount shown for such Fund above due to additional waivers/reimbursements described below.

During the year ended July 31, 2010, the Adviser reimbursed the Cognitive Value Fund $11,198 for losses incurred on transactions not meeting the Fund's investment guidelines.

Effective April 3, 2006, the Adviser and Bailard, Inc. ("Bailard") entered into an investment sub-advisory agreement relating to the Cognitive Value Fund, the Enhanced Growth Fund and the International Opportunities Fund. Bailard is entitled to receive a fee at the annual rate of 0.375% of the daily net assets on the first $500 million and 0.35% on the daily net assets over $500 million of the Cognitive Value Fund. Bailard is entitled to receive a fee at the annual rate of 0.375% of the daily net assets on the first $500 million, 0.350% on the daily net assets on the next $500 million and 0.325% on the daily net assets over $1 billion of the Enhanced Growth Fund. Bailard is entitled to receive a fee at the annual rate of 0.475% of the daily net assets on the first $250 million, 0.450% on the daily net

178 HIGHMARK(R) FUNDS
assets on the next $250 million, 0.425% on the daily net assets on the next $500 million and 0.400% on the daily net assets over $1 billion of the International Opportunities Fund. Bailard's fee is paid from the Adviser's fee.

Effective May 21, 2010, the Adviser and Ziegler Capital Management, LLC ("Ziegler") entered into an interim investment sub-advisory agreement relating to HighMark Equity Income Fund. Ziegler is entitled to be paid monthly a fee equal, with respect to any particular month, to 50% of the total of (i) the adjusted gross advisory fee payable to the Adviser by the Fund with respect to such month, minus (ii) any adviser pay or supplemental payments paid to financial intermediaries or other third parties for the offering or sale of shares in such Fund or the ongoing maintenance of relationships with shareholders of such Fund (including the performance of services with respect to such shareholders) by an adviser or a distributor of HighMark or any of its affiliates (whether as revenue sharing, or for shareholder services, recordkeeping services or other services) with respect to such month. Ziegler's fee is paid from the Adviser's fee. Previously Ziegler had an investment sub-advisory agreement, with the same compensation structure disclosed above, with the Adviser from June 8, 2009 to May 20, 2010 relating to Equity Income Fund.

Effective June 8, 2009, the Adviser and Geneva Capital Management Ltd. ("Geneva") entered into two investment sub-advisory agreements relating to HighMark Geneva Mid Cap Growth Fund and HighMark Geneva Small Cap Growth Fund, respectively. Geneva shall be paid monthly a fee equal, with respect to any particular month, to 50% of the total of (i) the gross advisory fee payable to Adviser by the applicable Fund with respect to such month, minus (ii) any adviser pay or supplemental payments paid to financial intermediaries or other third parties under agreements executed after HighMark Geneva Mid Cap Growth Fund and HighMark Geneva Small Cap Growth Fund commence operations, for the offering or sale of shares in such Fund or the ongoing maintenance of relationships with shareholders of such Fund (including the performance of services with respect to such shareholders) by an adviser or a distributor of HighMark or any of its affiliates (whether as revenue sharing, or for shareholder services, recordkeeping services or other services) with respect to such month up to an amount not to exceed 0.10% of the average daily net assets of the Fund with respect to such month. Geneva's fee is paid from the Adviser's fee.

Effective May 21, 2010, the Adviser and Ziegler entered into an interim investment sub-advisory agreement relating to the HighMark NYSE Arca Tech 100 Index Fund. Ziegler shall be paid monthly a fee equal, with respect to any particular month, to 50% of the total of (i) the adjusted gross advisory fee payable to Adviser by the Fund with respect to such month, minus (ii) any adviser pay or supplemental payments paid to financial intermediaries or other third parties for the offering or sale of shares in such Fund or the ongoing maintenance of relationships with shareholders of such Fund (including the performance of services with respect to such shareholders) by an adviser or a distributor of HighMark or any of its affiliates (whether as revenue sharing, or for shareholder services, recordkeeping services or other services) with respect to such month, minus (iii) all amounts paid by the Fund and/or Adviser with respect to such month pursuant to any license agreement relating to the Fund's use of the NYSE Arca Tech 100 Index and/or any trademarks Archipelago Holdings, Inc. ("Licensing Agreement") or any successor thereto owns or to which it has rights. Ziegler's fee is paid from the Adviser's fee. Prior to June 8, 2009, the fees related to the Licensing Agreement were reimbursed to the Fund through broker trading commissions. Previously Ziegler had an investment sub-advisory agreement, with the same compensation structure disclosed above, with the Adviser from June 8, 2009 to May 20, 2010 relating to NYSE Arca Tech 100 Index Fund.

Effective May 21, 2010, the Adviser and Ziegler entered into an interim investment sub-advisory agreement relating to HighMark Wisconsin Tax-Exempt Fund. Ziegler shall be paid monthly a fee equal, with respect to any particular month, to 50% of the total of (i) the adjusted gross advisory fee payable to Adviser by the Fund with respect to such month, minus (ii) the lesser of (1) the contractually committed expense reimbursement rate, if any, in effect on the date the Fund commences operations and (2) the contractually committed expense reimbursement rate, if any, then in effect, minus (iii) any adviser pay or supplemental payments paid to financial intermediaries or other third parties for the offering or sale of shares in such Fund or the ongoing maintenance of relationships with shareholders of such Fund (including the performance of services with respect to such shareholders) by an adviser or a distributor of HighMark or any of its affiliates (whether as revenue sharing, or for shareholder services, recordkeeping services or other services) with respect to such month. Ziegler's fee is paid from the Adviser's fee. Previously Ziegler had an investment sub-advisory agreement, with the same compensation structure disclosed above, with the Adviser from June 8, 2009 to May 20, 2010 relating to Wisconsin Tax-Exempt Fund.

Effective May 1, 2010, HighMark Capital Management became sole investment adviser to the Large Cap Value Fund. Prior to May 1, 2010 the Adviser and Aronson+Johnson+Ortiz, LP ("AJO") were parties to an investment sub-advisory agreement relating to the Large Cap Value Fund. AJO was entitled to receive a fee at the annual rate of 0.30% of the daily net assets of the Large Cap Value Fund. AJO's fee was paid from the Adviser's fee.

Effective October 1, 2001, the Adviser and LSV Asset Management ("LSV") entered into an investment sub-advisory agreement relating to the Small Cap Value Fund. LSV is entitled to receive a fee at the annual rate of 0.65% of the daily net assets on the first $50 million, 0.55% of the daily net assets on the next $50 million and 0.50% on the daily net assets over $100 million of the Small Cap Value Fund. LSV's fee is paid from the Adviser's fee.

                                                           HIGHMARK(R) FUNDS 179

JULY 31, 2010

Effective December 10, 2007, the Administrator and HighMark are parties to an administrative services agreement (the "Administrative Services Agreement") under which the Administrator provides the Funds with administrative services for an annual fee of 0.15% of the first $8 billion of the average daily net assets of the Funds and 0.14% of such average daily net assets in excess of $8 billion allocated to each Fund based on its respective net assets. Prior to December 10, 2007, the Administrator and HighMark were parties to an administrative services agreement under which the Administrator provided the Funds with management and administrative services for an annual fee of 0.15% of the first $10 billion of the average daily net assets of the Funds and 0.145% of such average daily net assets in excess of $10 billion allocated to each Fund based on its respective net assets, possibly subject to certain minimum fees. The Administrator may voluntarily waive its fee, subject to termination at any time by the Administrator.

Effective December 3, 2007 for the Equity Funds and the Asset Allocation Funds and December 10, 2007 for the Fixed-Income Funds pursuant to a separate agreement with the Administrator, BNY Mellon Investment Servicing (U.S.) Inc. (the "Sub-Administrator"), formerly known as PNC Global Investment Servicing (U.S.) Inc., performs sub-administration services on behalf of each Fund, for which it receives a fee paid by the Administrator at the annual rate of 0.025% of the first $8 billion of the aggregate average net assets of the Funds and 0.015% of such assets in excess of $8 billion. For the year ended July 31, 2010, the Sub-Administrator earned sub-administration fees in the amount of $631,668.

Prior to December 1, 2009, the Administrator was responsible for certain fees charged by HighMark's transfer agent and certain routine legal expenses incurred by HighMark. These expenses are included in "Reduction of Expenses by the Administrator" on the statement of operations.

Certain officers of HighMark and Trustees who are deemed to be "interested persons" of HighMark as defined in the 1940 Act ("Interested Trustees") are also officers of the Adviser, the Adviser's parent and the Sub-Administrator. Such officers and Interested Trustees, except for the Funds' Chief Compliance Officer, are paid no fees by the Funds for serving as officers of HighMark.

The Trustees who are not "interested persons" of HighMark ("Independent Trustees") receive quarterly retainer fees and fees and expenses for each meeting of the Board attended, which is paid by the Funds.

Effective August 1, 2009, Boston Financial Data Services, Inc. ("BFDS") serves as the transfer agent, dividend disbursing agent and shareholder servicing agent for the Funds. Prior to August 1, 2009, State Street Bank and Trust Company ("State Street") served as the transfer agent, dividend disbursing agent and shareholder servicing agent for the Funds. State Street had sub-contracted such services to its affiliate, BFDS.

Effective December 1, 2008, HighMark Funds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of BNY Mellon Distributors Inc., formerly known as PFPC Distributors, Inc., and HighMark are parties to an underwriting agreement dated December 1, 2008. HighMark has adopted 12b-1 Plans (the "Plans") with respect to Class A, Class B and Class C Shares that allow each Fund to pay distribution and service fees to the Distributor as compensation for its services under the Plans. The Distributor receives a distribution fee computed daily and paid monthly, at the annual rate of 0.25% of the daily net assets attributable to each Fund's Class A Shares, 0.75% of the daily net assets attributable to each Fund's Class B Shares and 1.00% of the daily net assets attributable to each Fund's Class C Shares (0.75% of the daily net assets of the Bond Fund, the California Intermediate Tax-Free Bond Fund, the National Intermediate Tax-Free Bond Fund, the Short Term Bond Fund and the Wisconsin Tax-Exempt Fund), which may be used by the Distributor to provide compensation for sales support and distribution activities. Prior to December 1, 2008, PFPC Distributors, Inc. (the "Prior Distributor") and HighMark were parties to a distribution agreement dated January 1, 2008. No compensation was paid to the Prior Distributor for services rendered to the Fiduciary Shares under this agreement. HighMark had adopted 12b-1 plans with respect to Class A, Class B and Class C Shares that allowed each Fund to pay distribution and service fees to the Prior Distributor as compensation for its services under the same fee structure described above.

Prior to June 8, 2009, the North Track Equity Income Fund, North Track Geneva Growth Fund, North Track NYSE Arca Tech 100 Index Fund and the North Track Wisconsin Tax-Exempt Fund (predecessor funds to the HighMark Equity Income Fund, HighMark Geneva Growth Fund, HighMark NYSE Arca Tech 100 Index Fund and HighMark Wisconsin Tax-Exempt Fund) had adopted a Rule 12b-1 distribution plan (the "Former Plan") with respect to Class A, Class B, Class C and Class R shares and had entered into a distribution agreement with B.C. Ziegler and Company (the "Former Distributor"). The Funds made payments to the Former Distributor at an annual rate of 0.25% of Class A average daily net assets, 1.00% of Class B and Class C average daily net assets and 0.75% of Class R average daily net assets pursuant to the Former Plan. The payments provided compensation for distribution and shareholding servicing expenses which included, but are not limited to, payments to broker-dealers that have entered into sales agreements with respect to shares of the Funds. Class R Shares were exchanged for Class A Shares on June 8, 2009.

HighMark has also adopted shareholder service plans/agreements permitting payment of compensation to service providers, that may include the Bank or its affiliates that have agreed to provide certain shareholder support services for its customers who own Fiduciary, Class A or Class B Shares. In consideration for such services, a service provider is entitled to receive compensation at the annual rate of up to 0.25% of the average daily net assets of the applicable class or classes of shares of the Funds. The service providers have agreed to waive

180 HIGHMARK(R) FUNDS
a portion of their fees for certain classes of all Funds for the year ended July 31, 2010. For the year ended July 31, 2010, the Bank, or its affiliates earned shareholder servicing fees, net of waivers, from the Funds in the amount of approximately $2,342,440, which is included in the shareholder servicing fees and the related waivers on the statement of operations.

A sales charge is imposed on purchases of Class A Shares at the following rates:

                                                                         CLASS A
                                                                         SHARES*
                                                                         -------
Balanced ..........................................................       5.50%
Cognitive Value ...................................................       5.50
Core Equity .......................................................       5.50
Enhanced Growth ...................................................       5.50
Equity Income .....................................................       5.50
Fundamental Equity ................................................       5.50
Geneva Mid Cap Growth .............................................       5.50
Geneva Small Cap Growth ...........................................       5.50
International Opportunities .......................................       5.50
Large Cap Growth ..................................................       5.50
Large Cap Value ...................................................       5.50
NYSE Arca Tech 100 Index ..........................................       5.50
Small Cap Advantage ...............................................       5.50
Small Cap Value ...................................................       5.50
Value Momentum ....................................................       5.50
Capital Growth Allocation .........................................       5.50
Diversified Equity Allocation .....................................       5.50
Growth & Income Allocation ........................................       5.50
Income Plus Allocation ............................................       4.50
Bond ..............................................................       2.25
California Intermediate Tax-Free Bond .............................       2.25
National Intermediate Tax-Free Bond ...............................       2.25
Short Term Bond ...................................................       2.25
Wisconsin Tax-Exempt ..............................................       2.25

* Maximum sales charge as a percentage of offering price. Lower sales charges apply based on amount invested.

A CDSC is imposed on certain redemptions of Class B Shares. The CDSC varies depending on the number of years from the purchase of Class B Shares until the redemption of such shares.

                YEARS SINCE                   CONTINGENT DEFERRED
               PURCHASE MADE                     SALES CHARGE
               --------------------------------------------------
                 First ....................             5%
                 Second ...................             4%
                 Third ....................             3%
                 Fourth ...................             3%
                 Fifth ....................             2%
                 Sixth ....................             1%
                 Seventh and Eighth .......          None

A CDSC of 1% is imposed when Class C Shares are redeemed within the first year of purchase.

Union Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian, as compensation for its services, receives a fee at the annual rate of 0.00625% of each Fund's daily net assets except for the International Opportunities Fund, which pays fees based on transactions and assets. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

4. INVESTMENT TRANSACTIONS

The purchases and sales (including maturities) of investment securities by the Equity Funds and Fixed-Income Funds, excluding short-term investments and U.S. government securities, for the year ended July 31, 2010 are as follows:

                                                       INVESTMENT SECURITIES
                                                   -----------------------------
                                                     PURCHASES         SALES
                                                   -------------   -------------
Balanced .......................................   $   6,237,118   $   6,235,063
Cognitive Value ................................     109,594,402     118,784,062
Core Equity ....................................      57,041,769      70,077,863
Enhanced Growth ................................      11,809,017      21,022,386
Equity Income ..................................       7,143,346      11,797,791
Fundamental Equity .............................       6,148,794       3,576,407
Geneva Mid Cap Growth ..........................      64,150,201      50,437,581
Geneva Small Cap Growth ........................       8,912,162       4,051,942
International Opportunities ....................     179,788,578     181,562,662
Large Cap Growth ...............................      30,602,860      50,589,353
Large Cap Value ................................     203,668,160     282,162,768
NYSE Arca Tech 100 Index .......................      17,885,965      54,918,654
Small Cap Advantage ............................      17,721,189      20,668,807
Small Cap Value ................................      25,517,158      45,652,264
Value Momentum .................................      36,856,693      74,281,425
Capital Growth Allocation ......................      11,953,618      14,793,512
Diversified Equity Allocation ..................       3,302,212       2,386,505
Growth & Income Allocation .....................      16,107,333      15,935,336
Income Plus Allocation .........................       8,259,512       3,574,670
Bond ...........................................      88,850,276      42,930,486
California Intermediate Tax-Free Bond ..........      78,234,631      28,170,279
National Intermediate Tax-Free Bond ............      21,932,873      12,955,067
Short Term Bond ................................      55,238,236      15,160,033
Wisconsin Tax-Exempt ...........................      21,485,232      19,466,068

The purchases and sales (including maturities) of U.S. Government securities by the Equity Funds and Fixed-Income Funds for the year ended July 31, 2010 are as follows:

                                                       INVESTMENT SECURITIES
                                                   -----------------------------
                                                     PURCHASES         SALES
                                                   -------------   -------------
Balanced .......................................   $     298,047   $     703,846
Bond ...........................................      36,723,558      65,866,799
Short Term Bond ................................      17,364,003       7,707,607

                                                           HIGHMARK(R) FUNDS 181

JULY 31, 2010

Investments made by the Asset Allocation Funds in other HighMark Funds are considered to be investments in Affiliated Companies as defined under section 2(a)(2) of the 1940 Act. A summary of the investment and income activity in each affiliated registered investment company's Fiduciary Shares for each Asset Allocation Fund is as follows:

                                 CAPITAL GROWTH ALLOCATION
-------------------------------------------------------------------------------------------
                                                                   REALIZED     INCOME FROM
AFFILIATED REGISTERED                                               GAINS        AFFILIATED
INVESTMENT COMPANY                 CONTRIBUTIONS   WITHDRAWALS     (LOSSES)     INVESTMENTS
--------------------------------   -------------   -----------   ------------   -----------
Cognitive Value ................   $      22,675   $   752,373   $   (152,493)  $     6,034
Core Equity ....................       1,160,079     2,951,012       (762,952)       80,066
Enhanced Growth ................         446,161       712,325        146,074           235
Fundamental Equity .............         464,823       981,200       (101,267)       20,932
Geneva Mid Cap Growth ..........              --        69,190         14,290            --
Geneva Small Cap Growth ........         422,014            --             --            --
International Opportunities ....       2,115,608     1,682,885       (494,585)       97,112
Large Cap Growth ...............         351,721     1,905,448       (269,716)       26,695
Large Cap Value ................       1,119,368       946,350       (204,684)       72,937
Small Cap Advantage ............       1,064,911     2,221,060       (569,915)       17,004
Small Cap Value ................         702,050       405,738        (54,065)       11,178
Value Momentum .................         843,314     2,786,291     (1,048,397)       32,946
Bond ...........................         169,785       167,525          3,933         3,700
Short Term Bond ................         995,152       928,014         21,407        70,144
Diversified Money Market .......       7,700,698     8,046,088             --         1,224
                                   -------------   -----------   ------------   -----------
TOTAL:                             $  17,578,359   $24,555,499   $ (3,472,370)  $   440,207
                                   =============   ===========   ============   ===========

                               DIVERSIFIED EQUITY ALLOCATION
-------------------------------------------------------------------------------------------
                                                                   REALIZED     INCOME FROM
AFFILIATED REGISTERED                                               GAINS        AFFILIATED
INVESTMENT COMPANY                 CONTRIBUTIONS   WITHDRAWALS     (LOSSES)     INVESTMENTS
--------------------------------   -------------   -----------   ------------   -----------
Cognitive Value ................   $       7,668   $    93,347   $      2,096   $     1,059
Core Equity ....................         490,415       506,792       (122,398)       15,954
Enhanced Growth ................         128,116       127,459         50,734            48
Fundamental Equity .............         257,498       206,720        (23,565)        4,076
Geneva Mid Cap Growth ..........          16,607         7,286          1,556            --
Geneva Small Cap Growth ........          88,686            --             --            --
International Opportunities ....         620,698       363,101       (100,969)       16,550
Large Cap Growth ...............         119,290       275,298         (4,155)        3,864
Large Cap Value ................         436,242       225,981        (73,349)       12,086
Small Cap Advantage ............         277,127       226,176         (9,712)        3,036
Small Cap Value ................         147,276        34,876            284         1,987
Value Momentum .................         257,873       382,968        (49,771)        6,688
Diversified Money Market .......       1,673,248     1,662,320             --            64
                                   -------------   -----------   ------------   -----------
TOTAL:                             $   4,520,744   $ 4,112,324   $   (329,249)  $   (65,412)
                                   =============   ===========   ============   ===========

                                 GROWTH & INCOME ALLOCATION
-------------------------------------------------------------------------------------------
                                                                   REALIZED     INCOME FROM
AFFILIATED REGISTERED                                               GAINS        AFFILIATED
INVESTMENT COMPANY                 CONTRIBUTIONS   WITHDRAWALS     (LOSSES)     INVESTMENTS
--------------------------------   -------------   -----------   ------------   -----------
Cognitive Value ................   $      22,916   $   586,855   $    (66,474)  $    5,035
Core Equity ....................       1,194,012     2,291,442       (644,347)      60,175
Enhanced Growth ................         380,163       546,181        131,268          180
Fundamental Equity .............         445,227       644,340        (73,845)      15,564
Geneva Mid Cap  Growth .........          40,210        48,818          5,610           --
Geneva Small Cap Growth ........         376,223            --             --           --
International Opportunities ....       2,330,416     1,837,458       (529,299)      82,813
Large Cap Growth ...............         326,466     1,409,703       (239,602)      22,606
Large Cap Value ................       1,439,336     1,114,342       (316,661)      61,033
Small Cap Advantage ............       1,348,143     1,664,278        (20,441)      13,987

                                        GROWTH & INCOME ALLOCATION
-------------------------------------------------------------------------------------------
                                                                   REALIZED     INCOME FROM
AFFILIATED REGISTERED                                               GAINS        AFFILIATED
INVESTMENT COMPANY                 CONTRIBUTIONS   WITHDRAWALS     (LOSSES)     INVESTMENTS
--------------------------------   -------------   -----------   ------------   -----------
Small Cap Value ................   $     716,182   $   264,426   $    100,819   $     9,362
Value Momentum .................         782,536     1,625,861       (281,837)       24,812
Bond ...........................       1,867,642     1,923,267        148,379       161,757
Short Term Bond ................       2,807,908     2,231,578         36,132       173,967
Diversified Money Market .......       8,549,604     8,582,395             --         2,954
                                   -------------   -----------   ------------   -----------
TOTAL:                             $  22,626,984   $24,770,944   $ (1,750,298)  $   634,245
                                   =============   ===========   ============   ===========

                                   INCOME PLUS ALLOCATION
-------------------------------------------------------------------------------------------
                                                                   REALIZED     INCOME FROM
AFFILIATED REGISTERED                                               GAINS        AFFILIATED
INVESTMENT COMPANY                 CONTRIBUTIONS   WITHDRAWALS     (LOSSES)     INVESTMENTS
--------------------------------   -------------   -----------   ------------   -----------
Cognitive Value ................   $      12,143   $    49,766   $     18,628   $       826
Core Equity ....................         790,992       395,605         92,709        12,514
Enhanced Growth ................          84,418        68,773         30,976            28
Fundamental Equity .............         348,652       185,334         (4,511)        3,341
Geneva Mid Cap Growth ..........          13,704            --             --            --
Geneva Small Cap Growth ........          71,745            --             --            --
International Opportunities ....         420,413        63,017         14,070         3,764
Large Cap Growth ...............         360,704       217,907         40,658         5,586
Large Cap Value ................         607,207       161,762          2,718        11,167
Small Cap Advantage ............         494,541       212,053        111,714         2,480
Small Cap Value ................         153,513        21,405         14,233         1,559
Value Momentum .................         303,967       230,029         64,162         5,656
Bond ...........................       1,416,553       607,106         30,125       105,226
Short Term Bond ................       2,508,313       758,754         15,176       116,243
Diversified Money Market .......       4,530,729     4,318,765             --         1,338
                                   -------------   -----------   ------------   -----------
TOTAL:                             $  12,117,594   $ 7,290,276   $    430,658   $   269,728
                                   =============   ===========   ============   ===========

Amounts designated as "--" are either $0 or have been rounded to $0.

5. FEDERAL INCOME TAXES

It is each Fund's intention to continue to qualify as a regulated investment company for federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provision for federal income taxes is required.

The Funds have analyzed their tax positions taken on federal income tax returns for all open tax years (tax years ended July 31, 2007 through 2009) and have concluded that no provision for income tax is required in their financial statements.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed realized gains or undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

Permanent differences primarily attributable to net operating losses, distribution reclasses, different treatment for gains and

182 HIGHMARK(R) FUNDS
losses on paydowns of mortgage- and asset-backed securities, reclassifications of long-term capital gain distributions on Real Estate Investment Trust securities, gains and losses on passive foreign investment companies and the classification of gains and losses on foreign currency for tax purposes. The following permanent differences have been reclassified to/from the following accounts:

                                           UNDISTRIBUTED    UNDISTRIBUTED
                                           NET INVESTMENT   NET REALIZED      PAID-IN
                                               INCOME           GAIN          CAPITAL
                                           --------------   -------------   -----------
Balanced ...............................   $          (76)  $          76   $        --
Cognitive Value ........................              495            (495)           --
Enhanced Growth ........................          100,397         (45,846)      (54,551)
Equity Income ..........................          (36,833)         36,833            --
Geneva Mid Cap Growth ..................        1,932,099              --    (1,932,099)
Geneva Small Cap Growth ................           67,492         (65,467)       (2,025)
International Opportunities ............        1,472,686      (1,472,686)           --
Large Cap Growth .......................               --      88,156,404   (88,156,404)
Large Cap Value ........................           (4,820)          4,820            --
NYSE Arca Tech 100 Index ...............          641,766              (1)     (641,765)
Small Cap Advantage. ...................           74,477              --       (74,477)
Value Momentum .........................              (47)             47            --
Bond ...................................          114,949        (114,949)           --
California Intermediate Tax-Free Bond ..           (1,356)          1,356            --
National Intermediate Tax-Free Bond ....           (3,484)          3,884          (400)
Short Term Bond ........................          150,916        (150,916)           --
Wisconsin Tax-Exempt ...................            4,609          (4,609)           --

These reclassifications have no effect on net assets or net asset value per share of the Funds.

The tax character of dividends and distributions paid on a tax basis during the years or periods ended July 31, 2010 and July 31, 2009 (unless otherwise indicated) were as follows:

                                                               LONG-TERM    RETURN
                                   TAX-EXEMPT   ORDINARY        CAPITAL       OF
                                     INCOME     INCOME (1)        GAIN      CAPITAL      TOTAL
                                   ----------   ----------    -----------   -------   -----------
Balanced
   2010 ........................   $       --   $  308,084    $        --   $    --   $   308,084
   2009 ........................           --      439,996             --        --       439,996
Cognitive Value
   2010 ........................           --      615,000             --        --       615,000
   2009 ........................           --      837,914             --        --       837,914
Core Equity
   2010 ........................           --      697,080             --        --       697,080
   2009 ........................           --    1,310,835             --        --     1,310,835
Enhanced Growth
   2010 ........................           --      109,185             --        --       109,185
   2009 ........................           --           --             --        --            --
Equity Income
   2010 ........................           --      359,452             --        --       359,452
   2009* .......................           --      371,101             --    12,826       383,927
   10/31/08 ....................           --      765,646      1,216,630        --     1,982,276
Fundamental Equity
   2010 ........................           --       83,813             --        --        83,813
   2009 (1) ....................           --       49,156             --        --        49,156
Geneva Mid Cap Growth
   2010 ........................           --           --             --        --            --
   2009* .......................           --           --             --        --            --
   10/31/08 ....................           --           --     13,425,999        --    13,425,999

                                                              LONG-TERM     RETURN
                                   TAX-EXEMPT    ORDINARY      CAPITAL        OF
                                     INCOME       INCOME         GAIN       CAPITAL      TOTAL
                                   ----------   -----------   -----------   -------   -----------
International Opportunities
   2010 ........................   $       --   $ 5,341,844   $        --   $    --   $ 5,341,844
   2009 ........................           --     4,221,502     5,426,417        --     9,647,919
Large Cap Growth
   2010 ........................           --       713,819            --        --       713,819
   2009 ........................           --       485,371            --        --       485,371
Large Cap Value
   2010 ........................           --     2,156,204            --        --     2,156,204
   2009 ........................           --     3,120,165            --        --     3,120,165
Small Cap Advantage
   2010 ........................           --        97,082            --        --        97,082
   2009 ........................           --        34,252            --        --        34,252
Small Cap Value
   2010 ........................           --       849,055            --        --       849,055
   2009 ........................           --     2,472,276            --        --     2,472,276
Value Momentum
   2010 ........................           --     3,643,504            --        --     3,643,504
   2009 ........................           --     6,742,131    16,417,048        --    23,159,179
Capital Growth Allocation
   2010 ........................           --       236,914            --        --       236,914
   2009 ........................           --       307,547     3,314,579        --     3,622,126
Diversified Equity Allocation
   2010 ........................           --        11,705            --        --        11,705
   2009 ........................           --         6,309        85,979        --        92,288
Growth & Income Allocation
   2010 ........................           --       444,506            --        --       444,506
   2009 ........................           --       578,942     2,602,200        --     3,181,142
Income Plus Allocation
   2010 ........................           --       205,340            --        --       205,340
   2009 ........................           --       189,876       265,889        --       455,765
Bond
   2010 ........................           --    14,907,264            --        --    14,907,264
   2009 ........................           --    15,498,369            --        --    15,498,369
California Intermediate
   Tax-Free Bond
   2010 ........................    5,333,413            21       274,537        --     5,607,971
   2009 ........................    4,501,546            --       234,391        --     4,735,937
National Intermediate
   Tax-Free Bond
   2010 ........................    2,903,362            --            --        --     2,903,362
   2009 ........................    2,570,616            --        56,500        --     2,627,116
Short Term Bond
   2010 ........................           --     2,503,369            --        --     2,503,369
   2009 ........................           --     1,988,865            --        --     1,988,865
Wisconsin Tax-Exempt
   2010 ........................    5,298,364        21,671         4,609        --     5,324,644
   2009* .......................    3,925,130        24,020            --        --     3,949,150
   10/31/08 ....................           --     5,894,078            --        --     5,894,078

*     For the nine month period ended July 31, 2009.

(1) For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

(2)   Commenced operations on August 1, 2008.

Amounts designated as "--" are $0.

                                                           HIGHMARK(R) FUNDS 183

JULY 31, 2010

As of July 31, 2010, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                              UNDISTRIBUTED    UNDISTRIBUTED   UNDISTRIBUTED      CAPITAL
                                                 ORDINARY        TAX-EXEMPT      LONG-TERM         LOSS
                                                  INCOME          INCOME        CAPITAL GAIN    CARRYFORWARD
                                              -------------   --------------   -------------   -------------
Balanced ..................................   $     119,649   $           --   $          --   $  (2,381,965)
Cognitive Value ...........................         316,167               --              --     (22,913,557)
Core Equity ...............................          54,144               --              --     (23,988,501)
Enhanced Growth ...........................              --               --              --     (17,129,445)
Equity Income .............................          49,869               --              --      (9,510,431)
Fundamental Equity ........................         147,525               --              --      (1,597,093)
Geneva Mid Cap Growth .....................              --               --              --      (2,277,681)
Geneva Small Cap Growth ...................          76,657               --         179,513              --
International Opportunities ...............       4,898,752               --              --     (72,183,960)
Large Cap Growth ..........................         961,600               --              --     (54,625,361)
Large Cap Value ...........................       1,106,973               --              --     (45,383,938)
NYSE Arca Tech 100 Index ..................              --               --              --    (123,776,208)
Small Cap Advantage .......................              --               --              --     (10,348,070)
Small Cap Value ...........................         220,960               --              --     (30,979,746)
Value Momentum ............................       2,528,015               --              --     (17,079,156)
Capital Growth Allocation .................          32,115               --              --      (7,190,754)
Diversified Equity Allocation .............           6,248               --              --        (501,728)
Growth & Income Allocation ................          62,168               --              --      (5,033,471)
Income Plus Allocation ....................          26,677               --              --         (84,165)
Bond ......................................          37,470               --       2,020,426              --
California Intermediate Tax-Free Bond .....              --           21,373              --              --
National Intermediate Tax-Free Bond .......              --           25,664          14,070              --
Short Term Bond ...........................          15,737               --              --        (266,193)
Wisconsin Tax-Exempt ......................              --           58,804         181,311              --

                                                                                                   TOTAL
                                                                                               DISTRIBUTABLE
                                                  POST-         UNREALIZED         OTHER          EARNINGS
                                                 OCTOBER       APPRECIATION      TEMPORARY      (ACCUMULATED
                                                 LOSSES       (DEPRECIATION)    DIFFERENCES        LOSSES)
                                              ------------    --------------   -------------   -------------
Balanced ..................................   $          --   $    2,673,274   $          --   $     410,958
Cognitive Value ...........................              --        6,458,336              --     (16,139,054)
Core Equity ...............................              --       (2,259,650)             --     (26,194,007)
Enhanced Growth ...........................              --       13,873,130              --      (3,256,315)
Equity Income .............................        (436,397)         932,461              --      (8,964,498)
Fundamental Equity ........................              --          632,940              --        (816,628)
Geneva Mid Cap Growth .....................              --       53,823,607              --      51,545,926
Geneva Small Cap Growth ...................              --          862,347              --       1,118,517
International Opportunities ...............              --       28,161,029              --     (39,124,179)
Large Cap Growth ..........................              --        8,726,944              --     (44,936,817)
Large Cap Value ...........................          (4,820)     (11,746,672)             --     (56,028,457)
NYSE Arca Tech 100 Index ..................              --       30,586,815              --     (93,189,393)
Small Cap Advantage .......................              --        2,371,735              --      (7,976,335)
Small Cap Value ...........................      (3,925,110)      (6,886,378)             --     (41,570,274)
Value Momentum ............................             (47)      19,797,963              --       5,246,775
Capital Growth Allocation .................      (1,443,577)      (7,175,735)             --     (15,777,951)
Diversified Equity Allocation .............         (17,208)        (511,363)             --      (1,024,051)
Growth & Income Allocation ................        (966,580)      (4,775,897)             --     (10,713,780)
Income Plus Allocation ....................              --           45,733              --         (11,755)
Bond ......................................              --       21,134,194              --      23,192,090
California Intermediate Tax-Free Bond .....              --        8,667,197              --       8,688,570
National Intermediate Tax-Free Bond .......              --        5,390,710              --       5,430,444
Short Term Bond ...........................         (44,001)       1,962,644              --       1,668,187
Wisconsin Tax-Exempt ......................              --        4,329,188              --       4,569,303

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE OR LESS THAN $1.00.

Post-October losses represent losses realized on investment transactions from November 1, 2009 through July 31, 2010, that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year.

For federal income tax purposes, capital loss carryforwards represent net realized losses of a Fund that may be carried forward for a maximum period of eight years and applied against future net capital gains. At July 31, 2010, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                      2011          2012        2013         2014         2015
                                   -----------   ----------   --------   -----------   -----------
Balanced .......................   $        --   $       --   $     --   $        --   $        --
Cognitive Value ................            --           --         --            --            --
Core Equity ....................            --           --         --            --            --
Enhanced Growth ................            --    2,550,850    761,621            --            --
Equity Income ..................            --           --         --            --            --
Fundamental Equity .............            --           --         --            --            --
Geneva Mid Cap Growth ..........            --           --         --            --            --
International Opportunities ....            --           --         --            --            --
Large Cap Growth ...............    39,025,017           --         --            --            --
Large Cap Value ................            --           --         --            --     2,415,678*
NYSE Arca Tech 100 Index .......            --           --         --    54,139,818    38,357,084
Small Cap Advantage ............            --           --         --            --            --

                                      2016           2017           2018          TOTAL
                                   -----------   ------------   -----------  -- -----------
Balanced .......................   $        --   $  1,403,955   $   978,010   $   2,381,965
Cognitive Value ................            --     11,097,315    11,816,242      22,913,557
Core Equity ....................       568,503     11,186,873    12,233,125      23,988,501
Enhanced Growth ................            --      2,060,779    11,756,195      17,129,445
Equity Income ..................     5,433,932      3,822,036       254,463       9,510,431
Fundamental Equity .............            --        541,162     1,055,931       1,597,093
Geneva Mid Cap Growth ..........            --      2,277,681            --       2,277,681
International Opportunities ....            --     38,473,422    33,710,538      72,183,960
Large Cap Growth ...............       943,708*    10,266,788     4,389,848      54,625,361
Large Cap Value ................       393,275*    22,090,940    20,484,045      45,383,938
NYSE Arca Tech 100 Index .......    14,282,341     16,996,965            --     123,776,208
Small Cap Advantage ............       767,062      4,383,294     5,197,714      10,348,070

184 HIGHMARK(R) FUNDS

                                   2011  2012  2013    2014       2015          2016         2017          2018         TOTAL
                                   ----  ----  ----  --------   ---------   -----------   -----------  ------------  ------------
Small Cap Value ................   $ --  $ --  $ --  $     --   $      --   $        --   $        --  $ 30,979,746  $ 30,979,746
Value Momentum .................     --    --    --    16,755*    747,348*    1,061,013*    6,079,997     9,174,043    17,079,156
Capital Growth Allocation ......     --    --    --        --          --            --     2,232,328     4,958,426     7,190,754
Diversified Equity Allocation...     --    --    --        --          --            --       353,570       148,158       501,728
Growth & Income Allocation .....     --    --    --        --          --            --       936,922     4,096,549     5,033,471
Income Plus Allocation .........     --    --    --        --          --            --        84,165            --        84,165
Short Term Bond ................     --    --    --        --       9,428            --            --       256,765       266,193

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE OR LESS THAN $1.00.

*     Capital loss carryforward amount was inherited from Merging Fund (see Note
      9) and may be subject to IRS limitations in a given year.

During the year ended July 31, 2010, capital loss carryforwards that were utilized and/or expired to offset gains are as follows:

Geneva Mid Cap Growth ................      $  10,961,868
Geneva Small Cap Growth ..............              2,286
Large Cap Growth .....................         88,156,404
NYSE Arca Tech 100 Index .............          5,828,135
Income Plus Allocation ...............             27,898
Bond .................................          2,285,521
Wisconsin Tax-Exempt .................            210,792

At July 31, 2010, the total cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds are as follows:

                                                                                                         NET
                                                      FEDERAL                                       APPRECIATION
                                                      TAX COST      APPRECIATION   DEPRECIATION    (DEPRECIATION)
                                                  ---------------   ------------   -------------   --------------
Balanced ...................................      $    21,159,572   $  3,552,632   $    (879,358)  $    2,673,274
Cognitive Value ............................           67,704,792      8,794,534      (2,336,198)       6,458,336
Core Equity ................................           61,261,395      2,949,978      (5,209,628)      (2,259,650)
Enhanced Growth ............................           54,469,695     18,772,154      (4,899,024)      13,873,130
Equity Income ..............................           13,043,715      1,640,895        (708,434)         932,461
Fundamental Equity .........................           14,694,056      1,514,558        (881,618)         632,940
Geneva Mid Cap Growth ......................          168,867,086     59,146,750      (5,323,143)      53,823,607
Geneva Small Cap Growth ....................            8,944,759      1,065,025        (202,678)         862,347
International Opportunities ................          207,083,944     36,504,260      (8,355,199)      28,149,061
Large Cap Growth ...........................           75,541,025     11,599,055      (2,872,111)       8,726,944
Large Cap Value ............................          133,927,383      2,139,949     (13,886,621)     (11,746,672)
NYSE Arca Tech 100 Index ...................          152,662,444     58,254,861     (27,668,046)      30,586,815
Small Cap Advantage ........................           21,422,649      3,570,254      (1,198,519)       2,371,735
Small Cap Value ............................          107,041,754      8,910,519     (15,796,897)      (6,886,378)
Value Momentum .............................          283,871,336     47,180,528     (27,382,669)      19,797,859
Capital Growth Allocation ..................           47,035,419      1,772,849      (8,948,584)      (7,175,735)
Diversified Equity Allocation ..............            8,033,355        825,087      (1,336,450)        (511,363)
Growth & Income Allocation .................           48,054,481      2,819,058      (7,594,955)      (4,775,897)
Income Plus Allocation .....................           15,545,644      1,191,714      (1,145,981)          45,733
Bond .......................................          339,538,118     26,128,226      (4,994,032)      21,134,194
California Intermediate Tax-Free Bond ......          196,817,863      8,766,365         (99,168)       8,667,197
National Intermediate Tax-Free Bond ........           99,059,303      5,390,922            (212)       5,390,710
Short Term Bond ............................          107,414,063      2,432,376        (469,732)       1,962,644
Wisconsin Tax-Exempt .......................          153,311,476      4,918,260        (589,072)       4,329,188

The difference between book-basis and tax-basis net unrealized losses is attributable primarily to the tax deferral of losses on wash sales, the deferral of post-October capital losses for tax purposes, the difference between book and tax amortization methods for premiums and discounts on fixed-income securities, book/tax differences in the accrual of income on securities in default and the timing of income recognition on partnership interests.

                                                           HIGHMARK(R) FUNDS 185

JULY 31, 2010

6. SECURITIES LENDING

The Custodian serves as the Funds' securities lending agent. Certain Funds lend their securities to approved brokers to earn additional income and receive cash and/or securities as collateral to secure the loans. The Custodian rebates to the brokers certain negotiated amounts if cash is received as collateral for securities on loan. Additionally, the Custodian receives fees for administering the securities lending program for the Funds. For the year ended July 31, 2010, these fees totaled $231,406. Such fees and rebates reduce the overall income the Funds earned on securities purchased with cash collateral, which is reflected net as a reduction to interest income in the statements of operations. The Funds maintain collateral at not less than 100% of the value of loaned securities. If cash collateral is received, a related liability is shown on the statements of assets and liabilities. Although the risk of securities lending is mitigated by the collateral, a Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. The market value of the securities on loan and collateral at July 31, 2010, and the income generated from the program during the period ended July 31, 2010, with respect to such loans are as follows:

                                  MARKET VALUE       MARKET      INCOME RECEIVED
                                  OF SECURITIES     VALUE OF     FROM SECURITIES
                                      LOANED       COLLATERAL       LENDING
                                  -------------   ------------   ---------------
International Opportunities ...   $  14,013,668   $ 14,559,169   $       197,532
Small Cap Value ...............      28,643,081     29,736,848            33,524

7. CONCENTRATION OF CREDIT RISK

The California Intermediate Tax-Free Bond Fund invests in debt securities issued by the State of California and its political subdivisions. The Wisconsin Tax-Exempt Fund invests in debt securities issued by the State of Wisconsin and its political subdivisions. The ability of the issuers of the securities held by these Funds to meet their obligations may be affected by economic and political developments in their respective states.

Each Fund may invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

8. OTHER

At July 31, 2010, the percentage of total shares outstanding held by shareholders of record (comprised of omnibus accounts held on behalf of individual shareholders) owning 10% or greater of the aggregate total shares outstanding for each Fund is as follows:

                                                          NO. OF          %
                                                       SHAREHOLDERS   OWNERSHIP
                                                       ------------   ---------
Balanced ...........................................        2           36%
Cognitive Value ....................................        1           17%
Core Equity ........................................        3           73%
Enhanced Growth ....................................        1           18%
Equity Income ......................................       --           --
Fundamental Equity .................................        4           86%
Geneva Mid Cap Growth ..............................        2           27%
Geneva Small Cap Growth ............................        4           84%
International Opportunities ........................        2           23%
Large Cap Growth ...................................        2           39%
Large Cap Value ....................................        3           38%
NYSE Arch Tech 100 Index ...........................        1           21%
Small Cap Advantage ................................        3           80%
Small Cap Value ....................................        2           34%
Value Momentum .....................................        2           43%
Capital Growth Allocation ..........................       --           --
Diversified Equity Allocation ......................       --           --
Growth & Income Allocation .........................       --           --
Income Plus Allocation .............................       --           --
Bond ...............................................        3           63%
California Intermediate Tax-Free Bond ..............        1           30%
National Intermediate Tax-Free Bond ................        2           56%
Short Term Bond ....................................        2           33%
Wisconsin Tax-Exempt ...............................       --           --

186 HIGHMARK(R) FUNDS

9. FUND REORGANIZATIONS

The Board of Directors of North Track Funds, Inc. and the stockholders of North Track Dow Jones U.S. Financial 100 Plus Fund, North Track Dow Jones U.S. Health Care 100 Plus Fund, North Track Large Cap Equity Fund and the North Track S&P 100 Index Fund (the "Merging Funds") approved plans of reorganization pursuant to which the assets and identified liabilities of each of the Merging Funds were transferred to the corresponding, similarly managed series of HighMark Funds (shown below) in exchange for newly issued Class A, B and C shares of the corresponding HighMark Fund as noted below. The consummation of the reorganizations took place on June 8, 2009.

                                           CLASS A          CLASS A    CLASS B   CLASS B   CLASS C   CLASS C
                                                            SHARES    NET ASSET  SHARES   NET ASSET  SHARES   NET ASSET
   MERGING FUNDS                        HIGHMARK FUNDS      ISSUED      VALUE    ISSUED     VALUE    ISSUED     VALUE
----------------------------------  ---------------------  ---------  ---------  -------  ---------  -------  ----------
North Track Dow Jones
   U.S. Financial 100 Plus Fund*    Large Cap Value Fund     591,957  $    9.01  181,615  $    8.85  180,087  $    8.82
------------------------------------------------------------------------------------------------------------------------
North Track Dow Jones
   U.S. Health Care 100 Plus Fund*  Large Cap Growth Fund  1,330,400       7.39  544,752       6.90  457,217       6.89
------------------------------------------------------------------------------------------------------------------------
North Track Large Cap Equity Fund   Value Momentum Fund      466,026      11.53      N/A        N/A   66,628      11.25
------------------------------------------------------------------------------------------------------------------------
North Track S&P 100 Index Fund*     Value Momentum Fund    4,665,352      11.53  362,746      11.29  139,547      11.25

* These Funds had Class R shares outstanding immediately prior to the reorganization, which were exchanged for Class A shares of the corresponding HighMark Funds.

The conversion ratios for each Share class issued in the reorganization were as follows:

MERGING FUNDS                           HIGHMARK FUNDS                           CLASS A   CLASS B   CLASS C   CLASS R*
----------------------------------  ---------------------                        -------  ---------  -------  ----------
North Track Dow Jones
   U.S. Financial 100 Plus Fund     Large Cap Value Fund                          0.5041     0.5160   0.5132     0.5134
------------------------------------------------------------------------------------------------------------------------
North Track Dow Jones
   U.S. Health Care 100 Plus Fund   Large Cap Growth Fund                         1.1684     1.1855   1.1872     1.1536
------------------------------------------------------------------------------------------------------------------------
North Track Large Cap Equity Fund   Value Momentum Fund                           0.5813        N/A   0.5968        N/A
------------------------------------------------------------------------------------------------------------------------
North Track S&P 100 Index Fund      Value Momentum Fund                           2.0400     2.0662   2.0766     2.0262

* Class R shares were exchanged for Class A shares of the corresponding HighMark Funds.

The following information relates to the Merging and the corresponding HighMark Funds immediately prior to and immediately after the consummation of the reorganization:

                                                                                                SHARES       UNREALIZED
   REORGANIZING FUND/HIGHMARK FUND                                              NET ASSETS    OUTSTANDING     APP/(DEP)
----------------------------------------------------                           ------------   -----------   -----------
North Track Dow Jones U.S. Financial 100 Plus Fund (before reorganization)     $  8,530,910     1,876,550   $(3,344,572)
HighMark Large Cap Value Fund (before reorganization)                           168,743,013    18,770,117           N/A
HighMark Large Cap Value Fund (after reorganization)                            177,273,923    19,723,776           N/A
------------------------------------------------------------------------------------------------------------------------
North Track Dow Jones U.S. Health Care 100 Plus Fund (before reorganization)     16,747,703     1,983,448     2,446,629
HighMark Large Cap Growth Fund (before reorganization)                           76,090,193    10,163,698           N/A
HighMark Large Cap Growth Fund (after reorganization)                            92,837,896    12,496,067           N/A
------------------------------------------------------------------------------------------------------------------------
North Track Large Cap Equity Fund (before reorganization)                         6,124,511       913,306    (1,154,725)
North Track S&P 100 Index Fund (before reorganization)                           59,476,208     2,529,764    13,529,018
HighMark Value Momentum Fund (before reorganization)                            239,015,858    20,678,587           N/A
HighMark Value Momentum Fund (after reorganization)                             304,616,577    26,378,886           N/A
------------------------------------------------------------------------------------------------------------------------

HighMark Capital Management reimbursed the funds for trading costs associated with the restructuring of portfolios in connection with the reorganizations.

                                                           HIGHMARK(R) FUNDS 187

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
JULY 31, 2010

The Board of Directors of North Track Funds, Inc. and the stockholders of North Track Equity Income Fund, North Track Geneva Growth Fund, North Track NYSE Arca Tech 100 Index Fund and North Track Wisconsin Tax-Exempt Fund (the "Reorganizing Funds") approved plans of reorganization pursuant to which the assets and identified liabilities of each of the Reorganizing Funds were transferred to the corresponding HighMark Fund as noted below. The HighMark Funds listed below were created in anticipation of the reorganizations. The consummation of the reorganizations took place on June 8, 2009. The information in the financial statements and financial highlights of the Reorganizing Funds for periods prior to June 8, 2009 are included in this report as part of the financial statements and financial highlights of the corresponding HighMark Funds below (refer to statements for specific periods covered). The fiscal year end of the "Reorganizing Funds" was October 31. The fiscal year end of the successor HighMark Funds is July 31.

                                                                                             SHARES
REORGANIZING FUNDS                                 HIGHMARK FUNDS            NET ASSETS    OUTSTANDING
-----------------------------               -----------------------------   ------------   -----------
North Track Equity Income Fund*             Equity Income Fund              $ 16,679,360     2,527,451
------------------------------------------------------------------------------------------------------
North Track Geneva Growth Fund*             Geneva Mid Cap Growth Fund       172,638,318    12,096,812
------------------------------------------------------------------------------------------------------
North Track NYSE Arca Tech 100 Index Fund*  NYSE Arca Tech 100 Index Fund    181,294,731     8,806,173
------------------------------------------------------------------------------------------------------
North Track Wisconsin Tax-Exempt Fund       Wisconsin Tax-Exempt Fund        152,122,931    15,111,697

* These Funds had Class R shares outstanding immediately prior to the reorganization, which were exchanged for Class A Shares of the corresponding HighMark Fund.

10. NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are currently effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management has evaluated the impact and has incorporated the appropriate disclosures required by ASU No. 2010-06 in the Funds' financial statement disclosures.

11. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events that would require disclosure in or adjustments to the financial statements.

188 HIGHMARK(R) FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF THE HIGHMARK FUNDS:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Balanced Fund, Cognitive Value Fund, Core Equity Fund, Enhanced Growth Fund, Equity Income Fund, Fundamental Equity Fund, Geneva Mid Cap Growth Fund (formerly, Geneva Growth Fund), Geneva Small Cap Growth Fund, International Opportunities Fund, Large Cap Growth Fund, Large Cap Value Fund, NYSE Arca Tech 100 Index Fund, Small Cap Advantage Fund, Small Cap Value Fund, Value Momentum Fund, Capital Growth Allocation Fund, Diversified Equity Allocation Fund, Growth & Income Allocation Fund, Income Plus Allocation Fund, Bond Fund, California Intermediate Tax-Free Bond Fund, National Intermediate Tax-Free Bond Fund, Short Term Bond Fund, and Wisconsin Tax-Exempt Fund (collectively, the "Funds"), twenty-four of the twenty-nine Portfolios constituting the HighMark Funds (the "Trust") as of July 31, 2010, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Balanced Fund, Cognitive Value Fund, Core Equity Fund, Enhanced Growth Fund, Equity Income Fund, Fundamental Equity Fund, Geneva Mid Cap Growth Fund, Geneva Small Cap Growth Fund, International Opportunities Fund, Large Cap Growth Fund, Large Cap Value Fund, NYSE Arca Tech 100 Index Fund, Small Cap Advantage Fund, Small Cap Value Fund, Value Momentum Fund, Capital Growth Allocation Fund, Diversified Equity Allocation Fund, Growth & Income Allocation Fund, Income Plus Allocation Fund, Bond Fund, California Intermediate Tax-Free Bond Fund, National Intermediate Tax-Free Bond Fund, Short Term Bond Fund, and Wisconsin Tax-Exempt Fund as of July 31, 2010, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Philadelphia, Pennsylvania
September 27, 2010

                                                           HIGHMARK(R) FUNDS 189

NOTICE TO SHAREHOLDERS (UNAUDITED)

For shareholders that do not have a July 31, 2010 tax year end, this notice is for informational purposes only. For shareholders with a July 31, 2010 tax year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended July 31, 2010, each Fund is designating the following items with regard to distributions paid during the year.

                                                                              QUALIFIED
                                                                              DIVIDENDS
                                                                                 AND    QUALIFYING
                                                                              CORPORATE  DIVIDEND
                               15% RATE      ORDINARY                         DIVIDENDS   INCOME                          QUALIFIED
                              LONG-TERM       INCOME      TAX EXEMPT           RECEIVED  (15% TAX     U.S.      QUALIFIED SHORT-TERM
                             CAPITAL GAIN DISTRIBUTIONS     INCOME            DEDUCTION  RATE FOR  GOVERNMENT    INTEREST  CAPITAL
FUND                         DISTRIBUTION  (TAX BASIS)  DISTRIBUTIONS  TOTAL     (1)     QDI) (2)  INTEREST (3)   INCOME    GAIN
------------------------------------------------------------------------------------------------------------------------------------
Balanced ...................    0.00%       100.00%        0.00%      100.00%   79.40%     84.17%     0.85%       48.34%     0.00%
Cognitive Value ............    0.00%       100.00%        0.00%      100.00%  100.00%    100.00%     0.00%        0.20%     0.00%
Core Equity ................    0.00%       100.00%        0.00%      100.00%  100.00%    100.00%     0.00%        0.12%     0.00%
Enhanced Growth ............    0.00%       100.00%        0.00%      100.00%   99.18%    100.00%     0.00%        0.00%     0.00%
Equity Income ..............    0.00%       100.00%        0.00%      100.00%  100.00%    100.00%     0.00%        0.03%     0.00%
Fundamental Equity .........    0.00%       100.00%        0.00%      100.00%  100.00%    100.00%     0.00%        1.29%     0.00%
Geneva Mid Cap Growth ......    0.00%         0.00%        0.00%        0.00%    0.00%    100.00%     0.00%        0.00%     0.00%
Geneva Small Cap
  Growth (4) ...............    0.00%         0.00%        0.00%        0.00%    0.00%    100.00%     0.00%        0.00%     0.00%
International
  Opportunities (5) ........    0.00%       100.00%        0.00%      100.00%    0.36%    100.00%     0.00%        0.24%     0.00%
Large Cap Growth ...........    0.00%       100.00%        0.00%      100.00%  100.00%    100.00%     0.00%        2.32%     0.00%
Large Cap Value ............    0.00%       100.00%        0.00%      100.00%  100.00%    100.00%     0.00%        0.07%     0.00%
NYSE Arca Tech 100 Index ...    0.00%         0.00%        0.00%        0.00%    0.00%    100.00%     0.00%        0.00%     0.00%
Small Cap Advantage ........    0.00%       100.00%        0.00%      100.00%   99.81%    100.00%     0.00%        1.13%     0.00%
Small Cap Value ............    0.00%       100.00%        0.00%      100.00%   91.46%    100.00%     0.00%        0.11%     0.00%
Value Momentum .............    0.00%       100.00%        0.00%      100.00%  100.00%    100.00%     0.00%        0.00%     0.00%
Capital Growth Allocation ..    0.00%       100.00%        0.00%      100.00%  100.00%    100.00%     0.00%        0.00%     0.00%
Diversified Equity
  Allocation ...............    0.00%       100.00%        0.00%      100.00%  100.00%    100.00%     0.00%        0.00%     0.00%
Growth & Income
  Allocation ...............    0.00%       100.00%        0.00%      100.00%   52.06%    100.00%     0.00%        0.50%     0.00%
Income Plus Allocation .....    0.00%       100.00%        0.00%      100.00%   19.73%     45.68%     0.00%        0.01%     0.00%
Bond (4) ...................    0.00%       100.00%        0.00%      100.00%    0.00%      0.00%     1.20%       99.82%     0.00%
California Intermediate
   Tax-Free Bond (4) (6) ...    4.90%         0.00%       95.10%      100.00%    0.00%      0.00%     0.00%        0.00%     0.00%
National Intermediate
   Tax-Free Bond (4) .......    0.00%         0.00%      100.00%      100.00%    0.00%      0.00%     0.00%        0.00%     0.00%
Short Term Bond. ...........    0.00%       100.00%        0.00%      100.00%    0.00%      0.00%     1.89%       98.55%     0.00%
Wisconsin Tax-Exempt (4) ...    0.09%         0.41%       99.50%      100.00%    0.00%      0.00%     0.00%        0.00%     0.00%

--------------------

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS."

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "INVESTMENT COMPANY TAXABLE INCOME." IT IS THE INTENTION OF EACH OF THE AFOREMENTIONED FUNDS TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.

(3) "U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF TOTAL ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. HOWEVER, FOR SHAREHOLDERS OF EACH FUND WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT AND NEW YORK, THE STATUTORY THRESHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE AMOUNTS FROM STATE INCOME.

(4) FOR THE FISCAL YEAR ENDED 2010, THE GENEVA SMALL CAP GROWTH FUND, THE BOND FUND, THE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND, THE NATIONAL INTERMEDIATE TAX-FREE BOND FUND AND THE WISCONSIN TAX-EXEMPT FUND HAD LONG-TERM CAPITAL GAIN DISTRIBUTION DESIGNATIONS OF $179,513, $2,020,426, $274,537, $14,070 AND $185,920, RESPECTIVELY.

(5) THE FUND INTENDS TO PASS THROUGH A FOREIGN TAX CREDIT TO THE SHAREHOLDERS. FOR THE FISCAL YEAR ENDED 2010, THE TOTAL AMOUNT OF FOREIGN SOURCE INCOME IS $6,617,953. THE TOTAL AMOUNT OF FOREIGN TAX TO BE PAID IS $422,875. YOUR ALLOCABLE SHARE OF THE FOREIGN TAX CREDIT WILL BE REPORTED ON FORM 1099 DIV.

(6) FOR RESIDENTS OF CALIFORNIA: THE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND MET THE QUARTERLY DIVERSIFICATION TEST FOR THE FISCAL YEAR ENDED JULY 31, 2010.

190 HIGHMARK(R) FUNDS

TRUSTEES AND OFFICERS (UNAUDITED)

Information pertaining to the Trustees and officers of the Trust is set forth below. The Statement of Additional Information ("SAI") includes additional information about Fund directors. The SAI is available, without charge, upon request, by calling 1-800-433-6884. The following trustees and officers list is current as of September 21, 2010.

-----------------------------------------------------------------------------------------------------------------------------------
                                             TERM OF                                        NUMBER OF PORTFOLIOS        OTHER
                                             OFFICE                                             IN HIGHMARK          DIRECTORSHIPS
                                               AND                 PRINCIPAL                       FUNDS               HELD BY
                           POSITION(S)      LENGTH OF             OCCUPATION(S)                   COMPLEX               TRUSTEE
        NAME,              HELD WITH          TIME                DURING PAST                     OVERSEEN              DURING
 ADDRESS(1) AND AGE        THE TRUST        SERVED(2)               5 YEARS                     BY TRUSTEE(3)       PAST 5 YEARS(4)
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
David E. Benkert         Trustee,         Since           From April 1, 1992 to present,             29                  None
53                       Chairman         3/04            Director, Navigant Consulting,
                                                          Inc. (financial consulting).

Thomas L. Braje          Trustee          Since           Prior to retirement in October             29                  None
67                                        6/87            1996, Vice President and Chief
                                                          Financial Officer of Bio-Rad
                                                          Laboratories, Inc.

Evelyn S. Dilsaver       Trustee, Audit   Since           Since January 2010, Member,                29               Longs Drug
55                       Committee        1/08            Board of Directors of                                      Corporation
                         Chairman                         Tempur-Pedic International                                  (LDG)(5);
                                                          Inc. (mattress manufacturer).                              Aeropostale,
                                                          Since November 2009, Member,                                 Inc. (ARO);
                                                          Board of Directors of Blue                                   Tamalpais
                                                          Shield of California (health                              Bancorp (TAMB);
                                                          insurance). Formerly Executive                             Tempur-Pedic
                                                          Vice President for The Charles                             International
                                                          Schwab Corporation, and                                      Inc. (TPX)
                                                          President and Chief Executive
                                                          Officer of Charles Schwab
                                                          Investment Management, Inc.
                                                          Prior to July 2004, Senior Vice
                                                          President, Charles Schwab
                                                          Investment Management, Inc.
                                                          Asset Management Products and
                                                          Services. Prior to July 2003,
                                                          Executive Vice President -
                                                          Chief Financial Officer and
                                                          Chief Administrative Officer
                                                          for U.S. Trust Company, then a
                                                          subsidiary of The Charles
                                                          Schwab Corporation.

David A. Goldfarb        Trustee          Since           Since January 2010, owner of               29                  None
68                                        6/87            David A. Goldfarb, CPA. From
                                                          1987 to 2009, Partner,
                                                          Goldfarb & Simons, Certified
                                                          Public Accountants.

Michael L. Noel          Trustee, Vice    Since           President, Noel Consulting                 29              Avista Corp.
69                       Chairman,        12/98           Company since 1998. Member,                                   (AVA)
                         Governance                       Saber Partners (financial
                         Committee                        advisory firm) since 2002.
                         Chairman                         Member, Board of Directors,
                                                          Avista Corp. (utility
                                                          company), since January 2004.
                                                          Member, Board of Directors,
                                                          SCAN Health Plan, since 1997.
                                                          From April 1997 to December
                                                          1998, Member of HighMark Funds
                                                          Advisory Board.

Robert M. Whitler(6)     Trustee          Since           Retired from Union Bank, N.A.              29                  None
72                                        12/98           (formerly Union Bank of
                                                          California, N.A.) in 1996.
                                                          Served as Executive Vice
                                                          President, Chief Trust Officer
                                                          and Head of the Trust
                                                          Investments Group.

                                                           HIGHMARK(R) FUNDS 191

TRUSTEES AND OFFICERS (UNAUDITED) (CONCLUDED)

-----------------------------------------------------------------------------------------------------------------------------------
                                             TERM OF                                        NUMBER OF PORTFOLIOS         OTHER
                                             OFFICE                                             IN HIGHMARK          DIRECTORSHIPS
                                               AND                   PRINCIPAL                     FUNDS                HELD BY
                           POSITION(S)      LENGTH OF              OCCUPATION(S)                  COMPLEX               TRUSTEE
        NAME,              HELD WITH          TIME                  DURING PAST                   OVERSEEN              DURING
 ADDRESS(1) AND AGE        THE TRUST        SERVED(2)                 5 YEARS                   BY TRUSTEE(3)       PAST 5 YEARS(4)
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES AND OFFICERS
Earle A. Malm II(7)      Trustee,         Since 12/05     President, Chief Executive                 29                  N/A
350 California Street    President        (President)     Officer and Director of the
San Francisco, CA                         Since 1/08      Adviser since October 2002.
94104                                     (Trustee)       Chairman of the Board of the
61                                                        Adviser since February 2005.

Colleen Cummings         Assistant        Since           Vice President and Senior                  N/A                 N/A
4400 Computer Drive      Treasurer        6/10            Director, Client Services
Westborough, MA                                           Administration, BNY Mellon
01581                                                     Investment Servicing (US)
39                                                        Inc. (formerly known as PNC
                                                          Global Investment Servicing
                                                          (U.S.) Inc.) since 2004.

Pamela O'Donnell         Vice President,  Since 12/05     Vice President and Director                N/A                 N/A
350 California Street    Treasurer and    (Treasurer)     of Mutual Fund Administration
San Francisco, CA        Chief Financial  Since 3/09      of the Adviser since 2005.
94104                    Officer          (Vice           Vice President of Operations
46                                        President)      and Client Service of the
                                          Since 6/10      Adviser from 2003 to 2005.
                                          (Chief
                                          Financial
                                          Officer)

Catherine M. Vacca       Chief            Since 9/04      Senior Vice President and                  N/A                 N/A
350 California Street    Compliance                       Chief Compliance Officer of
San Francisco, CA        Officer                          the Adviser since July 2004.
94104
53

Helen Robichaud          Secretary        Since 3/10      Vice President and Counsel,                N/A                 N/A
99 High Street,                                           BNY Mellon Investment
27th Floor                                                Servicing (US) Inc. (formerly
Boston, MA 02110                                          known as PNC Global
58                                                        Investment Servicing (U.S.)
                                                          Inc.) since January 2010.
                                                          Director of Fund Regulatory
                                                          Services of J.P. Morgan from
                                                          June 2008 to December 2009.
                                                          Associate General Counsel of
                                                          J.P. Morgan from August 1995
                                                          to June 2008.

Carol Gould              Vice President   Since 9/08      Assistant Vice President and               N/A                 N/A
99 High Street,          and Assistant                    Manager of BNY Mellon
27th Floor               Secretary                        Investment Servicing (US)
Boston, MA 02110                                          Inc. (formerly known as PNC
49                                                        Global Investment Servicing
                                                          (U.S.) Inc.) since November
                                                          2004.

--------------------

(1) Each Trustee may be contacted by writing to the Trustee c/o HighMark Funds, 350 California Street, Suite 1600, San Francisco, CA 94104.

(2) Each Trustee shall hold office during the lifetime of HighMark Funds until he or she dies, resigns, retires or is removed or, if sooner, until the next meeting of shareholders following his election or appointment as Trustee at which Trustees are elected and until his successor shall have been elected and qualified in accordance with the Trust's Declaration of Trust.

(3) The "HighMark Funds Complex" consists of all registered investment companies for which the Adviser serves as investment adviser. As of July 31, 2010, the HighMark Funds Complex consisted of 29 Funds.

(4) Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

(5) Ms. Dilsaver ceased being a director of Longs Drug Corporation in connection with the acquisition of the company by CVS Caremark in 2008.

(6)   Mr. Whitler is expected to retire on December 31, 2010.

(7) Earle Malm is an Interested Trustee by virtue of his position with the Adviser.

192 HIGHMARK(R) FUNDS

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED)

The Board of Trustees, including all of the trustees who are not "interested persons" (as defined in the 1940 Act) of HighMark, the Adviser or the sub-advisers of the Funds ("Independent Trustees"), considers matters bearing on the advisory agreement between HighMark and the Adviser (the "Investment Advisory Agreement") and the sub-advisory agreements that relate to the Funds at most of its meetings throughout the year.

Once a year, usually in the summer, the Board of Trustees meets to extensively review the Investment Advisory Agreement and the sub-advisory agreements (except any agreement that is still within the first year of its initial term) to determine whether to approve the continuation of the agreements with respect to the Funds and the other series of HighMark for an additional one-year period. In connection with these annual determinations, the Trustees receive materials that the Adviser and the Funds' sub-advisers believe to be reasonably necessary for the Trustees to evaluate the agreements. With respect to the Funds, these materials generally include, among other items,

      o information on the investment performance of the Funds and the performance of peer groups of mutual funds and the Funds' performance benchmarks,

      o information on the Funds' advisory and sub-advisory fees and other expenses, including information comparing the Funds' expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee "breakpoints" (fee rates that decline as a percentage of Fund assets as Fund assets reach higher levels),

      o     sales and redemption data for the Funds,

      o information about the profitability of the Adviser and the sub-advisers with respect to their provision of services to the Funds and

      o other information obtained through the completion of an informational questionnaire sent to the Adviser and the sub-advisers by the Trustees.

The Board of Trustees may also consider other matters such as:

      o the Adviser's and the sub-advisers' financial results and financial condition,

      o the size, education and experience of the Adviser's and each sub-adviser's investment staff and their use of technology, external research and trading cost measurement tools,

      o     the procedures employed to determine the value of the Funds' assets,

      o the allocation of the Funds' brokerage including allocations, if any, to brokers affiliated with the Adviser or any sub- adviser and the use of "soft" commission dollars to pay for research services for the Adviser and the sub-advisers,

      o the Adviser's and the sub-advisers' resources devoted to, and record of compliance with, the Funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies and

      o the outlook for the economy generally and for the mutual fund industry in particular.

Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser and the sub-advisers. The Trustees also meet with, and ask questions of, representatives of the Adviser and the sub-advisers, either in person or by conference telephone. As a consequence of this process, HighMark has in the past removed sub-advisers that have underperformed and has effected other changes in Fund portfolio management.

The Board of Trustees most recently approved the continuation of the Investment Advisory Agreement with respect to all of the Funds and the sub-advisory agreements that relate to each of the Funds that has a sub-adviser other than HighMark Equity Income Fund, HighMark NYSE Arca Tech 100 Index Fund and HighMark Wisconsin Tax-Exempt Fund (the Investment Advisory Agreement, collectively with the sub-advisory agreements relating to each of the Funds other than HighMark Equity Income Fund, HighMark NYSE Arca Tech 100 Index Fund and HighMark Wisconsin Tax-Exempt Fund, the "Agreements") at meetings held on June 23-24, 2010.

In considering whether to approve the continuation of the Agreements with respect to the Funds at the meetings held on June 23-24, 2010, the Board of Trustees did not identify any single factor as determinative. Matters considered by the Trustees in connection with their approval of the Agreements as they relate to the Funds included the following:

THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED TO THE FUNDS UNDER THE AGREEMENTS. The Trustees considered the nature, extent and quality of the services provided by the Adviser, Bailard, Inc., Geneva Capital Management, Ltd. and LSV Asset Management (collectively, the "Managers") and their affiliates to the Funds and the resources dedicated to the Funds by the Managers and their affiliates. The Trustees considered not only the advisory services provided by the Managers to the Funds, but also the monitoring and oversight services provided by the Adviser with respect to the sub-advised Funds. For each Fund, the

                                                           HIGHMARK(R) FUNDS 193

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED) (CONTINUED)

Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering a variety of investment disciplines and providing for a variety of fund and shareholder services. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements with respect to the Funds.

INVESTMENT PERFORMANCE OF THE FUNDS AND THE MANAGERS. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information comparing the performance of the Funds to the performance of peer groups of funds and the Funds' respective performance benchmarks. In addition, the Trustees held various discussions with the Managers about Fund performance, including discussions with the Adviser at each regular board meeting throughout the year. With respect to each Fund, the Board of Trustees concluded that the Fund's performance supported the renewal of the Agreement(s) relating to that Fund. In the case of each Fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods considered, the Board of Trustees concluded that other factors relevant to performance supported renewal of the Agreements with respect to such Fund. These factors varied from Fund to Fund, but included one or more of the following: (1) that the Fund's performance, although lagging in certain recent periods, was strong over the longer term; (2) that the underperformance was attributable, to a significant extent, to investment decisions by the Fund's Manager(s) that were reasonable and consistent with the Fund's investment objective and policies; (3) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (4) that the Fund's Manager(s) have taken or are taking or formulating steps designed to help improve the Fund's investment performance. The Trustees also noted that some of the Funds were recently formed and therefore performance comparisons were unavailable or related to a time period that was too short for a comparison to be meaningful. In addition, the Trustees noted that some of the Funds have sub-advisers or portfolio managers who have been managing the Fund for a limited period of time, and that the long-term investment performance of those Funds is not entirely attributable to the current sub-adviser's or portfolio managers' efforts. In such circumstances, the Trustees paid particular attention to the Fund's investment performance during the period for which the current sub-adviser or portfolio managers have managed the Fund. The Trustees also considered each Manager's performance and reputation generally, the Funds' performance as a fund family generally, and the historical responsiveness of the Managers to Trustee concerns about performance and the willingness of the Managers to take steps intended to improve performance. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements with respect to the Funds, that the performance of the Funds and the Managers supported the renewal of the Agreements with respect to the Funds.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE MANAGERS AND THEIR AFFILIATES FROM THEIR RESPECTIVE RELATIONSHIPS WITH THE FUNDS. The Trustees considered and had discussions with Fund management regarding the fees charged to the Funds for advisory and sub-advisory services as well as the total expense levels of the Funds. This information included comparisons of the Funds' advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Managers to other funds and accounts with similar investment programs, if any. In considering the fees charged to such other funds or accounts, the Trustees considered, among other things, the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to manage mutual fund assets effectively. In evaluating each Fund's advisory fees (and sub-advisory fees, if any), the Trustees also took into account the demands, complexity and quality of the investment management of such Fund. The Trustees also considered any compensation received by the Managers and their affiliates from the Funds for providing services other than advisory or sub-advisory services. The Trustees reviewed information provided by the Managers as to the profitability of the Managers' and their affiliates' relationships with the Funds, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered information about the performance of the relevant Funds, the expense levels of the Funds, and whether the Managers had implemented breakpoints in their fee schedules and/or expense caps with respect to such Funds. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory and sub-advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Managers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements with respect to the Funds.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale (i.e. decreasing per unit costs as a fund increases in asset size) in the provision of services by the Managers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense waivers. The Trustees noted that all of the share classes of all of the Funds benefited from expense caps. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Managers and their affiliates of their relationships with the Funds, as discussed above. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to

194 HIGHMARK(R) FUNDS
which any economies of scale are shared with the Funds supported the renewal of the Agreements with respect to the Funds.

The Trustees also considered other factors, which included but were not limited to the following:

      o whether each Fund has operated in accordance with its investment objective and the Fund's record of compliance with its investment policies and restrictions, and the compliance programs of the Funds and the Managers.

      o the nature, quality, cost and extent of administrative, custody, securities lending and shareholder services performed by the Adviser and its affiliates, both under the applicable Agreement and under other separate agreements with or with respect to HighMark.

      o so-called "fallout benefits" to the Managers, such as the engagement of affiliates of the Adviser to provide custody, securities lending, administration and other services to the Funds, and the benefits of investment research provided to the Managers by reason of brokerage commissions generated by the Funds' securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees concluded that the Agreements should be continued with respect to the Funds through July 31, 2011.

In addition to the foregoing renewals, during the period covered by this annual report, the Board of Trustees, including the Independent Trustees, also approved, at an in-person meeting of the Board held on May 19, 2010, interim contracts between the Adviser and Ziegler Capital Management, LLC ("Ziegler") relating to HighMark Equity Income Fund, HighMark NYSE Arca Tech 100 Index Fund and HighMark Wisconsin Tax-Exempt Fund (the "Ziegler Sub-Advised Funds"), respectively (each an "Interim Sub-Advisory Agreement," and collectively, the "Interim Sub-Advisory Agreements") and new sub-advisory agreements between the Adviser and Ziegler relating to the Ziegler Sub-Advised Funds (each a "New Sub-Advisory Agreement," and collectively, the "New Sub-Advisory Agreements").

On April 30, 2010, the Ziegler Companies, Inc. ("ZCO"), the parent company of Ziegler, entered into a purchase agreement (the "Purchase Agreement") with RTZ Acquisition, LLC ("Rizvi") and Scott Roberts to sell fifty-one percent (51%) of the outstanding membership interests in Ziegler (the "Transaction"). Rizvi is a newly formed entity managed by Rizvi Traverse Management LLC. The Transaction closed on May 21, 2010.

The Transaction is the type of event considered to be a "change of control" of Ziegler under the 1940 Act. Under the 1940 Act, investment advisory (and sub-advisory) agreements for investment companies are required to terminate automatically upon their assignment, and a "change of control" of an investment adviser (or a sub-adviser) is deemed to cause an assignment of the investment advisory (or sub-advisory) agreements to which the investment adviser (or sub-adviser) is a party. Consequently, on May 21, 2010, the then existing sub-advisory agreements between the Adviser and Ziegler relating to the Ziegler Sub-Advised Funds automatically terminated in accordance with their terms as well as the terms of the 1940 Act (each a "Prior Sub-Advisory Agreement," and collectively, the "Prior Sub-Advisory Agreements"). In anticipation of the termination of the Prior Sub-Advisory Agreements, at an in person meeting of the Board held on May 19, 2010, as mentioned above, the Board, including the Independent Trustees, approved the Interim Sub-Advisory Agreements, which will continue in effect until the earlier of 150 days after the termination of the Prior Sub-Advisory Agreements and the approval of new sub-advisory agreements between HCM and Ziegler. As mentioned above, at such Board meeting, the Board, including the Independent Trustees, also approved the New Sub-Advisory Agreements. A special meeting of shareholders of the Ziegler Sub-Advised Funds has been called to be held on October 8, 2010 to consider approving the New Sub-Advisory Agreements for the Ziegler Sub-Advised Funds.

At the meeting of the Board held on May 19, 2010, the Trustees conferred with representatives of Ziegler and the Adviser to consider the Transaction and its effect on the Ziegler Sub-Advised Funds. Legal counsel assisted the Board, and provided advice on, among other things, the Board's fiduciary obligations in considering the proposed Interim Sub-Advisory Agreements and New Sub-Advisory Agreements.

In evaluating the proposed New Sub-Advisory Agreements, the Board reviewed materials furnished by the Adviser and Ziegler. Representatives of Ziegler were present at the meeting and described in detail the Transaction and its effect on Ziegler's provision of sub-advisory services to the Ziegler Sub-Advised Funds. After considering the information presented to it at the meeting, the Board, including a majority of the Independent Trustees, approved the New Sub-Advisory Agreements. In considering whether to approve the New Sub-Advisory Agreements, the Board did not identify any single factor as determinative. Matters considered by the Trustees in connection with their approval of the New Sub-Advisory Agreements included the following:

                                                           HIGHMARK(R) FUNDS 195

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED) (CONCLUDED)

THE DIFFERENCES BETWEEN THE PRIOR SUB-ADVISORY AGREEMENTS AND THE NEW SUB-ADVISORY AGREEMENTS. In considering whether to approve the New Sub-Advisory Agreements, the Trustees took into account that they had initially approved the Prior Sub-Advisory Agreements with Ziegler on January 23, 2009 and the initial shareholder of the Ziegler Sub-Advised Funds approved the Prior Sub-Advisory Agreements on June 3, 2009. The Trustees also noted that there are no material changes between the terms and conditions of the Prior Sub-Advisory Agreements and the New Sub-Advisory Agreements, except that the New Sub-Advisory Agreements will have different effective dates.

THE IMPACT OF THE TRANSACTION ON ZIEGLER'S PROVISION OF SUB-ADVISORY SERVICES TO THE ZIEGLER SUB-ADVISED FUNDS. In determining whether to approve the New Sub-Advisory Agreements, the Trustees, including a majority of the Independent Trustees, determined that the scope and quality of services to be provided under the New Sub-Advisory Agreements were at least equivalent to those provided under the Prior Sub-Advisory Agreements. In addition, the Trustees were advised by Ziegler that Ziegler anticipated that there would be no changes in the personnel who provide the portfolio management services to the Ziegler Sub-Advised Funds. The Trustees reviewed information regarding the Transaction and information regarding Ziegler and its new investors, including financial statements of Ziegler pre and post Transaction, affiliates of Ziegler pre and post Transaction and Ziegler's business plan. The Trustees noted that there are no anticipated changes in the management structure, the portfolio management teams or any other personnel of Ziegler after the Transaction, aside from Ziegler hiring its own in-house legal counsel on May 3, 2010, and Mr. Roberts, the President of Ziegler, taking on additional responsibilities as the CEO and Chairman of Ziegler, which make Mr. Roberts responsible for all aspects of the management of Ziegler and require him to report to Ziegler's Board of Managers. The Trustees further noted that ZCO will bear all expenses incurred by the Ziegler Sub-Advised Funds in connection with the proposed Transaction.

THE NATURE, EXTENT AND QUALITY OF THE SERVICES TO BE PROVIDED TO THE ZIEGLER SUB-ADVISED FUNDS UNDER THE NEW SUB-ADVISORY AGREEMENTS. The Trustees considered the nature, extent and quality of the services provided by Ziegler to the Ziegler Sub-Advised Funds and the resources dedicated to the Ziegler Sub-Advised Funds by Ziegler. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding the New Sub-Advisory Agreements, that the nature, extent and quality of services provided by Ziegler supported approval of the New Sub-Advisory Agreements.

INVESTMENT PERFORMANCE OF THE ZIEGLER SUB-ADVISED FUNDS AND ZIEGLER. The Trustees received and considered information about the performance of the Ziegler Sub-Advised Funds relative to their peers and Ziegler's performance in managing products with similar investment objectives and strategies as the Ziegler Sub-Advised Funds over various time periods. The Trustees also considered Ziegler's reputation generally. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding the New Sub-Advisory Agreements, that the performance of Ziegler in managing the Ziegler Sub-Advised Funds when compared to products with similar investment objectives and strategies as the Ziegler Sub-Advised Funds supported approval of the New Sub-Advisory Agreements.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY ZIEGLER AND ITS AFFILIATES FROM THEIR RELATIONSHIPS WITH THE ZIEGLER SUB-ADVISED FUNDS. The Trustees considered and had discussions with Fund management regarding the fees charged by Ziegler relating to its services to the Ziegler Sub-Advised Funds. The Trustees observed that the fee rates under the New Sub-Advisory Agreements were identical to the fee rates under the Prior Sub-Advisory Agreements. In considering the fees charged to other funds or accounts, the Trustees considered, among other things, the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to manage mutual fund assets effectively, and the differences between the responsibilities of a sub-adviser, as compared to an adviser, of a mutual fund. In evaluating the Ziegler Sub-Advised Funds' sub-advisory fees, the Trustees also took into account the demands of Ziegler's approach to the investment management of the Ziegler Sub-Advised Funds. The Trustees also considered whether any compensation other than sub-advisory fees is received by Ziegler and its affiliates from the Ziegler Sub-Advised Funds or any other series of HighMark. The Trustees also reviewed information relating to the profitability of Ziegler's and its affiliates' relationship with the Ziegler Sub-Advised Funds. When reviewing the profitability of Ziegler, the Trustees took into account the expense levels of the Ziegler Sub-Advised Funds and whether Ziegler had implemented breakpoints in its fee schedules. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding the New Sub-Advisory Agreements, that the sub-advisory fees charged by Ziegler relating to its services provided to the Ziegler Sub-Advised Funds were fair and reasonable, and that the costs of these services generally and the related profitability of Ziegler and its affiliates in respect of their relationship with the Ziegler Sub-Advised Funds supported approval of the New Sub-Advisory Agreements.

ECONOMIES OF SCALE. The Trustees considered the possible existence of economies of scale (i.e. decreasing per unit costs as a fund increases in asset size) in the provision of services by Ziegler and whether those economies of scale are shared with the Ziegler Sub-Advised Funds. The Trustees noted that all of the share classes of the Ziegler Sub-Advised Funds benefit from expense caps. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis)

196 HIGHMARK(R) FUNDS
and the profitability to Ziegler and its affiliates of their relationships with the Ziegler Sub-Advised Funds, as discussed above. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding the New Sub-Advisory Agreements, that the extent to which any economies of scale are shared with the Ziegler Sub-Advised Funds supported the approval of the New Sub-Advisory Agreements with respect to the Ziegler Sub-Advised Funds.

The Trustees also considered other factors, which included but were not limited to the following:

      o     the compliance programs of Ziegler;

      o so-called "fallout benefits" to Ziegler such as the benefits of investment research provided to Ziegler by reason of brokerage commissions ("soft dollar" benefits) generated by HighMark Equity Income Fund's and HighMark NYSE Arca Tech 100 Index Fund's securities transactions. There is no soft dollar arrangement for Ziegler's fixed income portfolios, including HighMark Wisconsin Tax-Exempt Fund.

Based on their evaluation of all factors that they deemed to be material and assisted by the advice of independent counsel, the Trustees, including a majority of the Independent Trustees, approved the New Sub-Advisory Agreements.

Based on the same factors and conclusions, the Trustees also approved the Interim Sub-Advisory Agreements between HCM and Ziegler relating to the Ziegler Sub-Advised Funds, such agreements to take effect upon the termination of the Prior Sub-Advisory Agreements and to terminate no later than 150 days after their effectiveness.

                                                           HIGHMARK(R) FUNDS 197

FUND INFORMATION (UNAUDITED)
JULY 31, 2010

HighMark Funds is committed to managing our mutual funds in the best interests of our shareholders. The Board of Trustees of HighMark Funds has delegated the authority to vote proxies on behalf of the Funds that own voting securities to the Adviser. The Board has authorized the Adviser to delegate proxy voting authority with respect to a Fund to that Fund's sub-adviser. A description of the proxy voting guidelines and policies that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request by calling our investor services desk at 1-800-433-6884; (ii) on the SEC's website at http://www.sec.gov; and (iii) on HighMark Funds' website at http://www.highmarkfunds.com. Information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling our investor services desk at 1-800-433-6884; (ii) on the SEC's website at http://www.sec.gov; and (iii) on the HighMark Funds' website at http://www.highmarkfunds.com. The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are (i) available without charge upon request by calling our investor services desk at 1-800-433-6884; (ii) available on the SEC's website at http://www.sec.gov; (iii) available on the HighMark Funds' website at http://www.highmarkfunds.com; and (iv) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                          FIDUCIARY SHARES INFORMATION

FUND                                            CUSIP        TICKER      FUND #
BALANCED                                      431114792       HMBAX        491
COGNITIVE VALUE                               431112390       HCLFX       2209
CORE EQUITY                                   431112788       HMCFX       1627
ENHANCED GROWTH                               431112358       HEGFX       2210
EQUITY INCOME                                 431113109       NJPFX       2643
FUNDAMENTAL EQUITY                            431112267       HMFFX       2217
GENEVA MID CAP GROWTH                         431113505       PNMFX       2647
GENEVA SMALL CAP GROWTH                       431113885       HGFSX       2650
INTERNATIONAL OPPORTUNITIES                   431112341       HIOFX       2211
LARGE CAP GROWTH                              431114818       HMGRX        492
LARGE CAP VALUE                               431114206       HMIEX        490
NYSE ARCA TECH 100 INDEX                      431113844       PTSFX       2654
SMALL CAP ADVANTAGE                           431112465       HSAFX       2214
SMALL CAP VALUE                               431112101       HMSCX        148
VALUE MOMENTUM                                431114677       HMVMX        871
CAPITAL GROWTH ALLOCATION                     431112283       HGAFX       2198
DIVERSIFIED EQUITY ALLOCATION                 431112317       HEAFX       2195
GROWTH & INCOME ALLOCATION                    431112325       HGIFX       2197
INCOME PLUS ALLOCATION                        431112333       HPAFX       2196
BOND                                          431114305       HMBDX        489
CA INTERMEDIATE TAX-FREE BOND                 431114644       HMITX        847
NATIONAL INTERMEDIATE TAX-FREE BOND           431112655       HMNTX       1600
SHORT TERM BOND                               431112549       HMSFX       1506
WISCONSIN TAX-EXEMPT                          431113794       WTEFX       2658

198 HIGHMARK(R) FUNDS

                            RETAIL SHARES INFORMATION

FUND                                            CUSIP        TICKER      FUND #
BALANCED
   CLASS A SHARES                             431114776       HMBRX        480
   CLASS B SHARES                             431114545       HMBBX        452
   CLASS C SHARES                             431112887       HMBCX       1760

COGNITIVE VALUE
   CLASS A SHARES                             431112432       HCLAX       2203
   CLASS C SHARES                             431112424       HCLCX       2206

CORE EQUITY
   CLASS A SHARES                             431112770       HCEAX       1626
   CLASS B SHARES                             431112762       HCEBX       1628
   CLASS C SHARES                             431112754       HCECX       1632

EQUITY INCOME
   CLASS A SHARES                             431113208       NJPAX       2640
   CLASS B SHARES                             431113307       NJPBX       2641
   CLASS C SHARES                             431113406       NJPCX       2642

ENHANCED GROWTH
   CLASS A SHARES                             431112382       HEHAX       2204
   CLASS C SHARES                             431112374       HEGCX       2207

FUNDAMENTAL EQUITY
   CLASS A SHARES                             431112259       HMFAX       2215
   CLASS C SHARES                             431112242       HMFCX       2216

GENEVA MID CAP GROWTH
   CLASS A SHARES                             431113604       PNMAX       2644
   CLASS B SHARES                             431113703       PNMBX       2645
   CLASS C SHARES                             431113802       MGPCX       2646

GENEVA SMALL CAP GROWTH
   CLASS A SHARES                             431113877       HGASX       2648
   CLASS C SHARES                             431113851       HGCSX       2649

INTERNATIONAL OPPORTUNITIES
   CLASS A SHARES                             431112481       HIOAX       2205
   CLASS C SHARES                             431112473       HITCX       2208

LARGE CAP GROWTH
   CLASS A SHARES                             431114768       HMRGX        481
   CLASS B SHARES                             431114511       HMGBX        455
   CLASS C SHARES                             431112879       HGRCX       1755

LARGE CAP VALUE
   CLASS A SHARES                             431114784       HMERX        479
   CLASS B SHARES                             431114537       HIEBX        457
   CLASS C SHARES                             431112861       HIECX       1754

                                                           HIGHMARK(R) FUNDS 199

FUND INFORMATION (UNAUDITED) (CONCLUDED)
JULY 31, 2010

                     RETAIL SHARES INFORMATION (CONTINUED)

FUND                                            CUSIP        TICKER      FUND #
NYSE ARCA TECH 100 INDEX
   CLASS A SHARES                             431113836       PPTIX       2651
   CLASS B SHARES                             431113828       PSEBX       2652
   CLASS C SHARES                             431113810       PTICX       2653

SMALL CAP ADVANTAGE
   CLASS A SHARES                             431112457       HSAAX       2212
   CLASS C SHARES                             431112440       HSCAX       2213

SMALL CAP VALUE
   CLASS A SHARES                             431112200       HASVX         41
   CLASS B SHARES                             431112309       HBSVX        123
   CLASS C SHARES                             431112820       HSVCX       1756

VALUE MOMENTUM
   CLASS A SHARES                             431114628       HMVLX        870
   CLASS B SHARES                             431114529       HVMBX        456
   CLASS C SHARES                             431112812       HVMCX       1753

CAPITAL GROWTH ALLOCATION
   CLASS A SHARES                             431112564       HMAAX       1494
   CLASS C SHARES                             431112556       HMACX       1497

DIVERSIFIED EQUITY ALLOCATION
   CLASS A SHARES                             431112275       HEAAX       2193
   CLASS C SHARES                             431112291       HEACX       2194

GROWTH & INCOME ALLOCATION
   CLASS A SHARES                             431112580       HMRAX       1493
   CLASS C SHARES                             431112572       HMRCX       1496

INCOME PLUS ALLOCATION
   CLASS A SHARES                             431112614       HMPAX       1495
   CLASS C SHARES                             431112598       HMPCX       1498

BOND
   CLASS A SHARES                             431114743       HMRBX        478
   CLASS B SHARES                             431112747       HBDBX       1090
   CLASS C SHARES                             431112648       HBDCX       1492

CA INTERMEDIATE TAX-FREE BOND
   CLASS A SHARES                             431114578       HMCIX        846
   CLASS B SHARES                             431112796       HCABX       1761
   CLASS C SHARES                             431112630       HCTCX       1491

NATIONAL INTERMEDIATE TAX-FREE BOND
   CLASS A SHARES                             431112663       HMNFX       1598
   CLASS C SHARES                             431112622       HNTCX       1490

SHORT TERM BOND
   CLASS A SHARES                             431112523       HMSAX       1505
   CLASS C SHARES                             431112515       HMTCX       1470

200 HIGHMARK(R) FUNDS

FUND                                            CUSIP        TICKER      FUND #
WISCONSIN TAX-EXEMPT
   CLASS A SHARES                             431113786       PWTEX       2655
   CLASS B SHARES                             431113778       WTEBX       2656
   CLASS C SHARES                             431113760       WTECX       2657

                           CLASS M SHARES INFORMATION

COGNITIVE VALUE                               431112416       HCLMX       2200

ENHANCED GROWTH                               431112366       HEGMX       2201

INTERNATIONAL OPPORTUNITIES                   431112499       HIOMX       2202

                                                           HIGHMARK(R) FUNDS 201

NOTES

202 HIGHMARK(R) FUNDS

NOTES

                                                           HIGHMARK(R) FUNDS 203

SERVICE PROVIDERS & BOARD OF TRUSTEES

INVESTMENT ADVISER & ADMINISTRATOR
HighMark Capital Management, Inc.
350 California Street, Suite 1600
San Francisco, CA 94104

SUB-ADVISERS
Cognitive Value Fund,
Enhanced Growth Fund and
International Opportunities Fund:
Bailard, Inc.
950 Tower Lane, Suite 1900
Foster City, CA 94404-2131

Small Cap Value Fund:
LSV Asset Management
One North Wacker Drive, Suite 4000
Chicago, IL 60606

Geneva Mid Cap Growth Fund and
Geneva Small Cap Growth Fund:
Geneva Capital Management Ltd.
250 East Wisconsin Avenue, Suite 1050
Milwaukee, WI 53202

Equity Income Fund,
NYSE Arca Tech 100 Index Fund
and Wisconsin Tax-Exempt Fund:
Ziegler Capital Management, LLC
200 South Wacker Drive, Suite 2000
Chicago, IL 60606

CUSTODIAN
Union Bank, N.A.
350 California Street
San Francisco, CA 94104

DISTRIBUTOR
HighMark Funds Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

LEGAL COUNSEL
Ropes & Gray LLP
Three Embarcadero Center
San Francisco, CA 94111-4006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

TRANSFER AGENT
Boston Financial Data Services
PO Box 8416
Boston, MA 02266

BOARD OF TRUSTEES
David E. Benkert, Chairman
Thomas L. Braje
Evelyn S. Dilsaver
David A. Goldfarb
Michael L. Noel
Robert M. Whitler
Earle A. Malm, II

204 HIGHMARK(R) FUNDS

--------------------------------------------------------------------------------

TO LEARN MORE ABOUT HIGHMARK, VISIT US AT
WWW.HIGHMARKFUNDS.COM OR CALL:

INVESTOR SERVICES DESK
1.800.433.6884

INVESTMENT PROFESSIONAL SUPPORT DESK
1.800.455.5609

THANK YOU FOR YOUR INVESTMENT.

                    [HIGHMARK FUNDS LOGO](R)

      -----------------------------

         Mutual Funds:
         o are not FDIC insured
         o have no bank guarantee
         o may lose value

      -----------------------------

[HIGHMARK FUNDS LOGO](R)

445 South Figueroa Street o Suite 306 o Los Angeles o California o 90071

WWW.HIGHMARKFUNDS.COM

HMK-AR-004-0100
84806-B (07/10)

--------------------------------------------------------------------------------
                                                                JULY 31, 2010
--------------------------------------------------------------------------------

      HIGHMARK
         The smarter approach to investing.

      MONEY MARKET

      ANNUAL
      --------------------------------------------------------
                                                        report

      [GRAPHIC OMITTED]

      [HIGHMARK FUNDS LOGO](R)

                               TABLE OF CONTENTS

management's discussion of fund performance
   california tax-free money market fund. .................................   2
   taxable money market funds .............................................   3

disclosure of fund expenses. ..............................................   4
schedules of investments ..................................................   6
statements of assets and liabilities ......................................  19 statements of operations ..................................................  21
statements of changes in net assets. ......................................  22 financial highlights. .....................................................  28
notes to financial statements .............................................  31 report of independent registered public accounting firm ...................  36 notice to shareholders ....................................................  37
trustees and officers. ....................................................  38
board approval of the existing advisory agreements ........................  40 fund information ..........................................................  42
service providers & board of trustees .....................................  44

This report and the financial statements contained herein are submitted for the general information of HighMark Funds' shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Shares of HighMark Funds are not deposits or obligations of, or guaranteed by, Union Bank, N.A. or any of its subsidiaries or affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investments in shares of mutual funds involve risk, including the possible loss of principal. HighMark Funds Distributors, Inc. serves as distributor for HighMark Funds and is not affiliated with the adviser of HighMark Funds, HighMark Capital Management, Inc., or with Union Bank, N.A.

                                  FUND SECTORS

                               CALIFORNIA TAX-FREE
                                MONEY MARKET FUND

                                                                         % OF
SECTOR                                                                 PORTFOLIO
REVENUE BONDS                                                            60.4%

GENERAL OBLIGATIONS                                                      14.6

TAX EXEMPT COMMERCIAL PAPER                                               8.1

TAX AND REVENUE ANTICIPATION NOTES                                        6.3

CERTIFICATES OF PARTICIPATION                                             5.7

SPECIAL TAX                                                               4.9

CALIFORNIA TAX-FREE MONEY MARKET FUND* (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2010, HighMark California Tax-Free Money Market Fund (the "Fund") produced a seven-day effective yield of 0.03% (Fiduciary Shares)**. Using a combined federal and California state income tax rate of 34.90%, the seven-day effective yield is equivalent to a 0.06% taxable yield.

FACTORS AFFECTING PERFORMANCE

During the Fund's reporting period, the Federal Reserve maintained a target short-term interest rate range between 0% and 0.25%. The Federal Reserve said economic conditions warranted these low interest rate levels in order to support an economic recovery that was slower than anticipated. While it did see indicators that economic activity was improving, the Federal Reserve remained concerned by high unemployment, modest income growth, lower housing wealth and tighter credit. Municipal note yields decreased from 0.83% to 0.48%, reflecting the demand for new issuance of annual cash flow notes from municipal issuers. As of July 31, 2010, California's long term rating from the three major rating agencies was A1/A-/A-, upgraded by Moody's and Fitch as they transitioned their municipal rating to a global rating scale. The state's budget deficit was projected at $17.9 billion as the recession continued, and the legislature and governor worked to compromise on its budget for the fiscal year.

The Fund maintained a shorter weighted average maturity than its peer group during the period, increasing the percentage of its variable rate notes position to provide a higher level of liquidity. The Fund's weighted average maturity was 23 days.

 * AN INVESTMENT IN THE HIGHMARK MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, EXCEPT THAT THE HIGHMARK MONEY MARKET FUNDS PARTICIPATED IN THE U.S. DEPARTMENT OF TREASURY'S TEMPORARY GUARANTEE PROGRAM UNTIL THE PROGRAM EXPIRED ON SEPTEMBER 18, 2009 (SEE
      NOTE 7 TO THE ACCOMPANYING FINANCIAL STATEMENTS). ALTHOUGH THESE FUNDS SEEK TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00, THERE CAN BE NO ASSURANCE THAT THEY WILL BE ABLE TO DO SO. SOME OR ALL OF THE INCOME YOU RECEIVE FROM HIGHMARK CALIFORNIA TAX-FREE MONEY MARKET FUND MAY BE SUBJECT TO CERTAIN STATE AND LOCAL TAXES, AND IN SOME CASES, TO THE FEDERAL ALTERNATIVE MINIMUM TAX. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
      THE FUNDS.

**    The seven-day effective yields, as of July 31, 2010, are as follows:

                                                 CLASS A    CLASS S    FIDUCIARY
                                                  SHARES     SHARES     SHARES
--------------------------------------------------------------------------------
California Tax Free Money Market Fund
   Subsidized+                                    0.02%      0.02%       0.03%
   Non-Subsidized                                -0.49%     -0.54%      -0.24%

 + The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The yields shown also reflect voluntary waivers in place. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

2 HIGHMARK(R) FUNDS

TAXABLE MONEY MARKET FUNDS* (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2010, HighMark 100% U.S. Treasury Money Market Fund posted a seven-day effective yield of 0.01% (Fiduciary Shares)**, HighMark Treasury Plus Money Market Fund posted a seven-day effective yield of 0.03% (Fiduciary Shares)**, HighMark U.S. Government Money Market Fund posted a seven-day effective yield of 0.05% (Fiduciary Shares)** and HighMark Diversified Money Market Fund posted a seven-day effective yield of 0.16% (Fiduciary Shares)**. (These funds are collectively the "Funds," and each is a "Fund.")

FACTORS AFFECTING PERFORMANCE

A muted economic recovery with low interest rates, strong demand for short-term U.S. Treasury securities and a general shortage of high-quality investments all contributed negatively to the Funds' performance.

HighMark 100% U.S. Treasury Money Market Fund's investment strategy was driven primarily by supply fluctuations, auction sizes and timing. At year-end 2009, U.S. Treasury securities maturing in three months or less traded at, or near, zero market yields.

HighMark Treasury Plus Money Market Fund was negatively affected by this same trend. The yield advantage when compared with direct short-term U.S. Treasury investments led the Fund to invest primarily in overnight repurchase agreements during the period. Within prospectus limits, this Fund and the HighMark U.S. Government Money Market Fund benefited by investing in U.S. Government agency guaranteed issues.

HighMark Diversified Money Market Fund struggled with collapsing yields and a shortage of high-quality financial paper in the first half of the fiscal year. During this time, it focused on sovereign guarantees offered for new issue bank debt with attractive levels for one year maturities. Beginning in late March 2010, London Interbank Offered Rates (LIBOR) began to rise over concerns with European banking and sovereign risks, especially in Greece. The Fund benefited from this uptick through resets on adjustable rate securities it held, as one month LIBOR rates increased 0.10% before peaking in mid-May 2010 at 0.34%, and three month LIBOR rose by 0.20% to 0.54%. European Union guarantees, led by Germany and France, reassured capital markets, and as a result the LIBOR curve normalized.

 * AN INVESTMENT IN THE HIGHMARK MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, EXCEPT THAT THE HIGHMARK MONEY MARKET FUNDS PARTICIPATED IN THE U.S. DEPARTMENT OF TREASURY'S TEMPORARY GUARANTEE PROGRAM UNTIL THE PROGRAM EXPIRED ON SEPTEMBER 18, 2009 (SEE
      NOTE 7 TO THE ACCOMPANYING FINANCIAL STATEMENTS). ALTHOUGH THESE FUNDS SEEK TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00, THERE CAN BE NO ASSURANCE THAT THEY WILL BE ABLE TO DO SO. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

**    The seven-day effective yields, as of July 31, 2010, are as follows:

                                       CLASS A   CLASS B    CLASS C    CLASS S   FIDUCIARY
                                        SHARES    SHARES     SHARES    SHARES     SHARES
------------------------------------------------------------------------------------------
Diversified Money Market Fund
   Subsidized+                           0.07%     n/a        n/a        0.07%       0.16%
   Non-Subsidized                       -0.29%     n/a        n/a       -0.34%      -0.04%
Treasury Plus Money Market Fund
   Subsidized+                           0.03%     n/a        n/a        0.00%       0.03%
   Non-Subsidized                       -0.87%     n/a        n/a        0.00%      -0.62%
U.S. Government Money Market Fund
   Subsidized+                           0.05%    0.05%      0.05%       0.05%       0.05%
   Non-Subsidized                       -0.75%   -1.24%     -1.00%      -0.80%      -0.50%
100% U.S. Treasury Money Market Fund
   Subsidized+                           0.01%     n/a        n/a        0.01%       0.01%
   Non-Subsidized                       -0.85%     n/a        n/a       -0.90%      -0.60%

+ The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2009 and ending on November 30, 2010. The yields shown also reflect voluntary waivers in place. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

                                  FUND SECTORS

                                DIVERSIFIED MONEY
                                   MARKET FUND

                                                                         % OF
SECTOR                                                                 PORTFOLIO
COMMERCIAL PAPER                                                         52.0%

CERTIFICATES OF DEPOSIT                                                  34.5

CORPORATE OBLIGATIONS                                                     9.7

FOREIGN BANK NOTE                                                         1.9

REPURCHASE AGREEMENT                                                      1.5

VARIABLE RATE DEMAND NOTES                                                0.4

                               TREASURY PLUS MONEY
                                   MARKET FUND

                                                                         % OF
SECTOR                                                                 PORTFOLIO
REPURCHASE AGREEMENTS                                                    96.3%

U.S. GOVERNMENT GUARANTEED OBLIGATION                                     3.7

                              U.S. GOVERNMENT MONEY
                                   MARKET FUND

                                                                         % OF
SECTOR                                                                 PORTFOLIO
REPURCHASE AGREEMENTS                                                    58.4%

U.S. GOVERNMENT AGENCY OBLIGATIONS                                       20.8

VARIABLE RATE DEMAND NOTES                                               15.6

U.S. GOVERNMENT GUARANTEED OBLIGATION                                     5.2

                            100% U.S. TREASURY MONEY
                                   MARKET FUND

                                                                         % OF
SECTOR                                                                 PORTFOLIO
U.S. TREASURY BILLS                                                     100.0%

                                                             HIGHMARK(R) FUNDS 3

DISCLOSURE OF FUND EXPENSES

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, which include costs for portfolio management, administrative services, distribution fees and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of the mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in each Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates each Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare each Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as redemption fees, which are described in each Fund's prospectus. If these fees were applied to your account, your costs would be higher.

                                        BEGINNING     ENDING        NET      EXPENSES
                                         ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                         VALUE AT    VALUE AT     EXPENSE     DURING
                                          2/1/10     7/31/10      RATIOS      PERIOD*
CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ....................   $1,000.00   $1,000.10      0.40%     $   1.98
Class A Shares ......................    1,000.00    1,000.10      0.42%         2.08
Class S Shares ......................    1,000.00    1,000.10      0.42%         2.08

HYPOTHETICAL 5% RETURN
Fiduciary Shares ....................   $1,000.00   $1,022.81      0.40%     $   2.01
Class A Shares ......................    1,000.00    1,022.71      0.42%         2.11
Class S Shares ......................    1,000.00    1,022.71      0.42%         2.11
--------------------------------------------------------------------------------------
DIVERSIFIED MONEY MARKET FUND
--------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ....................   $1,000.00   $1,000.80      0.56%     $   2.78
Class A Shares ......................    1,000.00    1,000.40      0.73%         3.62
Class S Shares ......................    1,000.00    1,000.40      0.75%         3.72

HYPOTHETICAL 5% RETURN
Fiduciary Shares ....................   $1,000.00   $1,022.02      0.56%     $   2.81
Class A Shares ......................    1,000.00    1,021.17      0.73%         3.66
Class S Shares ......................    1,000.00    1,021.08      0.75%         3.76

                                        BEGINNING     ENDING        NET      EXPENSES
                                         ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                         VALUE AT    VALUE AT     EXPENSE     DURING
                                          2/1/10     7/31/10      RATIOS      PERIOD*
TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ....................   $1,000.00   $1,000.10      0.14%     $   0.69
Class A Shares ......................    1,000.00    1,000.10      0.16%         0.79
Class S Shares ......................    1,000.00    1,000.00      0.14%         0.69

HYPOTHETICAL 5% RETURN
Fiduciary Shares ....................   $1,000.00   $1,024.10      0.14%     $   0.70
Class A Shares ......................    1,000.00    1,024.00      0.16%         0.80
Class S Shares ......................    1,000.00    1,024.10      0.14%         0.70
--------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ....................   $1,000.00   $1,000.20      0.16%     $   0.79
Class A Shares ......................    1,000.00    1,000.20      0.18%         0.89
Class B Shares ......................    1,000.00    1,000.20      0.18%         0.89
Class C Shares ......................    1,000.00    1,000.20      0.18%         0.89
Class S Shares ......................    1,000.00    1,000.20      0.19%         0.94

HYPOTHETICAL 5% RETURN
Fiduciary Shares ....................   $1,000.00   $1,024.00      0.16%     $   0.80
Class A Shares ......................    1,000.00    1,023.90      0.18%         0.90
Class B Shares ......................    1,000.00    1,023.90      0.18%         0.90
Class C Shares ......................    1,000.00    1,023.90      0.18%         0.90
Class S Shares ......................    1,000.00    1,023.85      0.19%         0.95

4 HIGHMARK(R) FUNDS

                                        BEGINNING     ENDING        NET      EXPENSES
                                         ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                         VALUE AT    VALUE AT     EXPENSE     DURING
                                          2/1/10     7/31/10      RATIOS      PERIOD*
--------------------------------------------------------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ....................   $1,000.00   $1,000.00      0.13%     $   0.64
Class A Shares ......................    1,000.00    1,000.10      0.13%         0.64
Class S Shares ......................    1,000.00    1,000.10      0.13%         0.64

HYPOTHETICAL 5% RETURN
Fiduciary Shares ....................   $1,000.00   $1,024.15      0.13%     $   0.65
Class A Shares ......................    1,000.00    1,024.15      0.13%         0.65
Class S Shares ......................    1,000.00    1,024.15      0.13%         0.65

--------------------
* Expenses are equal to the fund's net annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

SCHEDULE OF INVESTMENTS
JULY 31, 2010

CALIFORNIA TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                              Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 88.3%
--------------------------------------------------------------------------------
   CALIFORNIA - 87.0%
     ABAG, Multi-Family Housing
       Finance Authority, Non-Profit,
       Episcopal Homes Foundation,
       COP, LOC Wells Fargo Bank
       N.A. (A) (B) (C)
       0.220%, 02/01/25                              $  4,920,000   $  4,920,000
     Alameda County, Industrial
       Development Authority Revenue,
       Ettore Products Company Project,
       Ser A, RB, AMT,
       LOC Comerica Bank (A) (B) (C)
       0.390%, 12/01/30                                 4,000,000      4,000,000
     Azusa, Unified School District,
       School Facilities Bridge
       Funding Program, COP,
       AGM Insured, SPA Dexia Credit
       (A) (B) (C)
       0.330%, 06/01/38                                   120,000        120,000
     Bay Area Toll Authority, Toll Bridge
       Revenue, San Francisco Bay Area,
       Ser G-1, RB,
       LOC BNP Paribas (A) (B) (C)
       0.200%, 04/01/45                                 5,000,000      5,000,000
     California State,
       Kindergarten, (A) (B) (C)
       Ser B5, GO, LOC Citibank
       0.210%, 05/01/34                                 7,400,000      7,400,000
       Sub-Ser B-7, GO,
       LOC Landesbank Hessen
       0.360%, 05/01/40                                11,755,000     11,755,000
     California State, Department of
       Water Resources, Power
       Supply Revenue, (A) (B) (C)
       Ser C-08, RB,
       LOC Bayerische Landesbank
       0.260%, 05/01/22                                11,450,000     11,450,000
       Ser C-11, RB, LOC KBC Bank NV
       0.260%, 05/01/22                                11,300,000     11,300,000
     California State, Economic Recovery,
       GO, (A) (B) (C)
       Ser C-15, AGM Insured
       SPA Dexia Credit
       0.390%, 07/01/23                                37,405,000     37,405,000
       Ser C-16, AGM Insured
       SPA Dexia Credit
       0.350%, 07/01/23                                 4,010,000      4,010,000
     California State, Educational Facilities
       Authority, (A) (B)
       California Institute of Technology, RB
       0.210%, 01/01/24                                19,000,000     19,000,000

--------------------------------------------------------------------------------
Description                                              Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
       University of San Francisco, RB
       LOC Allied Irish Bank PLC (C)
       2.000%, 05/01/30                              $ 15,350,000   $ 15,350,000
       2.000%, 05/01/33                                 4,600,000      4,600,000
     California State, Health Facilities
       Financing Authority, (A) (B) (C)
       Catholic Healthcare, Ser H, RB,
       LOC Citibank N.A.
       0.230%, 07/01/33                                 2,000,000      2,000,000
       Scripps Health, Ser C, RB,
       LOC Barclays Bank PLC
       0.200%, 10/01/40                                 4,000,000      4,000,000
     California State, Housing Finance Agency,
       Multi-Family Housing, (A) (B) (C)
       Ser B, RB, FNMA Insured,
       0.290%, 02/01/35                                13,800,000     13,800,000
       Ser C, RB, AMT
       0.250%, 08/01/38                                 1,900,000      1,900,000
     California State, Infrastructure
       & Economic Development
       Bank Revenue, Southern California
       Public Radio Project, RB,
       LOC Allied Irish Bank PLC (A) (B) (C)
       2.750%, 09/01/25                                 3,000,000      3,000,000
     California State, Municipal Finance
       Authority Revenue, Santa Margarita
       Catholic School, RB, LOC Allied Irish
       Bank PLC (A) (B) (C)
       2.950%, 05/01/39                                12,000,000     12,000,000
     California Statewide, Communities
       Development Authority, (A) (B) (C)
       Chadwick School, RB,
       LOC Allied Irish Bank PLC
       2.250%, 10/01/29                                 7,180,000      7,180,000
       Sweep Loan Program,
       Ser A, RB, LOC Citibank N.A.
       0.230%, 08/01/35                                15,000,000     15,000,000
     California Transit Finance Authority,
       RB, AGM Insured
       SPA Dexia Credit (A) (B) (C)
       0.300%, 10/01/27                                 5,000,000      5,000,000
     Contra Costa County, Multi-Family
       Mortgage Revenue, RB,
       FNMA Insured (A) (B) (C)
       0.230%, 11/15/22                                 3,000,000      3,000,000
     Elsinore Valley Municipal Water District,
       Ser B, COP, LOC Allied Irish
       Bank PLC (A) (B) (C)
       3.000%, 07/01/35                                 6,330,000      6,330,000

        The accompanying notes are an integral part of the financial statements.

6 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2010

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                              Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
     Hesperia Unified School District,
       Interim School Facility Funding
       Program, COP, AGM Insured,
       SPA Dexia Credit (A) (B) (C)
       0.500%, 02/01/38                              $  3,000,000   $  3,000,000
     Irvine Ranch Water District, RB,
       LOC Bank of America N.A. (A) (B) (C)
       0.230%, 08/01/16                                 2,000,000      2,000,000
     Irvine, Improvement Bond Act of 1915,
       Limited Obligation Reassessment,
       Ser 85-7-A, Special Assessment,
       AGM Insured, SPA Dexia
       Credit (A) (B) (C)
       0.320%, 09/02/32                                22,600,000     22,600,000
     Livermore, Multi-Family Housing
       Authority, Mortgage Portola, RB, AMT,
       FHLMC Insured (A) (B) (C)
       0.280%, 05/01/19                                   375,000        375,000
     Los Angeles County Housing Authority,
       Multi-Family Housing
       Authority, (A) (B) (C)
       Fountain Park Project, Ser P, RB,
       AMT, FNMA Insured
       0.260%, 04/15/33                                14,500,000     14,500,000
       Malibu Meadows II, Ser C, RB,
       FNMA Insured
       0.220%, 04/15/28                                 7,000,000      7,000,000
     Los Angeles County, TRAN, GO
       2.000%, 06/30/11                                10,000,000     10,104,017
     Los Angeles, Department of
       Water & Power, (A) (B) (C)
       Power Systems Revenue,
       Sub-Ser A-3, RB,
       SPA Lloyds TSB Bank PLC
       0.200%, 07/01/35                                 5,000,000      5,000,000
       Waterworks Revenue,
       Sub-Ser B-4, RB,
       SPA Wells Fargo Bank N.A.
       0.230%, 07/01/35                                 8,975,000      8,975,000
     Los Angeles, TECP
       LOC Barclays Bank (C)
       0.300%, 09/09/10                                 5,000,000      5,000,000
     Los Angeles, TRAN, GO
       2.000%, 05/31/11                                 5,000,000      5,049,481
     Los Angeles, TRAN, TECP
       0.270%, 08/17/10                                 6,450,000      6,450,000

--------------------------------------------------------------------------------
Description                                              Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
     Metropolitan, Water District of
       Southern California,
       Waterworks Revenue, (A) (B) (C)
       Ser A-1, RB
       SPA Banco Bilboa Vizcaya Argentaria
       0.350%, 07/01/21                              $ 12,000,000   $ 12,000,000
       Ser B, RB
       SPA Landesbank Hessen
       0.220%, 07/01/28                                16,000,000     15,999,427
       Ser B-2, RB
       SPA Banco Bilboa Vizcaya Argentaria
       0.350%, 07/01/35                                 8,000,000      8,000,000
       Ser C, RB
       SPA Landesbank Hessen
       0.220%, 07/01/28                                 9,900,000      9,900,000
     Riverside County,
       Public Facilities, (A) (B) (C)
       Ser A, COP
       LOC State Street Bank & Trust Co.
       0.250%, 12/01/15                                 4,100,000      4,100,000
       Ser B, COP
       0.250%, 12/01/15                                 2,450,000      2,450,000
       Ser D, COP
       0.250%, 12/01/15                                 1,500,000      1,500,000
     Riverside County, TRAN, GO, Ser B
       2.000%, 06/30/11                                10,000,000     10,131,553
     Sacramento County, Sanitation
       District, Financing Authority,
       Subordinate Lien, Ser E, RB,
       LOC U.S. Bank N.A. (A) (B) (C)
       0.220%, 12/01/40                                 5,000,000      5,000,000
     San Diego County, Regional
       Transportation Commission,
       Sales Tax Revenue, Ser D, RB,
       SPA Dexia Credit Local (A) (B) (C)
       0.300%, 04/01/38                                 7,600,000      7,599,821
     San Diego, COP, LOC Allied Irish
       Bank PLC (A) (B) (C)
       2.150%, 11/01/34                                 3,755,000      3,755,000
     San Francisco City & County, (A) (B) (C)
       Airport Commission, International
       Airport, Second Series,
       Issue 32F, Ser D, RB, AGM Insured,
       SPA Dexia Credit
       0.350%, 05/01/26                                10,515,000     10,515,000

The accompanying notes are an integral part of the financial statements.

                                                             HIGHMARK(R) FUNDS 7

SCHEDULE OF INVESTMENTS
JULY 31, 2010

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                           Par/Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
       Airports Commission, International
       Airport, Ser-A-3, RB,
       LOC JPMorgan Chase Bank
       0.240%, 05/01/30                              $  4,000,000   $  4,000,000
       Airports Commission, International
       Airport, Ser 37D, RB,
       AGM Insured, SPA Dexia Credit
       0.330%, 05/01/30                                 5,500,000      5,500,000
       Finance Corporation Lease,
       Revenue, Moscone Center,
       Ser 2008-2, RB,
       LOC State Street Bank & Trust Co.
       0.220%, 04/01/30                                 5,575,000      5,575,000
     San Gabriel Valley, TECP
       LOC Landesbank Hessen
       0.360%, 08/17/10                                 9,850,000      9,850,000
     Santa Clara County, El Camino
       Hospital District Lease Authority,
       Valley Medical Center Project,
       Ser A, RB, LOC State Street
       Bank & Trust Co. (A) (B) (C)
       0.250%, 08/01/15                                   550,000        550,000
     Santa Cruz County, TRAN, GO
       2.000%, 06/30/11                                 4,000,000      4,054,450
     University of California, TECP
       0.300%, 08/12/10                                16,000,000     16,000,000
     Vallejo, Multi-Family Housing
       Authority, RB,
       FNMA Insured (A) (B) (C)
       0.280%, 05/15/22                                 4,000,000      4,000,000
     Vallejo, Water Revenue, Ser A, RB,
       LOC JPMorgan Chase
       Bank (A) (B) (C)
       0.300%, 06/01/31                                12,790,000     12,790,000
     Whittier, Healthcare Facilities,
       Presbyterian Intercommunity,
       Ser B, RB,
       LOC U.S. Bank N.A. (A) (B) (C)
       0.200%, 06/01/36                                 2,800,000      2,800,000
                                                                    ------------
                                                                     455,643,749
                                                                    ------------
   ILLINOIS - 1.3%
     Chicago, Ser F, GO,
       LOC Banco Bilbao Vizcaya (A) (B) (C)
       0.330%, 01/01/42                                 7,100,000      7,100,000
     TOTAL MUNICIPAL BONDS
       (Cost $462,743,749)                                           462,743,749
                                                                    ------------

--------------------------------------------------------------------------------
Description                                           Par/Shares       Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 0.0%
--------------------------------------------------------------------------------
     BlackRock Liquidity Funds,
       California Money Fund                         $     15,947   $     15,947
     Goldman Sachs Institutional Liquid
       Assets Tax Exempt
       California Portfolio                                 6,450          6,450
                                                                    ------------
     TOTAL REGISTERED INVESTMENT COMPANIES
       (Cost $22,397)                                                     22,397
                                                                    ------------
   TOTAL INVESTMENTS - 88.3%
     (Cost $462,766,146) *                                           462,766,146
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 11.7%                            61,097,932
                                                                    ------------
   NET ASSETS - 100.0%                                              $523,864,078
                                                                    ============

*     AT JULY 31, 2010, COST IS IDENTICAL FOR BOOK AND FEDERAL INCOME TAX
      PURPOSES.
(A)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2010.

(B) PUT AND DEMAND FEATURE - VARIABLE RATE DEMAND NOTES ARE PAYABLE UPON DEMAND. PUT BONDS AND NOTES HAVE DEMAND FEATURES THAT ALLOW THE HOLDER TO REDEEM THE ISSUE AT SPECIFIED DATES BEFORE MATURITY. THE DATE REPORTED IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE. THE INTEREST RATE SHOWN REFLECTS THE RATE IN EFFECT ON JULY 31, 2010.

(C) SECURITIES ARE HELD IN CONJUNCTION WITH A GUARANTEE/LETTER OF CREDIT AND/OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.

ABAG  - ASSOCIATION OF BAY AREA GOVERNMENTS
AGM   - ASSURED GUARANTY MUNICIPAL CORPORATION (FORMERLY KNOWN AS FINANCIAL
        SECURITY ASSURANCE)
AMT   - ALTERNATIVE MINIMUM TAX
COP   - CERTIFICATES OF PARTICIPATION
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GO    - GENERAL OBLIGATION
LOC   - LETTER OF CREDIT
PLC   - PUBLIC LIABILITY COMPANY
RB    - REVENUE BOND
SER   - SERIES
SPA   - STANDBY PURCHASE AGREEMENT
TECP  - TAX-EXEMPT COMMERCIAL PAPER
TRAN  - TAX AND REVENUE ANTICIPATION NOTE

        The accompanying notes are an integral part of the financial statements.

8 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2010

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of July 31, 2010 is as follows (see Note 2 -- significant accounting policies in the notes to financial statements):

                                                                   LEVEL 2        LEVEL 3
                                    TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                     VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                     07/31/10        PRICE         INPUTS        INPUTS
                                   ------------   ------------   ------------  ------------
   Municipal Bonds                 $462,743,749   $         --   $462,743,749  $         --
   Registered Investment
     Companies                           22,397         22,397             --            --
                                   ------------   ------------   ------------  ------------
Total:                             $462,766,146   $     22,397   $462,743,749  $         --
                                   ============   ============   ============  ============

The accompanying notes are an integral part of the financial statements.

                                                             HIGHMARK(R) FUNDS 9

SCHEDULE OF INVESTMENTS
JULY 31, 2010

DIVERSIFIED MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                            Par            Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMERCIAL PAPER - DISCOUNTED* - 52.0%
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - AUTOMOBILE - 9.5% (A)
      Giro Balanced Funding Corp.
         0.500%, 08/03/10                         $120,000,000   $   119,996,667
      Silver Tower U.S. Funding
         1.055%, 08/30/10                          125,000,000       124,894,271
                                                                 ---------------
      TOTAL ASSET-BACKED SECURITIES - AUTOMOBILE
         (Cost $244,890,938)                                         244,890,938
                                                                 ---------------
   ASSET-BACKED SECURITIES - CREDIT CARD - 5.0% (A)
      White Point Funding Inc.
         0.601%, 08/03/10                           50,132,000        50,130,329
         0.550%, 08/09/10                           25,000,000        24,996,944
         0.601%, 08/26/10                           52,007,000        51,985,331
                                                                 ---------------
      TOTAL ASSET-BACKED SECURITIES - CREDIT CARD
         (Cost $127,112,604)                                         127,112,604
                                                                 ---------------
   ASSET-BACKED SECURITIES - DIVERSIFIED FINANCIAL ASSETS - 9.5% (A)
      Belmont Funding LLC
         0.550%, 08/06/10                          125,000,000       124,990,451
      Ebbets Funding LLC
         0.550%, 08/03/10                          120,000,000       119,996,333
                                                                 ---------------
      TOTAL ASSET-BACKED SECURITIES -
         DIVERSIFIED FINANCIAL ASSETS
         (Cost $244,986,784)                                         244,986,784
                                                                 ---------------
   ASSET-BACKED SECURITIES - GOVERNMENT - 4.7% (A)
      Govco LLC
         0.501%, 08/16/10                           50,000,000        49,989,583
         0.531%, 08/23/10                           70,000,000        69,977,328
                                                                 ---------------
      TOTAL ASSET-BACKED SECURITIES - GOVERNMENT
         (Cost $119,966,911)                                         119,966,911
                                                                 ---------------
   ASSET-BACKED SECURITIES - TRADE RECEIVABLES - 5.6% (A)
      Autobahn Funding Co. LLC
         0.260%, 08/02/10                           40,000,000        39,999,711
      Romulus Funding Corp.
         0.320%, 08/02/10                           39,000,000        38,999,653
      Sydney Capital Corp.
         0.621%, 08/16/10                           17,000,000        16,995,608
         0.621%, 08/25/10                           48,000,000        47,980,160
                                                                 ---------------
      TOTAL ASSET-BACKED SECURITIES -
         TRADE RECEIVABLES
         (Cost $143,975,132)                                         143,975,132
                                                                 ---------------

--------------------------------------------------------------------------------
Description                                            Par            Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMERCIAL PAPER - DISCOUNTED* - (CONTINUED)
--------------------------------------------------------------------------------
   BANKING - 12.8%
      Beethoven Funding Corp.
         0.420%, 08/06/10 (A)                     $ 87,160,000   $    87,154,916
      Louis Dreyfus Corp. LOC: Calyon
         0.280%, 08/02/10                          120,000,000       119,999,067
      PB Finance (Delaware)
         1.002%, 08/03/10 (A)                       95,000,000        94,994,722
         1.002%, 08/04/10 (A)                       25,000,000        24,997,917
                                                                 ---------------
      TOTAL BANKING
         (Cost $327,146,622)                                         327,146,622
                                                                 ---------------
   OIL-INTEGRATED - 4.9% (A)
      BP Capital Markets PLC
         0.500%, 08/02/10                          125,500,000       125,498,257
                                                                 ---------------
      TOTAL OIL-INTEGRATED
         (Cost $125,498,257)                                         125,498,257
                                                                 ---------------
      TOTAL COMMERCIAL PAPER - DISCOUNTED
         (Cost $1,333,577,248)                                     1,333,577,248
                                                                 ---------------

--------------------------------------------------------------------------------
   CERTIFICATES OF DEPOSIT - YANKEE - 34.5%
--------------------------------------------------------------------------------
      Allied Irish Banks PLC NY,
         Government of Ireland Guaranteed
         1.499%, 09/27/10 (B)                       40,000,000        40,000,000
         1.336%, 11/29/10 (B)                       80,000,000        80,000,000
         Banco Santander NY
         1.160%, 01/14/11                          120,000,000       120,005,501
      Bank of Ireland CT,
         Government of Ireland Guaranteed
         1.479%, 09/24/10 (B)                       50,000,000        50,000,000
         1.175%, 04/28/11 (B)                       75,000,000        75,000,000
         Credit Suisse NY
         0.428%, 12/03/10 (B)                       50,000,000        50,000,000
      Dexia Credit Local SA NY
         0.440%, 08/04/10                          120,000,000       120,000,000
      Natixis NY
         0.818%, 04/21/11 (B)                       50,000,000        50,000,000
         1.045%, 07/11/11 (B)                       75,000,000        75,000,000
      Societe Generale NY
         0.418%, 12/03/10 (B)                      150,000,000       150,000,000
      UBS AG CT
         0.791%, 12/16/10 (B)                       75,000,000        75,000,000
                                                                 ---------------
      TOTAL CERTIFICATES OF DEPOSIT - YANKEE
         (Cost $885,005,501)                                         885,005,501
                                                                 ---------------

        The accompanying notes are an integral part of the financial statements.

10 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2010

DIVERSIFIED MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                            Par            Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 9.7%
--------------------------------------------------------------------------------
   BANKING - 9.7%
      Bank of Montreal Chicago,
         MTN (A) (C)
         0.888%, 08/05/11                         $150,000,000   $   150,000,000
      Credit Agricole London,
         MTN (A) (C)
         0.808%, 07/22/11                          100,000,000       100,000,000
                                                                 ---------------
      TOTAL CORPORATE OBLIGATIONS
         (Cost $250,000,000)                                         250,000,000
                                                                 ---------------

--------------------------------------------------------------------------------
   FOREIGN BANK NOTE - 1.9%
--------------------------------------------------------------------------------
   BANKING - 1.9%
      Westpac Banking Corp. (A) (C)
         0.398%, 08/04/11                           50,000,000        50,000,000
                                                                 ---------------
      TOTAL FOREIGN BANK NOTE
         (Cost $50,000,000)                                           50,000,000
                                                                 ---------------

--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - 0.4%
--------------------------------------------------------------------------------
   BANKING - 0.4% (D)
      Albany NY, Industrial Development
         Agency, Civic Facility Revenue,
         St. Rose, Ser B, RB, National-RE Insured,
         LOC: Bank of America
         0.300%, 07/01/31                            5,850,000         5,850,000
      Washington State, Housing Finance
         Commission, Multi-Family Housing,
         The Lodge at Eagle Ridge,
         Ser B, RB, LOC: Bank of America
         0.300%, 08/01/41                            3,425,000         3,425,000
                                                                 ---------------
      TOTAL VARIABLE RATE DEMAND NOTES
         (Cost $9,275,000)                                             9,275,000
                                                                 ---------------

--------------------------------------------------------------------------------
Description                                            Par            Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 1.5%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.200%, dated 07/30/10,
         matures on 08/02/10,
         repurchase price $38,242,571
         (collateralized by a U.S. Treasury
         Note Obligation, par value
         $38,755,000, 0.875%, 04/30/11,
         total market value $39,009,763)          $ 38,241,934   $    38,241,934
                                                                 ---------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $38,241,934)                                           38,241,934
                                                                 ---------------
TOTAL INVESTMENTS - 100.0%
      (Cost $2,566,099,683) **                                     2,566,099,683
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - (0.0)%
                                                                        (967,826)
                                                                 ---------------
NET ASSETS - 100.0%                                              $ 2,565,131,857
                                                                 ===============

-------------------------------------------------------------------------------
*     RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT
      PURCHASE.

**    AT JULY 31, 2010, COST IS IDENTICAL FOR BOOK AND FEDERAL INCOME TAX
      PURPOSES.

(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3(A), 4(2) OR RULE 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THE VALUE OF THESE SECURITIES AS OF JULY 31, 2010 WAS $1,513,578,181 AND REPRESENTED 59.0% OF NET ASSETS.

(B) VARIABLE RATE SECURITY WHOSE INTEREST RATE IS RESET PERIODICALLY BASED ON AN INDEX. THE RATE REFLECTED IS THE RATE IN EFFECT ON JULY 31, 2010. THE DATE REPORTED IS THE FINAL MATURITY.

(C) VARIABLE RATE/EXTENDABLE SECURITY - THE RATE REFLECTED IS THE RATE IN EFFECT ON JULY 31, 2010. THE MATURITY DATE REFLECTS THE NEXT DATE ON WHICH THE PRINCIPAL CAN BE RECOVERED.

(D) DEMAND FEATURE - THE ADJUSTABLE RATE REFLECTED IS THE RATE IN EFFECT ON JULY 31, 2010. THE DATE REPORTED IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.

CT    - CONNECTICUT
LLC   - LIMITED LIABILITY COMPANY
LOC   - LETTER OF CREDIT
MTN   - MEDIUM TERM NOTE
NY    - NEW YORK
PLC   - PUBLIC LIABILITY COMPANY
RB    - REVENUE BOND
SER   - SERIES

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 11

SCHEDULE OF INVESTMENTS
JULY 31, 2010

DIVERSIFIED MONEY MARKET FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of July 31, 2010 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                 LEVEL 2          LEVEL 3
                                   TOTAL FAIR      LEVEL 1     SIGNIFICANT      SIGNIFICANT
                                    VALUE AT       QUOTED      OBSERVABLE      UNOBSERVABLE
                                    07/31/10       PRICE         INPUTS           INPUTS
                                 --------------   ---------   --------------   ------------
Investments in Securities *      $2,566,099,683   $      --   $2,566,099,683   $         --
                                 ==============   =========   ==============   ============

*     See schedule of investments detail for security type breakout.

        The accompanying notes are an integral part of the financial statements.

12 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2010

TREASURY PLUS MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                               Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT GUARANTEED OBLIGATION* - 3.7%
--------------------------------------------------------------------------------
      Straight-A Funding, Series 1, FFBLL
         0.345%, 09/27/10 (A)                        $  7,000,000   $  6,996,232
                                                                    ------------
      TOTAL U.S. GOVERNMENT
         GUARANTEED OBLIGATION
         (Cost $6,996,232)                                             6,996,232
                                                                    ------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 96.3%
--------------------------------------------------------------------------------
      Barclays Capital
         0.21%, dated 07/30/10, matures on
         08/02/10, repurchase price $88,420,047
         (collateralized by various U.S. Treasury
         Notes, ranging in par value from
         $34,773,500 - 53,260,700, 1.375% - 3.125%,
         02/15/13 - 05/15/19, total market value
         $90,186,946)                                  88,418,500     88,418,500
      Credit Suisse Securities (USA)
         0.20%, dated 07/30/10,
         matures on 08/02/10,
         repurchase price $46,000,767
         (collateralized by a U.S. Treasury
         Note, par value $46,615,000,
         0.875%, 04/30/11, total market
         value $46,921,432)                            46,000,000     46,000,000

--------------------------------------------------------------------------------
Description                                              Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
      Deutsche Bank Securities
         0.20%, dated 07/30/10,
         matures on 08/02/10,
         repurchase price $46,000,767
         (collateralized by a U.S. Treasury Bill,
         par value $46,931,700,
         0.000%, 09/23/10, total market
         value $46,920,014)                          $ 46,000,000   $ 46,000,000
                                                                    ------------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $180,418,500)                                         180,418,500
                                                                    ------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $187,414,732) **                                         187,414,732
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - (0.0)%                              (36,775)
                                                                    ------------
   NET ASSETS - 100.0%                                              $187,377,957
                                                                    ============

--------------------------------------------------------------------------------
*     RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT
      PURCHASE.

**    AT JULY 31, 2010, COST IS IDENTICAL FOR BOOK AND FEDERAL INCOME TAX
      PURPOSES.

(A) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3(A), 4(2) OR RULE 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THE VALUE OF THESE SECURITIES AS OF JULY 31, 2010 WAS $6,996,232 AND REPRESENTED 3.7% OF NET ASSETS.

FFBLL - FEDERAL FINANCING BANK LIQUIDITY LOAN

A summary of the inputs used to value the Fund's net assets as of July 31, 2010 is as follows (see Note 2 - significant accounting policies in notes to financial statements):

                                                                                           LEVEL 2        LEVEL 3
                                                            TOTAL FAIR       LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                                             VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                             07/31/10        PRICE          INPUTS        INPUTS
                                                           ------------   ------------   ------------   ------------
Investments in Securities*                                 $187,414,732   $         --   $187,414,732   $         --
                                                           ============   ============   ============   ============

*     See schedule of investments detail for security type breakout.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 13

SCHEDULE OF INVESTMENTS
JULY 31, 2010

U.S. GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                              Par           Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS - 20.8%
--------------------------------------------------------------------------------
      FFCB
         0.431%, 05/18/11 (A)                        $ 50,000,000   $ 50,004,228
         0.271%, 05/19/11 (A)                          50,000,000     49,991,907
         0.428%, 07/20/11 (A)                          30,000,000     30,000,000
      FHLB
         0.251%, 08/01/11 (A)                          30,000,000     29,989,432
      FHLMC
         0.464%, 08/24/10 (A)                          25,000,000     24,999,868
         0.299%, 09/26/11 (A)                          25,000,000     24,985,420
      FNMA
         0.253%, 08/11/11 (A)                          30,000,000     29,987,554
                                                                    ------------
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
         (Cost $239,958,409)                                         239,958,409
                                                                    ------------

--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - 15.6%
--------------------------------------------------------------------------------
      California, Milpitas Multi-Family
         Housing Revenue Crossing, Ser A, RB
         Guarantee: FNMA (B)
         0.300%, 08/15/33                               4,800,000      4,800,000
      California, Sacramento County,
         Multi-Family Housing Development
         Authority, Deer Park Apartments, RB
         Guarantee: FNMA (B)
         0.320%, 07/15/35                               1,350,000      1,350,000
      California, San Francisco, City &
         County Redevelopment, Ser D, RB
         Guarantee: FNMA (B)
         0.300%, 06/15/34                              26,050,000     26,050,000
      California, Simi Valley, Multi-Family
         Housing Revenue, Parker Ranch, RB
         Guarantee: FNMA (B)
         0.330%, 07/15/36                               1,250,000      1,250,000
      California, Statewide Community
         Development Authority,
         Palms Apartments, Ser C, RB
         Guarantee: FNMA (B)
         0.300%, 05/15/35                               3,810,000      3,810,000
      Goldleaf Mortgage, Ser 2007A
         Guarantee: FHLB (B)
         0.360%, 11/01/37                              14,305,000     14,305,000
      New York City Housing Development,
         Multi-Family Mortgage Revenue,
         Pearl Street Development, Ser B, RB
         Guarantee: FNMA (B)
         0.310%, 10/15/41                              14,225,000     14,225,000
      New York City Housing Development,
         Multi-Family Rent Housing Revenue, (B)
         Gold Street, Ser B, RB
         Guarantee: FNMA
         0.310%, 04/15/36                               2,570,000      2,570,000

--------------------------------------------------------------------------------
Description                                               Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - (CONTINUED)
--------------------------------------------------------------------------------
         Nicole, Ser B, RB
         Guarantee: FNMA
         0.300%, 11/15/35                            $  5,470,000   $  5,470,000
         West Street, Ser B, RB
         Guarantee: FNMA
         0.310%, 03/15/36                               7,100,000      7,100,000
         Westport Development, Ser B, RB
         Guarantee: FNMA
         0.300%, 06/15/34                               6,800,000      6,800,000
      New York State, Dormitory
         Authority Revenue, Ser B, RB
         Guarantee: FNMA (B)
         0.300%, 11/15/36                              20,540,000     20,540,000
      New York State, Housing Finance
         Agency Revenue, (B)
         11th Avenue Housing, Ser B, RB
         Guarantee: FNMA
         0.310%, 05/15/41                               5,100,000      5,100,000
         38th Street, Ser B, RB
         Guarantee: FNMA
         0.300%, 05/15/33                              10,900,000     10,900,000
         Biltmore Tower Housing, Ser B, RB
         Guarantee: FNMA
         0.310%, 05/15/34                               1,540,000      1,540,000
         Chelsea Apartments, Ser B, RB
         Guarantee: FNMA
         0.300%, 11/15/36                               2,000,000      2,000,000
         North End, Ser B, RB
         Guarantee: FNMA
         0.310%, 11/15/36                               2,500,000      2,500,000
         Ser B, RB
         Guarantee: FNMA
         0.310%, 05/15/33                              14,600,000     14,600,000
         Tower 31 Housing, Ser A, RB
         Guarantee: FHLMC
         0.310%, 11/01/36                               3,700,000      3,700,000
         Victory Housing 2000, Ser B, RB
         Guarantee: FHLMC
         0.310%, 11/01/33                               1,100,000      1,100,000
         West 33rd Street, Ser B, RB
         Guarantee: FNMA
         0.300%, 11/15/36                               5,400,000      5,400,000
      Pennsylvania, Montgomery County,
         Redevelopment Authority,
         Kingswood Apartments Project,
         Ser A, RB
         Guarantee: FNMA (B)
         0.280%, 08/15/31                               6,705,000      6,705,000

        The accompanying notes are an integral part of the financial statements.

14 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2010

U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)

-----------------------------------------------------------------------------------
Description                                               Par            Value
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - (CONTINUED)
-----------------------------------------------------------------------------------
      Virginia, Chesapeake,
         Redevelopment & Housing
         Authority, Multi-Family Housing
         Revenue, Alta Great Bridge, Ser A, RB
         Guarantee: FNMA (B)
         0.320%, 01/15/41                            $   2,100,000   $    2,100,000
      Washington State Housing Finance
         Commission, Multi-Family
         Housing Revenue, (B)
         Ballard Landmark, Ser B, RB
         Guarantee: FNMA
         0.320%, 12/15/41                                3,510,000        3,510,000
         Bridgewood Project, Ser B, RB
         Guarantee: FNMA
         0.320%, 09/01/34                                3,340,000        3,340,000
         Highland Park Apartments, Ser B, RB
         Guarantee: FNMA
         0.330%, 07/15/38                                1,960,000        1,960,000
         Pinehurst Apartments Project,
         Ser B, RB
         Guarantee: FNMA
         0.330%, 03/15/39                                1,780,000        1,780,000
         Ranier Court Project, Ser B, RB
         Guarantee: FNMA
         0.300%, 12/15/36                                3,525,000        3,525,000
         Rolling Hills Project, Ser B, RB
         Guarantee: FNMA
         0.320%, 06/15/37                                2,225,000        2,225,000
                                                                     --------------
      TOTAL VARIABLE RATE DEMAND NOTES
         (Cost $180,255,000)                                            180,255,000
                                                                     --------------

-----------------------------------------------------------------------------------
   U.S. GOVERNMENT GUARANTEED OBLIGATION* - 5.2%
-----------------------------------------------------------------------------------
      Straight-A Funding, Series 1, FFBLL (C)
         0.355%, 09/27/10                               60,000,000       59,966,750
                                                                     --------------
      TOTAL U.S. GOVERNMENT
         GUARANTEED OBLIGATION
         (Cost $59,966,750)                                              59,966,750
                                                                     --------------

-----------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 58.4%
-----------------------------------------------------------------------------------
      Barclays Capital
         0.210%, dated 07/30/10,
         matures on 08/02/10,
         repurchase price $275,004,812
         (collateralized by various
         U.S. Treasury Note obligations,
         ranging in par value from
         $56,595,100 - $208,667,200,
         1.125% - 3.625%, 12/15/11 -
         02/15/20, total market value
         $280,500,094)                                 275,000,000      275,000,000

-----------------------------------------------------------------------------------
Description                                               Par             Value
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
-----------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.210%, dated 07/30/10, matures
         on 08/02/10, repurchase price
         $285,758,753 (collateralized
         by various U.S. agency obligations,
         ranging in par value from
         $16,225,000 - $250,000,000,
         0.000%, 10/25/10 - 02/22/11,
         total market value
         $291,469,683)                               $ 285,753,752   $  285,753,752
      Deutsche Bank Securities
         0.200%, dated 07/30/10,
         matures on 08/02/10, repurchase
         price $56,000,933 (collateralized
         by various U.S. agency obligations,
         ranging in par value from
         $6,112,000 - $27,929,000,
         0.000% - 3.250%, 10/27/10 -
         04/09/13, total market value
         $57,120,954)                                   56,000,000       56,000,000
      Goldman Sachs
         0.200%, dated 07/30/10,
         matures on 08/02/10, repurchase
         price $56,000,933 (collateralized
         by various U.S. agency obligations,
         ranging in par value from
         $4,279,000 - $14,496,000,
         4.500% - 5.450%,
         04/25/17 - 02/22/40, total market
         value $57,120,517)                             56,000,000       56,000,000
                                                                     --------------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $672,753,752)                                            672,753,752
                                                                     --------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $1,152,933,911) **                                        1,152,933,911
                                                                     --------------
   OTHER ASSETS & LIABILITIES, NET - (0.0)%                                (147,084)
                                                                     --------------
   NET ASSETS - 100.0%                                               $1,152,786,827
                                                                     ==============

--------------------------------------------------------------------------------
*       RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO
        MATURITY AT PURCHASE.

**      AT JULY 31, 2010, COST IS IDENTICAL FOR BOOK AND FEDERAL INCOME TAX
        PURPOSES.

(A) VARIABLE RATE SECURITY WHOSE INTEREST RATE IS RESET PERIODICALLY BASED ON AN INDEX. THE RATE REFLECTED IS THE RATE IN EFFECT ON JULY 31, 2010. THE DATE REPORTED IS THE FINAL MATURITY.

(B) DEMAND FEATURE - RATE SHOWN IS AS OF REPORT DATE AND MATURITIES SHOWN ARE THE FINAL MATURITIES, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED THROUGH THE DEMAND FEATURE.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 15

SCHEDULE OF INVESTMENTS
JULY 31, 2010

U.S. GOVERNMENT MONEY MARKET FUND (CONCLUDED)

(C) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3(A), 4(2) OR RULE 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THE TOTAL VALUE OF THESE SECURITIES AS OF JULY 31, 2010 WAS $59,966,750 AND REPRESENTED 5.2% OF NET ASSETS.

FFBLL - FEDERAL FINANCING BANK LIQUIDITY LOAN
FFCB  - FEDERAL FARM CREDIT BANK
FHLB  - FEDERAL HOME LOAN BANK
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
RB    - REVENUE BOND
SER   - SERIES

A summary of the inputs used to value the Fund's net assets as of July 31, 2010 is as follows (see Note 2 - significant accounting policies in notes to financial statements):

                                                                                           LEVEL 2           LEVEL 3
                                                           TOTAL FAIR       LEVEL 1      SIGNIFICANT       SIGNIFICANT
                                                            VALUE AT        QUOTED        OBSERVABLE       UNOBSERVABLE
                                                            07/31/10         PRICE          INPUTS           INPUTS
                                                         --------------   ------------   ---------------   ------------
Investments in Securities *                              $1,152,933,911   $         --   $ 1,152,933,911   $         --
                                                         ==============   ============   ===============   ============

*     See schedule of investments detail for security type breakout.

        The accompanying notes are an integral part of the financial statements.

16 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2010

100% U.S. TREASURY MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                               Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. TREASURY BILLS* - 100.0%
--------------------------------------------------------------------------------
      U.S. Treasury Bills
         0.158%, 08/05/10                            $ 57,182,000   $ 57,181,009
         0.136%, 08/19/10                             250,000,000    249,983,250
         0.157%, 08/26/10                             216,601,000    216,577,699
         0.162%, 09/09/10                             125,000,000    124,978,333
         0.162%, 09/16/10                              75,000,000     74,984,667
         0.158%, 09/23/10                             151,850,000    151,815,120
                                                                    ------------
         TOTAL U.S. TREASURY BILLS
         (Cost $875,520,078)                                         875,520,078
                                                                    ------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $875,520,078) **                                         875,520,078
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - (0.0)%                             (136,869)
                                                                    ------------
   NET ASSETS - 100.0%                                              $875,383,209
                                                                    ============

--------------------------------------------------------------------------------
*     RATE SHOWN REPRESENTS THE BOND EQUIVALENT YIELD TO MATURITY AT PURCHASE.

**    AT JULY 31, 2010, COST IS IDENTICAL FOR BOOK AND FEDERAL INCOME TAX
      PURPOSES.

A summary of the inputs used to value the Fund's net assets as of July 31, 2010 is as follows (see Note 2 - significant accounting policies in notes to financial statements):

                                                                                           LEVEL 2        LEVEL 3
                                                            TOTAL FAIR      LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                             VALUE AT       QUOTED        OBSERVABLE    UNOBSERVABLE
                                                             07/31/10        PRICE          INPUTS         INPUTS
                                                           ------------   ------------   ------------   ------------
U.S. Treasury Bills                                        $875,520,078   $         --   $875,520,078   $         --
                                                           ============   ============   ============   ============

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 17

                      This Page Left Blank Intentionally.

18 HIGHMARK(R) FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2010

                                                          CALIFORNIA                                      U.S.         100% U.S.
                                                           TAX-FREE     DIVERSIFIED      TREASURY      GOVERNMENT       TREASURY
                                                            MONEY          MONEY        PLUS MONEY       MONEY            MONEY
                                                            MARKET        MARKET          MARKET         MARKET          MARKET
                                                             FUND          FUND            FUND           FUND            FUND
                                                         ------------  --------------  ------------  ---------------  ------------
ASSETS:
   Investments, at Value + ............................  $462,766,146  $2,527,857,749  $  6,996,232  $   480,180,159  $875,520,078
   Repurchase Agreements, at Value + ..................            --      38,241,934   180,418,500      672,753,752            --
   Receivable for Investments Sold ....................    61,106,676              --            --               --            --
   Receivable for Fund Shares Sold ....................            --         562,134            --            1,525        10,367
   Accrued Income .....................................       287,587         652,207         2,054           89,843            --
   Prepaid Expenses ...................................        21,179          83,833        12,376           55,622        38,973
   Deferred Compensation ..............................        36,263         154,835         9,977           65,609        49,834
                                                         ------------  --------------  ------------  ---------------  ------------
     TOTAL ASSETS .....................................   524,217,851   2,567,552,692   187,439,139    1,153,146,510   875,619,252
                                                         ============  ==============  ============  ===============  ============
LIABILITIES:
   Payable for Fund Shares Redeemed ...................            --         675,485            --               --        44,011
   Income Distribution Payable ........................         4,189         186,527         3,912           36,841         3,415
   Due to Custodian ...................................            --              --            --               --           556
   Investment Adviser Fees Payable ....................       126,070         657,525            --            9,994         6,500
   Administration Fees Payable ........................        76,997         328,761         7,313          134,812        44,148
   Chief Compliance Officer Fees Payable ..............         1,038           1,038         1,038            1,038         1,038
   Custodian Fees Payable .............................         3,208          13,698           883            5,805         4,409
   Audit Fees Payable .................................        25,560          34,906        25,001           28,708        27,241
   Deferred Compensation Payable ......................        36,263         154,835         9,977           65,609        49,834
   Shareholder Servicing Fees Payable .................        22,212         101,252            --               --            --
   Transfer Agent Fees Payable ........................         9,694          38,780         2,958           16,960        11,120
   Printing Fees Payable ..............................        28,415         116,778         6,356           39,274        28,597
   Trustees Fees Payable ..............................         5,687          20,441           667            5,449         4,290
   Accrued Distribution Fees ..........................         1,847          48,786            --               --            --
   Accrued Expenses and Other Payables ................        12,593          42,023         3,077           15,193        10,884
                                                         ------------  --------------  ------------  ---------------  ------------
     TOTAL LIABILITIES ................................       353,773       2,420,835        61,182          359,683       236,043
                                                         ------------  --------------  ------------  ---------------  ------------
       NET ASSETS .....................................  $523,864,078  $2,565,131,857  $187,377,957  $ 1,152,786,827  $875,383,209
                                                         ============  ==============  ============  ===============  ============
NET ASSETS:
   Paid-in Capital (unlimited authorized - no
     par value) .......................................  $523,814,149  $2,565,053,346  $187,377,782  $ 1,152,803,409  $875,566,070
   Undistributed Net Investment Income ................        49,929          78,511           175               --            --
   Accumulated Net Realized Gain (Loss) on
     Investments ......................................            --              --            --          (16,582)     (182,861)
                                                         ------------  --------------  ------------  ---------------  ------------
       NET ASSETS .....................................  $523,864,078  $2,565,131,857  $187,377,957  $ 1,152,786,827  $875,383,209
                                                         ============  ==============  ============  ===============  ============
   + Cost of Investments and Repurchase
     Agreements .......................................  $462,766,146  $2,566,099,683  $187,414,732  $ 1,152,933,911  $875,520,078

Amounts designated as "--" are either not applicable or less than $1.00.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 19

STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2010

                                                          CALIFORNIA                                      U.S.         100% U.S.
                                                           TAX-FREE     DIVERSIFIED      TREASURY      GOVERNMENT       TREASURY
                                                            MONEY          MONEY        PLUS MONEY       MONEY            MONEY
                                                            MARKET        MARKET          MARKET         MARKET          MARKET
                                                             FUND          FUND            FUND           FUND            FUND
                                                         ------------  --------------  ------------  ---------------  ------------
FIDUCIARY SHARES:
   Net Assets .........................................  $200,245,277  $1,932,701,972  $172,705,945  $   932,369,507  $405,744,515
   Shares of beneficial interest outstanding ..........   200,227,914   1,932,658,314   172,705,945      932,391,768   405,847,798
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE ....................................  $       1.00  $         1.00  $       1.00  $          1.00  $       1.00
                                                         ============  ==============  ============  ===============  ============
CLASS A SHARES:
   Net Assets .........................................  $299,723,700  $  450,044,731  $ 14,672,011  $    40,888,122  $144,867,304
   Shares of beneficial interest outstanding ..........   299,698,714     450,017,418    14,672,011       40,889,812   144,918,596
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE ....................................  $       1.00  $         1.00  $       1.00  $          1.00  $       1.00
                                                         ============  ==============  ============  ===============  ============
CLASS B SHARES:
   Net Assets .........................................  $         --  $           --  $         --  $       174,901  $         --
   Shares of beneficial interest outstanding ..........            --              --            --          174,906            --
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE (A) ................................  $        N/A  $          N/A  $        N/A  $          1.00  $        N/A
                                                         ============  ==============  ============  ===============  ============
CLASS C SHARES:
   Net Assets .........................................  $        N/A  $          N/A  $        N/A  $       320,794  $         --
   Shares of beneficial interest outstanding ..........           N/A             N/A           N/A          320,799            --
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE (A) ................................  $        N/A  $          N/A  $        N/A  $          1.00  $        N/A
                                                         ============  ==============  ============  ===============  ============
CLASS S SHARES:
   Net Assets .........................................  $ 23,895,101  $  182,385,154  $          1  $   179,033,503  $324,771,390
   Shares of beneficial interest outstanding ..........    23,893,601     182,377,728             1      179,037,411   324,801,255
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE ....................................  $       1.00  $         1.00  $       1.00  $          1.00  $       1.00
                                                         ============  ==============  ============  ===============  ============

N/A Not applicable.

(A) Class B and Class C Shares have contingent deferred sales charges (see Note 3 in the notes to financial statements).

Amounts designated as "--" are either not applicable or less than $1.00.

        The accompanying notes are an integral part of the financial statements.

20 HIGHMARK(R) FUNDS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2010

                                                          CALIFORNIA                                      U.S.         100% U.S.
                                                           TAX-FREE     DIVERSIFIED      TREASURY      GOVERNMENT       TREASURY
                                                            MONEY          MONEY        PLUS MONEY       MONEY            MONEY
                                                            MARKET        MARKET          MARKET         MARKET          MARKET
                                                             FUND          FUND            FUND           FUND            FUND
                                                         ------------  --------------  ------------  ---------------  ------------
Interest Income .......................................  $  2,997,435  $   24,107,878  $    333,105  $     2,581,896  $  1,109,107
Dividend Income .......................................         4,580              --            --               --            --
                                                         ------------  --------------  ------------  ---------------  ------------
       Total Investment Income ........................     3,002,015      24,107,878       333,105        2,581,896     1,109,107
                                                         ------------  --------------  ------------  ---------------  ------------
Expenses:
   Investment Adviser Fees ............................     2,058,645       8,767,809       523,803        3,239,827     2,274,398
   Shareholder Servicing Fees Fiduciary Shares ........       626,927       5,222,774       413,061        2,195,971     1,139,464
   Shareholder Servicing Fees Class A Shares ..........     1,015,322       1,557,318        23,442          121,568       375,358
   Shareholder Servicing Fees Class B Shares ..........            --              --            --              546            --
   Administration Fees ................................     1,026,763       4,373,802       261,370        1,616,590     1,134,797
   Custodian Fees .....................................        42,991         182,663        10,913           67,497        47,383
   Trustees Fees ......................................        46,753         178,782         9,932           60,201        43,442
   Chief Compliance Officer Fees ......................         7,052           7,052         7,052            7,052         7,052
   Distribution Fees Class A Shares ...................     1,015,322       1,557,318        23,442          121,568       375,358
   Distribution Fees Class B Shares ...................            --              --            --            1,636            --
   Distribution Fees Class C Shares ...................            --              --            --            2,139            --
   Distribution Fees Class S Shares ...................       161,234       1,158,115            --          838,326       837,121
   Registration Fees ..................................        15,897          48,108        13,793           59,982        38,401
   Transfer Agent Fees ................................        93,256         378,567        24,801          149,521       103,604
   Printing Fees ......................................       109,778         445,700        24,706          153,587       107,375
   Audit Fees .........................................        27,346          44,237        25,069           31,259        29,160
   Legal Fees .........................................        64,966         281,226        16,622          100,421        71,189
   Money Market Government Insurance
     Expense (Note 7) .................................        65,130         188,855             1           38,945        40,634
   Miscellaneous Fees .................................        58,864         139,063        35,440          104,511        44,705
                                                         ------------  --------------  ------------  ---------------  ------------
       Total Expenses .................................     6,436,246      24,531,389     1,413,447        8,911,147     6,669,441
                                                         ------------  --------------  ------------  ---------------  ------------
Less: Waivers, Reimbursements and Reduction of
   Expenses
       Investment Adviser Fee Waiver ..................      (925,985)             --      (523,803)      (3,169,300)   (2,274,398)
       Shareholder Servicing Fee Waiver -
         Fiduciary Shares .............................      (588,519)     (4,181,539)     (412,977)      (2,195,968)   (1,139,446)
       Shareholder Servicing Fee Waiver -
         Class A Shares ...............................      (947,923)     (1,245,854)      (23,440)        (113,540)     (375,357)
       Shareholder Servicing Fee Waiver -
         Class B Shares ...............................            --              --            --             (511)           --
       Distribution Fee Waiver - Class A Shares
         (Note 3) .....................................      (959,892)       (527,694)      (21,830)        (121,567)     (375,354)
       Distribution Fee Waiver - Class B Shares
         (Note 3) .....................................            --              --            --           (1,636)           --
       Distribution Fee Waiver - Class C Shares
         (Note 3) .....................................            --              --            --           (2,102)           --
       Distribution Fee Waiver - Class S Shares
         (Note 3) .....................................      (153,313)       (652,966)           --         (798,243)     (837,115)
       Administration Fee Waiver ......................            --              --      (170,284)        (646,835)     (611,051)
       Reimbursement of Expenses by Adviser ...........            --              --          (216)              --            --
       Reduction of Expenses by Administrator .........       (27,477)       (117,322)       (7,560)         (49,713)      (37,760)
                                                         ------------  --------------  ------------  ---------------  ------------
Total Waivers and Reduction of Expenses ...............    (3,603,109)     (6,725,375)   (1,160,110)      (7,099,415)   (5,650,481)
                                                         ------------  --------------  ------------  ---------------  ------------
Total Net Expenses ....................................     2,833,137      17,806,014       253,337        1,811,732     1,018,960
                                                         ------------  --------------  ------------  ---------------  ------------
Net Investment Income .................................       168,878       6,301,864        79,768          770,164        90,147
                                                         ------------  --------------  ------------  ---------------  ------------
Net Realized Gain on Investments ......................            --           1,597            --               --         5,081
                                                         ------------  --------------  ------------  ---------------  ------------
Increase in Net Assets Resulting from Operations ......  $    168,878  $    6,303,461  $     79,768  $       770,164  $     95,228
                                                         ============  ==============  ============  ===============  ============

Amounts designated as "--" are either not applicable or less than $1.00.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 21

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS OR PERIODS ENDED JULY 31

                                                                                    CALIFORNIA TAX-FREE
                                                                                     MONEY MARKET FUND
                                                                              ------------------------------
                                                                                  2010             2009
                                                                              ------------------------------
Investment Activities:
   Net Investment Income ..................................................   $     168,878   $   12,417,334
   Net Realized Gain on Investments .......................................              --           49,628
                                                                              -------------   --------------
Net Increase in Net Assets Resulting From Operations ......................         168,878       12,466,962
                                                                              -------------   --------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ....................................................         (81,804)      (5,473,489)
      Class A Shares ......................................................         (81,211)      (6,650,655)
      Class B Shares ......................................................              --               --
      Class C Shares ......................................................              --               --
      Class S Shares ......................................................          (5,863)        (293,504)
                                                                              -------------   --------------
         Total Dividends and Distributions ................................        (168,878)     (12,417,648)
                                                                              -------------   --------------
   Net Increase (Decrease) in Net Assets From Share Transactions (2) ......    (462,603,673)    (183,464,174)
                                                                              -------------   --------------
         Total Increase (Decrease) in Net Assets ..........................    (462,603,673)    (183,414,860)
                                                                              -------------   --------------
Net Assets:
   Beginning of Year ......................................................     986,467,751    1,169,882,611
                                                                              -------------   --------------
   End of Year ............................................................   $ 523,864,078   $  986,467,751
                                                                              =============   ==============
Undistributed Net Investment Income/(Accumulated Net Investment Loss) .....   $      49,929   $          301
                                                                              =============   ==============

Amounts designated as "--" are either $0 or have been rounded to $0.

(1)   Commenced operations on August 14, 2008.

(2) For details on share transaction by class, see statement of changes in net assets - capital stock activity on pages 24 - 27.

        The accompanying notes are an integral part of the financial statements.

22 HIGHMARK(R) FUNDS

                                                                                                               TREASURY PLUS
                                                                          DIVERSIFIED MONEY MARKET              MONEY MARKET
                                                                                    FUND                           FUND
                                                                      -------------------------------   ---------------------------
                                                                           2010             2009            2010          2009(1)
                                                                      -------------------------------   ---------------------------
Investment Activities:
   Net Investment Income ..........................................   $    6,301,864   $   47,718,812   $     79,768   $    258,914
   Net Realized Gain on Investments ...............................            1,597           66,058             --             --
                                                                      --------------   --------------   ------------   ------------
Net Increase in Net Assets Resulting From Operations ..............        6,303,461       47,784,870         79,768        258,914
                                                                      --------------   --------------   ------------   ------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ............................................       (5,467,391)     (32,026,561)       (76,405)      (241,416)
      Class A Shares ..............................................         (680,925)     (12,179,555)        (3,363)       (17,498)
      Class B Shares ..............................................               --               --             --             --
      Class C Shares ..............................................               --               --             --             --
      Class S Shares ..............................................         (153,548)      (3,512,696)            --             --
                                                                      --------------   --------------   ------------   ------------
         Total Dividends and Distributions ........................       (6,301,864)     (47,718,812)       (79,768)      (258,914)
                                                                      --------------   --------------   ------------   ------------
   Net Increase (Decrease) in Net Assets From Share
      Transactions (2) ............................................     (943,763,155)        (286,706)    34,297,790    153,080,167
                                                                      --------------   --------------   ------------   ------------
         Total Increase (Decrease) in Net Assets ..................     (943,761,558)        (220,648)    34,297,790    153,080,167
                                                                      --------------   --------------   ------------   ------------
Net Assets:
   Beginning of Year ..............................................    3,508,893,415    3,509,114,063    153,080,167             --
                                                                      --------------   --------------   ------------   ------------
   End of Year ....................................................   $2,565,131,857   $3,508,893,415   $187,377,957   $153,080,167
                                                                      ==============   ==============   ============   ============
Undistributed Net Investment Income/(Accumulated Net
   Investment Loss) ...............................................   $       78,511   $       10,857   $        175   $      6,796
                                                                      ==============   ==============   ============   ============

                                                                                                                   100%
                                                                           U.S. GOVERNMENT MONEY            U.S. TREASURY MONEY
                                                                                MARKET FUND                     MARKET FUND
                                                                      -------------------------------   ---------------------------
                                                                           2010             2009            2010          2009
                                                                      -------------------------------   ---------------------------
Investment Activities:
   Net Investment Income ..........................................   $      770,164   $    8,075,912   $     90,147   $  1,599,214
   Net Realized Gain on Investments ...............................               --            4,809          5,081         57,950
                                                                      --------------   --------------   ------------   ------------
Net Increase in Net Assets Resulting From Operations ..............          770,164        8,080,721         95,228      1,657,164
                                                                      --------------   --------------   ------------   ------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ............................................         (661,441)      (6,100,320)       (54,385)    (1,061,703)
      Class A Shares ..............................................          (32,239)        (800,188)       (18,362)      (291,845)
      Class B Shares ..............................................             (140)            (948)            --             --
      Class C Shares ..............................................             (174)          (1,874)            --             --
      Class S Shares ..............................................          (76,170)      (1,172,582)       (17,400)      (245,666)
                                                                      --------------   --------------   ------------   ------------
         Total Dividends and Distributions ........................         (770,164)      (8,075,912)       (90,147)    (1,599,214)
                                                                      --------------   --------------   ------------   ------------
   Net Increase (Decrease) in Net Assets From Share
      Transactions (2) ............................................       54,531,113      280,307,127    139,057,440    (22,791,727)
                                                                      --------------   --------------   ------------   ------------
         Total Increase (Decrease) in Net Assets ..................       54,531,113      280,311,936    139,062,521    (22,733,777)
                                                                      --------------   --------------   ------------   ------------
Net Assets:
   Beginning of Year ..............................................    1,098,255,714      817,943,778    736,320,688    759,054,465
                                                                      --------------   --------------   ------------   ------------
   End of Year ....................................................   $1,152,786,827   $1,098,255,714    875,383,209   $736,320,688
                                                                      ==============   ==============   ============   ============
Undistributed Net Investment Income/(Accumulated Net
   Investment Loss) ...............................................   $           --   $           --   $         --   $         --
                                                                      ==============   ==============   ============   ============

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 23

STATEMENTS OF CHANGES IN NET ASSETS
(CAPITAL STOCK ACTIVITY)
FOR THE YEARS OR PERIODS ENDED JULY 31

                                                                           CALIFORNIA TAX-FREE MONEY MARKET FUND
                                                        ----------------------------------------------------------------------
                                                                       2010                                2009
                                                            SHARES            DOLLARS            SHARES            DOLLARS
                                                        ----------------------------------------------------------------------
Share Transactions:
  Fiduciary Shares:
    Proceeds from Shares Issued .....................      290,787,104    $   290,787,104       816,608,895    $   816,608,895
    Reinvestment of Dividends and Distributions .....              351                351            20,714             20,714
    Cost of Shares Redeemed .........................     (433,617,326)      (433,617,326)     (933,848,749)      (933,848,749)
                                                        --------------    ---------------    --------------    ---------------
      Total Fiduciary Share Transactions ............     (142,829,871)      (142,829,871)     (117,219,140)      (117,219,140)
                                                        --------------    ---------------    --------------    ---------------
  Class A Shares:
    Proceeds from Shares Issued .....................      763,102,936        763,102,936     1,072,115,583      1,072,115,583
    Reinvestment of Dividends and Distributions .....           81,208             81,208         6,649,969          6,649,969
    Cost of Shares Redeemed .........................   (1,067,624,817)    (1,067,624,817)   (1,149,274,829)    (1,149,274,829)
                                                        --------------    ---------------    --------------    ---------------
      Total Class A Share Transactions ..............     (304,440,673)      (304,440,673)      (70,509,277)       (70,509,277)
                                                        --------------    ---------------    --------------    ---------------
  Class S Shares:
    Proceeds from Shares Issued .....................       80,120,610         80,120,610       170,241,248        170,241,247
    Reinvestment of Dividends and Distributions .....            5,863              5,863           293,504            293,504
    Cost of Shares Redeemed .........................      (95,459,602)       (95,459,602)     (166,270,508)      (166,270,508)
                                                        --------------    ---------------    --------------    ---------------
      Total Class S Share Transactions ..............      (15,333,129)       (15,333,129)        4,264,244          4,264,243
                                                        --------------    ---------------    --------------    ---------------
    Net Increase (Decrease) from Capital Stock
      Activity ......................................     (462,603,673)   $  (462,603,673)     (183,464,173)   $  (183,464,174)
                                                        ==============    ===============    ==============    ===============

Amounts designated as "--" are either $0 or have been rounded to $0.

(1)   Commenced operations on August 14, 2008.

        The accompanying notes are an integral part of the financial statements.

24 HIGHMARK(R) FUNDS

                                                                             DIVERSIFIED MONEY MARKET FUND
                                                        ----------------------------------------------------------------------
                                                                        2010                                2009
                                                            SHARES            DOLLARS            SHARES            DOLLARS
                                                        ----------------------------------------------------------------------
Share Transactions:
  Fiduciary Shares:
    Proceeds from Shares Issued .....................    2,824,103,317    $ 2,824,103,317     3,673,507,711    $ 3,673,507,711
    Reinvestment of Dividends and Distributions .....          947,131            947,131         6,995,499          6,995,499
    Cost of Shares Redeemed .........................   (3,308,122,951)    (3,308,122,951)   (3,458,895,692)    (3,458,895,692)
                                                        --------------    ---------------    --------------    ---------------
      Total Fiduciary Share Transactions ............     (483,072,503)      (483,072,503)      221,607,518        221,607,518
                                                        --------------    ---------------    --------------    ---------------
  Class A Shares:
    Proceeds from Shares Issued .....................      387,787,168        387,787,168       663,815,274        663,815,274
    Reinvestment of Dividends and Distributions .....          678,589            678,589        12,137,722         12,137,722
    Cost of Shares Redeemed .........................     (797,078,083)      (797,078,083)     (798,977,752)      (798,977,752)
                                                        --------------    ---------------    --------------    ---------------
      Total Class A Share Transactions ..............     (408,612,326)      (408,612,326)     (123,024,756)      (123,024,756)
                                                        --------------    ---------------    --------------    ---------------
  Class S Shares:
    Proceeds from Shares Issued .....................      720,255,934        720,255,934       763,693,507        763,693,507
    Reinvestment of Dividends and Distributions .....          153,477            153,477         3,512,696          3,512,696
    Cost of Shares Redeemed .........................     (772,487,737)      (772,487,737)     (866,075,671)      (866,075,671)
                                                        --------------    ---------------    --------------    ---------------
      Total Class S Share Transactions ..............      (52,078,326)       (52,078,326)      (98,869,468)       (98,869,468)
                                                        --------------    ---------------    --------------    ---------------
    Net Increase (Decrease) from Capital Stock
      Activity ......................................     (943,763,155)   $  (943,763,155)         (286,706)   $      (286,706)
                                                        ==============    ===============    ==============    ===============

                                                                            TREASURY PLUS MONEY MARKET FUND
                                                        ----------------------------------------------------------------------
                                                                       2010                             2009(1)
                                                            SHARES            DOLLARS            SHARES            DOLLARS
                                                        ----------------------------------------------------------------------
Share Transactions:
  Fiduciary Shares:
    Proceeds from Shares Issued .....................      924,237,730    $   924,237,730       761,238,502    $   761,238,502
    Reinvestment of Dividends and Distributions .....               --                 --                --                 --
    Cost of Shares Redeemed .........................     (890,764,850)      (890,764,850)     (622,005,437)      (622,005,437)
                                                        --------------    ---------------    --------------    ---------------
      Total Fiduciary Share Transactions ............       33,472,880         33,472,880       139,233,065        139,233,065
                                                        --------------    ---------------    --------------    ---------------
  Class A Shares:
    Proceeds from Shares Issued .....................       28,097,674         28,097,674        70,861,264         70,861,264
    Reinvestment of Dividends and Distributions .....            3,363              3,363            17,498             17,498
    Cost of Shares Redeemed .........................      (27,276,127)       (27,276,127)      (57,031,661)       (57,031,661)
                                                        --------------    ---------------    --------------    ---------------
      Total Class A Share Transactions ..............          824,910            824,910        13,847,101         13,847,101
                                                        --------------    ---------------    --------------    ---------------
  Class S Shares:
    Proceeds from Shares Issued .....................               --                 --                 1                  1
    Reinvestment of Dividends and Distributions .....               --                 --                --                 --
    Cost of Shares Redeemed .........................               --                 --                --                 --
                                                        --------------    ---------------    --------------    ---------------
      Total Class S Share Transactions ..............               --                 --                 1                  1
                                                        --------------    ---------------    --------------    ---------------
    Net Increase (Decrease) from Capital Stock
      Activity ......................................       34,297,790    $    34,297,790       153,080,167    $   153,080,167
                                                        ==============    ===============    ==============    ===============

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 25

STATEMENTS OF CHANGES IN NET ASSETS
(CAPITAL STOCK ACTIVITY)
FOR THE YEARS OR PERIODS ENDED JULY 31

                                                                           U.S. GOVERNMENT MONEY MARKET FUND
                                                          -------------------------------------------------------------------
                                                                        2010                               2009
                                                              SHARES           DOLLARS           SHARES           DOLLARS
                                                          -------------------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued .....................    5,631,634,038   $ 5,631,634,038    3,324,645,757   $ 3,324,645,757
      Reinvestment of Dividends and Distributions .....           14,833            14,833          100,001           100,001
      Cost of Shares Redeemed .........................   (5,572,519,920)   (5,572,519,920)  (3,027,773,735)   (3,027,773,735)
                                                          --------------   ---------------   --------------   ---------------
         Total Fiduciary Share Transactions ...........       59,128,951        59,128,951      296,972,023       296,972,023
                                                          --------------   ---------------   --------------   ---------------
   Class A Shares:
      Proceeds from Shares Issued .....................       82,720,179        82,720,179      167,145,668       167,145,668
      Reinvestment of Dividends and Distributions .....           32,225            32,225          800,037           800,037
      Cost of Shares Redeemed .........................     (108,184,052)     (108,184,052)    (181,865,566)     (181,865,566)
                                                          --------------   ---------------   --------------   ---------------
         Total Class A Share Transactions .............      (25,431,648)      (25,431,648)     (13,919,861)      (13,919,861)
                                                          --------------   ---------------   --------------   ---------------
   Class B Shares:
      Proceeds from Shares Issued .....................          303,485           303,485          299,578           299,578
      Reinvestment of Dividends and Distributions .....              134               134              948               948
      Cost of Shares Redeemed .........................         (364,426)         (364,426)        (192,286)         (192,286)
                                                          --------------   ---------------   --------------   ---------------
         Total Class B Share Transactions .............          (60,807)          (60,807)         108,240           108,240
                                                          --------------   ---------------   --------------   ---------------
   Class C Shares:
      Proceeds from Shares Issued .....................          370,161           370,161        1,105,244         1,105,244
      Reinvestment of Dividends and Distributions .....              169               169            1,672             1,672
      Cost of Shares Redeemed .........................         (357,577)         (357,577)      (1,050,144)       (1,050,144)
                                                          --------------   ---------------   --------------   ---------------
         Total Class C Share Transactions .............           12,753            12,753           56,772            56,772
                                                          --------------   ---------------   --------------   ---------------
   Class S Shares:
      Proceeds from Shares Issued .....................      769,695,167       769,695,167      812,763,913       812,763,913
      Reinvestment of Dividends and Distributions .....           76,170            76,170        1,172,582         1,172,582
      Cost of Shares Redeemed .........................     (748,889,473)     (748,889,473)    (816,846,542)     (816,846,542)
                                                          --------------   ---------------   --------------   ---------------
         Total Class S Share Transactions .............       20,881,864        20,881,864       (2,910,047)       (2,910,047)
                                                          --------------   ---------------   --------------   ---------------
      Net Increase (Decrease) from Capital Stock
        Activity ......................................       54,531,113   $    54,531,113      280,307,127   $   280,307,127
                                                          ==============   ===============   ==============   ===============

Amounts designated as "--" are either $0 or have been rounded to $0.

        The accompanying notes are an integral part of the financial statements.

26 HIGHMARK(R) FUNDS

                                                                          100% U.S. TREASURY MONEY MARKET FUND
                                                          -------------------------------------------------------------------
                                                                        2010                               2009
                                                              SHARES           DOLLARS           SHARES           DOLLARS
                                                          -------------------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued .....................    1,207,768,792   $ 1,207,768,792    1,361,713,859   $ 1,361,713,859
      Reinvestment of Dividends and Distributions .....            1,988             1,988           59,436            59,436
      Cost of Shares Redeemed .........................   (1,254,622,489)   (1,254,622,489)  (1,374,695,348)   (1,374,695,348)
                                                          --------------   ---------------   --------------   ---------------
         Total Fiduciary Share Transactions ...........      (46,851,709)      (46,851,709)     (12,922,053)      (12,922,053)
                                                          --------------   ---------------   --------------   ---------------
   Class A Shares:
      Proceeds from Shares Issued .....................      166,495,073       166,495,073      426,619,124       426,619,124
      Reinvestment of Dividends and Distributions .....           18,359            18,359          291,836           291,836
      Cost of Shares Redeemed .........................     (184,970,150)     (184,970,150)    (388,632,425)     (388,632,425)
                                                          --------------   ---------------   --------------   ---------------
         Total Class A Share Transactions .............      (18,456,718)      (18,456,718)      38,278,535        38,278,535
                                                          --------------   ---------------   --------------   ---------------
   Class B Shares:
      Proceeds from Shares Issued .....................               --                --               --                --
      Reinvestment of Dividends and Distributions .....               --                --               --                --
      Cost of Shares Redeemed .........................               --                --               --                --
                                                          --------------   ---------------   --------------   ---------------
         Total Class B Share Transactions .............               --                --               --                --
                                                          --------------   ---------------   --------------   ---------------
   Class C Shares:
      Proceeds from Shares Issued .....................               --                --               --                --
      Reinvestment of Dividends and Distributions .....               --                --               --                --
      Cost of Shares Redeemed .........................               --                --               --                --
                                                          --------------   ---------------   --------------   ---------------
         Total Class C Share Transactions .............               --                --               --                --
                                                          --------------   ---------------   --------------   ---------------
   Class S Shares:
      Proceeds from Shares Issued .....................    1,084,081,013     1,084,081,013      750,909,872       750,909,872
      Reinvestment of Dividends and Distributions .....           17,400            17,400          245,666           245,666
      Cost of Shares Redeemed .........................     (879,732,546)     (879,732,546)    (799,303,747)     (799,303,747)
                                                          --------------   ---------------   --------------   ---------------
         Total Class S Share Transactions .............      204,365,867       204,365,867      (48,148,209)      (48,148,209)
                                                          --------------   ---------------   --------------   ---------------
      Net Increase (Decrease) from Capital Stock
        Activity ......................................      139,057,440   $   139,057,440      (22,791,727)  $   (22,791,727)
                                                          ==============   ===============   ==============   ===============

                                                            HIGHMARK(R) FUNDS 27

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31

                                                                                                   DIVIDENDS AND
                                                       INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                                                    ---------------------------                --------------------
                                           NET
                                          ASSET                   NET REALIZED                                           TOTAL
                                         VALUE,        NET       AND UNREALIZED     TOTAL          NET                   FROM
                                        BEGINNING   INVESTMENT   GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND
                                        OF PERIOD    INCOME+      INVESTMENTS     OPERATIONS     INCOME      GAINS    DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------

   FIDUCIARY SHARES
   2010                                   $1.00     $    --++      $   --++        $   --++    $    --++      $--       $    --++
   2009                                    1.00       0.011            --           0.011       (0.011)        --        (0.011)
   2008                                    1.00       0.024         0.001           0.025       (0.025)        --        (0.025)
   2007                                    1.00       0.031            --           0.031       (0.031)        --        (0.031)
   2006                                    1.00       0.025            --           0.025       (0.025)        --        (0.025)

   CLASS A SHARES
   2010                                   $1.00     $    --++      $   --++        $   --++    $    --++      $--       $    --++
   2009                                    1.00       0.009            --           0.009       (0.009)        --        (0.009)
   2008                                    1.00       0.022         0.001           0.023       (0.023)        --        (0.023)
   2007                                    1.00       0.028            --           0.028       (0.028)        --        (0.028)
   2006                                    1.00       0.023            --           0.023       (0.023)        --        (0.023)

   CLASS S SHARES
   2010                                   $1.00     $    --++      $   --++        $   --++    $    --++      $--       $    --++
   2009                                    1.00       0.007            --           0.007       (0.007)        --        (0.007)
   2008                                    1.00       0.019         0.001           0.020       (0.020)        --        (0.020)
   2007                                    1.00       0.026            --           0.026       (0.026)        --        (0.026)
   2006                                    1.00       0.020            --           0.020       (0.020)        --        (0.020)

-----------------------------
DIVERSIFIED MONEY MARKET FUND
-----------------------------

   FIDUCIARY SHARES
   2010                                   $1.00     $ 0.003        $   --++        $0.003      $(0.003)       $--       $(0.003)
   2009                                    1.00       0.015            --           0.015       (0.015)        --        (0.015)
   2008                                    1.00       0.037            --           0.037       (0.037)        --        (0.037)
   2007                                    1.00       0.049            --           0.049       (0.049)        --        (0.049)
   2006                                    1.00       0.039            --           0.039       (0.039)        --        (0.039)

   CLASS A SHARES
   2010                                   $1.00     $ 0.001        $   --++        $0.001      $(0.001)       $--       $(0.001)
   2009                                    1.00       0.013            --           0.013       (0.013)        --        (0.013)
   2008                                    1.00       0.034         0.001           0.035       (0.035)        --        (0.035)
   2007                                    1.00       0.046            --           0.046       (0.046)        --        (0.046)
   2006                                    1.00       0.037            --           0.037       (0.037)        --        (0.037)

   CLASS S SHARES
   2010                                   $1.00     $ 0.001        $   --++        $0.001      $(0.001)       $--       $(0.001)
   2009                                    1.00       0.010            --           0.010       (0.010)        --        (0.010)
   2008                                    1.00       0.032            --           0.032       (0.032)        --        (0.032)
   2007                                    1.00       0.044            --           0.044       (0.044)        --        (0.044)
   2006                                    1.00       0.033         0.001           0.034       (0.034)        --        (0.034)

-------------------------------
TREASURY PLUS MONEY MARKET FUND
-------------------------------

   FIDUCIARY SHARES
   2010                                   $1.00     $ 0.001        $   --          $0.001      $(0.001)       $--       $(0.001)
   2009 (1)                                1.00       0.004^           --           0.004       (0.004)        --        (0.004)

   CLASS A SHARES
   2010                                   $1.00     $    --++      $   --          $   --      $    --++      $--       $    --++
   2009 (1)                                1.00       0.001^           --           0.001       (0.001)        --        (0.001)

   CLASS S SHARES
   2010 (2)                               $1.00     $    --        $   --          $   --      $    --        $--       $    --
   2009 (1)(2)                             1.00          --^           --              --           --         --            --

                                                                                              RATIO
                                                                                           OF EXPENSES
                                                                                            TO AVERAGE     RATIO OF
                                           NET                    NET                       NET ASSETS        NET
                                          ASSET                 ASSETS,        RATIO        EXCLUDING     INVESTMENT
                                          VALUE,                  END       OF EXPENSES    FEE WAIVERS      INCOME
                                           END       TOTAL     OF PERIOD     TO AVERAGE   AND REDUCTION   TO AVERAGE
                                        OF PERIOD   RETURN**     (000)       NET ASSETS    OF EXPENSES    NET ASSETS
---------------------------------------------------------------------------------------------------------------------
-------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------

   FIDUCIARY SHARES
   2010                                   $1.00       0.03%    $  200,245     0.40%+++        0.78%          0.03%
   2009                                    1.00       1.15        343,075     0.54+++         0.79           1.14
   2008                                    1.00       2.55        460,265     0.49            0.76           2.42
   2007                                    1.00       3.13        226,583     0.48            0.79           3.08
   2006                                    1.00       2.57        176,711     0.48            0.79           2.53

   CLASS A SHARES
   2010                                   $1.00       0.02%    $  299,724     0.42%+++        1.03%          0.02%
   2009                                    1.00       0.93        604,164     0.78+++         1.04           0.90
   2008                                    1.00       2.30        674,650     0.74            1.01           2.17
   2007                                    1.00       2.87        329,718     0.72            1.04           2.83
   2006                                    1.00       2.32        278,442     0.73            1.03           2.30

   CLASS S SHARES
   2010                                   $1.00       0.02%    $   23,895     0.42%+++        1.08%          0.02%
   2009                                    1.00       0.73         39,228     0.97+++         1.09           0.71
   2008                                    1.00       2.04         34,968     0.99            1.06           1.92
   2007                                    1.00       2.61         56,721     0.98            1.09           2.60
   2006                                    1.00       2.05         40,753     0.99            1.09           2.03

-----------------------------
DIVERSIFIED MONEY MARKET FUND
-----------------------------

   FIDUCIARY SHARES
   2010                                   $1.00       0.25%    $1,932,702     0.56%+++        0.76%          0.26%
   2009                                    1.00       1.55      2,415,777     0.58+++         0.80           1.53
   2008                                    1.00       3.81      2,193,518     0.54            0.76           3.66
   2007                                    1.00       4.98      1,764,559     0.52            0.78           4.87
   2006                                    1.00       4.02      1,923,511     0.52            0.79           3.93

   CLASS A SHARES
   2010                                   $1.00       0.10%    $  450,045     0.73%+++        1.01%          0.10%
   2009                                    1.00       1.30        858,653     0.83+++         1.05           1.28
   2008                                    1.00       3.55        981,601     0.79            1.01           3.41
   2007                                    1.00       4.72        792,969     0.78            1.03           4.62
   2006                                    1.00       3.76        724,910     0.77            1.04           3.74

   CLASS S SHARES
   2010                                   $1.00       0.07%    $  182,385     0.75%+++        1.06%          0.07%
   2009                                    1.00       1.05        234,462     1.08+++         1.10           1.03
   2008                                    1.00       3.29        333,995     1.04            1.06           3.16
   2007                                    1.00       4.47        372,409     1.03            1.08           4.37
   2006                                    1.00       3.49        464,413     1.05            1.10           3.29

-------------------------------
TREASURY PLUS MONEY MARKET FUND
-------------------------------

   FIDUCIARY SHARES
   2010                                   $1.00       0.05%    $  172,706     0.14%+++        0.80%          0.05%
   2009 (1)                                1.00       0.41        139,233     0.15*+++        0.80*          0.23*

   CLASS A SHARES
   2010                                   $1.00       0.03%    $   14,672     0.16%+++        1.05%          0.03%
   2009 (1)                                1.00       0.10         13,847     0.30*+++        1.05*          0.08*

   CLASS S SHARES
   2010 (2)                               $1.00       0.00%    $       --     0.14%+++        1.10%          0.05%
   2009 (1)(2)                             1.00       0.00             --     0.15*+++        0.55*          0.23*

The accompanying notes are an integral part of the financial statements.

28 HIGHMARK(R) FUNDS

                                                                                                   DIVIDENDS AND
                                                       INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                                                    ---------------------------                --------------------
                                           NET
                                          ASSET                   NET REALIZED                                           TOTAL
                                          VALUE,        NET      AND UNREALIZED      TOTAL         NET                    FROM
                                        BEGINNING   INVESTMENT   GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND
                                        OF PERIOD     INCOME+      INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------------
---------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------

   FIDUCIARY SHARES
   2010                                   $1.00       $0.001        $    --         $0.001      $(0.001)    $  --       $(0.001)
   2009                                    1.00        0.009^            --          0.009       (0.009)       --        (0.009)
   2008                                    1.00        0.031          0.001          0.032       (0.032)       --        (0.032)
   2007                                    1.00        0.048             --          0.048       (0.048)       --        (0.048)
   2006                                    1.00        0.039             --          0.039       (0.039)       --        (0.039)

   CLASS A SHARES
   2010                                   $1.00       $0.001        $    --         $0.001      $(0.001)    $  --       $(0.001)
   2009                                    1.00        0.008^            --          0.008       (0.008)       --        (0.008)
   2008                                    1.00        0.029          0.001          0.030       (0.030)       --        (0.030)
   2007                                    1.00        0.045             --          0.045       (0.045)       --        (0.045)
   2006                                    1.00        0.036             --          0.036       (0.036)       --        (0.036)

   CLASS B SHARES
   2010                                   $1.00       $0.001        $    --         $0.001      $(0.001)    $  --       $(0.001)
   2009                                    1.00        0.005^            --          0.005       (0.005)       --        (0.005)
   2008                                    1.00        0.022          0.001          0.023       (0.023)       --        (0.023)
   2007                                    1.00        0.038             --          0.038       (0.038)       --        (0.038)
   2006                                    1.00        0.028          0.001          0.029       (0.029)       --        (0.029)

   CLASS C SHARES
   2010                                   $1.00       $0.001        $    --         $0.001      $(0.001)    $  --       $(0.001)
   2009                                    1.00        0.006^            --          0.006       (0.006)       --        (0.006)
   2008                                    1.00        0.024          0.001          0.025       (0.025)       --        (0.025)
   2007                                    1.00        0.041             --          0.041       (0.041)       --        (0.041)
   2006 (3)                                1.00        0.025         (0.001)         0.024       (0.024)       --        (0.024)

   CLASS S SHARES
   2010                                   $1.00       $   --++      $    --         $   --++    $    --++   $  --++     $    --++
   2009                                    1.00        0.007^            --          0.007       (0.007)       --        (0.007)
   2008                                    1.00        0.026          0.001          0.027       (0.027)       --        (0.027)
   2007                                    1.00        0.043             --          0.043       (0.043)       --        (0.043)
   2006                                    1.00        0.034         (0.001)         0.033       (0.033)       --        (0.033)

                                                                                             RATIO
                                                                                          OF EXPENSES
                                                                                           TO AVERAGE     RATIO OF
                                           NET                    NET                      NET ASSETS        NET
                                          ASSET                 ASSETS,       RATIO        EXCLUDING     INVESTMENT
                                          VALUE,                  END      OF EXPENSES    FEE WAIVERS      INCOME
                                           END        TOTAL    OF PERIOD    TO AVERAGE   AND REDUCTION   TO AVERAGE
                                        OF PERIOD   RETURN**     (000)      NET ASSETS    OF EXPENSES    NET ASSETS
-------------------------------------------------------------------------------------------------------------------
---------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------

   FIDUCIARY SHARES
   2010                                   $1.00       0.08%     $932,370     0.16%+++        0.77%          0.08%
   2009                                    1.00       0.95       873,242     0.49+++         0.80           0.88
   2008                                    1.00       3.25       576,230     0.54            0.78           3.14
   2007                                    1.00       4.90       456,802     0.53            0.79           4.80
   2006                                    1.00       3.93       506,572     0.53            0.79           3.88

   CLASS A SHARES
   2010                                   $1.00       0.06%     $ 40,888     0.18%+++        1.02%          0.06%
   2009                                    1.00       0.79        66,319     0.67+++         1.05           0.70
   2008                                    1.00       2.99        80,235     0.79            1.05           2.89
   2007                                    1.00       4.64        33,560     0.78            1.04           4.55
   2006                                    1.00       3.67        32,754     0.78            1.04           3.61

   CLASS B SHARES
   2010                                   $1.00       0.06%     $    175     0.18%+++        1.52%          0.06%
   2009                                    1.00       0.47           236     0.94+++         1.55           0.43
   2008                                    1.00       2.30           127     1.48            1.51           2.20
   2007                                    1.00       3.91           432     1.48            1.54           3.85
   2006                                    1.00       2.93           780     1.50            1.54           2.83

   CLASS C SHARES
   2010                                   $1.00       0.06%     $    321     0.18%+++        1.27%          0.06%
   2009                                    1.00       0.58           308     0.82+++         1.30           0.55
   2008                                    1.00       2.53           251     1.24            1.28           2.44
   2007                                    1.00       4.16            29     1.23            1.29           4.09
   2006 (3)                                1.00       2.40            61     1.23*           1.29*          3.80*

   CLASS S SHARES
   2010                                   $1.00       0.05%     $179,034     0.19%+++        1.07%          0.05%
   2009                                    1.00       0.67       158,151     0.78+++         1.10           0.59
   2008                                    1.00       2.74       161,100     1.04            1.08           2.64
   2007                                    1.00       4.38       128,681     1.03            1.09           4.30
   2006                                    1.00       3.40        93,026     1.04            1.09           3.41

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. FOR NET ASSETS, "--" IS AN AMOUNT LESS THAN $1,000.

  *   ANNUALIZED.

 ** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

  + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD, UNLESS OTHERWISE INDICATED.

 ++   AMOUNT REPRESENTS LESS THAN $0.001.

+++ THE EFFECT OF PARTICIPATING IN THE TREASURY'S TEMPORARY GUARANTEE PROGRAM EXPENSE FOR THE YEARS ENDED 07/31/10 AND 07/31/09, RESPECTIVELY, WAS 0.01% AND 0.04% FOR THE CALIFORNIA TAX-FREE MONEY MARKET FUND, 0.01% AND 0.04% FOR THE DIVERSIFIED MONEY MARKET FUND, 0.00% AND 0.00% FOR THE TREASURY PLUS MONEY MARKET FUND AND 0.00% AND 0.03% FOR THE U.S. GOVERNMENT MONEY MARKET FUND.

  ^   PER SHARE AMOUNTS CALCULATED USING SEC METHOD.

(1)   COMMENCED OPERATIONS ON AUGUST 14, 2008.

(2) THIS CLASS HAD ONLY ONE SHARE OUTSTANDING THROUGHOUT THE PERIODS SHOWN, THEREFORE INVESTMENT ACTIVITIES WERE NOT GENERATED OR WERE LESS THAN $0.001.

(3)   COMMENCED OPERATIONS ON DECEMBER 1, 2005.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 29

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31

                                                                                          DIVIDENDS AND
                                              INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                                  NET      ---------------------------                --------------------
                                 ASSET                   NET REALIZED                                            TOTAL
                                 VALUE,       NET       AND UNREALIZED      TOTAL        NET                     FROM
                               BEGINNING   INVESTMENT   GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND
                               OF PERIOD    INCOME+       INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------
------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
------------------------------------

   FIDUCIARY SHARES
   2010                          $1.00      $   --++       $   --++        $   --      $    --++     $--       $    --++
   2009                           1.00       0.003             --           0.003       (0.003)       --        (0.003)
   2008                           1.00       0.023             --           0.023       (0.023)       --        (0.023)
   2007                           1.00       0.045             --           0.045       (0.045)       --        (0.045)
   2006                           1.00       0.035             --           0.035       (0.035)       --        (0.035)

   CLASS A SHARES
   2010                          $1.00      $   --++       $   --++        $   --      $    --++     $--       $    --++
   2009                           1.00       0.002             --           0.002       (0.002)       --        (0.002)
   2008                           1.00       0.020             --           0.020       (0.020)       --        (0.020)
   2007                           1.00       0.042             --           0.042       (0.042)       --        (0.042)
   2006                           1.00       0.032          0.001           0.033       (0.033)       --        (0.033)

   CLASS S SHARES
   2010                          $1.00      $   --++       $   --++        $   --      $    --++     $--       $    --++
   2009                           1.00       0.001             --           0.001       (0.001)       --        (0.001)
   2008                           1.00       0.018             --           0.018       (0.018)       --        (0.018)
   2007                           1.00       0.040             --           0.040       (0.040)       --        (0.040)
   2006                           1.00       0.030             --           0.030       (0.030)       --        (0.030)

                                                                                   RATIO
                                                                                OF EXPENSES
                                                                                 TO AVERAGE     RATIO OF
                                  NET                   NET                      NET ASSETS       NET
                                 ASSET                ASSETS,       RATIO        EXCLUDING     INVESTMENT
                                 VALUE,                 END      OF EXPENSES    FEE WAIVERS      INCOME
                                  END       TOTAL    OF PERIOD   TO AVERAGE    AND REDUCTION   TO AVERAGE
                               OF PERIOD   RETURN*     (000)     NET ASSETS     OF EXPENSES    NET ASSETS
----------------------------------------------------------------------------------------------------------
------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
------------------------------------

   FIDUCIARY SHARES
   2010                          $1.00      0.01%    $405,745      0.13%+++        0.77%          0.01%
   2009                           1.00      0.27      452,594      0.36+++         0.80           0.25
   2008                           1.00      2.27      465,490      0.54            0.76           2.21
   2007                           1.00      4.56      334,211      0.53            0.78           4.47
   2006                           1.00      3.58      391,906      0.52            0.78           3.54

   CLASS A SHARES
   2010                          $1.00      0.01%    $144,867      0.13%+++        1.02%          0.01%
   2009                           1.00      0.19      163,323      0.42+++         1.05           0.19
   2008                           1.00      2.02      125,056      0.79            1.01           1.96
   2007                           1.00      4.30      151,880      0.78            1.03           4.22
   2006                           1.00      3.32      177,512      0.78            1.04           3.20

   CLASS S SHARES
   2010                          $1.00      0.01%    $324,771      0.13%+++        1.07%          0.01%
   2009                           1.00      0.14      120,404      0.52+++         1.10           0.09
   2008                           1.00      1.77      168,509      1.04            1.06           1.71
   2007                           1.00      4.04      228,905      1.03            1.08           3.97
   2006                           1.00      3.04      231,826      1.04            1.09           3.01

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. FOR NET ASSETS, "--" IS AN AMOUNT LESS THAN $1,000.

  * TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

  + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD, UNLESS OTHERWISE INDICATED.

 ++   AMOUNT REPRESENTS LESS THAN $0.001.

+++ THE EFFECT OF PARTICIPATING IN THE TREASURY'S TEMPORARY GUARANTEE PROGRAM EXPENSE FOR THE YEARS ENDED 07/31/10 AND 07/31/09 WAS 0.01% AND 0.04%, RESPECTIVELY FOR THE 100% U.S. TREASURY MONEY MARKET FUND.

        The accompanying notes are an integral part of the financial statements.

30 HIGHMARK(R) FUNDS

NOTES TO FINANCIAL STATEMENTS
JULY 31, 2010

1. ORGANIZATION

HighMark(R) Funds ("HighMark" or the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 10, 1987.

The Trust is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end investment company with twenty-nine separate funds. The following funds of the Trust are included in these financial statements: California Tax-Free Money Market Fund, Diversified Money Market Fund, Treasury Plus Money Market Fund, U.S. Government Money Market Fund and 100% U.S. Treasury Money Market Fund (collectively, the "Money Market Funds"). The Money Market Funds are collectively the "Funds" and each is a "Fund." Pursuant to HighMark's multiple class plan, the Funds may offer up to six classes of shares, Class A Shares, Class B Shares and Class C Shares (collectively, the "Retail Shares"), Fiduciary Shares, Class S Shares and Class M Shares. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies.

Class B Shares of the Funds are closed to purchases by new and existing investors. Existing investors, however, may still exchange shares and reinvest distributions in Class B Shares of the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and assumptions.

SECURITY VALUATION -- All securities, with the exception of repurchase agreements, held by the Money Market Funds are stated at amortized cost, which approximates market value pursuant to Rule 2a-7 of the 1940 Act. Under this valuation method, purchase discounts and premium are accreted and amortized ratably to maturity and are included in interest income. Repurchase agreements are valued at cost, which approximates market or fair value.

FAIR VALUE MEASUREMENTS - The inputs and valuations techniques used to measure fair value of the Funds' net assets are summarized into three levels as described in the hierarchy below:

      o     Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities

      o     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      o     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for each of Fund's investments as of July 31, 2010 is included with each Fund's schedule of investments.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums, if any, during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date, or in the case of certain foreign investments, as soon as the Fund is made aware of it.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of repurchase agreements and procedures adopted by HighMark Capital Management, Inc. (the "Adviser" or the "Administrator") are designed to ensure that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

CLASSES -- Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income for the Funds are declared daily and paid monthly. None of the Funds has a targeted dividend rate, and none of the Funds guarantees that it will pay any dividends or other distributions. Any net realized capital gains, if any, will be distributed at least annually by all Funds.

DEFERRED COMPENSATION PLAN -- Under the deferred compensation plan approved by HighMark's Board of Trustees (the "Board"), members of the Board (the "Trustees") who are not officers or employees of Union Bank, N.A. (the "Bank") or any subsidiary of the Bank are permitted to defer a portion of their annual compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in shares of Funds selected by the Trustees, which has the same

                                                            HIGHMARK(R) FUNDS 31

JULY 31, 2010

economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of HighMark. However, HighMark has elected to invest in shares of those Funds selected by the Trustees in order to match the deferred compensation obligation. The deferred compensation is allocated to the Funds based on average net assets.

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

HighMark and the Adviser are parties to an investment advisory agreement. For its services, the Adviser is entitled to receive a fee with respect to each Fund, which is calculated daily and paid monthly, based on the daily net assets of each Fund, at an annual rate of:

California Tax-Free Money Market ...    0.30%
Diversified Money Market ...........    0.30%
Treasury Plus Money Market .........    0.30%
U.S. Government Money Market .......    0.30%
100% U.S. Treasury Money Market ....    0.30%

Effective December 1, 2009, the Adviser contractually agreed to reduce its fees throughout the period December 1, 2009 through November 30, 2010 and to the extent necessary to reimburse the Funds in order to limit the Funds from exceeding certain expense limitations as follows:

                                      FIDUCIARY   CLASS A   CLASS B   CLASS C   CLASS M   CLASS S
                                       SHARES      SHARES    SHARES    SHARES    SHARES    SHARES
                                      ---------   -------   -------   -------   -------   -------
California Tax-Free Money Market ...    0.55%      0.80%      n/a        n/a      n/a      1.05%
Diversified Money Market ...........    0.57       0.82       n/a        n/a      n/a      1.07
Treasury Plus Money Market .........    0.55       0.80       n/a        n/a      n/a      1.05
U.S. Government Money Market .......    0.57       0.82      1.52       1.27      n/a      1.07
100% U.S. Treasury Money Market ....    0.55       0.80       n/a        n/a      n/a      1.05

n/a -- not applicable

Effective December 1, 2009, the Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

The total amount of fees waived and/or assumed by the Adviser during the last fiscal year ended July 31, and is therefore currently eligible for recoupment provided that the total recoupment does not exceed the Funds' respective limitation, is as follows:

                                           FOR THE PERIOD
                                          DECEMBER 1, 2009
                                           - JULY 31, 2010
                                          ----------------
CA Tax-Free Money Market ..............   $        647,577
Treasury Plus Money Market ............            362,876
U.S. Government Money Market ..........          2,147,285
100% US Treasury Money Market .........          1,508,719

These amounts will expire on July 31, 2013.

Effective August 1, 2009 through November 30, 2009, the Adviser contractually agreed to reduce its fees and to the extent necessary to reimburse the Funds in order to limit the Funds from exceeding certain expense limitations as follows:

                                      FIDUCIARY   CLASS A   CLASS B   CLASS C   CLASS M   CLASS S
                                        SHARES     SHARES    SHARES    SHARES    SHARES    SHARES
                                      ---------   -------   -------   -------   -------   -------
California Tax-Free Money Market ...    0.55%      0.80%       n/a       n/a      n/a      1.05%
Diversified Money Market ...........    0.55       0.80        n/a       n/a      n/a      1.05
Treasury Plus Money Market .........    0.55       0.80        n/a       n/a      n/a      1.05
U.S. Government Money Market .......    0.55       0.80       1.50      1.25      n/a      1.05
100% U.S. Treasury Money Market ....    0.55       0.80        n/a       n/a      n/a      1.05

n/a -- not applicable

The Fund's total actual annual operating expense ratio may be less than the amount shown for such Fund above due to additional waivers/reimbursements described below.

Effective December 10, 2007, the Administrator and HighMark are parties to an administrative services agreement ("Administrative Services Agreement") under which the Administrator provides the Funds with administrative services for an annual fee of 0.15% of the first $8 billion of the average daily net assets of the Funds and 0.14% of such average daily net assets in excess of $8 billion allocated to each Fund based on its respective net assets. Prior to December 10, 2007, the Administrator and HighMark were parties to an administrative services agreement under which the Administrator provided the Funds with management and administrative services for an annual fee of 0.15% of the first $10 billion of the average daily net assets of the Funds and 0.145% of such average daily net assets in excess of $10 billion allocated to each Fund based on its respective net assets, possibly subject to certain minimum fees. The Administrator may voluntarily waive its fee, subject to termination at any time by the Administrator. For the period, the Administrator voluntarily waived such portion of its administration fee for the Treasury Plus Money Market Fund, the U.S. Government Money Market Fund and the 100% U.S. Treasury Money Market Fund, which provided investors with a higher yield during the period.

Effective December 10, 2007 for the Money Market Funds, pursuant to a separate agreement with the Administrator, BNY Mellon Investment Servicing (US) Inc., (the "Sub-Administrator") formerly known as PNC Global Investment Servicing (U.S.) Inc., performs sub-administration services on behalf of each Fund, for which it receives a fee paid by the Administrator at the annual rate of 0.025% of the first $8 billion of the aggregate average net assets of the Funds and

32 HIGHMARK(R) FUNDS

0.015% of such assets in excess of $8 billion. For the year ended July 31, 2010, the Sub-Administrator earned sub-administration fees in the amount of $1,386,664.

Prior to December 1, 2009, the Administrator was responsible for certain fees charged by HighMark Funds' transfer agent and certain routine legal expenses incurred by the Trust. These expenses are included in "Reduction of Expenses by the Administrator" on the statement of operations.

Certain officers of HighMark and Trustees who are deemed to be "interested persons" of HighMark as defined in the 1940 Act ("Interested Trustees") are also officers of the Adviser, the Adviser's parent and the Sub-Administrator. Such officers and Interested Trustees, except for the Funds' Chief Compliance Officer, are paid no fees by the Funds for serving as officers of HighMark.

The Trustees who are not "interested persons" of HighMark ("Independent Trustees") receive quarterly retainer fees and fees and expenses for each meeting of the Board attended, which is paid by the Funds.

Effective August 1, 2009, Boston Financial Data Services, Inc. ("BFDS") serves as the transfer agent, dividend disbursing agent and shareholder servicing agent for the Funds. Prior to August 1, 2009, State Street Bank and Trust Company ("State Street") served as the transfer agent, dividend disbursing agent and shareholder servicing agent for the Funds. State Street had sub-contracted such services to its affiliate, BFDS.

Effective December 1, 2008, HighMark Funds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of BNY Mellon Distributors Inc., formerly known as PFPC Distributors, Inc., and HighMark are parties to an underwriting agreement dated December 1, 2008. HighMark has adopted 12b-1 Plans (the "Plans") with respect to Class A, Class B, Class C and Class S Shares that allow each Fund to pay distribution and service fees to the Distributor as compensation for its services under the Plans. The Distributor receives a distribution fee computed daily and paid monthly, at the annual rate of 0.25% of the daily net assets attributable to each Fund's Class A Shares, 0.75% of the daily net assets attributable to each Fund's Class B Shares, 0.75% of the daily net assets attributable to each Fund's Class C Shares and 0.55% of the daily net assets attributable to each Fund's Class S Shares, which may be used by the Distributor to provide compensation for sales support and distribution activities.

The Distributor voluntarily agreed to waive up to 0.25% of the distribution fee attributable to Class A Shares, up to 0.75% of the distribution fee attributable to Class B Shares, up to 0.75% of the distribution fee attributable to Class C Shares, up to 0.55% of the distribution fee attributable to Class S Shares for the Money Market Funds during the year ended July 31, 2010. The Distributor waived the following amounts during the period:

FUND                                           CLASS A    CLASS B   CLASS C    CLASS S
--------------------------------              ---------   -------   -------   ---------
California Tax-Free Money Market ..........   $ 959,892       N/A     N/A     $ 153,313
Diversified Money Market ..................     527,694       N/A     N/A       652,966
Treasury Plus Money Market ................      21,830       N/A     N/A            --
U.S. Government Money Market ..............     121,567     1,636   2,102       798,243
100% U.S. Treasury Money Market ...........     375,354       N/A     N/A       837,115

HighMark has also adopted shareholder services plans/agreements permitting payment of compensation to service providers, that may include the Bank, or its affiliates, that have agreed to provide certain shareholder support services for its customers who own Fiduciary, Class A or Class B Shares. In consideration for such services, a service provider is entitled to receive compensation at the annual rate of up to 0.25% of the average daily net assets of the applicable class or classes of shares of the Funds. The service providers have agreed to waive a portion of their fees for certain classes of all Funds for the year ended July 31, 2010. For the year ended July 31, 2010, the Bank, or its affiliates earned shareholder servicing fees, net of waivers, from the Funds in the amount of approximately $1,466,677, which is included in the shareholder servicing fees and the related waivers on the statement of operations.

A contingent deferred sales charge ("CDSC") is imposed on certain redemptions of Class B Shares. The CDSC varies depending on the number of years from the purchase of Class B Shares until the redemption of such shares.

             YEARS SINCE                         CONTINGENT DEFERRED
            PURCHASE MADE                           SALES CHARGE
         -----------------------------------------------------------
               First ...........................         5%
               Second ..........................         4%
               Third ...........................         3%
               Fourth ..........................         3%
               Fifth ...........................         2%
               Sixth ...........................         1%
               Seventh and Eighth ..............        None

A CDSC of 1% is imposed when Class C Shares are redeemed within the first year of purchase.

Union Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian, as compensation for its services, receives a fee at the annual rate of 0.00625% of each Fund's daily net assets. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

4. FEDERAL INCOME TAXES

It is each Fund's intention to continue to qualify as a regulated investment company for federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provision for federal income taxes is required.

                                                            HIGHMARK(R) FUNDS 33

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
JULY 31, 2010

The Funds have analyzed their tax positions taken on federal income tax returns for all open tax years (tax years ended July 31, 2007 through 2009) and have concluded that no provision for income tax is required in their financial statements.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed realized gains or undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

Permanent differences, primarily attributable to net operating losses and the characterization of income and capital gain distributions have been reclassified to/from the following accounts:

                                                                      UNDISTRIBUTED    UNDISTRIBUTED
                                                                      NET INVESTMENT   NET REALIZED      PAID-IN
                                                                          INCOME           GAIN          CAPITAL
                                                                      --------------   -------------   -----------
California Tax-Free Money Market ..................................     $   49,628       $ (49,628)    $        --
Diversified Money Market ..........................................         67,654         (67,655)              1
Treasury Plus Money Market ........................................         (6,621)             --           6,621
U.S. Government Money Market ......................................             --          11,280         (11,280)

These reclassifications have no effect on net assets or net asset value per share of the Funds.

The tax character of dividends and distributions paid on a tax basis during the years or periods ended July 31, 2010 and July 31, 2009 (unless otherwise indicated) were as follows:

                                                                             LONG-TERM
                                                TAX-EXEMPT      ORDINARY      CAPITAL    RETURN OF
                                                  INCOME         INCOME        GAIN       CAPITAL        TOTAL
                                               ------------   ------------   ---------   ---------   -------------
California Tax-Free Money Market
   2010 ....................................   $    168,843   $         35   $      --   $      --   $     168,878
   2009 ....................................     12,357,513         60,135          --          --      12,417,648
Diversified Money Market
   2010 ....................................             --      6,301,864          --          --       6,301,864
   2009 ....................................             --     47,718,812          --          --      47,718,812
Treasury Plus Money Market
   2010 ....................................             --         79,768          --          --          79,768
   2009 (1) ................................             --        258,914          --          --         258,914
U.S. Government Money Market
   2010 ....................................             --        770,164          --          --         770,164
   2009 ....................................             --      8,075,912          --          --       8,075,912
100% U.S. Treasury Money Market
   2010 ....................................             --         90,147          --          --          90,147
   2009 ....................................             --      1,599,214          --          --       1,599,214

(1) Commenced operations on August 14, 2008.

As of July 31, 2010, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                                    UNDISTRIBUTED    UNDISTRIBUTED   UNDISTRIBUTED       CAPITAL
                                                       ORDINARY       TAX-EXEMPT       LONG-TERM          LOSS
                                                        INCOME          INCOME        CAPITAL GAIN    CARRYFORWARD
                                                    -------------   --------------   -------------   -------------
California Tax-Free Money Market ................   $          --   $       54,118   $          --   $          --
Diversified Money Market ........................         265,038               --              --              --
Treasury Plus Money Market ......................           4,087               --              --              --
U.S. Government Money Market ....................          36,839               --              --         (16,581)
100% U.S. Treasury Money Market .................           3,416               --              --        (115,585)

                                                                                                         TOTAL
                                                                                                     DISTRIBUTABLE
                                                        POST-         UNREALIZED         OTHER          EARNINGS
                                                       OCTOBER       APPRECIATION      TEMPORARY      (ACCUMULATED
                                                       LOSSES       (DEPRECIATION)    DIFFERENCES        LOSSES)
                                                    -------------   --------------   -------------   -------------
California Tax-Free Money Market ................   $          --   $           --   $      (4,189)  $      49,929
Diversified Money Market ........................              --               --        (186,527)         78,511
Treasury Plus Money Market ......................              --               --          (3,912)            175
U.S. Government Money Market ....................              --               --         (36,840)        (16,582)
100% U.S. Treasury Money Market .................         (67,276)              --          (3,416)       (182,861)

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE OR LESS THAN $1.00.

Post-October losses represent losses realized on investment transactions from November 1, 2009 through July 31, 2010, that, in accordance with federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year.

34 HIGHMARK(R) FUNDS

For federal income tax purposes, capital loss carryforwards represent net realized losses of a Fund that may be carried forward for a maximum period of eight years and applied against future net capital gains. At July 31, 2010, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                         2011      2012     2013      2014      2015      2016      2017     2018     TOTAL
                                       --------   ------   -------   ------   --------   -------   ------   ------   --------
U.S. Government Money Market .......   $ 14,850   $   --   $ 1,112   $  618   $    --    $    --   $   --   $    1   $ 16,581
100% U.S. Treasury Money Market ....     87,431       --        --       --    16,174     11,980       --       --    115,585

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE OR LESS THAN $1.00.

During the year ended July 31, 2010, capital loss carryforwards that were utilized and/or expired are as follows:

U.S. Government Money Market ............   $  11,280
100% U.S. Treasury Money Market .........       1,362

5. CONCENTRATION OF CREDIT RISK

The California Tax-Free Money Market Fund invest in debt securities issued by the State of California and its political subdivisions. The ability of the issuers of the securities held by this Fund to meet their obligations may be affected by economic and political developments in their respective states.

6. OTHER

At July 31, 2010, the percentage of total shares outstanding held by shareholders of record (comprised of omnibus accounts held on behalf of individual shareholders) owning 10% or greater of the aggregate total shares outstanding for each Fund is as follows:

                                                          NO. OF          %
                                                       SHAREHOLDERS   OWNERSHIP
                                                       ------------   ---------
California Tax-Free Money Market ...................        2           95%
Diversified Money Market ...........................        2           80%
Treasury Plus Money Market .........................        1           92%
US Government Money Market .........................        3           98%
100% US Treasury Money Market ......................        2           61%

7. TEMPORARY GUARANTEE PROGRAM

On October 3, 2008, the Board approved the participation of each of the Money Market Funds (the "Participating Funds") in the U.S. Department of the Treasury's Temporary Guarantee Program (the "Program") for money market funds. The Program was designed to protect the net asset value of certain shares of a shareholder of record in the Participating Funds at the close of business on September 19, 2008. The number of covered shares was the lesser of the number of shares owned on September 19, 2008 or the number of shares owned on the date when the payment was triggered. Payment was triggered if a Participating Fund's net asset value fell below $0.995 and the Fund liquidated. Eligible shareholders would receive a payment from the Program in the amount of the shortfall between the Fund's net asset value and $1.00 per share for each covered share. Guarantee payments under the Program would not exceed the amount available within the U.S. Department of the Treasury's Exchange Stabilization Fund ("ESF") on the date of payment. At the initial time of offering, ESF assets were approximately $50 billion.

Each Participating Fund incurred the expense of its participation in the Program without regard to any expense caps currently in place. The fee for participating in the Program ranged from 0.01% to 0.015%.

The Treasury twice extended the Program from December 1, 2008 through April 30, 2009 and from May 1, 2009 through September 18, 2009. The Program expired on September 18, 2009.

The following table represents the expense charged to each Participating Fund for the year ended July 31, 2010:

                                                   AMOUNT
                                                  CHARGED   EXPENSE RATIO
                                                ----------  -------------
California Tax-Free Money Market ............   $   65,130       0.009%
Diversified Money Market ....................      188,855       0.006%
Treasury Plus Money Market ..................            1       0.000%
U.S. Government Money Market ................       38,945       0.004%
100% U.S. Treasury Money Market .............       40,634       0.005%

8. NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are currently effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management has evaluated the impact and has incorporated the appropriate disclosures required by ASU No. 2010-06 in its financial statement disclosures.

9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined there are no subsequent events that would require disclosure in or adjustment to the financial statements.

                                                            HIGHMARK(R) FUNDS 35

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF THE HIGHMARK FUNDS:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the California Tax-Free Money Market Fund, Diversified Money Market Fund, Treasury Plus Money Market Fund, U.S. Government Money Market Fund, and 100% U.S. Treasury Money Market Fund (collectively, the "Funds"), five of the twenty-nine portfolios constituting the HighMark Funds (the "Trust") as of July 31, 2010, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2010, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the California Tax-Free Money Market Fund, Diversified Money Market Fund, Treasury Plus Money Market Fund, U.S. Government Money Market Fund, and 100% U.S. Treasury Money Market Fund as of July 31, 2010, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Philadelphia, Pennsylvania
September 27, 2010

36 HIGHMARK(R) FUNDS

NOTICE TO SHAREHOLDERS (UNAUDITED)

For shareholders that do not have a July 31, 2010 tax year end, this notice is for informational purposes only. For shareholders with a July 31, 2010 tax year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended July 31, 2010, each Fund is designating the following items with regard to distributions paid during the year.

                                                                           QUALIFIED
                                                                           DIVIDENDS
                                                                              AND     QUALIFYING
                                                                           CORPORATE   DIVIDEND
                            15% RATE     ORDINARY                          DIVIDENDS    INCOME
                           LONG-TERM      INCOME      TAX EXEMPT            RECEIVED   (15% TAX      U.S.     QUALIFIED   QUALIFIED
                          CAPITAL GAIN DISTRIBUTIONS    INCOME             DEDUCTION   RATE FOR   GOVERNMENT   INTEREST  SHORT-TERM
FUND                      DISTRIBUTION  (TAX BASIS)  DISTRIBUTIONS  TOTAL     (1)      QDI) (2)  INTEREST (3)   INCOME  CAPITAL GAIN
------------------------------------------------------------------------------------------------------------------------------------
California Tax-Free
   Money Market (4) ....      0.00%         0.02%        99.98%    100.00%    0.00%      0.00%       0.00%     100.00%     0.00%
Diversified Money
   Market ..............      0.00%       100.00%         0.00%    100.00%    0.00%      0.00%       0.00%      99.96%     0.00%
Treasury Plus Money
   Market ..............      0.00%       100.00%         0.00%    100.00%    0.00%      0.00%     100.00%      99.99%     0.00%
U.S. Government Money
   Market ..............      0.00%       100.00%         0.00%    100.00%    0.00%      0.00%     100.00%     100.00%     0.00%
100% U.S. Treasury Money
   Market (5) ..........      0.00%       100.00%         0.00%    100.00%    0.00%      0.00%     100.00%     100.00%     0.00%

--------------------
(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS THAT QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS."

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF EACH OF THE AFOREMENTIONED FUNDS TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.

(3) "U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF TOTAL ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. HOWEVER, FOR SHAREHOLDERS OF EACH FUND, EXCEPT FOR THE 100% U.S. TREASURY MONEY MARKET FUND, WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT AND NEW YORK, THE STATUTORY THRESHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE AMOUNTS FROM STATE INCOME.

(4) FOR RESIDENTS OF CALIFORNIA: THE CALIFORNIA TAX-FREE MONEY MARKET FUND MET THE QUARTERLY DIVERSIFICATION TEST FOR THE FISCAL YEAR ENDED JULY 31, 2010.

(5) FOR RESIDENTS OF CALIFORNIA, CONNECTICUT AND NEW YORK: THE 100% U.S. TREASURY MONEY MARKET FUND MET THE QUARTERLY DIVERSIFICATION TEST FOR THE FISCAL YEAR ENDED JULY 31, 2010. ALL INCOME EARNED BY THE 100% U.S. TREASURY MONEY MARKET FUND IS DESIGNATED TAX EXEMPT INCOME FOR STATE INCOME TAX PURPOSES.

                                                            HIGHMARK(R) FUNDS 37

TRUSTEES AND OFFICERS (UNAUDITED)

Information pertaining to the Trustees and officers of the Trust is set forth below. The Statement of Additional Information ("SAI") includes additional information about Fund directors. The SAI is available, without charge, upon request, by calling 1-800-433-6884. The following trustees and officers list is current as of September 21, 2010.

------------------------------------------------------------------------------------------------------------------------------------
                                               TERM OF                                           NUMBER OF PORTFOLIOS      OTHER
                                               OFFICE                                                IN HIGHMARK       DIRECTORSHIPS
                                                 AND                    PRINCIPAL                       FUNDS             HELD BY
                             POSITION(S)      LENGTH OF                OCCUPATION(S)                   COMPLEX            TRUSTEE
      NAME,                   HELD WITH         TIME                   DURING PAST                     OVERSEEN         DURING PAST
ADDRESS(1) AND AGE            THE TRUST       SERVED(2)                  5 YEARS                     BY TRUSTEE(3)       5 YEARS(4)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
David Benkert               Trustee,         Since 3/04   From April 1, 1992 to present,                  29                None
53                          Chairman                      Director, Navigant Consulting, Inc.
                                                          (financial consulting).

Thomas L. Braje             Trustee          Since 6/87   Prior to retirement in October 1996,            29                None
67                                                        Vice President and Chief Financial
                                                          Officer of Bio Rad Laboratories, Inc.

Evelyn S. Dilsaver          Trustee, Audit   Since 1/08   Since January 2010, Member, Board of            29             Longs Drug
55                          Committee                     Directors of Tempur-Pedic                                     Corporation
                            Chairman                      International Inc. (mattress                                   (LDG)(5);
                                                          manufacturer). Since November 2009,                           Aeropostale,
                                                          Member, Board of Directors of Blue                            Inc. (ARO);
                                                          Shield of California (health                                   Tamalpais
                                                          insurance). Formerly Executive Vice                             Bancorp
                                                          President for The Charles Schwab                                (TAMB);
                                                          Corporation, and President and Chief                          Tempur-Pedic
                                                          Executive Officer of Charles Schwab                          International
                                                          Investment Management, Inc. Prior to                           Inc. (TPX)
                                                          July 2004, Senior Vice President,
                                                          Asset Management Products and
                                                          Services, Charles Schwab Investment
                                                          Management, Inc. Prior to July 2003,
                                                          Executive Vice President - Chief
                                                          Financial Officer and Chief
                                                          Administrative Officer for U.S.
                                                          Trust Company, then a subsidiary of
                                                          The Charles Schwab Corporation.

David A. Goldfarb           Trustee          Since 6/87   Since January 2010, owner of David A.           29                None
68                                                        Goldfarb, CPA. From 1987 to 2009,
                                                          Partner, Goldfarb & Simens Certified
                                                          Public Accountants.

Michael L. Noel             Trustee,         Since 12/98  President, Noel Consulting Company              29           Avista Corp.
69                          Vice Chairman,                since 1998. Member, Saber Partners                              (AVA)
                            Governance                    (financial advisory firm) since
                            Committee                     2002. Member, Board of Directors,
                            Chairman                      Avista Corp. (utility company),
                                                          since January 2004. Member, Board of
                                                          Directors, SCAN Health Plan, since
                                                          1997. From April 1997 to December
                                                          1998, Member of HighMark Funds
                                                          Advisory Board.

Robert M. Whitler(6)        Trustee          Since 12/98  Retired from Union Bank, N.A.                   29                None
72                                                        (formerly Union Bank of California,
                                                          N.A.) in 1996. Served as Executive
                                                          Vice President, Chief Trust Officer
                                                          and Head of the Trust Investments
                                                          Group.

INTERESTED TRUSTEES AND OFFICERS
Earl A. Malm II(7)          Trustee,         Since 12/05  President, Chief Executive Officer              29                N/A
350 California Street       President        (President)  and Director of the Adviser since
San Francisco, CA 94104                      Since 1/08   October 2002. Chairman of the Board
61                                           (Trustee)    of the Adviser since February 2005.

Colleen Cummings            Assistant        Since 6/10   Vice President and Director, Client             N/A               N/A
4400 Computer Drive         Treasurer                     Services Administration, BNY Mellon
Westborough, MA 01581                                     Investment Servicing (US) Inc.
39                                                        (formerly known as PNC Global
                                                          Investment Servicing (U.S.) Inc.)
                                                          since 2004.

38 HIGHMARK(R) FUNDS

------------------------------------------------------------------------------------------------------------------------------------
                                               TERM OF                                           NUMBER OF PORTFOLIOS      OTHER
                                               OFFICE                                                IN HIGHMARK       DIRECTORSHIPS
                                                 AND                    PRINCIPAL                       FUNDS             HELD BY
                             POSITION(S)      LENGTH OF                OCCUPATION(S)                   COMPLEX            TRUSTEE
      NAME,                   HELD WITH         TIME                   DURING PAST                     OVERSEEN         DURING PAST
ADDRESS(1) AND AGE            THE TRUST       SERVED(2)                  5 YEARS                     BY TRUSTEE(3)       5 YEARS(4)
------------------------------------------------------------------------------------------------------------------------------------
Pamela O'Donnell            Vice President,  Since 12/05  Vice President and Director of Mutual           N/A               N/A
350 California Street       Treasurer and    (Treasurer)  Fund Administration of the Adviser
San Francisco, CA 94104     Chief Financial  Since 3/09   since 2005. Vice President of
46                          Officer          (Vice        Operations and Client Service of the
                                             President)   Adviser from 2003 to 2005.
                                             Since 6/10
                                             (Chief
                                             Financial
                                             Officer)

Catherine M. Vacca          Chief            Since 9/04   Senior Vice President and Chief                 N/A               N/A
350 California Street       Compliance                    Compliance Officer of the Adviser
San Francisco, CA 94104     Officer                       since July 2004.
53

Helen Robichaud             Secretary        Since 3/10   Vice President and Counsel, BNY                 N/A               N/A
99 High Street, 27th Floor                                Mellon Investment Servicing (US)
Boston, MA 02110                                          Inc. (formerly known as PNC Global
58                                                        Investment Servicing (U.S.) Inc.)
                                                          since January 2010. Director of Fund
                                                          Regulatory Services of J.P. Morgan
                                                          from June 2008 to December 2009.
                                                          Associate General Counsel of J.P.
                                                          Morgan from August 1995 to June
                                                          2008.

Carol Gould                 Vice President   Since 9/08   Assistant Vice President and Manager            N/A               N/A
99 High Street, 27th Floor  and Assistant                 of BNY Mellon Investment Servicing
Boston, MA 02110            Secretary                     (US) Inc. (formerly known as PNC
49                                                        Global Investment Servicing (U.S.)
                                                          Inc.) since November 2004.

--------------------
(1) Each Trustee may be contacted by writing to the Trustee c/o HighMark Funds, 350 California Street, San Francisco, CA 94104.

(2) Each Trustee shall hold office during the lifetime of the Trust until he or she dies, resigns, retires or is removed or, if sooner, until the next meeting of shareholders following his election or appointment as Trustee at which Trustees are elected and until his successor shall have been elected and qualified in accordance with the Trust's Declaration of Trust.

(3) The "HighMark Funds Complex" consists of all registered investment companies for which the Adviser serves as investment adviser. As of July 31, 2010, the HighMark Funds Complex consisted of 29 Funds.

(4) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

(5) Ms. Dilsaver ceased being a director of Longs Drug Corporation in connection with the acquisition of the company by CVS Caremark in 2008.

(6)   Mr. Whitler is expected to retire on December 31, 2010.

(7) Earle Malm is an Interested Trustee by virtue of his position with the Adviser.

                                                            HIGHMARK(R) FUNDS 39

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED)

The Board of Trustees, including all of the trustees who are not "interested persons" (as defined in the 1940 Act) of HighMark or the Adviser ("Independent Trustees"), considers matters bearing on the advisory agreement between HighMark and the Adviser (the "Investment Advisory Agreement") at most of its meetings throughout the year.

Once a year, usually in the summer, the Board of Trustees meets to extensively review the Investment Advisory Agreement to determine whether to approve the continuation of the agreement with respect to the Funds and other series of HighMark for an additional one-year period. In connection with this annual determination, the Trustees receive materials that the Adviser believes to be reasonably necessary for the Trustees to evaluate the agreement. With respect to the Funds, these materials generally include, among other items,

      o information on the investment performance of the Funds and the performance of peer groups of mutual funds and the Funds' performance benchmarks,

      o information on the Funds' advisory fees and other expenses, including information comparing the Funds' expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee "breakpoints" (fee rates that decline as a percentage of Fund assets as Fund assets reach higher levels),

      o     sales and redemption data for the Funds,

      o information about the profitability of the Adviser with respect to its provision of services to the Funds and

      o other information obtained through the completion of an informational questionnaire sent to the Adviser by the Trustees.

The Board of Trustees may also consider other matters such as:

      o     the Adviser's financial results and financial condition,

      o the size, education and experience of the Adviser's investment staff and its use of technology, external research and trading cost measurement tools,

      o     the procedures employed to determine the value of the Funds' assets,

      o the allocation of the Funds' brokerage including allocations, if any, to brokers affiliated with the Adviser and the use of "soft" commission dollars to pay for research services for the Adviser,

      o the Adviser's resources devoted to, and record of compliance with, the Funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies and

      o the outlook for the economy generally and for the mutual fund industry in particular.

Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser. The Trustees also meet with, and ask questions of, representatives of the Adviser, either in person or by conference telephone.

The Board of Trustees most recently approved the continuation of the Investment Advisory Agreement with respect to all of the Funds at meetings held on June 23-24, 2010.

In considering whether to approve the continuation of the Investment Advisory Agreement with respect to the Funds at the meetings held on June 23-24, 2010, the Board of Trustees did not identify any single factor as determinative. Matters considered by the Trustees in connection with their approval of the Investment Advisory Agreement as it relates to the Funds included the following:

THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED TO THE FUNDS UNDER THE INVESTMENT ADVISORY AGREEMENT. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Funds and the resources dedicated to the Funds by the Adviser and its affiliates. For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering a variety of investment disciplines and providing for a variety of fund and shareholder services. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding the Investment Advisory Agreement, that the nature, extent and quality of services provided supported the renewal of the Investment Advisory Agreement with respect to the Funds.

INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information comparing the performance of the Funds to the performance of peer groups of funds and the Funds' respective performance benchmarks. In addition, the Trustees held various discussions with the Adviser about Fund performance at each regular board meeting throughout the year. With respect to each Fund, the Board of Trustees concluded that the Fund's performance supported the renewal of the Investment Advisory Agreement relating to that

40 HIGHMARK(R) FUNDS

Fund. In the case of each Fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods considered, the Board of Trustees concluded that other factors relevant to performance supported renewal of the Investment Advisory Agreement with respect to such Fund. These factors varied from Fund to Fund, but included one or more of the following: (1) that the Fund's performance, although lagging in certain recent periods, was strong over the longer term; (2) that the underperformance was attributable, to a significant extent, to investment decisions by the Adviser that were reasonable and consistent with the Fund's investment objective and policies; (3) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (4) that the Adviser has taken or is taking or formulating steps designed to help improve the Fund's investment performance. The Trustees also considered the Adviser's performance and reputation generally, the Funds' performance as a fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding the Investment Advisory Agreement with respect to the Funds, that the performance of the Funds and the Adviser supported the renewal of the Agreement with respect to the Funds.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM ITS RELATIONSHIPS WITH THE FUNDS. The Trustees considered and had discussions with Fund management regarding the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of the Funds' advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Adviser to other funds and accounts with similar investment programs, if any. In considering the fees charged to such other funds or accounts, the Trustees considered, among other things, the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to manage mutual fund assets effectively. In evaluating each Fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund. The Trustees also considered any compensation received by the Adviser and its affiliates from the Funds for providing services other than advisory services. The Trustees reviewed information provided by the Adviser as to the profitability of the Adviser and its affiliates' relationships with the Funds, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered information about the performance of the relevant Funds, the expense levels of the Funds, and whether the Adviser had implemented breakpoints in its fee schedules and/or expense caps with respect to such Funds. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding the Investment Advisory Agreement, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Funds supported the renewal of the Investment Advisory Agreement with respect to the Funds.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale (i.e. decreasing per unit costs as a fund increases in asset size) in the provision of services by the Adviser and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense waivers. The Trustees noted that all of the share classes of all of the Funds benefited from expense caps. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Funds, as discussed above. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding the Investment Advisory Agreement, that the extent to which any economies of scale are shared with the Funds supported the renewal of the Investment Advisory Agreement with respect to the Funds.

The Trustees also considered other factors, which included but were not limited to the following:

      o whether each Fund has operated in accordance with its investment objective and the Fund's record of compliance with its investment policies and restrictions, and the compliance programs of the Funds and the Adviser.

      o the nature, quality, cost and extent of administrative, custody, securities lending and shareholder services performed by the Adviser and its affiliates, both under the Investment Advisory Agreement and under other separate agreements with or with respect to HighMark.

      o so-called "fallout benefits" to the Adviser, such as the engagement of affiliates of the Adviser to provide custody, securities lending, administration and other services to the Funds, and the benefits of investment research provided to the Adviser by reason of brokerage commissions generated by the Funds' securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees concluded that the Investment Advisory Agreement should be continued with respect to the Funds through July 31, 2011.

                                                            HIGHMARK(R) FUNDS 41

FUND INFORMATION (UNAUDITED)
JULY 31, 2010

HighMark Funds is committed to managing our mutual funds in the best interests of our shareholders. The Board of Trustees of HighMark Funds has delegated the authority to vote proxies on behalf of the Funds that own voting securities to the Adviser. The Board has authorized the Adviser to delegate proxy voting authority with respect to a Fund to that Fund's sub-adviser. A description of the proxy voting guidelines and policies that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request by calling our investor services desk at 1-800-433-6884; (ii) on the SEC's website at http://www.sec.gov; and (iii) on HighMark Funds' website at http://www.highmarkfunds.com. Information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling our investor services desk at 1-800-433-6884; (ii) on the SEC's website at http://www.sec.gov; and (iii) on the HighMark Funds' website at http://www.highmarkfunds.com. The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are (i) available without charge upon request by calling our investor services desk at 1-800-433-6884; (ii) available on the SEC's website at http://www.sec.gov; (iii) available on the HighMark Funds' website at http://www.highmarkfunds.com; and (iv) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                          FIDUCIARY SHARES INFORMATION

FUND                                            CUSIP        TICKER      FUND #
CA TAX-FREE MONEY MARKET                      431114842       HMCXX        487
DIVERSIFIED MONEY MARKET                      431114883       HMDXX        484
TREASURY PLUS MONEY MARKET                    431123108       HMFXX       2219
U.S. GOVERNMENT MONEY MARKET                  431114701       HMGXX        485
100% U.S. TREASURY MONEY MARKET               431114503       HMTXX        486

                            RETAIL SHARES INFORMATION

FUND                                            CUSIP        TICKER      FUND #
CA TAX-FREE MONEY MARKET
   CLASS A SHARES                             431114859       HMAXX        476

DIVERSIFIED MONEY MARKET
   CLASS A SHARES                             431114800       HMVXX        473

TREASURY PLUS MONEY MARKET
   CLASS A SHARES                             431123306       HMPXX       2218

U.S. GOVERNMENT MONEY MARKET
   CLASS A SHARES                             431114602       HMUXX        474
   CLASS B SHARES                             431114495       HGBXX        450
   CLASS C SHARES                             431112531       HGTXX       1499

100% U.S. TREASURY MONEY MARKET
   CLASS A SHARES                             431114404       HMRXX        475

                           CLASS S SHARES INFORMATION

CA TAX-FREE MONEY MARKET                      431112705       HCSXX       1727

DIVERSIFIED MONEY MARKET                      431112408       HDSXX       1728

TREASURY PLUS MONEY MARKET                    431123207       HMSXX       2220

42 HIGHMARK(R) FUNDS

U.S. GOVERNMENT MONEY MARKET                  431112507       HGSXX       1729

100% U.S. TREASURY MONEY MARKET               431112606       HUSXX       1730

                                                            HIGHMARK(R) FUNDS 43

SERVICE PROVIDERS & BOARD OF TRUSTEES

INVESTMENT ADVISER & ADMINISTRATOR
HighMark Capital Management, Inc.
350 California Street, Suite 1600
San Francisco, CA 94104

CUSTODIAN
Union Bank, N.A.
350 California Street
San Francisco, CA 94104

DISTRIBUTOR
HighMark Funds Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

LEGAL COUNSEL
Ropes & Gray LLP
Three Embarcadero Center
San Francisco, CA 94111-4006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

TRANSFER AGENT
Boston Financial Data Services
PO Box 8416
Boston, MA 02266

BOARD OF TRUSTEES
David E. Benkert, Chairman
Thomas L. Braje
Evelyn S. Dilsaver
David A. Goldfarb
Michael L. Noel
Robert M. Whitler
Earle A. Malm, II

44 HIGHMARK(R) FUNDS

--------------------------------------------------------------------------------

TO LEARN MORE ABOUT HIGHMARK, VISIT US AT
WWW.HIGHMARKFUNDS.COM OR CALL:

INVESTOR SERVICES DESK
1.800.433.6884

INVESTMENT PROFESSIONAL SUPPORT DESK
1.800.455.5609

THANK YOU FOR YOUR INVESTMENT.

                            [HIGHMARK FUNDS LOGO](R)

            -----------------------------

              Mutual Funds:
              o are not FDIC insured
              o have no bank guarantee
              o may lose value

            -----------------------------

[HIGHMARK FUNDS LOGO](R)

445 South Figueroa Street o Suite 306 o Los Angeles o California o 90071

WWW.HIGHMARKFUNDS.COM

HMK-AR-003-0100
84806-A (07/10)

Item 2. Code of Ethics.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant's Board of Trustees has determined that David A. Goldfarb, Evelyn S. Dilsaver and Robert M. Whitler are each qualified to serve as an audit committee financial expert serving on its audit committee and that they are each "independent," as defined by Item 3 of Form N-CSR.


Item 4. Principal Accountant Fees and Services.

Audit Fees

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $592,100 for 2009 and $595,500 for 2010.

Audit-Related Fees

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $33,200 for 2009 and $36,600 for 2010.

          The above "Audit-Related Fees" were billed for the three security count verifications for the Funds as required under sections (f) of Rule 17f-2 of the Investment Company Act of 1940 (the "Act").

Tax Fees

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $90,200 for 2009 and $94,650 for 2010.

         Tax fees represent fees paid for the review of Federal and state income and excise tax returns for certain Funds within the Trust.

All Other Fees

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $44,802 for 2009 and $39,607 for 2010.

     (e)(1) To the extent required by applicable law, the Trust's audit committee approves, in advance, the engagement of all audit and non-audit services rendered to the Trust by the Trust's independent registered public accounting firm and all non-audit services rendered by the Trust's independent registered public accounting firm to the investment adviser and to certain of the investment adviser's affiliates; provided, however, that the audit committee may implement policies and procedures pursuant to which such services are pre-approved other than by the full audit committee, subject to subsequent reporting of any such pre-approvals to the audit committee (generally at the audit committee's next regular meeting).

     (e)(2) Percentage of services  described in each of paragraphs  (b) through
          (d) of this Item that were approved by the audit committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) 0%

                           (c) 0%

                           (d) 0%

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was no greater than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $168,202 for 2009 and $615,857 for 2010.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



Item 5. Audit Committee of Listed registrants.

Not applicable.



Item 6. Investments.

     (a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

     (b)  Not applicable.



Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.



Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.



Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.



Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


Item 11. Controls and Procedures.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. Exhibits.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications  pursuant  to Rule  30a-2(b)  under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                        HighMark Funds
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By (Signature and Title)*  /s/ Earle A. Malm II
                         -------------------------------------------------------
                           Earle A. Malm II, President
                           (principal executive officer)

Date     9/29/10
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Earle A. Malm II
                         -------------------------------------------------------
                           Earle A. Malm II, President
                           (principal executive officer)

Date     9/29/10
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By (Signature and Title)*  /s/ Pamela O'Donnell
                         -------------------------------------------------------
                           Pamela O'Donnell, Chief Financial Officer
                           (principal financial officer)

Date     9/29/10
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* Print the name and title of each signing officer under his or her signature.